As filed with the Securities and Exchange Commission on July 28, 2005.

                                                       1933 Act File No. 2-75093
                                                      1940 Act File No. 811-3333

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 X

                        Pre-Effective Amendment No. _____
                        Post-Effective Amendment No. 37

                                      and

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 X
                                Amendment No. 39


                           USAA TAX EXEMPT FUND, INC.
                      ------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                9800 Fredericksburg Road, San Antonio, TX 78288
                -----------------------------------------------
              (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code (210) 498-0226

                           Mark S. Howard, Secretary
                           USAA TAX EXEMPT FUND, INC.
                            9800 Fredericksburg Road
                           San Antonio, TX 78288-0227
                           --------------------------
                    (Name and Address of Agent for Service)


It is proposed that this filing will become effective under Rule 485

___ immediately  upon filing pursuant to paragraph (b)
_X_ on (August 1, 2005) pursuant to paragraph  (b)
___ 60 days after  filing  pursuant  to  paragraph  (a)(1)
___ on (date) pursuant to paragraph  (a)(1)
___ 75 days after filing pursuant to paragraph (a)(2)
___ on (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

_____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


                            Exhibit Index on Page 421
                                                                   Page 1 of 428

                                     Part A



                              Prospectuses for the
                    Long-Term, Intermediate-Term, Short-Term
                       and Tax Exempt Money Market Funds,
               California Bond and California Money Market Funds,
               New York Bond and New York Money Market Funds, and
                 Virginia Bond and Virginia Money Market Funds
                              are included herein

                                     Part A

                               Prospectus for the
                    Long-Term, Intermediate-Term, Short-Term
                       and Tax Exempt Money Market Funds

[USAA
EAGLE
LOGO(R)]


                     USAA  NATIONAL TAX-
                              EXEMPT FUNDS

                     USAA
              Investments



                              [PHOTOGRAPH OMITTED]



                              P  R  O  S  P  E  C  T  U  S

     ---------------------------------------------------------------------------

           AUGUST 1, 2005     Long-Term Fund
                              Intermediate-Term Fund
                              Short-Term Fund
                              Tax Exempt Money Market Fund


                              As with other mutual funds, the Securities and Exchange Commission has not approved or disapproved of these Funds' shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Table of CONTENTS
--------------------------------------------------------------------------------

WHAT ARE EACH FUND'S INVESTMENT OBJECTIVES
AND PRINCIPAL STRATEGIES?                                               2

WHAT ARE THE PRINCIPAL RISKS OF INVESTING
IN THESE FUNDS?                                                         2

COULD THE VALUE OF YOUR INVESTMENT
IN THESE FUNDS FLUCTUATE?                                               4

FEES AND EXPENSES                                                      15

FUND INVESTMENTS                                                       16

FUND MANAGEMENT                                                        27
USING MUTUAL FUNDS IN AN

INVESTMENT PROGRAM                                                     30

HOW TO INVEST                                                          33

HOW TO REDEEM                                                          37

IMPORTANT INFORMATION ABOUT PURCHASES
AND REDEMPTIONS                                                        39

EXCHANGES                                                              41

SHAREHOLDER INFORMATION                                                42

FINANCIAL HIGHLIGHTS                                                   46

ADDITIONAL INFORMATION ABOUT THE
FUNDS' INVESTMENT POLICIES                                             51

APPENDIX A                                                             56

                                                                  1 - Prospectus

USAA NATIONAL TAX-EXEMPT FUNDS
--------------------------------------------------------------------------------

USAA INVESTMENT MANAGEMENT COMPANY (IMCO) MANAGES THESE FUNDS. FOR EASIER READING, IMCO WILL BE REFERRED TO AS "WE" OR "US" THROUGHOUT THE PROSPECTUS.

WHAT ARE EACH FUND'S INVESTMENT OBJECTIVES
AND PRINCIPAL STRATEGIES?

          Each Fund has a common objective of providing investors with interest income that is exempt from federal income tax. The Tax Exempt Money Market Fund has a further objective of preserving capital and maintaining liquidity. Each Fund has separate investment policies to achieve its objective.

          LONG-TERM, INTERMEDIATE-TERM, AND SHORT-TERM FUNDS

          The Long-Term, Intermediate-Term, and Short-Term Funds invest primarily in investment-grade tax-exempt securities differentiated by maturity limitations. The dollar-weighted average portfolio maturity of the Long-Term Fund is ten years or more, the Intermediate-Term Fund is between three and ten years, and the Short-Term Fund is three years or less.

          TAX EXEMPT MONEY MARKET FUND

          The Tax Exempt Money Market Fund invests in high-quality tax-exempt securities with remaining maturities of 397 days or less.

          Because any investment involves risk, there is no assurance that the Funds' objectives will be achieved. See FUND INVESTMENTS on page 16 for more information.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING
IN THESE FUNDS?

          The three principal risks of investing in these Funds are credit risk, interest rate risk, and management risk. As with other mutual funds, losing money is also a risk of investing in these Funds.

          * CREDIT RISK involves the possibility that a borrower cannot make timely interest and principal payments on its securities.

USAA National Tax-Exempt Funds - 2

--------------------------------------------------------------------------------

          * INTEREST RATE RISK involves the possibility that the value of each Fund's investments will decline because of an increase in interest rates, adverse changes in supply and demand for tax-exempt securities, or other market factors.

               IF INTEREST RATES INCREASE: the yield of each Fund may increase. In addition, the market value of the Long-Term, Intermediate-Term, and Short-Term Funds' securities will likely decline, adversely affecting each Fund's net asset value and total return.

               IF INTEREST RATES DECREASE: the yield of each Fund may decrease. In addition, the market value of the Long-Term, Intermediate-Term, and Short-Term Funds' securities may increase, which would likely increase each Fund's net asset value and total return.

          * MANAGEMENT RISK involves the possibility that the investment techniques and risk analyses used by each Fund's managers will not produce the desired results.

          Other risks of investing in any of these Funds include call risk and structural risk. See page 20 for more information on these risks.

          As you consider an investment in any of these Funds, you should also take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods.

          An investment in any of these Funds is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Tax Exempt Money Market Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in that Fund.

          You will find more detailed information about the risks you will face as a Fund shareholder throughout this prospectus.

                                                                  3 - Prospectus

USAA NATIONAL TAX-EXEMPT FUNDS
--------------------------------------------------------------------------------

COULD THE VALUE OF YOUR INVESTMENT
IN THESE FUNDS FLUCTUATE?

          Yes, it could. In fact, the value of your investment in the Long-Term, Intermediate-Term, and Short-Term Funds will fluctuate with the changing market values of the investments in the Funds. We manage the Tax Exempt Money Market Fund in accordance with strict Securities and Exchange Commission (SEC) guidelines designed to preserve the Fund's value at $1 per share, although, of course, we cannot guarantee that the value will remain at $1 per share.

          The value of the securities in which the Long-Term, Intermediate-Term, and Short-Term Funds invest typically fluctuates inversely with changes in the general level of interest rates. Changes in the creditworthiness of issuers and changes in other market factors such as the relative supply of and demand for tax-exempt securities also create value fluctuations.

          The bar charts shown on the following pages illustrate each Fund's volatility and performance from year to year for each full calendar year over the past ten years.

          TOTAL RETURN

          All mutual funds must use the same formula to calculate TOTAL RETURN.

           ================================================================
            [ARROW] TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS.
           ================================================================

USAA National Tax-Exempt Funds - 4

-------------------------------------------------------------------------------

          LONG-TERM FUND

          [BAR CHART]

                    CALENDAR YEAR       TOTAL RETURN
                         1995                18.58%
                         1996                 4.47%
                         1997                10.38%
                         1998                 5.97%
                         1999                -5.04%
                         2000                12.11%
                         2001                 4.33%
                         2002                 9.70%
                         2003                 7.02%
                         2004                 5.60%

                           SIX-MONTH YTD TOTAL RETURN
                                3.20% (6/30/05)

          BEST QUARTER*                                WORST QUARTER*
          7.77% 1st Qtr. 1995                    -2.05% 2nd Qtr. 2004

* Please note that "Best Quarter" and "Worst Quarter" figures are applicable only to the time period covered by the bar chart.

          The following table shows how the Long-Term Fund's average annual total returns for the periods indicated compared to those of relevant securities market indices. The after-tax returns are shown in two ways: (1) assumes that you owned the Fund during the entire period and paid taxes on the Fund's distributions of taxable net investment income or realized capital gains and (2) assumes that you paid taxes on the Fund's distributions of taxable net investment income or realized capital gains and sold all shares at the end of each period.

          After-tax   returns  are  calculated  using  the  historical   highest
          individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts. A higher after-tax

                                                                  5 - Prospectus

USAA NATIONAL TAX-EXEMPT FUNDS
--------------------------------------------------------------------------------

          return may result  when a capital  loss  occurs  upon  redemption  and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown.

          Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future.

                          AVERAGE ANNUAL TOTAL RETURNS
                     FOR THE PERIODS ENDED DECEMBER 31, 2004
                                                                        SINCE
                                                                      INCEPTION
LONG-TERM FUND             PAST 1 YEAR   PAST 5 YEARS  PAST 10 YEARS    3/19/82
===============================================================================
Return Before Taxes            5.60%        7.72%         7.15%         8.88%

Return After Taxes
on Distributions               5.60%        7.72%         7.15%         8.76%

Return After Taxes
on Distributions and
Sale of Fund Shares            5.25%        7.40%         6.99%         8.68%
===============================================================================
Lehman Brothers Municipal
Bond Index* (reflects no
deduction for fees,
expenses, or taxes)            4.48%        7.20%         7.06%         9.26%+
===============================================================================
Lipper General Municipal
Debt Funds Index** (reflects
no deduction for taxes)        4.14%        6.63%         6.39%         9.01%+
===============================================================================

* The Lehman Brothers Municipal Bond Index is an unmanaged benchmark of total return performance for the long-term, investment-grade, tax-exempt bond market.

** The Lipper General Municipal Debt Funds Index tracks the total return performance of the 30 largest funds within this category. This category includes funds that invest at least 65% of their assets in municipal debt issues in the top four credit ratings.

+ The performance of the Lehman Brothers Municipal Bond Index and the Lipper General Municipal Debt Funds Index is calculated with a commencement date of February 28, 1982, while the Fund's inception date is March 19, 1982. There may be a slight variation in the comparative performance numbers because of this difference.

          NONE OF THE LONG-TERM FUND'S RETURN WAS A TAX PREFERENCE ITEM FOR PURPOSES OF THE FEDERAL ALTERNATIVE MINIMUM TAX.

USAA National Tax-Exempt Funds - 6

--------------------------------------------------------------------------------

          INTERMEDIATE-TERM FUND

          [BAR CHART]

                              CALENDAR YEAR       TOTAL RETURN
                                  1995                15.07%
                                  1996                 4.49%
                                  1997                 9.39%
                                  1998                 6.32%
                                  1999                -2.61%
                                  2000                 9.83%
                                  2001                 5.55%
                                  2002                 7.69%
                                  2003                 5.18%
                                  2004                 4.27%

                           SIX-MONTH YTD TOTAL RETURN
                                2.47% (6/30/05)

      BEST QUARTER*                                      WORST QUARTER*
      5.50% 1st Qtr. 1995                          -1.52% 2nd Qtr. 2004

* Please note that "Best Quarter" and "Worst Quarter" figures are applicable only to the time period covered by the bar chart.

          The following table shows how the Intermediate-Term Fund's average annual total returns for the periods indicated compared to those of relevant securities market indices. The after-tax returns are shown in two ways: (1) assumes that you owned the Fund during the entire period and paid taxes on the Fund's distributions of taxable net investment income or realized capital gains and (2) assumes that you paid taxes on the Fund's distributions of taxable net investment income or realized capital gains and sold all shares at the end of each period.

          After-tax   returns  are  calculated  using  the  historical   highest
          individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of

                                                                  7 - Prospectus

USAA NATIONAL TAX-EXEMPT FUNDS
--------------------------------------------------------------------------------

          fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown.

          Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future.

                          AVERAGE ANNUAL TOTAL RETURNS
                     FOR THE PERIODS ENDED DECEMBER 31, 2004

                                                                        SINCE
                                                                       INCEPTION
INTERMEDIATE-TERM FUND        PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS  3/19/82
================================================================================
Return Before Taxes               4.27%         6.48%       6.43%        7.95%

Return After Taxes
on Distributions                  4.12%         6.45%       6.41%        7.91%

Return After Taxes
on Distributions
and Sale of Fund Shares           4.21%         6.28%       6.30%        7.83%
================================================================================
Lehman Brothers Municipal Bond
Index* (reflects no deduction
for fees, expenses, or taxes)     4.48%         7.20%       7.06%        9.26%+
================================================================================
Lipper Intermediate Municipal
Debt Funds Index** (reflects
no deduction for taxes)           2.85%         5.78%       5.69%         N/A
================================================================================

* The Lehman Brothers Municipal Bond Index is an unmanaged benchmark of total return performance for the long-term, investment-grade, tax-exempt bond market.

 ** The Lipper Intermediate Municipal Debt Funds Index tracks the total return performance of the 30 largest funds within this category. This category includes funds that invest in municipal debt issues with dollar-weighted average maturities of five to ten years.

+ The performance of the Lehman Brothers Municipal Bond Index is calculated with a commencement date of February 28, 1982, while the Fund's inception date is March 19, 1982. There may be a slight variation in the comparative performance numbers because of this difference.

     NONE OF THE INTERMEDIATE-TERM FUND'S RETURN WAS A TAX PREFERENCE ITEM FOR PURPOSES OF THE FEDERAL ALTERNATIVE MINIMUM TAX.

USAA National Tax-Exempt Funds - 8

--------------------------------------------------------------------------------

          SHORT-TERM FUND

          [BAR CHART]

                         CALENDAR YEAR         TOTAL RETURN
                             1995                 8.11%
                             1996                 4.44%
                             1997                 5.85%
                             1998                 4.95%
                             1999                 1.64%
                             2000                 6.03%
                             2001                 5.10%
                             2002                 5.01%
                             2003                 2.97%
                             2004                 1.52%

                           SIX-MONTH YTD TOTAL RETURN
                                 0.91% (6/30/05)

     BEST QUARTER*                                    WORST QUARTER*
     2.57% 1st Qtr. 1995                        -0.85% 2nd Qtr. 2004

* Please note that "Best Quarter" and "Worst Quarter" figures are applicable only to the time period covered by the bar chart.

          The following table shows how the Short-Term Fund's average annual total returns for the periods indicated compared to those of relevant securities market indices. The after-tax returns are shown in two ways: (1) assumes that you owned the Fund during the entire period and paid taxes on the Fund's distributions of taxable net investment income or realized capital gains and (2) assumes that you paid taxes on the Fund's distributions of taxable net investment income or realized capital gains and sold all shares at the end of each period.

          After-tax   returns  are  calculated  using  the  historical   highest
          individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of

                                                                  9 - Prospectus

USAA NATIONAL TAX-EXEMPT FUNDS
--------------------------------------------------------------------------------

          fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown.

          Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future.

                          AVERAGE ANNUAL TOTAL RETURNS
                     FOR THE PERIODS ENDED DECEMBER 31, 2004
                                                                         SINCE
                                                                       INCEPTION
SHORT-TERM FUND              PAST 1 YEAR   PAST 5 YEARS  PAST 10 YEARS  3/19/82
================================================================================
Return Before Taxes             1.52%         4.11%        4.54%         5.61%

Return After Taxes
on Distributions                1.52%         4.11%        4.54%         5.60%

Return After Taxes
on Distributions and
Sale of Fund Shares             1.87%         4.04%        4.50%         5.57%
===============================================================================
Lehman Brothers Municipal
Bond Index* (reflects no
deduction for fees, expenses,
or taxes)                       4.48%         7.20%        7.06%         9.26%+
===============================================================================
Lipper Short Municipal Debt
Funds Index** (reflects no
deduction for taxes)            1.31%         3.43%        3.90%         N/A
===============================================================================

* The Lehman Brothers Municipal Bond Index is an unmanaged benchmark of total return performance for the long-term, investment-grade, tax-exempt bond market.

** The Lipper Short Municipal Debt Funds Index tracks the total return performance of the 10 largest funds within this category. This category includes funds that invest in municipal debt issues with dollar-weighted average maturities of less than three years.

+ The performance of the Lehman Brothers Municipal Bond Index is calculated with a commencement date of February 28, 1982, while the Fund's inception date is March 19, 1982. There may be a slight variation in the comparative performance numbers because of this difference.

     NONE OF THE SHORT-TERM FUND'S RETURN WAS A TAX PREFERENCE ITEM FOR PURPOSES OF THE FEDERAL ALTERNATIVE MINIMUM TAX.

USAA National Tax-Exempt Funds - 10

--------------------------------------------------------------------------------

          TAX EXEMPT MONEY MARKET FUND

          [BAR CHART]
                         CALENDAR YEAR         TOTAL RETURN
                              1995                 3.70%
                              1996                 3.34%
                              1997                 3.46%
                              1998                 3.37%
                              1999                 3.15%
                              2000                 3.89%
                              2001                 2.60%
                              2002                 1.21%
                              2003                 0.78%
                              2004                 0.87%

                           SIX-MONTH YTD TOTAL RETURN
                                 0.90% (6/30/05)

         BEST QUARTER*                                    WORST QUARTER*
         1.02% 2nd Qtr. 2000                         0.15% 1st Qtr. 2004

* Please note that "Best Quarter" and "Worst Quarter" figures are applicable only to the time period covered by the bar chart.

          The following table shows the Tax Exempt Money Market Fund's average annual total returns for the periods indicated. Remember, historical performance does not necessarily indicate what will happen in the future.

                          AVERAGE ANNUAL TOTAL RETURNS
                     FOR THE PERIODS ENDED DECEMBER 31, 2004
                                                                        SINCE
                                 PAST          PAST        PAST       INCEPTION
                                1 YEAR        5 YEARS    10 YEARS        2/6/84
================================================================================
Tax Exempt Money Market Fund     0.87%         1.86%       2.63%          3.68%
================================================================================

          NONE OF THE TAX-EXEMPT MONEY MARKET FUND'S RETURN WAS A TAX PREFERENCE ITEM FOR PURPOSES OF THE FEDERAL ALTERNATIVE MINIMUM TAX.

                                                                 11 - Prospectus

USAA NATIONAL TAX-EXEMPT FUNDS
--------------------------------------------------------------------------------

          YIELD

          All mutual funds must use the same formulas to calculate YIELD and EFFECTIVE YIELD.

        ======================================================================
         [ARROW] YIELD IS THE ANNUALIZED NET INVESTMENT INCOME OF THE FUND DURING A SPECIFIED PERIOD AS A PERCENTAGE OF THE FUND'S SHARE PRICE AT THE END OF THE PERIOD.

         [ARROW] EFFECTIVE YIELD IS CALCULATED SIMILAR TO THE YIELD; HOWEVER, WHEN ANNUALIZED, THE NET INVESTMENT INCOME
                    EARNED IS ASSUMED TO BE REINVESTED.
        ======================================================================

          LONG-TERM, INTERMEDIATE-TERM, AND SHORT-TERM FUNDS

          The Long-Term, Intermediate-Term, and Short-Term Funds may advertise performance in terms of a 30-day yield quotation or a tax-equivalent yield. The Funds' 30-day yields for the period ended December 31, 2004, were as follows:

                 ===================================================
                    LONG-TERM FUND                       3.47%
                    INTERMEDIATE-TERM FUND               3.22%
                    SHORT-TERM FUND                      2.09%
                 ===================================================

          TAX EXEMPT MONEY MARKET FUND

          The Tax Exempt Money Market Fund typically advertises performance in terms of a 7-day yield and effective yield or a tax-equivalent yield and may advertise total return. The 7-day yield quotation more closely reflects current earnings of the Fund than the total return quotation. The effective yield will be slightly higher than the yield because of the compounding effect of the assumed reinvestment. Current yields and effective yields fluctuate daily and will vary with factors such as interest rates and the quality, length of maturities, and type of investments in the portfolio. The Fund's 7-day yield for the period ended December 31, 2004, was 1.55%.

USAA National Tax-Exempt Funds - 12

 -------------------------------------------------------------------------------

          TAX-EQUIVALENT YIELD

          Investors use tax-equivalent yields to compare taxable and tax-exempt fixed income investments using a common yield measure. The tax-equivalent yield is the yield that a fully taxable investment (E.G., a bond that pays taxable interest or a mutual fund that pays dividends that are attributable to taxable interest) must generate to earn the same "take-home" yield as a tax-exempt investment. The calculation depends upon your federal marginal income tax rate and assumes that an investor can fully itemize deductions on his or her federal tax return. The higher your marginal tax bracket, the higher will be the tax-equivalent yield and the more valuable will the Funds' tax-exempt dividends be.

          Since our Funds do not currently own and do not intend to own securities on which the interest is a tax preference item for purposes of the federal alternative minimum tax (AMT), the calculations below apply to all individual shareholders regardless of their status.

          For example, if you assume a federal marginal income tax rate of 35%, the Funds' tax-equivalent yields for the period ended December 31, 2004, would be as follows:

                                                             TAX-EQUIVALENT
                                                  YIELD          YIELD
         ==================================================================
          Long-Term Fund (30 day)                 3.47%          5.34%
          Intermediate-Term Fund (30 day)         3.22%          4.96%
          Short-Term Fund (30 day)                2.09%          3.22%
          Tax Exempt Money Market Fund (7 day)    1.55%          2.38%

          Using the example, to exceed the 30-day yield of the Long-Term Fund on an after-tax basis, you would have needed a fully taxable investment that yielded more than 5.34% per year. Likewise, to exceed the 7-day yield of the Tax Exempt Money Market Fund, you would have needed a fully taxable investment that yielded more than 2.38% per year. The information shown above does not reflect the impact of state and local taxes.

          For  more  information  on  calculating   tax-equivalent  yields,  see
          APPENDIX A on page 56.

                                                                 13 - Prospectus

USAA NATIONAL TAX-EXEMPT FUNDS
--------------------------------------------------------------------------------

          CURRENT PRICE, YIELD, AND TOTAL RETURN INFORMATION

          Please consider performance information in light of the Funds' investment objectives and policies and market conditions during the reported time periods. The value of your shares may go up or down. You may obtain the most current price, yield, and total return information for these Funds through our USAA.COM Web site once you have established Internet access. See page 35 for information on establishing Internet access. You may also obtain this information by calling USAA TouchLine(R) at 800-531-8777. Press 1 for the Mutual Fund Menu, press 1 again for prices, yields, and returns. Then, press the FUND NUMBER of the fund on which you would like to receive information followed by the pound sign (#) when asked for a fund code.

                  ==================================================
                   [ARROW]   FUND NUMBER
                             Long-Term Fund                    43
                             Intermediate-Term Fund            44
                             Short-Term Fund                   45
                             Tax Exempt Money Market Fund      46
                  ==================================================

          Additionally, you may find the most current price of your Fund's shares in the business section of your newspaper in the mutual fund section under the heading "USAA Group" and the appropriate NEWSPAPER SYMBOL. If you prefer to obtain this information from an online computer service, you can do so by using its TICKER SYMBOL.

                  ==================================================
                   [ARROW]   NEWSPAPER SYMBOL
                             Long-Term Fund                 TxELT
                             Intermediate-Term Fund         TxEIt
                             Short-Term Fund                TxESh

                   [ARROW]   TICKER SYMBOL
                             Long-Term Fund                 USTEX
                             Intermediate-Term Fund         USATX
                             Short-Term Fund                USSTX
                             Tax Exempt Money Market Fund   USEXX
                  ==================================================

USAA National Tax-Exempt Funds - 14

--------------------------------------------------------------------------------

FEES AND EXPENSES

          This summary shows what it will cost you, directly and indirectly, to invest in these Funds.

          SHAREHOLDER TRANSACTION EXPENSES -- DIRECT COSTS

          There are no fees or sales loads charged to your Fund account when you buy or sell Fund shares. However, if you sell shares and request your money by wire transfer, there is a $12 domestic wire fee and a $35 foreign wire fee. (Your bank may also charge a fee for wires.) IN ADDITION, IF YOU SELL OR EXCHANGE SHARES OF A FUND (EXCEPT THE SHORT-TERM FUND AND TAX EXEMPT MONEY MARKET FUND) WITHIN FIVE BUSINESS DAYS OF PURCHASE, YOU MAY BE SUBJECT TO A SHORT-TERM TRADING FEE PAYABLE TO THE FUND OF UP TO 2% OF THE VALUE OF THE SHARES REDEEMED OR EXCHANGED. THE FUNDS CURRENTLY ARE WAIVING THIS FEE BUT MAY BEGIN TO CHARGE THE FEE AT ANY TIME WITHOUT PRIOR NOTICE TO SHAREHOLDERS.

          ANNUAL FUND OPERATING EXPENSES -- INDIRECT COSTS

          Fund expenses come out of the Funds' assets and are reflected in the Funds' share prices and dividends. "Other Expenses" include expenses such as custodian, administration and servicing, and transfer agent fees. The figures below show actual expenses, before reductions of any expenses paid indirectly, during the past fiscal year ended March 31, 2005, and are calculated as a percentage of average net assets.

                                                                TOTAL ANNUAL
                       MANAGEMENT     DISTRIBUTION    OTHER       OPERATING
                          FEES        (12B-1) FEES   EXPENSES     EXPENSES
==============================================================================
Long-Term Fund           .34%a            None          .22%        .56%b
Intermediate-Term Fund   .33%a            None          .22%        .55%b
Short-Term Fund          .33%a            None          .22%        .55%b
Tax Exempt Money
Market Fund              .28%             None          .19%        .47%b

     a A performance fee adjustment increased the base management fee of 0.28% for the Long-Term Fund by 0.06%, the Intermediate-Term Fund by 0.05%, and the Short-Term Fund by 0.05%, for the most recent fiscal year ended March 31, 2005. The performance adjustment is calculated by comparing the Long-Term Fund's performance to that of the Lipper General Municipal Debt Funds Index, the

                                                                 15 - Prospectus

USAA NATIONAL TAX-EXEMPT FUNDS
--------------------------------------------------------------------------------

        Intermediate-Term Fund's performance to that of the Lipper Intermediate Municipal Debt Funds Index, and the Short-Term Fund's performance to that of the Lipper Short Municipal Debt Funds Index.

     b Through arrangements with the Funds' custodian and other banks utilized by the Funds for cash management purposes, realized credits, if any, generated from cash balances in the Funds' bank accounts are used to reduce the Funds' expenses. Total Annual Operating Expenses of the Funds reflect total operating expenses of the Funds before reductions of any expenses paid indirectly. For the fiscal year ended March 31, 2005, the Funds' expenses paid indirectly did not affect (less that +/-0.01%) the expense ratios of the Long-Term, Intermediate-Term, Short-Term, and Tax Exempt Money Market Funds.

           ========================================================
           [ARROW] 12B-1 FEES SOME MUTUAL FUNDS CHARGE THESE FEES TO PAY FOR ADVERTISING AND OTHER COSTS OF SELLING FUND SHARES.
           ========================================================

          EXAMPLE

          This example is intended to help you compare the cost of investing in one of the Funds with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses (before any fee offset arrangements) remain the same, and (3) you redeem all of your shares at the end of the periods shown.

                                     1 YEAR     3 YEARS    5 YEARS   10 YEARS
           ====================================================================
            Long-Term Fund            $57         $179       $313      $701

            Intermediate-Term Fund    $56         $176       $307      $689

            Short-Term Fund           $56         $176       $307      $689

            Tax Exempt Money
            Market Fund               $48         $151       $263      $591

FUND INVESTMENTS

          PRINCIPAL INVESTMENT STRATEGIES AND RISKS

          [ARROW] WHAT IS EACH FUND'S PRINCIPAL INVESTMENT STRATEGY?

          Each Fund's principal strategy is the investment of its assets in securities the interest from which, in the opinion of counsel to the issuer, is excluded from gross income for federal income tax purposes but may be subject to state and local taxes.

USAA National Tax-Exempt Funds - 16

--------------------------------------------------------------------------------

          These securities include municipal debt obligations that have been issued by states and their political subdivisions and duly constituted state and local authorities and corporations, as well as securities issued by certain U.S. territories or possessions, such as Puerto Rico, the Virgin Islands, and Guam. Tax-exempt securities are issued to fund public infrastructure projects such as streets and highways, schools, water and sewer systems, hospitals, and airports. Tax-exempt securities may also be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities.

          Because the projects benefit the public, Congress has granted an exemption from federal income tax for the interest income arising from these securities.

          [ARROW] WHAT TYPES OF TAX-EXEMPT SECURITIES WILL BE INCLUDED IN EACH FUND'S PORTFOLIO?

          Each Fund's assets may be invested in, among other things, any of the following tax-exempt securities:

          * GENERAL OBLIGATION BONDS, which are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest;

          * REVENUE BONDS, which are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source, but not from the general taxing power;

          *    MUNICIPAL   LEASE   OBLIGATIONS,   which   are   backed   by  the
               municipality's covenant to budget for the payments due under the lease obligation;

          * INDUSTRIAL DEVELOPMENT REVENUE BONDS, such as pollution control revenue bonds, which are issued by or on behalf of public authorities to obtain funds for privately operated facilities;

          * INVERSE FLOATING RATE SECURITIES (except the Tax Exempt Money Market Fund), whose coupons vary inversely with changes in short-term tax-exempt interest rates and thus are considered a leveraged investment in an underlying municipal bond; and

                                                                 17 - Prospectus

USAA NATIONAL TAX-EXEMPT FUNDS
--------------------------------------------------------------------------------

          * SYNTHETIC INSTRUMENTS, which combine a municipality's long-term obligation to pay interest and principal with the obligation of a third party to repurchase the instrument on short notice. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features,
               which  have  the  effect  of  shortening   the  maturity  of  the
               securities.

          For a further description of these securities and other securities in which the Funds' assets may be invested, see ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENT POLICIES on page 51.

          As a temporary defensive measure because of market, economic, political, or other conditions, up to 100% of each Fund's assets may be invested in short-term securities regardless of whether the interest is exempt from federal income tax. To the extent that these temporary investments produce taxable income, that income may result in that Fund not fully achieving its investment objective during the time it is in this temporary defensive posture.

          [ARROW] WHAT ARE THE PRINCIPAL RISKS ASSOCIATED WITH INVESTING IN THESE FUNDS?

          The three principal risks associated with investing in these Funds are credit risk, interest rate risk, and management risk.

          CREDIT RISK. The securities in each Fund's portfolio are subject to credit risk. Credit risk is the possibility that an issuer of a fixed income security will fail to make timely payments of interest or principal. The Funds accept some credit risk as a recognized means to enhance investors' return. All securities varying from the highest quality to very speculative have some degree of credit risk. We attempt to minimize the Funds' overall credit risks by:

          * Investing in securities considered at least investment grade at the time of purchase. Nevertheless, even investment-grade securities are subject to some credit risk. In addition, the ratings of securities are the rating agencies' estimates of the credit quality of the securities. The ratings may not take into account every risk related to whether interest or principal will be repaid on a timely basis.

USAA National Tax-Exempt Funds - 18

-------------------------------------------------------------------------------

          * When evaluating potential investments for the Funds, our credit analysts also independently assess credit risk and its impact on the Funds' portfolios.

          * Diversifying the Funds' portfolio by investing in securities of a large number of unrelated issuers, which reduces a Fund's exposure to the risks of an investment in the securities of any one issuer or group of issuers. We invest in many securities with slightly different risk characteristics and across different economic sectors and geographic regions. If a random credit event should occur, such as a default, a Fund would suffer a much smaller loss than if the Fund were concentrated in relatively large holdings with highly correlated risks.

          Securities in the lowest investment grade ratings category have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to a weakened capability to make principal and interest payments on these securities than is the case for higher-rated securities.

          INTEREST RATE RISK. As mutual funds investing in bonds, the Funds are subject to the risk that the market value of the bonds will decline because of rising interest rates. Bond prices are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall and when interest rates fall, bond prices rise. The price volatility of a bond also depends on its maturity. Generally, the longer the maturity of a bond, the greater its sensitivity to interest rates. To compensate investors for this higher market risk, bonds with longer maturities generally offer higher yields than bonds with shorter maturities.

          MANAGEMENT RISK. These Funds are subject to management risk because each Fund is actively managed. There is no guarantee that the investment techniques and risk analyses used by the Funds' managers will produce the desired results.

          [ARROW] WHAT OTHER RISKS ARE ASSOCIATED WITH INVESTMENTS IN TAX-EXEMPT SECURITIES?

          Two other risks that are applicable to certain tax-exempt securities are call risk and structural risk.

                                                                 19 - Prospectus

USAA NATIONAL TAX-EXEMPT FUNDS
--------------------------------------------------------------------------------

          CALL RISK. Many municipal bonds may be "called," or redeemed, by the issuer before the stated maturity. During a period of declining interest rates, an issuer would call, or refinance, a higher-yielding bond for the same reason that a homeowner would refinance a home mortgage. Interest rates must drop sufficiently so that the savings more than offset the cost of refinancing.

          Intermediate- and long-term municipal bonds have the greatest call risk, because most municipal bonds may not be called until after ten years from the date of issue. The period of "call protection" may be longer or shorter than ten years, but regardless, bonds purchased closest to the date of issue will have the most call protection. Typically, bonds with original maturities of ten years or less are not callable.

          Although investors certainly appreciate the rise in bond prices when interest rates drop, falling interest rates create the environment necessary to "call" the higher-yielding bonds from your Fund. When bonds are called, the Fund is affected in several ways. Most likely, we must reinvest the bond-call proceeds at lower interest rates. The Fund's income may drop as a result. The Fund may also realize a taxable capital gain.

          STRUCTURAL RISK. Some tax-exempt securities, referred to as "synthetic instruments," are created by combining a long-term municipal bond with a right to sell the instrument back to the remarketer or liquidity provider for repurchase on short notice, referred to as a "tender option." Usually, the tender option is backed by a letter of credit or similar guarantee from a bank. The guarantee, however, is typically conditional, which means that the bank is not required to pay under the guarantee if there is a default by the municipality or if certain other events occur. These types of instruments involve special risks, referred to as "structural risk." For example, because of the structure of a synthetic instrument, there is a risk that the instrument will lose its tax-exempt treatment or that we will not be able to exercise our tender option. We will not purchase a synthetic instrument unless counsel for the issuer has issued an opinion that the instrument is entitled to tax-exempt treatment. In addition, we will not purchase a synthetic instrument for the Tax-Exempt Money Market Fund unless we believe there is only minimal risk that we will not be able to exercise our tender option at all times.

USAA National Tax-Exempt Funds - 20

--------------------------------------------------------------------------------

          [ARROW]   WHAT   ARE   THE    DIFFERENCES    AMONG   THE    LONG-TERM,
          INTERMEDIATE-TERM, AND SHORT-TERM FUNDS?

          The differences in the Funds are in the weighted average maturities of all the securities in the portfolios. Generally, the longer the maturity, the higher the yield and the greater the price volatility.

                                 MATURITY LIMITS
                                                  PORTFOLIO WEIGHTED
                        FUND                       AVERAGE MATURITY
                   =====================================================
                    Long-Term                      10 years or more
                    Intermediate-Term              3-10 years
                    Short-Term                     3 years or less

          Within these limitations, a Fund may purchase individual securities with stated maturities greater or less than the Fund's weighted average maturity limits. In determining a security's maturity for purposes of calculating a Fund's weighted average maturity, estimates of the expected time for its principal to be paid may be used. This can be substantially shorter than its stated final maturity. For a discussion of the method of calculating the weighted average maturities of these Funds' portfolios, see INVESTMENT POLICIES in the statement of additional information.

          [ARROW] ARE EACH FUND'S INVESTMENTS DIVERSIFIED IN MANY DIFFERENT ISSUERS?

          Each Fund is considered diversified under the federal securities laws. With respect to the Long-Term, the Intermediate-Term, and the Short-Term Funds, this means that we will not invest more than 5% in any one issuer with respect to 75% of each Fund's assets. With respect to the remaining 25% of each Fund's assets, we could invest more than 5% in any one, or more, issuers. For further discussion of diversification, see INVESTMENT POLICIES in the statement of additional information.

          With respect to the Tax Exempt Money Market Fund, we generally will not invest more than 5% of the Fund's assets in any one issuer. Also, strict SEC guidelines do not permit us to invest, with respect to 75% of the Fund's assets, greater than 10% of the Fund's assets in securities issued by or subject to guarantees by the same institution. Purchases of securities issued or

                                                                 21 - Prospectus

USAA NATIONAL TAX-EXEMPT FUNDS
--------------------------------------------------------------------------------

          guaranteed by the U.S. government or its agencies or instrumentalities are not counted toward these limitations.

          We also may not invest more than 25% of a Fund's assets in securities issued in connection with the financing of projects with similar characteristics, such as toll road revenue bonds, housing revenue bonds, or electric power project revenue bonds, or in industrial development revenue bonds that are based, directly or indirectly, on the credit of private entities of any one industry. However, we reserve the right to invest more than 25% of a Fund's assets in tax-exempt industrial development revenue bonds. The 25% industry limitation does not apply to U.S. government securities, general obligation bonds, or bonds that are escrowed.

          [ARROW] DO THE FUNDS PURCHASE BONDS GUARANTEED BY BOND INSURANCE?

          Yes. Some of the bonds we purchase for the Funds are secured by bond insurance that guarantees scheduled principal and interest payments. In addition, we may purchase bond insurance for individual uninsured securities when we believe it will provide an anticipated benefit to the Funds. However, this insurance does not completely eliminate the risk of investing in the issuer.

          [ARROW] WILL ANY PORTION OF THE DISTRIBUTIONS FROM THE FUNDS BE SUBJECT TO FEDERAL INCOME TAX?

          During normal market conditions, at least 80% of each Fund's annual interest income (and, therefore, its net investment income dividends) will be excluded from a shareholder's gross income for federal income tax purposes. This policy may be changed only by a shareholder vote. Furthermore, it is our practice to purchase only securities that pay interest exempt from federal income tax.

          However, gains and losses from trading securities that occur during the normal course of managing a Fund may result in net realized capital gain distributions. The Internal Revenue Code treats these distributions differently than tax-exempt interest income in the following ways:

          * Distributions of the excess of net short-term capital gain over net long-term capital loss are taxable as ordinary income.

          * Distributions of net realized capital gain (the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term

USAA National Tax-Exempt Funds -22

--------------------------------------------------------------------------------

               capital gains, regardless of the length of time you have held your Fund shares.

          * Both short-term and long-term realized capital gains are taxable whether received in cash or reinvested in additional shares.

          [ARROW] WILL DISTRIBUTIONS BY THE FUNDS BE A TAX PREFERENCE ITEM FOR PURPOSES OF THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT)?

          During normal market conditions, at least 80% of each Fund's annual interest income (and, therefore, its net investment income dividends) will not be a tax preference item for purposes of the federal AMT. This policy may be changed only by a shareholder vote. Since their inceptions, each Fund has not distributed any income that is a tax preference item for purposes of the federal AMT, and we do not intend to invest in any securities that earn any such income in the future. However, of course, changes in federal tax laws or other unforeseen circumstances could result in a Fund's earning interest income that is a tax preference item for purposes of the federal AMT.

          LONG-TERM, INTERMEDIATE-TERM, AND SHORT-TERM FUNDS

          [ARROW] WHAT IS THE CREDIT QUALITY OF THE FUNDS' INVESTMENTS?

          Under normal market conditions, we will invest each Fund's assets so that at least 50% of the total market value of the tax-exempt securities are rated within the three highest long-term rating categories (A or higher) by Moody's Investors Service (Moody's), Standard & Poor's Ratings Group (S&P), Fitch Ratings (Fitch), Dominion Bond Rating Service Limited (Dominion), or A.M. Best Co., Inc. (A.M.
          Best); or in the highest short-term rating category by Moody's, S&P, Fitch, Dominion, or A.M. Best. If the security is not rated by these rating agencies, we must determine that the security is of equivalent investment quality.

          In no event will we purchase a security for a Fund unless it is rated at least investment grade at the time of purchase. Investment-grade securities include securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, as well as securities rated or subject to a guarantee that is rated within the categories listed by at least one of the following rating agencies:

                                                                 23 - Prospectus

USAA NATIONAL TAX-EXEMPT FUNDS
--------------------------------------------------------------------------------

                                        LONG-TERM             SHORT-TERM
             RATING AGENCY           DEBT SECURITIES        DEBT SECURITIES
            =================================================================
              Moody's               At least Baa 3         At least Prime-3
                                                           or MIG3

              S&P                   At least BBB-          At least A-3 or SP-2

              Fitch                 At least BBB-          At least F3

              Dominion              At least BBB low       At least R-2 low

              A.M. Best             At least bbb           At least AMB-3

          If unrated by these agencies, we must determine that the securities are of equivalent investment quality.

          On occasion, we may pay a rating agency to rate a particular security when we believe it will provide an anticipated benefit to the Fund.

          You will find a complete description of the above tax-exempt ratings in the Funds' statement of additional information.

          [ARROW] WHAT HAPPENS IF THE RATING OF A SECURITY IS DOWNGRADED BELOW INVESTMENT GRADE?

          We will determine whether it is in the best interest of a Fund's shareholders to continue to hold the security in the Fund's portfolio. If downgrades result in more than 5% of a Fund's net assets being invested in securities that are less than investment-grade quality, we will take immediate action to reduce the Fund's holdings in such securities to 5% or less of the Fund's net assets, unless otherwise directed by the Fund's Board of Directors.

          [ARROW] HOW ARE THE DECISIONS TO BUY AND SELL SECURITIES MADE?

          We manage tax-exempt funds based on the common sense premise that our investors value tax-exempt income over taxable capital gain distributions. When weighing the decision to buy or sell a security, we strive to balance the value of the tax-exempt income, the credit risk of the issuer, and the price volatility of the bond.

USAA National Tax-Exempt Funds - 24

--------------------------------------------------------------------------------

          TAX EXEMPT MONEY MARKET FUND

          [ARROW] WHAT IS THE CREDIT QUALITY OF THE FUND'S INVESTMENTS AT THE TIME OF PURCHASE?

          The Fund's purchases consist of securities meeting the requirements to qualify as "eligible securities" under the SEC rules applicable to money market funds. In general, an eligible security is defined as a security that is:

          * Issued or guaranteed by the U.S. government or any agency or instrumentality thereof, including "prerefunded" and "escrowed to maturity" tax-exempt securities;

          * Rated or subject to a guarantee that is rated in one of the two highest categories for short-term securities by at least two Nationally Recognized Statistical Rating Organizations (NRSROs), or by one NRSRO if the security is rated by only one NRSRO;

          * Unrated but issued by an issuer or guaranteed by a guarantor that has other comparable short-term debt obligations so rated; or

          *    Unrated but determined by us to be of comparable quality.

          In addition, we must consider whether a particular investment presents minimal credit risk in accordance with SEC guidelines applicable to money market funds.

          [ARROW]  WHO  ARE  THE  NATIONALLY   RECOGNIZED   STATISTICAL   RATING
          ORGANIZATIONS?

          Current NRSROs include:

          *   Moody's Investors Service

          *   Standard & Poor's Ratings Group

          *   Fitch Ratings

          *   Dominion Bond Rating Service Limited

          *   A.M. Best Co., Inc.

                                                                 25 - Prospectus

USAA NATIONAL TAX-EXEMPT FUNDS
--------------------------------------------------------------------------------

          [ARROW] WHAT HAPPENS IF THE RATING OF A SECURITY IS DOWNGRADED?

          If the rating of a security  is  downgraded  after  purchase,  we will determine whether it is in the best interest of the Fund's shareholders to continue to hold the security in the Fund's portfolio.

          [ARROW]  WILL THE FUND  ALWAYS  MAINTAIN  A NET ASSET  VALUE OF $1 PER
          SHARE?

          While we will endeavor to maintain a constant Fund net asset value of $1 per share, there is no assurance that we will be able to do so. Remember, the shares are neither insured nor guaranteed by the U.S. government. As such, the Fund carries some risk.

          For example, there is always a risk that the issuer of a security held by the Fund will fail to pay interest or principal when due. We attempt to minimize this credit risk by investing only in securities rated in one of the two highest categories for short-term securities, or, if not rated, of comparable quality, at the time of purchase. Additionally, we will not purchase a security unless our analysts determine that the security presents minimal credit risk.

          There is also a risk that rising interest rates will cause the value of the Fund's securities to decline. We attempt to minimize this interest rate risk by limiting the remaining maturity of each security to 397 days or less and maintaining a DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY for the Fund of 90 days or less. The maturity of each security is calculated based upon SEC guidelines.

         =====================================================================
           [ARROW]  DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY IS OBTAINED
                    BY MULTIPLYING THE DOLLAR VALUE OF EACH INVESTMENT BY THE NUMBER OF DAYS LEFT TO ITS MATURITY, THEN ADDING THOSE FIGURES TOGETHER AND DIVIDING THEM BY THE DOLLAR VALUE OF THE FUND'S PORTFOLIO.
         =====================================================================

          Finally, there is the possibility that one or more investments in the Fund cease to be "eligible securities" resulting in the net asset value ceasing to be $1 per share. For example, a guarantor on a security failing to meet a contractual obligation could cause such a result.

USAA National Tax-Exempt Funds - 26

--------------------------------------------------------------------------------

          [ARROW] HOW ARE THE DECISIONS TO BUY AND SELL SECURITIES MADE?

          We balance factors such as credit quality and maturity to purchase the best relative value available in the market at any given time. While rare, a decision to sell is usually based on a change in our credit opinion or to take advantage of an opportunity to reinvest at a higher yield.

          For additional information about investment policies and the types of securities in which the Funds' assets may be invested, see ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENT POLICIES on page 51.

FUND MANAGEMENT

          USAA Investment Management Company serves as the manager of these Funds. We are an affiliate of United Services Automobile Association
          (USAA), a large, diversified financial services institution. Our mailing address is P.O. Box 659453, San Antonio, Texas 78265-9825.

              ==============================================================
               [ARROW]   TOTAL ASSETS UNDER MANAGEMENT BY
                         USAA INVESTMENT MANAGEMENT COMPANY
                         APPROXIMATELY $51 BILLION AS OF JUNE 30, 2005
              ==============================================================

          We provide investment management services to the Funds pursuant to an Advisory Agreement. Under this agreement, we are responsible for managing each Fund's portfolio (including placement of brokerage orders), subject to the authority of and supervision by the Funds' Board of Directors. Beginning with the semiannual report for the period ending September 30, 2005, a discussion regarding the basis of the Board of Directors' approval of each Fund's investment advisory contracts will be available in each Fund's semiannual report to shareholders.

          For our services, the Funds pay us an annual base investment management fee, which is accrued daily and paid monthly, at an annualized rate of twenty-eight one-hundredths of one percent (0.28%) of each Fund's average net assets.

          The investment management fee for each of the Long-Term, Intermediate-Term, and Short-Term Funds is comprised of a base fee and a performance adjustment that will increase or decrease the base fee depending upon the

                                                                 27 - Prospectus

USAA NATIONAL TAX-EXEMPT FUNDS
--------------------------------------------------------------------------------

          performance of each Fund relative to the performance of the Lipper General Municipal Debt Funds Index, Lipper Intermediate Municipal Debt Funds Index, and Lipper Short Municipal Debt Funds Index, respectively.

          The performance adjustment is calculated monthly by comparing each Fund's performance to that of its respective Lipper Index over the performance period. The performance period for each Fund consists of the current month plus the previous 35 months.

          The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:

       OVER/UNDER PERFORMANCE                    ANNUAL ADJUSTMENT RATE
          RELATIVE TO INDEX                 (IN BASIS POINTS AS A PERCENTAGE
         (IN BASIS POINTS)1                 OF THE FUND'S AVERAGE NET ASSETS)
        ======================================================================
            +/- 20 to 50                                +/- 4
            +/- 51 to 100                               +/- 5
         +/- 101 and greater                            +/- 6

           1 Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest basis point (.01%).

          Under the performance fee arrangement, each of the Long-Term, Intermediate-Term, and Short-Term Funds will pay a positive performance fee adjustment for a performance period whenever a Fund outperforms its respective Lipper Index over that period, even if the Fund had an overall negative return during the performance period. For the most recent fiscal year, the performance adjustment increased the base management fee for the Long-Term Fund by 0.06%, the Intermediate-Term Fund by 0.05%, and the Short-Term Fund by 0.05%.

          In addition to providing investment management services, we also provide administration, shareholder servicing, and distribution services to the Funds. Our affiliate, USAA Shareholder Account Services, provides transfer agency services to the Funds.

USAA National Tax-Exempt Funds - 28

--------------------------------------------------------------------------------

          PORTFOLIO MANAGERS

          LONG-TERM FUND

          Robert R. Pariseau, CFA, vice president of Fixed Income Mutual Fund Portfolios, has managed the Fund since November 1999. He has 21 years of investment management experience working for us. Mr. Pariseau earned the Chartered Financial Analyst (CFA) designation in 1987 and is a member of the CFA Institute, the CFA Society of San Antonio, and the National Federation of Municipal Analysts. He holds an M.B.A. from Lindenwood College and a B.S. from the U.S. Naval Academy.

          INTERMEDIATE-TERM FUND AND SHORT-TERM FUND

          Clifford A. Gladson, CFA, senior vice president of Fixed Income Investments, has managed the Funds since April 1993 and April 1994, respectively, and co-managed the Funds since June 2003. He has 18 years of investment management experience and has worked for us for 15 years. Mr. Gladson earned the Chartered Financial Analyst (CFA) designation in 1990 and is a member of the CFA Institute, the CFA Society of San Antonio, and the National Federation of Municipal Analysts. He holds an M.S. from the University of Wisconsin-Milwaukee and a B.S. from Marquette University.

          Regina G. Shafer, CFA, assistant vice president of Fixed Income Mutual Fund Portfolios, has co-managed the Funds since June 2003. She has ten years of investment management experience and has worked for us for 14 years. Ms. Shafer is a Certified Public Accountant and earned the Chartered Financial Analyst (CFA) designation in 1998. She is a member of the CFA Institute, the CFA Society of San Antonio, and the National Federation of Municipal Analysts. She holds an M.B.A. from the University of Texas at San Antonio and a B.B.A. from Southwest Texas State University.

          TAX EXEMPT MONEY MARKET FUND

          Anthony M. Era, Jr., assistant vice president of Money Market Funds, has managed the Fund since February 2000. He has 18 years of investment management experience and has worked for us for 17 years. Mr. Era is a member of the CFA Institute, the CFA Society of San Antonio, Financial Services Analysts Association, New York, and the National Federation of Municipal

                                                                 29 - Prospectus

USAA NATIONAL TAX-EXEMPT FUNDS
--------------------------------------------------------------------------------

          Analysts. He holds a master's degree in finance from the University of Texas at San Antonio and a B.A. from Creighton University, Omaha, Nebraska.

          The   statement  of   additional   information   provides   additional
          information about the portfolio managers' compensation, other accounts managed, and ownership of Fund securities.

USING MUTUAL FUNDS IN AN
INVESTMENT PROGRAM

          THE IDEA BEHIND MUTUAL FUNDS

          Mutual funds provide advantages like professional management and diversification to all investors. Regardless of whether you are just starting out or have invested for years, your investment, large or small, buys you part of a diversified portfolio. That portfolio is managed by investment professionals, relieving you of the need to make individual stock or bond selections. You also enjoy conveniences, such as daily pricing, liquidity, and in the case of the USAA family of funds, no sales charge. The portfolio, because of its size, has lower transaction costs on its trades than most individuals would have. As a result, you own an investment that in earlier times would have been available only to the wealthiest people.

          USING FUNDS IN AN INVESTMENT PROGRAM

          In choosing a mutual fund as an investment vehicle, you are giving up some investment decisions, but must still make others. The decisions you don't have to make are those involved with choosing individual securities. We will perform that function. In addition, we will arrange for the safekeeping of securities, auditing the annual financial statements, and daily valuation of the Funds, as well as other functions.

          You, however, retain at least part of the responsibility for an equally important decision. This decision involves determining a portfolio of mutual funds that balances your investment goals with your tolerance for risk. It is likely that this decision may include the use of more than one fund of the USAA family of funds.

USAA National Tax-Exempt Funds - 30

--------------------------------------------------------------------------------

          EXCESSIVE SHORT-TERM TRADING

          The USAA family of funds generally is not intended as short-term investment vehicles (except for the money market funds, the USAA Short-Term Bond Fund, and the USAA Short-Term Fund). Some investors try to profit by using excessive short-term trading practices involving mutual fund shares, frequently referred to as "market timing."

          Excessive short-term trading activity can disrupt the efficient management of a fund and raise its transaction costs by forcing portfolio managers to first buy and then sell portfolio securities in response to a large investment by short-term traders. While there is no assurance that the USAA family of funds can deter all excessive and short-term trading, the Board of Directors/Trustees of the USAA family of funds has adopted the following policies for the USAA family of funds, except for the money market funds, the USAA Short-Term Bond Fund, and the USAA Short-Term Fund. These policies are designed to deter excessive short-term trading without needlessly penalizing BONA FIDE investors.

          To deter such trading activities, the USAA family of funds' policies and procedures include:

          * Each fund limits the number of permissible exchanges out of any fund in the USAA family of funds for each account to six per calender year (except for the money market funds, the USAA
               Short-Term Bond Fund, and the USAA Short-Term Fund). For more detailed information on our exchange policy, see EXCHANGES on page 41.

          * Each fund reserves the right to reject any purchase order, including an exchange, that it regards as disruptive to the efficient management of the particular fund.

          * Each fund (except for the money market funds, the USAA Short-Term Bond Fund, and the USAA Short-Term Fund) is authorized to impose up to a 2% short-term trading fee on the value of fund shares redeemed within five business days of purchase. This fee will be deducted from an investor's redemption proceeds and will be paid directly to the affected fund. The Long-Term and Intermediate-Term Funds currently are waiving the fee but may begin charging the fee at any time without prior notice. For more information, see SHORT-TERM TRADING FEE on page 39.

                                                                 31 - Prospectus

USAA NATIONAL TAX-EXEMPT FUNDS
--------------------------------------------------------------------------------

          THE FUNDS' RIGHT TO REJECT PURCHASE AND EXCHANGE
          ORDERS AND LIMIT TRADING IN ACCOUNTS

          The USAA family of funds' main safeguard against excessive short-term trading is its right to reject purchase or exchange orders if in the best interest of the affected fund. In exercising this discretion to reject purchase and exchange orders, the Long-Term and Intermediate-Term Funds deem that certain excessive short-term trading activities are not in the best interest of the Fund because such activities can hamper the efficient management of a fund. Generally, persons who engage in an "in and out" transaction within a 30-day period will violate the USAA Funds' policy if they engage in another "in and out" transaction in the same fund within 90 days. The Funds also reserve the right to restrict future purchases if an investor is classified as engaged in other patterns of excessive short-term trading, including after one large disruptive purchase and redemption. Finally, the Funds reserve the right to reject any other purchase or exchange order in other situations that do not involve excessive short-term trading activities if in the best interest of the Fund.

          The following transactions are exempt from the excessive short-term trading activity policies described above:

          * Transactions in the money market funds, USAA Short-Term Bond Fund, and USAA Short-Term Fund;

          *    Purchases   and  sales   pursuant  to  automatic   investment  or
               withdrawal plans; and

          * Other transactions that are not motivated by short-term trading considerations if they are approved by transfer agent management personnel and are not disruptive to the Fund.

          If a person is classified as engaged in excessive short-term trading, the remedy will depend upon the trading activities of the investor in the account and related accounts and its disruptive effect, and can include warnings to cease such activity and/or restrictions or termination of trading privileges in a particular fund or all funds in the USAA family of funds.

          The USAA family of funds relies on its transfer agent to review trading activity for excessive short-term trading. There can be no assurance, however, that our monitoring activities will successfully detect or prevent all excessive short-term trading.

USAA National Tax-Exempt Funds - 32

--------------------------------------------------------------------------------

          Some investors purchase USAA fund shares through financial intermediaries that establish omnibus accounts to invest in the USAA Funds for their clients and submit net orders to purchase or redeem shares after combining client orders. Currently, such intermediaries are not required to provide the Fund with underlying trading information for their clients. The USAA family of funds reviews net activity in these omnibus accounts based on the information available to it from the intermediary and looks for activity that indicates potential excessive short-term trading activity. If we detect suspicious trading activity, we work with the intermediary to identify accounts engaged in excessive short-term trading activity. Investors engaging in excessive short-term trading through these omnibus accounts also can be warned or have their trading privileges restricted or terminated. Because the USAA family of funds does not receive underlying trade data, it must rely on the cooperation of the intermediary to provide information on the trading activity of its clients and restrict or limit excessive short-term traders.

HOW TO INVEST

          OPENING AN ACCOUNT

          You may open an account and make an investment on the Internet, by mail, bank wire, or phone as described below. You should return a complete, signed application to open your initial account. However, after you open your initial account with us, you will not need to fill out another application to invest in another fund of the USAA family of funds unless the registration is different or we need further information to verify your identity.

          As required by federal law, we must obtain certain information from you prior to opening an account. If we are unable to verify your identity, we may refuse to open your account or we may open your account and take certain actions without prior notice to you including restricting account transactions pending verification of your identity. If we subsequently are unable to verify your identity, we may close your account and return to you the value of your shares at the next calculated NAV.

          TO PURCHASE SHARES THROUGH YOUR USAA BROKERAGE ACCOUNT, PLEASE CONTACT USAA BROKERAGE SERVICES DIRECTLY. THESE SHARES WILL BECOME PART OF YOUR USAA BROKERAGE ACCOUNT AND WILL BE SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT. ADDITIONAL FEES MAY ALSO APPLY.

                                                                 33 - Prospectus

USAA NATIONAL TAX-EXEMPT FUNDS
--------------------------------------------------------------------------------

          If your Fund shares are purchased, exchanged, or redeemed through a retirement account or an investment professional, the policies and procedures on these purchases, exchanges, or redemptions may vary. Additional fees may also apply to your investment in the Funds, including a transaction fee, if you buy or sell shares of the Funds through a broker or other investment professional. For more information on these fees, check with your investment professional.

          TAX ID NUMBER

          Each shareholder named on the account must provide a Social Security number or other taxpayer identification number to avoid possible tax withholding required by the Internal Revenue Code. See TAXES on page 45 for additional tax information.

          EFFECTIVE DATE

          When you make a purchase, your purchase price will be the NAV per share next determined after we receive your request in proper form (E.G., complete, signed application and payment). Each Fund's NAV is determined as of the close of the regular trading session (generally 4 p.m. Eastern Time) of the New York Stock Exchange (NYSE) each day it is open. If we receive your request and payment prior to that time, your purchase price will be the NAV per share determined for that day. If we receive your request or payment after that time, the purchase will be effective on the next business day.

          The Funds or the Funds' transfer agent may enter into agreements with third parties (Servicing Agents), which hold Fund shares in omnibus accounts for their customers, under which the Servicing Agents are authorized to receive orders for Fund shares on the Fund's behalf. Under these arrangements, the Fund will be deemed to have received an order when an authorized Servicing Agent receives the order. Accordingly, customer orders will be priced at the Fund's NAV next computed after they are received by an authorized Servicing Agent even though the orders may be transmitted to the Fund by the Servicing Agent after the time as of which the Fund calculates its NAV.

          The Funds or the Funds' transfer agent also may enter into agreements whereby orders may be executed at the NAV next calculated after receipt of the order by the Fund, with payment for the order being made on the next business day.

USAA National Tax-Exempt Funds - 34

--------------------------------------------------------------------------------

          If you plan to purchase Fund shares with a check, money order, traveler's check, or other similar instrument, the instrument must be written in U.S. dollars and drawn on a U.S. bank. We do not accept the following foreign instruments: checks, money orders, traveler's checks, or other similar instruments. In addition, we do not accept cash or coins.

          MINIMUM INVESTMENTS

          INITIAL PURCHASE

          *    $3,000

          ADDITIONAL PURCHASES

          * $50 minimum per transaction, per account (except on transfers from brokerage accounts into the Tax Exempt Money Market Fund, which are exempt from the minimum). Employees of USAA and its affiliated companies may add to an account through payroll deduction for as little as $25 per pay period with a $3,000 initial investment.

               There are no minimum initial or subsequent purchase payment amounts for investments in the Funds through USAA Strategic Fund Adviser(R) or USAA College Savings PlanSM. In addition the Fund may waive or lower purchase minimums in other circumstances.

          HOW TO PURCHASE BY . . .

          INTERNET ACCESS - USAA.COM

          * You can use your personal computer to perform certain mutual fund transactions by accessing our Web site. To establish access to your account, call 800-759-8722 to obtain a personal identification number (PIN) or log on to USAA.COM and click on "register now." Once you have established Internet access, you will be able to open and fund a new mutual fund account, exchange to another fund in the USAA family of funds, make redemptions, review account activity, check balances, and more.

                                                                 35 - Prospectus

USAA NATIONAL TAX-EXEMPT FUNDS
--------------------------------------------------------------------------------

          MAIL

          *    To open an account, send your application and check to:

                      REGULAR MAIL:
                      USAA Investment Management Company
                      P.O. Box  659453
                      San Antonio, TX 78265-9825

                      REGISTERED OR EXPRESS MAIL:
                      USAA Investment Management Company
                      9800 Fredericksburg Road
                      San Antonio, TX 78240

          * To add to your account, send your check and the appropriate deposit stub in the business reply envelope that accompanies your Fund's transaction confirmation to:

                      REGULAR MAIL:
                      USAA Investment Management Company
                      P.O. Box 659453
                      San Antonio, TX 78265-9825

                      REGISTERED OR EXPRESS MAIL:
                      USAA Investment Management Company
                      9800 Fredericksburg Road
                      San Antonio, TX 78240

          BANK WIRE

          * To open or add to your account, call 800-531-8448 or visit our Web site at USAA.COM for instructions before wiring funds. This helps to ensure that your account will be credited promptly and correctly.

          ELECTRONIC FUNDS TRANSFER (EFT)

          * Additional purchases on a regular basis can be deducted from a bank account, paycheck, income-producing investment, or USAA money market fund account. Sign up for these services when opening an account or call 800-531-8448 to add these services.

USAA National Tax-Exempt Funds - 36

--------------------------------------------------------------------------------

          PHONE 800-531-8448 (IN SAN ANTONIO, 456-7202)

          * If you would like to open a new account or exchange to another fund in the USAA family of funds, call for instructions.

          USAA TOUCHLINE(R)800-531-8777 (IN SAN ANTONIO, 498-8777)

          * In addition to obtaining account balance information, last transactions, current fund prices, and return information for your Fund, you can use USAA TouchLine(R) from any touch-tone phone to access your Fund account to make selected purchases, exchange to another fund in the USAA family of funds, or make redemptions. This service is available with an Electronic Services Agreement (ESA) and EFT Buy/Sell authorization on file.

          USAA BROKERAGE SERVICES 800-531-8343 (IN SAN ANTONIO, 456-7214)

          * To purchase new and additional shares in your USAA brokerage account, call USAA Brokerage Services for instructions. Any purchase request received in good order prior to the close of the NYSE (generally 4 p.m. Eastern Time) will receive the NAV per share determined for that day, subject to the policies and procedures of your USAA brokerage account.

HOW TO REDEEM

          You may redeem Fund shares by any of the methods described below on any day the NAV per share is calculated. Redemptions are effective on the day instructions are received in a manner as described below. However, if instructions are received after the close of the NYSE (generally 4 p.m. Eastern Time), your redemption will be effective on the next business day.

          We will send you your money within seven days after the effective date of redemption. Payment for redemption of shares purchased by EFT or check is sent after the EFT or check has cleared, which could take up to ten days from the purchase date. If you are considering redeeming shares soon after purchase, you should purchase by bank wire or certified check to avoid delay. For federal income tax purposes, a redemption is a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares originally purchased and the price of the shares received upon redemption.

                                                                 37 - Prospectus

USAA NATIONAL TAX-EXEMPT FUNDS
--------------------------------------------------------------------------------

          IF YOUR SHARES ARE HELD IN YOUR USAA BROKERAGE ACCOUNT WITH USAA BROKERAGE SERVICES, PLEASE CONTACT USAA BROKERAGE SERVICES FOR REDEMPTION INSTRUCTIONS. THESE SHARES ARE PART OF YOUR USAA BROKERAGE ACCOUNT, AND ANY REDEMPTION REQUEST RECEIVED IN GOOD ORDER PRIOR TO THE CLOSE OF THE NYSE (GENERALLY 4 P.M. EASTERN TIME) WILL RECEIVE THE NAV PER SHARE DETERMINED FOR THAT DAY, SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT.

          In addition, the Funds may elect to suspend the redemption of shares or postpone the date of payment in limited circumstances (E.G., if the NYSE is closed or when permitted by order of the SEC).

          HOW TO REDEEM BY . . .

          INTERNET, MAIL, FAX, TELEGRAM, TELEPHONE, OR TOUCHLINE(R)

          *    Access USAA.COM.

          *    Send your written instructions to:

                     REGULAR MAIL:
                     USAA Investment Management Company
                     P.O. Box 659453
                     San Antonio, TX 78265-9825

                     REGISTERED OR EXPRESS MAIL:
                     USAA Investment Management Company
                     9800 Fredericksburg Road
                     San Antonio, TX 78240

          * Send a signed fax to 800-292-8177, or send a telegram to USAA Shareholder Account Services.

          * Call toll free 800-531-8448 (in San Antonio, 456-7202) to speak with a member service representative.

          * Call toll free 800-531-8777 (in San Antonio, 498-8777) to access our 24-hour USAA TouchLine(R) service.

          Telephone redemption privileges are automatically established when you complete your application. Each Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; if it does not,

USAA National Tax-Exempt Funds - 38

--------------------------------------------------------------------------------

          it may be liable for any losses due to unauthorized or fraudulent instructions. Before any discussion regarding your account, the following information is obtained: (1) USAA number and/or account number, (2) the name(s) on the account registration, and (3) Social Security/other taxpayer identification number or date of birth of the registered account owner(s) for the account registration. Additionally, all telephone communications with you are recorded, and confirmations of account transactions are sent to the address of record. If you were issued stock certificates for your shares, redemption by telephone, fax, telegram, or Internet is not available until these certificates are deposited with the Fund's transfer agent.

          CHECKWRITING

          * Checks can be issued for the Short-Term Fund and Tax Exempt Money Market Fund accounts. Return a signed signature card, which accompanies your application, or request a signature card separately and return it to:

                     USAA Shareholder Account Services
                     P.O. Box 659453
                     San Antonio, TX 78265-9825

          You will not be charged for the use of checks or any subsequent reorders. You may write checks in the amount of $250 or more. CHECKS WRITTEN FOR LESS THAN $250 WILL BE RETURNED UNPAID. Because the value of your account changes daily as dividends accrue, you may not write a check to close your account.

          USAA BROKERAGE SERVICES

          * Call toll free 800-531-8343 (in San Antonio, 456-7214) to speak with a member service representative.

IMPORTANT INFORMATION ABOUT PURCHASES
AND REDEMPTIONS

          SHORT-TERM TRADING FEE

          Because the Long-Term and Intermediate-Term Funds can experience price fluctuations, they are intended for long-term investors. They are not designed for short-term investors whose purchases and redemptions can unnecessarily disrupt the efficient management of the Fund and its investment strategy and

                                                                 39 - Prospectus

USAA NATIONAL TAX-EXEMPT FUNDS
--------------------------------------------------------------------------------

          increase the Fund's transaction costs. For these reasons, each Fund is authorized to charge up to a 2% short-term trading fee on the value of redemptions and exchanges of Fund shares done within five business days of purchase. This fee will be deducted from an investor's redemption proceeds and paid directly to the Fund to help reduce transaction costs. The Funds currently are waiving the fee altogether but reserve the right to begin charging the fee at any time without prior notice to shareholders.

          Currently, financial intermediaries that establish omnibus accounts to invest in the Fund are not required to impose redemption fees on their underlying clients or submit to the Fund trading information for their clients. Once the Fund begins charging the redemption fee, it could be limited in imposing this fee on shareholders purchasing shares through intermediaries based on the cooperation of the intermediary and the capabilities of its information systems.

          Once the Fund begins charging the fee, the Fund will waive the imposition of this fee for redemptions done for financial emergencies outside of the control of the investor (E.G., for members who receive deployment orders), upon written request of an investor.

          ACCOUNT BALANCE

          USAA Shareholder Account Services, the Funds' transfer agent, may assess annually a small balance account fee of $12 to each shareholder account with a balance of less than $2,000 at the time of assessment. Accounts exempt from the fee include: (1) any account regularly purchasing additional shares each month through an automatic investment plan; (2) any account registered under the Uniform Gifts/Transfers to Minors Act (UGMA/ UTMA); (3) all (non-IRA) money market fund accounts; and (4) any account whose registered owner has an aggregate balance of $50,000 or more invested in USAA mutual funds.

          FUND RIGHTS

          Each Fund reserves the right to:

          * Reject or restrict purchase or exchange orders when in the best interest of the Fund;

          * Limit or discontinue the offering of shares of the Fund without notice to the shareholders;

USAA National Tax-Exempt Funds - 40

--------------------------------------------------------------------------------

          * Calculate the NAV per share on a business day that the NYSE is closed;

          * Require a signature guarantee for transactions or changes in account information in those instances where the appropriateness of a signature authorization is in question (the statement of additional information contains information on acceptable guarantors);

          * Redeem an account with less than 50 full shares, with certain limitations; and

          * Restrict or liquidate an account when necessary or appropriate to comply with federal law.

EXCHANGES

          EXCHANGE PRIVILEGE

          The exchange privilege is automatic when you complete your application. You may exchange shares among funds in the USAA family of funds, provided you do not hold these shares in stock certificate form and the shares to be acquired are offered in your state of residence.

          Exchanges made through USAA TouchLine(R) and the Internet require an Electronic Services Agreement (ESA) on file. After we receive the exchange orders, the Funds' transfer agent will simultaneously process exchange redemptions and purchases at the share prices next determined. The investment minimums applicable to share purchases also apply to exchanges. For federal income tax purposes, an exchange between funds is a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares originally purchased and the price of the shares received upon exchange.

          IF YOUR SHARES ARE HELD IN YOUR USAA BROKERAGE ACCOUNT WITH USAA BROKERAGE SERVICES, PLEASE CONTACT USAA BROKERAGE SERVICES REGARDING EXCHANGE POLICIES. THESE SHARES WILL BECOME PART OF YOUR USAA BROKERAGE ACCOUNT, AND ANY EXCHANGE REQUEST RECEIVED IN GOOD ORDER PRIOR TO THE CLOSE OF THE NYSE (GENERALLY 4 P.M. EASTERN TIME) WILL RECEIVE THE NAV PER SHARE DETERMINED FOR THAT DAY, SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT.

          The Funds have undertaken certain procedures regarding telephone transactions as described on page 38.

                                                                 41 - Prospectus

USAA NATIONAL TAX-EXEMPT FUNDS
--------------------------------------------------------------------------------

          EXCHANGE LIMITATIONS

          To minimize fund costs and to protect the funds and their shareholders from unfair expense burdens, the Funds restrict excessive exchanges. The limit on exchanges out of any fund in the USAA family of funds for each account is six per calendar year (except there is no limitation on exchanges out of the USAA Short-Term Fund, USAA Short-Term Bond Fund, or any of the money market funds in the USAA family of funds). However, each fund reserves the right to reject a shareholder's purchase or exchange orders into a fund at any time when in the best interest of the fund. The Long-Term and Intermediate-Term Funds may still restrict an investor's account from further purchases or exchanges even if the investor has complied with the exchange policy if the investor is engaged in excessive short-term trading. See THE FUNDS' RIGHT TO REJECT PURCHASE AND EXCHANGE ORDERS AND LIMIT TRADING IN ACCOUNTS on page 32.

          For purposes of this policy, all exchanges from the Long-Term and Intermediate-Term Funds on a trading day are counted only as one exchange. The following transactions are not counted as exchanges for purposes of this policy:

          * Transactions done under automatic purchase plans and systematic withdrawal plans;

          * Transactions done to meet minimum distribution requirements from retirement accounts; and

          * Transactions done to effect an IRA conversion or redistribution to a different retirement account.

          In addition, each fund reserves the right to terminate or change the terms of an exchange offer.

SHAREHOLDER INFORMATION

          SHARE PRICE CALCULATION

          The price at which you purchase and redeem Fund shares is equal to the NET ASSET VALUE (NAV) PER SHARE determined on the effective date of the purchase or redemption. You may buy and sell Fund shares at the NAV per share without a sales charge. Each Fund's NAV per share is calculated as of the close of the NYSE (generally 4 p.m. Eastern Time) each day that the NYSE is

USAA National Tax-Exempt Funds - 42

--------------------------------------------------------------------------------

          open for regular trading. The NYSE is closed on most national holidays and Good Friday.

     ======================================================================
                                         TOTAL ASSETS - TOTAL LIABILITIES
                                         ---------------------------------
     [ARROW]   NAV PER SHARE      =             NUMBER OF SHARES
                                                   OUTSTANDING
     ======================================================================

          VALUATION OF SECURITIES

          Securities of the Long-Term, Intermediate-Term, and Short-Term Funds are generally traded in the over-the-counter market and are valued each business day by a pricing service (the Service) approved by the Funds' Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices those securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers in securities; and general market conditions. In addition, securities purchased with maturities of 60 days or less and all securities of the Tax Exempt Money Market Fund are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

          Investments in open-end investment companies are valued at their net asset value at the end of each business day. Futures contracts are valued at the last quoted sales price.

          Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith by us at fair value using valuation procedures approved by the Fund's Board of Directors. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause a Fund's NAV to be more reliable than it otherwise would be.

                                                                 43 - Prospectus

USAA NATIONAL TAX-EXEMPT FUNDS
--------------------------------------------------------------------------------

          Fair value methods used by the Long-Term, Intermediate-Term, and Short- Term Funds include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotations systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influences the market in which the securities are purchased and sold.

          For additional information on how securities are valued, see VALUATION OF SECURITIES in the Funds' statement of additional information.

          DIVIDENDS AND OTHER DISTRIBUTIONS

          Distributions from each Fund's net investment income are declared daily and paid on the last business day of each month. Dividends begin accruing on shares the day following their purchase date and continue to accrue to the effective date of redemption. Ordinarily, any realized capital gain distributions will be paid in December of each year. The Funds may make additional distributions to shareholders when considered appropriate or necessary. For example, a Fund could make an additional distribution to avoid the imposition of any federal income or excise tax.

          We will automatically reinvest all NET INVESTMENT INCOME DIVIDENDS and REALIZED CAPITAL GAIN DISTRIBUTIONS in additional shares of the distributing Fund unless you instruct us differently. The share price will be the NAV of the Fund shares computed on the ex-distribution date. Any realized capital gain distributions made by the Tax Exempt Funds (except the Tax Exempt Money Market Fund, which will not make any such distributions) will reduce the NAV per share by the amount of the distribution on the ex-distribution date. You should consider carefully the effects of purchasing shares of a Fund shortly before any realized capital gain distribution. Some or all of these distributions are subject to taxes.

          ======================================================================
            [ARROW] NET INVESTMENT INCOME DIVIDENDS PAYMENTS TO SHAREHOLDERS OF INCOME FROM DIVIDEND AND INTEREST GENERATED BY A FUND'S INVESTMENTS.

            [ARROW] REALIZED CAPITAL GAIN DISTRIBUTIONS PAYMENTS TO SHARE-HOLDERS OF GAINS REALIZED ON SECURITIES THAT A FUND HAS SOLD AT A PROFIT, MINUS ANY REALIZED LOSSES.
          ======================================================================

USAA National Tax-Exempt Funds - 44

--------------------------------------------------------------------------------

          We will invest in your account any dividend or other distribution payment returned to us at the then-current NAV per share. Dividend and other distribution checks become void six months from the date on the check. The amount of the voided check will be invested in your account at the then-current NAV per share.

          TAXES

          The following tax information is quite general and refers to the federal income tax law in effect as of the date of this prospectus. While we manage the Funds so that at least 80% of each Fund's annual interest income will be exempt from federal and state income taxes, we may invest up to 20% of each Fund's assets in securities that generate income not exempt from those taxes. The interest income exemption for federal income tax purposes does not necessarily mean that income is exempt under the income or other tax laws of any state or local taxing authority. A Fund's interest income also may be a tax preference item for purposes of the AMT. As discussed earlier on page 22, net capital gain distributed by or reinvested in a Fund will be taxable. In addition, gains, if any, on the redemption of a Fund's shares are taxable. A 15% maximum federal income tax rate will apply (1) through 2008 to the gain on an individual shareholder's redemption of Fund shares held for more than a year and (2) to a Fund's distributions to individual shareholders of net capital gain it recognizes on sales or exchanges through March 31, 2009, of capital assets it holds for more than one year. Although that rate also applies to certain taxable dividends, it is not expected that any Fund's income dividends will qualify for that rate. Because each investor's tax circumstances are unique and because the tax laws are subject to change, we recommend that you consult your tax adviser about your investment.

          WITHHOLDING

          Federal law requires each Fund to withhold and remit to the U.S. Treasury 28% of (1) taxable net investment income dividends, realized capital gain distributions, and proceeds of redemptions (other than redemptions of Tax Exempt Money Market Fund shares) otherwise payable to any non-corporate shareholder who fails to furnish the Fund with a correct taxpayer identification number (together with the withholding described in the next clause, "backup withholding") and (2) those dividends and distributions otherwise payable to any such shareholder who:
                                                                 45 - Prospectus

USAA NATIONAL TAX-EXEMPT FUNDS
--------------------------------------------------------------------------------

          *    Underreports dividend or interest income or

          * Fails to certify that he or she is not subject to backup withholding.

          To avoid this withholding requirement, you must certify, on your application or on a separate IRS Form W-9 supplied by the Fund's transfer agent, that your taxpayer identification number is correct and you are not currently subject to backup withholding.

          REPORTING

          Each Fund will report information to you annually concerning the tax status of dividends and other distributions for federal income tax purposes, including the portion of the dividends constituting a tax preference item for purposes of the federal AMT and the percentage and source (by state) of interest income earned on tax-exempt securities held by that Fund during the preceding year.

          SHAREHOLDER MAILINGS

          HOUSEHOLDING

          Through our ongoing efforts to help reduce Fund expenses, each household will receive a single copy of the Funds' most recent financial reports and prospectus even if you or a family member own more than one account in the Funds. For many of you, this eliminates duplicate copies and saves paper and postage costs to the Funds. However, if you would like to receive individual copies, please call us and we will begin your individual delivery within 30 days of your request.

          ELECTRONIC DELIVERY

          Log  on  to  USAA.COM  and  sign  up  to  receive   your   statements,
          confirmations, financial reports, and prospectuses via the Internet instead of through the mail.

FINANCIAL HIGHLIGHTS

          The following financial highlights tables are intended to help you understand each Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all net investment income and realized capital gain distributions).

USAA National Tax-Exempt Funds - 46

--------------------------------------------------------------------------------

          The information for the fiscal years ended March 31, 2005, 2004, and 2003, has been audited by Ernst & Young LLP, whose report, along with the Funds' financial statements, are included in the annual report, which is available upon request. The information relating to the Funds prior to fiscal year 2003 was audited by another independent registered public accounting firm.

LONG-TERM FUND

                                               YEAR ENDED MARCH 31,
                             ==========================================================
                                 2005       2004        2003        2002        2001
                             ==========================================================
Net asset value at
  beginning of period        $    14.13  $    13.83  $    13.11  $    13.41  $    12.75
                             ----------------------------------------------------------
Income (loss) from investment
  operations:
    Net investment income           .63         .65         .66         .70         .74
    Net realized and
     unrealized gain (loss)        (.12)        .30         .72        (.30)        .66
                             ----------------------------------------------------------
Total from investment
  operations                        .51         .95        1.38         .40        1.40
                             ----------------------------------------------------------
Less distributions:
  From net investment income       (.63)       (.65)       (.66)       (.70)       (.74)
                             ----------------------------------------------------------
Net asset value
  at end of period           $    14.01  $    14.13  $    13.83  $    13.11  $    13.41
                             ==========================================================
Total return (%)*                  3.70        7.01       10.76        3.03       11.35

Net assets at end
  of period (000)            $2,300,246  $2,273,109  $2,246,088  $2,092,574  $2,098,984

Ratio of expenses to
  average net assets
  (%)**(a)                          .56         .56         .54         .46         .36

Ratio of net investment
  income to average
  net assets (%)**                 4.50        4.63        4.90        5.25        5.72

Portfolio turnover (%)            17.02       22.81       29.11       39.84       46.62

 * Assumes reinvestment of all net investment income distributions during the period.

 ** For the year ended March 31, 2005, average  net assets  were $2,243,843,000.

(a) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:

                                   (.00%)(+)   (.00%)(+)   (.00%)(+)   (.01%)       -

    (+)Represents less than 0.01% of average net assets.

                                                                 47 - Prospectus

USAA NATIONAL TAX-EXEMPT FUNDS
--------------------------------------------------------------------------------

INTERMEDIATE-TERM FUND

                                               YEAR ENDED MARCH 31,
                             ==========================================================
                                 2005       2004        2003        2002        2001
                             ==========================================================
Net asset value at
  beginning of period        $    13.42  $    13.34  $    12.93  $    13.09  $    12.58
                             ----------------------------------------------------------
Income (loss) from investment
  operations:
    Net investment income           .57         .61         .64         .67         .69
    Net realized and
      unrealized gain (loss)       (.24)        .08         .41        (.16)        .51
                             ----------------------------------------------------------
Total from investment
  operations                        .33         .69        1.05         .51        1.20
                             ----------------------------------------------------------
Less distributions:
  From net investment income       (.57)       (.61)       (.64)       (.67)       (.69)
  From realized capital gains      (.02)       -            -           -           -
                             ----------------------------------------------------------
Total distributions                (.59)       (.61)       (.64)       (.67)       (.69)
                             ----------------------------------------------------------
Net asset value
  at end of period           $    13.16  $    13.42  $    13.34  $    12.93  $    13.09
                             ==========================================================
Total return (%)*                  2.51        5.32        8.29        3.90        9.83

Net assets at end
  of period (000)            $2,696,781  $2,642,692  $2,627,291  $2,433,955  $2,310,809

Ratio of expenses to
  average net assets
  (%)**(a)                          .55         .51         .49         .46         .36

Ratio of net investment
  income to average
  net assets (%)**                 4.28        4.58        4.86        5.06        5.41

Portfolio turnover (%)            20.83       23.27       14.91       12.97        9.41


 * Assumes reinvestment of all net investment income and realized capital gain distributions during the period.

 ** For the year ended  March 31, 2005, average  net assets were $2,626,078,000.

(a) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:

                                   (.00%)(+)   (.00%)(+)   (.00%)(+)   (.01%)        -

    (+) Represents less than 0.01% of average net assets.

USAA National Tax-Exempt Funds - 48

-------------------------------------------------------------------------------

SHORT-TERM FUND

                                               YEAR ENDED MARCH 31,
                             ==========================================================
                                 2005       2004        2003        2002        2001
                             ==========================================================
Net asset value at
  beginning of period        $    10.88  $    10.87  $    10.65  $    10.69  $    10.46
                             ----------------------------------------------------------
Income (loss) from investment
  operations:
    Net investment income           .28         .28         .35         .42         .48
    Net realized and
     unrealized gain (loss)        (.20)        .01         .22        (.04)        .23
                             ----------------------------------------------------------
Total from investment
  operations                        .08         .29         .57         .38         .71
                             ----------------------------------------------------------
Less distributions:
  From net investment income       (.28)       (.28)       (.35)       (.42)       (.48)
                             ----------------------------------------------------------
Net asset value at
  end of period              $    10.68  $    10.88  $    10.87  $    10.65  $    10.69
                             ==========================================================
Total return (%)*                   .75        2.73        5.44        3.60        7.00

Net assets at end
  of period (000)            $1,282,834  $1,358,560  $1,254,255  $1,147,291  $1,024,143

Ratio of expenses to
  average net assets
  (%)**(a)                          .55         .56         .54         .48         .38

Ratio of net investment
  income to average
  net assets (%)**                 2.60        2.60        3.25        3.90        4.60

Portfolio turnover (%)             7.75       22.13       14.14       20.67       19.43

 * Assumes reinvestment of all net investment income distributions during the period.

 ** For the year ended March 31, 2005,  average net assets  were $1,343,889,000.

(a) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:

                                   (.00%)(+)   (.00%)(+)   (.01%)      (.02%)       -

    (+) Represents less than 0.01% of average net assets.

                                                                 49 - Prospectus

USAA NATIONAL TAX-EXEMPT FUNDS
--------------------------------------------------------------------------------

TAX EXEMPT MONEY MARKET FUND

                                               YEAR ENDED MARCH 31,
                             ==========================================================
                                 2005       2004        2003        2002        2001
                             ==========================================================
Net asset value at
  beginning of period        $     1.00  $     1.00  $     1.00  $     1.00  $     1.00
                             ----------------------------------------------------------
Income from investment
  operations:
    Net investment income           .01         .01         .01         .02         .04
    Net realized and
      unrealized gain                -          .00(b)       -          -            -
                             ----------------------------------------------------------
Total from investment
  operations                        .01         .01         .01         .02         .04
                             ----------------------------------------------------------
Less distributions:
  From net investment income       (.01)       (.01)       (.01)       (.02)       (.04)
                             ----------------------------------------------------------
Net asset value at
  end of period              $     1.00  $     1.00  $     1.00  $     1.00  $     1.00
                             ==========================================================
Total return (%)*                  1.07         .71        1.14        2.08        3.88

Net assets at end
  of period (000)            $1,886,910  $1,858,366 $1,989,187   $1,925,867  $1,940,153

Ratio of expenses to
  average net assets
  (%)**(a)                          .47         .47         .47         .45         .38

Ratio of net investment
  income to average
  net assets (%)**                 1.07         .71        1.13        2.06        3.80

 * Assumes reinvestment of all net investment income distributions during the period.

 ** For the year ended March 31, 2005, average  net assets  were $1,857,383,000.

(a) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly did not affect the Fund's expense ratios.

(b) Represents less than $0.01 per share.

USAA National Tax-Exempt Funds - 50

--------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE FUNDS'
INVESTMENT POLICIES

          THE FOLLOWING ARE DESCRIPTIONS OF CERTAIN INVESTMENT POLICIES OF THE LONG-TERM FUND, INTERMEDIATE-TERM FUND, SHORT-TERM FUND, AND TAX EXEMPT MONEY MARKET FUND (FUNDS) AND TYPES OF SECURITIES IN WHICH THE FUNDS' ASSETS MAY BE INVESTED:

          ADJUSTABLE-RATE SECURITIES

          Each Fund's assets may be invested in adjustable-rate securities. Similar to variable-rate demand notes, the interest rate on such securities is adjusted periodically to reflect current market conditions. Generally, the security's yield is based on a U.S. dollar-based interest rate benchmark such as the London Interbank Offered Rate (LIBOR) or the BMA Municipal Swap Index Yield (BMA). These interest rates are adjusted at a given time, such as weekly or monthly or upon change in the interest rate benchmark. The yields are closely correlated to changes in money market interest rates. However, these securities do not offer the right to sell the security at face value prior to maturity.

          FUTURES

          Under  certain  circumstances,  each Fund  (other  than the Tax Exempt
          Money Market Fund) may buy and sell certain types of futures contracts. Futures contracts are publicly traded contracts to buy or sell an underlying asset or group of assets, such as a treasury bond or an index of securities, at a future time at a specified price. For more information on futures, see the statement of additional information.

          ILLIQUID SECURITIES

          Up to 15% of the Long-Term, Intermediate-Term, and Short-Term Funds' net assets and up to 10% of the Tax Exempt Money Market Fund's net assets may be invested in securities that are illiquid. Illiquid securities are those securities which cannot be disposed of in the ordinary course of business, seven days or less, at approximately the same value at which the Fund has valued the securities.

          Lease obligations and certain put bonds subject to restrictions on transfer may be determined to be liquid in accordance with the guidelines established by the Funds' Board of Directors.

                                                                 51 - Prospectus

USAA NATIONAL TAX-EXEMPT FUNDS
--------------------------------------------------------------------------------

          In determining the liquidity of a lease obligation,  we will consider:
          (1) the frequency of trades and quotes for the lease obligation; (2) the number of dealers willing to purchase or sell the lease obligation and the number of other potential purchasers; (3) dealer undertakings to make a market in the lease obligation; (4) the nature of the marketplace trades, including the time needed to dispose of the lease obligation, the method of soliciting offers, and the mechanics of transfer; (5) whether the lease obligation is of a size that will be attractive to institutional investors; (6) whether the lease obligation contains a non-appropriation clause and the likelihood that the obligor will fail to make an appropriation therefor; and (7) such other factors as we may determine to be relevant to such determination.

          In determining the liquidity of put bonds with restrictions on transfer, we will evaluate the credit quality of the party providing the put or demand feature.

          INVERSE FLOATING RATE SECURITIES

          Up to 10% of the Long-Term, Intermediate-Term, and Short-Term Funds' net assets may be invested in municipal securities whose coupons vary inversely with changes in short-term tax-exempt interest rates and thus are considered a leveraged investment in an underlying municipal bond (or securities with similar economic characteristics). These securities present special risks for two reasons: (1) if short-term interest rates rise (fall), the income the fund earns on the inverse floating rate security will fall (rise); and (2) if long-term interest rates rise (fall) the value of the inverse floating rate security will fall (rise) more than the value of the underlying bond because of the leveraged nature of the investment. The Funds will seek to buy these securities at attractive values and yields that more than compensate the Funds for the securities' price volatility.

          MUNICIPAL LEASE OBLIGATIONS

          Each Fund's assets may be invested in a variety of instruments commonly referred to as municipal lease obligations, including leases and certificates of participation in such leases and contracts.

          Certain lease obligations contain "non-appropriation" clauses, which provide that the municipality has no obligation to make lease obligation payments in future years unless money is appropriated for such purpose on a yearly basis.

USAA National Tax-Exempt Funds - 52

--------------------------------------------------------------------------------

          PERIODIC AUCTION RESET BONDS

          Each Fund (other than the Tax-Exempt Money Market Fund) may invest in tax-exempt periodic auction reset bonds. Periodic auction reset bonds are bonds whose interest rates are reset periodically through an auction mechanism. For purposes of calculating the portfolio weighted average maturity of a Fund, the maturity of periodic auction reset bonds will be deemed to be the next interest reset date, rather than the remaining stated maturity of the instrument.

          Periodic auction reset bonds, similar to short-term debt instruments, are generally subject to less interest rate risk than long-term fixed rate debt instruments because the interest rate will be periodically reset in a market auction. Periodic auction reset bonds with a long remaining stated maturity (I.E., ten years or more), however, could have greater market risk than fixed short-term debt instruments, arising from the possibility of auction failure or insufficient demand at an auction, resulting in greater price volatility of such instruments compared to fixed short-term bonds.

          PUT BONDS

          Each Fund's assets may be invested in tax-exempt securities (including securities with variable interest rates) that may be redeemed or sold back (put) to the issuer of the security or a third party prior to stated maturity (put bonds). Such securities will normally trade as if maturity is the earlier put date, even though stated maturity is longer. For the Long-Term, Intermediate-Term, and Short-Term Funds, maturity for put bonds is deemed to be the date on which the put becomes exercisable. Generally, maturity for put bonds for the Tax Exempt Money Market Fund is determined as stated under Variable-Rate Demand Notes.

          SYNTHETIC INSTRUMENTS

          Each Fund's assets may be invested in tender option bonds, bond receipts, and similar synthetic municipal instruments. A synthetic instrument is a security created by combining an intermediate- or long-term municipal bond with a right to sell the instrument back to the remarketer or liquidity provider for repurchase on short notice. This right to sell is commonly referred to as a tender option. Usually, the tender option is backed by a conditional guarantee or letter of credit from a bank or other financial institution. Under its terms, the guarantee may expire if the municipality defaults on payments of interest

                                                                 53 - Prospectus

USAA NATIONAL TAX-EXEMPT FUNDS
--------------------------------------------------------------------------------

          or principal on the underlying bond, if the credit rating of the municipality is downgraded, or if the underlying bond loses its tax-exempt treatment. Synthetic instruments involve structural risks that could adversely affect the value of the instrument or could result in a Fund holding an instrument for a longer period of time than originally anticipated.

          VARIABLE-RATE DEMAND NOTES

          Each Fund's assets may be invested in tax-exempt securities, which provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. The effective maturity for these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements. These interest rate adjustments can both raise and lower the income generated by such securities. These changes will have the same effect on the income earned by the Fund depending on the proportion of such securities held.

          In the case of the Tax Exempt Money Market Fund only, any variable rate instrument with a demand feature will be deemed to have a maturity equal to either the date on which the underlying principal amount may be recovered through demand or the next rate adjustment date consistent with applicable regulatory requirements.

          WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES

          Each Fund's assets may be invested in securities offered on a when-issued or delayed-delivery basis.

          * Delivery and payment take place after the date of the commitment to purchase, normally within 45 days. Both price and interest rate are fixed at the time of commitment.

          *    The  Funds  do  not  earn  interest  on  the   securities   until
               settlement, and the market value of the securities may fluctuate between purchase and settlement.

          *    Such securities can be sold before settlement date.

USAA National Tax-Exempt Funds - 54

--------------------------------------------------------------------------------

          ASSET COVERAGE

          Each Fund will cover transactions in futures, as well as when-issued or delayed-delivery securities as required under applicable interpretations of the Securities and Exchange Commission, by segregating cash or liquid securities in an amount equal to or exceeding the Fund's commitment with respect to the contracts or securities.

          ZERO COUPON BONDS

          Each Fund's assets may be invested in zero coupon bonds. A zero coupon bond is a security that is sold at a deep discount from its face value, makes no periodic interest payments, and is redeemed at face value when it matures. The lump sum payment at maturity increases the price volatility of the zero coupon bond to changes in interest rates when compared to a bond that distributes a semiannual coupon payment. In calculating its dividend, each Fund records as income the daily amortization of the purchase discount.

          OTHER INVESTMENT COMPANIES

          Each Fund may invest in securities issued by other investment companies that invest in eligible quality, short-term debt securities and seek to maintain a $1 net asset value per share, I.E., "money market" funds. In addition, each Fund (except the Tax Exempt Money Market Fund) may invest in securities issued by other non-money market investment companies (including exchange-traded funds) that invest in the types of securities in which the Fund itself is permitted to invest. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears in connection with its own operations. The Funds may invest in securities issued by other investment companies subject to statutory limitations prescribed by the 1940 Act.

          ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENT POLICIES AND THE SECURITIES IN WHICH THE FUNDS MAY INVEST IS PROVIDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                                                 55 - Prospectus

                                   APPENDIX A
--------------------------------------------------------------------------------

TAXABLE-EQUIVALENT YIELD
TABLE FOR 2005


Assuming a Federal
Marginal Tax Rate of:         25.0%     28.0%     33.0%     35.0%

To Match a
Tax-Free Yield of:  A Fully Taxable Investment Would Have to Pay You:

     =====================================================================
               1.00%          1.33%     1.39%     1.49%     1.54%
     ---------------------------------------------------------------------
               1.50%          2.00%     2.08%     2.24%     2.31%
     ---------------------------------------------------------------------
               2.00%          2.67%     2.78%     2.99%     3.08%
     ---------------------------------------------------------------------
               2.50%          3.33%     3.47%     3.73%     3.85%
     ---------------------------------------------------------------------
               3.00%          4.00%     4.17%     4.48%     4.62%
     ---------------------------------------------------------------------
               3.50%          4.67%     4.86%     5.22%     5.38%
     ---------------------------------------------------------------------
               4.00%          5.33%     5.56%     5.97%     6.15%
     ---------------------------------------------------------------------
               4.50%          6.00%     6.25%     6.72%     6.92%
     ---------------------------------------------------------------------
               5.00%          6.67%     6.94%     7.46%     7.69%
     ---------------------------------------------------------------------
               5.50%          7.33%     7.64%     8.21%     8.46%
     ---------------------------------------------------------------------
               6.00%          8.00%     8.33%     8.96%     9.23%
     ---------------------------------------------------------------------
               6.50%          8.67%     9.03%     9.70%     10.00%
     ---------------------------------------------------------------------
               7.00%          9.33%     9.72%     10.45%    10.77%
     =====================================================================

A fully taxable investment is a bond that pays taxable interest or a mutual fund that pays dividends that are attributable to taxable interest.

This table is a hypothetical illustration and should not be considered an indication of Fund performance of any of the USAA family of funds.

These rates were selected as examples that would be relevant to most  taxpayers.

The information shown in this chart does not reflect the impact of state and local taxes.

USAA National Tax-Exempt Funds - 56

                       INVESTMENT      USAA Investment Management Company
                         ADVISER,      P.O. Box 659453
                   ADMINISTRATOR,      San Antonio, Texas 78265-9825
                     UNDERWRITER,
                  AND DISTRIBUTOR

                   TRANSFER AGENT      USAA Shareholder Account Services
                                       P.O. Box 659453
                                       San Antonio, Texas 78265-9825


                    CUSTODIAN AND      State Street Bank and Trust Company
                 ACCOUNTING AGENT      P.O. Box 1713
                                       Boston, Massachusetts 02105


                        TELEPHONE      Call toll free - Central Time
                 ASSISTANCE HOURS      Monday - Friday 7 a.m. to 10 p.m.
                                       Saturday 8:30 a.m. to 5 p.m.
                                       Sunday 10:30 a.m. to 7 p.m.


                      FOR ACCOUNT      800-531-8448, in San Antonio, 456-7202
                       SERVICING,
                    EXCHANGES, OR
                      REDEMPTIONS


                  RECORDED MUTUAL      24-hour Service (from any phone)
                FUND PRICE QUOTES      800-531-8066, in San Antonio, 498-8066


                      MUTUAL FUND      (from touch-tone phones only)
                USAA TOUCHLINE(R)      For account balance, last transactions,
                                       fund prices, or to exchange/redeem
                                       fund shares
                                       800-531-8777, in San Antonio, 498-8777

                  INTERNET ACCESS      USAA.COM


                                                                       [GRAPHIC]
                                                                        Recycled
                                                                         Paper

------------------------------------------------------------------------------
[USAA         9800 Fredericksburg Road                     ----------------
EAGLE         San Antonio, Texas  78288                       PRSRT STD
LOGO (R)]                                                    U.S. Postage
                                                                PAID
                                                                USAA
                                                            ---------------
Receive this document
and others electronically.
Sign up at USAA.COM.

--------------------------------------------------------------------------------

          If you would like more information about the Funds, you may call 800-531-8181 to request a free copy of the Funds' statement of additional information (SAI), annual or semiannual reports, or to ask other questions about the Funds. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during the last fiscal year. The Funds' annual and semiannual reports also can be viewed on USAA.COM. A complete description of the Funds' policies and procedures with respect to the disclosure of each Fund's portfolio securities is available in the Fund's SAI. The SAI is not available on USAA.COM because of cost considerations combined with the lack of investor demand.

          To view these documents, along with other related documents, you can visit the EDGAR database on the SEC's Web site (www.sec.gov) or the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room can be obtained by calling 202-942-8090. Additionally, copies of this information can be obtained, after payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the Commission, Washington, DC 20549-0102.

-------------------------------------------------------------------------------

[USAA               WE KNOW WHAT IT MEANS TO SERVE(R).
EAGLE              ------------------------------------
LOGO (R)]             INSURANCE  *  MEMBER SERVICES



05292-0805   Investment company Act File No. 811-3333  (C)2005, USAA. All rights reserved.

                                     Part A

                               Prospectus for the
                              California Bond and
                         California Money Market Funds

[USAA
EAGLE
LOGO(R)]

                    USAA CALIFORNIA FUNDS


                    USAA
             Investments


                              [GRAPHIC OMITTED]



                           P R O S P E C T U S
--------------------------------------------------------------------------------

          AUGUST 1, 2005   California Bond Fund
                           California Money Market Fund


                           Shares of the California Funds are offered only to California residents. The delivery of this prospectus is not an offer in any state where shares of the California Funds may not lawfully be made.

                           As with other mutual funds, the Securities and Exchange Commission has not approved or disapproved of these Funds' shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Table of CONTENTS
-------------------------------------------------------------------------------

WHAT ARE EACH FUND'S INVESTMENT
OBJECTIVES AND PRINCIPAL STRATEGIES?                                    2

WHAT ARE THE PRINCIPAL RISKS OF INVESTING
IN THESE FUNDS?                                                         2

COULD THE VALUE OF YOUR INVESTMENT
IN THESE FUNDS FLUCTUATE?                                               4

FEES AND EXPENSES                                                      10

FUND INVESTMENTS                                                       12

FUND MANAGEMENT                                                        24

USING MUTUAL FUNDS IN AN
INVESTMENT PROGRAM                                                     26

HOW TO INVEST                                                          30

HOW TO REDEEM                                                          34

IMPORTANT INFORMATION ABOUT
PURCHASES AND REDEMPTIONS                                              36

EXCHANGES                                                              38

SHAREHOLDER INFORMATION                                                40

FINANCIAL HIGHLIGHTS                                                   45

ADDITIONAL INFORMATION ABOUT THE FUNDS'
INVESTMENT POLICIES                                                    48

APPENDIX A                                                             53

                                                                  1 - Prospectus

USAA CALIFORNIA FUNDS
-------------------------------------------------------------------------------

USAA INVESTMENT MANAGEMENT COMPANY (IMCO) MANAGES THESE FUNDS. FOR EASIER READING, IMCO WILL BE REFERRED TO AS "WE" OR "US" THROUGHOUT THE PROSPECTUS.

WHAT ARE EACH FUND'S INVESTMENT OBJECTIVES
AND PRINCIPAL STRATEGIES?

              Each Fund has a common objective of providing California investors with a high level of current interest income that is exempt from federal and California state income taxes. The California Money Market Fund has a further objective of preserving capital and maintaining liquidity. Each Fund has separate investment policies to achieve its objective.

              CALIFORNIA BOND FUND

              The California Bond Fund invests primarily in long-term investment-grade California tax-exempt securities. The Fund's dollar-weighted average portfolio maturity is not restricted, but is expected to be greater than ten years.

              CALIFORNIA MONEY MARKET FUND

              The   California   Money  Market  Fund  invests  in   high-quality
              California tax-exempt securities with remaining maturities of 397 days or less.

              Because any investment involves risk, there is no assurance that the Funds' objectives will be achieved. See FUND INVESTMENTS on page 12 for more information.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING
IN THESE FUNDS?

              The three principal risks of investing in these Funds are credit risk, interest rate risk, and management risk. As with other mutual funds, losing money is also a risk of investing in these Funds.

              *    CREDIT RISK involves the  possibility  that a borrower cannot
                   make  timely   interest   and   principal   payments  on  its
                   securities.

USAA California Funds - 2

-------------------------------------------------------------------------------

              * INTEREST RATE RISK involves the possibility that the value of each Fund's investments will decline because of an increase in interest rates, adverse changes in supply and demand for tax-exempt securities, or other market factors.

                   IF INTEREST RATES INCREASE: the yield of each Fund may increase. In addition, the market value of the California Bond Fund's securities will likely decline, adversely affecting the Fund's net asset value and total return.

                   IF INTEREST RATES DECREASE: the yield of each Fund may decrease. In addition, the market value of the California Bond Fund's securities may increase, which would likely increase the Fund's net asset value and total return.

                   The credit and interest  rate risks may be magnified  because
                   each  Fund   concentrates   its   investments  in  California
                   tax-exempt securities.

              * MANAGEMENT RISK involves the possibility that the investment techniques and risk analyses used by each Fund's managers will not produce the desired results.

              Other risks of investing in either Fund include call risk and structural risk. See pages 15 and 16 for more information on these risks.

              As you consider an investment in either Fund, you should also take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods.

              An investment in either Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the California Money Market Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in that Fund.

              You will find more detailed information about the risks you will face as a Fund shareholder throughout this prospectus.

                                                                  3 - Prospectus

USAA CALIFORNIA FUNDS
-------------------------------------------------------------------------------

COULD THE VALUE OF YOUR INVESTMENT
IN THESE FUNDS FLUCTUATE?

              Yes, it could. In fact, the value of your investment in the California Bond Fund will fluctuate with the changing market values of the investments in the Fund. We manage the California Money Market Fund in accordance with strict Securities and Exchange Commission (SEC) guidelines designed to preserve the Fund's value at $1 per share, although, of course, we cannot guarantee that the value will remain at $1 per share.

              The value of the securities in which the California Bond Fund invests typically fluctuates inversely with changes in the general level of interest rates. Changes in the creditworthiness of issuers and changes in other market factors such as the relative supply of and demand for tax-exempt securities also create value fluctuations.

              The bar charts shown on the following pages illustrate each Fund's volatility and performance from year to year for each full calendar year over the past ten years.

              TOTAL RETURN

              All mutual funds must use the same formula to calculate TOTAL RETURN.

               ============================================================
                [ARROW] TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS.
               ============================================================

USAA California Funds - 4

-------------------------------------------------------------------------------

              CALIFORNIA BOND FUND

[BAR CHART]
                    CALENDAR YEAR    TOTAL RETURN
                         1995           21.85%
                         1996            5.39%
                         1997           10.33%
                         1998            6.89%
                         1999           -5.22%
                         2000           14.35%
                         2001            3.29%
                         2002            8.30%
                         2003            5.30%
                         2004            4.83%

                           SIX-MONTH YTD TOTAL RETURN
                                 2.97% (6/30/05)

               BEST QUARTER*                               WORST QUARTER*
               9.55% 1st Qtr. 1995                   -2.55% 2nd Qtr. 1999

     * Please note that "Best Quarter" and "Worst Quarter" figures are applicable only to the time period covered by the bar chart.

              The following table shows how the Fund's average annual total returns for the periods indicated compared to those of relevant securities market indices. The after-tax returns are shown in two ways: (1) assumes that you owned the Fund during the entire period and paid taxes on the Fund's distributions of taxable net investment income or realized capital gains and (2) assumes that you paid taxes on the Fund's distributions of taxable net investment income or realized capital gains and sold all shares at the end of each period.

              After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distribu-

                                                                  5 - Prospectus

USAA CALIFORNIA FUNDS
-------------------------------------------------------------------------------

              tions and sale of fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown.

              Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future.

                          AVERAGE ANNUAL TOTAL RETURNS
                     FOR THE PERIODS ENDED DECEMBER 31, 2004
                                                                        SINCE
                                                                      INCEPTION
CALIFORNIA BOND FUND        PAST 1 YEAR  PAST 5 YEARS   PAST 10 YEARS   8/1/89
================================================================================
Return Before Taxes            4.83%          7.15%       7.32%         6.73%

Return After Taxes on          4.78%          7.11%       7.31%         6.66%
Distributions

Return After Taxes on
Distributions
and Sale of Fund Shares        4.77%          6.86%       7.12%         6.58%
================================================================================
Lehman Brothers Municipal
Bond Index* (reflects no
deduction for fees, expenses,
or taxes)                      4.48%          7.30%       7.06%         6.97%+
================================================================================
Lipper California Municipal
Debt Funds Index** (reflects
no deduction for taxes)        4.62%          6.75%       6.60%         6.38%+
================================================================================

    * The Lehman Brothers Municipal Bond Index is an unmanaged benchmark of total return performance for the long-term, investment-grade, tax-exempt bond market.

    ** The Lipper California Municipal Debt Funds Index tracks the total return performance of the 30 largest funds within this category. This category includes funds that limit their assets to those securities that are exempt from taxation in the state of California.

    + The performance of the Lehman Brothers Municipal Bond Index and the Lipper California Municipal Debt Funds Index is calculated with a commencement date of July 31, 1989, while the Fund's inception date is August 1, 1989. There may be a slight variation in the comparative performance numbers because of this difference.

   NONE OF THE CALIFORNIA BOND FUND'S RETURN WAS A TAX PREFERENCE ITEM FOR PURPOSES OF THE FEDERAL ALTERNATIVE MINIMUM TAX.

USAA California Funds - 6

-------------------------------------------------------------------------------

              CALIFORNIA MONEY MARKET FUND

[BAR CHART]
                    CALENDAR YEAR   TOTAL RETURN
                         1995           3.64%
                         1996           3.27%
                         1997           3.35%
                         1998           3.17%
                         1999           2.82%
                         2000           3.34%
                         2001           2.41%
                         2002           1.20%
                         2003           0.73%
                         2004           0.79%

                           SIX-MONTH YTD TOTAL RETURN
                                 0.86% (6/30/05)

               BEST QUARTER*                                WORST QUARTER*
               0.94% 2nd Qtr. 1995                     0.13% 1st Qtr. 2004

      * Please note that "Best Quarter" and "Worst Quarter" figures are applicable only to the time period covered by the bar chart.

      The following table shows the Fund's average annual total returns for the periods indicated. Remember, historical performance does not necessarily indicate what will happen in the future.

                          AVERAGE ANNUAL TOTAL RETURNS
                     FOR THE PERIODS ENDED DECEMBER 31, 2004
                                                                         SINCE
                                                                       INCEPTION
                             PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS   8/1/89
-------------------------------------------------------------------------------
California Money Market Fund     0.79%        1.69%         2.47%       2.90%
-------------------------------------------------------------------------------

         NONE OF THE CALIFORNIA MONEY MARKET FUND'S RETURN WAS A TAX PREFERENCE ITEM FOR PURPOSES OF THE FEDERAL ALTERNATIVE MINIMUM TAX.

                                                                  7 - Prospectus

USAA CALIFORNIA FUNDS
-------------------------------------------------------------------------------

              YIELD

              All mutual funds must use the same formulas to calculate YIELD and EFFECTIVE YIELD.

              ==============================================================
              [ARROW] YIELD IS THE ANNUALIZED NET INVESTMENT INCOME OF THE
                      FUND DURING A SPECIFIED PERIOD AS A PERCENTAGE OF THE FUND'S SHARE PRICE AT THE END OF THE PERIOD.

              [ARROW] EFFECTIVE YIELD IS CALCULATED SIMILAR TO THE YIELD;
                      HOWEVER, WHEN ANNUALIZED, THE NET INVESTMENT INCOME EARNED IS ASSUMED TO BE REINVESTED.
              ==============================================================

              CALIFORNIA BOND FUND

              The California Bond Fund may advertise performance in terms of a 30-day yield quotation or a tax-equivalent yield. The Fund's 30-day yield for the period ended December 31, 2004, was 3.37%.

              CALIFORNIA MONEY MARKET FUND

              The California Money Market Fund typically advertises performance in terms of a 7-day yield and effective yield or tax-equivalent yield and may advertise total return. The 7-day yield quotation more closely reflects current earnings of the Fund than the total return quotation. The effective yield will be slightly higher than the yield because of the compounding effect of the assumed reinvestment. Current yields and effective yields fluctuate daily and will vary with factors such as interest rates and the quality, length of maturities, and type of investments in the portfolio. The Fund's 7-day yield for the period ended December 31, 2004, was 1.47%.

              TAX-EQUIVALENT YIELD

              Investors use tax-equivalent yields to compare taxable and tax-exempt fixed income investments using a common yield measure. The tax-equivalent yield is the yield that a fully taxable investment (E.G., a bond that pays taxable interest or a mutual fund that pays dividends that are attributable to taxable interest) must generate to earn the same "take-home" yield as a tax-exempt investment. The calculation depends upon your federal and California marginal income tax rates and assumes that

USAA California Funds - 8

-------------------------------------------------------------------------------

              an investor can fully itemize deductions on his or her federal tax return. The higher your marginal tax bracket, the higher will be the tax-equivalent yield and the more valuable will the Fund's tax-exempt dividends be.

              Since our Funds do not currently own and do not intend to own securities on which the interest is a tax preference item for purposes of the federal alternative minimum tax (AMT), the calculations below apply to all individual shareholders regardless of their status.

              For example, if you assume a federal marginal income tax rate of 35% and a state marginal tax rate of 9.30%, the Effective Marginal Tax Rate would be 41.05%. Using this tax rate, the Funds' tax-equivalent yields for the period ended December 31, 2004, would be as follows:

                                                                TAX-EQUIVALENT
                                                   YIELD            YIELD
         ======================================================================
           California Bond Fund (30 day)           3.37%            5.72%
           California Money Market Fund (7 day)    1.47%            2.49%

              Using the example, to exceed the 30-day yield of the California Bond Fund on an after-tax basis, you would have needed a fully taxable investment that yielded more than 5.72% per year. Likewise, to exceed the 7-day yield of the California Money Market Fund, you would have needed a fully taxable investment that yielded more than 2.49% per year.

              For more information on calculating tax-equivalent yields, see APPENDIX A on page 53.

              CURRENT PRICE, YIELD, AND TOTAL RETURN INFORMATION

              Please consider performance information in light of the Funds' investment objectives and policies and market conditions during the reported time periods. The value of your shares may go up or down. You may obtain the most current price, yield, and total return information for these Funds through our USAA.COM Web site once you have established Internet access. See page 32 for information on establishing Internet access. You may also obtain this information by calling USAA TouchLine(R) at 800-531-8777. Press 1 for the Mutual Fund Menu, press 1 again for prices, yields, and returns. Then, press the FUND NUMBER of the Fund

                                                                  9 - Prospectus

USAA CALIFORNIA FUNDS
-------------------------------------------------------------------------------

              on which you would like to receive information followed by the pound sign (#) when asked for a fund code.

             ==============================================================
                [ARROW]   FUND                                NUMBER
                          California Bond Fund                  60
                          California Money Market Fund          61
             ==============================================================

              Additionally, you may find the most current price of your Fund's shares in the business section of your newspaper in the mutual fund section under the heading "USAA Group" and the appropriate NEWSPAPER SYMBOL. If you prefer to obtain this information from an online computer service, you can do so by using its TICKER SYMBOL.

             ==============================================================
                 [ARROW]     NEWSPAPER SYMBOL
                             California Bond Fund                CA Bd

                 [ARROW]     TICKER SYMBOL
                             California Bond Fund                USCBX
                             California Money Market Fund        UCAXX
             ==============================================================

FEES AND EXPENSES

              This summary shows what it will cost you, directly and indirectly, to invest in the Funds.

              SHAREHOLDER TRANSACTION EXPENSES -- DIRECT COSTS

              There are no fees or sales loads charged to your Fund account when you buy or sell Fund shares. However, if you sell shares and request your money by wire transfer, there is a $12 domestic wire fee and a $35 foreign wire fee. (Your bank may also charge a fee for wires.) IN ADDITION, IF YOU SELL OR EXCHANGE SHARES OF THE CALIFORNIA BOND FUND WITHIN FIVE BUSINESS DAYS OF PURCHASE, YOU MAY BE SUBJECT TO A SHORT-TERM TRADING FEE PAYABLE TO THE FUND OF UP TO 2% OF THE VALUE OF THE SHARES REDEEMED OR EXCHANGED. THE FUND CURRENTLY IS WAIV-

USAA California Funds - 10

-------------------------------------------------------------------------------

              ING THE FEE BUT MAY BEGIN TO CHARGE THE FEE AT ANY TIME WITHOUT PRIOR NOTICE TO SHAREHOLDERS.

              ANNUAL FUND OPERATING EXPENSES -- INDIRECT COSTS

              Fund expenses come out of the Funds' assets and are reflected in the Funds' share prices and dividends. "Other Expenses" include expenses such as custodian, administration and servicing, and transfer agent fees. The figures below show actual expenses, before reductions of any expenses paid indirectly, during the past fiscal year ended March 31, 2005, and are calculated as a percentage of average net assets.

                                                                  TOTAL ANNUAL
                        MANAGEMENT    DISTRIBUTION    OTHER        OPERATING
                          FEES        (12B-1) FEES   EXPENSES      EXPENSES
  =============================================================================
  California Bond Fund    .35%a         None          .22%           .57%b

  California Money
  Market Fund             .31%          None          .19%           .50%b

    a A performance fee adjustment increased the base management fee of 0.31% by 0.04% for the most recent fiscal year ended March 31, 2005. The performance adjustment is calculated by comparing the California Bond Fund's performance to that of the Lipper California Municipal Debt Funds Index.

    b Through arrangements with the Funds' custodian and other banks utilized by the Funds for cash management purposes, realized credits, if any, generated from cash balances in the Funds' bank accounts are used to reduce the Funds' expenses. Total Annual Operating Expenses of the Funds reflect total operating expenses of the Funds before reductions of any expenses paid indirectly. For the fiscal year ended March 31, 2005, the Funds' expenses paid indirectly did not affect (less than +/-0.01%) the expense ratio of the California Bond Fund or the California Money Market Fund.

             ==============================================================
              [ARROW] 12B-1 FEES SOME MUTUAL FUNDS CHARGE THESE FEES TO PAY FOR ADVERTISING AND OTHER COSTS OF SELLING FUND SHARES.
             ==============================================================

              EXAMPLE

              This example is intended to help you compare the cost of investing in one of the Funds with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming
              (1) a 5% annual return, (2) the Fund's operating expenses (before any fee offset arrange-

                                                                 11 - Prospectus

USAA CALIFORNIA FUNDS
-------------------------------------------------------------------------------

              ments) remain the same, and (3) you redeem all of your shares at the end of the periods shown.

                                         1 YEAR  3 YEARS  5 YEARS  10 YEARS
          ==================================================================
           California Bond Fund            $58     $183     $318     $714

           California Money Market Fund    $51     $160     $280     $628

FUND INVESTMENTS

              PRINCIPAL INVESTMENT STRATEGIES AND RISKS

              [ARROW] WHAT IS EACH FUND'S PRINCIPAL INVESTMENT STRATEGY?

              Each Fund's principal strategy is the investment of its assets in securities issued by the state of California, its political subdivisions and instrumentalities, and by other government entities if, in the opinion of counsel to the issuer, the interest from such obligations is excluded from gross income for federal income tax purposes and is exempt from California state income taxes.

              These securities include municipal debt obligations that have been issued by California and its political subdivisions and duly constituted state and local authorities and corporations. We refer to these securities as California tax-exempt securities.
              California tax-exempt securities are issued to fund public infrastructure projects such as streets and highways, schools, water and sewer systems, hospitals, and airports. They may also be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities.

              Because the projects benefit the public, Congress has granted an exemption from federal income tax for the interest income arising from these securities. Likewise, the California Legislature has granted an exemption from state personal income taxes for most California municipal securities.

              [ARROW] WHAT TYPES OF TAX-EXEMPT SECURITIES WILL BE INCLUDED IN EACH FUND'S PORTFOLIO?

              Each Fund's assets may be invested in, among other things, any of the following tax-exempt securities:

USAA California Funds - 12

-------------------------------------------------------------------------------

              * GENERAL OBLIGATION BONDS, which are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest;

              * REVENUE BONDS, which are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source, but not from the general taxing power;

              *    MUNICIPAL  LEASE   OBLIGATIONS,   which  are  backed  by  the
                   municipality's covenant to budget for the payments due under the lease obligation;

              * INDUSTRIAL DEVELOPMENT REVENUE BONDS, such as pollution control revenue bonds, which are issued by or on behalf of public authorities to obtain funds for privately operated facilities;

              * INVERSE FLOATING RATE SECURITIES (except the California Money Market Fund) whose coupons vary inversely with changes in short-term tax-exempt interest rates and thus are considered a leveraged investment in an underlying municipal bond; and

              * SYNTHETIC INSTRUMENTS, which combine a municipality's long-term obligation to pay interest and principal with the obligation of a third party to repurchase the instrument on short notice. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features, which have the effect of shortening the maturity of the securities.

              For a further description of these securities and other securities in which the Funds' assets may be invested, see ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENT POLICIES on page 48.

              As a temporary defensive measure because of market, economic, political, or other conditions, up to 100% of each Fund's assets may be invested in short-term securities regardless of whether the interest is exempt from federal income tax and California state taxes. To the extent that these temporary investments produce taxable income, that income may result in that Fund not fully achieving its investment objective during the time it is in this temporary defensive posture.

                                                                 13 - Prospectus

USAA CALIFORNIA FUNDS
-------------------------------------------------------------------------------

              [ARROW] WHAT ARE THE PRINCIPAL RISKS ASSOCIATED WITH INVESTING IN THESE FUNDS?

              The three principal risks associated with investing in these Funds are credit risk, interest rate risk, and management risk.

              CREDIT RISK. The securities in each Fund's portfolio are subject to credit risk. Credit risk is the possibility that an issuer of a fixed income security will fail to make timely payments of interest or principal. The Funds accept some credit risk as a recognized means to enhance investors' return. All securities varying from the highest quality to very speculative have some degree of credit risk. We attempt to minimize the Funds' overall credit risks by:

              * Investing in securities considered at least investment grade at the time of purchase. Nevertheless, even investment-grade securities are subject to some credit risk. In addition, the ratings of securities are the rating agencies' estimates of the credit quality of the securities. The ratings may not take into account every risk related to whether interest or principal will be repaid on a timely basis.

              * When evaluating potential investments for the Funds, our credit analysts also independently assess credit risk and its impact on the Funds' portfolios.

              * Diversifying the Funds' portfolio by investing in securities of a large number of unrelated issuers, which reduces a Fund's exposure to the risks of an investment in the securities of any one issuer or group of issuers. We invest in many securities with slightly different risk characteristics and across different economic sectors and geographic regions. If a random credit event should occur, such as a default, a Fund would suffer a much smaller loss than if the Fund were concentrated in relatively large holdings with highly correlated risks.

              Securities in the lowest investment grade ratings category have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to a weakened capability to make principal and interest payments on these securities than is the case for higher-rated securities.

USAA California Funds - 14

-------------------------------------------------------------------------------

              INTEREST RATE RISK. As mutual funds investing in bonds, the Funds are subject to the risk that the market value of the bonds will decline because of rising interest rates. Bond prices are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall and when interest rates fall, bond prices rise. The price volatility of a bond also depends on its maturity. Generally, the longer the maturity of a bond, the greater its sensitivity to interest rates. To compensate investors for this higher market risk, bonds with longer maturities generally offer higher yields than bonds with shorter maturities.

              MANAGEMENT RISK. These Funds are subject to management risk because each Fund is actively managed. There is no guarantee that the investment techniques and risk analyses used by the Funds' managers will produce the desired results.

              [ARROW] WHAT OTHER RISKS ARE ASSOCIATED WITH INVESTMENTS IN TAX-EXEMPT SECURITIES?

              Two  other  risks  that  are  applicable  to  certain   tax-exempt
              securities are call risk and structural risk.

              CALL RISK. Many municipal bonds may be "called," or redeemed, by the issuer before the stated maturity. During a period of declining interest rates, an issuer would call, or refinance, a higher-yielding bond for the same reason that a homeowner would refinance a home mortgage. Interest rates must drop sufficiently so that the savings more than offset the cost of refinancing.

              Intermediate- and long-term municipal bonds have the greatest call risk, because most municipal bonds may not be called until after ten years from the date of issue. The period of "call protection" may be longer or shorter than ten years, but regardless, bonds purchased closest to the date of issue will have the most call protection. Typically, bonds with original maturities of ten years or less are not callable.

              Although investors certainly appreciate the rise in bond prices when interest rates drop, falling interest rates create the environment necessary to "call" the higher-yielding bonds from your Fund. When bonds are called, the Fund is affected in several ways. Most likely, we must rein-

                                                                 15 - Prospectus

USAA CALIFORNIA FUNDS
-------------------------------------------------------------------------------

              vest the bond-call proceeds at lower interest rates. The Fund's income may drop as a result. The Fund may also realize a taxable capital gain.

              STRUCTURAL RISK. Some tax-exempt securities, referred to as "synthetic instruments," are created by combining a long-term municipal bond with a right to sell the instrument back to the remarketer or liquidity provider for repurchase on short notice, referred to as a "tender option." Usually, the tender option is backed by a letter of credit or similar guarantee from a bank. The guarantee, however, is typically conditional, which means that the bank is not required to pay under the guarantee if there is a default by the municipality or if certain other events occur. These types of instruments involve special risks, referred to as "structural risk." For example, because of the structure of a synthetic instrument, there is a risk that the instrument will lose its tax-exempt treatment or that we will not be able to exercise our tender option. We will not purchase a synthetic instrument unless counsel for the issuer has issued an opinion that the instrument is entitled to tax-exempt treatment. In addition, we will not purchase a synthetic instrument for the California Money Market Fund unless we believe there is only minimal risk that we will not be able to exercise our tender option at all times.

              [ARROW] WHAT PERCENTAGE OF EACH FUND'S ASSETS WILL BE INVESTED IN CALIFORNIA TAX-EXEMPT SECURITIES?

              During normal market conditions, at least 80% of each Fund's net assets will consist of California tax-exempt securities. This policy may only be changed by a shareholder vote.

              In addition to California tax-exempt securities, securities issued by certain U.S. territories and possessions such as Puerto Rico, the Virgin Islands, and Guam are exempt from federal and state personal income taxes; and as such, we may invest up to 20% of each Fund's net assets in these securities.

              [ARROW] ARE EACH FUND'S INVESTMENTS DIVERSIFIED IN MANY DIFFERENT ISSUERS?

              Each Fund is considered diversified under the federal securities laws. This means that we will not invest more than 5% in any one issuer with

USAA California Funds - 16

-------------------------------------------------------------------------------

              respect to 75% of each Fund's assets. With respect to the remaining 25% of each Fund's assets, we could invest more than 5% in any one, or more, issuers. Purchases of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities are not counted toward the 5% limitation. Each Fund, of course, is concentrated geographically through the purchase of California tax-exempt securities. For further discussion of diversification, see INVESTMENT POLICIES in the statement of additional information.

              With respect to the California Money Market Fund, strict SEC guidelines do not permit us to invest, with respect to 75% of the Fund's assets, greater than 10% of the Fund's assets in securities issued by or subject to guarantees by the same institution.

              We also may not invest more than 25% of a Fund's assets in securities issued in connection with the financing of projects with similar characteristics, such as toll road revenue bonds, housing revenue bonds, or electric power project revenue bonds, or in industrial development revenue bonds that are based, directly or indirectly, on the credit of private entities of any one industry. However, we reserve the right to invest more than 25% of a Fund's assets in tax-exempt industrial development revenue bonds. The 25% industry limitation does not apply to U.S. government securities, general obligation bonds, or bonds that are escrowed.

              [ARROW] WHAT ARE THE POTENTIAL RISKS ASSOCIATED WITH CONCENTRATING SUCH A LARGE PORTION OF EACH FUND'S ASSETS IN ONE STATE?

              The Funds are subject to credit and interest rate risks, as previously described, which could be magnified by the Funds' concentration in California issuers. California tax-exempt securities may be affected by political, economic, regulatory, or other developments that limit the ability of California issuers to pay interest or repay principal in a timely manner. Therefore, the Funds are affected by events within California to a much greater degree than a more diversified national fund.

              A particular development may not directly relate to the Funds' investments but nevertheless might depress the entire market for the state's tax-exempt securities and therefore adversely impact the Funds' valuation.

                                                                 17 - Prospectus

USAA CALIFORNIA FUNDS
-------------------------------------------------------------------------------

              An investment in the California Funds may be riskier than an investment in other types of tax-exempt funds because of this concentration.

              The following are examples of just some of the events that may depress valuations for California tax-exempt securities for an extended period of time:

              * Changes in state laws, including voter referendums, that restrict revenues or raise costs for issuers.

              * Court decisions that affect a category of municipal bonds, such as municipal lease obligations or electric utilities.

              *    Natural  disasters  such  as  floods,   storms,   hurricanes,
                   droughts, fires, or earthquakes.

              * Bankruptcy or financial distress of a prominent municipal issuer within the state.

              * Economic issues that affect critical industries or large employers or that weaken real estate prices.

              *    Reductions in federal or state financial aid.

              * Imbalance in the supply and demand for the state's municipal securities.

              * Developments that may change the tax treatment of California tax-exempt securities.

              In addition, because each Fund invests in securities backed by banks and other financial institutions, changes in the credit quality of these institutions could cause losses to a Fund and affect its share price.

              Other   considerations   affecting  the  Funds'   investments   in
              California tax-exempt securities are summarized in the statement of additional information under SPECIAL RISK CONSIDERATIONS.

              [ARROW] DO THE FUNDS PURCHASE BONDS GUARANTEED BY BOND INSURANCE?

              Yes. Some of the bonds we purchase for the Funds are secured by bond insurance that guarantees scheduled principal and interest payments. In addition, we may purchase bond insurance for individual uninsured secu-

USAA California Funds - 18

-------------------------------------------------------------------------------

              rities when we believe it will provide an anticipated benefit to the Funds. However, this insurance does not completely eliminate the risk of investing in the issuer.

              [ARROW] WILL ANY PORTION OF THE DISTRIBUTIONS FROM THE FUNDS BE SUBJECT TO FEDERAL INCOME TAX?

              During normal market conditions, at least 80% of each Fund's annual interest income (and, therefore, its net investment income dividends) will be excluded from a shareholder's gross income for federal income tax purposes and will be exempt from California state income taxes. This policy may be changed only by a shareholder vote. Furthermore, it is our practice to purchase only securities that pay interest exempt from federal income tax.

              However, gains and losses from trading securities that occur during the normal course of managing a Fund may result in capital gain distributions. The Internal Revenue Code treats these distributions differently than tax-exempt interest income in the following ways:

              * Distributions of the excess of net short-term capital gain over net long-term capital loss are taxable as ordinary income.

              * Distributions of net realized capital gain (the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gains, regardless of the length of time you have held your Fund shares.

              * Both short-term and long-term realized capital gains are taxable whether received in cash or reinvested in additional shares.

              [ARROW] WILL DISTRIBUTIONS BY THE FUNDS BE A TAX PREFERENCE ITEM FOR PURPOSES OF THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT)?

              During normal market conditions, at least 80% of each Fund's annual interest income (and, therefore, its net investment income dividends) will not be a tax preference item for purposes of the federal AMT. This policy may be changed only by a shareholder vote. Since their inception, the Funds have not distributed any income that is a tax preference item for purposes of the federal AMT, and we do not intend to invest in any secu-

                                                                 19 - Prospectus

USAA CALIFORNIA FUNDS
-------------------------------------------------------------------------------

              rities that earn any such income in the future. However, of course, changes in federal tax laws or other unforeseen circumstances could result in a Fund's earning interest income that is a tax preference item for purposes of the federal AMT.

              CALIFORNIA BOND FUND

              [ARROW] WHAT IS THE CREDIT QUALITY OF THE FUND'S INVESTMENTS?

              Under normal market conditions, we will invest the Fund's assets so that at least 50% of the total market value of the tax-exempt securities are rated within the three highest long-term rating categories (A or higher) by Moody's Investors Service (Moody's), Standard & Poor's Ratings Group (S&P), Fitch Ratings (Fitch), Dominion Bond Rating Service Limited (Dominion), or A.M. Best Co., Inc. (A.M. Best); or in the highest short-term rating category by Moody's, S&P, Fitch, Dominion, or A.M. Best. If the security is not rated by these rating agencies, we must determine that the security is of equivalent investment quality.

              In no event will we purchase a security for the Fund unless it is rated at least investment grade at the time of purchase.
              Investment-grade securities include securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, as well as securities rated or subject to a guarantee that is rated within the categories listed by at least one of the following rating agencies:

                                           LONG-TERM        SHORT-TERM RATING
                      AGENCY            DEBT SECURITIES      DEBT SECURITIES
                ==============================================================

                    Moody's             At least Baa 3      At least Prime-3
                                                            or MIG3

                    S&P                 At least BBB-       At least A-3 or SP-2

                    Fitch               At least BBB-       At least F3

                    Dominion            At least BBB low    At least R-2 low

                    A.M. Best           At least bbb        At least AMB-3

              If  unrated  by  these  agencies,   we  must  determine  that  the
              securities are of equivalent investment quality.

              On occasion, we may pay a rating agency to rate a particular security when we believe it will provide an anticipated benefit to the Fund.

USAA California Funds - 20

-------------------------------------------------------------------------------

              You will find a complete description of the above tax-exempt ratings in the Fund's statement of additional information.

              [ARROW] WHAT HAPPENS IF THE RATING OF A SECURITY IS DOWNGRADED BELOW INVESTMENT GRADE?

              We will determine whether it is in the best interest of the Fund's shareholders to continue to hold the security in the Fund's portfolio. If downgrades result in more than 5% of the Fund's net assets being invested in securities that are less than investment-grade quality, we will take immediate action to reduce the Fund's holdings in such securities to 5% or less of the Fund's net assets, unless otherwise directed by the Fund's Board of Directors.

              [ARROW] HOW ARE THE DECISIONS TO BUY AND SELL SECURITIES MADE?

              We manage tax-exempt funds based on the common sense premise that our investors value tax-exempt income over taxable capital gain distributions. When weighing the decision to buy or sell a security, we strive to balance the value of the tax-exempt income, the credit risk of the issuer, and the price volatility of the bond.

              [ARROW] WHAT IS THE FUND'S PORTFOLIO WEIGHTED AVERAGE MATURITY AND HOW IS IT CALCULATED?

              While the Fund's portfolio weighted average maturity is not restricted, we expect it to be greater than ten years. To determine a security's maturity for purposes of calculating the Fund's portfolio weighted average maturity, we may estimate the expected time in which the security's principal is to be paid. This can be substantially shorter than its stated final maturity. For more information on the method of calculating the Fund's portfolio weighted average maturity, see INVESTMENT POLICIES in the Fund's statement of additional information.

                                                                 21 - Prospectus

USAA CALIFORNIA FUNDS
-------------------------------------------------------------------------------

              CALIFORNIA MONEY MARKET FUND

              [ARROW] WHAT IS THE CREDIT QUALITY OF THE FUND'S INVESTMENTS AT THE TIME OF PURCHASE?

              The  Fund's   purchases   consist  of   securities   meeting   the
              requirements to qualify as "eligible securities" under the SEC rules applicable to money market funds. In general, an eligible security is defined as a security that is:

              *    Issued or guaranteed by the U.S.  government or any agency or
                   instrumentality   thereof,    including   "prerefunded"   and
                   "escrowed to maturity" tax-exempt securities;

              * Rated or subject to a guarantee that is rated in one of the two highest categories for short-term securities by at least two Nationally Recognized Statistical Rating Organizations (NRSROs), or by one NRSRO if the security is rated by only one NRSRO;

              * Unrated but issued by an issuer or guaranteed by a guarantor that has other comparable short-term debt obligations so rated; or

              *    Unrated but determined by us to be of comparable quality.

              In addition, we must consider whether a particular investment presents minimal credit risk in accordance with SEC guidelines applicable to money market funds.

              [ARROW] WHO ARE THE NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATIONS?

              Current NRSROs include:

              * Moody's Investors Service

              * Standard & Poor's Ratings Group

              * Fitch Ratings

              * Dominion Bond Rating Service Limited

              * A.M. Best Co., Inc.

USAA California Funds - 22

-------------------------------------------------------------------------------

              [ARROW] WHAT HAPPENS IF THE RATING OF A SECURITY IS DOWNGRADED?

              If the rating of a security is downgraded after purchase, we will determine whether it is in the best interest of the Fund's shareholders to continue to hold the security in the Fund's portfolio.

              [ARROW] WILL THE FUND ALWAYS MAINTAIN A NET ASSET VALUE OF $1 PER SHARE?

              While we will endeavor to maintain a constant Fund net asset value of $1 per share, there is no assurance that we will be able to do so. Remember, the shares are neither insured nor guaranteed by the U.S. government. As such, the Fund carries some risk.

              For example, there is always a risk that the issuer of a security held by the Fund will fail to pay interest or principal when due. We attempt to minimize this credit risk by investing only in securities rated in one of the two highest categories for short-term securities, or, if not rated, of comparable quality, at the time of purchase. Additionally, we will not purchase a security unless our analysts determine that the security presents minimal credit risk.

              There is also a risk that rising interest rates will cause the value of the Fund's securities to decline. We attempt to minimize this interest rate risk by limiting the remaining maturity of each security to 397 days or less and maintaining a DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY for the Fund of 90 days or less. The maturity of each security is calculated based upon SEC guidelines.

            ==================================================================
            [ARROW] DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY IS OBTAINED BY MULTIPLYING THE DOLLAR VALUE OF EACH INVESTMENT BY THE NUMBER OF DAYS LEFT TO ITS MATURITY, THEN ADDING THOSE FIGURES TOGETHER AND DIVIDING THEM BY THE DOLLAR VALUE OF THE FUND'S PORTFOLIO.
             =================================================================

              Finally, there is the possibility that one or more investments in the Fund cease to be "eligible securities" resulting in the net asset value ceasing to be $1 per share. For example, a guarantor on a security failing to meet a contractual obligation could cause such a result.

                                                                 23 - Prospectus

USAA CALIFORNIA FUNDS
-------------------------------------------------------------------------------

              [ARROW] HOW ARE THE DECISIONS TO BUY AND SELL SECURITIES MADE?

              We balance factors such as credit quality and maturity to purchase the best relative value available in the market at any given time. While rare, a decision to sell is usually based on a change in our credit opinion or to take advantage of an opportunity to reinvest at a higher yield.

              For additional information about investment policies and the types of securities in which the Funds' assets may be invested, see ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENT POLICIES on page 48.

FUND MANAGEMENT

              USAA Investment Management Company serves as the manager of these Funds. We are an affiliate of United Services Automobile Association (USAA), a large, diversified financial services institution. Our mailing address is P.O. Box 659453, San Antonio, Texas 78265-9825.

             ==============================================================
                 [ARROW]   TOTAL ASSETS UNDER MANAGEMENT BY
                           USAA INVESTMENT MANAGEMENT COMPANY
                           APPROXIMATELY $51 BILLION AS OF JUNE 30, 2005
             ==============================================================

              We provide investment management services to the Funds pursuant to an Advisory Agreement. Under this agreement, we are responsible for managing each Fund's portfolio (including placement of brokerage orders), subject to the authority of and supervision by the Funds' Board of Directors. Beginning with the semiannual report for the period ending September 30, 2005, a discussion regarding the basis of the Board of Directors' approval of each Fund's investment advisory contracts will be available in each Fund's semiannual report to shareholders.

              For our services, the Funds pay us an annual base investment management fee, which is accrued daily and paid monthly. The fee is computed as a percentage of the aggregate average net assets of the California Bond and California Money Market Funds combined and is equal on an annual basis to 0.50% of the first $50 million, 0.40% of that portion over $50 million but not over $100 million, and 0.30% for that portion over $100 million. These fees are allocated monthly on a proportional basis to each Fund based on average net assets.

USAA California Funds - 24

--------------------------------------------------------------------------------

              The investment management fee for the California Bond Fund is comprised of a base fee and a performance adjustment that will increase or decrease the base fee depending upon the performance of the Fund relative to the performance of the Lipper California Municipal Debt Funds Index. The base fee for the California Bond Fund is computed as referenced above.

              The performance adjustment is calculated monthly by comparing the California Bond Fund's performance to that of the Lipper Index over the performance period. The performance period for the California Bond Fund consists of the current month plus the previous 35 months.

              The annual performance adjustment rate is multiplied by the average net assets of the California Bond Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of over-performance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:

               OVER/UNDER PERFORMANCE            ANNUAL ADJUSTMENT RATE
                  RELATIVE TO INDEX        (IN BASIS POINTS AS A PERCENTAGE
                 (IN BASIS POINTS) 1       OF THE FUND'S AVERAGE NET ASSETS)
              ==============================================================
                   +/- 20 to 50                          +/- 4
                   +/- 51 to 100                         +/- 5
                   +/- 101 and greater                   +/- 6


 1 Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest basis point (.01%).

              Under the performance fee arrangement, the California Bond Fund will pay a positive performance fee adjustment for a performance period whenever the California Bond Fund outperforms the Lipper California Municipal Debt Funds Index over that period, even if the Fund had overall negative returns during the performance period. For the most recent fiscal year, the performance adjustment increased the base management fee for the California Bond Fund of 0.31% by 0.04%.

              In addition to providing investment management services, we also provide administration, shareholder servicing, and distribution services to

                                                                 25 - Prospectus

USAA CALIFORNIA FUNDS
-------------------------------------------------------------------------------

              the Funds. Our affiliate, USAA Shareholder Account Services, provides transfer agency services to the Funds.

              PORTFOLIO MANAGERS

              CALIFORNIA BOND FUND

              Robert R. Pariseau, CFA, vice president of Fixed Income Mutual Fund Portfolios, has managed the Fund since May 1995. He has 21 years of investment management experience working for us. Mr. Pariseau earned the Chartered Financial Analyst (CFA) designation in 1987 and is a member of the CFA Institute, the CFA Society of San Antonio, and the National Federation of Municipal Analysts. He holds an M.B.A. from Lindenwood College and a B.S. from the U.S. Naval Academy.

              CALIFORNIA MONEY MARKET FUND

              Regina G. Shafer, CFA, assistant vice president of Fixed Income Mutual Fund Portfolios, has managed the Fund since April 1999. She has ten years of investment management experience and has worked for us for 14 years. Ms. Shafer is a Certified Public Accountant and earned the Chartered Financial Analyst (CFA) designation in 1998. She is a member of the CFA Institute, the CFA Society of San Antonio, and the National Federation of Municipal Analysts. She holds an M.B.A. from the University of Texas at San Antonio and a B.B.A. from Southwest Texas State University.

              The  statement  of  additional   information  provides  additional
              information about the portfolio managers' compensation, other accounts managed, and ownership of Fund securities.

USING MUTUAL FUNDS IN AN
INVESTMENT PROGRAM

              THE IDEA BEHIND MUTUAL FUNDS

              Mutual funds provide advantages like professional management and diversification to all investors. Regardless of whether you are just starting out or have invested for years, your investment, large or small, buys you part of a diversified portfolio. That portfolio is managed by investment professionals, relieving you of the need to make individual stock

USAA California Funds - 26

-------------------------------------------------------------------------------

              or bond selections. You also enjoy conveniences, such as daily pricing, liquidity, and in the case of the USAA family of funds, no sales charge. The portfolio, because of its size, has lower transaction costs on its trades than most individuals would have. As a result, you own an investment that in earlier times would have been available only to the wealthiest people.

              USING FUNDS IN AN INVESTMENT PROGRAM

              In choosing a mutual fund as an investment vehicle, you are giving up some investment decisions, but must still make others. The decisions you don't have to make are those involved with choosing individual securities. We will perform that function. In addition, we will arrange for the safekeeping of securities, auditing the annual financial statements, and daily valuation of the Funds, as well as other functions.

              You, however, retain at least part of the responsibility for an equally important decision. This decision involves determining a portfolio of mutual funds that balances your investment goals with your tolerance for risk. It is likely that this decision may include the use of more than one fund of the USAA family of funds.

              EXCESSIVE SHORT-TERM TRADING

              The USAA family of funds generally is not intended as short-term investment vehicles (except for the money market funds, the USAA Short-Term Bond Fund, and the USAA Short-Term Fund). Some investors try to profit by using excessive short-term trading practices involving mutual fund shares, frequently referred to as "market timing."

              Excessive short-term trading activity can disrupt the efficient management of a fund and raise its transaction costs by forcing portfolio managers to first buy and then sell portfolio securities in response to a large investment by short-term traders. While there is no assurance that the USAA family of funds can deter all excessive and short-term trading, the Board of Directors/Trustees of the USAA family of funds has adopted the following policies for the USAA family of funds, except for the money market funds, the USAA Short-Term Bond Fund, and the USAA Short-Term Fund. These policies are designed to deter excessive short-term trading without needlessly penalizing BONA FIDE investors.

                                                                 27 - Prospectus

USAA CALIFORNIA FUNDS
-------------------------------------------------------------------------------

              To deter such trading activities, the USAA family of funds' policies and procedures include:

              * Each fund limits the number of permissible exchanges out of any fund in the USAA family of funds for each account to six per calendar year (except for the money market funds, the USAA Short-Term Bond Fund, and the USAA Short-Term Fund). For more detailed information on our exchange policy, see EXCHANGES on page 38.

              * Each fund reserves the right to reject any purchase order, including an exchange, that it regards as disruptive to the efficient management of the particular fund.

              * Each fund (except for the money market funds, the USAA Short-Term Bond Fund, and the USAA Short-Term Fund) is authorized to impose up to a 2% short-term trading fee on the value of fund shares redeemed within five business days of purchase. This fee will be deducted from an investor's redemption proceeds and will be paid directly to the affected fund. The California Bond Fund currently is waiving the fee but may begin charging the fee at any time without prior notice. For more information, see SHORT-TERM TRADING FEE on page 36.

              THE CALIFORNIA BOND FUND'S RIGHT TO REJECT PURCHASE AND EXCHANGE ORDERS AND LIMIT TRADING IN ACCOUNTS

              The USAA family of funds' main safeguard against excessive short-term trading is its right to reject purchase or exchange orders if in the best interest of the affected fund. In exercising this discretion to reject purchase and exchange orders, the California Bond Fund deems that certain excessive short-term trading activities are not in the best interest of the Fund because such activities can hamper the efficient management of a fund. Generally, persons who engage in an "in and out" transaction within a 30-day period will violate the USAA Funds' policy if they engage in another "in and out" transaction in the same fund within 90 days. The Fund also reserves the right to restrict future purchases if an investor is classified as engaged in other patterns of excessive short-term trading, including after one large disruptive purchase and redemption. Finally, the Fund reserves the right to reject any other purchase or exchange order in

USAA California Funds - 28

-------------------------------------------------------------------------------

              other situations that do not involve excessive short-term trading activities if in the best interest of the Fund.

              The   following   transactions   are  exempt  from  the  excessive
              short-term trading activity policies described above:

              * Transactions in the money market funds, USAA Short-Term Bond Fund, and USAA Short-Term Fund;

              * Purchases and sales pursuant to automatic investment or withdrawal plans; and

              * Other transactions that are not motivated by short-term trading considerations if they are approved by transfer agent management personnel and are not disruptive to the Fund.

              If a person is classified as engaged in excessive short-term trading, the remedy will depend upon the trading activities of the investor in the account and related accounts and its disruptive effect, and can include warnings to cease such activity and/or restrictions or termination of trading privileges in a particular fund or all funds in the USAA family of funds.

              The USAA family of funds relies on its transfer agent to review trading activity for excessive short-term trading. There can be no assurance, however, that our monitoring activities will successfully detect or prevent all excessive short-term trading.

              Some investors purchase USAA fund shares through financial intermediaries that establish omnibus accounts to invest in the USAA Funds for their clients and submit net orders to purchase or redeem shares after combining client orders. Currently, such intermediaries are not required to provide the Fund with underlying trading information for their clients. The USAA family of funds reviews net activity in these omnibus accounts based on the information available to it from the intermediary and looks for activity that indicates potential excessive short-term trading activity. If we detect suspicious trading activity, we work with the intermediary to identify accounts engaged in excessive short-term trading activity. Investors engaging in excessive short-term trading through these omnibus accounts also can be warned or have their trading privileges restricted or terminated. Because the USAA family of funds does not receive underlying trade data, it must rely on the cooperation of

                                                                 29 - Prospectus

USAA CALIFORNIA FUNDS
-------------------------------------------------------------------------------

              the intermediary to provide information on the trading activity of its clients and restrict or limit excessive short-term traders.

HOW TO INVEST

              OPENING AN ACCOUNT

              You may open an account and make an investment on the Internet, by mail, bank wire, or phone as described below. You should return a complete, signed application to open your initial account. However, after you open your initial account with us, you will not need to fill out another application to invest in another fund of the USAA family of funds unless the registration is different or we need further information to verify your identity.

              As required by federal law, we must obtain certain information from you prior to opening an account. If we are unable to verify your identity, we may refuse to open your account or we may open your account and take certain actions without prior notice to you including restricting account transactions pending verification of your identity. If we subsequently are unable to verify your identity, we may close your account and return to you the value of your shares at the next calculated NAV.

              TO PURCHASE SHARES THROUGH YOUR USAA BROKERAGE ACCOUNT, PLEASE CONTACT USAA BROKERAGE SERVICES DIRECTLY. THESE SHARES WILL BECOME PART OF YOUR USAA BROKERAGE ACCOUNT AND WILL BE SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT. ADDITIONAL FEES MAY ALSO APPLY.

              If your Fund shares are purchased, exchanged, or redeemed through a retirement account or an investment professional, the policies and procedures on these purchases, exchanges, or redemptions may vary. Additional fees may also apply to your investment in the Funds, including a transaction fee, if you buy or sell shares of the Funds through a broker or other investment professional. For more information on these fees, check with your investment professional.

USAA California Funds - 30

-------------------------------------------------------------------------------

              TAX ID NUMBER

              Each shareholder named on the account must provide a Social Security number or other taxpayer identification number to avoid possible tax withholding required by the Internal Revenue Code. See TAXES on page 42 for additional tax information.

              EFFECTIVE DATE

              When you make a purchase, your purchase price will be the NAV per share next determined after we receive your request in proper form (E.G., complete, signed application and payment). Each Fund's NAV is determined as of the close of the regular trading session (generally 4 p.m. Eastern Time) of the New York Stock Exchange
              (NYSE) each day it is open. If we receive your request and payment prior to that time, your purchase price will be the NAV per share determined for that day. If we receive your request or payment after that time, the purchase will be effective on the next business day.

              The Fund or the Fund's transfer agent may enter into agreements with third parties (Servicing Agents), which hold Fund shares in omnibus accounts for their customers, under which the Servicing Agents are authorized to receive orders for Fund shares on the Fund's behalf. Under these arrangements, the Fund will be deemed to have received an order when an authorized Servicing Agent receives the order. Accordingly, customer orders will be priced at the Fund's NAV next computed after they are received by an authorized Servicing Agent even though the orders may be transmitted to the Fund by the Servicing Agent after the time the Fund calculates its NAV.

              The Fund or the Fund's transfer agent also may enter into agreements whereby orders may be executed at the NAV next calculated after receipt of the order by the Fund, with payment for the order being made on the next business day.

              If you plan to purchase Fund shares with a check, money order, traveler's check, or other similar instrument, the instrument must be written in U.S. dollars and drawn on a U.S. bank. We do not accept the following foreign instruments: checks, money orders, traveler's checks, or other similar instruments. In addition, we do not accept cash or coins.

                                                                 31 - Prospectus

USAA CALIFORNIA FUNDS
-------------------------------------------------------------------------------

              MINIMUM INVESTMENTS

              INITIAL PURCHASE

              *    $3,000

              ADDITIONAL PURCHASES

              * $50 minimum per transaction, per account (except on transfers from brokerage accounts into the California Money Market Fund, which are exempt from the minimum). Employees of USAA and its affiliated companies may add to an account through payroll deduction for as little as $25 per pay period with a $3,000 initial investment.

                   There are no minimum initial or subsequent purchase payment amounts for investments in the Funds through USAA Strategic Fund Adviser(R) or USAA College Savings PlanSM. In addition, the Fund may waive or lower purchase minimums in other circumstances.

              HOW TO PURCHASE BY . . .

              INTERNET ACCESS - USAA.COM

              * You can use your personal computer to perform certain mutual fund transactions by accessing our Web site. To establish access to your account, call 800-759-8722 to obtain a personal identification number (PIN) or log on to USAA.COM and click on "register now." Once you have established Internet access, you will be able to open and fund a new mutual fund account, exchange to another fund in the USAA family of funds, make redemptions, review account activity, check balances, and more.

              MAIL

              *    To open an account, send your application and check to:

                           REGULAR MAIL:
                           USAA Investment Management Company
                           P.O. Box 659453
                           San Antonio, TX 78265-9825

USAA California Funds - 32

-------------------------------------------------------------------------------

                           REGISTERED OR EXPRESS MAIL:
                           USAA Investment Management Company
                           9800 Fredericksburg Road
                           San Antonio, TX 78240

              * To add to your account, send your check and the appropriate deposit stub in the business reply envelope that accompanies your Fund's transaction confirmation to:

                           REGULAR MAIL:
                           USAA Investment Management Company
                           P.O. Box 659453
                           San Antonio, TX 78265-9825

                           REGISTERED OR EXPRESS MAIL:
                           USAA Investment Management Company
                           9800 Fredericksburg Road
                           San Antonio, TX 78240

              BANK WIRE

              * To open or add to your account, call 800-531-8448 or visit our Web site at USAA.COM for instructions before wiring funds. This helps to ensure that your account will be credited promptly and correctly.

              ELECTRONIC FUNDS TRANSFER (EFT)

              * Additional purchases on a regular basis can be deducted from a bank account, paycheck, income-producing investment, or USAA money market fund account. Sign up for these services when opening an account or call 800-531-8448 to add these services.

              PHONE 800-531-8448 (IN SAN ANTONIO, 456-7202)

              *    If you  would  like  to open a new  account  or  exchange  to
                   another   fund  in  the  USAA  family  of  funds,   call  for
                   instructions.

              USAA TOUCHLINE(R) 800-531-8777 (IN SAN ANTONIO, 498-8777)

              * In addition to obtaining account balance information, last transactions, current fund prices, and return information for your Fund, you can use USAA TouchLine(R) from any touch-tone phone to access your


                                                                 33 - Prospectus

USAA CALIFORNIA FUNDS
-------------------------------------------------------------------------------

                   Fund account to make selected purchases, exchange to another fund in the USAA family of funds, or make redemptions. This service is available with an Electronic Services Agreement
                   (ESA) and EFT Buy/Sell authorization on file.

              USAA BROKERAGE SERVICES 800-531-8343 (IN SAN ANTONIO, 456-7214)

              * To purchase new and additional shares in your USAA brokerage account, call USAA Brokerage Services for instructions. Any purchase request received in good order prior to the close of the NYSE (generally 4 p.m. Eastern Time) will receive the NAV per share determined for that day, subject to the policies and procedures of your USAA brokerage account.

HOW TO REDEEM

              You may redeem Fund shares by any of the methods described below on any day the NAV per share is calculated. Redemptions are effective on the day instructions are received in a manner as described below. However, if instructions are received after the close of the NYSE (generally 4 p.m. Eastern Time), your redemption will be effective on the next business day.

              We will send you your money within seven days after the effective date of redemption. Payment for redemption of shares purchased by EFT or check is sent after the EFT or check has cleared, which could take up to ten days from the purchase date. If you are considering redeeming shares soon after purchase, you should purchase by bank wire or certified check to avoid delay. For federal income tax purposes, a redemption is a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares originally purchased and the price of the shares received upon redemption.

              IF YOUR SHARES ARE HELD IN YOUR USAA BROKERAGE ACCOUNT WITH USAA BROKERAGE SERVICES, PLEASE CONTACT USAA BROKERAGE SERVICES FOR REDEMPTION INSTRUCTIONS. THESE SHARES ARE PART OF YOUR USAA BROKERAGE ACCOUNT, AND ANY REDEMPTION REQUEST RECEIVED IN GOOD ORDER PRIOR TO THE CLOSE OF THE NYSE (GENERALLY

USAA California Funds - 34

-------------------------------------------------------------------------------

              4 P.M. EASTERN TIME) WILL RECEIVE THE NAV PER SHARE DETERMINED FOR THAT DAY, SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT.

              In addition, the Funds may elect to suspend the redemption of shares or postpone the date of payment in limited circumstances (E.G., if the NYSE is closed or when permitted by order of the SEC).

              HOW TO REDEEM BY . . .

              INTERNET, MAIL, FAX, TELEGRAM, TELEPHONE, OR TOUCHLINE(R)

              *    Access USAA.COM.

              *    Send your written instructions to:

                           REGULAR MAIL:
                           USAA Investment Management Company
                           P.O. Box 659453
                           San Antonio, TX 78265-9825

                           REGISTERED OR EXPRESS MAIL:
                           USAA Investment Management Company
                           9800 Fredericksburg Road
                           San Antonio, TX 78240

              * Send a signed fax to 800-292-8177, or send a telegram to USAA Shareholder Account Services.

              * Call toll free 800-531-8448 (in San Antonio, 456-7202) to speak with a member service representative.

              * Call toll free 800-531-8777 (in San Antonio, 498-8777) to access our 24-hour USAA TouchLine(R) service.

              Telephone redemption privileges are automatically established when you complete your application. Each Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. Before any discussion regarding your account, the following information is obtained: (1) USAA number and/or account number, (2) the name(s) on the account registration, and (3) Social Security/other taxpayer

                                                                 35 - Prospectus

USAA CALIFORNIA FUNDS
-------------------------------------------------------------------------------

              identification number or date of birth of the registered account owner(s) for the account registration. Additionally, all telephone communications with you are recorded, and confirmations of account transactions are sent to the address of record. If you were issued stock certificates for your shares, redemption by telephone, fax, telegram, or Internet is not available until these certificates are deposited with the Fund's transfer agent.

              CHECKWRITING

              * Checks can be issued for the California Money Market Fund account. Return a signed signature card, which accompanies your application, or request a signature card separately and return it to:

                           USAA Shareholder Account Services
                           P.O. Box 659453
                           San Antonio, TX 78265-9825

              You will not be charged for the use of checks or any subsequent reorders. You may write checks in the amount of $250 or more. CHECKS WRITTEN FOR LESS THAN $250 WILL BE RETURNED UNPAID. Because the value of your account changes daily as dividends accrue, you may not write a check to close your account.

              USAA BROKERAGE SERVICES

              * Call toll free 800-531-8343 (in San Antonio, 456-7214) to speak with a member service representative.

IMPORTANT INFORMATION ABOUT PURCHASES
AND REDEMPTIONS

              SHORT-TERM TRADING FEE

              Because the California Bond Fund can experience price fluctuations, it is intended for long-term investors. It is not designed for short-term investors whose purchases and redemptions can unnecessarily disrupt the efficient management of the Fund and its investment strategy and increase the Fund's transaction costs. For these reasons, the Fund is authorized to charge up to a 2% short-term trading fee on the value of redemptions and exchanges of fund shares done within five business days of purchase. This fee will be deducted from an investor's redemption proceeds

USAA California Funds - 36

-------------------------------------------------------------------------------

              and paid directly to the Fund to help reduce transaction costs. The Fund currently is waiving the fee altogether but reserves the right to begin charging the fee at any time without prior notice to shareholders.

              Currently, financial intermediaries that establish omnibus accounts to invest in the Fund are not required to impose redemption fees on their underlying clients or submit to the Fund trading information for their clients. Once the Fund begins charging the redemption fee, it could be limited in imposing this fee on shareholders purchasing shares through intermediaries based on cooperation of the intermediary and the capabilities of its information systems.

              Once the Fund begins charging the fee, the Fund will waive the imposition of this fee for redemptions done for financial emergencies outside of the control of the investor (E.G., for members who receive deployment orders), upon written request of an investor.

              ACCOUNT BALANCE

              USAA Shareholder Account Services, the Funds' transfer agent, may assess annually a small balance account fee of $12 to each shareholder account with a balance of less than $2,000 at the time of assessment. Accounts exempt from the fee include: (1) any account regularly purchasing additional shares each month through an automatic investment plan; (2) any account registered under the Uniform Gifts/Transfers to Minors Act (UGMA/UTMA); (3) all (non-IRA) money market fund accounts; and (4) any account whose registered owner has an aggregate balance of$50,000 or more invested in USAA mutual funds.

              FUND RIGHTS

              Each Fund reserves the right to:

              * Reject or restrict purchase or exchange orders when in the best interest of the Fund;

              * Limit or discontinue the offering of shares of the Fund without notice to the shareholders;

              * Calculate the NAV per share on a business day that the NYSE is closed;

                                                                 37 - Prospectus

USAA CALIFORNIA FUNDS
-------------------------------------------------------------------------------

              * Require a signature guarantee for transactions or changes in account information in those instances where the appropriateness of a signature authorization is in question (the statement of additional information contains information on acceptable guarantors);

              * Redeem an account with less than 50 full shares, with certain limitations; and

              *    Restrict  or   liquidate   an  account   when   necessary  or
                   appropriate to comply with federal law.

EXCHANGES

              EXCHANGE PRIVILEGE

              The exchange privilege is automatic when you complete your application. You may exchange shares among funds in the USAA family of funds, provided you do not hold these shares in stock certificate form and the shares to be acquired are offered in your state of residence. Only California residents may exchange into a California Fund.

              Exchanges made through USAA TouchLine(R) and the Internet require an Electronic Services Agreement (ESA) on file. After we receive the exchange orders, the Funds' transfer agent will simultaneously process exchange redemptions and purchases at the share prices next determined. The investment minimums applicable to share
              purchases  also  apply  to  exchanges.   For  federal  income  tax
              purposes, an exchange between funds is a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares originally purchased and the price of the shares received upon exchange.

              IF YOUR SHARES ARE HELD IN YOUR USAA BROKERAGE ACCOUNT WITH USAA BROKERAGE SERVICES, PLEASE CONTACT USAA BROKERAGE SERVICES REGARDING EXCHANGE POLICIES. THESE SHARES WILL BECOME PART OF YOUR USAA BROKERAGE ACCOUNT, AND ANY EXCHANGE REQUEST RECEIVED IN GOOD ORDER PRIOR TO THE CLOSE OF THE NYSE (GENERALLY 4 P.M. EASTERN
              TIME) WILL RECEIVE THE NAV PER SHARE DETERMINED FOR THAT DAY, SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT.

USAA California Funds - 38

-------------------------------------------------------------------------------

              The Funds have undertaken certain procedures regarding telephone transactions as described on page 35.

              EXCHANGE LIMITATIONS

              To minimize fund costs and to protect the California Bond Fund and its shareholders from unfair expense burdens, the Fund restricts excessive exchanges. The limit on exchanges out of any fund in the USAA family of funds for each account is six per calendar year (except there is no limitation on exchanges out of the USAA Short-Term Fund, the USAA Short-Term Bond Fund, or any of the money market funds in the USAA family of funds). However, each fund reserves the right to reject a shareholder's purchase or exchange orders into a fund at any time when in the best interest of the fund. The California Bond Fund may still restrict an investor's account from further purchases or exchanges even if the investor has complied with the exchange policy if the investor is engaged in excessive short-term trading. See THE CALIFORNIA BOND FUND'S RIGHT TO REJECT PURCHASE AND EXCHANGE ORDERS AND LIMIT TRADING IN ACCOUNTS on page 28.

              For purposes of this policy, all exchanges from the California Bond Fund on a trading day are counted only as one exchange. The following transactions are not counted as exchanges for purposes of this policy:

              *    Transactions   done  under   automatic   purchase  plans  and
                   systematic withdrawal plans;

              * Transactions done to meet minimum distribution requirements from retirement accounts; and

              *    Transactions   done   to   effect   an  IRA   conversion   or
                   redistribution to a different retirement account.

              In addition, each fund reserves the right to terminate or change the terms of an exchange offer.

                                                                 39 - Prospectus

USAA CALIFORNIA FUNDS
-------------------------------------------------------------------------------

SHAREHOLDER INFORMATION

              SHARE PRICE CALCULATION

              The price at which you purchase and redeem Fund shares is equal to the NET ASSET VALUE (NAV) PER SHARE determined on the effective date of the purchase or redemption. You may buy and sell Fund shares at the NAV per share without a sales charge. Each Fund's NAV per share is calculated as of the close of the NYSE (generally 4 p.m. Eastern Time) each day that the NYSE is open for regular trading. The NYSE is closed on most national holidays and Good Friday.

                ===============================================================
                                            TOTAL ASSETS - TOTAL LIABILITIES
                                           -----------------------------------
                [ARROW]  NAV PER SHARE  =            NUMBER OF SHARES
                                                       OUTSTANDING
                ===============================================================

              VALUATION OF SECURITIES

              Securities of the California Bond Fund are generally traded in the over-the-counter market and are valued each business day by a pricing service (the Service) approved by the Fund's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices those securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers in securities; and general market conditions. In addition, securities purchased with maturities of 60 days or less and all securities of the California Money Market Fund are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

              Investments in open-end investment companies are valued at their net asset value at the end of each business day. Futures contracts are valued at the last quoted sales price.

              Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by

USAA California Funds - 40

-------------------------------------------------------------------------------

              events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith by us at fair value using valuation procedures approved by the Fund's Board of Directors. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause a Fund's NAV to be more reliable than it otherwise would be.

              Fair value methods used by the California Bond Fund include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotations systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influences the market in which the securities are purchased and sold.

              For additional information on how securities are valued, see VALUATION OF SECURITIES in the Funds' statement of additional information.

              DIVIDENDS AND OTHER DISTRIBUTIONS

              Distributions from each Fund's net investment income are declared daily and paid on the last business day of each month. Dividends begin accruing on shares the day following their purchase date and continue to accrue to the effective date of redemption. Ordinarily, any realized capital gain distributions will be paid in December of each year. The Funds may make additional distributions to shareholders when considered appropriate or necessary. For example, a Fund could make an additional distribution to avoid the imposition of any federal income or excise tax.

              We will automatically reinvest all NET INVESTMENT INCOME DIVIDENDS and REALIZED CAPITAL GAIN DISTRIBUTIONS in additional shares of the distributing Fund unless you instruct us differently. The share price will be the NAV of the Fund shares computed on the ex-distribution date. Any realized capital gain distributions made by the California Bond Fund will reduce the NAV per share by the amount of the distribution on the ex-distribution date. You should consider carefully the effects of purchasing shares of the California Bond Fund shortly before any realized capital

                                                                 41 - Prospectus

USAA CALIFORNIA FUNDS
-------------------------------------------------------------------------------

              gain distribution. Some or all of these distributions are subject to taxes. If you become a resident of a state other than California, we will mail a check for proceeds of income dividends to you monthly.

              ===============================================================
               [ARROW] NET INVESTMENT INCOME DIVIDENDS PAYMENTS TO SHAREHOLDERS OF INCOME FROM DIVIDENDS AND
                          INTEREST GENERATED BY A FUND'S INVESTMENTS.

               [ARROW] REALIZED CAPITAL GAIN DISTRIBUTIONS PAYMENTS TO SHAREHOLDERS OF GAINS REALIZED ON SECURITIES
                          THAT A FUND HAS SOLD AT A PROFIT, MINUS ANY
                          REALIZED LOSSES.
              ===============================================================

              We will invest in your account any dividend or other distribution payment returned to us at the then-current NAV per share. Dividend and other distribution checks become void six months from the date on the check. The amount of the voided check will be invested in your account at the then-current NAV per share.

              TAXES

              The following tax information is quite general and refers to the federal income tax law in effect as of the date of this prospectus. While we manage the Funds so that at least 80% of each Fund's annual interest income will be exempt from federal and state income taxes, we may invest up to 20% of each Fund's assets in securities that generate income not exempt from those taxes. The interest income exemption for federal income tax purposes does not necessarily mean that the income is exempt under the income or other tax laws of any state or local taxing authority. A Fund's interest income also may be a tax preference item for purposes of the AMT. As discussed earlier on page 19, net capital gain distributed by or reinvested in a Fund will be taxable. In addition, gains, if any, on the redemption of a Fund's shares are taxable. A 15% maximum federal income tax rate will apply (1) through 2008 to the gain on an individual shareholder's redemption of Fund shares held for more than a year and (2) to a Fund's distributions to individual shareholders of net capital gain it recognizes on sales or exchanges through March 31, 2009, of capital assets it holds for more than one year. Although that rate also applies to certain taxable dividends, it is not expected that any Fund's income

USAA California Funds - 42

-------------------------------------------------------------------------------

              dividends will qualify for that rate. Because each investor's tax circumstances are unique and because the tax laws are subject to change, we recommend that you consult your tax adviser about your investment.

              WITHHOLDING

              Federal law requires each Fund to withhold and remit to the U.S. Treasury 28% of (1) taxable net investment income dividends, realized capital gain distributions, and proceeds of redemptions (other than redemptions of California Money Market Fund shares) otherwise payable to any non-corporate shareholder who fails to furnish the Fund with a correct taxpayer identification number (together with the withholding described in the next clause, "backup withholding") and (2) those dividends and distributions otherwise payable to any such shareholder who:

              *  Underreports dividend or interest income or

              * Fails to certify that he or she is not subject to backup withholding.

              To avoid this withholding requirement, you must certify, on your application or on a separate IRS Form W-9 supplied by the Fund's transfer agent, that your taxpayer identification number is correct and you are not currently subject to backup withholding.

              REPORTING

              Each Fund will report information to you annually concerning the tax status of dividends and other distributions for federal income tax purposes, including the portion of the dividends constituting a tax preference item for purposes of the federal AMT and the percentage and source (by state) of interest income earned on tax-exempt securities held by that Fund during the preceding year.

              CALIFORNIA TAXATION

              The following is only a summary of some of the important California personal income tax considerations generally affecting the Funds and their shareholders. This discussion is not intended as a substitute for careful planning. As a potential investor in the Funds, you should consult your tax adviser with specific reference to your own tax situations.

                                                                 43 - Prospectus

USAA CALIFORNIA FUNDS
-------------------------------------------------------------------------------

              California law relating to the taxation of regulated investment companies was generally conformed to federal law effective January 1, 2001. Any portion of the dividends paid by the Funds and derived from interest on obligations that pay interest (when such obligations are held by an individual) which is excludable from California personal income under California or federal law including obligations of certain territories and possessions of the United States such as Puerto Rico, the Virgin Islands, and Guam (Tax-Exempt Obligations) will be exempt from California personal income tax (although not from the California franchise tax) if, as of the close of each quarter, at least 50% of the value of each Fund's assets consists of Tax-Exempt Obligations and the Funds designate the Tax-Exempt Obligations as exempt-interest dividends in a written notice mailed to the shareholders not later than 60 days after the close of the taxable year. To the extent a portion of the dividends is derived from interest on debt obligations other than those described directly above, such portion will be subject to the California personal income tax (including, the alternative minimum tax) and corporate income tax even though it may be excludable from gross income for federal income tax purposes. In addition, distributions of short-term capital gains realized by the Funds will be taxable to the shareholders as ordinary income. If shares of the Funds that are sold at a loss have been held six months or less, the loss will be disallowed to the extent of any exempt-interest dividends received on such shares.

              With respect to non-corporate shareholders, California does not treat tax-exempt interest as a tax preference item for purposes of its alternative minimum tax. Corporations subject to the California franchise tax that invest in the Funds will not be entitled to exclude California exempt-interest dividends from gross income for franchise tax purposes. Interest on indebtedness incurred to purchase or carry shares of an investment company paying exempt-interest dividends, such as the Funds, will not be deductible by the shareholder for California personal income tax purposes.

USAA California - 44

-------------------------------------------------------------------------------

              SHAREHOLDER MAILINGS

              HOUSEHOLDING

              Through our ongoing efforts to help reduce Fund expenses, each household will receive a single copy of the Funds' most recent financial reports and prospectus even if you or a family member own more than one account in the Funds. For many of you, this eliminates duplicate copies and saves paper and postage costs to the Funds. However, if you would like to receive individual copies, please call us and we will begin your individual delivery within 30 days of your request.

              ELECTRONIC DELIVERY

              Log  on to  USAA.COM  and  sign  up to  receive  your  statements,
              confirmations,   financial  reports,   and  prospectuses  via  the
              Internet instead of through the mail.

FINANCIAL HIGHLIGHTS

              The following financial highlights tables are intended to help you understand each Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all net investment income and realized capital gain distributions).

              The information for the fiscal years ended March 31, 2005, 2004, and 2003, has been audited by Ernst & Young LLP, whose report, along with the Funds' financial statements, are included in the annual report, which is available upon request. The information relating to the Funds prior to fiscal year 2003 was audited by another independent registered public accounting firm.

                                                                 45 - Prospectus

USAA CALIFORNIA FUNDS
-------------------------------------------------------------------------------

CALIFORNIA BOND FUND

                                           YEAR ENDED MARCH 31,
                          =====================================================
                             2005      2004       2003       2002       2001
                          =====================================================
Net asset value at
  beginning of period     $  11.31   $  11.25   $  10.73   $  11.03   $  10.38
                          -----------------------------------------------------
Income (loss) from
  investment operations:
    Net investment income      .49        .49        .51        .53        .56
    Net realized and
      unrealized gain (loss)  (.15)       .12        .52       (.30)       .65
                          -----------------------------------------------------
Total from investment
  operations                   .34        .61       1.03        .23       1.21
                          -----------------------------------------------------
Less distributions:
  From net investment income  (.49)      (.49)      (.51)      (.53)      (.56)
  From realized capital gains (.04)      (.06)        -         -           -
                          -----------------------------------------------------
Total distributions           (.53)      (.55)      (.51)      (.53)      (.56)
                          -----------------------------------------------------
Net asset value
  at end of period        $  11.12   $  11.31   $  11.25   $  10.73   $  11.03
                          =====================================================
Total return (%)*             3.07       5.54       9.74       2.20      12.05

Net assets at end of
  period (000)            $669,171   $674,807   $700,665   $660,937   $663,237

Ratio of expenses to
  average net assets
  (%)**(a)                     .57        .58        .54        .49        .39

Ratio of net investment
  income to average
  net assets (%)**            4.38       4.36       4.58       4.84       5.31

Portfolio turnover (%)       13.61      20.71      25.61      38.84      33.06

* Assumes reinvestment of all net investment income and realized capital distributions during the period.

**  For the year ended March 31, 2005, average net assets were $659,121,000.

(a) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                              (.00%)(+)  (.00%)(+)  (.00%)(+)  (.02%)     -

    (+) Represents less than 0.01% of average net assets.

USAA California Funds - 46

-------------------------------------------------------------------------------

CALIFORNIA MONEY MARKET FUND

                                            YEAR ENDED MARCH 31,
                          =====================================================
                            2005      2004       2003        2002       2001
                          =====================================================
Net asset value at
  beginning of period     $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                          -----------------------------------------------------
Income from investment
  operations:
    Net investment income      .01        .01        .01        .02        .03
    Net realized and
      unrealized gain (loss)    -         .00(b)      -          -         -
                          -----------------------------------------------------
Total from investment
  operations                   .01        .01        .01        .02        .03
                          -----------------------------------------------------
Less distributions:
  From net investment
    income                    (.01)      (.01)      (.01)      (.02)      (.03)
                          -----------------------------------------------------
Net asset value
  at end of period        $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
                          =====================================================
Total return (%)*              .99        .64       1.13       2.03       3.32

Net assets at end of
  period (000)            $459,510   $466,287   $482,585   $487,791   $445,247

Ratio of expenses to
  average net assets
  (%)**(a)                     .50        .50        .50        .48        .42

Ratio of net investment
  income to average
  net assets (%)**             .99        .64       1.12       1.98       3.26

* Assumes reinvestment of all net investment income distributions during the period.

**   For the year ended March 31, 2005, average net assets were $446,369,000.

(a) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly did not affect the Fund's expense ratios.

(b)  Represents less than $0.01 per share.

                                                                 47 - Prospectus

USAA CALIFORNIA FUNDS
-------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT
THE FUNDS' INVESTMENT POLICIES

              THE FOLLOWING ARE DESCRIPTIONS OF CERTAIN INVESTMENT POLICIES OF THE CALIFORNIA FUNDS AND TYPES OF SECURITIES IN WHICH THE FUNDS' ASSETS MAY BE INVESTED:

              ADJUSTABLE-RATE SECURITIES

              Each Fund's assets may be invested in adjustable-rate securities. Similar to variable-rate demand notes, the interest rate on such securities is adjusted periodically to reflect current market conditions. Generally, the security's yield is based on a U.S. dollar-based interest rate benchmark such as the London Interbank Offered Rate (LIBOR) or the BMA Municipal Swap Index Yield (BMA). These interest rates are adjusted at a given time, such as weekly or monthly or upon change in the interest rate benchmark. The yields are closely correlated to changes in money market interest rates. However, these securities do not offer the right to sell the security at face value prior to maturity.

              FUTURES

              Under certain circumstances, the California Bond Fund may buy and sell certain types of futures contracts. Futures contracts are publicly traded contracts to buy or sell an underlying asset or group of assets, such as a treasury bond or an index of securities, at a future time at a specified price. For more information on futures, see the statement of additional information.

              ILLIQUID SECURITIES

              Up to 15% of the California Bond Fund's net assets and up to 10% of the California Money Market Fund's net assets may be invested in securities that are illiquid. Illiquid securities are those securities which cannot be disposed of in the ordinary course of business, seven days or less, at approximately the same value at which the Fund has valued the securities.

              Lease obligations and certain put bonds subject to restrictions on transfer may be determined to be liquid in accordance with the guidelines established by the Funds' Board of Directors.

USAA California Funds - 48

-------------------------------------------------------------------------------

              In determining the liquidity of a lease obligation, we will consider: (1) the frequency of trades and quotes for the lease obligation; (2) the number of dealers willing to purchase or sell the lease obligation and the number of other potential purchasers;
              (3) dealer  undertakings to make a market in the lease obligation;
              (4) the nature of the marketplace trades, including the time needed to dispose of the lease obligation, the method of soliciting offers, and the mechanics of transfer; (5) whether the lease obligation is of a size that will be attractive to institutional investors; (6) whether the lease obligation contains a non-appropriation clause and the likelihood that the obligor will fail to make an appropriation therefor; and (7) such other factors as we may determine to be relevant to such determination.

              In determining the liquidity of put bonds with restrictions on transfer, we will evaluate the credit quality of the party providing the put or demand feature.

              INVERSE FLOATING RATE SECURITIES

              Up to 10% of the California Bond Fund's net assets may be invested in municipal securities whose coupons vary inversely with changes in short-term tax-exempt interest rates and thus are considered a leveraged investment in an underlying municipal bond (or securities with similar economic characteristics). These securities present special risks for two reasons: (1) if short-term interest rates rise (fall), the income the Fund earns on the inverse floating rate security will fall (rise); and (2) if long-term interest rates rise (fall) the value of the inverse floating rate security will fall (rise) more than the value of the underlying bond because of the leveraged nature of the investment. The Fund will seek to buy these securities at attractive values and yields that more than compensate the Fund for the securities' price volatility.

              MUNICIPAL LEASE OBLIGATIONS

              Each Fund's assets may be invested in a variety of instruments commonly referred to as municipal lease obligations, including leases and certificates of participation in such leases and contracts.

              Certain lease obligations contain "non-appropriation" clauses, which provide that the municipality has no obligation to make lease obligation payments in future years unless money is appropriated for such purpose on a yearly basis.

                                                                 49 - Prospectus

USAA CALIFORNIA FUNDS
-------------------------------------------------------------------------------

              PERIODIC AUCTION RESET BONDS

              The California Bond Fund may invest in tax-exempt periodic auction reset bonds. Periodic auction reset bonds are bonds whose interest rates are reset periodically through an auction mechanism. For purposes of calculating the portfolio weighted average maturity of the Fund, the maturity of periodic auction reset bonds will be deemed to be the next interest reset date, rather than the remaining stated maturity of the instrument.

              Periodic auction reset bonds, similar to short-term debt instruments, are generally subject to less interest rate risk than long-term fixed rate debt instruments because the interest rate will be periodically reset in a market auction. Periodic auction reset bonds with a long remaining stated maturity (I.E., ten years or more), however, could have greater market risk than fixed short-term debt instruments, arising from the possibility of auction failure or insufficient demand at an auction, resulting in greater price volatility of such instruments compared to fixed short-term bonds.

              PUT BONDS

              Each Fund's assets may be invested in tax-exempt securities (including securities with variable interest rates) that may be redeemed or sold back (put) to the issuer of the security or a third party prior to stated maturity (put bonds). Such securities will normally trade as if maturity is the earlier put date, even though stated maturity is longer. For the California Bond Fund, maturity for put bonds is deemed to be the date on which the put becomes exercisable. Generally, maturity for put bonds for the California Money Market Fund is determined as stated under Variable-Rate Demand Notes.

              SYNTHETIC INSTRUMENTS

              Each Fund's assets may be invested in tender option bonds, bond receipts, and similar synthetic municipal instruments. A synthetic instrument is a security created by combining an intermediate- or long-term municipal bond with a right to sell the instrument back to the remarketer or liquidity provider for repurchase on short notice. This right to sell is commonly referred to as a tender option. Usually, the tender option is backed by a conditional guarantee or letter of credit from a bank or other financial institution. Under its terms, the guarantee may expire if the municipality defaults on payments of interest or principal on the underlying bond, if the credit rating of the municipality is

USAA California Funds - 50

-------------------------------------------------------------------------------

              downgraded, or the underlying bond loses its tax-exempt treatment. Synthetic instruments involve structural risks that could adversely affect the value of the instrument or could result in a Fund holding an instrument for a longer period of time than originally anticipated.

              VARIABLE-RATE DEMAND NOTES

              Each Fund's assets may be invested in tax-exempt securities, which provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. The effective maturity for these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements. These interest rate adjustments can both raise and lower the income generated by such securities. These changes will have the same effect on the income earned by the Fund depending on the proportion of such securities held.

              In the case of the California Money Market Fund only, any variable rate instrument with a demand feature will be deemed to have a maturity equal to either the date on which the underlying principal amount may be recovered through demand or the next rate adjustment date consistent with applicable regulatory requirements.

              WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES

              Each Fund's assets may be invested in securities offered on a when-issued or delayed-delivery basis.

              * Delivery and payment take place after the date of the commitment to purchase, normally within 45 days. Both price and interest rate are fixed at the time of commitment.

              * The Funds do not earn interest on the securities until settlement, and the market value of the securities may fluctuate between purchase and settlement.

              *    Such securities can be sold before settlement date.

                                                                 51 - Prospectus

USAA CALIFORNIA FUNDS
-------------------------------------------------------------------------------

              ASSET COVERAGE

              Each Fund will cover transactions in futures, as well as when-issued or delayed-delivery securities as required under applicable interpretations of the Securities and Exchange Commission, by segregating cash or liquid securities in an amount at all times equal to or exceeding the Fund's commitment with respect to the contracts or securities.

              ZERO COUPON BONDS

              Each Fund's assets may be invested in zero coupon bonds. A zero coupon bond is a security that is sold at a deep discount from its face value, makes no periodic interest payments, and is redeemed at face value when it matures. The lump sum payment at maturity increases the price volatility of the zero coupon bond to changes in interest rates when compared to a bond that distributes a semiannual coupon payment. In calculating its dividend, each Fund records as income the daily amortization of the purchase discount.

              OTHER INVESTMENT COMPANIES

              Each Fund may invest in securities issued by other investment companies that invest in eligible quality, short-term debt securities and seek to maintain a $1 net asset value per share, I.E., "money market" funds. In addition, the California Bond Fund may invest in securities issued by other non-money market investment companies (including exchange-traded funds) that invest in the types of securities in which the Fund itself is permitted to invest. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears in connection with its own operations. The Fund may invest in securities issued by other investment companies subject to statutory limitations prescribed by the 1940 Act.

              ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENT POLICIES AND THE SECURITIES IN WHICH THE FUNDS MAY INVEST IS PROVIDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

USAA California Funds - 52

                                   APPENDIX A
-------------------------------------------------------------------------------

TAXABLE-EQUIVALENT YIELD TABLE


Combined 2005 Federal and
California State Income Tax Rates


Assuming a Federal
Marginal Tax Rate of:         25.0%         28.0%        33.0%       35.0%

and a State Rate of:           8.0%          9.3%         9.3%        9.3%

The Effective Marginal
Tax Rate Would be:           31.00%(a)     34.70%(b)    39.23%(c)   41.05%(d)

To Match a Double
Tax-Free Yield of:       A Fully Taxable Investment Would Have to Pay You:
================================================================================
        1.00%                 1.45%         1.53%        1.65%       1.70%
================================================================================
        1.50%                 2.17%         2.30%        2.47%       2.54%
================================================================================
        2.00%                 2.90%         3.06%        3.29%       3.39%
================================================================================
        2.50%                 3.62%         3.83%        4.11%       4.24%
================================================================================
        3.00%                 4.35%         4.59%        4.94%       5.09%
================================================================================
        3.50%                 5.07%         5.36%        5.76%       5.94%
================================================================================
        4.00%                 5.80%         6.13%        6.58%       6.78%
================================================================================
        4.50%                 6.52%         6.89%        7.41%       7.63%
================================================================================
        5.00%                 7.25%         7.66%        8.23%       8.48%
================================================================================
        5.50%                 7.97%         8.42%        9.05%       9.33%
================================================================================
        6.00%                 8.70%         9.19%        9.87%      10.18%
================================================================================
        6.50%                 9.42%         9.95%       10.70%      11.03%
================================================================================
        7.00%                10.14%        10.72%       11.52%      11.87%
================================================================================

(a)  Federal Rate of 25% + (California State Rate of 8.0% x (1-25%))
(b)  Federal Rate of 28% + (California State Rate of 9.3% x (1-28%))
(c)  Federal Rate of 33% + (California State Rate of 9.3% x (1-33%))
(d)  Federal Rate of 35% + (California State Rate of 9.3% x (1-35%))

     A fully taxable investment is a bond that pays taxable interest or a mutual fund that pays dividends that are attributable to taxable interest.

     This table is a hypothetical illustration and should not be considered an indication of Fund performance of any of the USAA family of funds.

     These rates were selected as examples that would be relevant to most taxpayers.

                                                                 53 - Prospectus

                                      NOTES
USAA California Funds - 54

                                      NOTES
                                                                 55 - Prospectus

                                      NOTES
USAA California Funds - 56

                       INVESTMENT      USAA Investment Management Company
                         ADVISER,      P.O. Box 659453
                   ADMINISTRATOR,      San Antonio, Texas 78265-9825
                     UNDERWRITER,
                  AND DISTRIBUTOR

                   TRANSFER AGENT      USAA Shareholder Account Services
                                       P.O. Box 659453
                                       San Antonio, Texas 78265-9825


                    CUSTODIAN AND      State Street Bank and Trust Company
                 ACCOUNTING AGENT      P.O. Box 1713
                                       Boston, Massachusetts 02105


                        TELEPHONE      Call toll free - Central Time
                 ASSISTANCE HOURS      Monday - Friday 7 a.m. to 10 p.m.
                                       Saturday 8:30 a.m. to 5 p.m.
                                       Sunday 10:30 a.m. to 7 p.m.

                      FOR ACCOUNT      800-531-8448, in San Antonio, 456-7202
                       SERVICING,
                    EXCHANGES, OR
                      REDEMPTIONS


                  RECORDED MUTUAL      24-hour Service (from any phone)
                FUND PRICE QUOTES      800-531-8066, in San Antonio, 498-8066


                      MUTUAL FUND      (from touch-tone phones only)
                USAA TOUCHLINE(R)      For account balance, last transactions,
                                       fund prices, or to exchange/redeem
                                       fund shares
                                       800-531-8777, in San Antonio, 498-8777

                  INTERNET ACCESS      USAA.COM


                                                                       [GRAPHIC]
                                                                        Recycled
                                                                         Paper

------------------------------------------------------------------------------
[USAA         9800 Fredericksburg Road                     ----------------
EAGLE         San Antonio, Texas 78288                        PRSRT STD
LOGO (R)]                                                   U.S. Postage
                                                                PAID
                                                                USAA
                                                            ---------------

Receive this document
and others electronically.
Sign up at USAA.COM.

================================================================================

          If you would like more information about the Funds, you may call 800-531-8181 to request a free copy of the Funds' statement of additional information (SAI), annual or semiannual reports, or to ask other questions about the Funds. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during the last fiscal year. The Funds' annual and semiannual reports also can be viewed on USAA.COM. A complete description of the Funds' policies and procedures with respect to the disclosure of each Fund's portfolio securities is available in the Fund's SAI. The SAI is not available on USAA.COM because of cost considerations combined with the lack of investor demand.

          To view these documents, along with other related documents, you can visit the EDGAR database on the SEC's Web site (www.sec.gov) or the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room can be obtained by calling 202-942-8090. Additionally, copies of this information can be obtained, after payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the Commission, Washington, DC 20549-0102.

================================================================================

[USAA               WE KNOW WHAT IT MEANS TO SERVE(R).
EAGLE              ------------------------------------
LOGO (R)]             INSURANCE  *  MEMBER SERVICES



14254-0805   Investment Company Act File No. 811-3333  (C)2005, USAA. All rights reserved.

                                     Part A

                               Prospectus for the
                               New York Bond and
                          New York Money Market Funds

[USAA EAGLE LOGO (R)]


               USAA      NEW YORK FUNDS


               USAA
        INVESTMENTS

                         [PHOTOGRAPH OMITTED]



                         P R O S P E C T U S

--------------------------------------------------------------------------------

     AUGUST 1, 2005      NEW YORK BOND FUND
                         NEW YORK MONEY MARKET FUND

                         Shares of the New York Funds are offered only to New York residents. The delivery of this prospectus is not an offer in any state where shares of the New York Funds may not lawfully be made.

                         As with other mutual funds, the Securities and Exchange Commission has not approved or disapproved of these Funds' shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Table of CONTENTS
--------------------------------------------------------------------------------

WHAT ARE EACH FUND'S INVESTMENT OBJECTIVES
AND PRINCIPAL STRATEGIES?                                        2

WHAT ARE THE PRINCIPAL RISKS OF INVESTING
IN THESE FUNDS?                                                  2

COULD THE VALUE OF YOUR INVESTMENT
IN THESE FUNDS FLUCTUATE?                                        4

FEES AND EXPENSES                                               10

FUND INVESTMENTS                                                12

FUND MANAGEMENT                                                 24

USING MUTUAL FUNDS IN AN
INVESTMENT PROGRAM                                              27

HOW TO INVEST                                                   30

HOW TO REDEEM                                                   34

IMPORTANT INFORMATION ABOUT PURCHASES
AND REDEMPTIONS                                                 37

EXCHANGES                                                       38

SHAREHOLDER INFORMATION                                         40

FINANCIAL HIGHLIGHTS                                            45

ADDITIONAL INFORMATION ABOUT THE
FUNDS' INVESTMENT POLICIES                                      48

APPENDIX A                                                      53

                                                                  1 - Prospectus

USAA NEW YORK FUNDS
--------------------------------------------------------------------------------

USAA INVESTMENT MANAGEMENT COMPANY (IMCO) MANAGES THESE FUNDS. FOR EASIER READING, IMCO WILL BE REFERRED TO AS "WE" OR "US" THROUGHOUT THE PROSPECTUS.

WHAT ARE EACH FUND'S INVESTMENT OBJECTIVES
AND PRINCIPAL STRATEGIES?

              Each Fund has a common objective of providing New York investors with a high level of current interest income that is exempt from federal income tax and New York State and New York City personal income taxes. The New York Money Market Fund has a further objective of preserving capital and maintaining liquidity. Each Fund has separate investment policies to achieve its objective.

              NEW YORK BOND FUND

              The New York Bond Fund invests primarily in long-term investment-grade New York tax-exempt securities. The Fund's dollar-weighted average portfolio maturity is not restricted, but is expected to be greater than ten years.

              NEW YORK MONEY MARKET FUND

              The New York Money Market Fund invests in high-quality New York tax-exempt securities with remaining maturities of 397 days or less.

              Because any investment involves risk, there is no assurance that the Funds' objectives will be achieved. See FUND INVESTMENTS on page 12 for more information.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING
IN THESE FUNDS?

              The three principal risks of investing in these Funds are credit risk, interest rate risk, and management risk. As with other mutual funds, losing money is also a risk of investing in these Funds.

              * CREDIT RISK involves the possibility that a borrower cannot make timely interest and principal payments on its securities.

USAA New York Funds - 2

--------------------------------------------------------------------------------

              * INTEREST RATE RISK involves the possibility that the value of each Fund's investments will decline because of an increase in interest rates, adverse changes in supply and demand for tax-exempt securities, or other market factors.

                  IF INTEREST RATES INCREASE: the yield of each Fund may increase. In addition, the market value of the New York Bond Fund's securities will likely decline, adversely affecting the Fund's net asset value and total return.

                  IF INTEREST RATES DECREASE: the yield of each Fund may decrease. In addition, the market value of the New York Bond Fund's securities may increase, which would likely increase the Fund's net asset value and total return.

                  The credit and interest rate risks may be magnified because each Fund concentrates its investments in New York tax-exempt securities.

              * MANAGEMENT RISK involves the possibility that the investment techniques and risk analyses used by each Fund's managers will not produce the desired results.

              Other risks of investing in either Fund include call risk and structural risk. See pages 15 and 16 for more information on these risks.

              As you consider an investment in either Fund, you should also take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods.

              An investment in either Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the New York Money Market Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in that Fund.

              You will find more detailed information about the risks you will face as a Fund shareholder throughout this prospectus.

                                                                  3 - Prospectus

USAA NEW YORK FUNDS
--------------------------------------------------------------------------------

COULD THE VALUE OF YOUR INVESTMENT
IN THESE FUNDS FLUCTUATE?

              Yes, it could. In fact, the value of your investment in the New York Bond Fund will fluctuate with the changing market values of the investments in the Fund. We manage the New York Money Market Fund in accordance with strict Securities and Exchange Commission
              (SEC) guidelines designed to preserve the Fund's value at $1 per share, although, of course, we cannot guarantee that the value will remain at $1 per share.

              The value of the securities in which the New York Bond Fund invests typically fluctuates inversely with changes in the general level of interest rates. Changes in the creditworthiness of issuers and changes in other market factors such as the relative supply of and demand for tax-exempt securities also create value fluctuations.

              The bar charts shown on the following pages illustrate each Fund's volatility and performance from year to year for each full calendar year over the past ten years.

              TOTAL RETURN

              All mutual funds must use the same formula to calculate TOTAL RETURN.

      --------------------------------------------------------------------------
      [ARROW] TOTAL RETURN  MEASURES  THE PRICE  CHANGE IN A SHARE  ASSUMING THE
              REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS.
      --------------------------------------------------------------------------

USAA New York Funds - 4

--------------------------------------------------------------------------------

      NEW YORK BOND FUND

[BAR CHART]

                         CALENDAR YEAR   TOTAL RETURN
                              1995           18.07%
                              1996            3.73%
                              1997           10.64%
                              1998            6.68%
                              1999           -5.08%
                              2000           14.86%
                              2001            4.38%
                              2002            9.54%
                              2003            5.57%
                              2004            4.74%

                           SIX-MONTH YTD TOTAL RETURN
                                3.20% (6/30/05)

          BEST QUARTER*                              WORST QUARTER*
          7.50% 1st Qtr. 1995                        -2.36% 2nd Qtr. 2004

              * Please note that "Best Quarter" and "Worst Quarter"  figures are applicable only to the time period covered by the bar chart.

              The following table shows how the Fund's average annual total returns for the periods indicated compared to those of relevant securities market indices. The after-tax returns are shown in two ways: (1) assumes that you owned the Fund during the entire period and paid taxes on the Fund's distributions of taxable net investment income or realized capital gains and (2) assumes that you paid taxes on the Fund's distributions of taxable net investment income or realized capital gains and sold all shares at the end of each period.

              After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return

                                                                  5 - Prospectus

USAA NEW YORK FUNDS
--------------------------------------------------------------------------------

              amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown.

              Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future.


                          AVERAGE ANNUAL TOTAL RETURNS
                     FOR THE PERIODS ENDED DECEMBER 31, 2004

                                                                        SINCE
                                                                      INCEPTION
NEW YORK BOND FUND       PAST 1 YEAR   PAST 5 YEARS   PAST 10 YEARS   10/15/90
--------------------------------------------------------------------------------
Return Before Taxes          4.74%         7.75%         7.14%          7.20%

Return After Taxes
on Distributions             4.74%         7.75%         7.14%          7.12%

Return After Taxes
on Distributions and
Sale of Fund Shares          4.66%         7.40%         6.95%          6.99%
--------------------------------------------------------------------------------

Lehman Brothers Municipal
Bond Index* (reflects no
deduction for fees,
expenses, or taxes)          4.48%         7.20%         7.06%          7.16%+

--------------------------------------------------------------------------------
Lipper New York Municipal
Debt Funds Index** (reflects
no deduction for taxes)      3.57%         6.69%         6.25%          6.55%+
--------------------------------------------------------------------------------

 * The Lehman Brothers Municipal Bond Index is an unmanaged benchmark of total return performance for the long-term, investment-grade, tax-exempt bond market.

 ** The Lipper New York Municipal Debt Funds Index tracks the total return performance of the 30 largest funds within this category. This category includes funds that limit their assets to those securities that are exempt from taxation in New York State and New York City.

 + The performance of the Lehman Brothers Municipal Bond Index and the Lipper New York Municipal Debt Funds Index is calculated with a commencement date of September 30, 1990, while the Fund's inception date is October 15, 1990. There may be a slight variation in the comparative performance numbers because of this difference.

     NONE OF THE NEW YORK BOND FUND'S RETURN WAS A TAX PREFERENCE ITEM FOR PURPOSES OF THE FEDERAL ALTERNATIVE MINIMUM TAX.

USAA New York Funds - 6

--------------------------------------------------------------------------------

      NEW YORK MONEY MARKET FUND

[BAR CHART]
                        CALENDAR YEAR     TOTAL RETURN
                              1995            3.59%
                              1996            3.20%
                              1997            3.28%
                              1998            3.05%
                              1999            2.85%
                              2000            3.67%
                              2001            2.31%
                              2002            0.96%
                              2003            0.59%
                              2004            0.69%

                           SIX-MONTH YTD TOTAL RETURN
                                 0.80% (6/30/05)

     BEST QUARTER*                                WORST QUARTER*
     0.96% 2nd Qtr. 2000                          0.11% 1st Qtr. 2004

              * Please note that "Best Quarter" and "Worst Quarter"  figures are applicable only to the time period covered by the bar chart.


              The following table shows the Fund's average annual total returns for the periods indicated. Remember, historical performance does not necessarily indicate what will happen in the future.

                          AVERAGE ANNUAL TOTAL RETURNS
                     FOR THE PERIODS ENDED DECEMBER 31, 2004

                                                                        SINCE
                                                                       INCEPTION
                           PAST 1 YEAR  PAST 5 YEARS   PAST 10 YEARS   10/15/90
--------------------------------------------------------------------------------
New York Money Market Fund     0.69%        1.64%          2.41%         2.57%
--------------------------------------------------------------------------------

     NONE OF THE NEW YORK MONEY MARKET FUND'S RETURN WAS A TAX PREFERENCE ITEM FOR PURPOSES OF THE FEDERAL ALTERNATIVE MINIMUM TAX.

                                                                   7- Prospectus

USAA NEW YORK FUNDS
--------------------------------------------------------------------------------

              YIELD

              All mutual funds must use the same formulas to calculate YIELD and EFFECTIVE YIELD.

      --------------------------------------------------------------------------
      [ARROW] YIELD IS THE ANNUALIZED NET INVESTMENT INCOME OF THE FUND DURING A
              SPECIFIED PERIOD AS A PERCENTAGE OF THE FUND'S SHARE PRICE AT THE END OF THE PERIOD.

      [ARROW] EFFECTIVE YIELD IS CALCULATED SIMILAR TO THE YIELD;  HOWEVER, WHEN
              ANNUALIZED, THE NET INVESTMENT INCOME EARNED IS ASSUMED TO BE REINVESTED.
      --------------------------------------------------------------------------

              NEW YORK BOND FUND

              The New York Bond Fund may advertise performance in terms of a 30day yield quotation or a tax-equivalent yield. The Fund's 30-day yield for the period ended December 31, 2004, was 3.19%.

              NEW YORK MONEY MARKET FUND

              The New York Money Market Fund typically advertises performance in terms of a 7-day yield and effective yield or tax-equivalent yield and may advertise total return. The 7-day yield quotation more closely reflects current earnings of the Fund than the total return quotation. The effective yield will be slightly higher than the yield because of the compounding effect of the assumed reinvestment. Current yields and effective yields fluctuate daily and will vary with factors such as interest rates and the quality, length of maturities, and type of investments in the portfolio. The Fund's 7-day yield for the period ended December 31, 2004, was 1.37%.

              TAX-EQUIVALENT YIELD

              Investors use tax-equivalent yields to compare taxable and tax-exempt fixed income investments using a common yield measure. The tax-equivalent yield is the yield that a fully taxable investment (E.G., a bond that pays taxable interest or a mutual fund that pays dividends that are attributable to taxable interest) must generate to earn the same "take-home" yield as a tax-exempt investment. The calculation depends upon

USAA New York Funds - 8

--------------------------------------------------------------------------------

              your federal and New York State and City marginal income tax rates and assumes that an investor can fully itemize deductions on his or her federal tax return. The higher your marginal tax bracket, the higher will be the tax-equivalent yield and the more valuable will the Fund's tax-exempt dividends be.

              Since our Funds do not currently own and do not intend to own securities on which the interest is a tax preference item for purposes of the federal alternative minimum tax (AMT), the calculations below apply to all individual shareholders regardless of their status.

              For example, if you assume a federal marginal income tax rate of 35% and a combined state and city marginal tax rate of 12.15%, the Effective Marginal Tax Rate would be 42.90%. Using this tax rate combined, the Funds' tax-equivalent yields for the period ended December 31, 2004, would be as follows:

                                                                  TAX-EQUIVALENT
                                                       YIELD           YIELD
          ----------------------------------------------------------------------
          New York Bond Fund (30 day)                  3.19%           5.26%

          New York Money Market Fund (7 day)           1.37%           2.26%

              Using the example, to exceed the 30-day yield of the New York Bond Fund on an after-tax basis, you would have needed a fully taxable investment that yielded more than 5.26% per year. Likewise, to exceed the 7-day yield of the New York Money Market Fund, you would have needed a fully taxable investment that yielded more than 2.26% per year.

              For more information on calculating tax-equivalent yields, see APPENDIX A on page 53.

              CURRENT PRICE, YIELD, AND TOTAL RETURN INFORMATION

              Please consider performance information in light of the Funds' investment objectives and policies and market conditions during the reported time periods. The value of your shares may go up or down. You may obtain the most current price, yield, and total return information for these Funds through our USAA.COM Web site once you have established Internet access. See page 32 for information on establishing Internet access. You may also obtain this information by calling USAA TouchLine(R)

                                                                  9 - Prospectus

USAA NEW YORK FUNDS
--------------------------------------------------------------------------------

              at 800-531-8777. Press 1 for the Mutual Fund Menu, press 1 again for prices, yields, and returns. Then, press the FUND NUMBER of the Fund on which you would like to receive information followed by the pound sign (#) when asked for a fund code.

      ----------------------------------------------------
      [ARROW] FUND NUMBER
              New York Bond Fund                       62
              New York Money Market Fund               63
      ----------------------------------------------------

              Additionally, you may find the most current price of your Fund's shares in the business section of your newspaper in the mutual fund section under the heading "USAA Group" and the appropriate NEWSPAPER SYMBOL. If you prefer to obtain this information from an online computer service, you can do so by using its TICKER SYMBOL.

      --------------------------------------------------------
      [ARROW] NEWSPAPER SYMBOL
              New York Bond Fund                         NYBd

      [ARROW] TICKER SYMBOL
              New York Bond Fund                        USNYX
              New York Money Market Fund                UNYXX
      --------------------------------------------------------

FEES AND EXPENSES

              This summary shows what it will cost you, directly and indirectly, to invest in the Funds.

              SHAREHOLDER TRANSACTION EXPENSES -- DIRECT COSTS

              There are no fees or sales loads charged to your Fund account when you buy or sell Fund shares. However, if you sell shares and request your money by wire transfer, there is a $12 domestic wire fee and a $35 foreign wire fee. (Your bank may also charge a fee for wires.) IN ADDITION, IF YOU SELL OR EXCHANGE SHARES OF THE NEW YORK BOND FUND WITHIN FIVE BUSINESS DAYS OF PURCHASE, YOU MAY BE SUBJECT TO A SHORT-TERM TRADING FEE PAYABLE TO THE FUND OF UP TO 2% OF THE

USAA New York Funds - 10

--------------------------------------------------------------------------------

              VALUE OF THE SHARES REDEEMED OR EXCHANGED. THE FUND CURRENTLY IS WAIVING THIS FEE BUT MAY BEGIN TO CHARGE THE FEE AT ANY TIME WITHOUT PRIOR NOTICE TO SHAREHOLDERS.

              ANNUAL FUND OPERATING EXPENSES -- INDIRECT COSTS

              Fund expenses come out of the Funds' assets and are reflected in the Funds' share prices and dividends. "Other Expenses" include expenses such as custodian, administration and servicing, and transfer agent fees. The figures below show actual expenses before reductions of any expenses paid indirectly, if any, during the past fiscal year ended March 31, 2005, and are calculated as a percentage of average net assets (ANA).

                                                                   TOTAL ANNUAL
                       MANAGEMENT     DISTRIBUTION     OTHER        OPERATING
                         FEES         (12B-1)FEES     EXPENSES       EXPENSES
--------------------------------------------------------------------------------
New York Bond Fund       .42%a           None           .28%          .70%b

New York Money
Market Fund              .37%            None           .27%          .64%b,c

a A performance fee adjustment increased the base management fee of 0.37% by 0.05% for the most recent fiscal year ended March 31, 2005. The performance adjustment is calculated by comparing the New York Bond Fund's performance during the relevant performance period to that of the Lipper New York Municipal Debt Funds Index.

b Through fee offset arrangements with the Funds' custodian and other banks utilized by the Funds for cash management purposes, realized credits, if any, generated from cash balances in the Funds' bank accounts are used to reduce the Funds' expenses. Total Annual Operating Expenses of the Funds reflect total operating expenses of the Funds before reductions of any expenses paid indirectly. For the fiscal year ended March 31, 2005, the Funds' expenses paid indirectly did not affect the expense ratios of the New York Bond and New York Money Market Funds.

c We have voluntarily agreed to limit the New York Money Market Fund's Total Annual Operating Expenses to 0.60% of its ANA, excluding credits from fee offset arrangements, and to reimburse the Fund for all expenses in excess of this amount. We can modify or terminate this arrangement at any time. With this reimbursement, the Fund's Actual Total Annual Operating Expenses were as follows:

                                                             Actual Total Annual
                                                             Operating Expenses
                         Total Annual       Reimbursement          After
                      Operating Expenses      From IMCO         Reimbursement
   -----------------------------------------------------------------------------
   New York Money
   Market Fund               .64%              (.04%)              .60%

                                                                 11 - Prospectus

USAA NEW YORK FUNDS
--------------------------------------------------------------------------------

      --------------------------------------------------------------------------
      [ARROW] 12B-1  FEES  SOME  MUTUAL  FUNDS  CHARGE  THESE  FEES  TO PAY  FOR
              ADVERTISING AND OTHER COSTS OF SELLING FUND SHARES.
      --------------------------------------------------------------------------

              EXAMPLE

              This example is intended to help you compare the cost of investing in one of the Funds with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming
              (1) a 5% annual return, (2) the Fund's operating expenses (before any applicable fee offset or reimbursement) remain the same, and
              (3) you redeem all of your shares at the end of the periods shown.

                                    1 YEAR     3 YEARS     5 YEARS     10 YEARS
 -------------------------------------------------------------------------------
 New York Bond Fund                   $72        $224        $390        $871

 New York Money Market Fund           $65        $205        $357        $798

 FUND INVESTMENTS

              PRINCIPAL INVESTMENT STRATEGIES AND RISKS

              [ARROW] WHAT IS EACH FUND'S PRINCIPAL INVESTMENT STRATEGY?

              Each Fund's principal strategy is the investment of its assets in securities issued by New York State, its political subdivisions, municipalities and public authorities, and by other governmental entities if, in the opinion of counsel to the issuer, the interest from such obligations is excluded from gross income for federal income tax purposes and is exempt from New York State and New York City personal income taxes.

              These securities include municipal debt obligations that have been issued by New York and its political subdivisions and duly constituted state and local authorities and corporations. We refer to these securities as New York tax-exempt securities. New York tax-exempt securities are issued to fund public infrastructure projects such as streets and highways, schools, water and sewer systems, hospitals, and airports. They may also be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities.

USAA New York Funds - 12

--------------------------------------------------------------------------------

              Because the projects benefit the public, Congress has granted an exemption from federal income tax for the interest income arising from these securities. Likewise, the New York Legislature has granted an exemption from state and city personal income taxes for most New York municipal securities.

              [ARROW] WHAT TYPES OF TAX-EXEMPT SECURITIES WILL BE INCLUDED IN EACH FUND'S PORTFOLIO?

              Each Fund's assets may be invested in, among other things, any of the following tax-exempt securities:

              * GENERAL OBLIGATION BONDS, which are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest;

              * REVENUE BONDS, which are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source, but not from the general taxing power;

              *   MUNICIPAL  LEASE  OBLIGATIONS,  which   are  backed   by   the
                  municipality's covenant to budget for the payments due under the lease obligation;

              * INDUSTRIAL DEVELOPMENT REVENUE BONDS, such as pollution control revenue bonds, which are issued by or on behalf of public authorities to obtain funds for privately operated facilities;

              * INVERSE FLOATING RATE SECURITIES (except the New York Money Market Fund) whose coupons vary inversely with changes in short-term tax-exempt interest rates and thus are considered a leveraged investment in an underlying municipal bond; and

              * SYNTHETIC INSTRUMENTS, which combine a municipality's long-term obligation to pay interest and principal with the obligation of a third party to repurchase the instrument on short notice. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities

                                                                 13 - Prospectus

USAA NEW YORK FUNDS
--------------------------------------------------------------------------------

                   have demand or put features, which have the effect of shortening the maturity of the securities.

              For a further description of these securities and other securities in which the Funds' assets may be invested, see ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENT POLICIES on page 48.

              As a temporary defensive measure because of market, economic, political, or other conditions, up to 100% of each Fund's assets may be invested in short-term securities regardless of whether the interest is exempt from federal income tax and New York State and New York City personal income taxes. To the extent that these temporary investments produce taxable income, that income may result in that Fund not fully achieving its investment objective during the time it is in this temporary defensive posture.

              [ARROW] WHAT ARE THE PRINCIPAL RISKS ASSOCIATED WITH INVESTING IN THESE FUNDS?

              The three principal risks associated with investing in these Funds are credit risk, interest rate risk, and management risk.

              CREDIT RISK. The securities in each Fund's portfolio are subject to credit risk. Credit risk is the possibility that an issuer of a fixed income security will fail to make timely payments of interest or principal. The Funds accept some credit risk as a recognized means to enhance investors' return. All securities varying from the highest quality to very speculative have some degree of credit risk. We attempt to minimize the Funds' overall credit risks by:

              * Investing in securities considered at least investment grade at the time of purchase. Nevertheless, even investment-grade securities are subject to some credit risk. In addition, the ratings of securities are the rating agencies' estimates of the credit quality of the securities. The ratings may not take into account every risk related to whether interest or principal will be repaid on a timely basis.

              * When evaluating potential investments for the Funds, our credit analysts also independently assess credit risk and its impact on the Funds' portfolios.

USAA New York Funds - 14

--------------------------------------------------------------------------------

              * Diversifying the Funds' portfolio by investing in securities of a large number of unrelated issuers, which reduces a Fund's exposure to the risks of an investment in the securities of any one issuer or group of issuers. We invest in many securities with slightly different risk characteristics and across different economic sectors and geographic regions. If a random credit event should occur, such as a default, a Fund would suffer a much smaller loss than if the Fund were concentrated in relatively large holdings with highly correlated risks.

              Securities in the lowest investment grade ratings category have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to a weakened capability to make principal and interest payments on these securities than is the case for higher-rated securities.

              INTEREST RATE RISK. As mutual funds investing in bonds, the Funds are subject to the risk that the market value of the bonds will decline because of rising interest rates. Bond prices are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall and when interest rates fall, bond prices rise. The price volatility of a bond also depends on its maturity. Generally, the longer the maturity of a bond, the greater its sensitivity to interest rates. To compensate investors for this higher market risk, bonds with longer maturities generally offer higher yields than bonds with shorter maturities.

              MANAGEMENT RISK. These Funds are subject to management risk because each Fund is actively managed. There is no guarantee that the investment techniques and risk analyses used by the Funds' managers will produce the desired results.

              [ARROW] WHAT OTHER RISKS ARE ASSOCIATED WITH INVESTMENTS IN TAX-EXEMPT SECURITIES?

              Two  other  risks  that  are  applicable  to  certain   tax-exempt
              securities are call risk and structural risk.

              CALL RISK. Many municipal bonds may be "called," or redeemed, by the issuer before the stated maturity. During a period of declining interest
                                                                 15 - Prospectus

USAA NEW YORK FUNDS
--------------------------------------------------------------------------------

              rates, an issuer would call, or refinance, a higher-yielding bond for the same reason that a homeowner would refinance a home mortgage. Interest rates must drop sufficiently so that the savings more than offset the cost of refinancing.

              Intermediate- and long-term municipal bonds have the greatest call risk, because most municipal bonds may not be called until after ten years from the date of issue. The period of "call protection" may be longer or shorter than ten years, but regardless, bonds purchased closest to the date of issue will have the most call protection. Typically, bonds with original maturities of ten years or less are not callable.

              Although investors certainly appreciate the rise in bond prices when interest rates drop, falling interest rates create the environment necessary to "call" the higher-yielding bonds from your Fund. When bonds are called, the Fund is affected in several ways. Most likely, we must reinvest the bond-call proceeds at lower interest rates. The Fund's income may drop as a result. The Fund may also realize a taxable capital gain.

              STRUCTURAL RISK. Some tax-exempt securities, referred to as "synthetic instruments," are created by combining a long-term municipal bond with a right to sell the instrument back to the remarketer or liquidity provider for repurchase on short notice, referred to as a "tender option." Usually, the tender option is backed by a letter of credit or similar guarantee from a bank. The guarantee, however, is typically conditional, which means that the bank is not required to pay under the guarantee if there is a default by the municipality or if certain other events occur. These types of instruments involve special risks, referred to as "structural risk." For example, because of the structure of a synthetic instrument, there is a risk that the instrument will lose its tax-exempt treatment or that we will not be able to exercise our tender option. We will not purchase a synthetic instrument unless counsel for the issuer has issued an opinion that the instrument is entitled to tax-exempt treatment. In addition, we will not purchase a synthetic instrument for the New York Money Market Fund unless we believe there is only minimal risk that we will not be able to exercise our tender option at all times.

USAA New York Funds - 16

--------------------------------------------------------------------------------

              [ARROW] WHAT PERCENTAGE OF EACH FUND'S ASSETS WILL BE INVESTED IN NEW YORK TAX-EXEMPT SECURITIES?

              During normal market conditions, at least 80% of each Fund's net assets will consist of New York tax-exempt securities. This policy may only be changed by a shareholder vote.

              In addition to New York tax-exempt securities, securities issued by certain U.S. territories and possessions such as Puerto Rico, the Virgin Islands, and Guam are exempt from federal income tax and New York State and City personal income taxes; and as such, we may invest up to 20% of each Fund's net assets in these securities.

              [ARROW] ARE EACH FUND'S INVESTMENTS DIVERSIFIED IN MANY DIFFERENT ISSUERS?

              Each Fund is considered diversified under the federal securities laws. This means that we will not invest more than 5% in any one issuer with respect to 75% of each Fund's assets. With respect to the remaining 25% of each Fund's assets, we could invest more than 5% in any one, or more, issuers. Purchases of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities are not counted toward the 5% limitation. Each Fund, of course, is concentrated geographically through the purchase of New York tax-exempt securities. For further discussion of diversification, see INVESTMENT POLICIES in the statement of additional information.

              With respect to the New York Money Market Fund, strict SEC guidelines do not permit us to invest, with respect to 75% of the Fund's assets, greater than 10% of the Fund's assets in securities issued by or subject to guarantees by the same institution.

              We also may not invest more than 25% of a Fund's assets in securities issued in connection with the financing of projects with similar characteristics, such as toll road revenue bonds, housing revenue bonds, or electric power project revenue bonds, or in industrial development revenue bonds that are based, directly or indirectly, on the credit of private entities of any one industry. However, we reserve the right to invest more than 25% of a Fund's assets in tax-exempt industrial development rev-

                                                                 17 - Prospectus

USAA NEW YORK FUNDS
--------------------------------------------------------------------------------

              enue bonds. The 25% industry limitation does not apply to U.S. government securities, general obligation bonds, or bonds that are escrowed.

              [ARROW] WHAT ARE THE POTENTIAL RISKS ASSOCIATED WITH CONCENTRATING SUCH A LARGE PORTION OF EACH FUND'S ASSETS IN ONE STATE?

              The Funds are subject to credit and interest rate risks, as previously described, which could be magnified by the Funds' concentration in New York issuers. New York tax-exempt securities may be affected by political, economic, regulatory, or other developments that limit the ability of New York issuers to pay interest or repay principal in a timely manner. Therefore, the Funds are affected by events within New York to a much greater degree than a more diversified national fund.

              A particular development may not directly relate to the Funds' investments but nevertheless might depress the entire market for the state's tax-exempt securities and therefore adversely impact the Funds' valuation.

              An investment in the New York Funds may be riskier than an investment in other types of tax-exempt funds because of this concentration.

              The following are examples of just some of the events that may depress valuations for New York tax-exempt securities for an extended period of time:

              *   Changes in state  laws,  including   voter  referendums,  that
                  restrict revenues or raise costs for issuers.

              * Court decisions that affect a category of municipal bonds, such as municipal lease obligations or electric utilities.

              *   Natural  disasters   such  as   floods,  storms,   hurricanes,
                  droughts, fires, or earthquakes.

              * Bankruptcy or financial distress of a prominent municipal issuer within the state.

              * Economic issues that affect critical industries or large employers or that weaken real estate prices.

              *   Reductions in federal or state financial aid.

USAA New York Funds - 18

--------------------------------------------------------------------------------

              * Imbalance in the supply and demand for the state's municipal securities.

              * Developments that may change the tax treatment of New York tax-exempt securities.

              In addition, because each Fund invests in securities backed by banks and other financial institutions, changes in the credit quality of these institutions could cause losses to a Fund and affect its share price.

              Other considerations  affecting the Funds' investments in New York
              tax-exempt   securities   are   summarized  in  the  statement  of
              additional information under SPECIAL RISK CONSIDERATIONS.

              [ARROW] DO THE FUNDS PURCHASE BONDS GUARANTEED BY BOND INSURANCE?

              Yes. Some of the bonds we purchase for the Funds are secured by bond insurance that guarantees scheduled principal and interest payments. In addition, we may purchase bond insurance for individual uninsured securities when we believe it will provide an anticipated benefit to the Funds. However, this insurance does not completely eliminate the risk of investing in the issuer.

              [ARROW] WILL ANY PORTION OF THE DISTRIBUTIONS FROM THE FUNDS BE SUBJECT TO FEDERAL INCOME TAX?

              During normal market conditions, at least 80% of each Fund's annual interest income (and, therefore, its net investment income dividends) will be excluded from a shareholder's gross income for federal income tax purposes and will also be exempt from New York State and City personal income taxes. This policy may be changed only by a shareholder vote. Furthermore, it is our practice to purchase only securities that pay interest exempt from federal income tax.

              However, gains and losses from trading securities that occur during the normal course of managing a Fund may result in net realized capital gain distributions. The Internal Revenue Code treats these distributions differently than tax-exempt interest income in the following ways:

                                                                 19 - Prospectus

USAA NEW YORK FUNDS
--------------------------------------------------------------------------------

              * Distributions of the excess of net short-term capital gain over net long-term capital loss are taxable as ordinary income.

              * Distributions of net realized capital gain (the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gains, regardless of the length of time you have held the Fund shares.

              * Both short-term and long-term realized capital gains are taxable whether received in cash or reinvested in additional shares.

              [ARROW] WILL DISTRIBUTIONS BY THE FUNDS BE A TAX PREFERENCE ITEM FOR PURPOSES OF THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT)?

              During normal market conditions, at least 80% of each Fund's annual interest income (and, therefore, its net investment income dividends) will not be a tax preference item for purposes of the federal AMT. This policy may be changed only by a shareholder vote. Since their inception, the Funds have not distributed any income that is a tax preference item for purposes of the federal AMT, and we do not intend to invest in any securities that earn any such income in the future. However, of course, changes in federal tax laws or other unforeseen circumstances could result in a Fund's earning interest income that is a tax preference item for purposes of the federal AMT.

              NEW YORK BOND FUND

              [ARROW] WHAT IS THE CREDIT QUALITY OF THE FUND'S INVESTMENTS?

              Under normal market conditions, we will invest the Fund's assets so that at least 50% of the total market value of the tax-exempt securities are rated within the three highest long-term rating categories (A or higher) by Moody's Investors Service (Moody's), Standard & Poor's Ratings Group (S&P), Fitch Ratings (Fitch), Dominion Bond Rating Service Limited (Dominion), or A.M. Best Co. Inc., (A.M. Best); or in the highest short-term rating category by Moody's, S&P, Fitch, Dominion, or A.M. Best. If the security is not rated by these rating agencies, we must determine that the security is of equivalent investment quality.

USAA New York Funds - 20

--------------------------------------------------------------------------------

              In no event will we purchase a security for the Fund unless it is rated at least investment grade at the time of purchase.
              Investment-grade securities include securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, as well as securities rated or subject to a guarantee that is rated within the categories listed by at least one of the following rating agencies:

                                       LONG-TERM                SHORT-TERM
              RATING AGENCY         DEBT SECURITIES           DEBT SECURITIES
              ------------------------------------------------------------------
              Moody's               At least Baa 3            At least Prime-3
                                                              or MIG3

              S&P                   At least BBB-             At least A-3 or
                                                              SP-2

              Fitch                 At least BBB-             At least F3

              Dominion              At least BBB low          At least R-2 low

              A.M. Best             At least bbb              At least AMB-3

              If  unrated  by  these  agencies,   we  must  determine  that  the
              securities are of equivalent investment quality.

              On occasion, we may pay a rating agency to rate a particular security when we believe it will provide an anticipated benefit to the Fund.

              You will find a complete description of the above tax-exempt ratings in the Fund's statement of additional information.

              [ARROW] WHAT HAPPENS IF THE RATING OF A SECURITY IS DOWNGRADED BELOW INVESTMENT GRADE?

              We will determine whether it is in the best interest of the Fund's shareholders to continue to hold the security in the Fund's portfolio. If downgrades result in more than 5% of the Fund's net assets being invested in securities that are less than investment-grade quality, we will take immediate action to reduce the Fund's holdings in such securities to 5% or less of the Fund's net assets, unless otherwise directed by the Fund's Board of Directors.

                                                                 21 - Prospectus

USAA NEW YORK FUNDS
--------------------------------------------------------------------------------

              [ARROW] HOW ARE THE DECISIONS TO BUY AND SELL SECURITIES MADE?

              We manage tax-exempt funds based on the common sense premise that our investors value tax-exempt income over taxable capital gain distributions. When weighing the decision to buy or sell a security, we strive to balance the value of the tax-exempt income, the credit risk of the issuer, and the price volatility of the bond.

              [ARROW] WHAT IS THE FUND'S PORTFOLIO WEIGHTED AVERAGE MATURITY AND HOW IS IT CALCULATED?

              While the Fund's portfolio weighted average maturity is not restricted, we expect it to be greater than ten years. To determine a security's maturity for purposes of calculating the Fund's portfolio weighted average maturity, we may estimate the expected time in which the security's principal is to be paid. This can be substantially shorter than its stated final maturity. For more information on the method of calculating the Fund's portfolio weighted average maturity, see INVESTMENT POLICIES in the Fund's statement of additional information.

              NEW YORK MONEY MARKET FUND

              [ARROW] WHAT IS THE CREDIT QUALITY OF THE FUND'S INVESTMENTS AT THE TIME OF PURCHASE?

              The  Fund's   purchases   consist  of   securities   meeting   the
              requirements to qualify as "eligible securities" under the SEC rules applicable to money market funds. In general, an eligible security is defined as a security that is:

              * Issued or guaranteed by the U.S. government or any agency or instrumentality thereof, including "prerefunded" and "escrowed to maturity" tax-exempt securities;

              * Rated or subject to a guarantee that is rated in one of the two highest categories for short-term securities by at least two Nationally Recognized Statistical Rating Organizations (NRSROs), or by one NRSRO if the security is rated by only one NRSRO;

              * Unrated but issued by an issuer or guaranteed by a guarantor that has other comparable short-term debt obligations so rated; or

USAA New York Funds - 22

--------------------------------------------------------------------------------

              *   Unrated but determined by us to be of comparable quality.

              In addition, we must consider whether a particular investment presents minimal credit risk in accordance with SEC guidelines applicable to money market funds.

              [ARROW] WHO ARE THE NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATIONS?

              Current NRSROs include:

              *   Moody's Investors Service

              *   Standard & Poor's Ratings Group

              *   Fitch Ratings

              *   Dominion Bond Rating Service Limited

              *   A.M. Best Co. Inc.

              [ARROW] WHAT HAPPENS IF THE RATING OF A SECURITY IS DOWNGRADED?

              If the rating of a security is downgraded after purchase, we will determine whether it is in the best interest of the Fund's shareholders to continue to hold the security in the Fund's portfolio.

              [ARROW] WILL THE FUND ALWAYS MAINTAIN A NET ASSET VALUE OF $1 PER SHARE?

              While we will endeavor to maintain a constant Fund net asset value of $1 per share, there is no assurance that we will be able to do so. Remember, the shares are neither insured nor guaranteed by the U.S. government. As such, the Fund carries some risk.

              For example, there is always a risk that the issuer of a security held by the Fund will fail to pay interest or principal when due. We attempt to minimize this credit risk by investing only in securities rated in one of the two highest categories for short-term securities, or, if not rated, of comparable quality, at the time of purchase. Additionally, we will not purchase a security unless our analysts determine that the security presents minimal credit risk.

                                                                 23 - Prospectus

USAA NEW YORK FUNDS
--------------------------------------------------------------------------------

              There is also a risk that rising interest rates will cause the value of the Fund's securities to decline. We attempt to minimize this interest rate risk by limiting the remaining maturity of each security to 397 days or less and maintaining a DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY for the Fund of 90 days or less. The maturity of each security is calculated based upon SEC guidelines.

      --------------------------------------------------------------------------
      [ARROW] DOLLAR-WEIGHTED   AVERAGE   PORTFOLIO   MATURITY  IS  OBTAINED  BY
              MULTIPLYING THE DOLLAR VALUE OF EACH INVESTMENT BY THE NUMBER OF DAYS LEFT TO ITS MATURITY, THEN ADDING THOSE FIGURES TOGETHER AND DIVIDING THEM BY THE DOLLAR VALUE OF THE FUND'S PORTFOLIO.
      --------------------------------------------------------------------------

              Finally, there is the possibility that one or more investments in the Fund cease to be "eligible securities" resulting in the net asset value ceasing to be $1 per share. For example, a guarantor on a security failing to meet a contractual obligation could cause such a result.

              [ARROW] HOW ARE THE DECISIONS TO BUY AND SELL SECURITIES MADE?

              We balance factors such as credit quality and maturity to purchase the best relative value available in the market at any given time. While rare, a decision to sell is usually based on a change in our credit opinion or to take advantage of an opportunity to reinvest at a higher yield.

              For additional information about investment policies and the types of securities in which the Funds' assets may be invested, see ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENT POLICIES on page 48.

FUND MANAGEMENT

              USAA Investment Management Company serves as the manager of these Funds. We are an affiliate of United Services Automobile Association (USAA), a large, diversified financial services institution. Our mailing address is P.O. Box 659453, San Antonio, Texas 78265-9825.

      -------------------------------------------------------
      [ARROW] TOTAL ASSETS UNDER MANAGEMENT BY
              USAA INVESTMENT MANAGEMENT COMPANY
              APPROXIMATELY $51 BILLION AS OF JUNE 30, 2005
      -------------------------------------------------------

USAA New York Funds - 24

--------------------------------------------------------------------------------

              We provide investment management services to the Funds pursuant to an Advisory Agreement. Under this agreement, we are responsible for managing each Fund's portfolio (including placement of brokerage orders), subject to the authority of and supervision by the Funds' Board of Directors. Beginning with the semiannual report for the period ending September 30, 2005, a discussion regarding the basis of the Board of Directors' approval of each Fund's investment advisory contracts will be available in each Fund's semiannual report to shareholders.

              For our services, the Funds pay us an annual base investment management fee, which is accrued daily and paid monthly. The fee is computed as a percentage of the aggregate average net assets of the New York Bond and New York Money Market Funds combined, and is equal on an annual basis to 0.50% of the first $50 million, 0.40% of that portion over $50 million but not over $100 million, and 0.30% of that portion over $100 million. These fees are allocated monthly on a proportional basis to each Fund based on average net assets.

              The investment management fee for the New York Bond Fund is comprised of a base fee and a performance adjustment that will increase or decrease the base fee depending upon the performance of the Fund relative to the performance of the Lipper New York Municipal Debt Funds Index. The base fee for the New York Bond Fund is computed as referenced above.

              The performance adjustment is calculated monthly by comparing the New York Bond Fund's performance to that of the Lipper Index over the performance period. The performance period for the New York Bond Fund consists of the current month plus the previous 35 months.

              The annual performance adjustment rate is multiplied by the average net assets of the New York Bond Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:

                                                                 25 - Prospectus

USAA NEW YORK FUNDS
--------------------------------------------------------------------------------

           OVER/UNDER PERFORMANCE               ANNUAL ADJUSTMENT RATE
             RELATIVE TO INDEX             (IN BASIS POINTS AS A PERCENTAGE
             (IN BASIS POINTS) 1           OF THE FUND'S AVERAGE NET ASSETS)
          ----------------------------------------------------------------------

               +/- 20 to 50                                +/- 4
               +/- 51 to 100                               +/- 5
            +/- 101 and greater                            +/- 6

            1 Based on the difference  between average annual performance of the
              Fund and its relevant index, rounded to the nearest basis point (.01%).

              Under the performance fee arrangement, the New York Bond Fund will pay a positive performance fee adjustment for a performance period whenever the New York Bond Fund outperforms the Lipper New York Municipal Debt Funds Index over that period, even if the Fund had overall negative returns during the performance period. For the most recent fiscal year, the performance adjustment increased the base management fee for the New York Bond Fund of 0.37% by 0.05%.

              In addition to providing investment management services, we also provide administration, shareholder servicing, and distribution services to the Funds. Our affiliate, USAA Shareholder Account Services, provides transfer agency services to the Funds.

              PORTFOLIO MANAGERS

              NEW YORK BOND FUND

              Clifford A. Gladson, CFA, senior vice president of Fixed Income Investments, has managed the Fund since November 1999. He has 18 years of investment management experience and has worked for us for 15 years. Mr. Gladson earned the Chartered Financial Analyst
              (CFA) designation in 1990 and is a member of the CFA Institute, the CFA Society of San Antonio, and the National Federation of
              Municipal Analysts. He holds an M.S. from the University of Wisconsin-Milwaukee and a B.S. from Marquette University.

              NEW YORK MONEY MARKET FUND

              Anthony M. Era, Jr., assistant vice president of Money Market Funds, has managed the Fund since June 2003. He has 18 years of investment management experience and has worked for us for 17 years. Mr. Era is a member of the CFA Institute, the CFA Society of San Antonio, the

USAA New York Funds - 26

--------------------------------------------------------------------------------

              Financial Services Analysts Association, New York, and the National Federation of Municipal Analysts. He holds a master's degree in finance from the University of Texas at San Antonio and a B.A. from Creighton University, Omaha, Nebraska.

              The  statement  of  additional   information  provides  additional
              information about the portfolio managers' compensation, other accounts managed, and ownership of Fund securities.

USING MUTUAL FUNDS IN AN
INVESTMENT PROGRAM

              THE IDEA BEHIND MUTUAL FUNDS

              Mutual funds provide advantages like professional management and diversification to all investors. Regardless of whether you are just starting out or have invested for years, your investment, large or small, buys you part of a diversified portfolio. That portfolio is managed by investment professionals, relieving you of the need to make individual stock or bond selections. You also enjoy conveniences, such as daily pricing, liquidity, and in the case of the USAA family of funds, no sales charge. The portfolio, because of its size, has lower transaction costs on its trades than most individuals would have. As a result, you own an investment that in earlier times would have been available only to the wealthiest people.

              USING FUNDS IN AN INVESTMENT PROGRAM

              In choosing a mutual fund as an investment vehicle, you are giving up some investment decisions, but must still make others. The decisions you don't have to make are those involved with choosing individual securities. We will perform that function. In addition, we will arrange for the safekeeping of securities, auditing the annual financial statements, and daily valuation of the Funds, as well as other functions.

              You, however, retain at least part of the responsibility for an equally important decision. This decision involves determining a portfolio of mutual funds that balances your investment goals with your tolerance for risk. It is likely that this decision may include the use of more than one fund of the USAA family of funds.

                                                                 27 - Prospectus

USAA NEW YORK FUNDS
--------------------------------------------------------------------------------

              EXCESSIVE SHORT-TERM TRADING

              The USAA family of funds generally is not intended as short-term investment vehicles (except for the money markets funds, the USAA Short-Term Bond Fund, and the USAA Short-Term Fund). Some investors try to profit by using excessive short-term trading practices involving mutual fund shares, frequently referred to as "market timing."

              Excessive short-term trading activity can disrupt the efficient management of a fund and raise its transaction costs by forcing portfolio managers to first buy and then sell portfolio securities in response to a large investment by short-term traders. While there is no assurance that the USAA family of funds can deter all excessive and short-term trading, the Board of Directors/Trustees of the USAA family of funds has adopted the following policies for the USAA family of funds, except for the money market funds, the USAA Short-Term Bond Fund, and the USAA Short-Term Fund. These policies are designed to deter disruptive, excessive short-term trading without needlessly penalizing BONA FIDE investors.

              To deter such trading activities, the USAA family of funds' policies and procedures include:

              * Each fund limits the number of permissible exchanges out of any fund in the USAA family of funds for each account to six per calendar year (except for the money market funds, the USAA Short-Term Bond Fund, and the USAA Short-Term Fund). For more detailed information on our exchange policy, see EXCHANGES on page 38.

              * Each fund reserves the right to reject any purchase order, including an exchange, that it regards as disruptive to the efficient management of the particular fund.

              *   Each  fund  (except  for the  money  market  funds,  the  USAA
                  Short-Term Bond Fund, and the USAA Short-Term Fund) is authorized to impose up to a 2% short-term trading fee on the value of fund shares redeemed within five business days of purchase. This fee will be deducted from an investor's redemption proceeds and will be paid directly to the affected fund. The New York Bond Fund currently is waiving the fee but may begin charging the fee at any time without prior notice. For more information, see SHORT-TERM TRADING FEE on page 37.

USAA New York Funds - 28

--------------------------------------------------------------------------------

              THE NEW YORK BOND FUND'S RIGHT TO REJECT PURCHASE AND EXCHANGE ORDERS AND LIMIT TRADING IN ACCOUNTS

              The USAA family of funds' main safeguard against excessive short-term trading is its right to reject purchase or exchange orders if in the best interest of the affected fund. In exercising this discretion to reject purchase and exchange orders, the New York Bond Fund deems that certain excessive short-term trading activities are not in the best interest of the Fund because such activities can hamper the efficient management of a fund. Generally, persons who engage in an "in and out" transaction within a 30-day period will violate the USAA Funds' policy if they engage in another "in and out" transaction in the same fund within 90 days. The Fund also reserves the right to restrict future purchases if an investor is classified as engaged in other patterns of excessive short-term trading, including after one large disruptive purchase and redemption. Finally, the Fund reserves the right to reject any other purchase or exchange order in other situations that do not involve excessive short-term trading activities if in the best interest of the Fund.

              The   following   transactions   are  exempt  from  the  excessive
              short-term trading activity policies described above:

              * Transactions in the money market funds, USAA Short-Term Bond Fund, and USAA Short-Term Fund;

              * Purchases and sales pursuant to automatic investment or withdrawal plans; and

              * Other transactions that are not motivated by short-term trading considerations if they are approved by transfer agent management personnel and are not disruptive to the Fund.

              If a person is classified as engaged in excessive short-term trading, the remedy will depend upon the trading activities of the investor in the account and related accounts and its disruptive effect, and can include warnings to cease such activity and/or restrictions or termination of trading privileges in a particular fund or all funds in the USAA family of funds.

              The USAA family of funds relies on its transfer agent to review trading activity for excessive short-term trading. There can be no assurance, however, that our monitoring activities will successfully detect or prevent all excessive short-term trading.

                                                                 29 - Prospectus

USAA NEW YORK FUNDS
--------------------------------------------------------------------------------

              Some investors purchase USAA fund shares through financial intermediaries that establish omnibus accounts to invest in the USAA Funds for their clients and submit net orders to purchase or redeem shares after combining client orders. Currently, such intermediaries are not required to provide the Fund with underlying trading information for their clients. The USAA family of funds reviews net activity in these omnibus accounts based on the information available to it from the intermediary and looks for activity that indicates potential excessive short-term trading activity. If we detect suspicious trading activity, we work with the intermediary to identify accounts engaged in excessive short-term trading activity. Investors engaging in excessive short-term trading through these omnibus accounts also can be warned or have their trading privileges restricted or terminated. Because the USAA family of funds does not receive underlying trade data, it must rely on the cooperation of the intermediary to provide information on the trading activity of its clients and restrict or limit excessive short-term traders.

HOW TO INVEST

              OPENING AN ACCOUNT

              You may open an account and make an investment on the Internet, by mail, bank wire, or phone as described below. You should return a complete, signed application to open your initial account. However, after you open your initial account with us, you will not need to fill out another application to invest in another fund of the USAA family of funds unless the registration is different or we need further information to verify your identity.

              As required by federal law, we must obtain certain information from you prior to opening an account. If we are unable to verify your identity, we may refuse to open your account or we may open your account and take certain actions without prior notice to you including restricting account transactions pending verification of your identity. If we subsequently are unable to verify your identity, we may close your account and return to you the value of your shares at the next calculated NAV.

              TO PURCHASE SHARES THROUGH YOUR USAA BROKERAGE ACCOUNT, PLEASE CONTACT USAA BROKERAGE SERVICES DIRECTLY. THESE SHARES

USAA New York Funds - 30

--------------------------------------------------------------------------------

              WILL BECOME PART OF YOUR USAA BROKERAGE ACCOUNT AND WILL BE SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT. ADDITIONAL FEES MAY ALSO APPLY.

              If your Fund shares are purchased, exchanged, or redeemed through a retirement account or an investment professional, the policies and procedures on these purchases, exchanges, or redemptions may vary. Additional fees may also apply to your investment in the Funds, including a transaction fee, if you buy or sell shares of the Funds through a broker or other investment professional. For more information on these fees, check with your investment professional.

              TAX ID NUMBER

              Each shareholder named on the account must provide a Social Security number or other taxpayer identification number to avoid possible tax withholding required by the Internal Revenue Code. See TAXES on page 42 for additional tax information.

              EFFECTIVE DATE

              When you make a purchase, your purchase price will be the NAV per share next determined after we receive your request in proper form (E.G., complete, signed application and payment). Each Fund's NAV is determined as of the close of the regular trading session (generally 4 p.m. Eastern Time) of the New York Stock Exchange
              (NYSE) each day it is open. If we receive your request and payment prior to that time, your purchase price will be the NAV per share determined for that day. If we receive your request or payment after that time, the purchase will be effective on the next business day.

              The Fund or the Fund's transfer agent may enter into agreements with third parties (Servicing Agents), which hold Fund shares in omnibus accounts for their customers, under which the Servicing Agents are authorized to receive orders for Fund shares on the Fund's behalf. Under these arrangements, the Fund will be deemed to have received an order when an authorized Servicing Agent receives the order. Accordingly, customer orders will be priced at the Fund's NAV next computed after they are received by an
              authorized   Servicing   Agent  even  though  the  orders

                                                                 31 - Prospectus

USAA NEW YORK FUNDS
--------------------------------------------------------------------------------

              may be transmitted to the Fund by the Servicing Agent after the time as of which the Fund calculates its NAV.

              The Fund or the Fund's transfer agent also may enter into agreements whereby orders may be executed at the NAV next calculated after receipt of the order by the Fund, with payment for the order being made on the next business day.

              If you plan to purchase Fund shares with a check, money order, traveler's check, or other similar instrument, the instrument must be written in U.S. dollars and drawn on a U.S. bank. We do not accept the following foreign instruments: checks, money orders, traveler's checks, or other similar instruments. In addition, we do not accept cash or coins.

              MINIMUM INVESTMENTS

              INITIAL PURCHASE

              *   $3,000

              ADDITIONAL PURCHASES

              * $50 minimum per transaction, per account (except on transfers from brokerage accounts into the New York Money Market Fund, which are exempt from the minimum). Employees of USAA and its affiliated companies may add to an account through payroll deduction for as little as $25 per pay period with a $3,000 initial investment.

                  There are no minimum initial or subsequent purchase payment amounts for investments in the Funds through USAA Strategic Fund Adviser(R) or USAA College Savings PlanSM. In addition, the Fund may waive or lower purchase minimums in other circumstances.

              HOW TO PURCHASE BY . . .

              INTERNET ACCESS -USAA.COM

              * You can use your personal computer to perform certain mutual fund transactions by accessing our Web site. To establish access to your account, call 800-759-8722 to obtain a personal identification number (PIN) or log on to USAA.COM and click on "register now". Once you have established Internet access, you will be able to open and fund a new mutual fund account, exchange to another fund in the

USAA New York Funds - 32

--------------------------------------------------------------------------------

                  USAA  family  of  funds,  make  redemptions,  review   account
                  activity, check balances, and more.

              MAIL

              *   To open an account, send your application and check to:

                    REGULAR MAIL:
                    USAA Investment Management Company
                    P.O. Box 659453
                    San Antonio, TX 78265-9825

                    REGISTERED OR EXPRESS MAIL:
                    USAA Investment Management Company
                    9800 Fredericksburg Road
                    San Antonio, TX 78240

              * To add to your account, send your check and the appropriate deposit stub in the business reply envelope that accompanies your Fund's transaction confirmation to:

                    REGULAR MAIL:
                    USAA Investment Management Company
                    P.O. Box 659453
                    San Antonio, TX 78265-9825

                    REGISTERED OR EXPRESS MAIL:
                    USAA Investment Management Company
                    9800 Fredericksburg Road
                    San Antonio, TX 78240

              BANK WIRE

              * To open or add to your account, call 800-531-8448 or visit our Web site at USAA.COM for instructions before wiring funds. This helps to ensure that your account will be credited promptly and correctly.

              ELECTRONIC FUNDS TRANSFER (EFT)

              * Additional purchases on a regular basis can be deducted from a bank account, paycheck, income-producing investment, or USAA money market fund account. Sign up for these services when opening an account or call 800-531-8448 to add these services.

                                                                 33 - Prospectus

USAA NEW YORK FUNDS
--------------------------------------------------------------------------------

              PHONE 800-531-8448 (IN SAN ANTONIO, 456-7202)

              * If you would like to open a new account or exchange to another fund in the USAA family of funds, call for instructions.

              USAA TOUCHLINE(R)800-531-8777 (IN SAN ANTONIO, 498-8777)

              * In addition to obtaining account balance information, last transactions, current fund prices, and return information for your Fund, you can use USAA TouchLine(R) from any touch-tone phone to access your Fund account to make selected purchases, exchange to another fund in the USAA family of funds, or make redemptions. This service is available with an Electronic Services Agreement (ESA) and EFT Buy/Sell authorization on file.

              USAA BROKERAGE SERVICES 800-531-8343 (IN SAN ANTONIO, 456-7214)

              * To purchase new and additional shares in your USAA brokerage account, call USAA Brokerage Services for instructions. Any purchase request received in good order prior to the close of the NYSE (generally 4 p.m. Eastern Time) will receive the NAV per share determined for that day, subject to the policies and procedures of your USAA brokerage account.

HOW TO REDEEM

              You may redeem Fund shares by any of the methods described below on any day the NAV per share is calculated. Redemptions are effective on the day instructions are received in a manner as described below. However, if instructions are received after the close of the NYSE (generally 4 p.m. Eastern Time), your redemption will be effective on the next business day.

              We will send you your money within seven days after the effective date of redemption. Payment for redemption of shares purchased by EFT or check is sent after the EFT or check has cleared, which could take up to ten days from the purchase date. If you are considering redeeming shares soon after purchase, you should purchase by bank wire or certified check to avoid delay. For federal income tax purposes, a redemption is a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis

USAA New York Funds - 34

--------------------------------------------------------------------------------

              in the shares originally purchased and the price of the shares received upon redemption.

              IF YOUR SHARES ARE HELD IN YOUR USAA BROKERAGE ACCOUNT WITH USAA BROKERAGE SERVICES, PLEASE CONTACT USAA BROKERAGE SERVICES FOR REDEMPTION INSTRUCTIONS. THESE SHARES ARE PART OF YOUR USAA BROKERAGE ACCOUNT, AND ANY REDEMPTION REQUEST RECEIVED IN GOOD ORDER PRIOR TO THE CLOSE OF THE NYSE (GENERALLY 4 P.M. EASTERN
              TIME) WILL RECEIVE THE NAV PER SHARE DETERMINED FOR THAT DAY, SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT.

              In addition, the Funds may elect to suspend the redemption of shares or postpone the date of payment in limited circumstances (E.G., if the NYSE is closed or when permitted by order of the SEC).

              HOW TO REDEEM BY . . .

              INTERNET, MAIL, FAX, TELEGRAM, TELEPHONE, OR TOUCHLINE(R)

              *   Access USAA.COM.

              *   Send your written instructions to:

                    REGULAR MAIL:
                    USAA Investment Management Company
                    P.O. Box 659453
                    San Antonio, TX 78265-9825

                    REGISTERED OR EXPRESS MAIL:
                    USAA Investment Management Company
                    9800 Fredericksburg Road
                    San Antonio, TX 78240

              * Send a signed fax to 800-292-8177, or send a telegram to USAA Shareholder Account Services.

              * Call toll free 800-531-8448 (in San Antonio, 456-7202) to speak with a member service representative.

              * Call toll free 800-531-8777 (in San Antonio, 498-8777) to access our 24-hour USAA TouchLine(R) service.

                                                                 35 - Prospectus

USAA NEW YORK FUNDS
--------------------------------------------------------------------------------

              Telephone redemption privileges are automatically established when you complete your application. Each Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. Before any discussion regarding your account, the following information is obtained: (1) USAA number and/or account number, (2) the name(s) on the account registration, and (3) Social Security/other taxpayer identification number or date of birth of the registered account owner(s) for the account registration. Additionally, all telephone communications with you are recorded, and confirmations of account transactions are sent to the address of record. If you were issued stock certificates for your shares, redemption by telephone, fax, telegram, or Internet is not available until these certificates are deposited with the Fund's transfer agent.

              CHECKWRITING

              * Checks can be issued for the New York Money Market Fund account. Return a signed signature card, which accompanies your application, or request a signature card separately and return it to:

                           USAA Shareholder Account Services
                           P.O. Box 659453
                           San Antonio, TX 78265-9825

              You will not be charged for the use of checks or any subsequent reorders. You may write checks in the amount of $250 or more. CHECKS WRITTEN FOR LESS THAN $250 WILL BE RETURNED UNPAID. Because the value of your account changes daily as dividends accrue, you may not write a check to close your account.

              USAA BROKERAGE SERVICES

              * Call toll free 800-531-8343 (in San Antonio, 456-7214) to speak with a member service representative.

USAA New York Funds - 36

--------------------------------------------------------------------------------

IMPORTANT INFORMATION ABOUT PURCHASES
AND REDEMPTIONS

              SHORT-TERM TRADING FEE

              Because the New York Bond Fund can experience price fluctuations, it is intended for long-term investors. It is not designed for short-term investors whose purchases and redemptions can unnecessarily disrupt the efficient management of the Fund and its investment strategy and increase the Fund's transaction costs. For these reasons, the Fund is authorized to charge up to a 2% short-term trading fee on the value of redemptions and exchanges of fund shares done within five business days of purchase. This fee will be deducted from an investor's redemption proceeds and paid directly to the Fund to help reduce transaction costs. The Fund currently is waiving the fee altogether but reserves the right to begin charging the fee at any time without prior notice to shareholders.

              Currently, financial intermediaries that establish omnibus accounts to invest in the Fund are not required to impose redemption fees on their underlying clients or submit to the Fund trading information for their clients. Once the Fund begins charging the redemption fee, it could be limited in imposing this fee on shareholders purchasing shares through intermediaries based on the cooperation of the intermediary and the capabilities of its information systems.

              Once the Fund begins charging the fee, the Fund will waive the imposition of this fee for redemptions done for financial emergencies outside of the control of the investor (E.G., for members who receive deployment orders), upon written request of an investor.

              ACCOUNT BALANCE

              USAA Shareholder Account Services, the Funds' transfer agent, may assess annually a small balance account fee of $12 to each shareholder account with a balance of less than $2,000 at the time of assessment. Accounts exempt from the fee include: (1) any account regularly purchasing additional shares each month through an automatic investment plan; (2) any account registered under the
              Uniform   Gifts/Transfers  to  Minors

                                                                 37 - Prospectus

USAA NEW YORK FUNDS
--------------------------------------------------------------------------------

              Act UGMA/UTMA);  (3) all (non-IRA) money market fund accounts; and
              (4) any account whose registered owner has an aggregate balance of$50,000 or more invested in USAA mutual funds.

              FUND RIGHTS

              Each Fund reserves the right to:

              * Reject or restrict purchase or exchange orders when in the best interest of the Fund;

              * Limit or discontinue the offering of shares of the Fund without notice to the shareholders;

              * Calculate the NAV per share on a business day that the NYSE is closed;

              * Require a signature guarantee for transactions or changes in account information in those instances where the appropriateness of a signature authorization is in question (the statement of additional information contains information on acceptable guarantors);

              * Redeem an account with less than 50 full shares, with certain limitations; and

              * Restrict or liquidate an account when necessary or appropriate to comply with federal law.

EXCHANGES

              EXCHANGE PRIVILEGE

              The exchange privilege is automatic when you complete your application. You may exchange shares among funds in the USAA family of funds, provided you do not hold these shares in stock certificate form and the shares to be acquired are offered in your state of residence. Only New York residents may exchange into a New York Fund.

              Exchanges made through USAA TouchLine(R) and the Internet require an Electronic Services Agreement (ESA) on file. After we receive the exchange orders, the Funds' transfer agent will simultaneously process exchange redemptions and purchases at the share prices next determined. The investment minimums applicable to share purchases also

USAA New York Funds - 38

--------------------------------------------------------------------------------

              apply to exchanges. For federal income tax purposes, an exchange between funds is a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares originally purchased and the price of the shares received upon exchange.

              IF YOUR SHARES ARE HELD IN YOUR USAA BROKERAGE ACCOUNT WITH USAA BROKERAGE SERVICES, PLEASE CONTACT USAA BROKERAGE SERVICES REGARDING EXCHANGE POLICIES. THESE SHARES WILL BECOME PART OF YOUR USAA BROKERAGE ACCOUNT, AND ANY EXCHANGE REQUEST RECEIVED IN GOOD ORDER PRIOR TO THE CLOSE OF THE NYSE (GENERALLY 4 P.M. EASTERN
              TIME) WILL RECEIVE THE NAV PER SHARE DETERMINED FOR THAT DAY, SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT.

              The Funds have undertaken certain procedures regarding telephone transactions as described on page 36.

              EXCHANGE LIMITATIONS

              To minimize fund costs and to protect the New York Bond Fund and its shareholders from unfair expense burdens, the Fund restricts excessive exchanges. The limit on exchanges out of any fund in the USAA family of funds for each account is six per calendar year (except there is no limitation on exchanges out of the USAA Short-Term Fund, the USAA Short-Term Bond Fund, or any of the money market funds in the USAA family of funds). However, each fund reserves the right to reject a shareholder's purchase or exchange orders into a fund at any time when in the best interest of the fund. The New York Bond Fund may still restrict an investor's account from further purchases or exchanges even if the investor has complied with the exchange policy if the investor is engaged in excessive short-term trading. See THE NEW YORK BOND FUND'S RIGHT TO REJECT PURCHASE AND EXCHANGE ORDERS AND LIMIT TRADING IN ACCOUNTS on page 29.

              For purposes of this policy, all exchanges from the New York Bond Fund on a trading day are counted only as one exchange. The following transactions are not counted as exchanges for purposes of this policy:

              *   Transactions   done  under   automatic   purchase   plans  and
                  systematic withdrawal plans;

                                                                 39 - Prospectus

USAA NEW YORK FUNDS
--------------------------------------------------------------------------------

              * Transactions done to meet minimum distribution requirements from retirement accounts; and

              *   Transactions   done   to   effect   an   IRA   conversion   or
                  redistribution to a different retirement account.

              In addition, each fund reserves the right to terminate or change the terms of an exchange offer.

SHAREHOLDER INFORMATION

              SHARE PRICE CALCULATION

              The price at which you purchase and redeem Fund shares is equal to the NET ASSET VALUE (NAV) PER SHARE determined on the effective date of the purchase or redemption. You may buy and sell Fund shares at the NAV per share without a sales charge. Each Fund's NAV per share is calculated as of the close of the NYSE (generally 4 p.m. Eastern Time) each day that the NYSE is open for regular trading. The NYSE is closed on most national holidays and Good Friday.

      ----------------------------------------------------------------
                                    TOTAL ASSETS - TOTAL LIABILITIES
      [ARROW] NAV PER SHARE  =      --------------------------------
                                            NUMBER OF SHARES
                                               OUTSTANDING
      ----------------------------------------------------------------

              VALUATION OF SECURITIES

              Securities of the New York Bond Fund are generally traded in the over-the-counter market and are valued each business day by a pricing service (the Service) approved by the Fund's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices those securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers in securities; and general market conditions. In addition, securities purchased with maturities of 60 days or less and all securities of the New York Money Market Fund are

USAA New York Funds - 40

--------------------------------------------------------------------------------

              stated  at  amortized  cost,  which  approximates   market  value.
              Repurchase agreements are valued at cost.

              Investments in open-end investment companies are valued at their net asset value at the end of each business day. Futures contracts are valued at the last quoted sales price.

              Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith by us at fair value using valuation procedures approved by the Fund's Board of Directors. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause a Fund's NAV to be more reliable than it otherwise would be.

              Fair value methods used by the New York Bond Fund include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotations systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influences the market in which the securities are purchased and sold.

              For additional information on how securities are valued, see VALUATION OF SECURITIES in the Funds' statement of additional information.

              DIVIDENDS AND OTHER DISTRIBUTIONS

              Distributions from each Fund's net investment income are declared daily and paid on the last business day of each month. Dividends begin accruing on shares the day following their purchase date and continue to accrue to the effective date of redemption. Ordinarily, any realized capital gain distributions will be paid in December of each year. The Funds may make additional distributions to shareholders when considered appropriate or necessary. For example, a Fund could make an additional distribution to avoid the imposition of any federal income or excise tax.

                                                                 41 - Prospectus

USAA NEW YORK FUNDS
--------------------------------------------------------------------------------

              We will automatically reinvest all NET INVESTMENT INCOME DIVIDENDS and REALIZED CAPITAL GAIN DISTRIBUTIONS in additional shares of the distributing Fund unless you instruct us differently. The share price will be the NAV of the Fund shares computed on the ex-distribution date. Any realized capital gain distributions made by the New York Bond Fund will reduce the NAV per share by the amount of the distribution on the ex-distribution date. You should consider carefully the effects of purchasing shares of the New York Bond Fund shortly before any realized capital gain distribution. Some or all of these distributions are subject to taxes. If you become a resident of a state other than New York, we will mail a check for proceeds of income dividends to you monthly.

      --------------------------------------------------------------------------
      [ARROW] NET  INVESTMENT  INCOME  DIVIDENDS  PAYMENTS  TO SHARE  HOLDERS OF
              INCOME  FROM   DIVIDEND  AND   INTEREST   GENERATED  BY  A  FUND'S
              INVESTMENTS.

      [ARROW] REALIZED CAPITAL GAIN  DISTRIBUTIONS  PAYMENTS TO SHARE HOLDERS OF
              GAINS REALIZED ON SECURITIES THAT A FUND HAS SOLD AT A PROFIT, MINUS ANY REALIZED LOSSES.
      --------------------------------------------------------------------------

              We will invest in your account any dividend or other distribution payment returned to us at the then-current NAV per share. Dividend and other distribution checks become void six months from the date on the check. The amount of the voided check will be invested in your account at the then-current NAV per share.

              TAXES

              The following tax information is quite general and refers to the federal income tax law in effect as of the date of this prospectus. While we manage the Funds so that at least 80% of each Fund's annual interest income will be exempt from federal and state income taxes, we may invest up to 20% of each Fund's assets in securities that generate income not exempt from those taxes. The interest income exemption for federal income tax purposes does not necessarily mean that the income is exempt under the income or other tax laws of any state or local taxing authority. A Fund's interest income also may be a tax preference item for purposes of the AMT. As discussed earlier on page 19 and 20, net capital gain distributed by or reinvested in a Fund will be taxable. In addition,

USAA New York Funds - 42

--------------------------------------------------------------------------------

              gains, if any, on the redemption of a Fund's shares are taxable. A 15% maximum federal income tax rate will apply (1) through 2008 to the gain on an individual shareholder's redemption of Fund shares held for more than a year and (2) to a Fund's distributions to individual shareholders of net capital gain it recognizes on sales or exchanges through March 31, 2009, of capital assets it holds for more than one year. Although that rate also applies to certain taxable dividends, it is not expected that any Fund's income dividends will qualify for that rate. Because each investor's tax circumstances are unique and because the tax laws are subject to change, we recommend that you consult your tax adviser about your investment.

              WITHHOLDING

              Federal law requires each Fund to withhold and remit to the U.S. Treasury 28% of (1) taxable net investment income dividends, realized capital gain distributions, and proceeds of redemptions (other than redemptions of New York Money Market Fund shares) otherwise payable to any non-corporate shareholder who fails to furnish the Fund with a correct taxpayer identification number (together with the withholding described in the next clause, "backup withholding") and (2) those dividends and distributions otherwise payable to any such shareholder who:

              *   Underreports dividend or interest income or

              * Fails to certify that he or she is not subject to backup withholding.

              To avoid this withholding requirement, you must certify, on your application or on a separate IRS Form W-9 supplied by the Fund's transfer agent, that your taxpayer identification number is correct and you are not currently subject to backup withholding.

              REPORTING

              Each Fund will report information to you annually concerning the tax status of dividends and other distributions for federal income tax purposes, including the portion of the dividends constituting a tax preference item for purposes of the federal AMT and the percentage and source (by state) of interest income earned on tax-exempt securities held by that Fund during the preceding year.

                                                                 43 - Prospectus

USAA NEW YORK FUNDS
--------------------------------------------------------------------------------

              NEW YORK TAXATION

              The following is only a general summary of certain New York state and local tax considerations generally affecting the Funds' shareholders. This is not intended as a substitute for careful tax planning. Potential investors in the Funds should consult their tax advisers with specific reference to their own tax situations.

              Each Fund intends to satisfy the requirements of applicable law so as to pay dividends, as described below, that are exempt from New York State and New York City personal income taxes. Dividends derived from interest on qualifying New York Municipal Obligations (including certain territories and possessions of the United States such as Puerto Rico, the Virgin Islands, and Guam) will be exempt from New York State and New York City personal income taxes, but not New York State corporate franchise tax or New York City general corporation tax. Investment in a Fund, however, may result in liability for state and/or local taxes for individual shareholders subject to taxation by states other than New York State or cities other than New York City because the exemption from New York State and New York City personal income taxes does not prevent such other jurisdictions from taxing individual shareholders on dividends received from the Funds. For New York State and New York City personal income tax purposes, distributions of net long-term capital gains will be taxable at the same rates as ordinary income. Dividends and distributions derived from income (including capital gains on all New York Municipal Obligations) other than interest on qualifying New York Municipal Obligations are not exempt from New York State and New York City taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund is not deductible for New York State and New York City personal income tax purposes. You will receive an annual notification stating your portion of each Fund's tax-exempt income attributable to qualified New York Municipal Obligations.

USAA New York Funds - 44

--------------------------------------------------------------------------------

              SHAREHOLDER MAILINGS

              HOUSEHOLDING

              Through our ongoing efforts to help reduce Fund expenses, each household will receive a single copy of the Funds' most recent financial reports and prospectus even if you or a family member own more than one account in the Funds. For many of you, this eliminates duplicate copies and saves paper and postage costs to the Funds. However, if you would like to receive individual copies, please call us and we will begin your individual delivery within 30 days of your request.

              ELECTRONIC DELIVERY

              Log  on to  USAA.COM  and  sign  up to  receive  your  statements,
              confirmations,   financial  reports,   and  prospectuses  via  the
              Internet instead of through the mail.

FINANCIAL HIGHLIGHTS

              The following financial highlights tables are intended to help you understand each Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all net investment income and realized capital gain distributions).

              The information for the fiscal years ended March 31, 2005, 2004, and 2003, has been audited by Ernst & Young LLP, whose report, along with the Funds' financial statements, are included in the annual report, which is available upon request. The information prior to fiscal year 2003, was audited by another independent registered public accounting firm.

                                                                 45 - Prospectus

USAA NEW YORK FUNDS
--------------------------------------------------------------------------------

NEW YORK BOND FUND

                                           YEARS ENDED MARCH 31,
                       ---------------------------------------------------------
                          2005       2004       2003       2002       2001
                       ---------------------------------------------------------
Net asset value at
  beginning of period  $   12.06  $   11.93  $   11.37  $   11.58  $   10.79

Income (loss) from
  investment
  operations:
   Net investment income     .52        .54        .54        .57        .59
   Net realized and
    unrealized gain (loss)  (.17)       .13        .56       (.21)       .79
                       ---------------------------------------------------------
Total from investment
  operations                 .35        .67       1.10        .36       1.38
                       ---------------------------------------------------------
Less distributions:
  From net investment
   income                   (.52)      (.54)      (.54)      (.57)      (.59)
                       ---------------------------------------------------------
Net asset value at
  end of period        $   11.89  $   12.06  $   11.93  $   11.37  $   11.58
                       =========================================================
Total return (%)*           3.03       5.72       9.83       3.10      13.24

Net assets at end
  of period (000)      $ 132,381  $ 130,742  $ 128,765  $ 114,711  $ 103,283

Ratio of expenses
  to average net
  assets (%)**(b)            .70        .69        .68        .61a       .50(a)

Ratio of expenses
  to average net
  assets, excluding
  reimbursements (%)**(b)     -         -         -           .61        .58

Ratio of net investment
  income to average
  net assets (%)**          4.41       4.48       4.59       4.89       5.36

Portfolio turnover (%)     12.96       7.94      12.03       9.41      13.87

* Assumes reinvestment of all net investment income distributions during the period.

**   For the year ended March 31, 2005, average net assets were $128,161,000.

(a) Prior to August 1, 2001, the Manager had voluntarily agreed to limit the Fund's expense ratio to 0.50% of the Fund's average net assets.

(b) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly The Fund's expenses paid indirectly decreased the expense ratios as follows:
                            (.00%)(+)  (.00%)(+)  (.00%)(+)  (.02%)     -

     (+) Represents less than 0.01% of average net assets.

USAA New York Funds - 46

--------------------------------------------------------------------------------

NEW YORK MONEY MARKET FUND

                                           YEARS ENDED MARCH 31,
                       ---------------------------------------------------------
                           2005      2004      2003       2002       2001
                       ---------------------------------------------------------
Net asset value at
 beginning of period   $    1.00  $    1.00  $    1.00  $    1.00  $    1.00

Income from investment
 operations:
  Net investment income      .01        .01        .01        .02        .03

Less distributions:
 From net investment
  income                    (.01)      (.01)      (.01)      (.02)      (.03)
                       ---------------------------------------------------------
Net asset value at
 end of period         $    1.00  $    1.00  $    1.00  $    1.00  $    1.00
                       =========================================================
Total return (%)*            .90        .53        .90       1.79       3.62

Net assets at end
 of period (000)       $  82,631  $  76,324  $  91,767  $  99,314  $ 100,805

Ratio of expenses
 to average net
 assets (%)**(c)             .60(a)     .60(a)     .60(a)     .57(a)     .50(b)

Ratio of expenses
 to average  net
 assets, excluding
 reimbursements (%)**(c)     .64        .65        .63        .60        .58

Ratio of net investment
 income to average
 net assets (%)**            .90        .53        .90       1.77       3.54

* Assumes reinvestment of all net investment income distributions during the period.

**   For the year ended March 31, 2005, average net assets were $78,371,000.

(a) Effective August 1, 2001, the Manager voluntarily agreed to limit the Fund's expense ratio to 0.60% of the Fund's average annual net assets.

(b) Prior to August 1, 2001, the Manager voluntarily agreed to limit the Fund's expense ratio to 0.50% of the Fund's average annual net assets.

(c) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly did not affect the Fund's expense ratios.

                                                                 47 - Prospectus

USAA NEW YORK FUNDS
--------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE
FUNDS' INVESTMENT POLICIES

              THE FOLLOWING ARE DESCRIPTIONS OF CERTAIN INVESTMENT POLICIES OF THE NEW YORK FUNDS AND TYPES OF SECURITIES IN WHICH THE FUNDS' ASSETS MAY BE INVESTED:

              ADJUSTABLE-RATE SECURITIES

              Each Fund's assets may be invested in adjustable-rate securities. Similar to variable-rate demand notes, the interest rate on such securities is adjusted periodically to reflect current market conditions. Generally, the security's yield is based on a U.S. dollar-based interest rate benchmark such as the London Interbank Offered Rate (LIBOR) or the BMA Municipal Swap Index Yield (BMA). These interest rates are adjusted at a given time, such as weekly or monthly or upon change in the interest rate benchmark. The yields are closely correlated to changes in money market interest rates. However, these securities do not offer the right to sell the security at face value prior to maturity.

              FUTURES

              Under certain circumstances, the New York Bond Fund may buy and sell certain types of futures contracts. Futures contracts are publicly traded contracts to buy or sell an underlying asset or group of assets, such as a treasury bond or an index of securities, at a future time at a specified price. For more information on futures, see the statement of additional information.

              ILLIQUID SECURITIES

              Up to 15% of the New York Bond Fund's net assets and up to 10% of the New York Money Market Fund's net assets may be invested in securities that are illiquid. Illiquid securities are those securities which cannot be disposed of in the ordinary course of business, seven days or less, at approximately the same value at which the Fund has valued the securities.

              Lease obligations and certain put bonds subject to restrictions on transfer may be determined to be liquid in accordance with the guidelines established by the Funds' Board of Directors.

USAA New York Funds - 48

--------------------------------------------------------------------------------

              In determining the liquidity of a lease obligation, we will consider: (1) the frequency of trades and quotes for the lease obligation; (2) the number of dealers willing to purchase or sell the lease obligation and the number of other potential purchasers;
              (3) dealer  undertakings to make a market in the lease obligation;
              (4) the nature of the marketplace trades, including the time needed to dispose of the lease obligation, the method of soliciting offers, and the mechanics of transfer; (5) whether the lease obligation is of a size that will be attractive to institutional investors; (6) whether the lease obligation contains a non-appropriation clause and the likelihood that the obligor will fail to make an appropriation therefor; and (7) such other factors as we may determine to be relevant to such determination.

              In determining the liquidity of put bonds with restrictions on transfer, we will evaluate the credit quality of the party providing the put or demand feature.

              INVERSE FLOATING RATE SECURITIES

              Up to 10% of the New York Bond Fund's net assets may be invested in municipal securities whose coupons vary inversely with changes in short-term tax-exempt interest rates and thus are considered a leveraged investment in an underlying municipal bond (or securities with similar economic characteristics). These securities present special risks for two reasons: (1) if short-term interest rates rise (fall), the income the Fund earns on the inverse floating rate security will fall (rise); and (2) if long-term interest rates rise (fall) the value of the inverse floating rate security will fall (rise) more than the value of the underlying bond because of the leveraged nature of the investment. The Fund will seek to buy these securities at attractive values and yields that more than compensate the Fund for the securities' price volatility.

              MUNICIPAL LEASE OBLIGATIONS

              Each Fund's assets may be invested in a variety of instruments commonly referred to as municipal lease obligations, including leases and certificates of participation in such leases and contracts.

              Certain lease obligations contain "non-appropriation" clauses, which provide that the municipality has no obligation to make lease obligation

                                                                 49 - Prospectus

USAA NEW YORK FUNDS
--------------------------------------------------------------------------------

              payments in future years unless money is appropriated for such purpose on a yearly basis.

              PERIODIC AUCTION RESET BONDS

              The New York Bond Fund may invest in tax-exempt periodic auction reset bonds. Periodic auction reset bonds are bonds whose interest rates are reset periodically through an auction mechanism. For purposes of calculating the portfolio weighted average maturity of the Fund, the maturity of periodic auction reset bonds will be deemed to be the next interest reset date, rather than the remaining stated maturity of the instrument.

              Periodic auction reset bonds, similar to short-term debt instruments, are generally subject to less interest rate risk than long-term fixed rate debt instruments because the interest rate will be periodically reset in a market auction. Periodic auction reset bonds with a long remaining stated maturity (I.E., ten years or more), however, could have greater market risk than fixed short-term debt instruments, arising from the possibility of auction failure or insufficient demand at an auction, resulting in greater price volatility of such instruments compared to fixed short-term bonds.

              PUT BONDS

              Each Fund's assets may be invested in tax-exempt securities (including securities with variable interest rates) that may be redeemed or sold back (put) to the issuer of the security or a third party prior to stated maturity (put bonds). Such securities will normally trade as if maturity is the earlier put date, even though stated maturity is longer. For the New York Bond Fund, maturity for put bonds is deemed to be the date on which the put becomes exercisable. Generally, maturity for put bonds for the New York Money Market Fund is determined as stated under Variable-Rate Demand Notes.

              SYNTHETIC INSTRUMENTS

              Each Fund's assets may be invested in tender option bonds, bond receipts, and similar synthetic municipal instruments. A synthetic instrument is a security created by combining an intermediate- or long-term municipal bond with a right to sell the instrument back to the remarketer or liquidity provider for repurchase on short notice. This right to sell is commonly referred to as a tender option. Usually, the tender option is

USAA New York Funds - 50

--------------------------------------------------------------------------------

              backed by a conditional guarantee or letter of credit from a bank or other financial institution. Under its terms, the guarantee may expire if the municipality defaults on payments of interest or principal on the underlying bond, if the credit rating of the municipality is downgraded, or if the underlying bond loses its tax-exempt treatment. Synthetic instruments involve structural risks that could adversely affect the value of the instrument or could result in a Fund holding an instrument for a longer period of time than originally anticipated.

              VARIABLE-RATE DEMAND NOTES

              Each Fund's assets may be invested in tax-exempt securities, which provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. The effective maturity for these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements. These interest rate adjustments can both raise and lower the income generated by such securities. These changes will have the same effect on the income earned by the Fund depending on the proportion of such securities held.

              In the case of the New York Money Market Fund only, any variable rate instrument with a demand feature will be deemed to have a maturity equal to either the date on which the underlying principal amount may be recovered through demand or the next rate adjustment date consistent with applicable regulatory requirements.

              WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES

              Each Fund's assets may be invested in securities offered on a when-issued or delayed-delivery basis.

              * Delivery and payment take place after the date of the commitment to purchase, normally within 45 days. Both price and interest rate are fixed at the time of commitment.

              * The Funds do not earn interest on the securities until settlement, and the market value of the securities may fluctuate between purchase and settlement.

              *   Such securities can be sold before settlement date.

                                                                 51 - Prospectus

USAA NEW YORK FUNDS
--------------------------------------------------------------------------------

              ASSET COVERAGE

              Each Fund will cover transactions in futures, as well as when-issued or delayed-delivery securities as required under applicable interpretations of the Securities and Exchange Commission, by segregating cash or liquid securities in an amount equal to or exceeding the Fund's commitment with respect to the contracts or securities.

              ZERO COUPON BONDS

              Each Fund's assets may be invested in zero coupon bonds. A zero coupon bond is a security that is sold at a deep discount from its face value, makes no periodic interest payments, and is redeemed at face value when it matures. The lump sum payment at maturity increases the price volatility of the zero coupon bond to changes in interest rates when compared to a bond that distributes a semiannual coupon payment. In calculating its dividend, each Fund records as income the daily amortization of the purchase discount.

              OTHER INVESTMENT COMPANIES

              Each Fund may invest in securities issued by other investment companies that invest in eligible quality, short-term debt securities and seek to maintain a $1 net asset value per share, I.E., "money market" funds. In addition, the New York Bond Fund may invest in securities issued by other non-money market investment companies (including exchange-traded funds) that invest in the types of securities in which the Fund itself is permitted to invest. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears in connection with its own operations. The Fund may invest in securities issued by other investment companies subject to statutory limitations prescribed by the 1940 Act.

              ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENT POLICIES AND THE SECURITIES IN WHICH THE FUNDS MAY INVEST IS PROVIDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

USAA New York Funds - 52

                                   APPENDIX A
--------------------------------------------------------------------------------

TAXABLE-EQUIVALENT YIELD TABLE


Combined 2005 Federal Income Tax and
New York State Personal Income Tax Rates

Assuming a Federal
Marginal Tax Rate of:     25.0%         28.0%         33.0%        35.0%

and a State Rate of:      6.85%         7.25%         7.25%        7.70%

The Effective Marginal
Tax Rate Would be:      30.14%(a)      33.22%(b)     37.86%(c)    40.01%(d)

To Match a Double
Tax-Free Yield of:    A Fully Taxable Investment Would Have to  Pay You:

================================================================================
       1.00%              1.43%         1.50%         1.61%        1.67%
--------------------------------------------------------------------------------
       1.50%              2.15%         2.25%         2.41%        2.50%
--------------------------------------------------------------------------------
       2.00%              2.86%         2.99%         3.22%        3.33%
--------------------------------------------------------------------------------
       2.50%              3.58%         3.74%         4.02%        4.17%
--------------------------------------------------------------------------------
       3.00%              4.29%         4.49%         4.83%        5.00%
--------------------------------------------------------------------------------
       3.50%              5.01%         5.24%         5.63%        5.83%
--------------------------------------------------------------------------------
       4.00%              5.73%         5.99%         6.44%        6.67%
--------------------------------------------------------------------------------
       4.50%              6.44%         6.74%         7.24%        7.50%
--------------------------------------------------------------------------------
       5.00%              7.16%         7.49%         8.05%        8.33%
--------------------------------------------------------------------------------
       5.50%              7.87%         8.24%         8.85%        9.17%
--------------------------------------------------------------------------------
       6.00%              8.59%         8.98%         9.66%       10.00%
--------------------------------------------------------------------------------
       6.50%              9.30%         9.73%        10.46%       10.83%
--------------------------------------------------------------------------------
       7.00%             10.02%        10.48%        11.26%       11.67%
================================================================================

(a)   Federal Rate of 25.0% + (New York State Rate of 6.85%  x (1-25.0%))

(b)   Federal Rate of 28.0% + (New York State Rate of 7.25%  x (1-28.0%))

(c)   Federal Rate of 33.0% + (New York State Rate of 7.25%  x (1-33.0%))

(d)   Federal Rate of 35.0% + (New York State Rate of 7.70%  x (1-35.0%))

                                                                 53 - Prospectus

                                   APPENDIX A
--------------------------------------------------------------------------------

     Where applicable, the table assumes the highest state and city rates corresponding to the federal marginal tax rate. An investor's tax rates may exceed the rates shown in the above tables if such investor does not itemize deductions for federal income tax purposes or due to the reduction or possible elimination of the personal exemption deduction for high-income taxpayers and an overall limit on itemized deductions. For taxpayers who pay alternative minimum tax, tax-free yields may be equivalent to lower taxable yields than those shown above. Likewise, for shareholders who are subject to income taxation by states other than New York, tax-free yields may be equivalent to lower taxable yields than those shown above. The above table does not apply to corporate investors.

     A fully taxable investment is a bond that pays taxable interest or a mutual fund that pays dividends that are attributable to taxable interest.

     This table is a hypothetical illustration and should not be considered an indication of Fund performance of any of the USAA family of funds.

     These rates were selected as examples that would be relevant to most taxpayers.

USAA New York Funds - 54

--------------------------------------------------------------------------------

TAXABLE-EQUIVALENT YIELD TABLE


Combined 2005 Federal Income Tax and New York
State and New York City Personal Income Tax Rates

Assuming a Federal
Marginal Tax Rate of:      25.0%         28.0%         33.0%        35.0%

and a Combined State
and City Rate of:         10.50%        11.30%        11.30%       12.15%

The Effective Marginal
Tax Rate Would be:        32.87%(e)     36.14%(f)     40.57%(g)    42.90%(h)

To Match a Triple
Tax-Free Yield of:         A Fully Taxable Investment Would Have to Pay You:

================================================================================
         1.00%             1.49%         1.57%         1.68%        1.75%
--------------------------------------------------------------------------------
         1.50%             2.23%         2.35%         2.52%        2.63%
--------------------------------------------------------------------------------
         2.00%             2.98%         3.13%         3.37%        3.50%
--------------------------------------------------------------------------------
         2.50%             3.72%         3.91%         4.21%        4.38%
--------------------------------------------------------------------------------
         3.00%             4.47%         4.70%         5.05%        5.25%
--------------------------------------------------------------------------------
         3.50%             5.21%         5.48%         5.89%        6.13%
--------------------------------------------------------------------------------
         4.00%             5.96%         6.26%         6.73%        7.00%
--------------------------------------------------------------------------------
         4.50%             6.70%         7.05%         7.57%        7.88%
--------------------------------------------------------------------------------
         5.00%             7.45%         7.83%         8.41%        8.76%
--------------------------------------------------------------------------------
         5.50%             8.19%         8.61%         9.25%        9.63%
--------------------------------------------------------------------------------
         6.00%             8.94%         9.39%        10.10%       10.51%
--------------------------------------------------------------------------------
         6.50%             9.68%        10.18%        10.94%       11.38%
--------------------------------------------------------------------------------
         7.00%            10.43%        10.96%        11.78%       12.26%
================================================================================

(e) Federal Rate of 25.0% + (New York State Rate of 6.85% + City Rate of 3.65% x (1-25.0%))

(f) Federal Rate of 28.0% + (New York State Rate of 7.25% + City Rate of 4.05% x (1-28.0%))

(g) Federal Rate of 33.0% + (New York State Rate of 7.25% + City Rate of 4.05% x (1-33.0%))

(h) Federal Rate of 35.0% + (New York State Rate of 7.70% + City Rate of 4.45% x (1-35.0%))

                                                                 55 - Prospectus

                                   APPENDIX A
--------------------------------------------------------------------------------

     Where applicable, the table assumes the highest state and city rates corresponding to the federal marginal tax rate. An investor's tax rates may exceed the rates shown in the above tables if such investor does not itemize deductions for federal income tax purposes or due to the reduction or possible elimination of the personal exemption deduction for high-income taxpayers and an overall limit on itemized deductions. For taxpayers who pay alternative minimum tax, tax-free yields may be equivalent to lower taxable yields than those shown above. Likewise, for shareholders who are subject to income taxation by states other than New York, tax-free yields may be equivalent to lower taxable yields than those shown above. The above table does not apply to corporate investors.

     A fully taxable investment is a bond that pays taxable interest or a mutual fund that pays dividends that are attributable to taxable interest.

     This table is a hypothetical illustration and should not be considered an indication of Fund performance of any of the USAA family of funds.

     These rates were selected as examples that would be relevant to most taxpayers.

USAA New York Funds - 56

                    INVESTMENT      USAA Investment Management Company
                      ADVISER,      P.O. Box 659453
                ADMINISTRATOR,      San Antonio, Texas 78265-9825
                  UNDERWRITER,
               AND DISTRIBUTOR


                TRANSFER AGENT      USAA Shareholder Account Services
                                    P.O. Box 659453
                                    San Antonio, Texas 78265-9825


                 CUSTODIAN AND      State Street Bank and Trust Company
              ACCOUNTING AGENT      P.O. Box 1713
                                    Boston, Massachusetts


                     TELEPHONE      Call toll free - Central Time
              ASSISTANCE HOURS      Monday - Friday 7 a.m. to 10 p.m.
                                    Saturday 8:30 a.m. to 5 p.m.
                                    Sunday 10:30 a.m. to 7 p.m.


                   FOR ACCOUNT      800-531-8448 in San Antonio, 456-7202
         SERVICING, EXCHANGES,
                OR REDEMPTIONS


               RECORDED MUTUAL      24-Hour Service (from any phone)
             FUND PRICE QUOTES      800-531-8066 in San Antonio, 498-8066



                   MUTUAL FUND      (from touch-tone phones only)
             USAA TOUCHLINE(R)      For account balance, last transaction, fund
                                    prices, or to exchange/redeem fund shares
                                    800-531-8777 in San Antonio, 498-8777


               INTERNET ACCESS      USAA.COM

                                                                       [GRAPHIC]
                                                                        Recycled
                                                                           Paper

[USAA         9800 Fredericksburg Road                     ----------------
EAGLE         San Antonio, Texas  78288                       PRSRT STD
LOGO (R)]                                                   U.S. Postage
                                                                PAID
                                                                USAA
                                                            ---------------

Receive this document
and others electronically.
Sign up at USAA.COM.

================================================================================

          If you would like more information about the Funds, you may call 800-531-8181 to request a free copy of the Funds' statement of additional information (SAI), annual or semiannual reports, or to ask other questions about the Funds. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during the last fiscal year. The Funds' annual and semiannual reports also can be viewed on USAA.COM. A complete description of the Funds' policies and procedures with respect to the disclosure of each Fund's portfolio securities is available in the Fund's SAI. The SAI is not available on USAA.COM because of cost considerations combined with the lack of investor demand.

          To view these documents, along with other related documents, you can visit the EDGAR database on the SEC's Web site (www.sec.gov) or the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room can be obtained by calling 202-942-8090. Additionally, copies of this information can be obtained, after payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the Commission, Washington, DC 20549-0102.

================================================================================

          [USAA       WE KNOW WHAT IT MEANS TO SERVE(R).
          EAGLE      ------------------------------------
          LOGO (R)]     INSURANCE  *  MEMBER SERVICES



17001-0805 Investment Company Act File No. 811-3333 (C) 2005, USAA. All rights reserved.

                                     Part A

                               Prospectus for the
                               Virginia Bond and
                          Virginia Money Market Funds

[USAA EAGLE LOGO(R)]

                       USAA VIRGINIA FUNDS


                   USAA
            Investments


                           [PHOTOGRAPH OMITTED]



                           P R O S P E C T U S
--------------------------------------------------------------------------------

         AUGUST 1, 2005    Virginia Bond Fund
                           Virginia Money Market Fund

                           Shares of the Virginia Funds are offered only to Virginia residents. The delivery of this prospectus is not an offer in any state where shares of the Virginia Funds may not lawfully be made.

                           As with other mutual funds, the Securities and Exchange Commission has not approved or disapproved of these Funds' shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Table of CONTENTS
--------------------------------------------------------------------------------

WHAT ARE EACH FUND'S INVESTMENT
OBJECTIVES AND PRINCIPAL STRATEGIES?                             2

WHAT ARE THE PRINCIPAL RISKS OF INVESTING
IN THESE FUNDS?                                                  2

COULD THE VALUE OF YOUR INVESTMENT
IN THESE FUNDS FLUCTUATE?                                        4

FEES AND EXPENSES                                               10

FUND INVESTMENTS                                                12

FUND MANAGEMENT                                                 24

USING MUTUAL FUNDS IN AN
INVESTMENT PROGRAM                                              26

HOW TO INVEST                                                   30

HOW TO REDEEM                                                   34

IMPORTANT INFORMATION ABOUT
PURCHASES AND REDEMPTIONS                                       36

EXCHANGES                                                       38

SHAREHOLDER INFORMATION                                         39

FINANCIAL HIGHLIGHTS                                            45

ADDITIONAL INFORMATION ABOUT THE
FUNDS' INVESTMENT POLICIES                                      48

APPENDIX A                                                      53

                                                                  1 - Prospectus

USAA VIRGINIA FUNDS
--------------------------------------------------------------------------------

USAA INVESTMENT MANAGEMENT COMPANY (IMCO) MANAGES THESE FUNDS. FOR EASIER READING, IMCO WILL BE REFERRED TO AS "WE" OR "US" THROUGHOUT THE PROSPECTUS.

WHAT ARE EACH FUND'S INVESTMENT OBJECTIVES
AND PRINCIPAL STRATEGIES?

              Each Fund has a common objective of providing Virginia investors with a high level of current interest income that is exempt from federal and Virginia state income taxes. The Virginia Money Market Fund has a further objective of preserving capital and maintaining liquidity. Each Fund has separate investment policies to achieve its objective.

              VIRGINIA BOND FUND

              The Virginia Bond Fund invests primarily in long-term investment-grade Virginia tax-exempt securities. The Fund's dollar-weighted average portfolio maturity is not restricted, but is expected to be greater than ten years.

              VIRGINIA MONEY MARKET FUND

              The Virginia Money Market Fund invests in high-quality Virginia tax-exempt securities with remaining maturities of 397 days or less.

              Because any investment involves risk, there is no assurance that the Funds' objectives will be achieved. See FUND INVESTMENTS on page 12 for more information.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING
IN THESE FUNDS?

              The three principal risks of investing in these Funds are credit risk, interest rate risk, and management risk. As with other mutual funds, losing money is also a risk of investing in these Funds.

              * CREDIT RISK involves the possibility that a borrower cannot make timely interest and principal payments on its securities.

USAA Virginia Funds - 2

--------------------------------------------------------------------------------

              * INTEREST RATE RISK involves the possibility that the value of each Fund's investments will decline because of an increase in interest rates, adverse changes in supply and demand for tax-exempt securities, or other market factors.

                  IF INTEREST RATES INCREASE: the yield of each Fund may increase. In addition, the market value of the Virginia Bond Fund's securities will likely decline, adversely affecting the Fund's net asset value and total return.

                  IF INTEREST RATES DECREASE: the yield of each Fund may decrease. In addition, the market value of the Virginia Bond Fund's securities may increase, which would likely increase the Fund's net asset value and total return.

                  The credit and interest rate risks may be magnified because each Fund concentrates its investments in Virginia tax-exempt securities.

              * MANAGEMENT RISK involves the possibility that the investment techniques and risk analyses used by each Fund's managers will not produce the desired results.

              Other risks of investing in either Fund include call risk and structural risk. See pages 15 and 16 for more information on these risks.

              As you consider an investment in either Fund, you should also take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods.

              An investment in either Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Virginia Money Market Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in that Fund.

              You will find more detailed information about the risks you will face as a Fund shareholder throughout the prospectus.

                                                                  3 - Prospectus

USAA VIRGINIA FUNDS
--------------------------------------------------------------------------------

COULD THE VALUE OF YOUR INVESTMENT
IN THESE FUNDS FLUCTUATE?

              Yes, it could. In fact, the value of your investment in the Virginia Bond Fund will fluctuate with the changing market values of the investments in the Fund. We manage the Virginia Money Market Fund in accordance with strict Securities and Exchange Commission (SEC) guidelines designed to preserve the Fund's value at $1 per share, although, of course, we cannot guarantee that the value will remain at $1 per share.

              The value of the securities in which the Virginia Bond Fund invests typically fluctuates inversely with changes in the general level of interest rates. Changes in the creditworthiness of issuers and changes in other market factors such as the relative supply of and demand for tax-exempt securities also create value fluctuations.

              The bar charts shown on the following pages illustrate each Fund's volatility and performance from year to year for each full calendar year over the past ten years.

              TOTAL RETURN

              All mutual funds must use the same formula to calculate TOTAL RETURN.

       -------------------------------------------------------------------------
       [ARROW] TOTAL RETURN  MEASURES  THE PRICE CHANGE IN A SHARE  ASSUMING THE
               REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS.
       -------------------------------------------------------------------------

USAA Virginia Funds - 4

--------------------------------------------------------------------------------

     VIRGINIA BOND FUND

[BAR CHART]

                         CALENDAR YEAR         TOTAL RETURN
                              1995                17.08%
                              1996                 5.06%
                              1997                 9.50%
                              1998                 6.04%
                              1999                -4.63%
                              2000                13.18%
                              2001                 4.30%
                              2002                 9.28%
                              2003                 5.71%
                              2004                 4.48%


                           SIX-MONTH YTD TOTAL RETURN
                                 2.53% (6/30/05)

     BEST QUARTER*                                      WORST QUARTER*
     7.72% 1st Qtr. 1995                          -2.57% 2nd Qtr. 2004

               * Please note that "Best Quarter" and "Worst Quarter" figures are applicable only to the time period covered by the bar chart.

              The following table shows how the Fund's average annual total returns for the periods indicated compared to those of relevant securities market indices. The after-tax returns are shown in two ways: (1) assumes that you owned the Fund during the entire period and paid taxes on the Fund's distributions of taxable net investment income or realized capital gains and (2) assumes that you paid taxes on the Fund's distributions of taxable net investment income or realized capital gains and sold all shares at the end of each period.

              After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distribu-

                                                                  5 - Prospectus

USAA VIRGINIA FUNDS
--------------------------------------------------------------------------------

              tions and sale of fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown.

              Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future.

                          AVERAGE ANNUAL TOTAL RETURNS
                     FOR THE PERIODS ENDED DECEMBER 31, 2004

                                                                        SINCE
                                                                      INCEPTION
VIRGINIA BOND FUND         PAST 1 YEAR   PAST 5 YEARS  PAST 10 YEARS   10/15/90
--------------------------------------------------------------------------------
Return Before Taxes            4.48%        7.34%          6.85%        6.89%

Return After Taxes
on Distributions               4.48%        7.34%          6.85%        6.85%

Return After Taxes
on Distributions and
Sale of Fund Shares            4.43%        7.03%          6.69%        6.74%
--------------------------------------------------------------------------------

Lehman Brothers Municipal
Bond Index* (reflects no
deduction for fees,
expenses, or taxes)            4.48%        7.20%          7.06%        7.16%+

--------------------------------------------------------------------------------
Lipper Virginia Municipal
Debt Funds Index** (reflects
no deduction for taxes)        4.02%        6.48%          6.22%         N/A
--------------------------------------------------------------------------------

* The Lehman Brothers Municipal Bond Index is an unmanaged benchmark of total return performance for the long-term, investment-grade, tax-exempt bond market.

** The Lipper Virginia Municipal Debt Funds Index tracks the total return performance of the 10 largest funds within this category. This category includes funds that limit their assets to those securities that are exempt from taxation in the Commonwealth of Virginia.

+ The performance of the Lehman Brothers Municipal Bond Index is calculated with a commencement date of September 30, 1990, while the Fund's inception date is October 15, 1990. There may be a slight variation in the comparative performance numbers because of this difference.

   NONE OF THE VIRGINIA BOND FUND'S RETURN WAS A TAX PREFERENCE ITEM FOR PURPOSES OF THE FEDERAL ALTERNATIVE MINIMUM TAX.

USAA Virginia Funds - 6

--------------------------------------------------------------------------------

     VIRGINIA MONEY MARKET FUND

[BAR CHART]
                    CALENDAR YEAR        TOTAL RETURN
                         1995                3.52%
                         1996                3.17%
                         1997                3.31%
                         1998                3.14%
                         1999                2.88%
                         2000                3.73%
                         2001                2.38%
                         2002                0.96%
                         2003                0.63%
                         2004                0.75%

                           SIX-MONTH YTD TOTAL RETURN
                                 0.87% (6/30/05)

     BEST QUARTER*                                      WORST QUARTER*
     0.98% 2nd Qtr. 2000                           0.11% 3rd Qtr. 2003

          * Please note that "Best Quarter" and "Worst Quarter" figures are applicable only to the time period covered by the bar chart.

     The following table shows the Fund's average annual total returns for the periods indicated. Remember, historical performance does not necessarily indicate what will happen in the future.

                          AVERAGE ANNUAL TOTAL RETURNS
                     FOR THE PERIODS ENDED DECEMBER 31, 2004

                                                                        SINCE
                                                                      INCEPTION
                            PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS   10/15/90
--------------------------------------------------------------------------------
Virginia Money Market Fund       0.75%         1.68%        2.44%        2.65%
--------------------------------------------------------------------------------

     NONE OF THE VIRGINIA MONEY MARKET FUND'S RETURN WAS A TAX PREFERENCE ITEM FOR PURPOSES OF THE FEDERAL ALTERNATIVE MINIMUM TAX.

                                                                  7 - Prospectus

USAA VIRGINIA FUNDS
--------------------------------------------------------------------------------

              YIELD

              All mutual funds must use the same formulas to calculate YIELD and EFFECTIVE YIELD.

  ------------------------------------------------------------------------------
  [ARROW] YIELD IS THE  ANNUALIZED  NET  INVESTMENT  INCOME OF THE FUND DURING A
          SPECIFIED PERIOD AS A PERCENTAGE OF THE FUND'S SHARE PRICE AT THE END OF THE PERIOD.

  [ARROW] EFFECTIVE  YIELD IS  CALCULATED  SIMILAR TO THE YIELD;  HOWEVER,  WHEN
          ANNUALIZED, THE NET INVESTMENT INCOME EARNED IS ASSUMED TO BE REINVESTED.
  ------------------------------------------------------------------------------

              VIRGINIA BOND FUND

              The Virginia Bond Fund may advertise performance in terms of a 30-day yield quotation or a tax-equivalent yield. The Fund's 30-day yield for the period ended December 31, 2004, was 3.06%.

              VIRGINIA MONEY MARKET FUND

              The Virginia Money Market Fund typically advertises performance in terms of a 7-day yield and effective yield or tax-equivalent yield and may advertise total return. The 7-day yield quotation more closely reflects current earnings of the Fund than the total return quotation. The effective yield will be slightly higher than the yield because of the compounding effect of the assumed reinvestment. Current yields and effective yields fluctuate daily and will vary with factors such as interest rates and the quality, length of maturities, and type of investments in the portfolio. The Fund's 7-day yield for the period ended December 31, 2004, was 1.44%.

              TAX-EQUIVALENT YIELD

              Investors use tax-equivalent yields to compare taxable and tax-exempt fixed income investments using a common yield measure. The tax-equivalent yield is the yield that a fully taxable investment (E.G., a bond that pays taxable interest or a mutual fund that pays dividends that are attributable to taxable interest) must generate to earn the same "take-home" yield as a tax-exempt investment. The calculation depends upon your federal and Virginia marginal income tax rates and assumes that an

USAA Virginia Funds - 8

--------------------------------------------------------------------------------

              investor can fully itemize deductions on his or her federal tax return. The higher your marginal tax bracket, the higher will be the tax-equivalent yield and the more valuable will the Fund's tax-exempt dividends be.

              Since our Funds do not currently own and do not intend to own securities on which the interest is a tax preference item for purposes of the federal alternative minimum tax (AMT), the calculations below apply to all individual shareholders regardless of their status.

              For example, if you assume a federal marginal income tax rate of 35% and a state marginal tax rate of 5.75%, the Effective Marginal Tax Rate would be 38.74%. Using this tax rate, the Funds' tax-equivalent yields for the period ended December 31, 2004, would be as follows:

                                                                 TAX-EQUIVALENT
                                                 YIELD                YIELD
--------------------------------------------------------------------------------
Virginia Bond Fund (30 day)                       3.06%               5.00%

Virginia Money Market Fund (7 day)                1.44%               2.35%

              Using the example, to exceed the 30-day yield of the Virginia Bond Fund on an after-tax basis, you would have needed a fully taxable investment that yielded more than 5.00% per year. Likewise, to exceed the 7-day yield of the Virginia Money Market Fund, you would have needed a fully taxable investment that yielded more than 2.35% per year.

              For more information on calculating tax-equivalent yields, see APPENDIX A on page 53.

              CURRENT PRICE, YIELD, AND TOTAL RETURN INFORMATION

              Please consider performance information in light of the Funds' investment objectives and policies and market conditions during the reported time periods. The value of your shares may go up or down. You may obtain the most current price, yield, and total return information for these Funds through our USAA.COM Web site once you have established Internet access. See page 32 for information on establishing Internet access. You may also obtain this information by calling USAA TouchLine(R) at 800-531-8777. Press 1 for the Mutual Fund Menu, press 1 again for prices, yields, and returns. Then, press the FUND NUMBER of the Fund on which you would like to receive information followed by the pound sign (#) when asked for a fund code.

                                                                  9 - Prospectus

USAA VIRGINIA FUNDS
--------------------------------------------------------------------------------

     ----------------------------------------------------
     [ARROW] FUND NUMBER
             Virginia Bond Fund                       64
             Virginia Money Market Fund               65
     ----------------------------------------------------

              Additionally, you may find the most current price of your Fund's shares in the business section of your newspaper in the mutual fund section under the heading "USAA Group" and the appropriate NEWSPAPER SYMBOL. If you prefer to obtain this information from an online computer service, you can do so by using its TICKER SYMBOL.

     ---------------------------------------------------------
     [ARROW] NEWSPAPER SYMBOL
             Virginia Bond Fund                        VA Bd

     [ARROW] TICKER SYMBOL
             Virginia Bond Fund                        USVAX
             Virginia Money Market Fund                UVAXX
     ---------------------------------------------------------

FEES AND EXPENSES

              This summary shows what it will cost you, directly and indirectly, to invest in the Funds.

              SHAREHOLDER TRANSACTION EXPENSES -- DIRECT COSTS

              There are no fees or sales loads charged to your Fund account when you buy or sell Fund shares. However, if you sell shares and request your money by wire transfer, there is a $12 domestic wire fee and a $35 foreign wire fee. (Your bank may also charge a fee for wires.) IN ADDITION, IF YOU SELL OR EXCHANGE SHARES OF THE VIRGINIA BOND FUND WITHIN FIVE BUSINESS DAYS OF PURCHASE, YOU MAY BE SUBJECT TO A SHORT-TERM TRADING FEE PAYABLE TO THE FUND OF UP TO 2% OF THE VALUE OF THE SHARES REDEEMED OR EXCHANGED. THE FUND CURRENTLY IS WAIVING THIS FEE BUT MAY BEGIN TO CHARGE THE FEE AT ANY TIME WITHOUT PRIOR NOTICE TO SHAREHOLDERS.

USAA Virginia Funds - 10

--------------------------------------------------------------------------------

              ANNUAL FUND OPERATING EXPENSES -- INDIRECT COSTS

              Fund expenses come out of the Funds' assets and are reflected in the Funds' share prices and dividends. "Other Expenses" include expenses such as custodian, administration and servicing, and transfer agent fees. The figures below show actual expenses, before reductions of any expenses paid indirectly, during the past fiscal year ended March 31, 2005, and are calculated as a percentage of average net assets.

                                                                    TOTAL ANNUAL
                  MANAGEMENT     DISTRIBUTION         OTHER          OPERATING
                    FEES        (12B-1) FEES        EXPENSES         EXPENSES
--------------------------------------------------------------------------------
Virginia Bond Fund   .37%a         None               .23%             .60%b

Virginia Money
Market Fund          .32%          None               .23%             .55%b

a A performance fee adjustment increased the base management fee of 0.32% by 0.05% for the most recent fiscal year ended March 31, 2005. The performance adjustment is calculated by comparing the Virginia Bond Fund's performance during the relevant performance period to that of the Lipper Virginia Municipal Debt Funds Index.

b Through fee offset arrangements with the Funds' custodian and other banks utilized by the Funds for cash management purposes, realized credits, if any, generated from cash balances in the Funds' bank accounts are used to reduce the Funds' expenses. Total Annual Operating Expenses of the Funds reflect total operating expenses of the Funds before reductions of any expenses paid indirectly. For the fiscal year ended March 31, 2005, the Funds' expenses paid indirectly did not affect (less than +/-0.01%) the expense ratios of the Virginia Bond and Virginia Money Market Funds.

          ----------------------------------------------------------------------
          [ARROW]  12B-1 FEES SOME  MUTUAL  FUNDS  CHARGE  THESE FEES TO PAY FOR
                   ADVERTISING AND OTHER COSTS OF SELLING FUND SHARES.
          ----------------------------------------------------------------------

              EXAMPLE

              This example is intended to help you compare the cost of investing in one of the Funds with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming
              (1) a 5% annual return, (2) the Fund's operating expenses (before any fee offset arrangements) remain the same, and (3) you redeem all of your shares at the end of the periods shown.

                                                                 11 - Prospectus

USAA VIRGINIA FUNDS
--------------------------------------------------------------------------------

                               1 YEAR     3 YEARS     5 YEARS      10 YEARS
--------------------------------------------------------------------------------
Virginia Bond Fund               $61        $192        $335        $750

Virginia Money Market Fund       $56        $176        $307        $689

FUND INVESTMENTS

              PRINCIPAL INVESTMENT STRATEGIES AND RISKS

              [ARROW] WHAT IS EACH FUND'S PRINCIPAL INVESTMENT STRATEGY?

              Each Fund's principal strategy is the investment of its assets in securities issued by the Commonwealth of Virginia, its political subdivisions and instrumentalities, and by other governmental entities if, in the opinion of counsel to the issuer, the interest from such obligations is excluded from gross income for federal income tax purposes and is exempt from Virginia state income taxes.

              These securities include municipal debt obligations that have been issued by Virginia and its political subdivisions and duly constituted state and local authorities and corporations. We refer to these securities as Virginia tax-exempt securities. Virginia tax-exempt securities are issued to fund public infrastructure projects such as streets and highways, schools, water and sewer systems, hospitals, and airports. They may also be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities.

              Because the projects benefit the public, Congress has granted an exemption from federal income tax for the interest income arising from these securities. Likewise, the Virginia Legislature has granted an exemption from state personal income taxes for most Virginia municipal securities.

              [ARROW] WHAT TYPES OF TAX-EXEMPT SECURITIES WILL BE INCLUDED IN EACH FUND'S PORTFOLIO?

              Each Fund's assets may be invested in, among other things, any of the following tax-exempt securities:

USAA Virginia Funds - 12

--------------------------------------------------------------------------------

              * GENERAL OBLIGATION BONDS, which are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest;

              * REVENUE BONDS, which are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source, but not from the general taxing power;

              *   MUNICIPAL   LEASE   OBLIGATIONS,   which  are  backed  by  the
                  municipality's covenant to budget for the payments due under the lease obligation;

              * INDUSTRIAL DEVELOPMENT REVENUE BONDS, such as pollution control revenue bonds, which are issued by or on behalf of public authorities to obtain funds for privately operated facilities;

              * INVERSE FLOATING RATE SECURITIES (except the Virginia Money Market Fund) whose coupons vary inversely with changes in short-term tax-exempt interest rates and thus are considered a leveraged investment in an underlying municipal bond; and

              * SYNTHETIC INSTRUMENTS, which combine a municipality's long-term obligation to pay interest and principal with the obligation of a third party to repurchase the instrument on short notice. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features, which have the effect of shortening the maturity of the securities.

              For a further description of these securities and other securities in which the Funds' assets may be invested, see ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENT POLICIES on page 48.

              As a temporary defensive measure because of market, economic, political, or other conditions, up to 100% of each Fund's assets may be invested in short-term securities regardless of whether the interest is exempt from federal income tax and Virginia personal income taxes. To the extent that these temporary investments produce taxable income, that income may result in that Fund not fully achieving its investment objective during the time it is in this temporary defensive posture.

                                                                 13 - Prospectus

USAA VIRGINIA FUNDS
--------------------------------------------------------------------------------

              [ARROW] WHAT ARE THE PRINCIPAL RISKS ASSOCIATED WITH INVESTING IN THESE FUNDS?

              The three principal risks associated with investing in these Funds are credit risk, interest rate risk, and management risk.

              CREDIT RISK. The securities in each Fund's portfolio are subject to credit risk. Credit risk is the possibility that an issuer of a fixed income security will fail to make timely payments of interest or principal. The Funds accept some credit risk as a recognized means to enhance investors' return. All securities varying from the highest quality to very speculative have some degree of credit risk. We attempt to minimize the Funds' overall credit risks by:

              * Investing in securities considered at least investment grade at the time of purchase. Nevertheless, even investment-grade securities are subject to some credit risk. In addition, the ratings of securities are the rating agencies' estimates of the credit quality of the securities. The ratings may not take into account every risk related to whether interest or principal will be repaid on a timely basis.

              * When evaluating potential investments for the Funds, our credit analysts also independently assess credit risk and its impact on the Funds' portfolios.

              * Diversifying the Funds' portfolio by investing in securities of a large number of unrelated issuers, which reduces a Fund's exposure to the risks of an investment in the securities of any one issuer or group of issuers. We invest in many securities with slightly different risk characteristics and across different economic sectors and geographic regions. If a random credit event should occur, such as a default, a Fund would suffer a much smaller loss than if the Fund were concentrated in relatively large holdings with highly correlated risks.

              Securities in the lowest investment grade ratings category have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to a weakened capability to make principal and interest payments on these securities than is the case for higher-rated securities.

USAA Virginia Funds - 14

--------------------------------------------------------------------------------

              INTEREST RATE RISK. As mutual funds investing in bonds, the Funds are subject to the risk that the market value of the bonds will decline because of rising interest rates. Bond prices are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall and when interest rates fall, bond prices rise. The price volatility of a bond also depends on its maturity. Generally, the longer the maturity of a bond, the greater its sensitivity to interest rates. To compensate investors for this higher market risk, bonds with longer maturities generally offer higher yields than bonds with shorter maturities.

              MANAGEMENT RISK. These Funds are subject to management risk because each Fund is actively managed. There is no guarantee that the investment techniques and risk analyses used by the Funds' managers will produce the desired results.

              [ARROW] WHAT OTHER RISKS ARE ASSOCIATED WITH INVESTMENTS IN TAX-EXEMPT SECURITIES?

              Two  other  risks  that  are  applicable  to  certain   tax-exempt
              securities are call risk and structural risk.

              CALL RISK. Many municipal bonds may be "called," or redeemed, by the issuer before the stated maturity. During a period of declining interest rates, an issuer would call, or refinance, a higher-yielding bond for the same reason that a homeowner would refinance a home mortgage. Interest rates must drop sufficiently so that the savings more than offset the cost of refinancing.

              Intermediate- and long-term municipal bonds have the greatest call risk, because most municipal bonds may not be called until after ten years from the date of issue. The period of "call protection" may be longer or shorter than ten years, but regardless, bonds purchased closest to the date of issue will have the most call protection. Typically, bonds with original maturities of ten years or less are not callable.

              Although investors certainly appreciate the rise in bond prices when interest rates drop, falling interest rates create the environment necessary to "call" the higher-yielding bonds from your Fund. When bonds are called, the Fund is affected in several ways. Most likely, we must rein-

                                                                 15 - Prospectus

USAA VIRGINIA FUNDS
--------------------------------------------------------------------------------

              vest the bond-call proceeds at lower interest rates. The Fund's income may drop as a result. The Fund may also realize a taxable capital gain.

              STRUCTURAL RISK. Some tax-exempt securities, referred to as "synthetic instruments," are created by combining a long-term municipal bond with a right to sell the instrument back to the remarketer or liquidity provider for repurchase on short notice, referred to as a "tender option." Usually, the tender option is backed by a letter of credit or similar guarantee from a bank. The guarantee, however, is typically conditional, which means that the bank is not required to pay under the guarantee if there is a default by the municipality or if certain other events occur. These types of instruments involve special risks, referred to as "structural risk." For example, because of the structure of a synthetic instrument, there is a risk that the instrument will lose its tax-exempt treatment or that we will not be able to exercise our tender option. We will not purchase a synthetic instrument unless counsel for the issuer has issued an opinion that the instrument is entitled to tax-exempt treatment. In addition, we will not purchase a synthetic instrument for the Virginia Money Market Fund unless we believe there is only minimal risk that we will not be able to exercise our tender option at all times.

              [ARROW] WHAT PERCENTAGE OF EACH FUND'S ASSETS WILL BE INVESTED IN VIRGINIA TAX-EXEMPT SECURITIES?

              During normal market conditions, at least 80% of each Fund's net assets will consist of Virginia tax-exempt securities. This policy may only be changed by a shareholder vote.

              In addition to Virginia tax-exempt securities, securities issued by certain U.S. territories and possessions such as Puerto Rico, the Virgin Islands, and Guam are exempt from federal and state personal income taxes; and as such, we may invest up to 20% of each Fund's net assets in these securities.

              [ARROW] ARE EACH FUND'S INVESTMENTS DIVERSIFIED IN MANY DIFFERENT ISSUERS?

              Each Fund is considered diversified under the federal securities laws. This means that we will not invest more than 5% in any one issuer with

USAA Virginia Funds - 16

--------------------------------------------------------------------------------

              respect to 75% of each Fund's assets. With respect to the remaining 25% of each Fund's assets, we could invest more than 5% in any one, or more, issuers. Purchases of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities are not counted toward the 5% limitation. Each Fund, of course, is concentrated geographically through the purchase of Virginia tax-exempt securities. For further discussion of diversification, see INVESTMENT POLICIES in the statement of additional information.

              With respect to the Virginia Money Market Fund, strict SEC guidelines do not permit us to invest, with respect to 75% of the Fund's assets, greater than 10% of the Fund's assets in securities issued by or subject to guarantees by the same institution.

              We also may not invest more than 25% of a Fund's assets in securities issued in connection with the financing of projects with similar characteristics, such as toll road revenue bonds, housing revenue bonds, or electric power project revenue bonds, or in industrial development revenue bonds that are based, directly or indirectly, on the credit of private entities of any one industry. However, we reserve the right to invest more than 25% of a Fund's assets in tax-exempt industrial development revenue bonds. The 25% industry limitation does not apply to U.S. government securities, general obligation bonds, or bonds that are escrowed.

              [ARROW] WHAT ARE THE POTENTIAL RISKS ASSOCIATED WITH CONCENTRATING SUCH A LARGE PORTION OF EACH FUND'S ASSETS IN ONE STATE?

              The Funds are subject to credit and interest rate risks, as previously described, which could be magnified by the Funds' concentration in Virginia issuers. Virginia tax-exempt securities may be affected by political, economic, regulatory, or other developments that limit the ability of Virginia issuers to pay interest or repay principal in a timely manner. Therefore, the Funds are affected by events within Virginia to a much greater degree than a more diversified national fund.

              A particular development may not directly relate to the Funds' investments but nevertheless might depress the entire market for the state's tax-exempt securities and therefore adversely impact the Funds' valuation.

                                                                 17 - Prospectus

USAA VIRGINIA FUNDS
--------------------------------------------------------------------------------

              An investment in the Virginia Funds may be riskier than an investment in other types of tax-exempt funds because of this concentration.

              The following are examples of just some of the events that may depress valuations for Virginia tax-exempt securities for an extended period of time:

              * Changes in state laws, including voter referendums, that restrict revenues or raise costs for issuers.

              * Court decisions that affect a category of municipal bonds, such as municipal lease obligations or electric utilities.

              *   Natural   disasters  such  as  floods,   storms,   hurricanes,
                  droughts, fires, or earthquakes.

              * Bankruptcy or financial distress of a prominent municipal issuer within the state.

              * Economic issues that affect critical industries or large employers or that weaken real estate prices.

              *   Reductions in federal or state financial aid.

              * Imbalance in the supply and demand for the state's municipal securities.

              * Developments that may change the tax treatment of Virginia tax-exempt securities.

              In addition, because each Fund invests in securities backed by banks and other financial institutions, changes in the credit quality of these institutions could cause losses to a Fund and affect its share price.

              Other considerations  affecting the Funds' investments in Virginia
              tax-exempt   securities   are   summarized  in  the  statement  of
              additional information under SPECIAL RISK CONSIDERATIONS.

              [ARROW] DO THE FUNDS PURCHASE BONDS GUARANTEED BY BOND INSURANCE?

              Yes. Some of the bonds we purchase for the Funds are secured by bond insurance that guarantees scheduled principal and interest payments. In addition, we may purchase bond insurance for individual uninsured secu-

USAA Virginia Funds - 18

--------------------------------------------------------------------------------

              rities when we believe it will provide an anticipated benefit to the Funds. However, this insurance does not completely eliminate the risk of investing in the issuer.

              [ARROW] WILL ANY PORTION OF THE DISTRIBUTIONS FROM THE FUNDS BE SUBJECT TO FEDERAL INCOME TAX?

              During normal market conditions, at least 80% of each Fund's annual interest income (and, therefore, its net investment income dividends) will be excluded from a shareholder's gross income for federal income tax purposes and will also be exempt from Virginia state income taxes. This policy may be changed only by a shareholder vote. Furthermore, it is our practice to purchase only securities that pay interest exempt from federal income tax.

              However, gains and losses from trading securities that occur during the normal course of managing a Fund may result in net realized capital gain distributions. The Internal Revenue Code treats these distributions differently than tax-exempt interest income in the following ways:

              * Distributions of the excess of net short-term capital gain over net long-term capital loss are taxable as ordinary income.

              * Distributions of net realized capital gain (the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gains, regardless of the length of time you have held your Fund shares.

              * Both short-term and long-term realized capital gains are taxable whether received in cash or reinvested in additional shares.

              [ARROW] WILL DISTRIBUTIONS BY THE FUNDS BE A TAX PREFERENCE ITEM FOR PURPOSES OF THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT)?

              During normal market conditions, at least 80% of each Fund's annual interest income (and, therefore, its net investment income dividends) will not be a tax preference item for purposes of the federal AMT. This policy may be changed only by a shareholder vote. Since their inception, the Funds have not distributed any income that is a tax preference item for purposes of the federal AMT, and we do not intend to invest in any secu-

                                                                 19 - Prospectus

USAA VIRGINIA FUNDS
--------------------------------------------------------------------------------

              rities that earn any such income in the future. However, of course, changes in federal tax laws or other unforeseen circumstances could result in a Fund's earning interest income that is a tax preference item for purposes of the federal AMT.

              VIRGINIA BOND FUND

              [ARROW] WHAT IS THE CREDIT QUALITY OF THE FUND'S INVESTMENTS?

              Under normal market conditions, we will invest the Fund's assets so that at least 50% of the total market value of the tax-exempt securities are rated within the three highest long-term rating categories (A or higher) by Moody's Investors Service (Moody's), Standard & Poor's Ratings Group (S&P), Fitch Ratings (Fitch), Dominion Bond Rating Service Limited (Dominion), or A.M. Best Co. Inc., (A.M. Best); or in the highest short-term rating category by Moody's, S&P, Fitch, Dominion, or A.M. Best. If the security is not rated by these ratings agencies, we must determine that the security is of equivalent investment quality.

              In no event will we purchase a security for the Fund unless it is rated at least investment grade at the time of purchase.
              Investment-grade securities include securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, as well as securities rated or subject to a guarantee that is rated within the categories listed by at least one of the following rating agencies:

                                    LONG-TERM              SHORT-TERM
              RATING AGENCY      DEBT SECURITIES         DEBT SECURITIES
              -----------------------------------------------------------------
              Moody's            At least Baa 3         At least Prime-3
                                                        or MIG3

              S&P                At least BBB-          At least A-3 or SP-2

              Fitch              At least BBB-          At least F3

              Dominion           At least BBB low       At least R-2 low

              A.M. Best          At least bbb           At least AMB-3

              If  unrated  by  these  agencies,   we  must  determine  that  the
              securities are of equivalent investment quality.

              On occasion, we may pay a rating agency to rate a particular security when we believe it will provide an anticipated benefit to the Fund.

USAA Virginia Funds - 20

--------------------------------------------------------------------------------

              You will find a complete description of the above tax-exempt ratings in the Fund's statement of additional information.

              [ARROW] WHAT HAPPENS IF THE RATING OF A SECURITY IS DOWNGRADED BELOW INVESTMENT GRADE?

              We will determine whether it is in the best interest of the Fund's shareholders to continue to hold the security in the Fund's portfolio. If downgrades result in more than 5% of the Fund's net assets being invested in securities that are less than investment-grade quality, we will take immediate action to reduce the Fund's holdings in such securities to 5% or less of the Fund's net assets, unless otherwise directed by the Fund's Board of Directors.

              [ARROW] HOW ARE THE DECISIONS TO BUY AND SELL SECURITIES MADE?

              We manage tax-exempt funds based on the common sense premise that our investors value tax-exempt income over taxable capital gain distributions. When weighing the decision to buy or sell a security, we strive to balance the value of the tax-exempt income, the credit risk of the issuer, and the price volatility of the bond.

              [ARROW] WHAT IS THE FUND'S PORTFOLIO WEIGHTED AVERAGE MATURITY AND HOW IS IT CALCULATED?

              While the Fund's portfolio weighted average maturity is not restricted, we expect it to be greater than ten years. To determine a security's maturity for purposes of calculating the Fund's portfolio weighted average maturity, we may estimate the expected time in which the security's principal is to be paid. This can be substantially shorter than its stated final maturity. For more information on the method of calculating the Fund's portfolio weighted average maturity, see INVESTMENT POLICIES in the Fund's statement of additional information.

                                                                 21 - Prospectus

USAA VIRGINIA FUNDS
--------------------------------------------------------------------------------

              VIRGINIA MONEY MARKET FUND

              [ARROW] WHAT IS THE CREDIT QUALITY OF THE FUND'S INVESTMENTS AT THE TIME OF PURCHASE?

              The  Fund's   purchases   consist  of   securities   meeting   the
              requirements to qualify as "eligible securities" under the SEC rules applicable to money market funds. In general, an eligible security is defined as a security that is:

              * Issued or guaranteed by the U.S. government or any agency or instrumentality thereof, including "prerefunded" and "escrowed to maturity" tax-exempt securities;

              * Rated or subject to a guarantee that is rated in one of the two highest categories for short-term securities by at least two Nationally Recognized Statistical Rating Organizations (NRSROs), or by one NRSRO if the security is rated by only one NRSRO;

              * Unrated but issued by an issuer or guaranteed by a guarantor that has other comparable short-term debt obligations so rated; or

              *   Unrated but determined by us to be of comparable quality.

              In addition, we must consider whether a particular investment presents minimal credit risk in accordance with SEC guidelines applicable to money market funds.

              [ARROW] WHO ARE THE NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATIONS?

              Current NRSROs include:

              *   Moody's Investors Service

              *   Standard & Poor's Ratings Group

              *   Fitch Ratings

              *   Dominion Bond Rating Service Limited

              *   A.M. Best Co., Inc.

USAA Virginia Funds - 22

--------------------------------------------------------------------------------

              [ARROW] WHAT HAPPENS IF THE RATING OF A SECURITY IS DOWNGRADED?

              If the rating of a security is downgraded after purchase, we will determine whether it is in the best interest of the Fund's shareholders to continue to hold the security in the Fund's portfolio.

              [ARROW] WILL THE FUND ALWAYS MAINTAIN A NET ASSET VALUE OF $1 PER SHARE?

              While we will endeavor to maintain a constant Fund net asset value of $1 per share, there is no assurance that we will be able to do so. Remember, the shares are neither insured nor guaranteed by the U.S. government. As such, the Fund carries some risk.

              For example, there is always a risk that the issuer of a security held by the Fund will fail to pay interest or principal when due. We attempt to minimize this credit risk by investing only in securities rated in one of the two highest categories for short-term securities, or, if not rated, of comparable quality, at the time of purchase. Additionally, we will not purchase a security unless our analysts determine that the security presents minimal credit risk.

              There is also a risk that rising interest rates will cause the value of the Fund's securities to decline. We attempt to minimize this interest rate risk by limiting the remaining maturity of each security to 397 days or less and maintaining a DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY for the Fund of 90 days or less. The maturity of each security is calculated based upon SEC guidelines.

          ----------------------------------------------------------------------
          [ARROW] DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY IS OBTAINED BY MULTIPLYING THE DOLLAR VALUE OF EACH INVESTMENT BY THE NUMBER OF DAYS LEFT TO ITS MATURITY, THEN ADDING THOSE FIGURES TOGETHER AND DIVIDING THEM BY THE DOLLAR VALUE OF THE FUND'S PORTFOLIO.
          ----------------------------------------------------------------------

              Finally, there is the possibility that one or more investments in the Fund cease to be "eligible securities" resulting in the net asset value ceasing to be $1 per share. For example, a guarantor on a security failing to meet a contractual obligation could cause such a result.

                                                                 23 - Prospectus

USAA VIRGINIA FUNDS
--------------------------------------------------------------------------------

              [ARROW] HOW ARE THE DECISIONS TO BUY AND SELL SECURITIES MADE?

              We balance factors such as credit quality and maturity to purchase the best relative value available in the market at any given time. While rare, a decision to sell is usually based on a change in our credit opinion or to take advantage of an opportunity to reinvest at a higher yield.

              For additional information about investment policies and the types of securities in which the Funds' assets may be invested, see ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENT POLICIES page 48.

FUND MANAGEMENT

              USAA Investment Management Company serves as the manager of these Funds. We are an affiliate of United Services Automobile Association (USAA), a large, diversified financial services institution. Our mailing address is P.O. Box 659453, San Antonio, Texas 78265-9825.

     ------------------------------------------------------
     [ARROW]  TOTAL ASSETS UNDER MANAGEMENT BY
              USAA INVESTMENT MANAGEMENT COMPANY
              APPROXIMATELY $51 BILLION AS OF JUNE 30, 2005
     ------------------------------------------------------

              We provide investment management services to the Funds pursuant to an Advisory Agreement. Under this agreement, we are responsible for managing each Fund's portfolio (including placement of brokerage orders), subject to the authority of and supervision by the Funds' Board of Directors. Beginning with the semiannual report for the period ending September 30, 2005, a discussion regarding the basis of the Board of Directors' approval of each Fund's investment advisory contracts will be available in each Fund's semiannual report to shareholders.

              For our services, the Funds pay us an annual base investment management fee, which is accrued daily and paid monthly. The fee is computed as a percentage of the aggregate average net assets of the Virginia Bond and Virginia Money Market Funds combined, and is equal on an annual basis to 0.50% of the first $50 million, 0.40% of that portion over $50 million but not over $100 million, and 0.30% of that portion over $100

USAA Virginia Funds - 24

--------------------------------------------------------------------------------

              million. These fees are allocated monthly on a proportional basis to each Fund based on average net assets.

              The investment management fee for the Virginia Bond Fund is comprised of a base fee and a performance adjustment that will increase or decrease the base fee depending upon the performance of the Fund relative to the performance of the Lipper Virginia Municipal Debt Funds Index. The base fee for the Virginia Bond Fund is computed as referenced above.

              The performance adjustment is calculated monthly by comparing the Virginia Bond Fund's performance to that of the Lipper Index over the performance period. The performance period for the Virginia Bond Fund consists of the current month plus the previous 35 months.

              The annual performance adjustment rate is multiplied by the average net assets of the Virginia Bond Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:

     OVER/UNDER PERFORMANCE                    ANNUAL ADJUSTMENT RATE
       RELATIVE TO INDEX                 (IN BASIS POINTS AS A PERCENTAGE
       (IN BASIS POINTS) 1               OF THE FUND'S AVERAGE NET ASSETS)
     --------------------------------------------------------------------------
          +/- 20 to 50                                +/- 4
          +/- 51 to 100                               +/- 5
        +/- 101 and greater                           +/- 6

        1 Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest basis point (.01%).

              Under the performance fee arrangement, the Virginia Bond Fund will pay a positive performance fee adjustment for a performance period whenever the Virginia Bond Fund outperforms the Lipper Virginia Municipal Debt Funds Index over that period, even if the Fund had overall negative returns during the performance period. For the most recent fiscal year, the performance adjustment increased the base management fee for the Virginia Bond Fund of 0.32% by 0.05%.

                                                                 25 - Prospectus

USAA VIRGINIA FUNDS
--------------------------------------------------------------------------------

              In addition to providing investment management services, we also provide administration, shareholder servicing, and distribution services to the Funds. Our affiliate, USAA Shareholder Account Services, provides transfer agency services to the Funds.

              PORTFOLIO MANAGERS

              VIRGINIA BOND FUND

              Robert R. Pariseau, CFA, vice president of Fixed Income Mutual Fund Portfolios, has managed the Fund since May 1995. He has 21 years of investment management experience working for us. Mr. Pariseau earned the Chartered Financial Analyst (CFA) designation in 1987 and is a member of the CFA Institute, the CFA Society of San Antonio, and the National Federation of Municipal Analysts. He holds an M.B.A. from Lindenwood College and a B.S. from the U.S. Naval Academy.

              VIRGINIA MONEY MARKET FUND

              Regina G. Shafer, CFA, assistant vice president of Fixed Income Mutual Fund Portfolios, has managed the Fund since April 1999. She has ten years of investment management experience and has worked for us for 14 years. Ms. Shafer is a Certified Public Accountant and earned the Chartered Financial Analyst (CFA) designation in 1998. She is a member of the CFA Institute, the CFA Society of San Antonio, and the National Federation of Municipal Analysts. She holds an M.B.A. from the University of Texas at San Antonio and a B.B.A. from Southwest Texas State University.

              The  statement  of  additional   information  provides  additional
              information about the portfolio managers' compensation, other accounts managed, and ownership of Fund securities.

USING MUTUAL FUNDS IN AN INVESTMENT PROGRAM

              THE IDEA BEHIND MUTUAL FUNDS

              Mutual funds provide advantages like professional management and diversification to all investors. Regardless of whether you are just starting out or have invested for years, your investment, large or small, buys

USAA Virginia Funds - 26

--------------------------------------------------------------------------------

              you part of a diversified portfolio. That portfolio is managed by investment professionals, relieving you of the need to make individual stock or bond selections. You also enjoy conveniences, such as daily pricing, liquidity, and in the case of the USAA family of funds, no sales charge. The portfolio, because of its size, has lower transaction costs on its trades than most individuals would have. As a result, you own an investment that in earlier times would have been available only to the wealthiest people.

              USING FUNDS IN AN INVESTMENT PROGRAM

              In choosing a mutual fund as an investment vehicle, you are giving up some investment decisions, but must still make others. The decisions you don't have to make are those involved with choosing individual securities. We will perform that function. In addition, we will arrange for the safekeeping of securities, auditing the annual financial statements, and daily valuation of the Funds, as well as other functions.

              You, however, retain at least part of the responsibility for an equally important decision. This decision involves determining a portfolio of mutual funds that balances your investment goals with your tolerance for risk. It is likely that this decision may include the use of more than one fund of the USAA family of funds.

              EXCESSIVE SHORT-TERM TRADING

              The USAA family of funds generally is not intended as short-term investment vehicles (except for the money markets funds, the USAA Short-Term Bond Fund, and the USAA Short-Term Fund). Some investors try to profit by using excessive short-term trading practices involving mutual fund shares, frequently referred to as "market timing."

              Excessive short-term trading activity can disrupt the efficient management of a fund and raise its transaction costs by forcing portfolio managers to first buy and then sell portfolio securities in response to a large investment by short-term traders. While there is no assurance that the USAA family of funds can deter all excessive and short-term trading, the Board of Directors/Trustees of the USAA family of funds has adopted the following policies for the USAA family of funds, except for the money market funds, the USAA Short-Term Bond Fund, and the USAA Short-

                                                                 27 - Prospectus

USAA VIRGINIA FUNDS
--------------------------------------------------------------------------------

              Term Fund. These policies are designed to deter disruptive, excessive short-term trading without needlessly penalizing BONA FIDE investors.

              To deter such trading activities, the USAA family of funds' policies and procedures include:

              * Each fund limits the number of permissible exchanges out of any fund in the USAA family of funds for each account to six per calendar year (except for the money market funds, the USAA Short-Term Bond Fund, and the USAA Short-Term Fund). For more detailed information on our exchange policy, see EXCHANGES on page 38.

              * Each fund reserves the right to reject any purchase order, including an exchange, that it regards as disruptive to the efficient management of the particular fund.

              *   Each  fund  (except  for the  money  market  funds,  the  USAA
                  Short-Term Bond Fund, and the USAA Short-Term Fund) is authorized to impose up to a 2% short-term trading fee on the value of fund shares redeemed within five business days of purchase. This fee will be deducted from an investor's redemption proceeds and will be paid directly to the affected fund. The Virginia Bond Fund currently is waiving the fee but may begin charging the fee at any time without prior notice. For more information, see SHORT-TERM TRADING FEE on page 36.

              THE VIRGINIA BOND FUND'S RIGHT TO REJECT PURCHASE AND EXCHANGE ORDERS AND LIMIT TRADING IN ACCOUNTS

              The USAA family of funds' main safeguard against excessive short-term trading is its right to reject purchase or exchange orders if in the best interest of the affected fund. In exercising this discretion to reject purchase and exchange orders, the Virginia Bond Fund deems that certain excessive short-term trading activities are not in the best interest of the Fund because such activities can hamper the efficient management of a fund. Generally, persons who engage in an "in and out" transaction within a 30-day period will violate the USAA Funds' policy if they engage in another "in and out" transaction in the same fund within 90 days. The Fund also reserves the right to restrict future purchases if an investor is classified as engaged in other patterns of excessive short-term trading,

USAA Virginia Funds - 28

--------------------------------------------------------------------------------

              including after one large disruptive purchase and redemption. Finally, the Fund reserves the right to reject any other purchase or exchange order in other situations that do not involve excessive short-term trading activities if in the best interest of the Fund.

              The   following   transactions   are  exempt  from  the  excessive
              short-term trading activity policies described above:

              * Transactions in the money market funds, USAA Short-Term Bond Fund, and USAA Short-Term Fund;

              * Purchases and sales pursuant to automatic investment or withdrawal plans; and

              * Other transactions that are not motivated by short-term trading considerations if they are approved by transfer agent management personnel and are not disruptive to the Fund.

              If a person is classified as engaged in excessive short-term trading, the remedy will depend upon the trading activities of the investor in the account and related accounts and its disruptive effect, and can include warnings to cease such activity and/or restrictions or termination of trading privileges in a particular fund or all funds in the USAA family of funds.

              The USAA family of funds relies on its transfer agent to review trading activity for excessive short-term trading. There can be no assurance, however, that our monitoring activities will successfully detect or prevent all excessive short-term trading.

              Some investors purchase USAA fund shares through financial intermediaries that establish omnibus accounts to invest in the USAA Funds for their clients and submit net orders to purchase or redeem shares after combining client orders. Currently, such intermediaries are not required to provide the Fund with underlying trading information for their clients. The USAA family of funds reviews net activity in these omnibus accounts based on the information available to it from the intermediary and looks for activity that indicates potential excessive short-term trading activity. If we detect suspicious trading activity, we work with the intermediary to identify accounts engaged in excessive short-term trading activity. Investors engaging in excessive short-term trading

                                                                29 - Prospectus

USAA VIRGINIA FUNDS
--------------------------------------------------------------------------------

              through these omnibus accounts also can be warned or have their trading privileges restricted or terminated. Because the USAA family of funds does not receive underlying trade data, it must rely on the cooperation of the intermediary to provide information on the trading activity of its clients and restrict or limit excessive short-term traders.

HOW TO INVEST

              OPENING AN ACCOUNT

              You may open an account and make an investment on the Internet, by mail, bank wire, or phone as described below. You should return a complete, signed application to open your initial account. However, after you open your initial account with us, you will not need to fill out another application to invest in another fund of the USAA family of funds unless the registration is different or we need further information to verify your identity.

              As required by federal law, we must obtain certain information from you prior to opening an account. If we are unable to verify your identity, we may refuse to open your account or we may open your account and take certain actions without prior notice to you including restricting account transactions pending verification of your identity. If we subsequently are unable to verify your identity, we may close your account and return to you the value of your shares at the next calculated NAV.

              TO PURCHASE SHARES THROUGH YOUR USAA BROKERAGE ACCOUNT, PLEASE CONTACT USAA BROKERAGE SERVICES DIRECTLY. THESE SHARES WILL BECOME PART OF YOUR USAA BROKERAGE ACCOUNT AND WILL BE SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT. ADDITIONAL FEES MAY ALSO APPLY.

              If your Fund shares are purchased, exchanged, or redeemed through a retirement account or an investment professional, the policies and procedures on these purchases, exchanges, or redemptions may vary. Additional fees may also apply to your investment in the Funds, including a transaction fee, if you buy or sell shares of the Funds through a broker or other investment professional. For more information on these fees, check with your investment professional.

USAA Virginia Funds - 30

--------------------------------------------------------------------------------

              TAX ID NUMBER

              Each shareholder named on the account must provide a Social Security number or other taxpayer identification number to avoid possible tax withholding required by the Internal Revenue Code. See TAXES on page 42 for additional tax information.

              EFFECTIVE DATE

              When you make a purchase, your purchase price will be the NAV per share next determined after we receive your request in proper form (E.G., complete, signed application and payment). Each Fund's NAV is determined as of the close of the regular trading session (generally 4 p.m. Eastern Time) of the New York Stock Exchange
              (NYSE) each day it is open. If we receive your request and payment prior to that time, your purchase price will be the NAV per share determined for that day. If we receive your request or payment after that time, the purchase will be effective on the next business day.

              The Fund or the Fund's transfer agent may enter into agreements with third parties (Servicing Agents), which hold Fund shares in omnibus accounts for their customers, under which the Servicing Agents are authorized to receive orders for Fund shares on the Fund's behalf. Under these arrangements, the Fund will be deemed to have received an order when an authorized Servicing Agent receives the order. Accordingly, customer orders will be priced at the Fund's NAV next computed after they are received by an authorized Servicing Agent even though the orders may be transmitted to the Fund by the Servicing Agent after the time as of which the Fund calculates its NAV.

              The Fund or the Fund's transfer agent also may enter into agreements whereby orders may be executed at the NAV next calculated after receipt of the order by the Fund, with payment for the order being made on the next business day.

              If you plan to purchase Fund shares with a check, money order, traveler's check, or other similar instrument, the instrument must be written in U.S. dollars and drawn on a U.S. bank. We do not accept the following foreign instruments: checks, money orders, traveler's checks, or other similar instruments. In addition, we do not accept cash or coins.

                                                                 31 - Prospectus

USAA VIRGINIA FUNDS
--------------------------------------------------------------------------------

              MINIMUM INVESTMENTS

              INITIAL PURCHASE

              *   $3,000

              ADDITIONAL PURCHASES

              * $50 minimum per transaction, per account (except on transfers from brokerage accounts into the Virginia Money Market Fund, which are exempt from the minimum). Employees of USAA and its affiliated companies may add to an account through payroll deduction for as little as $25 per pay period with a $3,000 initial investment.

                  There are no minimum initial or subsequent purchase payment amounts for investments in the Funds through USAA Strategic Fund Adviser(R) or USAA College Savings PlanSM. In addition, the Fund may waive or lower purchase minimums in other circumstances.

              HOW TO PURCHASE BY . . .

              INTERNET ACCESS -USAA.COM

              * You can use your personal computer to perform certain mutual fund transactions by accessing our Web site. To establish access to your account, call 800-759-8722 to obtain a personal identification number (PIN) or log on to USAA.COM and click on "register now". Once you have established Internet access, you will be able to open and fund a new mutual fund account, exchange to another fund in the USAA family of funds, make redemptions, review account activity, check balances, and more.

              *   To open an account, send your application and check to:

              MAIL

                    REGULAR MAIL:
                    USAA Investment Management Company
                    P.O. Box 659453
                    San Antonio, TX 78265-9825

USAA Virginia Funds - 32

--------------------------------------------------------------------------------

                    REGISTERED OR EXPRESS MAIL:
                    USAA Investment Management Company
                    9800 Fredericksburg Road
                    San Antonio, TX 78240

              * To add to your account, send your check and the appropriate deposit stub in the business reply envelope that accompanies your Fund's transaction confirmation to:

                    REGULAR MAIL:
                    USAA Investment Management Company
                    P.O. Box 659453
                    San Antonio, TX 78265-9825

                    REGISTERED OR EXPRESS MAIL:
                    USAA Investment Management Company
                    9800 Fredericksburg Road
                    San Antonio, TX 78240

              BANK WIRE

              * To open or add to your account, call 800-531-8448 or visit our Web site at USAA.COM for instructions before wiring funds. This helps to ensure that your account will be credited promptly and correctly.

              ELECTRONIC FUNDS TRANSFER (EFT)

              * Additional purchases on a regular basis can be deducted from a bank account, paycheck, income-producing investment, or USAA money market fund account. Sign up for these services when opening an account or call 800-531-8448 to add these services.

              PHONE 800-531-8448 (IN SAN ANTONIO, 456-7202)

              * If you would like to open a new account or exchange to another fund in the USAA family of funds, call for instructions.

              USAA TOUCHLINE(R) 800-531-8777 (IN SAN ANTONIO, 498-8777)

              * In addition to obtaining account balance information, last transactions, current fund prices, and return information for your Fund, you can use USAA TouchLine(R) from any touch-tone phone to access your Fund account to make selected purchases, exchange to another fund

                                                                 33 - Prospectus

USAA VIRGINIA FUNDS
--------------------------------------------------------------------------------

                  in the USAA family of funds, or make redemptions. This service is available with an Electronic Services Agreement (ESA) and EFT Buy/Sell authorization on file.

              USAA BROKERAGE SERVICES 800-531-8343(IN SAN ANTONIO, 456-7214)

              * To purchase new and additional shares in your USAA brokerage account, call USAA Brokerage Services for instructions. Any purchase request received in good order prior to the close of the NYSE (generally 4 p.m. Eastern Time) will receive the NAV per share determined for that day, subject to the policies and procedures of your USAA brokerage account.

HOW TO REDEEM

              You may redeem Fund shares by any of the methods described below on any day the NAV per share is calculated. Redemptions are effective on the day instructions are received in a manner as described below. However, if instructions are received after the close of the NYSE (generally 4 p.m. Eastern Time), your redemption will be effective on the next business day.

              We will send you your money within seven days after the effective date of redemption. Payment for redemption of shares purchased by EFT or check is sent after the EFT or check has cleared, which could take up to ten days from the purchase date. If you are considering redeeming shares soon after purchase, you should purchase by bank wire or certified check to avoid delay. For federal income tax purposes, a redemption is a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares originally purchased and the price of the shares received upon redemption.

              IF YOUR SHARES ARE HELD IN YOUR USAA BROKERAGE ACCOUNT WITH USAA BROKERAGE SERVICES, PLEASE CONTACT USAA BROKERAGE SERVICES FOR REDEMPTION INSTRUCTIONS. THESE SHARES ARE PART OF YOUR USAA BROKERAGE ACCOUNT, AND ANY REDEMPTION REQUEST RECEIVED IN GOOD ORDER PRIOR TO THE CLOSE OF THE NYSE (GENERALLY 4 P.M. EASTERN
              TIME)  WILL  RECEIVE  THE NAV PER SHARE  DETERMINED

USAA Virginia Funds - 34

--------------------------------------------------------------------------------

              FOR THAT DAY, SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT.

              In addition, the Funds may elect to suspend the redemption of shares or postpone the date of payment in limited circumstances (E.G., if the NYSE is closed or when permitted by order of the SEC).

              HOW TO REDEEM BY . . .

              INTERNET, MAIL, FAX, TELEGRAM, TELEPHONE, OR TOUCHLINE (R)

              *   Access USAA.COM.

              *   Send your written instructions to:

                    REGULAR MAIL:
                    USAA Investment Management Company
                    P.O. Box 659453
                    San Antonio, TX 78265-9825

                    REGISTERED OR EXPRESS MAIL:
                    USAA Investment Management Company
                    9800 Fredericksburg Road
                    San Antonio, TX 78240

              * Send a signed fax to 800-292-8177, or send a telegram to USAA Shareholder Account Services.

              * Call toll free 800-531-8448 (in San Antonio, 456-7202) to speak with a member service representative.

              * Call toll free 800-531-8777 (in San Antonio, 498-8777) to access our 24-hour USAA TouchLine(R) service.

              Telephone redemption privileges are automatically established when you complete your application. Each Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. Before any discussion regarding your account, the following information is obtained: (1) USAA number and/or account number, (2) the name(s) on the account registration, and (3) Social Security/other taxpayer identification number or date of birth of the registered

                                                                 35 - Prospectus

USAA VIRGINIA FUNDS
--------------------------------------------------------------------------------

              account owner(s) for the account registration. Additionally, all telephone communications with you are recorded, and confirmations of account transactions are sent to the address of record. If you were issued stock certificates for your shares, redemption by telephone, fax, telegram, or Internet is not available until these certificates are deposited with the Fund's transfer agent.

              CHECKWRITING

              * Checks can be issued for the Virginia Money Market Fund account. Return a signed signature card, which accompanies your application, or request a signature card separately and return it to:

                           USAA Shareholder Account Services
                           P.O. Box 659453
                           San Antonio, TX 78265-9825

              You will not be charged for the use of checks or any subsequent reorders. You may write checks in the amount of $250 or more. CHECKS WRITTEN FOR LESS THAN $250 WILL BE RETURNED UNPAID. Because the value of your account changes daily as dividends accrue, you may not write a check to close your account.

              USAA BROKERAGE SERVICES

              * Call toll free 800-531-8343 (in San Antonio, 456-7214) to speak with a member service representative.


IMPORTANT INFORMATION ABOUT PURCHASES
AND REDEMPTIONS

              SHORT-TERM TRADING FEE

              Because the Virginia Bond Fund can experience price fluctuations, it is intended for long-term investors. It is not designed for short-term investors whose purchases and redemptions can unnecessarily disrupt the efficient management of the Fund and its investment strategy and increase the Fund's transaction costs. For these reasons, the Fund is authorized to charge up to a 2% short-term trading fee on the value of redemptions and exchanges of fund shares done within five business days of purchase. This fee will be deducted from an investor's redemp-

USAA Virginia Funds - 36

--------------------------------------------------------------------------------

              tion proceeds and paid directly to the Fund to help reduce transaction costs. The Fund currently is waiving the fee altogether but reserves the right to begin charging the fee at any time without prior notice to shareholders.

              Currently, financial intermediaries that establish omnibus accounts to invest in the Fund are not required to impose redemption fees on their underlying clients or submit to the Fund trading information for their clients. Once the Fund begins charging the redemption fee, it could be limited in imposing this fee on shareholders purchasing shares through intermediaries based on the cooperation of the intermediary and capabilities of its information systems.

              Once the Fund begins charging the fee, the Fund will waive the imposition of this fee for redemptions done for financial emergencies outside of the control of the investor (E.G., for members who receive deployment orders), upon written request of an investor.

              ACCOUNT BALANCE

              USAA Shareholder Account Services, the Funds' transfer agent, may assess annually a small balance account fee of $12 to each shareholder account with a balance of less than $2,000 at the time of assessment. Accounts exempt from the fee include: (1) any account regularly purchasing additional shares each month through an automatic investment plan; (2) any account registered under the Uniform Gifts/Transfers to Minors Act (UGMA/UTMA); (3) all (non-IRA) money market fund accounts; and (4) any account whose registered owner has an aggregate balance of$50,000 or more invested in USAA mutual funds.

              FUND RIGHTS

              Each Fund reserves the right to:

              * Reject or restrict purchase or exchange orders when in the best interest of the Fund;

              * Limit or discontinue the offering of shares of the Fund without notice to the shareholders;

              * Calculate the NAV per share on a business day that the NYSE is closed;
                                                                 37 - Prospectus

USAA VIRGINIA FUNDS
--------------------------------------------------------------------------------

              * Require a signature guarantee for transactions or changes in account information in those instances where the appropriateness of a signature authorization is in question (the statement of additional information contains information on acceptable guarantors);

              * Redeem an account with less than 50 full shares, with certain limitations; and

              * Restrict or liquidate an account when necessary or appropriate to comply with federal law.

EXCHANGES

              EXCHANGE PRIVILEGE

              The exchange privilege is automatic when you complete your application. You may exchange shares among funds in the USAA family of funds, provided you do not hold these shares in stock certificate form and the shares to be acquired are offered in your state of residence. Only Virginia residents may exchange into a Virginia Fund.

              Exchanges made through USAA TouchLine(R) and the Internet require an Electronic Services Agreement (ESA) on file. After we receive the exchange orders, the Funds' transfer agent will simultaneously process exchange redemptions and purchases at the share prices next determined. The investment minimums applicable to share
              purchases  also  apply  to  exchanges.   For  federal  income  tax
              purposes, an exchange between funds is a taxable event; as such, you may realize a capital gain or loss. Such capital gains or losses are based on the difference between your cost basis in the shares originally purchased and the price of the shares received upon exchange.

              IF YOUR SHARES ARE HELD IN YOUR USAA BROKERAGE ACCOUNT WITH USAA BROKERAGE SERVICES, PLEASE CONTACT USAA BROKERAGE SERVICES REGARDING EXCHANGE POLICIES. THESE SHARES WILL BECOME PART OF YOUR USAA BROKERAGE ACCOUNT, AND ANY EXCHANGE REQUEST RECEIVED IN GOOD ORDER PRIOR TO THE CLOSE OF THE NYSE (GENERALLY 4 P.M. EASTERN
              TIME) WILL RECEIVE THE NAV PER SHARE DETERMINED FOR THAT DAY, SUBJECT TO THE POLICIES AND PROCEDURES THAT APPLY TO YOUR USAA BROKERAGE ACCOUNT.

USAA Virginia Funds - 38

--------------------------------------------------------------------------------

              The Funds have undertaken certain procedures regarding telephone transactions as described on page 35.

              EXCHANGE LIMITATIONS

              To minimize fund costs and to protect the Virginia Bond Fund and its shareholders from unfair expense burdens, the Fund restricts excessive exchanges. The limit on exchanges out of any fund in the USAA family of funds for each account is six per calendar year (except there is no limitation on exchanges out of the USAA Short-Term Fund, the USAA Short-Term Bond Fund, or any of the money market funds in the USAA family of funds). However, each fund reserves the right to reject a shareholder's purchase or exchange orders into a fund at any time when in the best interest of the fund. The Virginia Bond Fund may still restrict an investor's account from further purchases or exchanges even if the investor has complied with the exchange policy if the investor is engaged in excessive short-term trading. See THE VIRGINIA BOND FUND'S RIGHT TO REJECT PURCHASE AND EXCHANGE ORDERS AND LIMIT TRADING IN ACCOUNTS on page 28.

              For purposes of this policy, all exchanges from the Virginia Bond Fund on a trading day are counted only as one exchange. The following transactions are not counted as exchanges for purposes of this policy:

              *   Transactions   done  under   automatic   purchase   plans  and
                  systematic withdrawal plans;

              * Transactions done to meet minimum distribution requirements from retirement accounts; and

              *   Transactions   done   to   effect   an   IRA   conversion   or
                  redistribution to a different retirement account.

              In addition, each fund reserves the right to terminate or change the terms of an exchange offer.

SHAREHOLDER INFORMATION

              SHARE PRICE CALCULATION

              The price at which you purchase and redeem Fund shares is equal to the NET ASSET VALUE (NAV) PER SHARE determined on the effective date of the purchase or redemption. You may buy and sell Fund shares at the

                                                                 39 - Prospectus

USAA VIRGINIA FUNDS
--------------------------------------------------------------------------------

              NAV per share without a sales charge. Each Fund's NAV per share is calculated as of the close of the NYSE (generally 4 p.m. Eastern
              Time) each day that the NYSE is open for regular trading. The NYSE is closed on most national holidays and Good Friday.

     -----------------------------------------------------------------------
                                  TOTAL ASSETS - TOTAL LIABILITIES
     [ARROW]  NAV PER SHARE  =  --------------------------------------
                                        NUMBER OF SHARES
                                          OUTSTANDING
     -----------------------------------------------------------------------

              VALUATION OF SECURITIES

              Securities of the Virginia Bond Fund are generally traded in the over-the-counter market and are valued each business day by a pricing service (the Service) approved by the Fund's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices those securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers in securities; and general market conditions. In addition, securities purchased with maturities of 60 days or less and all securities of the Virginia Money Market Fund are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

              Investments in open-end investment companies are valued at their net asset value at the end of each business day. Futures contracts are valued at the last quoted sales price.

              Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith by us at fair value using valuation procedures approved by the Fund's Board of Directors. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, and the actual price realized from the sale of a security may differ mate-

USAA Virginia Funds - 40

--------------------------------------------------------------------------------

              rially from the fair value price. Valuing these securities at fair value is intended to cause a Fund's NAV to be more reliable than it otherwise would be.

              Fair value methods used by the Virginia Bond Fund include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotations systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influences the market in which the securities are purchased and sold.

              For additional information on how securities are valued, see VALUATION OF SECURITIES in the Funds' statement of additional information.

              DIVIDENDS AND OTHER DISTRIBUTIONS

              Distributions from each Fund's net investment income are declared daily and paid on the last business day of each month. Dividends begin accruing on shares the day following their purchase date and continue to accrue to the effective date of redemption. Ordinarily, any realized capital gain distributions will be paid in December of each year. The Funds may make additional distributions to shareholders when considered appropriate or necessary. For example, a Fund could make an additional distribution to avoid the imposition of any federal income or excise tax.

              We will automatically reinvest all NET INVESTMENT INCOME DIVIDENDS and REALIZED CAPITAL GAIN DISTRIBUTIONS in additional shares of the distributing Fund unless you instruct us differently. The share price will be the NAV of the Fund shares computed on the ex-distribution date. Any realized capital gain distributions made by the Virginia Bond Fund will reduce the NAV per share by the amount of the distribution on the ex-distribution date. You should consider carefully the effects of purchasing shares of the Virginia Bond Fund shortly before any realized capital gain distribution. Some or all of these distributions are subject to taxes. If you become a resident of a state other than Virginia, we will mail a check for proceeds of income dividends to you monthly.

                                                                 41 - Prospectus

USAA VIRGINIA FUNDS
--------------------------------------------------------------------------------

          ----------------------------------------------------------------------
          [ARROW] NET INVESTMENT INCOME DIVIDENDS PAYMENTS TO SHARE HOLDERS OF INCOME FROM DIVIDENDS AND INTEREST GENERATED BY A FUND'S INVESTMENTS.

          [ARROW] REALIZED CAPITAL GAIN DISTRIBUTIONS PAYMENTS TO SHAREHOLDERS OF GAINS REALIZED ON SECURITIES THAT A FUND HAS SOLD AT A PROFIT, MINUS ANY REALIZED LOSSES.
          ----------------------------------------------------------------------

              We will invest in your account any dividend or other distribution payment returned to us at the then-current NAV per share. Dividend and other distribution checks become void six months from the date on the check. The amount of the voided check will be invested in your account at the then-current NAV per share.

              TAXES

              The following tax information is quite general and refers to the federal income tax law in effect as of the date of this prospectus. While we manage the Funds so that at least 80% of each Fund's annual interest income will be exempt from federal and state income taxes, we may invest up to 20% of each Fund's assets in securities that generate income not exempt from those taxes. The interest income exemption for federal income tax purposes does not necessarily mean that the income is exempt under the income or other tax laws of any state or local taxing authority. A Fund's interest income also may be a tax preference item for purposes of the AMT. As discussed earlier on page 19, net capital gain distributed by or reinvested in a Fund will be taxable. In addition, gains, if any, on the redemption of a Fund's shares are taxable. A 15% maximum federal income tax rate will apply (1) through 2008 to the gain on an individual shareholder's redemption of Fund shares held for more than a year and (2) to a Fund's distributions to individual shareholders of net capital gain it recognizes on sales or exchanges through March 31, 2009, of capital assets it holds for more than one year. Although that rate also applies to certain taxable dividends, it is not expected that any Fund's income dividends will qualify for that rate. Because each investor's tax circumstances are unique and because the tax laws are subject to change, we recommend that you consult your tax adviser about your investment.

USAA Virginia Funds - 42

--------------------------------------------------------------------------------

              WITHHOLDING

              Federal law requires each Fund to withhold and remit to the U.S. Treasury 28% of (1) taxable net investment income dividends, realized capital gain distributions, and proceeds of redemptions (other than redemptions of Virginia Money Market Fund shares) otherwise payable to any non-corporate shareholder who fails to furnish the Fund with a correct taxpayer identification number (together with the withholding described in the next clause, "backup withholding") and (2) those dividends and distributions otherwise payable to any such shareholder who:

              *   Underreports dividend or interest income or

              * Fails to certify that he or she is not subject to backup withholding.

              To avoid this withholding requirement, you must certify, on your application or on a separate IRS Form W-9 supplied by the Fund's transfer agent, that your taxpayer identification number is correct and you are not currently subject to backup withholding.

              REPORTING

              Each Fund will report information to you annually concerning the tax status of dividends and other distributions for federal income tax purposes, including the portion of the dividends constituting a tax preference item for purposes of the federal AMT and the percentage and source (by state) of interest income earned on tax-exempt securities held by that Fund during the preceding year.

              VIRGINIA TAXATION

              The following is only a summary of some of the important Virginia personal income tax considerations generally affecting the Funds and their shareholders. This discussion is not intended as a substitute for careful planning. As a potential investor in the Funds, you should consult your tax adviser with specific reference to your own tax situation.

              Dividends paid by the Funds and derived from interest on obligations of the Commonwealth of Virginia or of any political subdivision or instrumentality of the Commonwealth, which pay interest excludable from federal gross income, or derived from obligations of the United States, which pay interest or dividends excludable from Virginia taxable income

                                                                 43 - Prospectus

USAA VIRGINIA FUNDS
--------------------------------------------------------------------------------

              under the laws of the United States, will be exempt from the Virginia income tax. Dividends (1) paid by the Funds, (2) excluded from gross income for federal income tax purposes, and (3) derived from interest on obligations of certain territories and possessions of the United States (those issued by Puerto Rico, the Virgin Islands, and Guam) will be exempt from the Virginia income tax. To the extent a portion of the dividends is derived from interest on obligations other than those described above, such portion will be subject to the Virginia income tax even though it may be excludable from gross income for federal income tax purposes.

              Distributions from the Funds and derived from long-term capital gains on the sale or exchange by the Funds of obligations of the Commonwealth of Virginia, any political subdivision or instrumentality of the Commonwealth, or the United States will be exempt from Virginia income tax. Distributions from the Funds of all other long-term capital gains and all short-term capital gains realized by the Funds generally will be taxable to you regardless of how long you have held the shares.

              SHAREHOLDER MAILINGS

              HOUSEHOLDING

              Through our ongoing efforts to help reduce Fund expenses, each household will receive a single copy of the Funds' most recent financial reports and prospectus even if you or a family member own more than one account in the Funds. For many of you, this eliminates duplicate copies and saves paper and postage costs to the Funds. However, if you would like to receive individual copies, please call us and we will begin your individual delivery within 30 days of your request.

              ELECTRONIC DELIVERY

              Log  on to  USAA.COM  and  sign  up to  receive  your  statements,
              confirmations,   financial  reports,   and  prospectuses  via  the
              Internet instead of through the mail.

USAA Virginia Funds - 44

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

              The following financial highlights tables are intended to help you understand each Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all net investment income and realized capital gains distributions).

              The information for the fiscal years ended March 31, 2005, 2004, and 2003, has been audited by Ernst & Young LLP, whose report, along with the Funds' financial statements, are included in the annual report, which is available upon request. The information prior to fiscal year 2003, was audited by another independent registered public accounting firm.

                                                                 45 - Prospectus

USAA VIRGINIA FUNDS
--------------------------------------------------------------------------------

VIRGINIA BOND FUND

                                          YEAR ENDED MARCH 31,
                      ----------------------------------------------------------
                         2005       2004        2003        2002       2001
                      ----------------------------------------------------------
Net asset value at
 beginning of period  $    11.83  $   11.67   $   11.08  $   11.29   $   10.69
                      ----------------------------------------------------------
Income (loss) from
 investment
 operations:
  Net investment income      .50        .51         .52        .55         .59
  Net realized and
    unrealized gain (loss)  (.23)       .16         .59       (.21)        .60
                      ----------------------------------------------------------
Total from investment
 operations                  .27        .67        1.11        .34        1.19
                      ----------------------------------------------------------
Less distributions:
 From net investment
  income                    (.50)      (.51)       (.52)      (.55)       (.59)
                      ----------------------------------------------------------
Net asset value
 at end of period     $    11.60  $   11.83   $   11.67  $   11.08   $   11.29
                      ==========================================================
Total return (%)*           2.34       5.84       10.16       3.02       11.45

Net assets at end
 of period (000)      $  514,814  $ 510,505   $ 510,336  $ 466,718   $ 432,047

Ratio of expenses
 to average net
 assets (%)**(a)             .60        .61         .59        .52         .43

Ratio of net investment
 income to average
 net assets (%)**           4.28       4.32        4.51       4.86        5.38

Portfolio turnover (%)      6.67      15.77       14.91      35.06       30.28

* Assumes reinvestment of all net investment income distributions during the period.

**  For the year ended March 31, 2005, average net assets were $502,635,000.

(a) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:

                            (.00%)(+)  (.00%)(+)   (.00%)(+)  (.02%)       -

    (+) Represents less than 0.01% of average net assets.

USAA Virginia Funds - 46

--------------------------------------------------------------------------------

VIRGINIA MONEY MARKET FUND

                                        YEAR ENDED MARCH 31,
                      ----------------------------------------------------------
                         2005        2004        2003      2002        2001
                      ----------------------------------------------------------
Net asset value at
 beginning of period  $     1.00  $    1.00   $    1.00  $    1.00   $    1.00

Income from investment
 operations:
  Net investment income      .01        .01         .01        .02         .04

Less distributions:
  From net investment
   income                   (.01)      (.01)       (.01)      (.02)       (.04)
                      ----------------------------------------------------------
Net asset value at
 end of period        $     1.00  $    1.00   $    1.00  $    1.00   $    1.00
                      ==========================================================
Total return (%)*            .98        .57         .92       1.82        3.70

Net assets at end
 of period (000)      $  175,317  $ 175,108   $ 184,190  $ 171,656   $ 168,669

Ratio of expenses
 to average net
 assets (%)**(a)             .55        .56         .56        .55         .50

Ratio of net investment
 income to average
 net assets (%)**            .97        .57         .91       1.80        3.63

* Assumes reinvestment of all net investment income distributions during the period.

**  For the year ended March 31, 2005, average net assets were $171,969,000.

(a) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly did not affect the Fund's expense ratios.

                                                                 47 - Prospectus

USAA VIRGINIA FUNDS
--------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE
FUNDS' INVESTMENT POLICIES

              THE FOLLOWING ARE DESCRIPTIONS OF CERTAIN INVESTMENT POLICIES OF THE VIRGINIA FUNDS AND TYPES OF SECURITIES IN WHICH THE FUNDS' ASSETS MAY BE INVESTED:

              ADJUSTABLE-RATE SECURITIES

              Each Fund's assets may be invested in adjustable-rate securities. Similar to variable-rate demand notes, the interest rate on such securities is adjusted periodically to reflect current market conditions. Generally, the security's yield is based on a U.S. dollar-based interest rate benchmark such as the London Interbank Offered Rate (LIBOR) or the BMA Municipal Swap Index Yield (BMA). These interest rates are adjusted at a given time, such as weekly or monthly or upon change in the interest rate benchmark. The yields are closely correlated to changes in money market interest rates. However, these securities do not offer the right to sell the security at face value prior to maturity.

              FUTURES

              Under certain circumstances, the Virginia Bond Fund may buy and sell certain types of futures contracts. Futures contracts are publicly traded contracts to buy or sell an underlying asset or group of assets, such as a treasury bond or an index of securities, at a future time at a specified price. For more information on futures, see the statement of additional information.

              ILLIQUID SECURITIES

              Up to 15% of the Virginia Bond Fund's net assets and up to 10% of the Virginia Money Market Fund's net assets may be invested in securities that are illiquid. Illiquid securities are those securities which cannot be disposed of in the ordinary course of business, seven days or less, at approximately the same value at which the Fund has valued the securities.

              Lease obligations and certain put bonds subject to restrictions on transfer may be determined to be liquid in accordance with the guidelines established by the Funds' Board of Directors.

USAA Virginia Funds - 48

--------------------------------------------------------------------------------

              In determining the liquidity of a lease obligation, we will consider: (1) the frequency of trades and quotes for the lease obligation; (2) the number of dealers willing to purchase or sell the lease obligation and the number of other potential purchasers;
              (3) dealer  undertakings to make a market in the lease obligation;
              (4) the nature of the marketplace trades, including the time needed to dispose of the lease obligation, the method of soliciting offers, and the mechanics of transfer; (5) whether the lease obligation is of a size that will be attractive to institutional investors; (6) whether the lease obligation contains a non-appropriation clause and the likelihood that the obligor will fail to make an appropriation therefor; and (7) such other factors as we may determine to be relevant to such determination.

              In determining the liquidity of put bonds with restrictions on transfer, we will evaluate the credit quality of the party providing the put or demand feature.

              INVERSE FLOATING RATE SECURITIES

              Up to 10% of the Virginia Bond Fund's net assets may be invested in municipal securities whose coupons vary inversely with changes in short-term tax-exempt interest rates and thus are considered a leveraged investment in an underlying municipal bond (or securities with similar economic characteristics). These securities present special risks for two reasons: (1) if short-term interest rates rise (fall), the income the Fund earns on the inverse floating rate security will fall (rise); and (2) if long-term interest rates rise (fall) the value of the inverse floating rate security will fall (rise) more than the value of the underlying bond because of the leveraged nature of the investment. The Fund will seek to buy these securities at attractive values and yields that more than compensate the Fund for the securities' price volatility.

              MUNICIPAL LEASE OBLIGATIONS

              Each Fund's assets may be invested in a variety of instruments commonly referred to as municipal lease obligations, including leases and certificates of participation in such leases and contracts.

              Certain lease obligations contain "non-appropriation" clauses, which provide that the municipality has no obligation to make lease obligation

                                                                 49 - Prospectus

USAA VIRGINIA FUNDS
--------------------------------------------------------------------------------

              payments in future years unless money is appropriated for such purpose on a yearly basis.

              PERIODIC AUCTION RESET BONDS

              The Virginia Bond Fund may invest in tax-exempt periodic auction reset bonds. Periodic auction reset bonds are bonds whose interest rates are reset periodically through an auction mechanism. For purposes of calculating the portfolio weighted average maturity of the Fund, the maturity of periodic auction reset bonds will be deemed to be the next interest reset date, rather than the remaining stated maturity of the instrument.

              Periodic auction reset bonds, similar to short-term debt instruments, are generally subject to less interest rate risk than long-term fixed rate debt instruments because the interest rate will be periodically reset in a market auction. Periodic auction reset bonds with a long remaining stated maturity (I.E., ten years or more), however, could have greater market risk than fixed short-term debt instruments, arising from the possibility of auction failure or insufficient demand at an auction, resulting in greater price volatility of such instruments compared to fixed short-term bonds.

              PUT BONDS

              Each Fund's assets may be invested in tax-exempt securities (including securities with variable interest rates) that may be redeemed or sold back (put) to the issuer of the security or a third party prior to stated maturity (put bonds). Such securities will normally trade as if maturity is the earlier put date, even though stated maturity is longer. For the Virginia Bond Fund, maturity for put bonds is deemed to be the date on which the put becomes exercisable. Generally, maturity for put bonds for the Virginia Money Market Fund is determined as stated under Variable-Rate Demand Notes.

              SYNTHETIC INSTRUMENTS

              Each Fund's assets may be invested in tender option bonds, bond receipts, and similar synthetic municipal instruments. A synthetic instrument is a security created by combining an intermediate- or long-term municipal bond with a right to sell the instrument back to the remarketer or liquidity provider for repurchase on short notice. This right to sell is commonly referred to as a tender option. Usually, the tender option is

USAA Virginia Funds - 50

--------------------------------------------------------------------------------

              backed by a conditional guarantee or letter of credit from a bank or other financial institution. Under its terms, the guarantee may expire if the municipality defaults on payments of interest or principal on the underlying bond, if the credit rating of the municipality is downgraded, or the underlying bond loses its tax-exempt treatment. Synthetic instruments involve structural risks that could adversely affect the value of the instrument or could result in a Fund holding an instrument for a longer period of time than originally anticipated.

              VARIABLE-RATE DEMAND NOTES

              Each Fund's assets may be invested in tax-exempt securities, which provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly or other specified time interval to a rate that reflects current market conditions. The effective maturity for these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements. These interest rate adjustments can both raise and lower the income generated by such securities. These changes will have the same effect on the income earned by the Fund depending on the proportion of such securities held.

              In the case of the Virginia Money Market Fund only, any variable rate instrument with a demand feature will be deemed to have a maturity equal to either the date on which the underlying principal amount may be recovered through demand or the next rate adjustment date consistent with applicable regulatory requirements.

              WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES

              Each Fund's assets may be invested in securities offered on a when-issued or delayed-delivery basis.

              * Delivery and payment take place after the date of the commitment to purchase, normally within 45 days. Both price and interest rate are fixed at the time of commitment.

              * The Funds do not earn interest on the securities until settlement, and the market value of the securities may fluctuate between purchase and settlement.

              *   Such securities can be sold before settlement date.

                                                                 51 - Prospectus

USAA VIRGINIA BOND
--------------------------------------------------------------------------------

              ASSET COVERAGE

              Each Fund will cover transactions in futures, as well as when-issued or delayed-delivery securities as required under applicable interpretations of the Securities and Exchange Commission, by segregating cash or liquid securities in an amount equal to or exceeding the Fund's commitment with respect to the contracts or securities.

              ZERO COUPON BONDS

              Each Fund's assets may be invested in zero coupon bonds. A zero coupon bond is a security that is sold at a deep discount from its face value, makes no periodic interest payments, and is redeemed at face value when it matures. The lump sum payment at maturity increases the price volatility of the zero coupon bond to changes in interest rates when compared to a bond that distributes a semiannual coupon payment. In calculating its dividend, each Fund records as income the daily amortization of the purchase discount.

              OTHER INVESTMENT COMPANIES

              Each Fund may invest in securities issued by other investment companies that invest in eligible quality, short-term debt securities and seek to maintain a $1 net asset value per share, I.E., "money market" funds. In addition, the Virginia Bond Fund may invest in securities issued by other non-money market investment companies (including exchange-traded funds) that invest in the types of securities in which the Fund itself is permitted to invest. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears in connection with its own operations. The Funds may invest in securities issued by other investment companies subject to statutory limitations prescribed by the 1940 Act.

              ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENT POLICIES AND THE SECURITIES IN WHICH THE FUNDS MAY INVEST IS PROVIDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

USAA Virginia Funds - 52

                                   APPENDIX A
--------------------------------------------------------------------------------

TAXABLE-EQUIVALENT YIELD TABLE

Combined 2005 Federal Income Tax and
Virginia State Personal Income Tax Rates

Assuming a Federal
Marginal Tax Rate of:      25.0%         28.0%         33.0%        35.0%

and a State Rate of:       5.75%         5.75%         5.75%        5.75%

The Effective Marginal
Tax Rate Would be:        29.31%(a)     32.14%(b)     36.85%(c)    38.74%(d)

To Match a Double
Tax-Free Yield of:    A Fully Taxable Investment Would Have to Pay You:

================================================================================
          1.00%            1.41%         1.47%         1.58%        1.63%
--------------------------------------------------------------------------------
          1.50%            2.12%         2.21%         2.38%        2.45%
--------------------------------------------------------------------------------
          2.00%            2.83%         2.95%         3.17%        3.26%
--------------------------------------------------------------------------------
          2.50%            3.54%         3.68%         3.96%        4.08%
--------------------------------------------------------------------------------
          3.00%            4.24%         4.42%         4.75%        4.90%
--------------------------------------------------------------------------------
          3.50%            4.95%         5.16%         5.54%        5.71%
--------------------------------------------------------------------------------
          4.00%            5.66%         5.89%         6.33%        6.53%
--------------------------------------------------------------------------------
          4.50%            6.37%         6.63%         7.13%        7.35%
--------------------------------------------------------------------------------
          5.00%            7.07%         7.37%         7.92%        8.16%
--------------------------------------------------------------------------------
          5.50%            7.78%         8.10%         8.71%        8.98%
--------------------------------------------------------------------------------
          6.00%            8.49%         8.84%         9.50%        9.79%
--------------------------------------------------------------------------------
          6.50%            9.20%         9.58%        10.29%       10.61%
--------------------------------------------------------------------------------
          7.00%            9.90%        10.32%        11.09%       11.43%
================================================================================

(a) Federal Rate of 25.0% + (Virginia State Rate of 5.75% x (1-25.0%))

(b) Federal Rate of 28.0% + (Virginia State Rate of 5.75% x (1-28.0%))

(c) Federal Rate of 33.0% + (Virginia State Rate of 5.75% x (1-33.0%))

(d) Federal Rate of 35.0% + (Virginia State Rate of 5.75% x (1-35.0%))

     A fully taxable investment is a bond that pays taxable interest or a mutual fund that pays dividends that are attributable to taxable interest.

     This table is a hypothetical illustration and should not be considered an indication of Fund performance of any of the USAA family of funds.

     These rates were selected as examples that would be relevant to most taxpayers.

                                                                 53 - Prospectus

                                      NOTES
USAA Virginia Funds - 54

                                      NOTES
                                                                 55 - Prospectus

                                      NOTES

USAA Virginia Funds - 56

                    INVESTMENT      USAA Investment Management Company
                      ADVISER,      P.O. Box 659453
                ADMINISTRATOR,      San Antonio, Texas 78265-9825
                  UNDERWRITER,
               AND DISTRIBUTOR


                TRANSFER AGENT      USAA Shareholder Account Services
                                    P.O. Box 659453
                                    San Antonio, Texas 78265-9825

                 CUSTODIAN AND      State Street Bank and Trust Company
              ACCOUNTING AGENT      P.O. Box 1713
                                    Boston, Massachusetts

                     TELEPHONE      Call toll free - Central Time
              ASSISTANCE HOURS      Monday - Friday 7 a.m. to 10 p.m.
                                    Saturday 8:30 a.m. to 5 p.m.
                                    Sunday 10:30 a.m. to 7 p.m.


                   FOR ACCOUNT      800-531-8448 in San Antonio, 456-7202
         SERVICING, EXCHANGES,
                OR REDEMPTIONS


               RECORDED MUTUAL      24-Hour Service (from any phone)
             FUND PRICE QUOTES      800-531-8066 in San Antonio, 498-8066



                   MUTUAL FUND      (from touch-tone phones only)
             USAA TOUCHLINE(R)      For account balance, last transaction, fund
                                    prices, or to exchange/redeem fund shares
                                    800-531-8777 in San Antonio, 498-8777


               INTERNET ACCESS      USAA.COM

                                                                       [GRAPHIC]
                                                                        Recycled
                                                                           Paper

[USAA         9800 Fredericksburg Road                     ----------------
EAGLE         San Antonio, Texas  78288                       PRSRT STD
LOGO (R)]                                                   U.S. Postage
                                                                PAID
                                                                USAA
                                                            ---------------

Receive this document
and others electronically.
Sign up at USAA.COM.

================================================================================

          If you would like more information about the Funds, you may call 800-531-8181 to request a free copy of the Funds' statement of additional information (SAI), annual or semiannual reports, or to ask other questions about the Funds. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during the last fiscal year. The Funds' annual and semiannual reports also can be viewed on USAA.COM. A complete description of the Funds' policies and procedures with respect to the disclosure of each Fund's portfolio securities is available in the Fund's SAI. The SAI is not available on USAA.COM because of cost considerations combined with the lack of investor demand.

          To view these documents, along with other related documents, you can visit the EDGAR database on the SEC's Web site (www.sec.gov) or the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room can be obtained by calling 202-942-8090. Additionally, copies of this information can be obtained, after payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the Commission, Washington, DC 20549-0102.

================================================================================

          [USAA       WE KNOW WHAT IT MEANS TO SERVE(R).
          EAGLE      ------------------------------------
          LOGO (R)]     INSURANCE  *  MEMBER SERVICES



17000-0805 Investment Company Act File No. 811-3333 (C) 2005, USAA. All rights reserved.

                                     Part B

                  Statements of Additional Information for the
                    Long-Term, Intermediate-Term, Short-Term
                       and Tax Exempt Money Market Funds

[USAA      USAA                                         STATEMENT OF
EAGLE      TAX EXEMPT                                   ADDITIONAL INFORMATION
LOGO (R)]  FUND, INC.                                   AUGUST 1, 2005


                           USAA TAX EXEMPT FUND, INC.
                    (LONG-TERM FUND, INTERMEDIATE-TERM FUND,
               SHORT-TERM FUND, AND TAX EXEMPT MONEY MARKET FUND)

--------------------------------------------------------------------------------

USAA TAX EXEMPT FUND, INC. (the Company) is a registered investment company offering shares of ten no-load mutual funds, four of which are described in this Statement of Additional Information (SAI): the Long-Term Fund, Intermediate-Term Fund, Short-Term Fund, and Tax Exempt Money Market Fund (collectively, the Funds). Each Fund is classified as diversified and has a common investment objective of providing investors with interest income that is exempt from federal income tax. The Tax Exempt Money Market Fund has a further objective of preserving capital and maintaining liquidity.

         You may obtain a free copy of the prospectus dated August 1, 2005, for the Funds by writing to USAA Tax Exempt Fund, Inc., 9800 Fredericksburg Road, San Antonio, TX 78288, or by calling toll free 1-800-531-8181. The prospectus provides the basic information you should know before investing in the Funds. This SAI is not a prospectus and contains information in addition to and more detailed than that set forth in the prospectus. It is intended to provide you with additional information regarding the activities and operations of the Company and the Funds, and should be read in conjunction with the prospectus.

         The financial statements of the Funds and the Independent Registered Public Accounting Firm's Report thereon for the fiscal year ended March 31, 2005, are included in the accompanying annual report to shareholders of that date and are incorporated herein by reference.

--------------------------------------------------------------------------------

                                TABLE OF CONTENTS
Page

2        Valuation of Securities
3        Conditions of Purchase and Redemption
3        Additional Information Regarding Redemption of Shares
4        Investment Plans
5        Investment Policies
13       Investment Restrictions
14       Portfolio Transactions
15       Fund History and Description of Shares
16       Tax Considerations
18       Directors and Officers of the Company
25       The Company's Manager
28       Portfolio Manager Disclosure
30       Portfolio Holdings Disclosure
31       General Information
32       Appendix A - Tax-Exempt Securities and Their Ratings

                             VALUATION OF SECURITIES

Shares of each Fund are offered on a continuing, best-efforts basis through USAA Investment Management Company (IMCO or the Manager). The offering price for shares of each Fund is equal to the current net asset value (NAV) per share. The NAV per share of each Fund is calculated by adding the value of all its portfolio securities and other assets, deducting its liabilities, and dividing by the number of shares outstanding.

         A Fund's NAV per share is calculated each day, Monday through Friday, except days on which the New York Stock Exchange (NYSE) is closed. The NYSE currently is scheduled to be closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Each Fund reserves the right to calculate the NAV per share on a business day that the NYSE is closed.

         The investments of the LONG-TERM, INTERMEDIATE-TERM, AND SHORT-TERM FUNDS are generally traded in the over-the-counter market and are valued each business day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sale price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Investments in open-end investment companies are valued at their NAV at the end of each business day. Futures contracts are valued at the last quoted sales price. Securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

         Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of a Fund's shares, are valued in good faith by the Manager fair value using valuation procedures approved by the Board of Directors. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause a Fund's NAV to be more reliable than it otherwise would be.

          Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotations systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

         The value of the TAX EXEMPT MONEY MARKET FUND'S securities is stated at amortized cost, which approximates market value. This involves valuing a security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates. While this method provides certainty in valuation, it may result in periods during which the value of an instrument, as determined by amortized cost, is higher or lower than the price the Fund would receive upon the sale of the instrument.

         The valuation of the Tax Exempt Money Market Fund's portfolio instruments based upon their amortized cost is subject to the Fund's adherence to certain procedures and conditions. Consistent with regulatory requirements, the Manager will only purchase securities with remaining maturities of 397 days or less and will maintain a dollar-weighted average portfolio maturity of no more than 90 days. The Manager will invest only in securities that have been determined to present minimal credit risk and that satisfy the quality and diversification requirements of applicable rules and regulations of the Securities and Exchange Commission (SEC).

         The Board of Directors has established procedures designed to stabilize the Tax Exempt Money Market Fund's price per share, as computed for the purpose of sales and redemptions, at $1. There can be no assurance, however, that the Fund will at all times be able to maintain a constant $1 NAV per share. Such procedures include review of the Fund's holdings at such intervals as is deemed appropriate to determine whether the Fund's NAV calculated by using available market quotations deviates from $1 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing shareholders. In the event that it is determined that such a devi-ation exists, the Board of Directors will take such corrective action as it regards as necessary and appropriate. Such action may include, among other options, selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, or establishing an NAV per share by using available market quotations.

                      CONDITIONS OF PURCHASE AND REDEMPTION

NONPAYMENT

If any order to purchase shares is canceled due to nonpayment or if the Company does not receive good funds either by check or electronic funds transfer, USAA Shareholder Account Services (Transfer Agent) will treat the cancellation as a redemption of shares purchased, and you will be responsible for any resulting loss incurred by the Fund or the Manager. If you are a shareholder, the Transfer Agent can redeem shares from your account(s) as reimbursement for all losses. In addition, you may be prohibited or restricted from making future purchases in any of the USAA family of funds. A $25 fee is charged for all returned items, including checks and electronic funds transfers.

TRANSFER OF SHARES

You may transfer Fund shares to another person by sending written instructions to the Transfer Agent. The account must be clearly identified, and you must include the number of shares to be transferred, the signatures of all registered owners, and all stock certificates, if any, which are the subject of transfer. You also need to send written instructions signed by all registered owners and supporting documents to change an account registration due to events such as marriage or death. If a new account needs to be established, you must complete and return an application to the Transfer Agent.

              ADDITIONAL INFORMATION REGARDING REDEMPTION OF SHARES

The value of your investment at the time of redemption may be more or less than the cost at purchase, depending on the value of the securities held in each Fund's portfolio. Requests for redemption that are subject to any special conditions or which specify an effective date other than as provided herein cannot be accepted. A gain or loss for tax purposes may be realized on the sale of shares of a Fund, depending upon the price when redeemed.

         The Board of Directors may cause the redemption of an account with a balance of less than 50 shares provided (1) the value of the account has been reduced, for reasons other than market action, below the minimum initial investment in such Fund at the time of the establishment of the account, (2) the account has remained below the minimum level for six months, and (3) 60 days' prior written notice of the proposed redemption has been sent to you. Shares will be redeemed at the NAV on the date fixed for redemption by the Board of Directors. Prompt payment will be made by mail to your last known address.

         The Company reserves the right to suspend the right of redemption or postpone the date of payment (1) for any periods during which the NYSE is closed, (2) when trading in the markets the Company normally utilizes is restricted, or an emergency exists as determined by the SEC so that disposal of the Company's investments or determination of its NAV is not reasonably practicable, or (3) for such other periods as the SEC by order may permit for protection of the Company's shareholders.

         For the mutual  protection  of the investor and the Funds,  the Company may require a signature guarantee. If required, each signature on the account registration must be guaranteed. Signature guarantees are acceptable from FDIC member banks, brokers, dealers, municipal securities dealers, municipal securities brokers, government securities dealers, government securities brokers, credit unions, national securities exchanges, registered securities associations, clearing agencies, and savings associations. A signature guarantee for active duty military personnel stationed abroad may be provided by an officer of the United States Embassy or Consulate, a staff officer of the Judge Advocate General, or an individual's commanding officer.

REDEMPTION BY CHECK

Shareholders in the Short-Term Fund or Tax Exempt Money Market Fund may request that checks be issued for their accounts. CHECKS MUST BE WRITTEN IN AMOUNTS OF AT LEAST $250.

         Checks issued to shareholders of either Fund will be sent only to the person in whose name the account is registered. The checks must be manually signed by the registered owner(s) exactly as the account is registered. For joint accounts the signature of either or both joint owners will be required on the check, according to the election made on the signature card. You will continue to earn dividends until the shares are redeemed by the presentation of a check.

         When a check is presented to the Transfer Agent for payment, a sufficient number of full and fractional shares from your account will be redeemed to cover the amount of the check. If the account balance is not adequate to cover the amount of a check, the check will be returned unpaid. A check drawn on an account in the Short-Term Fund may be returned for insufficient funds if the NAV per share of that Fund declines over the time between the date the check was written and the date it was presented for payment. Because the value of an account in either the Short-Term Fund or Tax Exempt Money Market Fund changes as dividends are accrued on a daily basis, checks may not be used to close an account.

         The checkwriting privilege is subject to the customary rules and regulations of Boston Safe Deposit and Trust Company, an affiliate of Mellon Bank, N.A. (Boston Safe) governing checking accounts. There is no charge to you for the use of the checks or for subsequent reorders of checks.

         The Company reserves the right to assess a processing fee against your account for any redemption check not honored by a clearing or paying agent. Currently, this fee is $25 and is subject to change at any time. Some examples of such dishonor are improper endorsement, checks written for an amount less than the minimum check amount, and insufficient or uncollectible funds.

         The Company, the Transfer Agent, and Boston Safe each reserves the right to change or suspend the check-writing privilege upon 30 days' written notice to participating shareholders.

         You may request that the Transfer Agent stop payment on a check. The Transfer Agent will use its best efforts to execute stop payment instructions, but does not guarantee that such efforts will be effective. The Transfer Agent will charge you $20 for each stop payment you request.

REDEMPTION BY BILL PAY

Shareholders in the Tax Exempt Money Market Fund may request through USAA.COM that their money market account be debited to pay certain USAA bills for which they are personally obligated to pay. USAA Bill Pay will not allow shareholders to make payments on bills for which they are not obligated to pay. Consent of joint account owners is not required to pay bills that an individual shareholder is solely and personally obligated to pay.

                                INVESTMENT PLANS

The Company makes available the following investment plans to shareholders of all the Funds. At the time you sign up for any of the following investment plans that utilize the electronic funds transfer service, you will choose the day of the month (the effective date) on which you would like to regularly purchase shares. When this day falls on a weekend or holiday, the electronic transfer will take place either on the business day immediately before or after the effective date. You may terminate your participation in a plan at any time. Please call the Manager for details and necessary forms or applications.

AUTOMATIC PURCHASE OF SHARES

INVESTRONIC(R) - The regular purchase of additional shares through electronic funds transfers from a checking or savings account. You may invest as little as $50 per month.

DIRECT  PURCHASE  SERVICE - The periodic  purchase of shares through  electronic
funds  transfer  from  a   non-governmental   employer,   an    income-producing
investment, or an account with a participating financial institution.

DIRECT DEPOSIT PROGRAM - The monthly transfer of certain federal benefits to directly purchase shares of a USAA mutual fund. Eligible federal benefits include: Social Security, Supplemental Security Income, Veterans Compensation and Pension, Civil Service Retirement Annuity, and Civil Service Survivor Annuity.

GOVERNMENT ALLOTMENT - The transfer of military pay by the U.S. Government Finance Center for the purchase of USAA mutual fund shares.

AUTOMATIC PURCHASE PLAN - The periodic transfer of funds from a USAA money market fund to purchase shares in another non-money market USAA mutual fund. There is a minimum investment required for this program of $5,000 in the money market fund, with a monthly transaction minimum of $50.

BUY/SELL SERVICE - The intermittent purchase or redemption of shares through electronic funds transfer to or from a checking or savings account. You may initiate a "buy" or "sell" whenever you choose.

DIRECTED DIVIDENDS - If you own shares in more than one of the Funds in the USAA Family of Funds, you may direct that dividends and/or capital gain distributions earned in one fund be used to purchase shares automatically in another fund.

         Participation in these systematic purchase plans allows you to engage in dollar-cost averaging.

SYSTEMATIC WITHDRAWAL PLAN

If you own shares with a value of $5,000 or more in a single investment account (accounts in different Funds cannot be aggregated for this purpose), you may request that enough shares to produce a fixed amount of money be liquidated from the account monthly, quarterly, or annually. The amount of each withdrawal must be at least $50. Using the electronic funds transfer service, you may choose to have withdrawals electronically deposited at your bank or other financial institution. You may also elect to have checks made payable to an entity unaffiliated with United Services Automobile Association (USAA). You also may elect to have such withdrawals invested in another USAA Fund.

         This plan may be initiated by depositing shares worth at least $5,000 with the Transfer Agent and by completing a Systematic Withdrawal Plan application, which may be requested from the Manager. You may terminate participation in the plan at any time. You are not charged for withdrawals under the Systematic Withdrawal Plan. The Company will not bear any expenses in administering the plan beyond the regular transfer agent and custodian costs of issuing and redeeming shares. The Manager will bear any additional expenses of administering the plan.

         Withdrawals will be made by redeeming full and fractional shares on the date you select at the time the plan is established. Withdrawal payments made under this plan may exceed dividends and distributions and, to this extent, will involve the use of principal and could reduce the dollar value of your investment and eventually exhaust the account. Reinvesting dividends and distributions helps replenish the account. Because share values and net investment income can fluctuate, you should not expect withdrawals to be offset by rising income or share value gains.

         Each redemption of shares of a Fund may result in a gain or loss, which must be reported on your income tax return. Therefore, you should keep an accurate record of any gain or loss on each withdrawal.

                               INVESTMENT POLICIES

The sections captioned WHAT ARE EACH FUND'S INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES? and FUND INVESTMENTS in the prospectus describe the fundamental investment objective(s) and the investment policies applicable to each Fund. There can, of course, be no assurance that each Fund will achieve its investment objective(s). Each Fund's objective(s) cannot be changed without shareholder approval. The following is provided as additional information.

TEMPORARY DEFENSIVE POLICY

Each Fund may on a temporary basis because of market, economic, political, or other conditions, invest up to 100% of its assets in short-term securities whether or not they are exempt from federal income tax. Such taxable securities may consist of obligations of the U.S. government, its agencies or instrumentalities, and repurchase agreements secured by such instruments; certificates of deposit of domestic banks having capital, surplus, and undivided profits in excess of $100 million; banker's acceptances of similar banks; commercial paper; and other corporate debt obligations.

CALCULATION OF DOLLAR WEIGHTED AVERAGE PORTFOLIO MATURITIES

Dollar weighted average portfolio maturity is derived by multiplying the value of each debt instrument by the number of days remaining to its maturity, adding the results of these calculations, and then dividing the total by the value of a Fund's debt instruments. An obligation's maturity is typically determined on a stated final maturity basis, although there are some exceptions to this rule.

         With respect to obligations held by the Long-Term Fund, the Intermediate-Term Fund, and the Short-Term Fund, if it is probable that the issuer of an instrument will take advantage of a maturity-shortening device, such as a call, refunding, or redemption provision, the date on which the instrument will probably be called, refunded, or redeemed may be considered to be its maturity date. Also, the maturities of securities subject to sinking fund arrangements are determined on a weighted average life basis, which is the average time for principal to be repaid. The weighted average life of these securities is likely to be substantially shorter than their stated final maturity. In addition, for purposes of these Funds' investment policies, an instrument will be treated as having a maturity earlier than its stated maturity date if the instrument has technical features such as puts or demand features that, in the judgment of the Manager, will result in the instrument being valued in the market as though it has the earlier maturity.

         Finally, for purposes of calculating the weighted average portfolio maturity of these Funds, the maturity of a debt instrument with a periodic interest reset date will be deemed to be the next reset date, rather than the remaining stated maturity of the instrument if, in the judgment of the Manager, the periodic interest reset features will result in the instrument being valued in the market as though it has the earlier maturity.

         The Tax Exempt Money Market Fund will determine the maturity of an obligation in its portfolio in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended (1940 Act).

PERIODIC AUCTION RESET BONDS

Each Fund's (other than the Tax-Exempt Money Market Fund's) assets may be invested in tax-exempt periodic auction reset bonds. Periodic auction reset bonds are bonds whose interest rates are reset periodically through an auction mechanism. For purposes of calculating the weighted average portfolio maturity of each Fund (except for the Tax-Exempt Money Market Fund), the maturity of periodic auction reset bonds will be deemed to be the next interest reset date, rather than the remaining stated maturity of the instrument.

         Periodic auction reset bonds, similar to short-term debt instruments, are generally subject to less interest rate risk than long-term fixed rate debt instruments because the interest rate will be periodically reset in a market auction. Periodic auction reset bonds with a long remaining stated maturity (I.E., ten years or more), however, could have greater market risk than fixed short-term debt instruments, arising from the possibility of auction failure or insufficient demand at an auction, resulting in greater price volatility of such instruments compared to fixed short-term bonds.

DIVERSIFICATION

Each Fund intends to be diversified as defined in the 1940 Act and to satisfy the restrictions against investing too much of its assets in any "issuer" as set forth in the prospectus. In implementing this policy, the identification of the issuer of a municipal security depends on the terms and conditions of the security. When the assets and revenues of an agency, authority, instrumentality, or other political subdivision are separate from those of the government creating it and the security is backed only by the assets and revenues of the subdivision, agency, authority, or instrumentality, the latter would be deemed to be the sole issuer. Similarly, if an industrial development bond is backed only by the assets and revenues of the non-government user, then that user would be deemed to be the sole issuer. However, if in either case the creating government or some other entity guarantees a security, the guarantee would be considered a separate security and would be treated as an issue of that government or other entity.

SECTION 4(2) COMMERCIAL PAPER AND RULE 144A SECURITIES

Each Fund may invest in commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933, as amended (1933 Act) (Section 4(2) Commercial Paper).
Section 4(2) Commercial Paper is restricted as to disposition under the federal securities laws; therefore, any resale of Section 4(2) Commercial Paper must be effected in a transaction exempt from registration under the 1933 Act. Section 4(2) Commercial Paper is normally resold to other investors through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) Commercial Paper, thus providing liquidity.

         Each Fund may also purchase restricted securities eligible for resale to "qualified institutional buyers" pursuant to Rule 144A under the 1933 Act (Rule 144A Securities). Rule 144A provides a non-exclusive safe harbor from the registration requirements of the 1933 Act for resales of certain securities to institutional investors.

LIQUIDITY DETERMINATIONS

The Board of Directors has adopted guidelines pursuant to which municipal lease obligations, Section 4(2) Commercial Paper, Rule 144A Securities, certain restricted debt securities that are subject to put or demand features exercisable within seven days (Demand Feature Securities) and other securities (whether registered or not) that may be considered illiquid before or after purchase due to issuer bankruptcy, delisting, thin or no trading, SEC guidance, or similar factors (other securities) may be determined to be liquid for purposes of complying with SEC limitations applicable to each Fund's investments in illiquid securities. In determining the liquidity of municipal lease obligations, Section 4(2) Commercial Paper, Rule 144A Securities, and other securities the Manager will, among other things, consider the following factors established by the Board of Directors: (1) the frequency of trades and quotes for the security, (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers, (3) the willingness of dealers to undertake to make a market in the security, and (4) the nature of the security and the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer. Additional factors considered by the Manager in determining the liquidity of a municipal lease obligation are: (1) whether the lease obligation is of a size that will be attractive to institutional investors, (2) whether the lease obligation contains a non-appropriation clause and the likelihood that the obligor will fail to make an appropriation therefor, and (3) such other factors as the Manager may determine to be relevant to such determination. In determining the liquidity of Demand Feature Securities, the Manager will evaluate the credit quality of the party (the Put Provider) issuing (or guaranteeing performance on) the put or demand feature of the Demand Feature Securities. In evaluating the credit quality of the Put Provider, the Manager will consider all factors that it deems indicative of the capacity of the Put Provider to meet its obligations under the Demand Feature Securities based upon a review of the Put Provider's outstanding debt and financial statements and general economic conditions.

ILLIQUID SECURITIES

Up to 15% of each of the Long-Term, Intermediate-Term, and Short-Term Funds' net assets and up to 10% of the Tax Exempt Money Market Fund's net assets may be invested in securities that are illiquid. Illiquid securities are those securities which cannot be disposed of in the ordinary course of business, seven days or less, at approximately the same value at which the Fund has valued the securities. Lease obligations and certain put bonds subject to restrictions on transfer may be determined to be liquid in accordance with the guidelines established by the Funds' Board of Directors.

ADJUSTABLE-RATE SECURITIES

Each Fund's assets may be invested in adjustable-rate securities. Similar to variable-rate demand notes, the interest rate on such securities is adjusted periodically to reflect current market conditions. Generally, the security's yield is based on a U.S. dollar-based interest rate benchmark such as the London Interbank Offered Rate (LIBOR) or the BMA Municipal Swap Index Yield (BMA). These interest rates are adjusted at a given time, such as weekly or monthly or upon change in the interest rate benchmark. The yields are closely correlated to changes in money market interest rates. However, these securities do not offer the right to sell the security at face value prior to maturity.

VARIABLE-RATE DEMAND NOTES

Each Fund's assets may be invested in tax-exempt securities, which provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. The effective maturity for these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements. These interest rate adjustments can both raise and lower the income generated by such securities. These changes will have the same effect on the income earned by the Fund depending on the proportion of such securities held.

         In the case of the Tax Exempt Money Market Fund only, any variable rate instrument with a demand feature will be deemed to have a maturity equal to either the date on which the underlying principal amount may be recovered through demand or the next rate adjustment date consistent with applicable regulatory requirements.

ZERO COUPON BONDS

Each Fund's assets may be invested in zero coupon bonds. A zero coupon bond is a security that is sold at a deep discount from its face value, makes no periodic interest payments, and is redeemed at face value when it matures. The lump sum payment at maturity increases the price volatility of the zero coupon bond to changes in interest rates when compared to a bond that distributes a semiannual coupon payment. In calculating its dividend, each Fund records as income the daily amortization of the purchase discount.

SYNTHETIC INSTRUMENTS

Each Fund's assets may be invested in tender option bonds, bond receipts, and similar synthetic municipal instruments. A synthetic instrument is a security created by combining an intermediate or long-term municipal bond with a right to sell the instrument back to the remarketer or liquidity provider for repurchase on short notice. This right to sell is commonly referred to as a tender option. Usually, the tender option is backed by a conditional guarantee or letter of credit from a bank or other financial institution. Under its terms, the guarantee may expire if the municipality defaults on payments of interest or principal on the underlying bond, if the credit rating of the municipality is downgraded, or interest on the underlying bond loses its tax-exempt treatment. Synthetic instruments involve structural risks that could adversely affect the value of the instrument or could result in a Fund holding an instrument for a longer period of time than originally anticipated.

PUT BONDS

Each Fund may invest in tax-exempt securities (including securities with variable interest rates) that may be redeemed or sold back (put) to the issuer of the security or a third party prior to stated maturity (put bonds). Such securities will normally trade as if maturity is the earlier put date, even though stated maturity is longer. For the Long-Term, Intermediate-Term, and Short-Term Funds, maturity for put bonds is deemed to be the date on which the put becomes exercisable. Generally, maturity for put bonds for the Tax Exempt Money Market Fund is determined as stated under Variable Rate Demand Notes.

LENDING OF SECURITIES

Each Fund may lend its securities in accordance with a lending policy that has been authorized by the Company's Board of Directors and implemented by the Manager. Securities may be loaned only to qualified broker-dealers or other institutional investors that have been determined to be creditworthy by the Manager. When borrowing securities from a Fund, the borrower will be required to maintain cash collateral with the Fund in an amount at least equal to the fair value of the borrowed securities. During the term of each loan, the Fund will be entitled to receive payments from the borrower equal to all interest and dividends paid on the securities during the term of the loan by the issuer of the securities. In addition, the Fund will invest the cash received as collateral in high-quality short-term instruments such as obligations of the U.S. government or of its agencies or instrumentalities or in repurchase agreements or shares of money market mutual funds, thereby earning additional income. Risks to a Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term instruments will be less than the amount of cash collateral required to be returned to the borrower.

         No loan of securities will be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of a Fund's total assets. The Fund may terminate a loan at any time.

REPURCHASE AGREEMENTS

Each Fund may invest up to 5% of its total assets in repurchase agreements. A repurchase agreement is a transaction in which a security is purchased with a simultaneous commitment to sell the security back to the seller (a com-mercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually not more than seven days from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the purchased security. A Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty. Thus, the obligation to the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by the underlying securities. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security. In these transactions, the securities purchased by a Fund will have a total value equal to or in excess of the amount of the repurchase obligation and will be held by the Fund's custodian or special "tri-party" custodian until repurchased. If the seller defaults and the value of the underlying security declines, a Fund may incur a loss and may incur expenses in selling the collateral. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. Any investments in repurchase agreements will give rise to income which will not qualify as tax-exempt income when distributed by a Fund.

WHEN-ISSUED OR DELAYED-DELIVERY SECURITIES

Each Fund may invest in new issues of tax-exempt securities offered on a when-issued or delayed-delivery basis; that is, delivery of and payment for the securities take place after the date of the commitment to purchase, normally within 45 days. Both price and interest rate are fixed at the time of commitment. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the buyer enters into the commitment. A Fund may sell these securities before the settlement date if it is deemed advisable.

         Tax-exempt securities purchased on a when-issued or delayed-delivery basis are subject to changes in value in the same way as other debt securities held in a Fund's portfolio; that is, both generally experience appreciation when interest rates decline and depreciation when interest rates rise. The value of such securities will also be affected by the public's perception of the creditworthiness of the issuer and anticipated changes in the level of interest rates. Purchasing securities on a when-issued or delayed-delivery basis involves a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. To ensure that a Fund will be able to meet its obligation to pay for the when-issued or delayed-delivery securities at the time of settlement, the Fund will segregate cash or liquid securities at least equal to the amount of the when-issued or delayed-delivery commitments. The segregated securities are valued at market, and any necessary adjustments are made to keep the value of the cash and/or segregated securities at least equal to the amount of such commitments by the Fund. On the settlement date of the when-issued or delayed-delivery securities, the Fund will meet its obligations from then available cash, sale of segregated securities, sale of other securities, or from sale of the when-issued or delayed-delivery securities themselves (which may have a value greater or less than the Company's payment obligations).

MUNICIPAL LEASE OBLIGATIONS

Each Fund may invest in municipal lease obligations and certificates of participation in such obligations (collectively, lease obligations). A lease obligation does not constitute a general obligation of the municipality for which the municipality's taxing power is pledged, although the lease obligation is ordinarily backed by the municipality's covenant to budget for the payments due under the lease obligation.

         Certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease obligation payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. In evaluating a potential investment in such a lease obligation, the Manager will consider: (1) the credit quality of the obligor,
(2) whether the underlying property is essential to a governmental function, and
(3) whether the lease obligation contains covenants prohibiting the obligor from substituting similar property if the obligor fails to make appropriations for the lease obligation.

OTHER INVESTMENT COMPANIES

Each Fund may invest in securities issued by other investment companies that invest in eligible quality, short-term debt securities and seek to maintain a $1 NAV per share, I.E., "money market" funds. In addition, each Fund (except the Tax Exempt Money Market Fund) may invest in securities issued by other non-money market investment companies (including exchange-traded funds) that invest in the types of securities in which the Fund itself is permitted to invest. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears in connection with its own operations. Each Fund's investments in securities issued by other investment companies is subject to statutory limitations prescribed by the 1940 Act.

DERIVATIVES

Each Fund (other than the Tax Exempt Money Market Fund) may buy and sell certain types of derivatives, such as inverse floating rate securities, futures contracts, options on futures contracts, and swaps (each as described below) under circumstances in which such instruments are expected by the Manager to aid in achieving the Fund's investment objective. A Fund may also purchase instruments with characteristics of both futures and securities (E.G., debt instruments with interest and principal payments determined by reference to the value of a commodity or a currency at a future time) and which, therefore, possess the risks of both futures and securities investments.

         Derivatives, such as futures contracts, options on futures contracts, and swaps enable a Fund to take both "short" positions (positions which anticipate a decline in the market value of a particular asset or index) and "long" positions (positions which anticipate an increase in the market value of a particular asset or index). A Fund may also use strategies, which involve simultaneous short and long positions in response to specific market conditions, such as where the Manager anticipates unusually high or low market volatility.

         The Manager may enter into derivative positions for a Fund for either hedging or non-hedging purposes. The term hedging is applied to defensive strategies designed to protect a Fund from an expected decline in the market value of an asset or group of assets that the Fund owns (in the case of a short hedge) or to protect the Fund from an expected rise in the market value of an asset or group of assets which it intends to acquire in the future (in the case of a long or "anticipatory" hedge). Non-hedging strategies include strategies designed to produce incremental income or "speculative" strategies, which are undertaken to equitize the cash or cash equivalent portion of a Fund's portfolio or to profit from (i) an expected decline in the market value of an asset or group of assets which the Fund does not own or (ii) expected increases in the market value of an asset which it does not plan to acquire. Information about specific types of instruments is provided below.

INVERSE FLOATING RATE SECURITIES

We may invest up to 10% of each Fund's (except the Tax Exempt Money Market Fund's) net assets in municipal securities whose coupons vary inversely with changes in short-term tax-exempt interest rates and thus are considered a leveraged investment in an underlying municipal bond (or securities with similar economic characteristics). In creating such a security, a municipality issues a certain amount of debt and pays a fixed interest rate. A portion of the debt is issued as variable rate short-term obligations, the interest rate of which is reset at short intervals, typically seven days or less. The other portion of the debt is issued as inverse floating rate obligations, the interest rate of which is calculated based on the difference between a multiple of (approximately two times) the interest paid by the issuer and the interest paid on the short-term obligation. These securities present special risks for two reasons: (1) if short-term interest rates rise (fall), the income the Fund earns on the inverse floating rate security will fall (rise); and (2) if long-term interest rates rise (fall) the value of the inverse floating rate security will fall (rise) more than the value of the underlying bond because of the leveraged nature of the investment. The Funds will seek to buy these securities at attractive values and yields that more than compensate the Funds for the securities' price volatility.

FUTURES CONTRACTS

Each Fund (other than the Tax Exempt Money Market Fund) may use futures contracts to implement its investment strategy. Futures contracts are publicly traded contracts to buy or sell an underlying asset or group of assets, such as a currency or an index of securities, at a future time at a specified price. A contract to buy establishes a long position while a contract to sell establishes a short position.

         The purchase of a futures contract on a security or an index of securities normally enables a buyer to participate in the market movement of the underlying asset or index after paying a transaction charge and posting mar-gin in an amount equal to a small percentage of the value of the underlying asset or index. A Fund will initially be required to deposit with the Company's custodian or the futures commission merchant effecting the futures transaction an amount of "initial margin" in cash or securities, as permitted under applicable regulatory policies.

         Initial margin in futures transactions is different from margin in securities transactions in that the former does not involve the borrowing of funds by the customer to finance the transaction. Rather, the initial margin is like a performance bond or good faith deposit on the contract. Subsequent payments (called "maintenance or variation margin") to and from the broker will be made on a daily basis as the price of the underlying asset fluctuates. This process is known as "marking to market." For example, when a Fund has taken a long position in a futures contract and the value of the underlying asset has risen, that position will have increased in value and the Fund will receive from the broker a maintenance margin payment equal to the increase in value of the underlying asset. Conversely, when a Fund has taken a long position in a futures contract and the value of the underlying instrument has declined, the position would be less valuable, and the Fund would be required to make a maintenance margin payment to the broker.

         At any time prior to expiration of the futures contract, a Fund may elect to close the position by taking an opposite position that will terminate the Fund's position in the futures contract. A final determination of maintenance margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain. While futures contracts with respect to securities do provide for the delivery and acceptance of such securities, such delivery and acceptance are seldom made.

COVER

Transactions using certain derivative instruments expose a Fund to an obligation to another party. A Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies or other options, futures contracts or forward contracts, or (2) cash or liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. Each Fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash or liquid assets in the prescribed amount as determined daily.

         Assets used as cover or held in an account cannot be sold while the position in the corresponding derivative instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Fund's assets to cover in accounts could impede portfolio management or a Fund's ability to meet redemption requests or other current obligations.

OPTIONS ON FUTURES CONTRACTS

Each Fund (other than the Tax-Exempt Money Market Fund) may invest in options on futures contracts to implement its investment strategy. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option.

LIMITATIONS AND RISKS OF OPTIONS ON FUTURES AND FUTURES ACTIVITY

As noted above, each Fund may engage in both hedging and non-hedging strategies. Although effective hedging can generally capture the bulk of a desired risk adjustment, no hedge is completely effective. Each Fund's ability to hedge effectively through transactions in futures and options depends on the degree to which price movements in the hedged asset correlate with price movements of the futures and options on futures.

         Non-hedging strategies typically involve special risks. The profitability of each Fund's non-hedging strategies will depend on the ability of the Manager to analyze both the applicable derivatives market and the market for the underlying asset or group of assets. Derivatives markets are often more volatile than corresponding securities markets and a relatively small change in the price of the underlying asset or group of assets can have a magnified effect upon the price of a related derivative instrument.

         Derivatives markets also are often less liquid than the market for the underlying asset or group of assets. Some positions in futures and options on futures may be closed out only on an exchange that provides a secondary market therefor. There can be no assurance that a liquid secondary market will exist for any particular futures contract or option on futures at any specific time. Thus, it may not be possible to close such an option on futures or futures position prior to maturity. The inability to close options and futures positions also could have an adverse impact on a Fund's ability to effectively carry out its derivative strategies and might, in some cases, require the Fund to deposit cash to meet applicable margin requirements.

         Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

         If a Fund were unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

         Management of the Company has claimed an exclusion from the definition of "commodity pool operator" under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a commodity pool operator under that Act.

SWAP ARRANGEMENTS

Each Fund (other than the Tax-Exempt Money Market Fund) may enter into various forms of swap arrangements with counterparties with respect to interest rates, currency rates or indices, including purchase or caps, floors and collars as described below. In an interest rate swap a Fund could agree for a specified period to pay a bank or investment banker the floating rate of interest on a so-called notional principal amount (I.E., an assumed figure selected by the parties for this purpose) in exchange for agreement by the bank or investment banker to pay the Fund a fixed rate of interest on the notional principal amount. In a currency swap a Fund would agree with the other party to exchange cash flows based on the relative differences in values of a notional amount of two (or more) currencies; in an index swap, a Fund would agree to exchange cash flows on a notional amount based on changes in the values of the selected indices. The purchase of a cap entitles the purchaser to receive payments from the seller on a notional amount to the extent that the selected index exceeds an agreed upon interest rate or amount whereas the purchase of a floor entitles the purchaser to receive such payments to the extent the selected index falls below an agreed upon interest rate or amount. A collar combines buying a cap and selling a floor.

         Each Fund (other than the Tax-Exempt Money Market Fund) may enter into credit protection swap arrangements involving the sale by the Fund of a put option on a debt security which is exercisable by the buyer upon certain events, such as a default by the referenced creditor on the underlying debt or a bankruptcy event of the creditor.

         Most swaps entered into by a Fund will be on a net basis. For example, in an interest rate swap, amounts generated by application of the fixed rate and floating rate to the notional principal amount would first offset one another, with the Fund either receiving or paying the difference between such amounts. In order to be in a position to meet any obligations resulting from swaps, the Fund will set up a segregated custodial account to hold liquid assets, including cash. For swaps entered into on a net basis, assets will be segregated having a daily NAV equal to any excess of the Fund's accrued obligations over the accrued obligations of the other party; for swaps on other than a net basis, assets will be segregated having a value equal to the total amount of the Fund's obligations. Collateral is treated as illiquid.

         These arrangements will be made primarily for hedging purposes, to preserve the return on an investment or on a portion of each Fund's portfolio. However, each Fund may, as noted above, enter into such arrangements for income purposes to the extent permitted by applicable law. In entering into a swap arrangement, a Fund is dependent upon the creditworthiness and good faith of the counterparty. Each Fund will attempt to reduce the risk of nonperformance by the counterparty by dealing only with established, reputable institutions. The swap market is still relatively new and emerging; positions in swap contracts are generally illiquid and are not readily transferable to another counterparty. The use of interest rate swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Manager is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of the Fund would diminish compared with what it would have been if these investment techniques were not used. Moreover, even if the Manager is correct in its forecasts, there is a risk that the swap position may correlate imperfectly with the price of the asset or liability being hedged.

                            INVESTMENT RESTRICTIONS

The following investment restrictions have been adopted by the Company for each Fund. These restrictions may not be changed for any given Fund without approval by the lesser of (1) 67% or more of the voting securities present at a meeting of the Fund if more than 50% of the outstanding voting securities of the Fund are present or represented by proxy or (2) more than 50% of the Fund's outstanding voting securities. The investment restrictions of one Fund may be changed without affecting those of any other Fund.

Under the restrictions, each Fund may not:

    (1) borrow money, except for temporary or emergency purposes in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings);

    (2) pledge, mortgage, or hypothecate its assets to any extent greater than 10% of the value of its total assets;

    (3) purchase or retain securities of any issuer if any officer or Director of the Company or its Manager owns individually more than one-half of one percent (1/2%) of the securities of that issuer, and collectively the officers and Directors of the Company and Manager together own more than 5% of the securities of that issuer;

    (4) purchase any securities which would cause more than 25% of the value of that Fund's total assets at the time of such purchase to be invested in either (i) the securities of issuers conducting their principal activ-ities in the same state, or (ii) the securities the interest upon which is derived from revenues or projects with similar characteristics, such as toll road revenue bonds, housing revenue bonds, electric power project revenue bonds, etc.; provided that the foregoing limitation does not apply with respect to investments in U.S. Treasury Bills, other obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities, and, in the case of the Tax Exempt Money Market Fund, certificates of deposit and banker's acceptances of domestic banks;

    (5)  invest in issuers for the purpose of exercising control of management;

    (6)  issue senior securities, except as permitted under the 1940 Act;

    (7) underwrite securities of other issuers, except to the extent that it may be deemed to act as a statutory under writer in the distribution of any restricted securities or not readily marketable securities;

    (8) purchase or sell real estate, but this shall not prevent investments in tax-exempt securities secured by real estate or interests therein;

    (9) lend any securities or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that this limitation does not apply to purchases of debt securities or to repurchase agreements;

    (10) purchase on margin or sell short;

    (11) purchase or sell commodities, except that each Fund other than the Tax Exempt Money Market Fund may invest in financial futures contracts, options thereon, and other similar instruments;

    (12) invest in put, call, straddle, or spread options or interests in oil, gas, or other mineral exploration or development programs.

         Additionally, during normal market conditions, at least 80% of each Fund's annual income will be excludable from gross income for federal income tax purposes.

ADDITIONAL RESTRICTIONS

The following restrictions are not considered to be fundamental policies of the Funds. The Board of Directors may change these additional restrictions without notice to or approval by the shareholders.

Each Fund may not:

    (1)  invest more than 15% (10% with  respect to the Tax Exempt  Money Market
         Fund) of the value of its net assets in illiquid securities, including repurchase agreements maturing in more than seven days; or

    (2) purchase any security while borrowings representing more than 5% of the Fund's total assets are outstanding.

                             PORTFOLIO TRANSACTIONS

The Manager, pursuant to the Advisory Agreement, and subject to the general control of the Company's Board of Directors, places all orders for the purchase and sale of Fund securities. Purchases of Fund securities are made either directly from the issuer or from dealers who deal in tax-exempt securities. The Manager may sell Fund securities prior to maturity if circumstances warrant and if it believes such disposition is advisable. In connection with portfolio transactions for the Company, the Manager seeks to obtain the best available net price and most favorable execution for its orders.

         The Manager has no agreement or commitment to place transactions with any broker-dealer and no regular formula is used to allocate orders to any broker-dealer. However, the Manager may place security orders with brokers or dealers who furnish research and brokerage services to the Manager as long as there is no sacrifice in obtaining the best overall terms available. Payment for such services would be generated through underwriting concessions from purchases of new issue fixed income securities. Such research and brokerage services may include, for example: advice concerning the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or the purchasers or sellers of securities; analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and performance of accounts; and various functions incidental to effecting securities transactions, such as clearance and settlement. These research services may also include access to research on third party databases, such as historical data on companies, financial statements, earnings history and estimates, and corporate releases; real-time quotes and financial news; research on specific fixed income securities; research on international market news and securities; and rating services on companies and industries. Thus, the Manager may be able to supplement its own information and to consider the views and information of other research organizations in arriving at its investment decisions. If such information is received and it is in fact useful to the Manager, it may tend to reduce the Manager's costs.

         The Manager continuously reviews the performance of the broker-dealers with whom it places orders for transactions. In evaluating the performance of the brokers and dealers, the Manager considers whether the broker-dealer has generally provided the Manager with the best overall terms available, which includes obtaining the best available price and most favorable execution. The receipt of research from broker-dealers that execute transactions on behalf of the Company may be useful to the Manager in rendering investment management services to other clients (including affiliates of the Manager), and conversely, such research provided by broker-dealers who have executed transaction orders on behalf of other clients may be useful to the Manager in carrying out its obligations to the Company. While such research is available to and may be used by the Manager in providing investment advice to all its clients (including affiliates of the Manager), not all of such research may be used by the Manager for the benefit of the Company. Such research and services will be in addition to and not in lieu of research and services provided by the Manager, and the expenses of the Manager will not necessarily be reduced by the receipt of such supplemental research. See THE COMPANY'S MANAGER.

         Securities of the same issuer may be purchased, held or sold at the same time by the Company for any or all of its Funds, or other accounts or companies for which the Manager acts as the investment adviser (including affiliates of the Manager). On occasions when the Manager deems the purchase or sale of a security to be in the best interest of the Company, as well as the Manager's other clients, the Manager, to the extent permitted by applicable laws and regulations, may aggregate such securities to be sold or purchased for the Company with those to be sold or purchased for other customers in order to obtain best execution and lower brokerage commissions, if any. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Manager in the manner it considers to be most equitable and consistent with its fiduciary obligations to all such customers, including the Company. In some instances, this procedure may affect the price and size of the position obtainable for the Company.

         The tax-exempt securities market is typically a "dealer" market in which investment dealers buy and sell bonds for their own accounts, rather than for customers, and although the price may reflect a dealer's mark-up or mark-down, the Company pays no brokerage commissions as such. In addition, some securities may be purchased directly from issuers.

         The Manager directed a portion of the Funds' transactions to certain broker-dealers that provided the Manager with research, analysis, advice, and similar services. For the fiscal year ended March 31, 2005, such transactions and related underwriting concessions amounted to the following:

    FUND                      TRANSACTION AMOUNT       UNDERWRITING CONCESSIONS

Long-Term                        $ 62,315,109                 $ 298,220
Intermediate-Term                $ 92,823,550                 $ 435,020
Short-Term                       $  1,063,332                 $   6,251

PORTFOLIO TURNOVER RATES

The portfolio turnover rate is computed by dividing the dollar amount of securities purchased or sold (whichever is smaller) by the average value of securities owned during the year.

         The rate of portfolio turnover will not be a limiting factor when the Manager deems changes in the Long-Term, Intermediate-Term, and Short-Term Funds' portfolios appropriate in view of each Fund's investment objective. For example, securities may be sold in anticipation of a rise in interest rates (market decline) or purchased in anticipation of a decline in interest rates (market rise) and later sold. In addition, a security may be sold and another security of comparable quality may be purchased at approximately the same time in order to take advantage of what the Fund believes to be a temporary disparity in the normal yield relationship between the two securities. These yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for or supply of various types of tax-exempt securities. Each of the Funds (except the Tax Exempt Money Market Fund) may purchase or sell securities solely to achieve short-term trading profits. These activities may increase the portfolio turnover rate for the Fund, which may result in the Fund incurring higher brokerage costs and realizing more taxable gains than would otherwise be the case in the absence of such activities.

         For the last two fiscal years ended March 31, the Funds' portfolio turnover rates were as follows:

           FUND                2004                2005

          Long-Term            22.81%             17.02%
          Intermediate-Term    23.27%             20.83%
          Short-Term           22.13%              7.75%

         Portfolio turnover rates have been calculated excluding short-term variable rate securities, which are those with put date intervals of less than one year.

                     FUND HISTORY AND DESCRIPTION OF SHARES

The Funds are series of the Company and are diversified. The Company is an open-end management investment company incorporated under the laws of the state of Maryland on November 16, 1981. The Company is authorized to issue shares in separate series or funds. There are ten mutual funds in the Company, four of which are described in this SAI. Under the Articles of Incorporation, the Board of Directors is authorized to create new portfolios in addition to those already existing without shareholder approval. The Company began offering shares of the Long-Term, Intermediate-Term, and Short-Term Funds in March 1982 and began offering shares of the Tax Exempt Money Market Fund in February 1984.

         Each Fund's assets and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, are specifically allocated to such Fund. They constitute the underlying assets of each Fund, are required to be segregated on the books of account, and are to be charged with the expenses of such Fund. Any general expenses of the Company not readily identifiable as belonging to a particular Fund are allocated on the basis of the Funds' relative net assets during the fiscal year or in such other manner as the Directors determine to be fair and equitable. Each share of each Fund represents an equal proportionate interest in that Fund with every other share and is entitled to dividends and distributions out of the net income and capital gains belonging to that Fund when declared by the Board. Upon liquidation of that Fund, shareholders are entitled to share pro rata in the net assets belonging to such Fund available for distribution.

         Under the provisions of the Bylaws of the Company, no annual meeting of shareholders is required. Thus, there will ordinarily be no shareholder meeting unless required by the 1940 Act. Under certain circumstances, however, shareholders may apply to the Directors for shareholder information to obtain signatures to request a special shareholder meeting. The Company may fill vacancies on the Board or appoint new Directors if the result is that at least two-thirds of the Directors have still been elected by shareholders. Moreover, pursuant to the Bylaws of the Company, any Director may be removed by the affirmative vote of a majority of the outstanding Company shares; and holders of 10% or more of the outstanding shares of the Company can require Directors to call a meeting of shareholders for the purpose of voting on the removal of one or more Directors. The Company will assist in communicating to other shareholders about the meeting. On any matter submitted to the shareholders, the holder of each Fund share is entitled to one vote per share (with proportionate voting for fractional shares) regardless of the relative NAV of the Funds' shares. However, on matters affecting an individual Fund, a separate vote of the shareholders of that Fund is required. Shareholders of a Fund are not entitled to vote on any matter that does not affect that Fund but which requires a separate vote of another Fund. Shares do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Directors can elect 100% of the Company's Board of Directors, and the holders of less than 50% of the shares voting for the election of Directors will not be able to elect any person as a Director.

         Shareholders of a particular Fund might have the power to elect all of the Directors of the Company because that Fund has a majority of the total outstanding shares of the Company. When issued, each Fund's shares are fully paid and nonassessable, have no pre-emptive or subscription rights, and are fully transferable. There are no conversion rights.

                               TAX CONSIDERATIONS

TAXATION OF THE FUNDS

Each Fund, which is treated as a separate corporation for federal tax purposes, intends to continue to qualify for treatment as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). Accordingly, a Fund will not be liable for federal income tax on its taxable net investment income and net capital gains (capital gains in excess of capital losses) that it distributes to its shareholders, provided that it distributes at least 90% of its net investment income and the excess of its net short-term capital gain over its net short-term capital loss for the taxable year.

         To qualify for treatment as a regulated investment company, a Fund must, among other things, (1) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities, and other income (including gains from options or futures contracts) derived with respect to its business of investing in securities (the 90% test) and (2) satisfy certain diversification requirements at the close of each quarter of its taxable year. Furthermore, for a Fund to pay tax-exempt income dividends, at least 50% of the value of its total assets at the close of each quarter of its taxable year must consist of obligations the interest on which is exempt from federal income tax. Each Fund intends to continue to satisfy this requirement.

         The Code imposes a nondeductible 4% excise tax on a regulated investment company that fails to distribute during each calendar year an amount at least equal to the sum of (1) 98% of its taxable net investment income for that calendar year, (2) 98% of its capital gain net income for the twelve-month period ending on October 31 of that year, and (3) any prior undistributed income and gains. Each Fund intends to continue to make distributions necessary to avoid imposition of this excise tax.

         For federal income tax purposes, debt securities purchased by a Fund, including zero coupon bonds, may be treated as having original issue discount (generally, the excess of the stated redemption price at maturity of a debt obligation over its issue price). Original issue discount is treated for federal income tax purposes as income earned by a Fund, whether or not any payment is actually received, and therefore is subject to the distribution requirements mentioned above. However, original issue discount with respect to tax-exempt obligations generally will be excluded from a Fund's taxable income, although that discount will be included in its gross income for purposes of the 90% test and will be added to the adjusted tax basis of those obligations for purposes of determining gain or loss upon sale or at maturity. Generally, the amount of original issue discount is determined on the basis of a constant yield to maturity, which takes into account the compounding of accrued interest.

         A Fund may purchase debt securities at a market discount. A market discount exists when a security is purchased at a price less than its original issue price adjusted for accrued original issue discount, if any. The Funds intend to defer recognition of accrued market discount until maturity or other disposition of the security. For a security purchased at a market discount, the gain realized on disposition will be treated as taxable ordinary income to the extent of accrued market discount on the security.

         The Funds may also purchase debt securities at a premium, I.E., at a purchase price in excess of face amount. With respect to tax-exempt securities, the premium must be amortized to the maturity date, but no deduction is allowed for the premium amortization. The amortized bond premium on a security will reduce a Fund's adjusted tax basis in the security. For taxable securities, the premium may be amortized if a Fund so elects. The amortized premium on taxable securities is first offset against interest received on the securities and then allowed as a deduction and generally must be amortized under an economic accrual method.

TAXATION OF THE SHAREHOLDERS

Taxable distributions are generally included in a shareholder's gross income for the taxable year in which they are received. However, dividends and other distributions declared in October, November, or December and made payable to shareholders of record in such a month are deemed to have been received on December 31 if they are paid during the following January.

         If dividends a Fund distributes to its shareholders are derived from interest income exempt from federal income tax and are designated as "exempt-interest dividends" by the Fund, they will be excludable from a shareholder's gross income for federal income tax purposes. Shareholders who are recipients of Social Security benefits should be aware that exempt-interest dividends received from a Fund are includable in their "modified adjusted gross income" for purposes of determining the amount of such Social Security benefits, if any, that are required to be included in their gross income.

         If a Fund invests in any instruments that generate taxable income (such as market discount bonds, as described above, or otherwise under the circumstances described in the Funds' prospectus and this SAI) or engages in securities lending, the portion of any dividend that Fund pays that is attributable to the income earned on those instruments or from such lending will be taxable to its shareholders as ordinary income to the extent of its earnings and profits will not qualify for the 15% maximum federal income tax rate for individual shareholders enacted in 2003, and only the remaining portion will qualify as an exempt-interest dividend. Moreover, if a Fund realizes capital gain as a result of market transactions, any distributions of the gain will be taxable to its shareholders. Those distributions will be subject to a 15% maximum federal income tax rate for individual shareholders to the extent they are attributable to net capital gain (I.E., the excess of net long-term capital gain over net short-term capital loss) a Fund recognizes on sales or exchanges of capital assets through March 31, 2009, as noted in the prospectus, but distributions of other capital gain will be taxed as ordinary income.

         All distributions of investment income during a year will have the same percentage designated as tax-exempt. This method is called the "average annual method." Since the Funds invest primarily in tax-exempt securities, the percentage will be substantially the same as the amount actually earned during any particular distribution period.

         A shareholder of the Long-Term, Intermediate-Term, or Short-Term Funds should be aware that a redemption of shares (including any exchange into another USAA Fund) is a taxable event, and, accordingly, a capital gain or loss may be recognized. If a shareholder receives an exempt-interest dividend with respect to any Fund share and has held that share for six months or less, any loss on the redemption or exchange of that share will be disallowed to the extent of that exempt-interest dividend. Similarly, if a shareholder of a Fund receives a distribution taxable as long-term capital gain and redeems or exchanges that Fund's shares before he or she has held them for more than six months, any loss on the redemption or exchange (not otherwise disallowed as attributable to an exempt-interest dividend) will be treated as long-term capital loss.

         The Funds may invest in industrial development revenue bonds. Interest on certain of those bonds generally is a tax preference item for purposes of the federal alternative minimum tax (AMT), although the interest continues to be excludable from federal gross income. AMT is a supplemental tax designed to ensure that taxpayers pay at least a minimum amount of tax on their income, even if they make substantial use of certain tax deductions and exclusions (referred to as tax preference items). Interest from industrial development revenue bonds is a tax preference item that is added to income from other sources for the purposes of determining whether a taxpayer is subject to the AMT and the amount of any tax to be paid. For corporate investors, alternative minimum taxable income is increased by 75% of the amount by which adjusted current earnings
(ACE) exceed alternative minimum taxable income before the ACE adjustment. For corporate taxpayers, all tax-exempt interest is considered in calculating the AMT as part of the ACE. Prospective investors should consult their own tax advisers with respect to the possible application of the AMT to their tax situation.

         Opinions relating to the validity of tax-exempt securities and the exemption of interest thereon from federal income tax are rendered by recognized bond counsel to the issuers. Neither the Manager's nor the Funds' counsel makes any review of the basis for such opinions.

STATE AND LOCAL TAXES

The exemption of interest income for federal income tax purposes does not necessarily result in exemption under the income or other tax laws of any state or local taxing authority. Shareholders of a Fund may be exempt from state and local taxes on distributions of tax-exempt interest income derived from obligations of the state and/or municipalities of the state in which they are resident, but generally are subject to tax on income derived from obligations of other jurisdictions. Shareholders should consult their tax advisers about the status of distributions from a Fund in their own states and localities.

                      DIRECTORS AND OFFICERS OF THE COMPANY

The Board of Directors of the Company consists of six Directors who supervise the business affairs of the Company. The Board of Directors is responsible for the general oversight of the Funds' business and for assuring that the Funds are managed in the best interests of each Fund's respective shareholders. The Board of Directors periodically reviews the Funds' investment performance as well as the quality of other services provided to the Funds and their shareholders by each of the Funds' service providers, including IMCO and its affiliates.

         Set forth below are the Non Interested Directors, the Interested Director, officers, and each of their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held.

NON INTERESTED DIRECTORS

====================================================================================================================================
NAME, ADDRESS*             POSITION(S)  TERM OF          PRINCIPAL OCCUPATION(S) DURING          NUMMBER OF           OTHER
AND AGE                    HELD WITH    OFFICE** AND     PAST 5 YEARS                            PORTFOLIOS  IN FUND  DIRECTORSHIPS
                           FUND         LENGTH OF                                                COMPLEX OVERSEEN     HELD BY
                                        TIME SERVED                                              BY DIRECTOR          DIRECTOR
---------------------------------------------------------------------------------------------------------------------------------
Barbara B. Dreeben (60)    Director     Director since   President, Postal Addvantage            Four registered          None
                                        January 1994     (7/92-present), which is a postal       investment companies
                                                         mail list management service.           consisting of 39 funds
---------------------------------------------------------------------------------------------------------------------------------
Robert L. Mason,           Director     Director since   Institute Analyst, Southwest Research   Four registered          None
Ph.D. (59)                              January 1997     Institute (3/02-present); Staff         investment companies
                                                         Analyst, Southwest Research Institute   consisting of 39 funds
                                                         (9/98-3/02), which focuses in the fields
                                                         of technological research.
------------------------------------------------------------------------------------------------------------------------------------
Michael F. Reimherr (59)   Director     Director since   President of Reimherr Business          Four registered          None
                                        January 2000     Consulting (5/95-present), which        investment companies
                                                         performs business valuations of large   consisting of 39 funds
                                                         companies to include the development
                                                         of annual business plans, budgets,
                                                         and internal financial reporting.
------------------------------------------------------------------------------------------------------------------------------------
Laura T. Starks,           Director     Director since   Charles E and Sarah M Seay Regents      Four registered          None
Ph.D. (55)                              May 2000         Chair Professor of Finance, University  investment companies
                                                         of Texas at Austin (9/96-present).      consisting of 39 funds
------------------------------------------------------------------------------------------------------------------------------------
Richard A. Zucker (62)     Director and Director since   Vice President, Beldon Roofing          Four registered          None
                           Chairman***  January 1992     Company (7/85-present).                 investment companies
                                                                                                 consisting of 39 funds
====================================================================================================================================

* The address for each Non Interested Director is USAA Investment Management Company, P.O. Box 659430, San Antonio, Texas 78265-9430.

** The term of office for each director is twenty (20) years or until the director reaches age 70. All members of the Board of Directors shall be presented to shareholders for election or reelection, as the case may be, at least once every five (5) years. Vacancies on the Board of Directors can be filled by the action of a majority of the Directors, provided that at least two-thirds of the Directors have been elected by the shareholders.

*** Effective February 1, 2005, Mr. Zucker was elected Chair of the Fund's Board of Directors.

         Director and officers of the Company who are employees of the Manager or affiliated companies and are considered "interested persons" under the 1940 Act.

INTERESTED DIRECTOR

====================================================================================================================================
NAME, ADDRESS*         POSITION(S)      TERM OF          PRINCIPAL OCCUPATION(S) DURING             NUMBER OF          OTHER PUBLIC
AND AGE                HELD WITH        OFFICE AND       PAST 5 YEARS                               PORTFOLIOS         DIRECTORSHIPS
                       FUND             LENGTH OF                                                   IN FUND COMPLEX
                                        TIME SERVED                                                 OVERSEEN BY
                                                                                                    DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
Christopher W.         Director,        Director since   President and Chief Executive Officer,     Five registered       None
Claus (44)             President, and   February 2001    Director, and Chairman of the Board of     investment
                       Vice Chairman                     Directors, USAA Investment Management      companies
                       of the Board of                   Company (IMCO) (12/04-present); President  consisting of
                       Directors                         and Chief Executive Officer, Director,     44 funds
                                                         and Vice Chairman of the Board of Directors,
                                                         IMCO (2/01-12/04); Senior Vice President
                                                         of Investment Sales and Service, IMCO
                                                         (7/00-2/01). Mr. Claus also serves as
                                                         President, Director, and Chairman of the
                                                         Board of Directors of USAA Shareholder
                                                         Account Services (SAS). He also holds the
                                                         officer position of Senior Vice President
                                                         of the USAA Life Investment Trust, a
                                                         registered investment company offering five
                                                         individual funds.

------------------------------------------------------------------------------------------------------------------------------------
INTERESTED OFFICER
------------------------------------------------------------------------------------------------------------------------------------

Clifford A. Gladson    Vice President   Vice President   Senior Vice President, Fixed Income        Five registered       None
(54)                                    since May 2002   Investments, IMCO (9/02-present); Vice     investment
                                                         President, Fixed Income Investments,       companies
                                                         IMCO (5/02-9/02); Vice President,          consisting of
                                                         Mutual Fund Portfolios, IMCO,(12/99-       44 funds
                                                         5/02). Mr. Gladson also holds the
                                                         officer position  of Vice President
                                                         of the USAA Life Investment Trust, a
                                                         registered investment company offering
                                                         five individual funds.
====================================================================================================================================

* The address of the Interested Director and each officer is P.O. Box 659430, San Antonio, Texas 78265-9430.

INTERESTED OFFICERS

====================================================================================================================================
NAME, ADDRESS*         POSITION(S)      TERM OF OFFICE   PRINCIPAL OCCUPATION(S) DURING             NUMBER OF          OTHER PUBLIC
AND AGE                HELD WITH        AND LENGTH OF    PAST 5 YEARS                               PORTFOLIOS         DIRECTORSHIPS
                       FUND             TIME SERVED                                                 IN FUND
                                                                                                    COMPLEX
                                                                                                    OVERSEEN
------------------------------------------------------------------------------------------------------------------------------------
Stuart Wester (58)     Vice  President  Vice President   Vice President, Equity Investments, IMCO   Five registered       None
                                        since May 2002   (1/99-present). Mr. Wester also holds      investment
                                                         the officer position of Vice President     companies
                                                         of the USAA Life Investment Trust,         consisting
                                                         a registered investment company offering   of 44 funds
                                                         five individual funds.
------------------------------------------------------------------------------------------------------------------------------------
Mark S. Howard (41)    Secretary        Secretary since  Senior Vice President, USAA Life Insurance Five registered       None
                                        September 2002   Company (USAA Life)/IMCO/USAA Financial    investment
                                                         Planning Services (FPS) General Counsel,   companies
                                                         USAA (10/03-present); Senior Vice          consisting
                                                         President, Securities Counsel, USAA        of 44 funds
                                                         (12/02-10/03); Senior Vice President,
                                                         Securities Counsel and Compliance, IMCO
                                                         (1/02-12/02); Vice President, Securities
                                                         Counsel & Compliance, IMCO (7/00-1/02).
                                                         Mr. Howard also holds the officer positions
                                                         of Senior Vice President, Secretary and
                                                         Counsel for USAA Life, IMCO, FPS, SAS and
                                                         USAA Financial Advisors, Inc. (FAI); and
                                                         Secretary of the USAA Life Investment Trust,
                                                         a registered investment company offering
                                                         five individual funds.
------------------------------------------------------------------------------------------------------------------------------------
Debra K. Dunn (35)     Treasurer        Treasurer since  Assistant Vice President, IMCO/FPS         Four registered       None
                                        June 2005        Finance, USAA (9/04-present); Executive    investment
                                                         Director IMCO/FPS Finance, USAA (12/03-    companies
                                                         9/04); Executive Director FPS Finance,     consisting of
                                                         USAA (2/03-12/03); Director FPS Finance,   39 funds
                                                         USAA (12/02-2/03); Director Strategic
                                                         Financial Analysis, IMCO (1/01-12/02);
                                                         Financial Business Analyst, Strategic
                                                         Financial Analysis, IMCO (3/00-1/01).
                                                         Ms. Dunn also holds the officer positions
                                                         of Assistant Vice President and Treasurer of
                                                         IMCO, SAS, FPS, and  FAI.
====================================================================================================================================

* The address of the Interested Director and each officer is P.O. Box 659430, San Antonio, Texas 78265-9430.

INTERESTED OFFICERS

====================================================================================================================================
NAME, ADDRESS*         POSITION(S)  TERM OF OFFICE       PRINCIPAL OCCUPATION(S) DURING             NUMBER OF          OTHER PUBLIC
AND AGE                HELD WITH    AND LENGTH OF        PAST 5 YEARS                               PORTFOLIOS         DIRECTORSHIPS
                       FUND         TIME SERVED                                                     IN FUND
                                                                                                    COMPLEX OVERSEEN

--------------------------------------------------------------------------------------------------------------------------------
Eileen M. Smiley (45)  Assistant    Assistant            Vice President, Securities Counsel, USAA   Five registered       None
                       Secretary    Secretary since      (2/04-present); Assistant Vice President,  investment
                                    February 2003        Securities Counsel, USAA (1/03-2/04);      companies
                                                         Attorney, Morrison & Foerster, LLP (1/99-  consisting
                                                         1/03). Ms. Smiley also holds the officer   of 44 funds
                                                         positions of Vice President and Assistant
                                                         Secretary of IMCO, FPS, and FAI; and
                                                         Assistant Secretary of the USAA Life
                                                         Investment Trust, a registered investment
                                                         company offering five individual funds.
------------------------------------------------------------------------------------------------------------------------------------
Roberto Galindo,       Assistant    Assistant Treasurer  Assistant Vice President, Portfolio        Five registered       None
Jr. (44)               Treasurer    since July 2000      Accounting/Financial Administration,       investment
                                                         USAA (12/02-present); Assistant Vice       companies
                                                         President, Mutual Fund Analysis &          consisting
                                                         Support, IMCO (10/01-12/02);               of 44 funds
                                                         Executive Director, Mutual Fund Analysis
                                                         & Support, IMCO (6/00-10/01). Mr. Galindo
                                                         also holds the officer position of Assistant
                                                         Treasurer of the USAA Life Investment
                                                         Trust, a registered investment company
                                                         offering five individual funds.
------------------------------------------------------------------------------------------------------------------------------------
Jeffrey D. Hill (37)   Chief        Chief Compliance     Assistant Vice President, Mutual Funds     Five registered       None
                       Compliance   Officer since        Compliance, USAA (9/04-present); Assistant investment
                       Officer      September 2004       Vice President, Investment Management      companies
                                                         Administration & Compliance, USAA (12/02-  consisting
                                                         9/04); Assistant Vice President,           of 44 funds
                                                         Investment Management Administration &
                                                         Compliance, IMCO (9/01-12/02); Senior
                                                         Manager, Investment Management Assurance and
                                                         Advisory Services, KPMG LLP (6/98-8/01).
                                                         Mr. Hill also holds the officer position
                                                         of Chief Compliance Officer of the USAA
                                                         Life Investment Trust, a registered
                                                         investment company offering five
                                                         individual funds.
====================================================================================================================================

* The address of the Interested Director and each officer is P.O. Box 659430, San Antonio, Texas 78265-9430.

COMMITTEES OF THE BOARD OF DIRECTORS

The Board of Directors typically conducts regular meetings five or six times a year to review the operations of the Funds in the USAA family of funds. During the Funds' most recent full fiscal year ended March 31, 2005, the Board of Directors held meetings five times. A portion of these meetings is devoted to various committee meetings of the Board of Directors, which focus on particular matters. In addition, the Board of Directors may hold special meetings by telephone or in person to discuss specific matters that may require action prior to the next regular meeting. The Board of Directors has four committees: an Executive Committee, an Audit Committee, a Pricing and Investment Committee, and a Corporate Governance Committee. The duties of these four Committees and their present membership are as follows:

         EXECUTIVE COMMITTEE: Between the meetings of the Board of Directors and while the Board is not in session, the Executive Committee of the Board of Directors has all the powers and may exercise all the duties of the Board of Directors in the management of the business of the Company that may be delegated to it by the Board. Directors Claus and Zucker are members of the Executive Committee.

         AUDIT COMMITTEE: The Audit Committee of the Board of Directors reviews the financial information and the independent auditors' reports, and undertakes certain studies and analyses as directed by the Board. Directors Dreeben, Mason, Reimherr, Starks, and Zucker are members of the Audit Committee. During the Funds' most recent full fiscal year ended March 31, 2005, the Audit Committee held meetings four times.

         PRICING AND INVESTMENT COMMITTEE: The Pricing and Investment Committee of the Board of Directors acts upon various investment-related issues and other matters that have been delegated to it by the Board. Directors Claus, Dreeben, Mason, Reimherr, Starks, and Zucker are members of the Pricing and Investment Committee. During the Funds' most recent full fiscal year ended March 31, 2005, the Pricing and Investment Committee held meetings four times.

         CORPORATE GOVERNANCE COMMITTEE: The Corporate Governance Committee of the Board of Directors maintains oversight of the organization, performance, and effectiveness of the Board and independent Directors. Directors Dreeben, Mason, Reimherr, Starks, and Zucker are members of the Corporate Governance Committee. During the Funds' most recent full fiscal year ended March 31, 2005, the Corporate Governance Committee held meetings five times.

         In addition to the previously listed Directors and/or officers of the Company who also serve as Directors and/or officers of the Manager, the following individuals are executive officers of the Manager: Mark S. Rapp, Senior Vice President, Marketing, and Terri L. Luensmann, Senior Vice President, Investment Operations. There are no family relationships among the Directors, officers, and managerial level employees of the Company.

         The following table sets forth the dollar range of total equity securities beneficially owned by the Directors of the Funds listed in this SAI and in all the USAA Funds overseen by the Directors as of the calendar year ended December 31, 2004.
                            LONG-TERM     INTERMEDIATE-TERM      SHORT-TERM
                              FUND             FUND                 FUND
INTERESTED DIRECTOR
Christopher W. Claus         None           Over $100,000     $10,001 - $50,000

NON INTERESTED DIRECTORS
Barbara B. Dreeben           None           Over $100,000             None
Robert L. Mason          $10,001-$50,000       None                   None
Michael F. Reimherr          None           $10,001-$50,000           None
Laura T. Starks              None              None                   None
Richard A. Zucker        Over $100,000         None                   None

                                                       USAA FUND
                              TAX-EXEMPT                COMPLEX
                          MONEY MARKET FUND              TOTAL

INTERESTED DIRECTOR
Christopher W. Claus        Over $100,000            Over $100,000

NON INTERESTED DIRECTORS
Barbara B. Dreeben            None                   Over $100,000
Robert L. Mason               None                   Over $100,000
Michael F. Reimherr           None                   Over $100,000
Laura T. Starks               None                   Over $100,000
Richard A. Zucker             None                   Over $100,000

         The following table sets forth information describing the compensation of the current Directors of the Company for their services as Directors for the fiscal year ended March 31, 2005.


      NAME                   AGGREGATE             TOTAL COMPENSATION
       OF                   COMPENSATION          FROM THE USAA FUNDS
    DIRECTOR              FROM THE COMPANY        AND FUND COMPLEX (B)

INTERESTED DIRECTOR
Christopher W. Claus            None (a)                 None (a)

NON INTERESTED DIRECTORS
Barbara B. Dreeben              $ 13,950                 $ 55,800
Robert L. Mason                 $ 14,550                 $ 58,200
Michael F. Reimherr             $ 13,650                 $ 54,600
Laura T. Starks                 $ 13,650                 $ 54,600
Richard A. Zucker               $ 14,850                 $ 59,400

(A) CHRISTOPHER W. CLAUS IS AFFILIATED WITH THE COMPANY'S INVESTMENT ADVISER, IMCO, AND, ACCORDINGLY, RECEIVES NO REMUNERATION FROM THE COMPANY OR ANY OTHER FUND IN THE USAA FUND COMPLEX.

(B) AT MARCH 31, 2005, THE USAA FUND COMPLEX CONSISTED OF FIVE REGISTERED INVESTMENT COMPANIES OFFERING 44 INDIVIDUAL FUNDS. EACH DIRECTOR PRESENTLY SERVES AS A DIRECTOR OR TRUSTEE ON ALL OF THE INVESTMENT COMPANIES IN THE USAA FUND COMPLEX, EXCEPT FOR THE USAA LIFE INVESTMENT TRUST, WHICH CONSISTS OF FIVE FUNDS AVAILABLE TO THE PUBLIC ONLY THROUGH THE PURCHASE OF CERTAIN VARIABLE ANNUITY CONTRACTS AND VARIABLE UNIVERSAL LIFE INSURANCE POLICIES OFFERED BY USAA LIFE INSURANCE COMPANY.

         No compensation is paid by any fund to any Director/Trustee who is a director, officer, or employee of IMCO or its affiliates. No pension or retirement benefits are accrued as part of fund expenses. The Company reimburses certain expenses of the Directors who are not affiliated with the investment adviser. As of June 30, 2005, the officers and Directors of the Company and their families as a group owned beneficially or of record less than 1% of the outstanding shares of the Company.

         As of June 30, 2005, USAA and its affiliates (including related employee benefit plans) owned 2,287,234 shares (1.10%) of the Intermediate-Term Fund, and no shares of the Long-Term, Short-Term, and Tax Exempt Money Market Funds.

         The following table identifies all persons, who as of June 30, 2005, held of record or owned beneficially 5% or more of any of the Funds' shares.

                                NAME AND ADDRESS
   TITLE OF CLASS             OF BENEFICIAL OWNER         PERCENT OF CLASS

   Short-Term                 Robert M Kommerstad               8.57%
   Fund                       Lila M Kommerstad
                          Trst Kommerstad Family Trust
                                 Dated 5/16/88
                                  218 Deodar Ln
                             Bradbury, CA 91010-1011

                              THE COMPANY'S MANAGER

As described in the prospectus, IMCO is the Manager and investment adviser, providing services under the Advisory Agreement. IMCO, organized in May 1970, is a wholly owned indirect subsidiary of United Services Automobile Association
(USAA), a large, diversified financial services institution, and has served as investment adviser and underwriter for the Company from its inception.

         In addition to managing the Company's assets, IMCO advises and manages the investments for USAA and its affiliated companies as well as those of USAA Mutual Fund, Inc., USAA Investment Trust, USAA State Tax-Free Trust, and USAA Life Investment Trust. As of the date of this SAI, total assets under management by IMCO were approximately $51 billion, of which approximately $30 billion were in mutual fund portfolios.

ADVISORY AGREEMENT

Under the Advisory Agreement, IMCO provides an investment program, carries out the investment policy, and manages the portfolio assets for each Fund. For these services under the Advisory Agreement, the Company has agreed to pay the Manager a fee computed as described under Fund Management in the prospectus. Management fees are computed and accrued daily and payable monthly. IMCO is authorized, subject to the control of the Board of Directors of the Company, to determine the selection, amount, and time to buy or sell securities for each Fund. IMCO compensates all personnel, officers, and Directors of the Company if such persons are also employees of IMCO or its affiliates.

         Except for the services and facilities provided by IMCO, the Funds pay all other expenses incurred in their operations. Expenses for which the Funds are responsible include taxes (if any); brokerage commissions on portfolio transactions (if any); expenses of issuance and redemption of shares; charges of transfer agents, custodians, and dividend disbursing agents; costs of preparing and distributing proxy material; costs of printing and engraving stock certificates; auditing and legal expenses; certain expenses of registering and qualifying shares for sale; fees of Directors who are not interested persons (not affiliated) of IMCO; costs of printing and mailing the prospectus, SAI, and periodic reports to existing shareholders; and any other charges or fees not specifically enumerated. IMCO pays the cost of printing and mailing copies of the prospectus, the SAI, and reports to prospective shareholders.

         The Advisory Agreement will remain in effect until June 30, 2006, for each Fund and will continue in effect from year to year thereafter for each Fund as long as it is approved at least annually by a vote of the outstanding voting securities of such Fund (as defined by the 1940 Act) or by the Board of Directors (on behalf of such Fund) including a majority of the Directors who are not interested persons of IMCO or (otherwise than as Directors) of the Company, at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated at any time by either the Company or IMCO on 60 days' written notice. It will automatically terminate in the event of its assignment (as defined in the 1940 Act).

         From time to time, IMCO may voluntarily, without prior notice to shareholders, waive all or any portion of fees or agree to reimburse expenses incurred by a Fund. IMCO can modify or eliminate the voluntarily waiver at any time without prior notice to shareholders.

         For the last three fiscal years ended March 31, the Company paid IMCO the following fees:

FUND                        2003              2004                 2005

Long-Term                 $6,965,780       $7,587,074           $7,602,281
Intermediate-Term         $6,963,323       $7,635,281           $8,545,013
Short-Term                $3,819,266       $4,340,727           $4,395,982
Tax Exempt Money Market   $5,369,855       $5,455,587           $5,200,949

         The Funds' management fees, except for the Tax Exempt Money Market Fund, are based upon two components, a base fee and a performance adjustment. The base fee is computed and paid at twenty-eight one-hundredths of one percent (.28%) of average net assets and a performance adjustment increases or decreases the base fee depending upon the performance of a Fund relative to its relevant index. The Long-Term Fund's performance will be measured relative to that of the Lipper General Municipal Debt Fund Index, the Intermediate-Term Fund's performance will be measured relative to that of the Lipper Intermediate Municipal Debt Fund Index, and the Short-Term Fund's performance will be measured relative to that of the Lipper Short Municipal Debt Fund Index. With respect to the Tax Exempt Money Market Fund, the management fee will continue to consist solely of the base fee discussed in this paragraph.

COMPUTING THE PERFORMANCE ADJUSTMENT

For any month, the base fee of a Fund will equal the Fund's average net assets for that month multiplied by the annual base fee rate for the Fund, multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The base fee is then adjusted based upon the Fund's average annual performance during the performance period compared to the average annual performance of the Fund's relevant index over the same time period. The performance period for each Fund consists of the current month plus the previous 35 months.

         The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the chart below:

                                  LONG-TERM FUND
                             INTERMEDIATE-TERM FUND
                                 SHORT-TERM FUND

         OVER/UNDER PERFORMANCE        ANNUAL ADJUSTMENT RATE
         RELATIVE TO INDEX          (IN BASIS POINTS AS A PERCENTAGE
         (IN BASIS POINTS) 1        OF A FUND'S AVERAGE NET ASSETS)

            +/- 20 to 50                         +/- 4
            +/- 51 to 100                        +/- 5
            +/- 101 and greater                  +/- 6

     1 BASED ON THE DIFFERENCE BETWEEN AVERAGE ANNUAL PERFORMANCE OF THE FUND AND ITS RELEVANT INDEX, ROUNDED TO THE NEAREST BASIS POINT (.01%).

         For example, assume that a fixed income fund with average net assets of $900 million has a base fee of 0.30 of 1% (30 basis points) of the fund's average net assets. Also assume that the fund had average net assets during the performance period of $850 million. The following examples demonstrate the effect of the performance adjustment during a given 30-day month in various market environments, including situations in which the fund has outperformed, underperformed, and approximately matched its relevant index:


                                                   EXAMPLES
                                1            2             3             4           5            6
Fund Performance (a)           6.80%        5.30%        4.30%        (7.55%)    (-5.20%)      (3.65%)
Index Performance (a)          4.75%        5.15%        4.70%        (8.50%)    (-3.75%)      (3.50%)
                               -----        -----        -----         -----      ------        -----
Over/Under Performance (b)    + 205          +15          - 40         + 95       - 145          - 15
Annual Adjustment Rate (b)      + 6            0            -4          + 5         - 6             0
Monthly Adjustment Rate (c)     .0049%          n/a      (.0033%)      .0041%      (.0049%)        n/a
Base Fee for Month           $ 221,918    $ 221,918    $ 221,918     $221,918    $ 221,918    $ 221,918
Performance Adjustment          41,650        0          (28,050)      34,850      (41,650)           0
                             ---------------------------------------------------------------------------
Monthly Fee                  $ 263,568    $ 221,918    $ 193,868     $256,768    $ 180,268    $ 221,918
                             ===========================================================================

(A) AVERAGE ANNUAL PERFORMANCE OVER A 36-MONTH PERIOD
(B) IN BASIS POINTS
(C) ANNUAL ADJUSTMENT RATE DIVIDED BY 365, MULTIPLIED BY 30, AND STATED AS A PERCENTAGE

         Each of the Long-Term, Intermediate-Term, and Short-Term Funds measures it a investment performance by comparing the beginning and ending redeemable value of an investment in the Fund during the measurement period, assuming the reinvestment of dividends and capital gains distributions during the period. Lipper uses this same methodology when it measures the investment performance of the component mutual funds within each of the General Municipal Debt Fund Index, the Intermediate Municipal Debt Fund Index, and the Short Municipal

Debt Fund Index. Because the adjustment to the base fee is based upon each Fund's performance compared to the investment record of its respective Index, the controlling factor as to whether a performance adjustment will be made is not whether the Fund's performance is up or down per se, but whether it is up or down more or less than the record of its respective Index. Moreover, the comparative investment performance of each Fund is based solely on the relevant performance period without regard to the cumulative performance over a longer or shorter period of time.

APPROVAL OF ADVISORY AGREEMENT

At a meeting of the Board of Directors held on April 28, 2005, the Board approved the continuation of the Company's Advisory Agreement for a one-year period ending June 30, 2006. In reviewing the Advisory Agreements, it was noted that the Board considered on a Fund-by-Fund basis the following factors: the nature and quality of the services provided by the Manager to the USAA family of funds; the Manager's personnel and operations; the Manager's financial condition; the level and method of computing each Fund's management fee; comparative performance, fee and expense information for each of the Funds; the profitability of the Funds to the Manager; the direct and indirect benefits, if any, derived by the Manager from the relationship with the Funds; each Fund's net asset level and net purchases and redemptions and average account size, and their impact on the Fund's performance and expenses; and any possible conflicts of interest. In reviewing the overall profitability of the management fee to the Manager, the Board considered the fact that USAA affiliates provide shareholder servicing and administrative services to the Funds for which they receive compensation. The Board also reviewed comparative information publicly available from other fund companies, and noted that the Manager's profit margins from the Funds appeared below industry norms.

ADMINISTRATION AND SERVICING AGREEMENT

Under an Administration and Servicing Agreement effective August 1, 2001, IMCO is obligated on a continuous basis to provide such administrative services as the Board of Directors of the Company reasonably deems necessary for the proper administration of the Funds. IMCO will generally assist in all aspects of the Funds' operations; supply and maintain office facilities, statistical and research data, data processing services, clerical, accounting, bookkeeping and recordkeeping services (including without limitation the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Directors; provide and maintain an appropriate fidelity bond; process and coordinate purchases and redemptions and coordinate and implement wire transfers in connection therewith; execute orders under any offer of exchange involving concurrent purchases and redemptions of shares of one or more funds in the USAA family of funds; respond to shareholder inquiries; assist in processing shareholder proxy statements, reports, prospectuses, and other shareholder communications; furnish statements and confirms of all account activity; respond to shareholder complaints and other correspondence; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services. For these services under the Administration and Servicing Agreement, the Company has agreed to pay IMCO a fee computed daily and paid monthly, at an annual rate equal to fifteen one-hundredths of one percent (0.15%) for the Long-Term Fund, Intermediate-Term Fund, and Short-Term Fund and one-tenth of one percent (0.10%) for the Tax Exempt Money Market Fund of the average net assets of the respective Fund. We may also delegate one or more of our responsibilities to others at our expense.

         For the last three fiscal years ended March 31, the Company paid IMCO the following administration and servicing fees:

         FUND                     2003              2004            2005

    Long-Term                  $3,289,530        $3,360,410      $3,365,510
    Intermediate-Term          $3,818,819        $3,909,013      $3,938,564
    Short-Term                 $1,812,905        $2,006,619      $2,015,900
    Tax Exempt Money Market    $1,917,805        $1,948,424      $1,857,482

CODES OF ETHICS

The Funds and the Manager have adopted a joint code of ethics pursuant to Rule 17j-1 under the 1940 Act, which permits personnel covered by the rule to invest in securities that may be purchased or held by a Fund but prohibits fraudulent, deceptive, or manipulative conduct in connection with that personal investing. The Board of Directors reviews the administration of the joint code of ethics at least annually and receives certifications from the Manager regarding compliance with the code of ethics annually.

         While the officers and employees of the Manager, as well as those of the Funds, may engage in personal securities transactions, there are certain restrictions in the procedures in the Codes of Ethics adopted by the Manager and the Funds. The Codes of Ethics are designed to ensure that the shareholders' interests come before the individuals who manage their Funds. The Codes of Ethics require the portfolio manager and other employees with access information about the purchase or sale of securities by the Funds to abide by the Code of Ethics requirements before executing permitted personal trades. A copy of the respective Codes of Ethics has been filed with the SEC and is available for public view.

UNDERWRITER

The Company has an agreement with IMCO for exclusive underwriting and distribution of the Funds' shares on a continuing best-efforts basis. This agreement provides that IMCO will receive no fee or other compensation for such distribution services.

TRANSFER AGENT

The Transfer Agent performs transfer agent services for the Company under a Transfer Agency Agreement. Services include maintenance of shareholder account records, handling of communications with shareholders, distribution of Fund dividends, and production of reports with respect to account activity for shareholders and the Company. For its services under the Transfer Agency Agreement, each Fund pays the Transfer Agent an annual fixed fee of $25.50 per account. This fee is subject to change at any time.

         The fee to the Transfer Agent includes processing of all transactions and correspondence. Fees are billed on a monthly basis at the rate of one-twelfth of the annual fee. Each Fund pays all out-of-pocket expenses of the Transfer Agent and other expenses which are incurred at the specific direction of the Company. In addition, certain entities may receive payments directly or indirectly from the Transfer Agent, IMCO, or their affiliates for providing shareholders services to their clients who hold Fund shares.

                        PORTFOLIO MANAGER DISCLOSURE

OTHER ACCOUNTS MANAGED

The following tables set forth other accounts for which the Funds' portfolio managers were primarily responsible for the day-to-day portfolio management as of the fiscal year ended March 31, 2005.

LONG-TERM FUND

Portfolio Manager   Registered Investment Companies    Other Pooled Investment Vehicles            Other Accounts
                  Number of accounts    Total assets  Number of accounts    Total assets Number of accounts   Total assets
==========================================================================================================================
Robert Pariseau         4*            $3,746,787,000         0                $0             0                $0

* All four of the accounts managed by Mr. Pariseau have advisory fees based on the performance of the account.

                                       28

INTERMEDIATE-TERM FUND

Portfolio Manager   Registered Investment Companies    Other Pooled Investment Vehicles            Other Accounts
                  Number of accounts    Total assets  Number of accounts    Total assets Number of accounts   Total assets
==========================================================================================================================
Clifford Gladson         4*          $4,297,699,999           0               $0               0              $0
Regina Shafer            4**         $4,614,442,000           0               $0               0              $0

* All four of the accounts managed by Mr. Gladson have advisory fees based on the performance of the account.

** Two of the four accounts with total assets of $3,979,615,000 have advisory fees based on the performance of the account.

SHORT-TERM FUND

Portfolio Manager   Registered Investment Companies    Other Pooled Investment Vehicles            Other Accounts
                  Number of accounts    Total assets  Number of accounts    Total assets Number of accounts   Total assets
==========================================================================================================================
Clifford Gladson         4*          $4,297,699,000           0               $0               0              $0
Regina Shafer            4**         $4,614,442,000           0               $0               0              $0

* All four of the accounts managed by Mr. Gladson have advisory fees based on the performance of the account.

** Two of the four accounts with total assets of $3,979,615,000 have advisory fees based on the performance of the account.

TAX EXEMPT MONEY MARKET FUND

Portfolio Manager   Registered Investment Companies    Other Pooled Investment Vehicles            Other Accounts
                  Number of accounts    Total assets  Number of accounts    Total assets Number of accounts   Total assets
==========================================================================================================================
Anthony Era              3*          $2,098,202,000           0               $0                0             $0

* Mr. Era manages no accounts that have an advisory fee based on the performance of the account.

CONFLICTS OF INTEREST

These portfolio managers provide portfolio management services only to investment companies in the USAA retail fund family and do not manage any private accounts or unregistered mutual funds. Portfolio managers make investment decisions for the funds they manage based on the fund's investment objective, permissible investments, cash flow and other relevant investment considerations that they consider applicable to that portfolio. Therefore, portfolio managers could purchase or sell securities for one portfolio and not another portfolio, or can take similar action for two portfolios at different times, even if the portfolios have the same investment objective and permissible investments.

         Potential conflicts of interest may arise when allocating and/or aggregating trades for funds with a performance fee and those without a performance fee. IMCO often will aggregate multiple orders for the same security for different mutual funds into one single order. To address these potential conflicts of interest, IMCO has adopted detailed procedures regarding the allocation of client orders, and such transactions must be allocated to funds in a fair and equitable manner.

         The performance of each Fund is also periodically reviewed by IMCO's Investment Strategy Committee (ISC), and portfolio managers have the opportunity to explain the reasons underlying a Fund's performance. The ISC and the Board of Directors of USAA Tax Exempt Fund, Inc. also routinely review and compare the performance of the Funds with the performance of other funds with the same investment objectives and permissible investments.

         As discussed above, IMCO has policies and procedures designed to seek to minimize potential conflicts of interest arising from portfolio managers advising multiple funds. The Mutual Funds compliance department monitors a variety of areas to ensure compliance with the USAA Funds Compliance written procedures, including monitoring each fund's compliance with its investment restrictions and guidelines, and monitoring and periodically reviewing or testing transactions made on behalf of multiple funds to seek to ensure compliance with the USAA Funds Compliance Program written policies and procedures.

COMPENSATION

IMCO's compensation structure includes a base salary and an incentive component. The portfolio managers are officers of IMCO and their base salary is determined by the salary range for their official position, which is influenced by market and competitive considerations. The base salary is fixed but can change each year as a result of the portfolio manager's annual evaluation or if the portfolio manager is promoted. Each portfolio manager also is eligible to receive an incentive payment based on the performance of the Fund(s) managed by the portfolio manager compared to each Fund's comparative ranking against all funds within the appropriate Lipper category, or for money market funds within the appropriate iMoney Net, Inc. category. Each fixed income fund, except for the money market funds, has a performance fee component to the advisory fee earned by IMCO. The performance fee adjustment for these Funds is based on the Fund's relative performance compared to the appropriate Lipper index, rather than the Fund's ranking against all funds in its Lipper category. Portfolio managers will receive incentive payments under this plan only if the Funds they manage are at or above the 50th percentile compared to their industry peers, and the incentive payment increases the higher the Fund's relative ranking in its peer universe. In determining the incentive payment of a portfolio manager who manages more than one Fund, IMCO considers the relative performance of each Fund in proportion to the total assets managed by the portfolio manager.

         In addition to salary and incentive payments, portfolio managers also participate in other USAA benefits to the same extent as other employees. Also, USAA has established certain supplemental retirement programs and bonus program available to all officers of USAA-affiliated companies.

PORTFOLIO OWNERSHIP

As of the fiscal year ended March 31, 2005, the Funds' portfolio managers beneficially owned securities of the Fund they managed in the following dollar range:

      PORTFOLIO MANAGER          FUND                     DOLLAR RANGE

      Robert Pariseau    Long-Term Fund                  $100,001 - $500,000
      Clifford Gladson   Intermediate-Term Fund          Over $1,000,000
                         Short-Term Fund                 Over $1,000,000
      Regina Shafer      Intermediate-Term Fund          $50,001 - $100,000
                         Short-Term Fund                 $100,001 - $500,000
      Anthony Era        Tax Exempt Money Market Fund    $100,001 - $500,000

                          PORTFOLIO HOLDINGS DISCLOSURE

The Company's Board of Directors has adopted a policy on selective disclosure of portfolio holdings. The Company's policy is to protect the confidentiality of each Fund's portfolio holdings and prevent the selective disclosure of material non-public information about the identity of such holdings. To prevent the selective disclosure of portfolio holdings of the Funds, the general policy of the Funds is to not disclose any portfolio holdings of the Funds, other than the portfolio holdings filed with the SEC on Form N-CSR (I.E., annual and semiannual reports) and Form N-Q (I.E., quarterly portfolio holdings reports), and any portfolio holdings made available on USAA.COM. This general policy shall not apply, however, in the following instances:

         * Where the person to whom the disclosure is made owes a fiduciary or other duty of trust or confidence to the Funds (E.G., auditors, attorneys, and Access Persons under the Funds' Joint Code of Ethics);

         * Where the person has a valid reason to have access to the portfolio holdings information and has agreed not to disclose or misuse the information (E.G., custodians, accounting agents, securities lending agents, subadvisers, rating agencies, mutual fund evaluation services, such as Lipper, and proxy voting agents);

         * As disclosed in this SAI; and

         * As required by law or a regulatory body.

         If portfolio holdings are released pursuant to an ongoing arrangement with any party that owes a fiduciary or other duty of trust or confidence to a Fund or has a valid reason to have access to the portfolio holdings information and has agreed not to disclose or misuse the information, the Fund must have a legitimate business purpose for doing so, and neither the Fund, nor the Manager or its affiliates, may receive any compensation in connection with an arrangement to make available information about the Fund's portfolio holdings. If the applicable conditions set forth above are satisfied, the Fund may distribute portfolio holdings to mutual fund evaluation services such as Lipper Inc. and broker-dealers that may be used by the Fund, for the purpose of efficient trading and receipt of relevant research. In providing this information to broker-dealers, reasonable precautions are taken to avoid any potential misuse of the disclosed information.

         The Fund also may disclose any and all portfolio information to its service providers and others who generally need access to such information in the performance of their contractual duties and responsibilities and are subject to duties of confidentiality, including a duty not to trade on non-public information, imposed by law and/or agreement. These service providers include each Fund's custodian, auditors, attorneys, investment adviser and subadviser(s), administrator, and each of their respective affiliates and advisers.

         Any person or entity that does not have a previously approved ongoing arrangement to receive non-public portfolio holdings information and seeks a Fund's portfolio holdings information that (i) has not been filed with the SEC, or (ii) is not available on USAA.COM, must submit its request in writing to the Fund's Chief Compliance Officer (CCO), or USAA Securities Counsel, who will make a determination whether disclosure of such portfolio holdings may be made and whether the relevant Fund needs to make any related disclosure in its SAI. A report will be made to each Fund's Board of Directors/Trustees at each quarterly meeting about (i) any determinations made by the CCO, Securities Counsel, pursuant to the procedures set forth in this paragraph, and (ii) any violations of the portfolio holdings policy.

         Each Fund intends to post its annual and semiannual reports, and quarterly schedules of portfolio holdings on usaa.com after these reports are filed with the Securities and Exchange Commission. In addition, the Long-Term, Intermediate-Term, and Short-Term Funds intend to post their top ten holdings on USAA.COM 15 days following the end of each month.

         In order to address potential conflicts of interest between the interests of a Fund's shareholders, on the one hand, and the interests of the Fund's investment adviser, principal underwriter, or certain affiliated persons, on the other, the Funds have adopted the policies described above (i) prohibiting the receipt of compensation in connection with an arrangement to make available information about a Fund's portfolio holdings and (ii) requiring certain requests for non-public portfolio holdings information to be approved by the CCO or Securities Counsel, and then reported to the Fund's Board, including the Non Interested Directors.

                               GENERAL INFORMATION

CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company, P.O. Box 1713, Boston, Massachusetts 02105, is the custodian and accounting agent for each Fund. The custodian is responsible for, among other things, safeguarding and controlling each Fund's cash and securities, handling the receipt and delivery of securities, and collecting interest on each Fund's investments. The accounting agent is responsible for, among other things, calculating each Fund's net asset value accurately and timely.

COUNSEL

Kirkpatrick & Lockhart Nicholson Graham LLP, 1800 Massachusetts Ave. NW, 2nd Floor, Washington, DC 200361221, will review certain legal matters for the Company in connection with the shares offered by the prospectus.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP, 1900 Frost Bank Tower, 100 West Houston Street, San Antonio, Texas 78205, is the independent registered public accounting firm for the Funds. In this capacity, the firm is responsible for the audits of the annual financial statements of the Funds and reporting thereon.

              APPENDIX A - TAX-EXEMPT SECURITIES AND THEIR RATINGS

TAX-EXEMPT SECURITIES

Tax-exempt securities generally include debt obligations issued by states and their political subdivisions, and duly constituted authorities and corporations, to obtain funds to construct, repair or improve various public facilities such as airports, bridges, highways, hospitals, housing, schools, streets, and water and sewer works. Tax-exempt securities may also be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities.

         The two principal classifications of tax-exempt securities are "general obligations" and "revenue" or "special tax" bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue or special tax bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other tax, but not from general tax revenues. The Funds may also invest in tax-exempt industrial development revenue bonds, which in most cases are revenue bonds and generally do not have the pledge of the credit of the issuer. The payment of the principal and interest on such industrial development revenue bonds is dependent solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. There are, of course, many variations in the terms of, and the security underlying, tax-exempt securities. Short-term obligations issued by states, cities, municipalities or municipal agencies include tax anticipation notes, revenue anticipation notes, bond anticipation notes, construction loan notes, and short-term notes.

         The yields of tax-exempt securities depend on, among other things, general money market conditions, conditions of the tax-exempt bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of Moody's Investors Service (Moody's), Standard & Poor's Ratings Group (S&P), Fitch Ratings (Fitch), Dominion Bond Rating Service Limited (Dominion), and A.M. Best Co., Inc. (A.M. Best) represent their opinions of the quality of the securities rated by them. It should be emphasized that such ratings are general and are not absolute standards of quality. Consequently, securities with the same maturity, coupon, and rating may have different yields, while securities of the same maturity and coupon but with different ratings may have the same yield. It will be the responsibility of the Manager to appraise independently the fundamental quality of the tax-exempt securities included in a Fund's portfolio.

1. LONG-TERM DEBT RATINGS:

MOODY'S INVESTORS SERVICE

Aaa Obligations rated Aaa are judged to be of the best quality, with minimal credit risk.

Aa Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

NOTE: MOODY'S APPLIES NUMERICAL MODIFIERS 1, 2, AND 3 IN EACH GENERIC RATING CLASSIFICATION FROM A THROUGH CAA. THE MODIFIER 1 INDICATES THAT THE OBLIGATION RANKS IN THE HIGHER END OF ITS GENERIC RATING CATEGORY, THE MODIFIER 2 INDICATES A MID-RANGE RANKING, AND THE MODIFIER 3 INDICATES A RANKING IN THE LOWER END OF THAT GENERIC RATING CATEGORY.

STANDARD & POOR'S RATINGS GROUP

AAA An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest rated issues only in small degree. The obligor's capacity to meet its financial commitment on the obligation is VERY STRONG.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still STRONG.

BBB An obligation rated BBB exhibits adequate capacity to pay interest and repay principal. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

PLUS (+) OR MINUS (-): THE RATINGS FROM AA TO BBB MAY BE MODIFIED BY THE ADDITION OF A PLUS OR MINUS SIGN TO SHOW RELATIVE STANDING WITHIN THE MAJOR RATING CATEGORIES.

FITCH RATINGS

AAA Highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to fore seeable events.

A High credit quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

DOMINION BOND RATING SERVICE LIMITED

As is the case with all Dominion rating scales, long-term debt ratings are meant to give an indication of the risk that the borrower will not fulfill its full obligations in a timely manner with respect to both interest and principal commitments. Dominion ratings do not take factors such as pricing or market risk into consideration and are expected to be used by purchasers as one part of their investment process. Every Dominion rating is based on quantitative and qualitative considerations that are relevant for the borrowing entity.

 AAA Bonds rated "AAA" are of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present that would detract from the performance of the entity, the strength of liquidity and coverage ratios is unquestioned, and the entity has established a creditable track record of superior performance. Given the extremely tough definition that Dominion has established for this category, few entities are able to achieve a AAA rating.

 AA Bonds rated "AA" are of superior credit quality, and protection of interest and principal is considered high. In many cases, they differ from bonds rated AAA only to a small degree. Given the extremely tough definition that Dominion has for the AAA category (which few companies are able to achieve), entities rated AA are also considered to be strong credits, which typically exemplify above-average strength in key areas of consideration and are unlikely to be significantly affected by reasonably foreseeable events.

 A Bonds rated "A" are of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than with AA rated entities. While a respectable rating, entities in the "A" category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher rated companies.

 BBB Bonds rated "BBB" are of adequate credit quality. Protection of interest and principal is considered adequate, but the entity is more susceptible to adverse changes in financial and economic conditions, or there may be other adversities present that reduce the strength of the entity and its rated securities.

NOTE: (HIGH/LOW) GRADES ARE USED TO INDICATE THE RELATIVE STANDING OF A CREDIT WITHIN A PARTICULAR RATING CATEGORY. THE LACK OF ONE OF THESE DESIGNATIONS INDICATES A RATING THAT IS ESSENTIALLY IN THE MIDDLE OF THE CATEGORY. NOTE THAT "HIGH" AND "LOW" GRADES ARE NOT USED FOR THE AAA CATEGORY.

A.M. BEST CO., INC.

A.M. Best's Long-Term Debt Rating (issue credit rating) is an opinion as to the issuer's ability to meet its financial obligations to security holders when due. There ratings are assigned to debt and preferred stock issues.

aaa      Assigned  to  issues,   where  the  issuer  has,  in  our  opinion,  an
         exceptional ability to meet the terms of the obligation.

aa Assigned to issues, where the issuer has, in our opinion, a very strong ability to meet the terms of the obligation.

a Assigned to issues, where the issuer has, in our opinion, a strong ability to meet the terms of the obligation.

bbb Assigned to issues, where the issuer has, in our opinion, an adequate ability to meet the terms of the obligation; however, is more susceptible to changes in economic or other conditions.

RATINGS FROM "AA" TO "BBB" MAY BE ENHANCED WITH A "+" (PLUS) OR "-" (MINUS) TO INDICATE WHETHER CREDIT QUALITY IS NEAR THE TOP OR BOTTOM OF A CATEGORY.

2. SHORT-TERM DEBT RATINGS:

MOODY'S STATE AND TAX-EXEMPT NOTES

MIG-1 This designation denotes superior credit quality. Excellent protection is affordable by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG-2 This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG-3 This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG       This  designation  denotes   speculative-grade   credit  quality.  Debt
         instruments in this category may lack sufficient margins of protection.

MOODY'S COMMERCIAL PAPER

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

         *    Leading market positions in well-established industries.
         *    High rates of return on funds employed.
         * Conservative capitalization structures with moderate reliance on debt and ample asset protection.
         * Broad margins in earning coverage of fixed financial charges and high internal cash generation.
         * Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

S&P TAX-EXEMPT NOTES

SP-1 Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2     Satisfactory  capacity  to  pay  principal  and  interest,   with  some
         vulnerability to adverse financial and economic changes over the term of the notes.

S&P COMMERCIAL PAPER

A-1 This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

FITCH'S COMMERCIAL PAPER, CERTIFICATES OF DEPOSIT, AND TAX-EXEMPT NOTES

F1 HIGHEST CREDIT QUALITY. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit features.

F2 GOOD CREDIT QUALITY. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 FAIR CREDIT QUALITY. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

DOMINION COMMERCIAL PAPER

R-1 (high)    Short-term  debt  rated  "R-1  (high)"  is of the  highest  credit quality,  and  indicates  an entity  that  possesses  unquestioned ability to repay current  liabilities  as they fall due.  Entities
              rated  in  this  category   normally   maintain  strong  liquidity
              positions,  conservative debt levels and  profitability,  which is both stable and above average. Companies achieving an "R-1 (high)"
              rating  are  normally  leaders  in  structurally   sound  industry
              segments with proven track records, sustainable positive future results and no substantial qualifying negative factors. Given the extremely tough definition, which Dominion has established for an "R-1 (high)," few entities are strong enough to achieve this rating.

R-1 (middle)  Short-term debt rated "R-1 (middle)" is of superior credit quality and,  in most  cases,  ratings in this  category  differ from "R-1
              (high)" credits to only a small degree. Given the extremely tough definition, which Dominion has for the "R-1 (high)" category (which few companies are able to achieve), entities rated "R-1 (middle)" are also considered strong credits which typically exemplify above average strength in key areas of consideration for debt protection.

R-1 (low)     Short-term  debt  rated  "R-1  (low)"  is of  satisfactory  credit quality. The overall strength and outlook for key liquidity, debt and profitability ratios is not normally as favorable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors that exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.

R-2 (high),
R-2 (middle),
R-2 (low)     Short-term  debt rated  "R-2" is of  adequate  credit  quality and within the three subset grades, debt protection ranges from having reasonable  ability  for  timely  repayment  to a level,  which is considered  only just  adequate.  The liquidity and debt ratios of entities in the "R-2" classification are not as strong as those in the "R-1" category, and the past and future trend may suggest some risk of  maintaining  the  strength of key ratios in these  areas.
              Alternative   sources  of   liquidity   support   are   considered
              satisfactory; however, even the strongest liquidity support will not improve the commercial paper rating of the issuer. The size of the entity may restrict its flexibility, and its relative position in the industry is not typically as strong as an "R-1 credit."
              Profitability trends, past and future, may be less favorable, earnings not as stable, and there are often negative qualifying factors present, which could also make the entity more vulnerable to adverse changes in financial and economic conditions.

R-3 (high),
R-3 (middle),
R-3 (low)     Short-term debt rated "R-3" is  speculative,  and within the three subset grades, the capacity for timely payment ranges from mildly speculative to doubtful. "R-3" credits tend to have weak liq-uidity and debt ratios, and the future trend of these ratios is also unclear. Due to its speculative nature, companies with "R-3" ratings would normally have very limited access to alternative sources of liquidity. Earnings would typically be very unstable, and the level of overall profitability of the entity is also likely to be low. The industry environment may be weak, and strong negative qualifying factors are also likely to be present.

NOTE: ALL THREE DOMINION RATING CATEGORIES FOR SHORT-TERM DEBT USE "HIGH," "MIDDLE," OR "LOW" AS SUBSET GRADES TO DESIGNATE THE RELATIVE STANDING OF THE CREDIT WITHIN A PARTICULAR RATING CATEGORY.

A.M. BEST

AMB-1+ Assigned to issues, where the issuer has, in our opinion, the strongest ability to repay short-term debt obligations.

AMB-1    Assigned  to  issues,   where  the  issuer  has,  in  our  opinion,  an
         outstanding ability to repay short-term debt obligations.

AMB-2    Assigned  to  issues,   where  the  issuer  has,  in  our  opinion,   a
         satisfactory ability to repay short-term debt obligations.

AMB-3 Assigned to issues, where the issuer has, in our opinion, an adequate ability to repay short-term debt obligations; however, adverse economic conditions will likely lead to a reduced capacity to meet its financial commitments on shorter debt obligations.

06052-0805

                                     Part B

                  Statement of Additional Information for the
                              California Bond and
                         California Money Market Funds

[USAA       USAA                                         STATEMENT OF
EAGLE       TAX EXEMPT                                   ADDITIONAL INFORMATION
LOGO (R)]   FUND, INC.                                   AUGUST 1, 2005


                           USAA TAX EXEMPT FUND, INC.
                                CALIFORNIA FUNDS
--------------------------------------------------------------------------------

USAA TAX EXEMPT FUND, INC. (the Company) is a registered investment company offering shares of ten no-load mutual funds, two of which are described in this Statement of Additional Information (SAI): the California Bond Fund and California Money Market Fund (collectively, the Funds or the California Funds). Each Fund is classified as diversified and has a common investment objective of providing California investors with a high level of current interest income that is exempt from federal and California state income taxes. The California Money Market Fund has a further objective of preserving capital and maintaining liquidity.

         You may obtain a free copy of the prospectus dated August 1, 2005, for the California Funds by writing to USAA Tax Exempt Fund, Inc., 9800
Fredericksburg   Road,  San  Antonio,   TX  78288,   or  by  calling  toll  free
1-800-531-8181. The prospectus provides the basic information you should know before investing in the Funds. This SAI is not a prospectus and contains information in addition to and more detailed than that set forth in the prospectus. It is intended to provide you with additional information regarding the activities and operations of the Company and the Funds, and should be read in conjunction with the prospectus.

         The financial statements of the Funds and the Independent Registered Public Accounting Firm's Report thereon for the fiscal year ended March 31, 2005, are included in the accompanying annual report to shareholders of that date and are incorporated herein by reference.

--------------------------------------------------------------------------------

                                TABLE OF CONTENTS
PAGE

2        Valuation of Securities
3        Conditions of Purchase and Redemption
3        Additional Information Regarding Redemption of Shares
4        Investment Plans
5        Investment Policies
13       Investment Restrictions
14       Special Risk Considerations
20       Portfolio Transactions
22       Fund History and Description of Shares
23       Certain Federal Income Tax Considerations
25       California Taxation
26       Directors and Officers of the Company
32       The Company's Manager
36       Portfolio Manager Disclosure
37       Portfolio Holdings Disclosure
38       General Information
39       Appendix A - Tax-Exempt Securities and Their Ratings

                             VALUATION OF SECURITIES

Shares of each Fund are offered on a continuing, best-efforts basis through USAA Investment Management Company (IMCO or the Manager). The offering price for shares of each Fund is equal to the current net asset value (NAV) per share. The NAV per share of each Fund is calculated by adding the value of all its portfolio securities and other assets, deducting its liabilities, and dividing by the number of shares outstanding.

         A Fund's NAV per share is calculated each day, Monday through Friday, except days on which the New York Stock Exchange (NYSE) is closed. The NYSE currently is scheduled to be closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Each Fund reserves the right to calculate the NAV per share on a business day that the NYSE is closed.

         The investments of the CALIFORNIA BOND FUND are generally traded in the over-the-counter market and are valued each business day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sale price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity and type;
indications as to values from dealers in securities; and general market conditions. Investments in open-end investment companies are valued at their NAV at the end of each business day. Futures contracts are valued at the last quoted sales price. Securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

         Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of a Fund's shares, are valued in good faith by the Manager at fair value using valuation procedures approved by the Board of Directors. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause a Fund's NAV to be more reliable than it otherwise would be.

          Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotations systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

         The value of the CALIFORNIA MONEY MARKET FUND'S securities is stated at amortized cost, which approximates market value. This involves valuing a security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates. While this method provides certainty in valuation, it may result in periods during which the value of an instrument, as determined by amortized cost, is higher or lower than the price the Fund would receive upon the sale of the instrument.

         The valuation of the California Money Market Fund's portfolio instruments based upon their amortized cost is subject to the Fund's adherence to certain procedures and conditions. Consistent with regulatory requirements, the Manager will only purchase securities with remaining maturities of 397 days or less and will maintain a dollar-weighted average portfolio maturity of no more than 90 days. The Manager will invest only in securities that have been determined to present minimal credit risk and that satisfy the quality and diversification requirements of applicable rules and regulations of the Securities and Exchange Commission (SEC).

         The Board of Directors has established procedures designed to stabilize the California Money Market Fund's price per share, as computed for the purpose of sales and redemptions, at $1. There can be no assurance, however, that the Fund will at all times be able to maintain a constant $1 NAV per share. Such procedures include review of the Fund's holdings at such intervals as is deemed appropriate to determine whether the Fund's NAV calculated by using available market quotations deviates from $1 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing shareholders. In the event that it is determined that such a deviation exists, the Board of Directors will take such corrective action as it regards as necessary and appropriate. Such action may include, among other options, selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, or establishing an NAV per share by using available market quotations.

                      CONDITIONS OF PURCHASE AND REDEMPTION

NONPAYMENT

If any order to purchase shares is canceled due to nonpayment or if the Company does not receive good funds either by check or electronic funds transfer, USAA Shareholder Account Services (Transfer Agent) will treat the cancellation as a redemption of shares purchased, and you will be responsible for any resulting loss incurred by the Fund or the Manager. If you are a shareholder, the Transfer Agent can redeem shares from your account(s) as reimbursement for all losses. In addition, you may be prohibited or restricted from making future purchases in any of the USAA family of funds. A $25 fee is charged for all returned items, including checks and electronic funds transfers.

TRANSFER OF SHARES

You may transfer Fund shares to another person by sending written instructions to the Transfer Agent. The account must be clearly identified, and you must include the number of shares to be transferred, the signatures of all registered owners, and all stock certificates, if any, which are the subject of transfer. You also need to send written instructions signed by all registered owners and supporting documents to change an account registration due to events such as marriage or death. If a new account needs to be established, you must complete and return an application to the Transfer Agent.

              ADDITIONAL INFORMATION REGARDING REDEMPTION OF SHARES

The value of your investment at the time of redemption may be more or less than the cost at purchase, depending on the value of the securities held in each Fund's portfolio. Requests for redemption that are subject to any special conditions or which specify an effective date other than as provided herein cannot be accepted. A gain or loss for tax purposes may be realized on the sale of shares of a Fund, depending upon the price when redeemed.

         The Board of Directors may cause the redemption of an account with a balance of less than 50 shares provided (1) the value of the account has been reduced, for reasons other than market action, below the minimum initial investment in such Fund at the time of the establishment of the account, (2) the account has remained below the minimum level for six months, and (3) 60 days' prior written notice of the proposed redemption has been sent to you. Shares will be redeemed at the NAV on the date fixed for redemption by the Board of Directors. Prompt payment will be made by mail to your last known address.

         The Company reserves the right to suspend the right of redemption or postpone the date of payment (1) for any periods during which the NYSE is closed, (2) when trading in the markets the Company normally utilizes is restricted, or an emergency exists as determined by the SEC so that disposal of the Company's investments or determination of its NAV is not reasonably practicable, or (3) for such other periods as the SEC by order may permit for protection of the Company's shareholders.

         For the mutual  protection  of the investor and the Funds,  the Company may require a signature guarantee. If required, EACH signature on the account registration must be guaranteed. Signature guarantees are acceptable from FDIC member banks, brokers, dealers, municipal securities dealers, municipal securities brokers, government securities dealers, government securities brokers, credit unions, national securities exchanges, registered securities associations, clearing agencies, and savings associations. A signature guarantee for active duty military personnel stationed abroad may be provided by an officer of the United States Embassy or Consulate, a staff officer of the Judge Advocate General, or an individual's commanding officer.

REDEMPTION BY CHECK

Shareholders in the California Money Market Fund may request that checks be issued for their account. CHECKS MUST BE WRITTEN IN AMOUNTS OF AT LEAST $250.

         Checks issued to shareholders of the Fund will be sent only to the person in whose name the account is registered. The checks must be manually signed by the registered owner(s) exactly as the account is registered. For joint accounts the signature of either or both joint owners will be required on the check, according to the election made on the signature card. You will continue to earn dividends until the shares are redeemed by the presentation of a check.

         When a check is presented to the Transfer Agent for payment, a sufficient number of full and fractional shares from your account will be redeemed to cover the amount of the check. If the account balance is not adequate to cover the amount of a check, the check will be returned unpaid. Because the value of each account changes as dividends are accrued on a daily basis, checks may not be used to close an account.

         The checkwriting privilege is subject to the customary rules and regulations of Boston Safe Deposit and Trust Company, an affiliate of Mellon Bank, N.A. (Boston Safe) governing checking accounts. There is no charge to you for the use of the checks or for subsequent reorders of checks.

         The Company reserves the right to assess a processing fee against your account for any redemption check not honored by a clearing or paying agent. Currently, this fee is $25 and is subject to change at any time. Some examples of such dishonor are improper endorsement, checks written for an amount less than the minimum check amount, and insufficient or uncollectible funds.

         The Company, the Transfer Agent, and Boston Safe each reserves the right to change or suspend the checkwriting privilege upon 30 days' written notice to participating shareholders.

         You may request that the Transfer Agent stop payment on a check. The Transfer Agent will use its best efforts to execute stop payment instructions, but does not guarantee that such efforts will be effective. The Transfer Agent will charge you $20 for each stop payment you request.

REDEMPTION BY BILL PAY

Shareholders in the California Money Market Fund may request through USAA.COM that their money market account be debited to pay certain USAA bills for which they are personally obligated to pay. USAA Bill Pay will not allow shareholders to make payments on bills for which they are not obligated to pay. Consent of joint account owners is not required to pay bills that an individual shareholder is solely and personally obligated to pay.

                                INVESTMENT PLANS

The Company makes available the following investment plans to shareholders of the Funds. At the time you sign up for any of the following investment plans that utilize the electronic funds transfer service, you will choose the day of the month (the effective date) on which you would like to regularly purchase shares. When this day falls on a weekend or holiday, the electronic transfer will take place either on the business day immediately before or after the effective date. You may terminate your participation in a plan at any time. Please call the Manager for details and necessary forms or applications.

AUTOMATIC PURCHASE OF SHARES

INVESTRONIC(R) - The regular purchase of additional shares through electronic funds transfer from a checking or savings account. You may invest as little as $50 per month.

DIRECT PURCHASE SERVICE - The periodic purchase of shares through electronic funds transfer from a nongovernmental employer, an income-producing investment, or an account with a participating financial institution.

DIRECT DEPOSIT PROGRAM - The monthly transfer of certain federal benefits to directly purchase shares of a USAA mutual fund. Eligible federal benefits include: Social Security, Supplemental Security Income, Veterans Compensation and Pension, Civil Service Retirement Annuity, and Civil Service Survivor Annuity.

GOVERNMENT ALLOTMENT - The transfer of military pay by the U.S. Government Finance Center for the purchase of USAA mutual fund shares.

AUTOMATIC PURCHASE PLAN - The periodic transfer of funds from a USAA money market fund to purchase shares in another non-money market USAA mutual fund. There is a minimum investment required for this program of $5,000 in the money market fund, with a monthly transaction minimum of $50.

BUY/SELL SERVICE - The intermittent purchase or redemption of shares through electronic funds transfer to or from a checking or savings account. You may initiate a "buy" or "sell" whenever you choose.

DIRECTED DIVIDENDS - If you own shares in more than one of the Funds in the USAA family of funds, you may direct that dividends and/or capital gain distributions earned in one fund be used to purchase shares automatically in another fund.

         Participation in these systematic purchase plans allows you to engage in dollar-cost averaging.

SYSTEMATIC WITHDRAWAL PLAN

If you own shares with a value of $5,000 or more in a single investment account (accounts in different Funds cannot be aggregated for this purpose), you may request that enough shares to produce a fixed amount of money be liquidated from the account monthly, quarterly, or annually. The amount of each withdrawal must be at least $50. Using the electronic funds transfer service, you may choose to have withdrawals electronically deposited at your bank or other financial institution. You may also elect to have checks made payable to an entity unaffiliated with United Services Automobile Association (USAA). You also may elect to have such withdrawals invested in another USAA Fund.

         This plan may be initiated by depositing shares worth at least $5,000 with the Transfer Agent and by completing a Systematic Withdrawal Plan application, which may be requested from the Manager. You may terminate participation in the plan at any time. You are not charged for withdrawals under the Systematic Withdrawal Plan. The Company will not bear any expenses in administering the plan beyond the regular transfer agent and custodian costs of issuing and redeeming shares. The Manager will bear any additional expenses of administering the plan.

         Withdrawals will be made by redeeming full and fractional shares on the date you select at the time the plan is established. Withdrawal payments made under this plan may exceed dividends and distributions and, to this extent, will involve the use of principal and could reduce the dollar value of your investment and eventually exhaust the account. Reinvesting dividends and distributions helps replenish the account. Because share values and net investment income can fluctuate, you should not expect withdrawals to be offset by rising income or share value gains.

         Each redemption of shares of a Fund may result in a gain or loss, which must be reported on your income tax return. Therefore, you should keep an accurate record of any gain or loss on each withdrawal.

                               INVESTMENT POLICIES

The sections captioned WHAT ARE EACH FUND'S INVESTMENT OBJECTIVES and PRINCIPAL STRATEGIES? and FUND INVESTMENTS in the prospectus describe the fundamental investment objective(s) and the investment policies applicable to each Fund. There can, of course, be no assurance that each Fund will achieve its investment objective(s). Each Fund's objective(s) cannot be changed without shareholder approval. The following is provided as additional information.

TEMPORARY DEFENSIVE POLICY

Each Fund may on a temporary basis because of market, economic, political, or other conditions invest up to 100% of its assets in short-term securities whether or not they are exempt from federal and California state income tax. Such taxable securities may consist of obligations of the U.S. government, its agencies or instrumentalities, and repurchase agreements secured by such instruments; certificates of deposit of domestic banks having capital, surplus, and undivided profits in excess of $100 million; banker's acceptances of similar banks; commercial paper; and other corporate debt obligations.

CALCULATION OF DOLLAR WEIGHTED AVERAGE PORTFOLIO MATURITIES

Dollar weighted average portfolio maturity is derived by multiplying the value of each debt instrument by the number of days remaining to its maturity, adding the results of these calculations, and then dividing the total by the value of the Fund's debt instruments. An obligation's maturity is typically determined on a stated final maturity basis, although there are some exceptions to this rule.

         With respect to obligations held by the California Bond Fund, if it is probable that the issuer of an instrument will take advantage of a maturity-shortening device, such as a call, refunding, or redemption provision, the date on which the instrument will probably be called, refunded, or redeemed may be considered to be its maturity date. Also, the maturities of securities subject to sinking fund arrangements are determined on a weighted average life basis, which is the average time for principal to be repaid. The weighted average life of these securities is likely to be substantially shorter than their stated final maturity. In addition, for purposes of the Fund's investment policies, an instrument will be treated as having a maturity earlier than its stated maturity date if the instrument has technical features such as puts or demand features that, in the judgment of the Manager, will result in the instrument being valued in the market as though it has the earlier maturity.

         Finally, for purposes of calculating the weighted average portfolio maturity of the Fund, the maturity of a debt instrument with a periodic interest reset date will be deemed to be the next reset date, rather than the remaining stated maturity of the instrument if, in the judgment of the Manager, the periodic interest reset features will result in the instrument being valued in the market as though it has the earlier maturity.

         The California Money Market Fund will determine the maturity of an obligation in its portfolio in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended (1940 Act).

PERIODIC AUCTION RESET BONDS

The California Bond Fund's assets may be invested in tax-exempt periodic auction reset bonds. Periodic auction reset bonds are bonds whose interest rates are reset periodically through an auction mechanism. For purposes of calculating the weighted average portfolio maturity of the Fund, the maturity of periodic auction reset bonds will be deemed to be the next interest reset date, rather than the remaining stated maturity of the instrument.

         Periodic auction reset bonds, similar to short-term debt instruments, are generally subject to less interest rate risk than long-term fixed rate debt instruments because the interest rate will be periodically reset in a market auction. Periodic auction reset bonds with a long remaining stated maturity (I.E., ten years or more), however, could have greater market risk than fixed short-term debt instruments, arising from the possibility of auction failure or insufficient demand at an auction, resulting in greater price volatility of such instruments compared to fixed short-term bonds.

DIVERSIFICATION

Each Fund intends to be diversified as defined in the 1940 Act and to satisfy the restrictions against investing too much of its assets in any "issuer" as set forth in the prospectus. In implementing this policy, the identification of the issuer of a municipal security depends on the terms and conditions of the security. When the assets and revenues of an agency, authority, instrumentality, or other political subdivision are separate from those of the government creating it and the security is backed only by the assets and revenues of the subdivision, agency, authority, or instrumentality, the latter would be deemed to be the sole issuer. Similarly, if an industrial development bond is backed only by the assets and revenues of the non-government user, then that user would be deemed to be the sole issuer. However, if in either case the creating government or some other entity guarantees a security, the guarantee would be considered a separate security and would be treated as an issue of that government or other entity.

SECTION 4(2) COMMERCIAL PAPER AND RULE 144A SECURITIES

Each Fund may invest in commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933, as amended (1933 Act) (Section 4(2) Commercial Paper).
Section 4(2) Commercial Paper is restricted as to disposition under the federal securities laws; therefore, any resale of Section 4(2) Commercial Paper must be effected in a transaction exempt from registration under the 1933 Act. Section 4(2) Commercial Paper is normally resold to other investors through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) Commercial Paper, thus providing liquidity.

         Each Fund may also purchase restricted securities eligible for resale to "qualified institutional buyers" pursuant to Rule 144A under the 1933 Act (Rule 144A Securities). Rule 144A provides a non-exclusive safe harbor from the registration requirements of the 1933 Act for resales of certain securities to institutional investors.

LIQUIDITY DETERMINATIONS

The Board of Directors has adopted guidelines pursuant to which municipal lease obligations, Section 4(2) Commercial Paper, Rule 144A Securities, certain restricted debt securities that are subject to put or demand features exercisable within seven days (Demand Feature Securities) and other securities (whether registered or not) that may be considered illiquid before or after purchase due to issuer bankruptcy, delisting, thin or no trading, SEC guidance, or similar factors (other securities) may be determined to be liquid for purposes of complying with SEC limitations applicable to each Fund's investments in illiquid securities. In determining the liquidity of municipal lease obligations, Section 4(2) Commercial Paper, Rule 144A Securities, and other securities the Manager will, among other things, consider the following factors established by the Board of Directors: (1) the frequency of trades and quotes for the security, (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers, (3) the willingness of dealers to undertake to make a market in the security, and (4) the nature of the security and the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer. Additional factors considered by the Manager in determining the liquidity of a municipal lease obligation are: (1) whether the lease obligation is of a size that will be attractive to institutional investors, (2) whether the lease obligation contains a non-appropriation clause and the likelihood that the obligor will fail to make an appropriation therefor, and (3) such other factors as the Manager may determine to be relevant to such determination. In determining the liquidity of Demand Feature Securities, the Manager will evaluate the credit quality of the party (the Put Provider) issuing (or guaranteeing performance on) the put or demand feature of the Demand Feature Securities. In evaluating the credit quality of the Put Provider, the Manager will consider all factors that it deems indicative of the capacity of the Put Provider to meet its obligations under the Demand Feature Securities based upon a review of the Put Provider's outstanding debt and financial statements and general economic conditions.

ILLIQUID SECURITIES

Up to 15% of the California Bond Fund's net assets and up to 10% of the California Money Market Fund's net assets may be invested in securities that are illiquid. Illiquid securities are those securities which cannot be disposed of in the ordinary course of business, seven days or less, at approximately the same value at which the Fund has valued the securities. Lease obligations and certain put bonds subject to restrictions on transfer may be determined to be liquid in accordance with the guidelines established by the Funds' Board of Directors.

ADJUSTABLE-RATE SECURITIES

Each Fund's assets may be invested in adjustable-rate securities. Similar to variable-rate demand notes, the interest rate on such securities is adjusted periodically to reflect current market conditions. Generally, the security's yield is based on a U.S. dollar-based interest rate benchmark such as the London Interbank Offered Rate (LIBOR) or the BMA Municipal Swap Index Yield (BMA). These interest rates are adjusted at a given time, such as weekly or monthly or upon change in the interest rate benchmark. The yields are closely correlated to changes in money market interest rates. However, these securities do not offer the right to sell the security at face value prior to maturity.

VARIABLE-RATE DEMAND NOTES

Each Fund's assets may be invested in tax-exempt securities, which provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. The effective maturity for these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements. These interest rate adjustments can both raise and lower the income generated by such securities. These changes will have the same effect on the income earned by the Fund depending on the proportion of such securities held.

         In the case of the California Money Market Fund only, any variable rate instrument with a demand feature will be deemed to have a maturity equal to either the date on which the underlying principal amount may be recovered through demand or the next rate adjustment date consistent with applicable regulatory requirements.

ZERO COUPON BONDS

Each Fund's assets may be invested in zero coupon bonds. A zero coupon bond is a security that is sold at a deep discount from its face value, makes no periodic interest payments, and is redeemed at face value when it matures. The lump sum payment at maturity increases the price volatility of the zero coupon bond to changes in interest rates when compared to a bond that distributes a semiannual coupon payment. In calculating its dividend, each Fund records as income the daily amortization of the purchase discount.

SYNTHETIC INSTRUMENTS

Each Fund's assets may be invested in tender option bonds, bond receipts, and similar synthetic municipal instruments. A synthetic instrument is a security created by combining an intermediate or long-term municipal bond with a right to sell the instrument back to the remarketer or liquidity provider for repurchase on short notice. This right to sell is commonly referred to as a tender option. Usually, the tender option is backed by a conditional guarantee or letter of credit from a bank or other financial institution. Under its terms, the guarantee may expire if the municipality defaults on payments of interest or principal on the underlying bond, if the credit rating of the municipality is downgraded, or interest on the underlying bond loses its tax-exempt treatment. Synthetic instruments involve structural risks that could adversely affect the value of the instrument or could result in a Fund holding an instrument for a longer period of time than originally anticipated.

PUT BONDS

Each Fund may invest in tax-exempt securities (including securities with variable interest rates) that may be redeemed or sold back (put) to the issuer of the security or a third party prior to stated maturity (put bonds). Such securities will normally trade as if maturity is the earlier put date, even though stated maturity is longer. For the California Bond Fund, maturity for put bonds is deemed to be the date on which the put becomes exercisable. Generally, maturity for put bonds for the California Money Market Fund is determined as stated under Variable Rate Demand Notes.

LENDING OF SECURITIES

Each Fund may lend its securities in accordance with a lending policy that has been authorized by the Company's Board of Directors and implemented by the Manager. Securities may be loaned only to qualified broker-dealers or other institutional investors that have been determined to be creditworthy by the Manager. When borrowing securities from a Fund, the borrower will be required to maintain cash collateral with the Fund in an amount at least equal to the fair value of the borrowed securities. During the term of each loan, the Fund will be entitled to receive payments from the borrower equal to all interest and dividends paid on the securities during the term of the loan by the issuer of the securities. In addition, the Fund will invest the cash received as collateral in high-quality short-term instruments such as obligations of the U.S. government or of its agencies or instrumentalities or in repurchase agreements or shares of money market mutual funds, thereby earning additional income. Risks to a Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term instruments will be less than the amount of cash collateral required to be returned to the borrower.

         No loan of securities will be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of a Fund's total assets. The Fund may terminate a loan at any time.

REPURCHASE AGREEMENTS

Each Fund may invest up to 5% of its total assets in repurchase agreements. A repurchase agreement is a transaction in which a security is purchased with a simultaneous commitment to sell the security back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually not more than seven days from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the purchased security. A Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty. Thus, the obligation to the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by the underlying securities. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security. In these transactions, the securities purchased by a Fund will have a total value equal to or in excess of the amount of the repurchase obligation. If the seller defaults and the value of the underlying security declines, a Fund may incur a loss and may incur expenses in selling the collateral. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. Any investments in repurchase agreements will give rise to income which will not qualify as tax-exempt income when distributed by a Fund.

WHEN-ISSUED OR DELAYED-DELIVERY SECURITIES

Each Fund may invest in new issues of tax-exempt securities offered on a when-issued or delayed-delivery basis; that is, delivery of and payment for the securities take place after the date of the commitment to purchase, normally within 45 days. Both price and interest rate are fixed at the time of commitment. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the buyer enters into the commitment. A Fund may sell these securities before the settlement date if it is deemed advisable.

         Tax-exempt securities purchased on a when-issued or delayed-delivery basis are subject to changes in value in the same way as other debt securities held in a Fund's portfolio; that is, both generally experience appreciation when interest rates decline and depreciation when interest rates rise. The value of such securities will also be affected by the public's perception of the creditworthiness of the issuer and anticipated changes in the level of interest rates. Purchasing securities on a when-issued or delayed-delivery basis involves a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. To ensure that a Fund will be able to meet its obligation to pay for the when-issued or delayed-delivery securities at the time of settlement, the Fund will segregate cash or liquid securities at least equal to the amount of the when-issued or delayed-delivery commitments. The segregated securities are valued at market, and any necessary adjustments are made to keep the value of the cash and/or segregated securities at least equal to the amount of such commitments by the Fund. On the settlement date of the when-issued or delayed-delivery securities, the Fund will meet its obligations from then available cash, sale of segregated securities, sale of other securities, or from sale of the when-issued or delayed-delivery securities themselves (which may have a value greater or less than the Company's payment obligations).

MUNICIPAL LEASE OBLIGATIONS

Each Fund may invest in municipal lease obligations and certificates of participation in such obligations (collectively, lease obligations). A lease obligation does not constitute a general obligation of the municipality for which the municipality's taxing power is pledged, although the lease obligation is ordinarily backed by the municipality's covenant to budget for the payments due under the lease obligation.

         Certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease obligation payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. In evaluating a potential investment in such a lease obligation, the Manager will consider: (1) the credit quality of the obligor,
(2) whether the underlying property is essential to a governmental function, and
(3) whether the lease obligation contains covenants prohibiting the obligor from substituting similar property if the obligor fails to make appropriations for the lease obligation.

OTHER INVESTMENT COMPANIES

Each Fund may invest in securities issued by other investment companies that invest in eligible quality, short-term debt securities and seek to maintain a $1 NAV per share, I.E., "money market" funds. In addition, the California Bond Fund may invest in securities issued by other non-money market investment companies (including exchange-traded funds) that invest in the types of securities in which the Fund itself is permitted to invest. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears in connection with its own operations. Each Fund's investments in securities issued by other investment companies is subject to statutory limitations prescribed by the 1940 Act.

DERIVATIVES

The California Bond Fund may buy and sell certain types of derivatives, such as inverse floating rate securities, futures contracts, options on futures contracts, and swaps (each as described below) under circumstances in which such instruments are expected by the Manager to aid in achieving the Fund's investment objective. The Fund may also purchase instruments with characteristics of both futures and securities (E.G., debt instruments with interest and principal payments determined by reference to the value of a commodity or a currency at a future time) and which, therefore, possess the risks of both futures and securities investments.

         Derivatives, such as futures contracts, options on futures contracts, and swaps enable a Fund to take both "short" positions (positions which anticipate a decline in the market value of a particular asset or index) and "long" positions (positions which anticipate an increase in the market value of a particular asset or index). The Fund may also use strategies, which involve simultaneous short and long positions in response to specific market conditions, such as where the Manager anticipates unusually high or low market volatility.

         The Manager may enter into derivative positions for the Fund for either hedging or non-hedging purposes. The term hedging is applied to defensive strategies designed to protect the Fund from an expected decline in the market value of an asset or group of assets that the Fund owns (in the case of a short hedge) or to protect the Fund from an expected rise in the market value of an asset or group of assets which it intends to acquire in the future (in the case of a long or "anticipatory" hedge). Non-hedging strategies include strategies designed to produce incremental income or "speculative" strategies, which are undertaken to equitize the cash or cash equivalent portion of the Fund's portfolio or to profit from (i) an expected decline in the market value of an asset or group of assets which the Fund does not own or (ii) expected increases in the market value of an asset which it does not plan to acquire. Information about specific types of instruments is provided below.

INVERSE FLOATING RATE SECURITIES

We may invest up to 10% of the California Bond Fund's net assets in municipal securities whose coupons vary inversely with changes in short-term tax-exempt interest rates and thus are considered a leveraged investment in an underlying municipal bond (or securities with similar economic characteristics). In creating such a security, a municipality issues a certain amount of debt and pays a fixed interest rate. A portion of the debt is issued as variable rate short-term obligations, the interest rate of which is reset at short intervals, typically seven days or less. The other portion of the debt is issued as inverse floating rate obligations, the interest rate of which is calculated based on the difference between a multiple of (approximately two times) the interest paid by the issuer and the interest paid on the short-term obligation. These securities present special risks for two reasons: (1) if short-term interest rates rise
(fall), the income the Fund earns on the inverse floating rate security will fall (rise); and (2) if long-term interest rates rise (fall) the value of the inverse floating rate security will fall (rise) more than the value of the underlying bond because of the leveraged nature of the investment. The Fund will seek to buy these securities at attractive values and yields that more than compensate the Fund for the securities' price volatility.

FUTURES CONTRACTS

The California Bond Fund may use futures contracts to implement its investment strategy. Futures contracts are publicly traded contracts to buy or sell an underlying asset or group of assets, such as a currency or an index of securities, at a future time at a specified price. A contract to buy establishes a long position while a contract to sell establishes a short position.

         The purchase of a futures contract on a security or an index of securities normally enables a buyer to participate in the market movement of the underlying asset or index after paying a transaction charge and posting margin in an amount equal to a small percentage of the value of the underlying asset or index. The Fund will initially be required to deposit with the Company's custodian or the futures commission merchant effecting the futures transaction an amount of "initial margin" in cash or securities, as permitted under applicable regulatory policies.

         Initial margin in futures transactions is different from margin in securities transactions in that the former does not involve the borrowing of funds by the customer to finance the transaction. Rather, the initial margin is like a performance bond or good faith deposit on the contract. Subsequent payments (called "maintenance or variation margin") to and from the broker will be made on a daily basis as the price of the underlying asset fluctuates. This process is known as "marking to market." For example, when the Fund has taken a long position in a futures contract and the value of the underlying asset has risen, that position will have increased in value and the Fund will receive from the broker a maintenance margin payment equal to the increase in value of the underlying asset. Conversely, when the Fund has taken a long position in a futures contract and the value of the underlying instrument has declined, the position would be less valuable, and the Fund would be required to make a maintenance margin payment to the broker.

         At any time prior to expiration of the futures contract, the Fund may elect to close the position by taking an opposite position that will terminate the Fund's position in the futures contract. A final determination of maintenance margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain. While futures contracts with respect to securities do provide for the delivery and acceptance of such securities, such delivery and acceptance are seldom made.

COVER

Transactions using certain derivative instruments expose a Fund to an obligation to another party. A Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies or other options, futures contracts or forward contracts, or (2) cash or liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. Each Fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash or liquid assets in the prescribed amount as determined daily.

         Assets used as cover or held in an account cannot be sold while the position in the corresponding derivative instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Fund's assets to cover in accounts could impede portfolio management or a Fund's ability to meet redemption requests or other current obligations.

OPTIONS ON FUTURES CONTRACTS

The California Bond Fund may invest in options on futures contracts to implement its investment strategy. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option.

LIMITATIONS AND RISKS OF OPTIONS ON FUTURES AND FUTURES ACTIVITY

As noted above, the California Bond Fund may engage in both hedging and non-hedging strategies. Although effective hedging can generally capture the bulk of a desired risk adjustment, no hedge is completely effective. The Fund's ability to hedge effectively through transactions in futures and options depends on the degree to which price movements in the hedged asset correlate with price movements of the futures and options on futures.

         Non-hedging strategies typically involve special risks. The profitability of the Fund's non-hedging strategies will depend on the ability of the Manager to analyze both the applicable derivatives market and the market for the underlying asset or group of assets. Derivatives markets are often more volatile than corresponding securities markets and a relatively small change in the price of the underlying asset or group of assets can have a magnified effect upon the price of a related derivative instrument.

         Derivatives markets also are often less liquid than the market for the underlying asset or group of assets. Some positions in futures and options on futures may be closed out only on an exchange that provides a secondary market. There can be no assurance that a liquid secondary market will exist for any particular futures contract or option on futures at any specific time. Thus, it may not be possible to close such an option on futures or futures position prior to maturity. The inability to close options and futures positions also could have an adverse impact on the Fund's ability to effectively carry out its derivative strategies and might, in some cases, require the Fund to deposit cash to meet applicable margin requirements.

         Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

         If the Fund were unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

         Management of the Company has claimed an exclusion from the definition of "commodity pool operator" under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a commodity pool operator under that Act.

SWAP ARRANGEMENTS

The California Bond Fund may enter into various forms of swap arrangements with counterparties with respect to interest rates, currency rates or indices, including purchase or caps, floors and collars as described below. In an interest rate swap the Fund could agree for a specified period to pay a bank or investment banker the floating rate of interest on a so-called notional principal amount (I.E., an assumed figure selected by the parties for this purpose) in exchange for agreement by the bank or investment banker to pay the Fund a fixed rate of interest on the notional principal amount. In a currency swap the Fund would agree with the other party to exchange cash flows based on the relative differences in values of a notional amount of two (or more) currencies; in an index swap, the Fund would agree to exchange cash flows on a notional amount based on changes in the values of the selected indices. The purchase of a cap entitles the purchaser to receive payments from the seller on a notional amount to the extent that the selected index exceeds an agreed upon interest rate or amount whereas the purchase of a floor entitles the purchaser to receive such payments to the extent the selected index falls below an agreed upon interest rate or amount. A collar combines buying a cap and selling a floor.

         The California Bond Fund may enter into credit protection swap arrangements involving the sale by the Fund of a put option on a debt security, which is exercisable by the buyer upon certain events, such as a default by the referenced creditor on the underlying debt or a bankruptcy event of the creditor.

         Most swaps entered into by the Fund will be on a net basis. For example, in an interest rate swap, amounts generated by application of the fixed rate and floating rate to the notional principal amount would first offset one another, with the Fund either receiving or paying the difference between such amounts. In order to be in a position to meet any obligations resulting from swaps, the Fund will set up a segregated custodial account to hold liquid assets, including cash. For swaps entered into on a net basis, assets will be segregated having a daily NAV equal to any excess of the Fund's accrued obligations over the accrued obligations of the other party; for swaps on other than a net basis, assets will be segregated having a value equal to the total amount of the Fund's obligations. Collateral is treated as illiquid.

         These arrangements will be made primarily for hedging purposes, to preserve the return on an investment or on a portion of the Fund's portfolio. However, the Fund may, as noted above, enter into such arrangements for income purposes to the extent permitted by applicable law. In entering into a swap arrangement, the Fund is dependent upon the creditworthiness and good faith of the counterparty. The Fund will attempt to reduce the risk of nonperformance by the counterparty by dealing only with established, reputable institutions. The swap market is still relatively new and emerging; positions in swap contracts are generally illiquid and are not readily transferable to another counterparty. The use of interest rate swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Manager is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of the Fund would diminish compared with what it would have been if these investment techniques were not used. Moreover, even if the Manager is correct in its forecasts, there is a risk that the swap position may correlate imperfectly with the price of the asset or liability being hedged.

                             INVESTMENT RESTRICTIONS

The following investment restrictions have been adopted by the Company for each Fund. These restrictions may not be changed for any given Fund without approval by the lesser of (1) 67% or more of the voting securities present at a meeting of the Fund if more than 50% of the outstanding voting securities of the Fund are present or represented by proxy or (2) more than 50% of the Fund's outstanding voting securities. The investment restrictions of one Fund may be changed without affecting those of the other Fund.

Under the restrictions, each Fund may not:

    (1) borrow money, except for temporary or emergency purposes in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings);

    (2) pledge, mortgage, or hypothecate its assets to any extent greater than 10% of the value of its total assets;

    (3) purchase or retain securities of any issuer if any officer or Director of the Company or its Manager owns individually more than one-half of one percent (1/2%) of the securities of that issuer, and collectively the officers and Directors of the Company and Manager together own more than 5% of the securities of that issuer;

    (4) purchase any securities which would cause more than 25% of the value of that Fund's total assets at the time of such purchase to be invested in securities the interest upon which is derived from revenues or pro-jects with similar characteristics, such as toll road revenue bonds, housing revenue bonds, electric power project revenue bonds, or in industrial revenue bonds which are based, directly or indirectly, on the credit of private entities of any one industry; provided that the foregoing limitation does not apply with respect to investments in U.S. Treasury Bills, other obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities, and, in the case of the California Money Market Fund, certificates of deposit and banker's acceptances of domestic banks;

    (5)  invest in issuers for the purpose of exercising control or management;

    (6)  issue senior securities, except as permitted under the 1940 Act.

    (7) underwrite securities of other issuers, except to the extent that it may be deemed to act as a statutory under writer in the distribution of any restricted securities or not readily marketable securities;

    (8) purchase or sell real estate, but this shall not prevent investments in tax-exempt securities secured by real estate or interests therein;

    (9) lend any securities or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that this limitation does not apply to purchases of debt securities or to repurchase agreements;

    (10) purchase on margin or sell short; for purposes of this restriction the deposit or payment of initial or variation margin in connection with financial futures contracts or related options will not be deemed to be a purchase of securities on margin by a Fund;

    (11) purchase or sell commodities, except that the California Bond Fund may invest in financial futures contracts options thereon, and other similar instruments.

    (12) invest in put, call, straddle, or spread options or interests in oil, gas, or other mineral exploration or development programs, except that a Fund may write covered call options and purchase put options.

         Additionally, during normal market conditions, at least 80% of each Fund's annual income will be excludable from gross income for federal income tax purposes and the shares will also be exempt from the California personal income taxes; each Fund's net assets will consist of California tax-exempt securities.

ADDITIONAL RESTRICTIONS

The following restrictions are not considered to be fundamental policies of the Funds. The Board of Directors may change these additional restrictions without notice to or approval by the shareholders.

Neither Fund will:

  (1)     invest more than 15% (10% with respect to the California  Money Market
          Fund) of the value of its net assets in illiquid securities, including repurchase agreements maturing in more than seven days; or

  (2) purchase any security while borrowings representing more than 5% of the Fund's total assets are outstanding.

                           SPECIAL RISK CONSIDERATIONS

The following information is a brief summary of factors affecting the economy of the state of California and does not purport to be a complete description of such factors. Other factors will affect issuers. The summary is based primarily upon one or more publicly available offering statements relating to debt offerings of the state of California, the latest of which is dated March 30, 2005, however, it has not been updated since that time. The Sponsor has not independently verified the information. The creditworthiness of obligations issued by local California issuers may be unrelated to the creditworthiness of obligations issued by the state of California, and there is no responsibility on the part of the state of California to make payments on such local obligations.

GENERAL ECONOMIC CONDITIONS

The economy of the state of California (sometimes referred to herein as the "State") is the largest among the 50 states and one of the largest in the world. This diversified economy has major components in high technology, trade, entertainment, agriculture, tourism, construction, and services. Some of the State's significant industries are sensitive to trade disruptions in their export markets and the State's rate of economic growth, therefore, could be adversely affected by any such disruption.

         A significant downturn in U.S. stock market prices could adversely affect California's economy by reducing household spending and business investment, particularly in the important high technology sector. Moreover, a large and increasing share of the State's General Fund revenue in the form of income and capital gains taxes is directly related to, and can be adversely affected by, a significant downturn in the performance of the stock markets. For example, the State estimated that stock market related personal income tax revenue declined from $17.6 billion in fiscal year 2000-01 to $5.2 billion in 2002-03.

         Since early 2001, the State has faced severe financial challenges, which may continue for several years. The State experienced an economic recession in 2001 and a sluggish recovery in 2002 and 2003; weakened exports and most particularly, large stock market declines. These adverse fiscal and economic factors resulted in a serious erosion of General Fund tax revenues. The three largest General Fund tax sources (personal income, sales and use, and corporate taxes) totaled $72.8 billion in fiscal year 2000-01, $59.7 billion in 2001-02, $61.9 billion in 2002-03, and $67.2 billion in 2003-04. As of January
2005, such sources are projected to be $73.4 billion in 2004-05, and $78.9 billion in 2005-06.

         It is impossible to predict the time, magnitude or location of a major earthquake or its effect on the California economy. In January 1994, a major earthquake struck the Los Angeles area, causing significant damage in a four county area. The possibility exists that another such earthquake could create a major dislocation of the California economy and significantly affect State and local governmental budgets.

STATE BUDGET

         PRIOR YEARS' FINANCIAL RESULTS. Following a severe recession beginning in 1990, the State's financial condition improved markedly during the fiscal years starting in 1995-96, due to a combination of better than expected revenues, a slowdown in growth of social welfare programs, and continued spending restraint based on actions taken in earlier years. The State's cash position also improved, and no external deficit borrowing occurred during the five fiscal years prior to 2001-02. In 2001-02, revenues dropped by an unprecedented amount compared to the prior year. Revenues from the three largest tax sources were $59.7 billion, a drop of over $13 billion from 2000-01, the vast bulk of which was attributable to reduced personal income taxes from stock option and capital gains activity. Consequently, the Department of Finance estimates that, on a budgetary basis, the General Fund had a $2.1 billion deficit at June 30, 2002.

         2002 BUDGET ACT. The 2002 Budget Act initially forecast $79.2 billion in General Fund revenues and transfers and $76.7 billion in expenditures. These revenue estimates proved to be substantially overstated, as expected economic recovery did not occur. Despite mid-year budget adjustment legislation totaling about $10.4 billion in spending reductions, deferrals and funding transfers, the State's fiscal condition continued to deteriorate and it ended fiscal year 2002-03 with a $7.5 billion negative fund balance.

         2003 BUDGET ACT. The 2003 Budget Act forecasted $73.4 billion in General Fund revenues and transfers and $71.1 billion in expenditures. However, the budget assumed the issuance of $10.7 billion in fiscal recovery bonds as part of its revenues and transfers forecast.

         In November 2003, the Governor of the State, Gray Davis, was recalled and replaced by Arnold Schwarzenegger, who proposed an alternative economic recovery bond measure to address the budget deficit. In March 2004, California voters approved both the issuance of up to $15 billion in economic recovery bonds and a related balanced budget amendment described under "Economic Recovery Bonds" below.

         According to the 2004 Budget Act, revenues and transfers for 2003-04 were estimated to be $74.6 billion with $75.6 billion in expenditures. As a result of the sale of the economic recovery bonds and the use of the deficit recovery fund (see below), California ended the fiscal year with a reserve of $1.7 billion.

         2004 BUDGET ACT. The 2004 Budget Act forecasted $77.3 billion in General Fund revenues and transfers and $80.7 billion in expenditures. The June 30, 2005 reserve is now projected to be $784 million.

         In a September 2004 report, the Legislative Analyst's Office (LAO) concluded that while the 2004 Budget Act "includes significant ongoing savings" and "makes some progress toward resolving the State's ongoing structural budget shortfall," the 2004 Budget Act, like the 2002 Budget Act and 2003 Budget Act, contains a "significant number of one-time or limited-term solutions" and "obligates additional spending in future years." The LAO stated that a combination of these factors will likely add to the projected shortfall contained in the LAO May Report, and "that substantial additional actions will be needed to bring future budgets into balance."

         One-time savings measures contained in the 2004 Budget Act and highlighted in the LAO September Report include, among others, the use of approximately $2 billion in economic recovery bonds authorized by Proposition 57, the proposed issuance of $929 million in pension obligation bonds, the deferral of $1.2 billion in Proposition 42 transportation spending, the postponement of approximately $200 million of local government mandate payments, and the diversion of property tax revenue from local governments ($1.3 billion for each of fiscal years 2004-05 and 2005-06). The out-year spending highlighted by the LAO September Report includes the repayment of $1.3 billion of vehicle license fee "gap" loan to local governments due in fiscal year 2006-07, as well as the repayment of Proposition 98 deferrals and certain transportation loans.

         The LAO updated its projections in a November 2004 report to project an imbalance of about $6.7 billion between revenues and expenditures for the fiscal year 2005-06 budget, and projecting a shortfall of nearly $10 billion in fiscal year 2006-07 under the then current-law spending and revenue policies, absent corrective actions. The LAO further stated that, given the size and persistence of this structural budget shortfall, even in the face of an expanding economy and strengthening revenues, "it is unlikely that California will be able to simply `grow its way of this shortfall.'"

         According to the 2005-06 Governor's Budget, as of January 2005, General Fund revenues and transfers for fiscal year 2004-05 are projected to be $78.2 billion while expenditures are projected to be $82.3 billion.

         2005-06 BUDGET. The 2005-06 Governor's Budget, released in January 2005, reported that, in the absence of corrective actions to change existing policies, operating deficits, estimated at $9.1 billion for 2005-06, would continue to be incurred. This budget projected General Fund revenues for 2005-06 of $85.5 billion, an increase of $5.3 billion compared with revised estimates for 2004-05. General Fund expenditures were projected at $85.7 billion, an increase of $3.4 billion compared with revised estimates for 2003-04. The budget projects to end fiscal year 2005-06 with a $500 million reserve.

         The 2005-06 Budget includes $7.0 billion in program reductions and related cost savings in 2005-06. In addition, the budget proposes the issuance of an additional $1.7 billion in economic recovery bonds and a variety of proposals to increase tax revenues by $409 million without tax increases.

         The 2005-06 Budget also proposes several major budget reforms, including modifying Proposition 98 (the State's minimum funding requirement for education), imposing across-the-board budget reductions in the event of fiscal imbalance, consolidating certain outstanding obligations, terminating the State's right to suspend the automatic transfer of gas tax revenues to special transportation funds, prohibiting the borrowing of special funds to cover General Fund imbalances and terminating the State's and local government's sponsorship of defined benefit retirement plans. In early April 2005, the Governor announced that he would not seek, before June 2006, to terminate the State's and local government's sponsorship of defined benefit retirement plans.

         The issuance of additional debt, the proposed spending cuts and the major budget reforms are controversial and there can be no assurance that they will eventually be approved by voters or enacted by the Legislature.

         In a February 2005 report, the LAO projected that revenues would exceed the 2005-06 Governor's Budget forecast by $1.4 billion in 2004-05 and by $800 million in 2005-06. Based on these increased revenue projections, and assuming all the Governor's budget proposals are adopted and nearly all the savings are realized, the LAO projected that the State would end 2005-06 with a general reserve of $2.9 billion ($2.4 billion more than that assumed in the budget estimate).

         The LAO warned that some of the savings in the budget are subject to considerable risk, including the assumed sale of $765 million in pension obligation bonds, which is subject to court challenge, $408 million in public employee compensation savings which are dependent on collective bargaining negotiations, and savings from unallocated reductions in state operations in most program areas. The LAO also highlighted other factors that would perpetuate the State's structural deficit, such as the use of $1.7 billion of economic recover bond proceeds and the end, in fiscal year 2006-07, of the two year diversion of local property taxes under Senate Amendment No. 4. (see below). In the report, the LAO continued to warn of budget shortfalls in the range of $4 to $4.5 billion, assuming all the Governor's proposals (or alternative proposals of equal magnitude) are adopted, or of budget deficits in the range of twice that magnitude if such proposals are not adopted.

CONSTRAINTS ON THE BUDGET PROCESS

         Approved in March 2004 with the State's economic recovery bonds, Proposition 58 requires the State to enact a balanced budget, establish a special reserve in the General Fund and restricts future borrowing to cover budget deficits. As a result of the provisions requiring the enactment of a balanced budget and restricting borrowing, the State would, in some cases, have to take more immediate actions to correct budgetary shortfalls. Beginning with the budget for fiscal year 2004-05, Proposition 58 requires the Legislature to pass a balanced budget and provides for mid-year adjustments in the event that the budget falls out of balance. The balanced budget determination is made by subtracting expenditures from all available resources, including prior-year balances.

         If the Governor determines that the State is facing substantial revenue shortfalls or spending deficiencies, the Governor is authorized to declare a fiscal emergency. He or she would then be required to propose legislation to address the emergency, and call the Legislature into special session for that purpose. If the Legislature fails to pass and send to the Governor legislation to address the budget fiscal emergency within 45 days, the Legislature would be prohibited from (a) acting on any other bills, or (b) adjourning in joint recess until such legislation is passed.

         Proposition 58 also requires that a special reserve (the Budget Stabilization Account) be established in the State's General Fund. Beginning with fiscal year 2006-07, a specified portion of estimated annual General Fund revenues would be transferred by the Controller into the Budget Stabilization Account no later than September 30 of each fiscal year. These transfers would continue until the balance in the Budget Stabilization Account reaches $8 billion or 5 percent of the estimated General Fund revenues for that fiscal year, whichever is greater. The annual transfer requirement would be in effect whenever the balance falls below the $8 billion or 5 percent target. The annual transfers could be suspended or reduced for a fiscal year by an executive order issued by the Governor no later than June 1 of the preceding fiscal year.

         Proposition 58 will also prohibit certain future borrowing to cover budget deficits. This restriction applies to general obligation bonds, revenue bonds, and certain other forms of long-term borrowing. The restriction does not apply to certain other types of borrowing, such as (a) short-term borrowing to cover cash shortfalls in the General Fund (including revenue anticipation notes or revenue anticipation warrants currently used by the State), or (b) inter-fund borrowings.

         FUTURE BUDGETS. It cannot be predicted what actions will be taken in the future by the State Legislature and the Governor to deal with changing State revenues and expenditures. The State budget will be affected by national and State economic conditions and other factors.

STATE INDEBTEDNESS

GENERAL OBLIGATION BONDS. As of March 1, 2005, the State had approximately $47.3 billion aggregate amount of its general obligation bonds outstanding. General obligation bond authorizations in an aggregate amount of approximately $35.9 billion remained unissued as of that date.

         Initiative measures to issue $3 billion in bonds (California Stem Cell Research and Cures Act) and to issue $750 million in bonds (Children's Hospital Projects Bond Act) were approved by the voters in the November 2004 election.

         The Legislature has approved approximately $600 million of new bond authorization, the California Reading and Literacy Improvement and Public Library Construction and Renovation Bond Act of 2006, to be placed on the June 2006 primary election ballot. A $9.95 billion bond measure for high speed rail projects has been placed on the November 2006 general election ballot.
Additional bond proposals may also be added to the 2006 primary or general election ballots.

         RATINGS. As of May 9, 2005, the State's general obligation bonds were rated A3 by Moody's, A by Standard & Poor's, and A-by Fitch Ratings. In September 2004, Fitch Ratings raised California's general obligation bond rating to A-from BBB, citing the State's financial improvement with the successful issuance of economic recovery bonds, improving economic indicators, and revenues matching estimates. In August 2004, Standard & Poor's raised its rating to A from BBB citing the easing of immediate liquidity pressure on the State following the sale of the economic recovery bonds and the State's recent economic improvement. Standard & Poor's factored into the rating, however, the continued structural deficit between ongoing revenues and expenditures, coupled with future fiscal pressure due to promises made to substantially increase funding for local governments, schools, and state higher education institutions in fiscal 2007. In May 2004, Moody's upgraded its rating from BAA1 to A3 and stated that the upgrade reflected a now-established trend of recovery in the State's economy and tax revenues, as well as an improved state budgetary and liquidity outlook. It is not presently possible to determine whether, or the extent to which, Moody's, S&P, or Fitch Ratings will change such ratings in the future. It should be noted that the creditworthiness of obligations issued by local California issuers may be unrelated to the creditworthiness of obligations issued by the State, and there is no obligation on the part of the State to make payment on such local obligations in the event of default.

         ECONOMIC RECOVERY BONDS. The California Economic Recovery Bond Act ("Proposition 57") was approved by voters in March 2004. Proposition 57 authorized the issuance of up to $15 billion in economic recovery bonds to finance the negative General Fund reserve balance as of June 30, 2004, and other General Fund obligations undertaken prior to June 30, 2004.

         In May and June 2004, the State issued $10.9 billion of economic recovery bonds, which resulted (due to the sale of bonds at a premium) in the deposit of net proceeds in the General Fund of approximately $11.3 billion. The Governor has proposed issuing an additional $1.7 billion to fund the deficit in 2005-06. The State may issue the remainder of authorized economic recovery bonds in future fiscal years.

         Repayment of the economic recovery bonds is secured by a pledge of revenues from a one-quarter cent increase in the State's sales and use tax starting July 1, 2004. Fifty percent, or up to $5 billion of future deposits in the reserve fund created by the Balanced Budget Amendment approved by Proposition 58, may be used to repay the economic recovery bonds. In addition, as voter-approved general obligation bonds, the economic recovery bonds is secured by the State's full faith and credit in the event the dedicated revenue is insufficient to repay the bonds.

         COMMERCIAL PAPER PROGRAM. Pursuant to the terms of the bank credit agreement presently in effect supporting the general obligation commercial paper program, not more than $1.5 billion in general obligation commercial paper notes may be outstanding at any time. This amount may be increased or decreased in the future. As of March 1, 2005, the finance committees had authorized the issuance of up to approximately $19.3 billion of commercial paper notes; as of that date approximately $19 million aggregate principal amount of general obligation commercial paper notes was outstanding.

         LEASE-PURCHASE DEBT. In addition to general obligation bonds, the State builds and acquires capital facilities through the use of lease-purchase borrowing. As of March 1, 2005, the State had approximately $7.2 billion of outstanding lease purchase debt.

         NON-RECOURSE DEBT. Certain State agencies and authorities issue revenue obligations for which the General Fund has no liability. Revenue bonds represent obligations payable from State revenue-producing enterprises and projects, which are not payable for the General Fund, and conduit obligations payable only from revenues paid by private users of facilities financed by the revenue bonds. State agencies and authorities had $41.5 billion aggregate principal amount of revenue bonds and notes which are non-recourse to the General Fund outstanding as of December 31, 2004.

         CASH FLOW BORROWINGS. As part of its cash management program, the State has regularly issued short-term obligations to meet cash flow needs. In late September 2004, the State began issuing up to $6 billion principal amount of Revenue Anticipation Notes, which will become due on June 30, 2005. These notes were issued to fund, in part, the State's cash flow management needs for the 2004-05 fiscal year.

         REPAYMENT OF ENERGY LOANS. The Department of Water Resources of the State ("DWR") borrowed money from the General Fund for DWR's power supply program between January and June 2001. DWR has issued approximately $11.25 billion in revenue bonds in several series and in the fall of 2002 used the net proceeds of the revenue bonds to repay outstanding loans from banks and commercial lenders in the amount of approximately $3.5 billion and a loan from the General Fund in the amount of $6.1 billion plus accrued interest of approximately $500 million. Issuance of the DWR revenue bonds had been delayed since mid-2001 by a number of factors, including administrative and legal challenges.

         The loans from the General Fund and the banks and commercial lenders financed DWR's power supply program costs during 2001 that exceeded DWR's revenues from the sale of electricity. The general purpose of the power supply program has been to provide to customers of the three major investor-owned electric utilities in the State (the "IOUs") the portion of their power not provided by the IOUs. The power supply program has become self-supporting and no additional loans from the General Fund are authorized. As of January 1, 2003, the DWR's authority to enter into new power purchase contracts terminated, and the IOUs resumed responsibility for obtaining electricity for their customers.

         The primary source of money to pay debt service on the DWR revenue bonds will be revenues derived from customers of the IOUs resulting from charges set by the California Public Utilities Commission. The DWR revenue bonds are not a debt or liability of the State or directly or indirectly or contingently obligate the State to levy or to pledge any form of taxation whatever therefor or to make any appropriation for their payment.

         Enhanced Tobacco Settlement Revenue Bonds. In 1998, the State (together with 45 other states and certain U.S. jurisdictions) signed a settlement agreement with the four major cigarette manufacturers. The State agreed to drop its lawsuit and not to sue in the future for monetary damages. Tobacco manufacturers agreed to billions of dollars in payments and restrictions on marketing activities. Under the settlement, the companies agreed to pay California governments approximately $25 billion (subject to adjustments) over a period of 25 years. Payments continue in perpetuity, with current projections of $1.2 billion in 2025, steadily increasing each year to $1.6 billion in 2045. Under a separate Memorandum of Understanding, half of the money will be paid to the State and half to local governments (all counties and the cities of San Diego, Los Angeles, San Francisco and San Jose).

         An initial sale of 57.6% of the State's tobacco settlement revenues from July 1, 2003, onward, producing $2.5 billion in revenue was completed in January 2003. A second sale of the remaining amount, which produced $2.3 billion in revenue, was completed in September 2003. The 2003 Budget Act authorizes the Director of Finance to make allocations with legislative notification if tobacco settlement revenues are insufficient to cover the cost of the tobacco securitization program. The Legislature is not obligated to make any such requested appropriation in the future.

         Tobacco settlement revenue bonds are neither general nor legal obligations of the State or any of its political subdivisions and neither the faith and credit nor the taxing power nor any other assets or revenues of the State or of any political subdivision is or shall be pledged to the payment of any such bonds.

LOCAL GOVERNMENT

The primary units of local government in California are the counties, ranging in population from 1,200 (Alpine) to approximately 10 million (Los Angeles). Counties are responsible for the provision of many basic services, including indigent healthcare, welfare, courts, jails and public safety in unincorporated areas. There are also about 478 incorporated cities and thousands of other special districts formed for education, utility and other services. The fiscal condition of local governments has been constrained since the enactment of "Proposition 13" in 1978 and later constitutional amendments, which reduced and limited the future growth of property taxes and limited the ability of local governments to impose "special taxes" (those devoted to a specific purpose) without two-thirds voter approval. Counties, in particular, have had fewer options to raise revenues than many other local government entities, and have been required to maintain many services. Proposition 218, another initiative constitutional amendment enacted in 1996, further limited the ability of local governments to impose or raise various taxes, fees, charges and assessments without voter approval. Counties, in particular, have had fewer options to raise revenues than many other local government entities, and have been required to maintain many services.

         Some local governments in California have experienced notable financial difficulties, including Los Angeles County and Orange County, and there is no assurance that any California issuer will make full or timely payments of principal or interest or remain solvent.

         According to the State, the 2004 Budget Act, related legislation and the enactment of Senate Constitutional Amendment No. 4 (described below) will dramatically change the State-local fiscal relationship. These constitutional and statutory changes implement an agreement negotiated between the Governor and local governments officials (the "State-local agreement") in connection with the 2004 Budget Act. One change relates to the reduction of the vehicle license fee ("VLF") rate from 2 percent to 0.65 percent of the market value of the vehicle. In order to protect local governments, the reduction in VLF revenue to cities and counties from this rate change will be replaced by an increase in the amount of property tax they receive. Under the State-local agreement and implementing legislation, for fiscal years 2004-05 and 2005-06 only, the replacement property taxes that cities and counties receive will be reduced by $700 million. In future years, local governments will receive the full value of the VLF revenue. Also for these two fiscal years, redevelopment agencies will be required to shift $250 million, and special districts to shift $350 million, in property tax revenues they would otherwise receive to schools.

         As part of the State-local agreement, Senate Constitutional Amendment No. 4 was enacted by the Legislature and subsequently approved by the voters at the November 2004 election. Senate Constitutional Amendment No. 4 amends the State Constitution to, among other things, reduce the Legislature's authority over local government revenue sources by placing restrictions on the State's access to local governments' property, sales, and vehicle license fee revenues as of November 3, 2004. Beginning with fiscal year 2008-09, the State will be able to borrow up to 8 percent of local property tax revenues, but only if the Governor proclaims such action is necessary due to a severe State fiscal hardship, two-thirds of both houses of the Legislature approves the borrowing and the amount borrowed is required to be paid back within three years. The State also will not be able to borrow from local property tax revenues for more than 2 fiscal years within a period of 10 fiscal years. In addition, the State cannot reduce the local sales tax rate or restrict the authority of the local governments to impose or change the distribution of the statewide local sales tax.

         Senate Constitutional Amendment No. 4 also prohibits the State from mandating activities on cities, counties or special districts without providing for the funding needed to comply with the mandates. Beginning in fiscal year 2005-06, if the State does not provide funding for the activity that has been determined to be mandated, the requirement on cities, counties or special districts to abide by the mandate would be suspended. In addition, Senate Constitutional Amendment No. 4 expands the definition of what constitutes a mandate to encompass State action that transfers to cities, counties and special districts financial responsibility for a required program for which the State previously had partial or complete responsibility. The State mandate provisions of Senate Constitutional Amendment No. 4 do not apply to schools or community colleges or to mandates relating to employee rights.

CONSTITUTIONAL AND STATUTORY LIMITATIONS; RECENT INITIATIVES; PENDING
LEGISLATION

         The State is  subject  to an annual  appropriations  limit  imposed  by
Article XIII B of the State Constitution (the "Appropriations Limit"). The Appropriations Limit does not restrict appropriations to pay debt service on voter-authorized bonds.

         Article XIII B prohibits the State from spending "appropriations subject to limitation" in excess of the Appropriations Limit. "Appropriations subject to limitation," with respect to the State, are authorizations to spend "proceeds of taxes," which consist of tax revenues, and certain other funds, including proceeds from regulatory licenses, user charges or other fees to the extent that such proceeds exceed "the cost reasonably borne by that entity in providing the regulation, product or service," but "proceeds of taxes" exclude most state subventions to local governments, tax refunds and some benefit payments such as unemployment insurance. No limit is imposed on appropriations of funds which are not "proceeds of taxes," such as reasonable user charges or fees and certain other non-tax funds. There are various types of appropriations excluded from the Appropriations Limit.

         The State's Appropriations Limit in each year is based on the Limit for the prior year, adjusted annually for changes in state per capita personal income and changes in population, and adjusted, when applicable, for any transfer of financial responsibility of providing services to or from another unit of government or any transfer of the financial source for the provisions of services from tax proceeds to non-tax proceeds.

         The Legislature has enacted legislation to implement Article XIII B which defines certain terms used in Article XIII B and sets forth the methods for determining the Appropriations Limit. California Government code Section 7912 requires an estimate of the Appropriations Limit to be included in the Governor's Budget, and thereafter to be subject to the budget process and established in the Budget Act.

         In 1988, voters approved Proposition 98, a combined initiative constitutional amendment and statute called the "Classroom Instructional Improvement and Accountability Act." Proposition 98 changed State funding of public education below the university level and the operation of the State appropriations funding, primarily by guaranteeing K-14 schools a minimum share of General Fund revenues. Proposition 98 permits the Legislature by two-thirds vote of both houses, with the Governor's concurrence, to suspend the K-14 schools' minimum funding formula for a one-year period. Proposition 98 also contains provisions transferring certain State tax revenues in excess of the
Article XIII B limit to K-14 schools.

         Because of the complexities of Article XIII B, the ambiguities and possible inconsistencies in its terms, the applicability of its exceptions and exemptions and the impossibility of predicting future appropriations, the Sponsor cannot predict the impact of this or related legislation on the Bonds in the portfolio.

         Other Constitutional amendments affecting State and local taxes and appropriations have been proposed from time to time. If any such initiatives are adopted, the State could be pressured to provide additional financial assistance to local Governments or appropriate revenues as mandated by such initiatives. Propositions such as Proposition 98 and others that may be adopted in the future, may place increasing pressure on the State's budget over future years, potentially reducing resources available for other State programs, especially to the extent the Article XIII B spending limit would restrain the State's ability to fund such other programs by raising taxes.

         FUTURE INITIATIVES. Articles XIII A, XIII B, XIII C and XIII D were each adopted as measures that qualified for the ballot pursuant to the State's initiative process. From time to time, other initiative measures could be adopted that could effect revenues of the State or public agencies within the State.

PENDING LITIGATION

The state of California is a party to numerous legal proceedings, many of which normally occur in governmental operations. In addition, the State is involved in certain other legal proceedings that, if decided against the State might require the State to make significant future expenditures or impair future revenue sources. Because of the prospective nature of these proceedings, it is not presently possible to predict the outcome of such litigation or estimate the potential impact on the ability of the State to pay debt service costs on its obligations.

                             PORTFOLIO TRANSACTIONS

The Manager, pursuant to the Advisory Agreement, and subject to the general control of the Company's Board of Directors, places all orders for the purchase and sale of Fund securities. Purchases of Fund securities are made either directly from the issuer or from dealers who deal in tax-exempt securities. The Manager may sell Fund securities prior to maturity if circumstances warrant and if it believes such disposition is advisable. In connection with portfolio transactions for the Company, the Manager seeks to obtain the best available net price and most favorable execution for its orders.

         The Manager has no agreement or commitment to place transactions with any broker-dealer and no regular formula is used to allocate orders to any broker-dealer. However, the Manager may place security orders with brokers or dealers who furnish research and brokerage services to the Manager as long as there is no sacrifice in obtaining the best overall terms available. Payment for such services would be generated through underwriting concessions from purchases of new issue fixed income securities. Such research and brokerage services may include, for example: advice concerning the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or the purchasers or sellers of securities; analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and performance of accounts; and various functions incidental to effecting securities transactions, such as clearance and settlement. These research services may also include access to research on third party databases, such as historical data on companies, financial statements, earnings history and estimates, and corporate releases; real-time quotes and financial news; research on specific fixed income securities; research on international market news and securities; and rating services on companies and industries. Thus, the Manager may be able to supplement its own information and to consider the views and information of other research organizations in arriving at its investment decisions. If such information is received and it is in fact useful to the Manager, it may tend to reduce the Manager's costs.

         The Manager continuously reviews the performance of the broker-dealers with whom it places orders for transactions. In evaluating the performance of the brokers and dealers, the Manager considers whether the broker-dealer has generally provided the Manager with the best overall terms available, which includes obtaining the best available price and most favorable execution. The receipt of research from broker-dealers that execute transactions on behalf of the Company may be useful to the Manager in rendering investment management services to other clients (including affiliates of the Manager), and conversely, such research provided by broker-dealers who have executed transaction orders on behalf of other clients may be useful to the Manager in carrying out its obligations to the Company. While such research is available to and may be used by the Manager in providing investment advice to all its clients (including affiliates of the Manager), not all of such research may be used by the Manager for the benefit of the Company. Such research and services will be in addition to and not in lieu of research and services provided by the Manager, and the expenses of the Manager will not necessarily be reduced by the receipt of such supplemental research. SEE THE COMPANY'S MANAGER.

         Securities of the same issuer may be purchased, held, or sold at the same time by the Company for any or all of its Funds, or other accounts or companies for which the Manager acts as the investment adviser (including affiliates of the Manager). On occasions when the Manager deems the purchase or sale of a security to be in the best interest of the Company, as well as the Manager's other clients, the Manager, to the extent permitted by applicable laws and regulations, may aggregate such securities to be sold or purchased for the Company with those to be sold or purchased for other customers in order to obtain best execution and lower brokerage commissions, if any. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Manager in the manner it considers to be most equitable and consistent with its fiduciary obligations to all such customers, including the Company. In some instances, this procedure may affect the price and size of the position obtainable for the Company.

         The tax-exempt securities market is typically a "dealer" market in which investment dealers buy and sell bonds for their own accounts, rather than for customers, and although the price may reflect a dealer's mark-up or mark-down, the Company pays no brokerage commissions as such. In addition, some securities may be purchased directly from issuers.

         The Manager directed a portion of the California Bond Funds' transactions to certain broker-dealers that provided the Manager with research, analysis, advice, and similar services. For the fiscal year ended March 31, 2005, such transactions and related underwriting concessions amounted to the following:

       FUND              TRANSACTION AMOUNT      UNDERWRITING CONCESSIONS

   California Bond          $ 8,947,068                 $ 39,375

PORTFOLIO TURNOVER RATES

The portfolio turnover rate is computed by dividing the dollar amount of securities purchased or sold (whichever is smaller) by the average value of securities owned during the year.

         The rate of portfolio turnover will not be a limiting factor when the Manager deems changes in the California Bond Fund's portfolio appropriate in view of its investment objective. For example, securities may be sold in anticipation of a rise in interest rates (market decline) or purchased in anticipation of a decline in interest rates (market rise) and later sold. In addition, a security may be sold and another security of comparable quality may be purchased at approximately the same time in order to take advantage of what the Fund believes to be a temporary disparity in the normal yield relationship between the two securities. These yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for or supply of various types of tax-exempt securities. The California Bond Fund may purchase or sell securities solely to achieve short-term trading profits. These activities may increase the portfolio turnover rate for the Fund, which may result in the Fund incurring higher brokerage costs and realizing more taxable gains that would otherwise be the case in the absence of such activities.

         For the last two fiscal years ended March 31, the California Bond Fund's portfolio turnover rates were as follows:

                  2004. . . . . . 20.71%       2005 . . . . . .13.61%

         Portfolio turnover rates have been calculated excluding short-term variable rate securities, which are those with put date intervals of less than one year.

                     FUND HISTORY AND DESCRIPTION OF SHARES

The Funds are series of the Company and are diversified. The Company is an open-end management investment company incorporated under the laws of the state of Maryland on November 16, 1981. The Company is authorized to issue shares in separate series or funds. There are ten mutual funds in the Company, two of which are described in this SAI. Under the Articles of Incorporation, the Board of Directors is authorized to create new portfolios in addition to those already existing without shareholder approval. The Company began offering shares of the California Bond and the California Money Market Funds in August 1989.

         Each Fund's assets and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, are specifically allocated to such Fund. They constitute the underlying assets of each Fund, are required to be segregated on the books of account, and are to be charged with the expenses of such Fund. Any general expenses of the Company not readily identifiable as belonging to a particular Fund are allocated on the basis of the Funds' relative net assets during the fiscal year or in such other manner as the Directors determine to be fair and equitable. Each share of each Fund represents an equal proportionate interest in that Fund with every other share and is entitled to dividends and distributions out of the net income and capital gains belonging to that Fund when declared by the Board. Upon liquidation of that Fund, shareholders are entitled to share pro rata in the net assets belonging to such Fund available for distribution.

         Under the provisions of the Bylaws of the Company, no annual meeting of shareholders is required. Thus, there will ordinarily be no shareholder meeting unless required by the 1940 Act. Under certain circumstances, however, shareholders may apply to the Directors for shareholder information to obtain signatures to request a special shareholder meeting. The Company may fill vacancies on the Board or appoint new Directors if the result is that at least two-thirds of the Directors have still been elected by shareholders. Moreover, pursuant to the Bylaws of the Company, any Director may be removed by the affirmative vote of a majority of the outstanding Company shares; and holders of 10% or more of the outstanding shares of the Company can require Directors to call a meeting of shareholders for the purpose of voting on the removal of one or more Directors. The Company will assist in communicating to other shareholders about the meeting. On any matter submitted to the shareholders, the holder of each Fund share is entitled to one vote per share (with proportionate voting for fractional shares) regardless of the relative NAV of the Funds' shares. However, on matters affecting an individual Fund a separate vote of the shareholders of that Fund is required. Shareholders of a Fund are not entitled to vote on any matter that does not affect that Fund but which requires a separate vote of another Fund. Shares do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Directors can elect 100% of the Company's Board of Directors, and the holders of less than 50% of the shares voting for the election of Directors will not be able to elect any person as a Director.

         Shareholders of a particular Fund might have the power to elect all of the Directors of the Company because that Fund has a majority of the total outstanding shares of the Company. When issued, each Fund's shares are fully paid and nonassessable, have no pre-emptive or subscription rights, and are fully transferable. There are no conversion rights.

                    CERTAIN FEDERAL INCOME TAX CONSIDERATIONS

TAXATION OF THE FUNDS

Each Fund, which is treated as a separate corporation for federal tax purposes, intends to continue to qualify for treatment as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). Accordingly, a Fund will not be liable for federal income tax on its taxable net investment income and net capital gains (capital gains in excess of capital losses) that it distributes to its shareholders, provided that it distributes at least 90% of its net investment income and the excess of its net short-term capital gain over its short-term capital loss for the taxable year.

         To qualify for treatment as a regulated investment company, a Fund must, among other things, (1) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities, and other income (including gains from options or futures contracts) derived with respect to its business of investing in securities, (the 90% test) and (2) satisfy certain diversification requirements at the close of each quarter of it's taxable year. Furthermore, for a Fund to pay tax-exempt income dividends, at least 50% of the value of its total assets at the close of each quarter of its taxable year must consist of obligations the interest on which is exempt from federal income tax. Each Fund intends to continue to satisfy this requirement.

         The Code imposes a nondeductible 4% excise tax on a regulated investment company that fails to distribute during each calendar year an amount at least equal to the sum of (1) 98% of its taxable net investment income for that calendar year, (2) 98% of its capital gain net income for the twelve-month period ending on October 31 in that year, and (3) any prior undistributed income and gains. Each Fund intends to continue to make distributions necessary to avoid imposition of this excise tax.

         For federal income tax purposes, debt securities purchased by a Fund, including zero coupon bonds, may be treated as having original issue discount (generally, the excess of the stated redemption price at maturity of a debt obligation over its issue price). Original issue discount is treated for federal income tax purposes as income earned by a Fund, whether or not any payment is actually received, and therefore is subject to the distribution requirements mentioned above. However, original issue discount with respect to tax-exempt obligations generally will be excluded from a Fund's taxable income, although that discount will be included in its gross income for purposes of the 90% test and will be added to the adjusted tax basis of those obligations for purposes of determining gain or loss upon sale or at maturity. Generally, the amount of original issue discount is determined on the basis of a constant yield to maturity, which takes into account the compounding of accrued interest.

         A Fund may purchase debt securities at a market discount. A market discount exists when a security is purchased at a price less than its original issue price adjusted for accrued original issue discount, if any. The Funds intend to defer recognition of accrued market discount until maturity or other disposition of the security. For a security purchased at a market discount, the gain realized on disposition will be treated as taxable ordinary income to the extent of accrued market discount on the security.

         The Funds may also purchase debt securities at a premium, I.E., at a purchase price in excess of face amount. With respect to tax-exempt securities, the premium must be amortized to the maturity date, but no deduction is allowed for the premium amortization. The amortized bond premium on a security will reduce a Fund's adjusted tax basis in the security. For taxable securities, the premium may be amortized if a Fund so elects. The amortized premium on taxable securities is first offset against interest received on the securities and then allowed as a deduction, and generally must be amortized under an economic accrual method.

TAXATION OF THE SHAREHOLDERS

Taxable distributions are generally included in a shareholder's gross income for the taxable year in which they are received. However, dividends and other distributions declared in October, November, or December and made payable to shareholders of record in such a month will be deemed to have been received on December 31, if they are paid during the following January.

         If dividends a Fund distributes to its shareholders are derived from interest income exempt from federal income tax and are designated as "exempt-interest dividends" by the Fund, they will be excludable from a shareholder's gross income for federal income tax purposes. Shareholders who are recipients of Social Security benefits should be aware that exempt-interest dividends received from a Fund are includable in their "modified adjusted gross income" for purposes of determining the amount of such Social Security benefits, if any, that are required to be included in their gross income.

         If a Fund invests in any instruments that generate taxable income (such as market discount bonds, as described above, or otherwise under the circumstances described in the Funds' prospectus and this SAI) or engages in securities lending, the portion of any dividend that Fund pays that is attributable to the income earned on those instruments or from such lending will be taxable to its shareholders as ordinary income to the extent of its earnings and profits will not qualify for the 15% maximum federal income tax rate for individual shareholders enacted by 2003, and only the remaining portion will qualify as an exempt-interest dividend. Moreover, if a Fund realizes capital gain as a result of market transactions, any distributions of the gain will be taxable to its shareholders. Those distributions will be subject to a 15% maximum federal income tax rate for individuals shareholders to the extend they are attributable to net capital gain (I.E., the excess of net long-term capital gain over net short-term capital loss) a Fund recognizes on sales or exchanges of capital assets through March 31, 2009, as noted in the prospectus, but distributions of other capital gain will be taxed as ordinary income.

         All distributions of investment income during the year will have the same percentage designated as tax-exempt. This method is called the "average annual method." Since the Funds invest primarily in tax-exempt securities, the percentage will be substantially the same as the amount actually earned during any particular distribution period.

         A  shareholder  of the  California  Bond Fund  should  be aware  that a redemption of shares (including any exchange into another USAA Fund) is a taxable event, and, accordingly, a capital gain or loss may be recognized. If a shareholder receives an exempt-interest dividend with respect to any share and has held that share for six months or less, any loss on the redemption or exchange of that share will be disallowed to the extent of that exempt-interest dividend. Similarly, if a shareholder of the Fund receives a distribution taxable as long-term capital gain and and redeems or exchanges that Fund's shares before he or she has held them for more than six months, any loss on the redemption or exchange (not otherwise disallowed as attributable to an exempt-interest dividend) will be treated as long-term capital loss.

         The Funds may invest in industrial development revenue bonds. Interest on certain of those bonds generally is a tax preference item for purposes of the federal alternative minimum tax (AMT), although the interest continues to be excludable from federal gross income. AMT is a supplemental tax designed to ensure that taxpayers pay at least a minimum amount of tax on their income, even if they make substantial use of certain tax deductions and exclusions (referred to as tax preference items). Interest from industrial development revenue bonds is a tax preference item that is added to income from other sources for the purposes of determining whether a taxpayer is subject to the AMT and the amount of any tax to be paid. For corporate investors, alternative minimum taxable income is increased by 75% of the amount by which adjusted current earnings
(ACE) exceed alternative minimum taxable income before the ACE adjustment. For corporate taxpayers, all tax-exempt interest is considered in calculating the AMT as part of the ACE. Prospective investors should consult their own tax advisers with respect to the possible application of the AMT to their tax situation.

         Opinions relating to the validity of tax-exempt securities and the exemption of interest thereon from federal income tax are rendered by recognized bond counsel to the issuers. Neither the Manager's nor the Funds' counsel makes any review of the basis for such opinions.

                               CALIFORNIA TAXATION

The state of California has adopted legislation incorporating the federal provisions relating to regulated investment companies as of January 1, 2001. Thus, to the extent the Funds distribute their income, they will be exempt from the California franchise and corporate income taxes as regulated investment companies under section 24870 of the California Revenue and Taxation Code.

         In the year in which a Fund qualifies as a regulated investment company under the Code and is exempt from federal income tax, (1) the Fund will also be exempt from the California corporate income and franchise taxes to the extent it distributes its income, and (2) provided that 50% or more of the value of the total assets of the Fund at the close of each quarter of its taxable year consists of obligations, the interest on which (when held by an individual) is exempt from personal income taxation under California law, and the Fund designates such dividends as exempt-interest dividends in a written notice mailed to the shareholders within 60 days after the close of the taxable year, the Fund will be qualified under California law to distribute dividends
("California exempt-interest dividends") which will be exempt from the California personal income tax. The Funds intend to qualify under the above requirement so that they can distribute California exempt-interest dividends. If the Funds fail to so qualify, no part of their dividends will be exempt from the California personal income tax.

         The portion of dividends constituting California exempt-interest dividends is that portion derived from interest on obligations issued by
California and its municipalities and localities, (as well as certain territories and possessions of the United States such as Puerto Rico, the Virgin Islands, and Guam), the interest on which (when held by an individual) is excludable from California personal income under California law. Distributions from the Funds that are attributable to sources other than those described in the preceding sentence generally will be taxable to such shareholders as ordinary income. In addition, distributions other than exempt-interest dividends to such shareholders are includable in income that may be subject to the
California alternative minimum tax. The total amount of California exempt-interest dividends paid by each Fund to all of its shareholders with respect to any taxable year cannot exceed the amount of interest received by each Fund during such year on California municipal obligations less any expenses and expenditures. California exempt-interest dividends are excludable from income for California personal income tax purposes only. Any dividends paid to shareholders subject to the California franchise tax will be taxed as ordinary dividends to such shareholders for franchise tax purposes notwithstanding that all or a portion of such dividends are exempt from the California personal income tax.

         To the extent any portion of the dividends distributed to the shareholders by the Funds are derived from taxable interest for California purposes or net short-term capital gains, such portion will be taxable to the shareholders as ordinary income. The character of long-term capital gains realized and distributed by the California Bond Fund will flow through to its shareholders regardless of how long the shareholders have held their shares (currently, only federal law, not California law, has special rates for long-term capital gains) if such Fund complies with certain rulings. If a shareholder of the Funds received any California exempt-interest dividends on shares thereafter sold within six months of acquisition, then any realized loss, to the extent of the amount of exempt-interest dividends received prior to such sale, will be disallowed. Interest on indebtedness incurred by shareholders to purchase or carry shares of the Funds will not be deductible for California personal income tax purposes. Any loss realized upon the redemption of shares within 30 days before or after the acquisition of other shares of the same series may be disallowed under the "wash sale" rules.

         The foregoing is only a summary of some of the important California personal income tax considerations generally affecting the Funds and their shareholders. No attempt is made to present a detailed explanation of the California personal income tax treatment of the Funds or their shareholders, and this discussion is not intended as a substitute for careful planning. Accordingly, potential investors in the Funds should consult their tax advisers with respect to the application of California taxes to the receipt of the Funds' dividends and as to their own California tax situation.

                      DIRECTORS AND OFFICERS OF THE COMPANY

The Board of Directors of the Company consists of six Directors who supervise the business affairs of the Company. The Board of Directors is responsible for the general oversight of the Funds' business and for assuring that the Funds are managed in the best interests of each Fund's respective shareholders. The Board of Directors periodically reviews the Funds' investment performance as well as the quality of other services provided to the Funds and their shareholders by each of the Funds' service providers, including IMCO and its affiliates.

         Set forth below are the Non Interested Directors, the Interested Director, officers, and each of their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held.

NON INTERESTED DIRECTORS

====================================================================================================================================
NAME, ADDRESS*             POSITION(S)  TERM OF          PRINCIPAL OCCUPATION(S) DURING          NUMMBER OF           OTHER
AND AGE                    HELD WITH    OFFICE** AND     PAST 5 YEARS                            PORTFOLIOS  IN FUND  DIRECTORSHIPS
                           FUND         LENGTH OF                                                COMPLEX OVERSEEN     HELD BY
                                        TIME SERVED                                              BY DIRECTOR          DIRECTOR
---------------------------------------------------------------------------------------------------------------------------------
Barbara B. Dreeben (60)    Director     Director since   President, Postal Addvantage            Four registered          None
                                        January 1994     (7/92-present), which is a postal       investment companies
                                                         mail list management service.           consisting of 39 funds
---------------------------------------------------------------------------------------------------------------------------------
Robert L. Mason,           Director     Director since   Institute Analyst, Southwest Research   Four registered          None
Ph.D. (59)                              January 1997     Institute (3/02-present); Staff         investment companies
                                                         Analyst, Southwest Research Institute   consisting of 39 funds
                                                         (9/98-3/02), which focuses in the fields
                                                         of technological research.
------------------------------------------------------------------------------------------------------------------------------------
Michael F. Reimherr (59)   Director     Director since   President of Reimherr Business          Four registered          None
                                        January 2000     Consulting (5/95-present), which        investment companies
                                                         performs business valuations of large   consisting of 39 funds
                                                         companies to include the development
                                                         of annual business plans, budgets,
                                                         and internal financial reporting.
------------------------------------------------------------------------------------------------------------------------------------
Laura T. Starks,           Director     Director since   Charles E and Sarah M Seay Regents      Four registered          None
Ph.D. (55)                              May 2000         Chair Professor of Finance, University  investment companies
                                                         of Texas at Austin (9/96-present).      consisting of 39 funds
------------------------------------------------------------------------------------------------------------------------------------
Richard A. Zucker (62)     Director and Director since   Vice President, Beldon Roofing          Four registered          None
                           Chairman***  January 1992     Company (7/85-present).                 investment companies
                                                                                                 consisting of 39 funds
====================================================================================================================================

* The address for each Non Interested Director is USAA Investment Management Company, P.O. Box 659430, San Antonio, Texas 78265-9430.

** The term of office for each director is twenty (20) years or until the director reaches age 70. All members of the Board of Directors shall be presented to shareholders for election or reelection, as the case may be, at least once every five (5) years. Vacancies on the Board of Directors can be filled by the action of a majority of the Directors, provided that at least two-thirds of the Directors have been elected by the shareholders.

*** Effective February 1, 2005, Mr. Zucker was elected Chair of the Fund's Board of Directors.

         Director and officers of the Company who are employees of the Manager or affiliated companies and are considered "interested persons" under the 1940 Act.

INTERESTED DIRECTOR

====================================================================================================================================
NAME, ADDRESS*         POSITION(S)      TERM OF          PRINCIPAL OCCUPATION(S) DURING             NUMBER OF          OTHER PUBLIC
AND AGE                HELD WITH        OFFICE AND       PAST 5 YEARS                               PORTFOLIOS         DIRECTORSHIPS
                       FUND             LENGTH OF                                                   IN FUND COMPLEX
                                        TIME SERVED                                                 OVERSEEN BY
                                                                                                    DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
Christopher W.         Director,        Director since   President and Chief Executive Officer,     Five registered       None
Claus (44)             President, and   February 2001    Director, and Chairman of the Board of     investment
                       Vice Chairman                     Directors, USAA Investment Management      companies
                       of the Board of                   Company (IMCO) (12/04-present); President  consisting of
                       Directors                         and Chief Executive Officer, Director,     44 funds
                                                         and Vice Chairman of the Board of Directors,
                                                         IMCO (2/01-12/04); Senior Vice President
                                                         of Investment Sales and Service, IMCO
                                                         (7/00-2/01). Mr. Claus also serves as
                                                         President, Director, and Chairman of the
                                                         Board of Directors of USAA Shareholder
                                                         Account Services (SAS). He also holds the
                                                         officer position of Senior Vice President
                                                         of the USAA Life Investment Trust, a
                                                         registered investment company offering five
                                                         individual funds.
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED OFFICER
------------------------------------------------------------------------------------------------------------------------------------
Clifford A. Gladson    Vice President   Vice President   Senior Vice President, Fixed Income        Five registered       None
(54)                                    since May 2002   Investments, IMCO (9/02-present); Vice     investment
                                                         President, Fixed Income Investments,       companies
                                                         IMCO (5/02-9/02); Vice President,          consisting of
                                                         Mutual Fund Portfolios, IMCO,(12/99-       44 funds
                                                         5/02). Mr. Gladson also holds the
                                                         officer position of Vice President
                                                         of the USAA Life Investment Trust, a
                                                         registered investment company offering
                                                         five individual funds.
====================================================================================================================================

* The address of the Interested Director and each officer is P.O. Box 659430, San Antonio, Texas 78265-9430.

INTERESTED OFFICERS

====================================================================================================================================
NAME, ADDRESS*         POSITION(S)      TERM OF OFFICE   PRINCIPAL OCCUPATION(S) DURING             NUMBER OF          OTHER PUBLIC
AND AGE                HELD WITH        AND LENGTH OF    PAST 5 YEARS                               PORTFOLIOS         DIRECTORSHIPS
                       FUND             TIME SERVED                                                 IN FUND
                                                                                                    COMPLEX
                                                                                                    OVERSEEN
------------------------------------------------------------------------------------------------------------------------------------
Stuart Wester (58)     Vice  President  Vice President   Vice President, Equity Investments, IMCO   Five registered       None
                                        since May 2002   (1/99-present). Mr. Wester also holds      investment
                                                         the officer position of Vice President     companies
                                                         of the USAA Life Investment Trust,         consisting of
                                                         a registered investment company offering   44 funds
                                                         five individual funds.
------------------------------------------------------------------------------------------------------------------------------------
Mark S. Howard (41)    Secretary        Secretary since  Senior Vice President, USAA Life Insurance Five registered       None
                                        September 2002   Company (USAA Life)/IMCO/USAA Financial    investment
                                                         Planning Services (FPS) General Counsel,   companies
                                                         USAA (10/03-present); Senior Vice          consisting of
                                                         President, Securities Counsel, USAA        44 funds
                                                         (12/02-10/03); Senior Vice President,
                                                         Securities Counsel and Compliance, IMCO
                                                         (1/02-12/02); Vice President, Securities
                                                         Counsel & Compliance, IMCO (7/00-1/02).
                                                         Mr. Howard also holds the officer positions
                                                         of Senior Vice President, Secretary and
                                                         Counsel for USAA Life, IMCO, FPS, SAS and
                                                         USAA Financial Advisors, Inc. (FAI); and
                                                         Secretary of the USAA Life Investment Trust,
                                                         a registered  investment company offering
                                                         five individual funds.
------------------------------------------------------------------------------------------------------------------------------------
Debra K. Dunn (35)     Treasurer        Treasurer since  Assistant Vice President, IMCO/FPS         Four registered       None
                                        June 2005        Finance, USAA (9/04-present); Executive    investment
                                                         Director IMCO/FPS Finance, USAA (12/03-    companies
                                                         9/04); Executive Director FPS Finance,     of consisting
                                                         USAA (2/03-12/03); Director FPS Finance,   39 funds
                                                         USAA (12/02-2/03); Director Strategic
                                                         Financial Analysis, IMCO (1/01-12/02);
                                                         Financial Business Analyst, Strategic
                                                         Financial Analysis, IMCO (3/00-1/01). Ms.
                                                         Dunn also holds the officer positions
                                                         of Assistant Vice President and Treasurer
                                                         of IMCO, SAS, FPS, and  FAI.
====================================================================================================================================

* The address of the Interested Director and each officer is P.O. Box 659430, San Antonio, Texas 78265-9430.

INTERESTED OFFICERS

====================================================================================================================================
NAME, ADDRESS*         POSITION(S)  TERM OF OFFICE       PRINCIPAL OCCUPATION(S) DURING             NUMBER OF          OTHER PUBLIC
AND AGE                HELD WITH    AND LENGTH OF        PAST 5 YEARS                               PORTFOLIOS         DIRECTORSHIPS
                       FUND         TIME SERVED                                                     IN FUND
                                                                                                    COMPLEX OVERSEEN
--------------------------------------------------------------------------------------------------------------------------------
Eileen M. Smiley (45)  Assistant    Assistant            Vice President, Securities Counsel, USAA   Five registered       None
                       Secretary    Secretary since      (2/04-present); Assistant Vice President,  investment
                                    February 2003        Securities Counsel, USAA (1/03-2/04);      companies
                                                         Attorney, Morrison & Foerster, LLP (1/99-  consisting
                                                         1/03). Ms. Smiley also holds the officer   of 44 funds
                                                         positions of Vice President and Assistant
                                                         Secretary of IMCO, FPS, and FAI; and
                                                         Assistant Secretary of the USAA Life
                                                         Investment Trust, a registered investment
                                                         company offering five individual funds.
------------------------------------------------------------------------------------------------------------------------------------
Roberto Galindo,       Assistant    Assistant Treasurer  Assistant Vice President, Portfolio        Five registered       None
Jr. (44)               Treasurer    since July 2000      Accounting/Financial Administration,       investment
                                                         USAA (12/02-present); Assistant Vice       companies
                                                         President, Mutual Fund Analysis &          consisting
                                                         Support, IMCO (10/01-12/02); Executive     of 44 funds
                                                         Director, Mutual Fund Analysis & Support,
                                                         IMCO (6/00-10/01). Mr. Galindo also holds
                                                         the officer position of Assistant
                                                         Treasurer of the USAA Life Investment
                                                         Trust, a registered investment company
                                                         offering five individual funds.
------------------------------------------------------------------------------------------------------------------------------------
Jeffrey D. Hill (37)   Chief        Chief Compliance     Assistant Vice President, Mutual Funds     Five registered       None
                       Compliance   Officer since        Compliance, USAA (9/04-present); Assistant investment
                       Officer      September 2004       Vice President, Investment Management      companies
                                                         Administration & Compliance, USAA (12/02-  consisting
                                                         9/04); Assistant Vice President,           of 44 funds
                                                         Investment Management Administration &
                                                         Compliance, IMCO (9/01-12/02); Senior
                                                         Manager, Investment Management Assurance and
                                                         Advisory Services, KPMG LLP (6/98-8/01).
                                                         Mr. Hill also holds the officer position
                                                         of Chief Compliance Officer of the USAA
                                                         Life Investment Trust, a registered
                                                         investment company offering five
                                                         individual funds.
====================================================================================================================================

* The address of the Interested Director and each officer is P.O. Box 659430, San Antonio, Texas 78265-9430.

COMMITTEES OF THE BOARD OF DIRECTORS

The Board of Directors typically conducts regular meetings five or six times a year to review the operations of the Funds in the USAA family of funds. During the Funds' most recent full fiscal year ended March 31, 2005, the Board of Directors held meetings five times. A portion of these meetings is devoted to various committee meetings of the Board of Directors, which focus on particular matters. In addition, the Board of Directors may hold special meetings by telephone or in person to discuss specific matters that may require action prior to the next regular meeting. The Board of Directors has four committees: an Executive Committee, an Audit Committee, a Pricing and Investment Committee, and a Corporate Governance Committee. The duties of these four Committees and their present membership are as follows:

         EXECUTIVE COMMITTEE: Between the meetings of the Board of Directors and while the Board is not in session, the Executive Committee of the Board of Directors has all the powers and may exercise all the duties of the Board of Directors in the management of the business of the Company that may be delegated to it by the Board. Directors Claus and Zucker are members of the Executive Committee.

         AUDIT COMMITTEE: The Audit Committee of the Board of Directors reviews the financial information and the independent auditors' reports, and undertakes certain studies and analyses as directed by the Board. Directors Dreeben, Mason, Reimherr, Starks, and Zucker are members of the Audit Committee. During the Funds' most recent full fiscal year ended March 31, 2005, the Audit Committee held meetings four times.

         PRICING AND INVESTMENT COMMITTEE: The Pricing and Investment Committee of the Board of Directors acts upon various investment-related issues and other matters that have been delegated to it by the Board. Directors Claus, Dreeben, Mason, Reimherr, Starks, and Zucker are members of the Pricing and Investment Committee. During the Funds' most recent full fiscal year ended March 31, 2005, the Pricing and Investment Committee held meetings four times.

         CORPORATE GOVERNANCE: The Corporate Governance Committee of the Board of Directors maintains oversight of the organization, performance, and effectiveness of the Board and independent Directors. Directors Dreeben, Mason, Reimherr, Starks, and Zucker are members of the Corporate Governance Committee. During the Funds' most recent full fiscal year ended March 31, 2005, the Corporate Governance Committee held meetings five times.

         In addition to the previously listed Directors and/or officers of the Company who also serve as Directors and/or officers of the Manager, the following individuals are executive officers of the Manager: Mark S. Rapp, Senior Vice President, Marketing, and Terri L. Luensmann, Senior Vice President, Investment Operations. There are no family relationships among the Directors, officers, and managerial level employees of the Company.

         The following table sets forth the dollar range of total equity securities beneficially owned by the Directors of the Funds listed in this SAI and in all the USAA Funds overseen by the Directors as of the calendar year ended December 31, 2004.

                                                                    USAA FUND
                             CALIFORNIA      CALIFORNIA MONEY        COMPLEX
                              BOND FUND         MARKET FUND           TOTAL
INTERESTED DIRECTOR
Christopher W. Claus            None               None          Over $100,000

NON INTERESTED DIRECTORS
Barbara B. Dreeben              None               None          Over $100,000
Robert L. Mason                 None               None          Over $100,000
Michael F. Reimherr             None               None          Over $100,000
Laura T. Starks                 None               None          Over $100,000
Richard A. Zucker               None               None          Over $100,000

         The following table sets forth information describing the compensation of the current Directors of the Company for their services as Directors for the fiscal year ended March 31, 2005.


      NAME                     AGGREGATE             TOTAL COMPENSATION
       OF                     COMPENSATION          FROM THE USAA FUNDS
    DIRECTOR                FROM THE COMPANY        AND FUND COMPLEX (B)

INTERESTED DIRECTOR
Christopher W. Claus            None (a)                 None (a)

NON INTERESTED DIRECTORS
Barbara B. Dreeben              $ 13,950                 $ 55,800
Robert L. Mason                 $ 14,550                 $ 58,200
Michael F. Reimherr             $ 13,650                 $ 54,600
Laura T. Starks                 $ 13,650                 $ 54,600
Richard A. Zucker               $ 14,850                 $ 59,400

(A) CHRISTOPHER W. CLAUS IS AFFILIATED WITH THE COMPANY'S INVESTMENT ADVISER, IMCO, AND, ACCORDINGLY, RECEIVES NO REMUNERATION FROM THE COMPANY OR ANY OTHER FUND IN THE USAA FUND COMPLEX.

(B) AT MARCH 31, 2005, THE USAA FUND COMPLEX CONSISTED OF FIVE REGISTERED INVESTMENT COMPANIES OFFERING 44 INDIVIDUAL FUNDS. EACH DIRECTOR PRESENTLY SERVES AS A DIRECTOR OR TRUSTEE ON ALL OF THE INVESTMENT COMPANIES IN THE USAA FUND COMPLEX, EXCEPT FOR THE USAA LIFE INVESTMENT TRUST, WHICH CONSISTS OF FIVE FUNDS AVAILABLE TO THE PUBLIC ONLY THROUGH THE PURCHASE OF CERTAIN VARIABLE ANNUITY CONTRACTS AND VARIABLE UNIVERSAL LIFE INSURANCE POLICIES OFFERED BY USAA LIFE INSURANCE COMPANY.

         No compensation is paid by any fund to any Director/Trustee who is a director, officer, or employee of IMCO or its affiliates. No pension or retirement benefits are accrued as part of fund expenses. The Company reimburses certain expenses of the Directors who are not affiliated with the investment adviser. As of June 30, 2005, the officers and Directors of the Company and their families as a group owned beneficially or of record less than 1% of the outstanding shares of the Company.

         The following table identifies all persons, who as of June 30, 2005, held of record or owned beneficially 5% or more of either Fund's shares.

                              NAME AND ADDRESS
        TITLE OF CLASS       OF BENEFICIAL OWNER           PERCENT OF CLASS

        California Money      Idanta Partners Ltd.              8.21%
        Market Fund               Ste 160
                           12526 High Bluff Drive
                           San Diego, CA 92130-2065

                               THE COMPANY'S MANAGER

As described in the prospectus, IMCO is the manager and investment adviser, providing services under the Advisory Agreement. IMCO, organized in May 1970, is a wholly owned indirect subsidiary of United Services Automobile Association
(USAA), a large, diversified financial services institution, and has served as investment adviser and underwriter for the Company from its inception.

         In addition to managing the Company's assets, IMCO advises and manages the investments for USAA and its affiliated companies as well as those of USAA Mutual Fund, Inc.; USAA Investment Trust, USAA State Tax-Free Trust, and USAA Life Investment Trust. As of the date of this SAI, total assets under management by IMCO were approximately $51 billion, of which approximately $30 billion were in mutual fund portfolios.

ADVISORY AGREEMENT

Under the Advisory Agreement, IMCO provides an investment program, carries out the investment policy, and manages the portfolio assets for each Fund. For these services under the Advisory Agreement, the Company has agreed to pay IMCO a fee computed as described under Fund Management in the prospectus. Management fees are computed and accrued daily and payable monthly. IMCO is authorized, subject to the control of the Board of Directors of the Company, to determine the selection, amount, and time to buy or sell securities for each Fund. IMCO compensates all personnel, officers, and Directors of the Company if such persons are also employees of IMCO or its affiliates.

         Except for the services and facilities provided by IMCO, the Funds pay all other expenses incurred in their operations. Expenses for which the Funds are responsible include taxes (if any); brokerage commissions on portfolio transactions (if any); expenses of issuance and redemption of shares; charges of transfer agents, custodians, and dividend disbursing agents; costs of preparing and distributing proxy material; costs of printing and engraving stock certificates; auditing and legal expenses; certain expenses of registering and qualifying shares for sale; fees of Directors who are not interested persons (not affiliated) of IMCO; costs of printing and mailing the prospectus, SAI, and periodic reports to existing shareholders; and any other charges or fees not specifically enumerated. IMCO pays the cost of printing and mailing copies of the prospectus, the SAI, and reports to prospective shareholders.

         The Advisory Agreement will remain in effect until June 30, 2006, for each Fund and will continue in effect from year to year thereafter for each Fund as long as it is approved at least annually by a vote of the outstanding voting securities of such Fund (as defined by the 1940 Act) or by the Board of Directors (on behalf of such Fund) including a majority of the Directors who are not interested persons of IMCO or (otherwise than as Directors) of the Company, at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated at any time by either the Company or IMCO on 60 days' written notice. It will automatically terminate in the event of its assignment (as defined in the 1940 Act).

         From time to time, IMCO may voluntarily, without prior notice to shareholders, waive all or any portion of fees or agree to reimburse expenses incurred by a Fund. IMCO can modify or eliminate the voluntary waiver at any time without prior notice to shareholders.

         For the last three fiscal years ended March 31, the Company paid IMCO the following fees:

                                          2003          2004           2005
                                          ----          ----           ----
       California Bond Fund            $2,237,778    $2,430,481     $2,337,635
       California Money Market Fund    $1,464,964    $1,507,812     $1,400,048

         The California Bond Fund's management fee is based upon two components, a base fee and a performance adjustment. The base fee, is accrued daily and paid monthly, is computed as a percentage of the aggregate average net assets of both Funds combined. This base fee is allocated between the Funds based on the relative net assets of each Fund. The base fee is computed and paid at one-half of one percent (0.50%) of the first $50 million of average net assets, two-fifths of one percent (0.40%) for that portion of average net assets over $50 million but not over $100 million, and three-tenths of one percent (0.30%) for that portion of average net assets over $100 million. The performance adjustment for the California Bond Fund increases or decreases the base fee depending upon the performance of a Fund relative to its relevant index. The California Bond Fund's performance will be measured relative to that of the Lipper California Municipal Debt Fund Index. With respect to the California Money Market Fund, the management fee will continue to consist solely of the base fee discussed in this paragraph.

COMPUTING THE PERFORMANCE ADJUSTMENT

For any month, the base fee of the California Bond Fund will equal the Fund's average net assets for that month multiplied by the annual base fee rate for the Fund, multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The base fee is then adjusted based upon the Fund's average annual performance during the performance period compared to the average annual performance of the Fund's relevant index over the same time period. The performance period for the California Bond Fund consists of the current month plus the previous 35 months.

         The annual performance adjustment rate is multiplied by the average net assets of the California Bond Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the chart on the below:

             OVER/UNDER PERFORMANCE              ANNUAL ADJUSTMENT RATE
              RELATIVE TO INDEX              (IN BASIS POINTS AS A PERCENTAGE
              (IN BASIS POINTS) 1             OF A FUND'S AVERAGE NET ASSETS)

                  +/- 20 to 50                             +/- 4
                 +/- 51 to 100                             +/- 5
               +/- 101 and greater                         +/- 6

       1 BASED ON  THE  DIFFERENCE  BETWEEN  AVERAGE  ANNUAL  PERFORMANCE OF THE
         FUND AND ITS RELEVANT INDEX, ROUNDED TO THE NEAREST BASIS POINT (.01%).

         For example, assume that a fixed income fund with average net assets of $900 million has a base fee of 0.30 of 1% (30 basis points) of the fund's average net assets. Also assume that the fund had average net assets during the performance period of $850 million. The following examples demonstrate the effect of the performance adjustment during a given 30-day month in various market environments, including situations in which the fund has outperformed, underperformed, and approximately matched its relevant index:

                                                          EXAMPLES

                                   1            2            3             4             5             6
Fund Performance (a)             6.80%        5.30%         4.30%       (7.55%)       (-5.20%)       (3.65%)
Index Performance (a)            4.75%        5.15%         4.70%       (8.50%)       (-3.75%)       (3.50%)
                               -------        -----         -----       -------       --------       -------
Over/Under Performance (b)      + 205           +15         - 40          + 95          - 145         - 15
Annual Adjustment Rate (b)        + 6             0           -4           + 5           - 6            0
Monthly Adjustment Rate (c)      .0049%           n/a      (.0033%)       .0041%      (.0049%)           n/a
Base Fee for Month            $ 221,918     $ 221,918    $ 221,918     $ 221,918    $ 221,918      $ 221,918
Performance Adjustment           41,650             0      (28,050)       34,850      (41,650)             0
                              ------------------------------------------------------------------------------
Monthly Fee                   $ 263,568     $ 221,918    $ 193,868     $ 256,768    $ 180,268      $ 221,918
                              ===============================================================================

(A) AVERAGE ANNUAL PERFORMANCE OVER A 36-MONTH PERIOD
(B) IN BASIS POINTS
(C) ANNUAL ADJUSTMENT RATE DIVIDED BY 365, MULTIPLIED BY 30, AND STATED AS A PERCENTAGE

         The California Bond Fund measures its investment performance by comparing the beginning and ending redeemable value of an investment in the Fund during the measurement period, assuming the reinvestment of dividends and capital gains distributions during the period. Lipper uses this same methodology when it measures the investment performance of the component mutual funds within the California Municipal Debt Fund Index. Because the adjustment to the base fee is based upon the Fund's performance compared to the investment record of its Index, the controlling factor as to whether a performance adjustment will be made is not whether the Fund's performance is up or down per se, but whether it is up or down more or less than the record of its Index. Moreover, the comparative investment performance of the Fund is based solely on the relevant performance period without regard to the cumulative performance over a longer or shorter period of time.

APPROVAL OF ADVISORY AGREEMENT

At a meeting of the Board of Directors held on April 28, 2005, the Board approved the continuation of the Company's Advisory Agreement for a one-year period ending June 30, 2006. In reviewing the Advisory Agreements, it was noted that the Board considered on a Fund-by-Fund basis the following factors: the nature and quality of the services provided by the Manager to the USAA family of funds; the Manager's personnel and operations; the Manager's financial condition; the level and method of computing each Fund's management fee; comparative performance, fee and expense information for each of the Funds; the profitability of the Funds to the Manager; the direct and indirect benefits, if any, derived by the Manager from the relationship with the Funds; each Fund's net asset level and net purchases and redemptions and average account size, and their impact on the Fund's performance and expenses; and any possible conflicts of interest. In reviewing the overall profitability of the management fee to the Manager, the Board considered the fact that USAA affiliates provide shareholder servicing and administrative services to the Funds for which they receive compensation. The Board also reviewed comparative information publicly available from other fund companies, and noted that the Manager's profit margins from the Funds appeared below industry norms.

ADMINISTRATION AND SERVICING AGREEMENT

Under an Administration and Servicing Agreement effective August 1, 2001, IMCO is obligated on a continuous basis to provide such administrative services as the Board of Directors of the Company reasonably deems necessary for the proper administration of the Funds. IMCO will generally assist in all aspects of the Funds' operations; supply and maintain office facilities, statistical and research data, data processing services, clerical, accounting, bookkeeping and recordkeeping services (including without limitation the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Directors; provide and maintain an appropriate fidelity bond; process and coordinate purchases and redemptions and coordinate and implement wire transfers in connection therewith; execute orders under any offer of exchange involving concurrent purchases and redemptions of shares of one or more funds in the USAA family of funds; respond to shareholder inquiries; assist in processing shareholder proxy statements, reports, prospectuses, and other shareholder communications; furnish statements and confirms of all account activity; respond to shareholder complaints and other correspondence; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services. For these services under the Administration and Servicing Agreement, the Company has agreed to pay IMCO a fee computed daily and paid monthly, at an annual rate equal to fifteen one-hundredths of one percent (0.15%) for the California Bond Fund and one-tenth of one percent (0.10%) for the California Money Market Fund of the average net assets of the respective Fund. We may also delegate one or more of our responsibilities to others at our expense.

         For the last three fiscal years ended March 31, the Company paid IMCO the following administration and servicing fees:

                                        2003           2004             2005
                                        ----           ----             ----
      California Bond Fund           $ 1,034,858    $ 1,022,377      $ 988,679
      California Money Market Fund   $   468,111    $   481,891      $ 446,494

CODE OF ETHICS

The Funds and the Manager have adopted a joint code of ethics pursuant to Rule 17j-1 under the 1940 Act, which permits personnel covered by the rule to invest in securities that may be purchased or held by a Fund but prohibits fraudulent, deceptive, or manipulative conduct in connection with that personal investing. The Board of Directors reviews the administration of the joint code of ethics at least annually and receives certifications from the Manager regarding compliance with the code of ethics annually.

         While the officers and employees of the Manager, as well as those of the Funds, may engage in personal securities transactions, there are certain restrictions in the procedures in the Codes of Ethics adopted by the Manager and the Funds. The Codes of Ethics are designed to ensure that the shareholders' interests come before the individuals who manage their Funds. The Codes of Ethics require the portfolio manager and other employees with access information about the purchase or sale of securities by the Funds to abide by the Code of Ethics requirements before executing permitted personal trades. A copy of the Codes of Ethics has been filed with the SEC and is available for public view.

UNDERWRITER

The Company has an agreement with IMCO for exclusive underwriting and distribution of the Funds' shares on a continuing best-efforts basis. This agreement provides that IMCO will receive no fee or other compensation for such distribution services.

TRANSFER AGENT

The Transfer Agent performs transfer agent services for the Company under a Transfer Agency Agreement. Services include maintenance of shareholder account records, handling of communications with shareholders, distribution of Fund dividends, and production of reports with respect to account activity for shareholders and the Company. For its services under the Transfer Agency Agreement, each Fund pays the Transfer Agent an annual fixed fee of $25.50 per account. This fee is subject to change at any time.

         The fee to the Transfer Agent includes processing of all transactions and correspondence. Fees are billed on a monthly basis at the rate of one-twelfth of the annual fee. Each Fund pays all out-of-pocket expenses of the Transfer Agent and other expenses which are incurred at the specific direction of the Company. In addition, certain entities may receive payments directly or indirectly from the Transfer Agent, IMCO, or their affiliates for providing shareholder services to their clients who hold Fund shares.

                          PORTFOLIO MANAGER DISCLOSURE

OTHER ACCOUNTS MANAGED

The following tables set forth other accounts for which the Funds' portfolio managers were primarily responsible for the day-to-day portfolio management as of the fiscal year ended March 31, 2005.

CALIFORNIA BOND FUND

Portfolio Manager   Registered Investment Companies    Other Pooled Investment Vehicles            Other Accounts
                  Number of accounts    Total assets  Number of accounts    Total assets Number of accounts   Total assets
==========================================================================================================================
Robert Pariseau         4*            $3,746,787,000        0                     $0              0                 $0

* All four of the accounts managed by Mr. Pariseau have advisory fees based on the performance of the account.


CALIFORNIA MONEY MARKET FUND

Portfolio Manager   Registered Investment Companies    Other Pooled Investment Vehicles            Other Accounts
                  Number of accounts    Total assets  Number of accounts    Total assets Number of accounts   Total assets
==========================================================================================================================
Regina Shafer           4*              $4,614,442,000         0                  $0              0                $0

* Two of the four accounts with total assets of $3,979,615,000 have advisory fees based on the performance of the account.

CONFLICTS OF INTEREST

These portfolio managers provide portfolio management services only to investment companies in the USAA retail fund family and do not manage any private accounts or unregistered mutual funds. Portfolio managers make investment decisions for the funds they manage based on the fund's investment objective, permissible investments, cash flow, and other relevant investment considerations that they consider applicable to that portfolio. Therefore, portfolio managers could purchase or sell securities for one portfolio and not another portfolio, or can take similar action for two portfolios at different times, even if the portfolios have the same investment objective and permissible investments.

         Potential conflicts of interest may arise when allocating and/or aggregating trades for funds with a performance fee and those without a performance fee. IMCO often will aggregate multiple orders for the same security for different mutual funds into one single order. To address these potential conflicts of interest, IMCO has adopted detailed procedures regarding the allocation of client orders, and such transactions must be allocated to funds in a fair and equitable manner.

         The performance of each Fund is also periodically reviewed by IMCO's Investment Strategy Committee (ISC), and portfolio managers have the opportunity to explain the reasons underlying a Fund's performance. The ISC and the Board of Directors of USAA Tax Exempt Fund, Inc. also routinely review and compare the perform-ance of the California Funds with the performance of other funds with the same investment objectives and permissible investments.

         As discussed above, IMCO has policies and procedures designed to seek to minimize potential conflicts of interest arising from portfolio managers advising multiple funds. The Mutual Funds compliance department monitors a variety of areas to ensure compliance with the USAA Funds Compliance Program written procedures, including monitoring each fund's compliance with its investment restrictions and guidelines, and monitoring and periodically reviewing or testing transactions made on behalf of multiple funds to seek to ensure compliance with the USAA Funds Compliance Program written policies and procedures.

COMPENSATION

IMCO's compensation structure includes a base salary and an incentive component. The portfolio managers are officers of IMCO and their base salary is determined by the salary range for their official position, which is influenced by market and competitive considerations. The base salary is fixed but can change each year as a result of the portfolio manager's annual evaluation or if the portfolio manager is promoted. Each portfolio manager also is eligible to receive an incentive payment based on the performance of the Fund(s) managed by the portfolio manager compared to each Fund's comparative ranking against all funds within the appropriate Lipper category, or for money market funds within the appropriate iMoney Net, Inc. category. Each fixed income fund, except for the money market funds, has a performance fee component to the advisory fee earned by IMCO. The performance fee adjustment for these Funds is based on the Fund's relative performance compared to the appropriate Lipper index, rather than the Fund's ranking against all funds in its Lipper category. Portfolio managers will receive incentive payments under this plan only if the Funds they manage are at or above the 50th percentile compared to their industry peers, and the incentive payment increases the higher the Fund's relative ranking in its peer universe. In determining the incentive payment of a portfolio manager who manages more than one Fund, IMCO considers the relative performance of each Fund in proportion to the total assets managed by the portfolio manager.

         In addition to salary and incentive payments, portfolio managers also participate in other USAA benefits to the same extent as other employees. Also, USAA has established certain supplemental retirement programs and bonus program available to all officers of USAA-affiliated companies.

PORTFOLIO OWNERSHIP

Because the California Funds can only be offered for sale to California residents, as of the fiscal year ended March 31, 2005, the Funds' portfolio managers did not beneficially own any securities of these Funds.

                          PORTFOLIO HOLDINGS DISCLOSURE

The Company's Board of Directors has adopted a policy on selective disclosure of portfolio holdings. The Company's policy is to protect the confidentiality of each Fund's portfolio holdings and prevent the selective disclosure of material non-public information about the identity of such holdings. To prevent the selective disclosure of portfolio holdings of the Funds, the general policy of the Funds is to not disclose any portfolio holdings of the Funds, other than the portfolio holdings filed with the SEC on Form N-CSR (I.E., annual and semiannual reports) and Form N-Q (I.E., quarterly portfolio holdings reports), and any portfolio holdings made available on USAA.COM. This general policy shall not apply, however, in the following instances:

         * Where the person to whom the disclosure is made owes a fiduciary or other duty of trust or confidence to the Funds (E.G., auditors, attorneys, and Access Persons under the Funds' Joint Code of Ethics);

         * Where the person has a valid reason to have access to the portfolio holdings information and has agreed not to disclose or misuse the information (E.G., custodians, accounting agents, securities lending agents, subadvisers, rating agencies, mutual fund evaluation services, such as Lipper, and proxy voting agents);

         * As disclosed in this SAI; and

         * As required by law or a regulatory body.

         If portfolio holdings are released pursuant to an ongoing arrangement with any party that owes a fiduciary or other duty of trust or confidence to a Fund or has a valid reason to have access to the portfolio holdings information and has agreed not to disclose or misuse the information, the Fund must have a legitimate business purpose for doing so, and neither the Fund, nor the Manager or its affiliates, may receive any compensation in connection with an arrangement to make available information about the Fund's portfolio holdings. If the applicable conditions set forth above are satisfied, the Fund may distribute portfolio holdings to mutual fund evaluation services such as Lipper Inc. and broker-dealers that may be used by the Fund, for the purpose of efficient trading and receipt of relevant research. In providing this information to broker-dealers, reasonable precautions are taken to avoid any potential misuse of the disclosed information.

         The Fund also may disclose any and all portfolio information to its service providers and others who generally need access to such information in the performance of their contractual duties and responsibilities and are subject to duties of confidentiality, including a duty not to trade on non-public information, imposed by law and/or agreement. These service providers include each Fund's custodian, auditors, attorneys, investment adviser and subadviser(s), administrator, and each of their respective affiliates and advisers.

         Any person or entity that does not have a previously approved ongoing arrangement to receive non-public portfolio holdings information and seeks a Fund's portfolio holdings information that (i) has not been filed with the SEC, or (ii) is not available on USAA.COM, must submit its request in writing to the Fund's Chief Compliance Officer (CCO), or USAA Securities Counsel, who will make a determination whether disclosure of such portfolio holdings may be made and whether the relevant Fund needs to make any related disclosure in its SAI. A report will be made to each Fund's Board of Directors/Trustees at each quarterly meeting about (i) any determinations made by the CCO, Securities Counsel, pursuant to the procedures set forth in this paragraph, and (ii) any violations of the portfolio holdings policy.

         Each Fund intends to post its annual and semiannual reports, and quarterly schedules of portfolio holdings on usaa.com after these reports are filed with the Securities and Exchange Commission. In addition, the California Bond Fund intends to post its top ten holdings on USAA.COM 15 days following the end of each month.

         In order to address potential conflicts of interest between the interests of a Fund's shareholders, on the one hand, and the interests of the Fund's investment adviser, principal underwriter, or certain affiliated persons, on the other, the Funds have adopted the policies described above (i) prohibiting the receipt of compensation in connection with an arrangement to make available information about a Fund's portfolio holdings and (ii) requiring certain requests for non-public portfolio holdings information to be approved by the CCO or Securities Counsel, and then reported to the Fund's Board, including the Non Interested Directors.

                               GENERAL INFORMATION

CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company, P.O. Box 1713, Boston, Massachusetts 02105, is the custodian and accounting agent for the Funds. The custodian is responsible for, among other things, safeguarding and controlling the Company's cash and securities, handling the receipt and delivery of securities, and collecting interest on the Funds' investments. The accounting agent is responsible for, among other things, calculating the Funds' net asset value accurately and timely.

COUNSEL

Kirkpatrick & Lockhart Nicholson Graham LLP, 1800 Massachusetts Ave. NW, 2nd Floor, Washington, DC 200361221, will review certain legal matters for the Company in connection with the shares offered by the prospectus.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP, 1900 Frost Bank Tower, 100 West Houston Street, San Antonio, Texas 78205, is the current independent registered public accounting firm for the Funds. In this capacity, the firm is responsible for the audits of the annual financial statements of the Funds and reporting thereon.

              APPENDIX A - TAX-EXEMPT SECURITIES AND THEIR RATINGS

TAX-EXEMPT SECURITIES

Tax-exempt securities generally include debt obligations issued by states and their political subdivisions, and duly constituted authorities and corporations, to obtain funds to construct, repair or improve various public facilities such as airports, bridges, highways, hospitals, housing, schools, streets, and water and sewer works. Tax-exempt securities may also be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities.

         The two principal classifications of tax-exempt securities are "general obligations" and "revenue" or "special tax" bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue or special tax bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other tax, but not from general tax revenues. The Funds may also invest in tax-exempt industrial development revenue bonds, which in most cases are revenue bonds and generally do not have the pledge of the credit of the issuer. The payment of the principal and interest on such industrial development revenue bonds is dependent solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. There are, of course, many variations in the terms of, and the security underlying, tax-exempt securities. Short-term obligations issued by states, cities, municipalities or municipal agencies include tax anticipation notes, revenue anticipation notes, bond anticipation notes, construction loan notes, and short-term notes.

         The yields of tax-exempt securities depend on, among other things, general money market conditions, conditions of the tax-exempt bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of Moody's Investors Service (Moody's), Standard & Poor's Ratings Group (S&P), Fitch Ratings (Fitch), Dominion Bond Rating Service Limited (Dominion), and A.M. Best Co., Inc. (A.M. Best) represent their opinions of the quality of the securities rated by them. It should be emphasized that such ratings are general and are not absolute standards of quality. Consequently, securities with the same maturity, coupon, and rating may have different yields, while securities of the same maturity and coupon but with different ratings may have the same yield. It will be the responsibility of the Manager to appraise independently the fundamental quality of the tax-exempt securities included in a Fund's portfolio.

1. LONG-TERM DEBT RATINGS:

MOODY'S INVESTORS SERVICE

Aaa Obligations rated Aaa are judged to be of the best quality, with minimal credit risk.

Aa Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

NOTE: MOODY'S APPLIES NUMERICAL MODIFIERS 1, 2, AND 3 IN EACH GENERIC RATING CLASSIFICATION. THE MODIFIER 1 INDICATES THAT THE OBLIGATION RANKS IN THE HIGHER END OF ITS GENERIC RATING CATEGORY, THE MODIFIER 2 INDICATES A MID-RANGE RANKING, AND THE MODIFIER 3 INDICATES A RANKING IN THE LOWER END OF THAT GENERIC RATING CATEGORY.

STANDARD & POOR'S RATINGS GROUP (S&P)

 AAA An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is EXTREMELY STRONG.

 AA An obligation rated AA differs from the highest rated issues only in small degree. The obligor's capacity to meet its financial commitment on the obligation is VERY STRONG.

 A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still STRONG.

 BBB An obligation rated BBB exhibits ADEQUATE capacity to pay interest and repay principal. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

PLUS (+) OR MINUS (-): THE RATINGS FROM AA TO BBB MAY BE MODIFIED BY THE ADDITION OF A PLUS OR MINUS SIGN TO SHOW RELATIVE STANDING WITHIN THE MAJOR RATING CATEGORIES.

FITCH RATINGS

 AAA Highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

 AA Very high credit quality. "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

DOMINION BOND RATING SERVICE LIMITED

As is the case with all Dominion rating scales, long-term debt ratings are meant to give an indication of the risk that the borrower will not fulfill its full obligations in a timely manner with respect to both interest and principal commitments. Dominion ratings do not take factors such as pricing or market risk into consideration and are expected to be used by purchasers as one part of their investment process. Every Dominion rating is based on quantitative and qualitative considerations that are relevant for the borrowing entity.

 AAA Bonds rated "AAA" are of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present that would detract from the performance of the entity, the strength of liquidity and coverage ratios is unquestioned, and the entity has established a creditable track record of superior performance. Given the extremely tough definition that Dominion has established for this category, few entities are able to achieve a AAA rating.

 AA Bonds rated "AA" are of superior credit quality, and protection of interest and principal is considered high. In many cases, they differ from bonds rated AAA only to a small degree. Given the extremely tough definition that Dominion has for the AAA category (which few companies are able to achieve), entities rated AA are also considered to be strong credits, which typically exemplify above-average strength in key areas of consideration and are unlikely to be significantly affected by reasonably foreseeable events.

 A Bonds rated "A" are of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than with AA rated entities. While a respectable rating, entities in the "A" category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher rated companies.

 BBB Bonds rated "BBB" are of adequate credit quality. Protection of interest and principal is considered adequate, but the entity is more susceptible to adverse changes in financial and economic conditions, or there may be other adversities present that reduce the strength of the entity and its rated securities.

NOTE: (HIGH/LOW) GRADES ARE USED TO INDICATE THE RELATIVE STANDING OF A CREDIT WITHIN A PARTICULAR RATING CATEGORY. THE LACK OF ONE OF THESE DESIGNATIONS INDICATES A RATING THAT IS ESSENTIALLY IN THE MIDDLE OF THE CATEGORY. NOTE THAT "HIGH" AND "LOW" GRADES ARE NOT USED FOR THE AAA CATEGORY.

A.M. BEST CO., INC.

A.M. Best's Long-Term Debt Rating (issue credit rating) is an opinion as to the issuer's ability to meet its financial obligations to security holders when due. There ratings are assigned to debt and preferred stock issues.

aaa      Assigned  to  issues,   where  the  issuer  has,  in  our  opinion,  an
         exceptional ability to meet the terms of the obligation.

aa Assigned to issues, where the issuer has, in our opinion, a very strong ability to meet the terms of the obligation.

a Assigned to issues, where the issuer has, in our opinion, a strong ability to meet the terms of the obligation.

bbb Assigned to issues, where the issuer has, in our opinion, an adequate ability to meet the terms of the obligation; however, is more susceptible to changes in economic or other conditions.

RATINGS FROM "AA" TO "BBB" MAY BE ENHANCED WITH A "+" (PLUS) OR "-" (MINUS) TO INDICATE WHETHER CREDIT QUALITY IS NEAR THE TOP OR BOTTOM OF A CATEGORY.

2. SHORT-TERM DEBT RATINGS:

MOODY'S STATE AND TAX-EXEMPT NOTES

MIG-1 This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG-2 This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG-3 This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG       This  designation  denotes   speculative-grade   credit  quality.  Debt
         instruments in this category may lack sufficient margins of protection.

MOODY'S COMMERCIAL PAPER

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

         * Leading market positions in well-established industries.
         * High rates of return on funds employed.
         * Conservative capitalization structures with moderate reliance on debt and ample asset protection.
         * Broad margins in earning coverage of fixed financial charges and high internal cash generation.
         * Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

S&P TAX-EXEMPT NOTES

SP-1 Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2     Satisfactory  capacity  to  pay  principal  and  interest,   with  some
         vulnerability to adverse financial and economic changes over the term of the notes.

S&P COMMERCIAL PAPER

A-1 This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

FITCH'S COMMERCIAL PAPER, CERTIFICATES OF DEPOSIT, AND TAX-EXEMPT NOTES

F1 HIGHEST CREDIT QUALITY. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit features.

F2 GOOD CREDIT QUALITY. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 FAIR CREDIT QUALITY. The capacity for timely payment of financial commitments is adequate; however, near- term adverse changes could result in a reduction to non-investment grade.

DOMINION COMMERCIAL PAPER

R-1 (high)    Short-term  debt  rated  "R-1  (high)"  is of the  highest  credit quality,  and  indicates  an entity  that  possesses  unquestioned ability to repay current  liabilities  as they fall due.  Entities
              rated  in  this  category   normally   maintain  strong  liquidity
              positions,  conservative debt levels and  profitability,  which is both stable and above average. Companies achieving an "R-1 (high)"
              rating  are  normally  leaders  in  structurally   sound  industry
              segments with proven track records, sustainable positive future results and no substantial qualifying negative factors. Given the extremely tough definition, which Dominion has established for an "R-1 (high)," few entities are strong enough to achieve this rating.

R-1 (middle)  Short-term debt rated "R-1 (middle)" is of superior credit quality and,  in most  cases,  ratings in this  category  differ from "R-1
              (high)" credits to only a small degree. Given the extremely tough definition, which Dominion has for the "R-1 (high)" category (which few companies are able to achieve), entities rated "R-1 (middle)" are also considered strong credits which typically exemplify above average strength in key areas of consideration for debt protection.

R-1 (low)     Short-term  debt  rated  "R-1  (low)"  is of  satisfactory  credit quality. The overall strength and outlook for key liquidity, debt and profitability ratios is not normally as favorable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors that exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.

R-2 (high),
R-2 (middle),
R-2 (low)     Short-term  debt rated  "R-2" is of  adequate  credit  quality and within the three subset grades, debt protection ranges from having reasonable  ability  for  timely  repayment  to a level,  which is considered  only just  adequate.  The liquidity and debt ratios of entities in the "R-2" classification are not as strong as those in the "R-1" category, and the past and future trend may suggest some risk of
              maintaining the strength of key ratios in these areas. Alternative sources of liquidity support are considered satisfactory; however,
              even  the  strongest   liquidity  support  will  not  improve  the
              commercial paper rating of the issuer.  The size of the entity may restrict  its  flexibility,  and  its  relative  position  in  the
              industry  is  not   typically  as  strong  as  an  "R-1   credit."
              Profitability trends, past and future, may be less favorable, earnings not as stable, and there are often negative qualifying factors present, which could also make the entity more vulnerable to adverse changes in financial and economic conditions.

R-3 (high),
R-3 (middle),
R-3 (low)     Short-term debt rated "R-3" is  speculative,  and within the three subset grades, the capacity for timely payment ranges from mildly speculative to doubtful. "R-3" credits tend to have weak liquidity and debt ratios, and the future trend of these ratios is also unclear. Due to its speculative nature, companies with "R-3" ratings would normally have very limited access to alternative sources of liquidity. Earnings would typically be very unstable, and the level of overall profitability of the entity is also likely to be low. The industry environment may be weak, and strong negative qualifying factors are also likely to be present.

NOTE: ALL THREE DOMINION RATING CATEGORIES FOR SHORT-TERM DEBT USE "HIGH," "MIDDLE," OR "LOW" AS SUBSET GRADES TO DESIGNATE THE RELATIVE STANDING OF THE CREDIT WITHIN A PARTICULAR RATING CATEGORY.

A.M. BEST

AMB-1+ Assigned to issues, where the issuer has, in our opinion, the strongest ability to repay short-term debt obligations.

AMB-1    Assigned  to  issues,   where  the  issuer  has,  in  our  opinion,  an
         outstanding ability to repay short-term debt obligations.

AMB-2    Assigned  to  issues,   where  the  issuer  has,  in  our  opinion,   a
         satisfactory ability to repay short-term debt obligations.

AMB-3 Assigned to issues, where the issuer has, in our opinion, an adequate ability to repay short-term debt obligations; however, adverse economic conditions will likely lead to a reduced capacity to meet its financial commitments on shorter debt obligations.

14356-0805

                                     Part B

                  Statement of Additional Information for the
                               New York Bond and
                          New York Money Market Funds

[USAA EAGLE
 LOGO (R)] USAA                                          STATEMENT OF
           TAX EXEMPT                                    ADDITIONAL INFORMATION
           FUND, INC.                                    AUGUST 1, 2005

                           USAA TAX EXEMPT FUND, INC.
                                 NEW YORK FUNDS
--------------------------------------------------------------------------------

USAA TAX EXEMPT FUND, INC. (the Company) is a registered investment company offering shares of ten no-load mutual funds, two of which are described in this Statement of Additional Information (SAI): the New York Bond Fund and New York Money Market Fund (collectively, the Funds or the New York Funds). Each Fund is classified as diversified and has a common investment objective of providing New York investors with a high level of current interest income that is exempt from federal income taxes and New York State and New York City personal income taxes. The New York Money Market Fund has a further objective of preserving capital and maintaining liquidity.

         You may obtain a free copy of the Prospectus dated August 1, 2005, for the New York Funds by writing to USAA Tax Exempt Fund, Inc., 9800 Fredericksburg Road, San Antonio, TX 78288, or by calling toll free 1-800-531-8181. The Prospectus provides the basic information you should know before investing in the Funds. This SAI is not a Prospectus and contains information in addition to and more detailed than that set forth in the Prospectus. It is intended to provide you with additional information regarding the activities and operations of the Company and the Funds, and should be read in conjunction with the Prospectus.

         The financial statements of the Funds and the Independent Registered Public Accounting Firm's Report thereon for the fiscal year ended March 31, 2005, are included in the accompanying annual report to shareholders of that date and are incorporated herein by reference.

--------------------------------------------------------------------------------

                                TABLE OF CONTENTS
     PAGE

     2        Valuation of Securities
     3        Conditions of Purchase and Redemption
     3        Additional Information Regarding Redemption of Shares
     4        Investment Plans
     5        Investment Policies
     13       Investment Restrictions
     14       Special Risk Considerations
     21       Portfolio Transactions
     23       Fund History and Description of Shares
     24       Certain Federal Income Tax Considerations
     26       Directors and Officers of the Company
     32       The Company's Manager
     36       Portfolio Manager Disclosure
     37       Portfolio Holdings Disclosure
     38       General Information
     38       Appendix A - Tax-Exempt Securities and Their Ratings

                             VALUATION OF SECURITIES

Shares of each Fund are offered on a continuing, best-efforts basis through USAA Investment Management Company (IMCO or the Manager). The offering price for shares of each Fund is equal to the current net asset value (NAV) per share. The NAV per share of each Fund is calculated by adding the value of all its portfolio securities and other assets, deducting its liabilities, and dividing by the number of shares outstanding.

         A Fund's NAV per share is calculated each day, Monday through Friday, except days on which the New York Stock Exchange (NYSE) is closed. The NYSE currently is scheduled to be closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Each Fund reserves the right to calculate the NAV per share on a business day that the NYSE is closed.

         The investments of the NEW YORK BOND FUND are generally traded in the over-the-counter market and are valued each business day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sale price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity and type;
indications as to values from dealers in securities; and general market conditions. Investments in open-end investment companies are valued at their net asset value at the end of each business day. Futures contract are valued at the last quoted sales price. Securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

         Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of a Fund's shares, are valued in good faith by the Manager at fair value using valuation procedures approved by the Board of Directors. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause a Fund's NAV to be more reliable than it otherwise would be.

          Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotations systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

         The value of the NEW YORK MONEY MARKET FUND'S securities is stated at amortized cost, which approximates market value. This involves valuing a security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates. While this method provides certainty in valuation, it may result in periods during which the value of an instrument, as determined by amortized cost, is higher or lower than the price the Fund would receive upon the sale of the instrument.

         The valuation of the New York Money Market Fund's portfolio instruments based upon their amortized cost is subject to the Fund's adherence to certain procedures and conditions. Consistent with regulatory requirements, the Manager will only purchase securities with remaining maturities of 397 days or less and will maintain a dollar-weighted average portfolio maturity of no more than 90 days. The Manager will invest only in securities that have been determined to present minimal credit risk and that satisfy the quality and diversification requirements of applicable rules and regulations of the Securities and Exchange Commission (SEC).

         The Board of Directors has established procedures designed to stabilize the New York Money Market Fund's price per share, as computed for the purpose of sales and redemptions, at $1. There can be no assurance, however, that the Fund will at all times be able to maintain a constant $1 NAV per share. Such procedures include review of the Fund's holdings at such intervals as is deemed appropriate to determine whether the Fund's NAV calculated by using available market quotations deviates from $1 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing shareholders. In the event that it is determined that such a devi-ation exists, the Board of Directors will take such corrective action as it regards as necessary and appropriate. Such action may include, among other options, selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, or establishing an NAV per share by using available market quotations.

                      CONDITIONS OF PURCHASE AND REDEMPTION

NONPAYMENT

If any order to purchase shares is canceled due to nonpayment or if the Trust does not receive good funds either by check or electronic funds transfer, USAA Shareholder Account Services (Transfer Agent) will treat the cancellation as a redemption of shares purchased, and you will be responsible for any resulting loss incurred by the Fund or the Manager. If you are a shareholder, the Transfer Agent can redeem shares from your account(s) as reimbursement for all losses. In addition, you may be prohibited or restricted from making future purchases in any of the USAA family of funds. A $25 fee is charged for all returned items, including checks and electronic funds transfers.

TRANSFER OF SHARES

You may transfer Fund shares to another person by sending written instructions to the Transfer Agent. The account must be clearly identified, and you must include the number of shares to be transferred, the signatures of all registered owners, and all stock certificates, if any, which are the subject of transfer. You also need to send written instructions signed by all registered owners and supporting documents to change an account registration due to events such as marriage or death. If a new account needs to be established, you must complete and return an application to the Transfer Agent.

              ADDITIONAL INFORMATION REGARDING REDEMPTION OF SHARES

The value of your investment at the time of redemption may be more or less than the cost at purchase, depending on the value of the securities held in each Fund's portfolio. Requests for redemption that are subject to any special conditions or which specify an effective date other than as provided herein cannot be accepted. A gain or loss for tax purposes may be realized on the sale of shares of a Fund, depending upon the price when redeemed.

         The Board of Directors may cause the redemption of an account with a balance of less than 50 shares provided (1) the value of the account has been reduced, for reasons other than market action, below the minimum initial investment in such Fund at the time of the establishment of the account, (2) the account has remained below the minimum level for six months, and (3) 60 days' prior written notice of the proposed redemption has been sent to you. Shares will be redeemed at the NAV on the date fixed for redemption by the Board of Directors. Prompt payment will be made by mail to your last known address.

         The Company reserves the right to suspend the right of redemption or postpone the date of payment (1) for any periods during which the NYSE is closed, (2) when trading in the markets the Company normally utilizes is restricted, or an emergency exists as determined by the SEC so that disposal of the Company's investments or determination of its NAV is not reasonably practicable, or (3) for such other periods as the SEC by order may permit for protection of the Company's shareholders.

         For the mutual  protection  of the investor and the Funds,  the Company may require a signature guarantee. If required, EACH signature on the account registration must be guaranteed. Signature guarantees are acceptable from FDIC member banks, brokers, dealers, municipal securities dealers, municipal securities brokers, government securities dealers, government securities brokers, credit unions, national securities exchanges, registered securities associations, clearing agencies, and savings associations. A signature guarantee for active duty military personnel stationed abroad may be provided by an officer of the United States Embassy or Consulate, a staff officer of the Judge Advocate General, or an individual's commanding officer.

REDEMPTION BY CHECK

Shareholders in the New York Money Market Fund may request that checks be issued for their account. CHECKS MUST BE WRITTEN IN AMOUNTS OF AT LEAST $250.

         Checks issued to shareholders of the Fund will be sent only to the person in whose name the account is registered. The checks must be manually signed by the registered owner(s) exactly as the account is registered. For joint accounts the signature of either or both joint owners will be required on the check, according to the election made on the signature card. You will continue to earn dividends until the shares are redeemed by the presentation of a check.

         When a check is presented to the Transfer Agent for payment, a sufficient number of full and fractional shares from your account will be redeemed to cover the amount of the check. If the account balance is not adequate to cover the amount of a check, the check will be returned unpaid. Because the value of each account changes as dividends are accrued on a daily basis, checks may not be used to close an account.

         The checkwriting privilege is subject to the customary rules and regulations of Boston Safe Deposit and Trust Company, an affiliate of Mellon Bank, N.A., (Boston Safe) governing checking accounts. There is no charge to you for the use of the checks or for subsequent reorders of checks.

         The Company reserves the right to assess a processing fee against your account for any redemption check not honored by a clearing or paying agent. Currently, this fee is $25 and is subject to change at any time. Some examples of such dishonor are improper endorsement, checks written for an amount less than the minimum check amount, and insufficient or uncollectible funds.

         The Company, the Transfer Agent, and Boston Safe each reserves the right to change or suspend the checkwriting privilege upon 30 days' written notice to participating shareholders.

         You may request that the Transfer Agent stop payment on a check. The Transfer Agent will use its best efforts to execute stop payment instructions, but does not guarantee that such efforts will be effective. The Transfer Agent will charge you $20 for each stop payment you request.

REDEMPTION BY BILL PAY

Shareholders in the New York Money Market Fund may request through USAA.COM that their money market account be debited to pay certain USAA bills for which they are personally obligated to pay. USAA Bill Pay will not allow shareholders to make payments on bills for which they are not obligated to pay. Consent of joint account owners is not required to pay bills that an individual shareholder is solely and personally obligated to pay.

                                INVESTMENT PLANS

The Company makes available the following investment plans to shareholders of the Funds. At the time you sign up for any of the following investment plans that utilize the electronic funds transfer service, you will choose the day of the month (the effective date) on which you would like to regularly purchase shares. When this day falls on a weekend or holiday, the electronic transfer will take place either on the business day immediately before or after the effective date. You may terminate your participation in a plan at any time. Please call the Manager for details and necessary forms or applications.

AUTOMATIC PURCHASE OF SHARES

INVESTRONIC(R) - The regular purchase of additional shares through electronic funds transfer from a checking or savings account. You may invest as little as $50 per month.

DIRECT PURCHASE SERVICE - The periodic purchase of shares through electronic funds transfer from a nongovernmental employer, an income-producing investment, or an account with a participating financial institution.

DIRECT DEPOSIT PROGRAM - The monthly transfer of certain federal benefits to directly purchase shares of a USAA mutual fund. Eligible federal benefits include: Social Security, Supplemental Security Income, Veterans Compensation and Pension, Civil Service Retirement Annuity, and Civil Service Survivor Annuity.

GOVERNMENT ALLOTMENT - The transfer of military pay by the U.S. Government Finance Center for the purchase of USAA mutual fund shares.

AUTOMATIC PURCHASE PLAN - The periodic transfer of funds from a USAA money market fund to purchase shares in another non-money market USAA mutual fund. There is a minimum investment required for this program of $5,000 in the money market fund, with a monthly transaction minimum of $50.

BUY/SELL SERVICE - The intermittent purchase or redemption of shares through electronic funds transfer to or from a checking or savings account. You may initiate a "buy" or "sell" whenever you choose.

DIRECTED DIVIDENDS - If you own shares in more than one of the Funds in the USAA family of funds, you may direct that dividends and/or capital gain distributions earned in one fund be used to purchase shares automatically in another fund.

         Participation in these systematic purchase plans allows you to engage in dollar-cost averaging.

SYSTEMATIC WITHDRAWAL PLAN

If you own shares with a value of $5,000 or more in a single investment account (accounts in different Funds cannot be aggregated for this purpose), you may request that enough shares to produce a fixed amount of money be liquidated from the account monthly, or quarterly, or annually. The amount of each withdrawal must be at least $50. Using the electronic funds transfer service, you may choose to have withdrawals electronically deposited at your bank or other financial institution. You may also elect to have checks made payable to an entity unaffiliated with United Services Automobile Association (USAA). You also may elect to have such withdrawals invested in another USAA Fund.

         This plan may be initiated by depositing shares worth at least $5,000 with the Transfer Agent and by completing the Systematic Withdrawal Plan application, which may be requested from the Manager. You may terminate participation in the plan at any time. You are not charged for withdrawals under the Systematic Withdrawal Plan. The Company will not bear any expenses in administering the plan beyond the regular transfer agent and custodian costs of issuing and redeeming shares. The Manager will bear any additional expenses of administering the plan.

         Withdrawals will be made by redeeming full and fractional shares on the date you select at the time the plan is established. Withdrawal payments made under this plan may exceed dividends and distributions and, to this extent, will involve the use of principal and could reduce the dollar value of your investment and eventually exhaust the account. Reinvesting dividends and distributions helps replenish the account. Because share values and net investment income can fluctuate, you should not expect withdrawals to be offset by rising income or share value gains.

         Each redemption of shares of a Fund may result in a gain or loss, which must be reported on your income tax return. Therefore, you should keep an accurate record of any gain or loss on each withdrawal.

                               INVESTMENT POLICIES

The sections captioned WHAT ARE EACH FUND'S INVESTMENT OBJECTIVES AND PRINCIPAL STRATEGIES? and FUND INVESTMENTS in the prospectus describe the fundamental investment objective(s) and the investment policies applicable to each Fund. There can, of course, be no assurance that each Fund will achieve its investment objective(s). Each Fund's objective(s) cannot be changed without shareholder approval. The following is provided as additional information.

TEMPORARY DEFENSIVE POLICY

Each Fund may on a temporary basis because of market, economic, political, or other conditions invest up to 100% of its assets in short-term securities whether or not they are exempt from federal and New York State and New York City income tax. Such taxable securities may consist of obligations of the U.S. government, its agencies or instrumentalities, and repurchase agreements secured by such instruments; certificates of deposit of domestic banks having capital, surplus, and undivided profits in excess of $100 million; banker's acceptances of similar banks; commercial paper; and other corporate debt obligations.

CALCULATION OF DOLLAR WEIGHTED AVERAGE PORTFOLIO MATURITIES

Dollar weighted average portfolio maturity is derived by multiplying the value of each debt instrument by the number of days remaining to its maturity, adding the results of these calculations, and then dividing the total by the value of the Fund's debt instruments. An obligation's maturity is typically determined on a stated final maturity basis, although there are some exceptions to this rule.

         With respect to obligations held by the New York Bond Fund, if it is probable that the issuer of an instrument will take advantage of a maturity-shortening device, such as a call, refunding, or redemption provision, the date on which the instrument will probably be called, refunded, or redeemed may be considered to be its maturity date. Also, the maturities of securities subject to sinking fund arrangements are determined on a weighted average life basis, which is the average time for principal to be repaid. The weighted average life of these securities is likely to be substantially shorter than their stated final maturity. In addition, for purposes of the Fund's investment policies, an instrument will be treated as having a maturity earlier than its stated maturity date if the instrument has technical features such as puts or demand features that, in the judgment of the Manager, will result in the instrument being valued in the market as though it has the earlier maturity.

         Finally, for purposes of calculating the weighted average portfolio maturity of the Fund, the maturity of a debt instrument with a periodic interest reset date will be deemed to be the next reset date, rather than the remaining stated maturity of the instrument if, in the judgment of the Manager, the periodic interest reset features will result in the instrument being valued in the market as though it has the earlier maturity.

         The New York Money Market Fund will determine the maturity of an obligation in its portfolio in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended (1940 Act).

PERIODIC AUCTION RESET BONDS

The New York Bond Fund's assets may be invested in tax-exempt periodic auction reset bonds. Periodic auction reset bonds are bonds whose interest rates are reset periodically through an auction mechanism. For purposes of calculating the weighted average portfolio maturity of the Fund, the maturity of periodic auction reset bonds will be deemed to be the next interest reset date, rather than the remaining stated maturity of the instrument.

         Periodic auction reset bonds, similar to short-term debt instruments, are generally subject to less interest rate risk than long-term fixed rate debt instruments because the interest rate will be periodically reset in a market auction. Periodic auction reset bonds with a long remaining stated maturity (I.E., ten years or more), however, could have greater market risk than fixed short-term debt instruments, arising from the possibility of auction failure or insufficient demand at an auction, resulting in greater price volatility of such instruments compared to fixed short-term bonds.

DIVERSIFICATION

Each Fund intends to be diversified as defined in the 1940 Act and to satisfy the restrictions against investing too much of its assets in any "issuer" as set forth in the prospectus. In implementing this policy, the identification of the issuer of a municipal security depends on the terms and conditions of the security. When the assets and revenues of an agency, authority, instrumentality, or other political subdivision are separate from those of the government creating it and the security is backed only by the assets and revenues of the subdivision, agency, authority, or instrumentality, the latter would be deemed to be the sole issuer. Similarly, if an industrial development bond is backed only by the assets and revenues of the non-government user, then that user would be deemed to be the sole issuer. However, if in either case the creating government or some other entity guarantees a security, the guarantee would be considered a separate security and would be treated as an issue of that government or other entity.

SECTION 4(2) COMMERCIAL PAPER AND RULE 144A SECURITIES

Each Fund may invest in commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933, as amended (1933 Act) (Section 4(2) Commercial Paper).
Section 4(2) Commercial Paper is restricted as to disposition under the federal securities laws; therefore, any resale of Section 4(2) Commercial Paper must be effected in a transaction exempt from registration under the 1933 Act. Section 4(2) Commercial Paper is normally resold to other investors through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) Commercial Paper, thus providing liquidity.

         Each Fund may also purchase restricted securities eligible for resale to "qualified institutional buyers" pursuant to Rule 144A under the 1933 Act (Rule 144A Securities). Rule 144A provides a non-exclusive safe harbor from the registration requirements of the 1933 Act for resales of certain securities to institutional investors.

LIQUIDITY DETERMINATIONS

The Board of Directors has adopted guidelines pursuant to which municipal lease obligations, Section 4(2) Commercial Paper, Rule 144A Securities, certain restricted debt securities that are subject to put or demand features exercisable within seven days (Demand Feature Securities) and other securities (whether registered or not) that may be considered illiquid before or after purchase due to issuer bankruptcy, delisting, thin or no trading, SEC guidance, or similar factors (other securities) may be determined to be liquid for purposes of complying with SEC limitations applicable to each Fund's investments in illiquid securities. In determining the liquidity of municipal lease obligations, Section 4(2) Commercial Paper, Rule 144A Securities, and other securities the Manager will, among other things, consider the following factors established by the Board of Directors: (1) the frequency of trades and quotes for the security, (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers, (3) the willingness of dealers to undertake to make a market in the security, and (4) the nature of the security and the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer. Additional factors considered by the Manager in determining the liquidity of a municipal lease obligation are: (1) whether the lease obligation is of a size that will be attractive to institutional investors, (2) whether the lease obligation contains a non-appropriation clause and the likelihood that the obligor will fail to make an appropriation therefor, and (3) such other factors as the Manager may determine to be relevant to such determination. In determining the liquidity of Demand Feature Securities, the Manager will evaluate the credit quality of the party (the Put Provider) issuing (or guaranteeing performance on) the put or demand feature of the Demand Feature Securities. In evaluating the credit quality of the Put Provider, the Manager will consider all factors that it deems indicative of the capacity of the Put Provider to meet its obligations under the Demand Feature Securities based upon a review of the Put Provider's outstanding debt and financial statements and general economic conditions.

ILLIQUID SECURITIES

Up to 15% of the New York Bond Fund's net assets and up to 10% of the New York Money Market Fund's net assets may be invested in securities that are illiquid. Illiquid securities are those securities which cannot be disposed of in the ordinary course of business, seven days or less, at approximately the same value at which the Fund has valued the securities. Lease obligations and certain put bonds subject to restrictions on transfer may be determined to be liquid in accordance with the guidelines established by the Funds' Board of Directors.

ADJUSTABLE-RATE SECURITIES

Each Fund's assets may be invested in adjustable-rate securities. Similar to variable-rate demand notes, the interest rate on such securities is adjusted periodically to reflect current market conditions. Generally, the security's yield is based on a U.S. dollar-based interest rate benchmark such as the London Interbank Offered Rate (LIBOR) or the BMA Municipal Swap Index Yield (BMA). These interest rates are adjusted at a given time, such as weekly or monthly or upon change in the interest rate benchmark. The yields are closely correlated to changes in money market interest rates. However, these securities do not offer the right to sell the security at face value prior to maturity.

VARIABLE-RATE DEMAND NOTES

Each Fund's assets may be invested in tax-exempt securities, which provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. The effective maturity for these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements. These interest rate adjustments can both raise and lower the income generated by such securities. These changes will have the same effect on the income earned by the Fund depending on the proportion of such securities held.

         In the case of the New York Money Market Fund only, any variable rate instrument with a demand feature will be deemed to have a maturity equal to either the date on which the underlying principal amount may be recovered through demand or the next rate adjustment date consistent with applicable regulatory requirements.

ZERO COUPON BONDS

Each Fund's assets may be invested in zero coupon bonds. A zero coupon bond is a security that is sold at a deep discount from its face value, makes no periodic interest payments, and is redeemed at face value when it matures. The lump sum payment at maturity increases the price volatility of the zero coupon bond to changes in interest rates when compared to a bond that distributes a semiannual coupon payment. In calculating its dividend, each Fund records as income the daily amortization of the purchase discount.

SYNTHETIC INSTRUMENTS

Each Fund's assets may be invested in tender option bonds, bond receipts, and similar synthetic municipal instruments. A synthetic instrument is a security created by combining an intermediate or long-term municipal bond with a right to sell the instrument back to the remarketer or liquidity provider for repurchase on short notice. This right to sell is commonly referred to as a tender option. Usually, the tender option is backed by a conditional guarantee or letter of credit from a bank or other financial institution. Under its terms, the guarantee may expire if the municipality defaults on payments of interest or principal on the underlying bond, if the credit rating of the municipality is downgraded, or interest on the underlying bond loses its tax-exempt treatment. Synthetic instruments involve structural risks that could adversely affect the value of the instrument or could result in a Fund holding an instrument for a longer period of time than originally anticipated.

PUT BONDS

Each Fund may invest in tax-exempt securities (including securities with variable interest rates) that may be redeemed or sold back (put) to the issuer of the security or a third party prior to stated maturity (put bonds). Such securities will normally trade as if maturity is the earlier put date, even though stated maturity is longer. For the New York Bond Fund, maturity for put bonds is deemed to be the date on which the put becomes exercisable. Generally, maturity for put bonds for the New York Money Market Fund is determined as stated under Variable Rate Demand Notes.

LENDING OF SECURITIES

Each Fund may lend its securities in accordance with a lending policy that has been authorized by the Company's Board of Directors and implemented by the Manager. Securities may be loaned only to qualified broker-dealers or other institutional investors that have been determined to be creditworthy by the Manager. When borrowing securities from a Fund, the borrower will be required to maintain cash collateral with the Fund in an amount at least equal to the fair value of the borrowed securities. During the term of each loan, the Fund will be entitled to receive payments from the borrower equal to all interest and dividends paid on the securities during the term of the loan by the issuer of the securities. In addition, the Fund will invest the cash received as collateral in high-quality short-term instruments such as obligations of the U.S. government or of its agencies or instrumentalities or in repurchase agreements or shares of money market mutual funds, thereby earning additional income. Risks to a Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term instruments will be less than the amount of cash collateral required to be returned to the borrower.

         No loan of securities will be made if, as a result, the aggregate of such loans would exceed 33 1/3 % of the value of a Fund's total assets. The Fund may terminate a loan at any time.

REPURCHASE AGREEMENTS

Each Fund may invest up to 5% of its total assets in repurchase agreements. A repurchase agreement is a transaction in which a security is purchased with a simultaneous commitment to sell the security back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually not more than seven days from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the purchased security. A Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty. Thus, the obligation to the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by the underlying securities. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security. In these transactions, the securities purchased by a Fund will have a total value equal to or in excess of the amount of the repurchase obligation. If the seller defaults and the value of the underlying security declines, a Fund may incur a loss and may incur expenses in selling the collateral. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. Any investments in repurchase agreements will give rise to income which will not qualify as tax-exempt income when distributed by a Fund.

WHEN-ISSUED OR DELAYED-DELIVERY SECURITIES

Each Fund may invest in new issues of tax-exempt securities offered on a when-issued or delayed-delivery basis; that is, delivery of and payment for the securities take place after the date of the commitment to purchase, normally within 45 days. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the buyer enters into the commitment. A Fund may sell these securities before the settlement date if it is deemed advisable.

         Tax-exempt securities purchased on a when-issued or delayed-delivery basis are subject to changes in value in the same way as other debt securities held in a Fund's portfolio; that is, both generally experience appreciation when interest rates decline and depreciation when interest rates rise. The value of such securities will also be affected by the public's perception of the creditworthiness of the issuer and anticipated changes in the level of interest rates. Purchasing securities on a when-issued or delayed-delivery basis involves a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. To ensure that a Fund will be able to meet its obligation to pay for the when-issued or delayed-delivery securities at the time of settlement, the Fund will segregate cash or liquid securities at least equal to the amount of the when-issued or delayed-delivery commitments. The segregated securities are valued at market, and any necessary adjustments are made to keep the value of the cash and/or segregated securities at least equal to the amount of such commitments by the Fund. On the settlement date of the when-issued or delayed-delivery securities, the Fund will meet its obligations from then available cash, sale of segregated securities, sale of other securities, or from sale of the when-issued or delayed-delivery securities themselves (which may have a value greater or less than the Company's payment obligations).

MUNICIPAL LEASE OBLIGATIONS

Each Fund may invest in municipal lease obligations and certificates of participation in such obligations (collectively, lease obligations). A lease obligation does not constitute a general obligation of the municipality for which the municipality's taxing power is pledged, although the lease obligation is ordinarily backed by the municipality's covenant to budget for the payments due under the lease obligation.

         Certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease obligation payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. In evaluating a potential investment in such a lease obligation, the Manager will consider: (1) the credit quality of the obligor,
(2) whether the underlying property is essential to a governmental function, and
(3) whether the lease obligation contains covenants prohibiting the obligor from substituting similar property if the obligor fails to make appropriations for the lease obligation.

OTHER INVESTMENT COMPANIES

Each Fund may invest in securities issued by other investment companies that invest in eligible quality, short-term debt securities and seek to maintain a $1 NAV per share, I.E., "money market" funds. In addition, the New York Bond Fund may invest in securities issued by other non-money market investment companies (including exchange-traded funds) that invest in the types of securities in which the Fund itself is permitted to invest. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears in connection with its own operations. Each Fund's investments in securities issued by other investment companies is subject to statutory limitations prescribed by the 1940 Act.

DERIVATIVES

The New York Bond Fund may buy and sell certain types of derivatives, such as inverse floating rate securities, futures contracts, options on futures contracts, and swaps (each as described below) under circumstances in which such instruments are expected by the Manager to aid in achieving the Fund's investment objective. A Fund may also purchase instruments with characteristics of both futures and securities (E.G., debt instruments with interest and principal payments determined by reference to the value of a commodity or a currency at a future time) and which, therefore, possess the risks of both futures and securities investments.

         Derivatives, such as futures contracts, options on futures contracts, and swaps enable a Fund to take both "short" positions (positions which anticipate a decline in the market value of a particular asset or index) and "long" positions (positions which anticipate an increase in the market value of a particular asset or index). A Fund may also use strategies, which involve simultaneous short and long positions in response to specific market conditions, such as where the Manager anticipates unusually high or low market volatility.

         The Manager may enter into derivative positions for a Fund for either hedging or non-hedging purposes. The term hedging is applied to defensive strategies designed to protect a Fund from an expected decline in the market value of an asset or group of assets that the Fund owns (in the case of a short hedge) or to protect the Fund from an expected rise in the market value of an asset or group of assets which it intends to acquire in the future (in the case of a long or "anticipatory" hedge). Non-hedging strategies include strategies designed to produce incremental income or "speculative" strategies, which are undertaken to equitize the cash or cash equivalent portion of a Fund's portfolio or to profit from (i) an expected decline in the market value of an asset or group of assets which the Fund does not own or (ii) expected increases in the market value of an asset which it does not plan to acquire. Information about specific types of instruments is provided below.

INVERSE FLOATING RATE SECURITIES

We may invest up to 10% of the New York Bond Fund's net assets in municipal securities whose coupons vary inversely with changes in short-term tax-exempt interest rates and thus are considered a leveraged investment in an underlying municipal bond (or securities with similar economic characteristics). In creating such a security, a municipality issues a certain amount of debt and pays a fixed interest rate. A portion of the debt is issued as variable rate short-term obligations, the interest rate of which is reset at short intervals, typically seven days or less. The other portion of the debt is issued as inverse floating rate obligations, the interest rate of which is calculated based on the difference between a multiple of (approximately two times) the interest paid by the issuer and the interest paid on the short-term obligation. These securities present special risks for two reasons: (1) if short-term interest rates rise
(fall), the income the Fund earns on the inverse floating rate security will fall (rise); and (2) if long-term interest rates rise (fall) the value of the inverse floating rate security will fall (rise) more than the value of the underlying bond because of the leveraged nature of the investment. The Fund will seek to buy these securities at attractive values and yields that more than compensate the Fund for the securities' price volatility.

FUTURES CONTRACTS

The New York Bond Fund may use futures contracts to implement its investment strategy. Futures contracts are publicly traded contracts to buy or sell an underlying asset or group of assets, such as a currency or an index of securities, at a future time at a specified price. A contract to buy establishes a long position while a contract to sell establishes a short position.

         The purchase of a futures contract on a security or an index of securities normally enables a buyer to participate in the market movement of the underlying asset or index after paying a transaction charge and posting margin in an amount equal to a small percentage of the value of the underlying asset or index. A Fund will initially be required to deposit with the Company's custodian or the futures commission merchant effecting the futures transaction an amount of "initial margin" in cash or securities, as permitted under applicable regulatory policies.

         Initial margin in futures transactions is different from margin in securities transactions in that the former does not involve the borrowing of funds by the customer to finance the transaction. Rather, the initial margin is like a performance bond or good faith deposit on the contract. Subsequent payments (called "maintenance or variation margin") to and from the broker will be made on a daily basis as the price of the underlying asset fluctuates. This process is known as "marking to market." For example, when a Fund has taken a long position in a futures contract and the value of the underlying asset has risen, that position will have increased in value and the Fund will receive from the broker a maintenance margin payment equal to the increase in value of the underlying asset. Conversely, when a Fund has taken a long position in a futures contract and the value of the underlying instrument has declined, the position would be less valuable, and the Fund would be required to make a maintenance margin payment to the broker.

         At any time prior to expiration of the futures contract, a Fund may elect to close the position by taking an opposite position that will terminate the Fund's position in the futures contract. A final determination of maintenance margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain. While futures contracts with respect to securities do provide for the delivery and acceptance of such securities, such delivery and acceptance are seldom made.

COVER

Transactions using certain derivative instruments expose a Fund to an obligation to another party. A Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies or other options, futures contracts or forward contracts, or (2) cash or liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. Each Fund will comply with Securities and Exchange Commission guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash or liquid assets in the prescribed amount as determined daily.

         Assets used as cover or held in an account cannot be sold while the position in the corresponding derivative instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Fund's assets to cover in accounts could impede portfolio management or a Fund's ability to meet redemption requests or other current obligations.

OPTIONS ON FUTURES CONTRACTS

The New York Bond Fund may invest in options on futures contracts to implement its investment strategy. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option.

LIMITATIONS AND RISKS OF OPTIONS ON FUTURES AND FUTURES ACTIVITY

As noted above, the New York Bond Fund may engage in both hedging and non-hedging strategies. Although effective hedging can generally capture the bulk of a desired risk adjustment, no hedge is completely effective. The Fund's ability to hedge effectively through transactions in futures and options depends on the degree to which price movements in the hedged asset correlate with price movements of the futures and options on futures.

         Non-hedging strategies typically involve special risks. The profitability of the Fund's non-hedging strategies will depend on the ability of the Manager to analyze both the applicable derivatives market and the market for the underlying asset or group of assets. Derivatives markets are often more volatile than corresponding securities markets and a relatively small change in the price of the underlying asset or group of assets can have a magnified effect upon the price of a related derivative instrument.

         Derivatives markets also are often less liquid than the market for the underlying asset or group of assets. Some positions in futures and options on futures may be closed out only on an exchange that provides a secondary market. There can be no assurance that a liquid secondary market will exist on futures for any particular futures contract or option on futures at any specific time. Thus, it may not be possible to close such an option or futures position prior to maturity. The inability to close options and futures positions also could have an adverse impact on the Fund's ability to effectively carry out its derivative strategies and might, in some cases, require the Fund to deposit cash to meet applicable margin requirements.

         Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

         If the Fund were unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

         Management of the Company has claimed an exclusion from the definition of "commodity pool operator" under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a commodity pool operator under that Act.

SWAP ARRANGEMENTS

The New York Bond Fund may enter into various forms of swap arrangements with counterparties with respect to interest rates, currency rates or indices, including purchase or caps, floors and collars as described below. In an interest rate swap the Fund could agree for a specified period to pay a bank or investment banker the floating rate of interest on a so-called notional principal amount (I.E., an assumed figure selected by the parties for this purpose) in exchange for agreement by the bank or investment banker to pay the Fund a fixed rate of interest on the notional principal amount. In a currency swap the Fund would agree with the other party to exchange cash flows based on the relative differences in values of a notional amount of two (or more) currencies; in an index swap, the Fund would agree to exchange cash flows on a notional amount based on changes in the values of the selected indices. The purchase of a cap entitles the purchaser to receive payments from the seller on a notional amount to the extent that the selected index exceeds an agreed upon interest rate or amount whereas the purchase of a floor entitles the purchaser to receive such payments to the extent the selected index falls below an agreed upon interest rate or amount. A collar combines buying a cap and selling a floor.

         The  New  York  Bond  Fund  may  enter  into  credit   protection  swap
arrangements involving the sale by the Fund of a put option on a debt security which is exercisable by the buyer upon certain events, such as a default by the referenced creditor on the underlying debt or a bankruptcy event of the creditor.

         Most swaps entered into by the Fund will be on a net basis. For example, in an interest rate swap, amounts generated by application of the fixed rate and floating rate to the notional principal amount would first offset one another, with the Fund either receiving or paying the difference between such amounts. In order to be in a position to meet any obligations resulting from swaps, the Fund will set up a segregated custodial account to hold liquid assets, including cash. For swaps entered into on a net basis, assets will be segregated having a daily NAV equal to any excess of the Fund's accrued obligations over the accrued obligations of the other party; for swaps on other than a net basis, assets will be segregated having a value equal to the total amount of the Fund's obligations. Collateral is treated as illiquid.

         These arrangements will be made primarily for hedging purposes, to preserve the return on an investment or on a portion of the Fund's portfolio. However, the Fund may, as noted above, enter into such arrangements for income purposes to the extent permitted by applicable law. In entering into a swap arrangement, the Fund is dependent upon the creditworthiness and good faith of the counterparty. The Fund will attempt to reduce the risk of nonperformance by the counterparty by dealing only with established, reputable institutions. The swap market is still relatively new and emerging; positions in swap contracts are generally illiquid and are not readily transferable to another counterparty. The use of interest rate swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Manager is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of the Fund would diminish compared with what it would have been if these investment techniques were not used. Moreover, even if the Manager is correct in its forecasts, there is a risk that the swap position may correlate imperfectly with the price of the asset or liability being hedged.

                             INVESTMENT RESTRICTIONS

The following investment restrictions have been adopted by the Company for each Fund. These restrictions may not be changed for any given Fund without approval by the lesser of (1) 67% or more of the voting securities present at a meeting of the Fund if more than 50% of the outstanding voting securities of the Fund are present or represented by proxy or (2) more than 50% of the Fund's outstanding voting securities. The investment restrictions of one Fund may be changed without affecting those of the other Fund.

Under the restrictions, each Fund may not:

  (1) borrow money, except for temporary or emergency purposes in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings);

  (2) pledge, mortgage, or hypothecate its assets to any extent greater than 10% of the value of its total assets;

  (3) purchase or retain securities of any issuer if any officer or Director of the Company or its Manager owns individually more than one-half of one percent (1/2%) of the securities of that issuer, and collectively the officers and Directors of the Company and Manager together own more than 5% of the securities of that issuer;

  (4) purchase any securities which would cause 25% or more of the value of that Fund's total assets at the time of such purchase to be invested in securities the interest upon which is derived from revenues or projects with similar characteristics, such as toll road revenue bonds, housing revenue bonds, electric power project revenue bonds, or in industrial revenue bonds which are based, directly or indirectly, on the credit of private entities of any one industry; provided that the foregoing limitation does not apply with respect to investments in U.S. Treasury Bills, other obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities, and, in the case of the New York Money Market Fund, certificates of deposit and banker's acceptances of domestic banks;

  (5)     invest in issuers for the purpose of exercising control or management;

  (6)     issue senior securities, except as permitted under the 1940 Act;

  (7) underwrite securities of other issuers, except to the extent that it may be deemed to act as a statutory under writer in the distribution of any restricted securities or not readily marketable securities;

  (8) purchase or sell real estate, but this shall not prevent investments in tax-exempt securities secured by real estate or interests therein;

  (9) lend any securities or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that this limitation does not apply to purchases of debt securities or to repurchase agreements;

  (10) purchase on margin or sell short; for purposes of this restriction the deposit or payment of initial or variation margin in connection with financial futures contracts or related options will not be deemed to be a purchase of securities on margin by a Fund;

  (11) purchase or sell commodities, except that the New York Bond Fund may invest in financial futures contracts, options thereon, and other similar instruments;

  (12) invest in put, call, straddle, or spread options or interests in oil, gas, or other mineral exploration or development programs, except that a Fund may write covered call options and purchase put options.

         Additionally, during normal market conditions, at least 80% of each Fund's annual income will be excludable from gross income for federal income tax purposes and the shares will also be exempt from the New York State and City personal income taxes; each Fund's net assets will consist of New York tax-exempt securities.

ADDITIONAL RESTRICTIONS

The following restrictions are not considered to be fundamental policies of the Funds. The Board of Directors may change these additional restrictions without notice to or approval by the shareholders.

Neither Fund will:

  (1)    invest  more than 15% (10% with  respect to the New York  Money  Market
         Fund) of the value of its net assets in illiquid securities, including repurchase agreements maturing in more than seven days; or

  (2) purchase any security while borrowings representing more than 5% of the Fund's total assets are outstanding.

                           SPECIAL RISK CONSIDERATIONS

SPECIAL CONSIDERATIONS RELATING TO NEW YORK MUNICIPAL OBLIGATIONS. Some of the significant financial considerations relating to a Fund's investments in New York Municipal Obligations are summarized below. This summary information is not intended to be a complete description and is principally derived from Annual Information Statement of the State of New York, dated May 4, 2005, the New York State 2005-2006 Enacted Budget Report ("Financial Plan"), the Financial Plan for the City of New York issued on January 27, 2005, the City of New York Executive Budget Fiscal Year 2006 issued on May 5, 2005 and certain other documents issued prior to the date of this SAI. The accuracy and completeness of the information contained in those reports have not been independently verified. The information contained in this section is intended to give a recent historical description and is not intended to indicate future or continuing trends in the financial or other positions of New York State and New York City. It should be noted that the creditworthiness of obligations issued by local New York issuers may be unrelated to the creditworthiness of obligations issued by New York State and New York City, and that there is no obligation on the part of New York State to make payment on such local obligations in the event of default.

         STATE ECONOMY. The state of New York ("State") is the third most populous state in the nation and has a relatively high level of personal wealth. The State's economy is diverse with a comparatively large share of the nation's financial activities, information, education and health services employment, and a very small share of the nation's farming and mining activity. The State's location and its airport facilities and natural harbors have made it an important link in international commerce. Travel and tourism constitute important parts of the economy. Like the rest of the nation, the State has a declining proportion of its workforce engaged in manufacturing, and an increasing proportion engaged in service industries. The State is likely to be less affected than the nation as a whole during an economic recession that is concentrated in manufacturing and construction, but likely to be more affected during a recession that is concentrated in the services sector. New York City, which is the most populous city in the nation and the center of the nation's largest metropolitan area, accounts for a large portion of the State's population and personal income.

         There can be no assurance that the State economy will not experience worse-than-predicted results in the 2005-06 fiscal year (April 1, 2005 through March 31, 2006) or subsequent fiscal years, with corresponding material and adverse effects on the State's projections of receipts and disbursements.

         The Financial Plan reports that the New York State economy continues to expand, as recent above-trend growth rates reinforce the strength of the New York State economy. The State is well on its way to a full recovery from the impact of the September 11, 2001 terrorist attack and reversing a several year trend where the State's job base was in decline. The employment forecast is expected to remain the same, with total and private nonfarm employment projected to grow 1.0 percent and 1.3 percent, respectively. Continued economic strength will help to sustain the housing market in 2005, although it will not be as robust as observed in 2004. Moreover, with the improvement in the equity markets towards the end of 2004, the securities industry experienced solid profit levels, though slightly less than 2003. Total New York wage and salary growth are predicted to remain constant at 4.9 percent, while personal income growth for 2005 has been revised to 5 percent due to revisions by the U.S. Bureau of Economic Analysis in the nonwage components of income.

         Many uncertainties exist in any forecast of the national and State economies. Given recent events, such uncertainties are particularly pronounced at this time (see "Special Considerations"). The State and City of New York are particularly vulnerable to an unexpectedly poor performance by the financial markets, which could reduce securities industry rates of profit and bonus payment growth, although it is anticipated that the impact of such an event would not begin to impact the local economy until the first quarter of 2006. In addition, higher energy prices, rising interest rates, and global instability may adversely impact the equity markets resulting in a disproportionate impact to the economy.

         STATE BUDGET. The State Constitution requires the Governor to annually submit to the State Legislature a balanced executive budget (the "Executive Budget") for the ensuing fiscal year which constitutes the proposed State financial plan for that fiscal year. New York State's fiscal year for 2005-06 runs from April 1, 2005 to March 31, 2006. The Legislature enacted appropriations for all State-sponsored, contingent-contractual, and certain other debt- service obligations for the entire 2005-06 fiscal year on March 8, 2005. The Legislature finalized the remaining appropriations and accompanying legislation which comprises the budget for the 2005-2006 fiscal year on March 31, 2005 and certain amendments to the 2005-2006 budget on April 12, 2005 (the "Enacted Budget").

         The Financial Plan projects a closing General Fund balance (the State's largest and principal operating fund), of $1.8 billion at the end of 2005-06 fiscal year. The General Fund closing balance projection consists of $872 million in the Tax Stabilization Reserve Fund (the State's "rainy day" fund), $21 million in the Contingency Reserve Fund (the State's litigation reserve), $601 million in the Fiscal Stability Reserve and $316 million in the Community Project Fund. The balance assumes improved economic performance and projected growth in personal income and sales taxes.

         Total General Fund receipts, and transfers from other funds are projected to be $46.8 billion in 2005-06, an increase of $3.0 billion from the $43.8 billion recorded in 2004-05. The increase largely reflects the impact of a significant revenue increase due to a variety of positive economic developments and tax stimuli. Total General Fund disbursements, including transfers to other funds, are projected to be $46.2 billion for 2005-06, an increase of $2.1 billion from 2004-05. The increase in General Fund disbursements reflects higher spending on grants to local governments, state operations, and general state charges, partially offset by lower spending on capital projects and transfers to other funds.

         All Government Funds receipts are projected to be $106.5 billion in 2005-06, an increase of $4.5 billion from 2004-05. All Government Funds spending is projected to be $106.5 billion in 2005-06, an increase of $4.4 billion from 2004-05. The spending growth is comprised of greater disbursements for Medicaid, school aid and higher education, among other things.

         NON-RECURRING ACTIONS. The 2005-06 budget includes a total of $889 million in non-recurring actions. These actions include among other things, $90 million in additional revenues realized from abandoned property revenue and $112 million in additional sweeps of available fund balances.

         GENERAL FUND OUTYEAR PROJECTIONS OF RECEIPTS AND DISBURSEMENTS. While preparing the 2005-2006 budget cycle, the State anticipated that the General Fund would experience budget gaps of $5.8 billion in 2006-2007 and $5.6 billion in 2007-2008. However, both cycles' gaps were reduced to $2.5 billion due to the recurring savings proposed in the 2005-2006 Executive Budget. When compared to the Executive Budget projections, the General Fund budget gaps for the 2006-2007 and 2007-2008 budgets have increased in the Enacted Budget and are now estimated at $3.2 billion and $4.1 billion, respectively. The current budget gap estimates reflect the use of the Fiscal Stability Reserve to reduce the outyear gaps in equal amounts. These gaps are primarily the result of anticipated spending increases which exceed growth in revenue collections and the loss of nonrecurring resources applied to the 2005-2006 budget. The biggest spending increases are in Medicaid and school aid.

         Future budget gaps are subject to substantial revision as additional information becomes available about the national and State economies, financial sector activity, entitlement spending and social service caseloads, Federal budget changes, and State reimbursement obligations that are driven by local government activity. Key factors include: end-of-year business tax collections; calendar year economic results; year-end financial sector bonus income data; the school aid database update in November; and quarterly Medicaid and welfare cycle trend analysis.

         SPECIAL CONSIDERATIONS. Many complex political, social and economic forces influence the State's economy and finances, which may in turn affect the Financial Plan. These forces may affect the State unpredictably from fiscal year to fiscal year and are influenced by governments, institutions, and events that are not subject to the State's control. The Financial Plan is also necessarily based upon forecasts of national and State economic activity. Economic forecasts have frequently failed to predict accurately the timing and magnitude of changes in the national and State economies. There can be no assurance that the State's actual results will not differ materially and adversely from the current forecast.

         New York State is currently involved in litigation where it is challenging the use of proceeds from the conversion of Empire Blue Cross/Blue Shield ("Empire") to a for-profit corporation from a not-for-profit corporation. The State has included in its revenue projections approximately $2.2 billion in conversion proceeds from Empire and other revenue sources to help finance the Health Care Reform Act ("HCRA") in 2005-2006. The General Fund balance does not appropriate any spending for certain HCRA programs after June 30, 2005 unless proceeds from the conversion become available. The State's plan relies on a successful resolution of this issue.

         It is expected that revenue from Video Lottery Terminals ("VLT") will be used to continue to finance the State's school aid program which now includes a "sound basic education" ("SBE") program designed to distribute aid through a formula that targets high-need districts. The State initiated the SBE program in connection with its efforts to comply with a State Court of Appeals finding that ruled that students in New York City were being denied an adequate education in violation of the State Constitution. The compliance plan also includes traditional school aid and Federal aid. The State Court of Appeals has upheld the constitutionality of VLTs as a lottery game for education funding.

         An underlying risk to the State's Financial Plan also includes an adverse outcome to certain litigation and Federal disallowances now pending against the state which could have negative repercussions on the State's projections of receipts and disbursements. One instance involves a Federal government audit of certain Medicaid claims submitted since 1993 under the School Supportive Health Services Program. These audits have not been finalized yet making any analysis of potential State liability difficult. Furthermore, Federal regulations include an appeals process that could postpone repayment of any disallowances. The current Financial Plan assumes that the Federal government will fully reimburse these costs. A portion of Federal Medicaid payments related to School Supportive Health Services have been deferred pending final outcome of the audits. Since the State continues to reimburse local school districts for these costs, a negative outcome of the audits would adversely impact the Financial Plan, and may disproportionately impact local governments.

         As of the close of 2004-05, balances in the State's principal reserves to guard against unbudgeted risks totaled $1.5 billion. The reserves include $872 million in the Tax Stabilization Reserve Fund, $601 million in a new fiscal stability reserve fund, and $21 million in the Contingency Reserve Fund for litigation. Aside from the $21 million in the Contingency Reserve Fund, the current Financial Plan does not set aside specific reserves to cover potential costs that could materialize as a result of adverse rulings in pending litigation, the cost of collective bargaining agreements with State employee unions, Federal disallowances, or other Federal actions that could adversely affect the State's projections of receipts and disbursements.

         Another   attack   targeted   at  New  York  City   would   once  again
disproportionately affect the State economy. Any other such shock that had a strong and prolonged impact on the financial markets would also disproportionately affect New York State, resulting in lower income and employment growth than reflected in the current forecast. In addition, if the national and world economies grow more slowly than expected, demand for New York State goods and services would also be lower than projected, dampening employment and income growth relative to the forecast. In contrast, should the national and world economies grow faster than expected, a stronger upturn in stock prices, along with increased activity in mergers and acquisitions and IPOs is possible, resulting in higher wage growth than projected.

         The United States Congress frequently considers changes to federal income tax law. Since the State uses federal taxable income as the starting point for calculating taxable income, such changes in federal law could adversely impact State tax revenues.

         RECENT STATE FISCAL YEARS. The Division of the Budget ("DOB") reported that the State ended the 2004-05 fiscal year on March 31, 2005 with a General Fund operating surplus of $1.2 billion. Total receipts, including transfers from other funds, were $43.8 billion. Disbursements, including transfers to other funds, totaled $43.6 billion. The General Fund ended the fiscal year with a balance of $1.2 billion, which included $872 million in the Tax Stabilization Reserve Fund (after an $78 million deposit at the close of 2004-05), the Contingency Reserve Fund ($21 million), and the Community Projects Fund ($325 million). The closing fund balance excludes $1.3 billion on deposit in the refund reserve account at the end of the 2004-2005 fiscal year, including $601 million in the new fiscal stability reserve fund.

         The State ended the 2003-04 fiscal year on March 31, 2004 with a General Fund operating surplus of $308 million. Total receipts, including transfers from other funds, were $42.3 billion. Disbursements, including transfers to other funds, totaled $42.1 billion. The General Fund ended the fiscal year with a balance of $1.1 billion, which included $794 million in the Tax Stabilization Reserve Fund (after an $84 million deposit at the close of 2003-04), the Contingency Reserve Fund ($21 million), and the Community Projects Fund ($262 million). The closing fund balance excludes $1.2 billion on deposit in the refund reserve account at the end of the 2003-2004 fiscal year.

         DEBT LIMITS, RATINGS AND OUTSTANDING DEBT. State financing activities include general obligation debt and State-guaranteed debt, to which the full faith and credit of the State has been pledged, as well as lease-purchase and contractual-obligation financing, moral obligation and other financings through public authorities and municipalities, where the State's obligation to make payments for debt service is generally subject to annual appropriation by the Legislature.

         For purposes of analyzing the financial condition of the State, debt of the State and of certain public authorities may be classified as "State-supported debt", which includes general obligation debt of the State and lease-purchase and contractual obligations of public authorities (and municipalities) where debt service is paid from State appropriations (including dedicated tax sources, and other revenues such as patient charges and dormitory facilities rentals). In addition, a broader classification, referred to as "State-related debt," includes State-supported debt, as well as certain types of contingent obligations, including moral-obligation financing, certain contingent contractual-obligation financing arrangements, and State-guaranteed debt, where debt service is expected to be paid from other sources and State appropriations are contingent in that they may be made and used only under certain circumstances.

         The Debt Reform Act of 2000 ("Debt Reform Act"), which applies to new State-supported debt issued on or after April 1, 2000, imposes caps on new debt outstanding and new debt service costs, restricts the use of debt to capital purposes only, and restricts the maximum term of State debt issuances to no more than 30 years. The cap on new State-supported debt outstanding began at 0.75 percent of personal income in 2000-01 and will gradually increase until it is fully phased in at 4 percent of personal income in 2010-11. Similarly, the cap on new State-supported debt service costs began at 0.75 percent of total governmental funds receipts in 2000-01 and is gradually increasing until it is fully phased in at 5 percent in 2013-14. As of October 30, 2004, the State reported that it was in compliance with both debt caps, with debt issued after March 31, 2000 and outstanding as of March 31, 2004 at 1.55 percent of personal income and debt service on such debt at 0.84 percent of total governmental receipts compared to the caps of 1.98 percent each. The DOB expects that debt outstanding and debt service costs for fiscal years 2004-05 and the entire five-year forecast through 2009-2010 will be within the statutory caps.

         As of March 31, 2005, the State had approximately $3.7 billion outstanding in general obligation debt, $32.6 billion in debt relating to lease-purchase and contractual-obligation financing of State capital programs, and $4.4 billion in debt from the Local Government Assistance Corporation, a public benefit corporation empowered to issue long-term obligations to fund certain payments to local governments traditionally funded through the State's annual seasonal borrowing. The State's 2005-06 borrowing plan projects issuance of $279 million in general obligation bonds, $728 million to finance capital projects for transportation, and the anticipated issuance of about $3 billion of bonds to restructure outstanding bonds, $203 million to finance capital projects at mental health facilities, $163 million to finance capital projects for student dormitories at State educational institutions, and $21 million in DOH Revenue Bonds to support a portion of the costs to construct a new veteran's nursing home, and $2.8 billion in state personal income tax revenue bonds to finance other capital programs.

         The total amount of State debt outstanding is projected to slighty decline from 5.54 percent of personal income in fiscal year 2004-05 to 5.52 percent in fiscal year 2005-06. Total debt outstanding is projected to increase from $40.7 billion in 2004-05 to $42.6 billion in 2005-06. Total debt service costs as a percent of all receipts is estimated to be 3.60 percent in fiscal year 2005-2006.

         As of June 8, 2005, Fitch, Moody's, and Standard & Poor's rated the State's outstanding general obligation bonds A1 and AA, respectively. Ratings reflect only the respective views of such organizations, and an explanation of the significance of such ratings may be obtained from the rating agency furnishing the same. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely, if in the judgment of the agency originally establishing the rating, circumstances so warrant.

         STATE RETIREMENT SYSTEMS. The New York State and Local Retirement Systems ("Systems") provide coverage for public employees of the State and its localities (except employees of New York City and teachers, who are 33 percent of the membership during the 2003-04 fiscal year. There were 2,835 other public employers participating in the Systems, including all cities and counties (except New York City), most towns, villages and school districts (with respect to non-teaching employees) and a large number of local authorities. As of March 31, 2004, 641,721 persons were members and 328,355 pensioners and beneficiaries were receiving benefits. The State Constitution considers membership in any State pension or retirement system to be a contractual relationship, the benefits of which shall not be diminished or impaired. The net assets available for benefits as of March 31, 2004 were $120.8 billion (including $1.4 billion in receivables). The present value of anticipated benefits for current members, retirees, and beneficiaries as of April 1, 2004 was $140.2 billion (including $52.8 billion for current retirees and beneficiaries). Under the funding method used by the Systems, the net assets, plus future actuarially determined contributions, are expected to be sufficient to pay for the anticipated benefits of current members, retirees and beneficiaries.

         LITIGATION. The State is a defendant in certain court cases that could ultimately affect the ability of the State to maintain a balanced 2005-2006 Financial Plan. The State believes that the proposed 2005-2006 Financial Plan includes sufficient reserves to offset the costs associated with any potential adverse rulings. In addition, any potential amounts may be structured over a multi-year period. However, it is possible that adverse decisions in legal proceedings against the State could exceed the amount of all potential 2005-06 Financial Plan resources set aside for judgments, and could consequently negatively affect the States ability to maintain a balanced 2005-06 Financial Plan. Included in this litigation are the following matters, although not exhaustive of all pending matters:

         IN CAMPAIGN FOR FISCAL EQUITY, INC., ET AL. v. STATE, ET AL., plaintiffs claimed that the State's method of determining funding levels for New York City public schools has a disparate impact on plaintiffs in violation of Title VI of the Civil Rights Act of 1964 and does not provide a "sound basic education" as required by the State Constitution. By a decision dated June 26, 2003, the New York State Court of Appeals held that the evidence supported the trial court's conclusion that New York City schoolchildren were not receiving the constitutionally mandated opportunity for a sound basic education, and remitted the case to the trial court for further proceedings in accordance with its decision. In August 2004, the Supreme Court, New York County, referred this case to a panel of three referees to make recommendations as to how the State should satisfy the Court of Appeals holding. On November 30, 2004, the panel recommended that the State pay New York City Schools a total of $14.1 billion over the next four years in additional operations funding and $9.2 billion over the next five years for capital improvements.

         IN ONEIDA INDIAN NATION OF NEW YORK ET AL. V. COUNTY OF ONEIDA, plaintiff claimed that a 250,000 acre area in Madison and Oneida counties was illegally sold to the State in 1795. On December 7, 2004, settlement agreements were signed between the State, the Oneidas of Wisconsin and the Stockbridge-Munsee Tribe, which would in part require the passage of State and Federal legislation to become effective. Such legislation must be enacted by September 1, 2005 unless the parties agree to an extension of time. The agreements contemplate the extinguishment of all Oneida and other Indian claims in the tract at issue in this litigation. Although the agreements provide for monetary payment, transfers of lands and other consideration to non-signatory tribal plaintiffs, these agreements have not been signed by the United States, the Oneidas of New York, the Oneida of the Thames Band, or the New York Brothertown.

         In FREEDOM HOLDINGS INC. ET AL. V. SPITZER ET ANO., two cigarette importers brought an action in 2002 challenging portions of laws enacted by the State under the 1998 Tobacco Master Settlement Agreement ("MSA") that New York and many other states entered into with the major tobacco manufacturers. The initial complaint alleged: (1) violations of the Commerce Clause of the United States Constitution; (2) the establishment of an "output cartel" in conflict with the Sherman Act; and (3) selective nonenforcement of the laws on Native American reservations in violation of the Equal Protection Clause of the United States Constitution. The United States District Court for the Southern District of New York granted defendants' motion to dismiss the complaint for failure to state a cause of action. Plaintiffs appealed from this dismissal. In an opinion decided January 6, 2004, the United States Court of Appeals for the Second Circuit (1) affirmed the dismissal of the Commerce Clause claim; (2) reversed the dismissal of the Sherman Act claim; and (3) remanded the selective enforcement claim to the District Court for further proceedings. Plaintiffs have filed an amended complaint that also challenges the MSA itself (as well as other related State statutes) primarily on preemption grounds, and plaintiffs currently are seeking preliminary injunctive relief.

         In CONSUMERS UNION OF U.S., INC. V. STATE, plaintiffs challenge the constitutionality of statutes relating to the authorization of the conversion of Empire Health Choice, d/b/a Empire Blue Cross and Blue Shield from a not-for-profit corporation to a for-profit corporation. The law requires, in part, that upon such conversion, assets representing 95 percent of the fair market value of the not-for-profit corporation be transferred to a fund designated as the "public asset fund" to be used for the purpose set forth in the Insurance Law. The State and private defendants have separately moved to dismiss the complaint. On November 6, 2002, the Supreme Court, New York County, granted a temporary restraining order, directing that the proceeds from the initial public offering of the for-profit corporation be deposited with the State Comptroller in an interest-bearing account, pending the hearing of a motion for a preliminary injunction, which was returnable simultaneously with the motions to dismiss, on November 26, 2002. By decision and order dated May 20, 2004, the Appellate Division, First Department affirmed the dismissal of plaintiff's original complaint but also affirmed the denial of defendants' motion to dismiss the amended claim. The State, the other defendants and the plaintiffs have been granted leave to appeal to the Court of Appeals.

         In NEW YORK ASSOCIATION OF HOMES AND SERVICES FOR THE AGING V. DEBUONO, ET AL. the United States District Court for the Northern District of New York dismissed plaintiffs' complaint by order dated May 19, 2004. Plaintiffs' have appealed to the Second Circuit Court of Appeals. Several related State Court cases involving the same parties and issues have been held in abeyance pending the result of the litigation in Federal Court.

         Significant litigation also includes other ongoing claims by several Indian Nations alleging wrongful possession of lands by the State and several counties and statutory challenges concerning the reimbursement methodology involving Medicaid payment.

         AUTHORITIES: GENERAL. The fiscal stability of the State is related, in part, to the fiscal stability of its public authorities ("Authorities"), which generally have responsibility for financing, constructing and operating revenue-producing public benefit facilities. Authorities are not subject to the constitutional restrictions on the incurrence of debt that apply to the State itself, and may issue bonds and notes within the amounts and restrictions set forth their legislative authorization. The State's access to the public credit markets could be impaired, and the market price of its outstanding debt may be materially and adversely affected, if any of the Authorities were to default on their respective obligations, particularly with respect to debt that is State-supported or State-related. As of December 31, 2004, there were 18 public authorities that had outstanding debt of $100 million or more. The aggregate outstanding debt, including refunding bonds, of all the Authorities was $120.4 billion.

         Public authorities generally pay their operating expenses and debt service costs by revenues generated by the projects they finance or operate, such as tolls charged for the use of highways, bridges or tunnels, charges for public power, electric and gas utility services, rentals charged for housing units, and charges for occupancy at medical care facilities. In recent years, however, the State has provided financial assistance through appropriations, in some cases of a recurring nature, to certain of the Authorities for operating and other expenses and, in fulfillment of its commitments on moral obligation indebtedness or otherwise, for debt service. This operating assistance is expected to continue to be required in future years. In addition, certain statutory arrangements provide for State local assistance payments otherwise payable to localities to be made under certain circumstances to certain Authorities. The State has no obligation to provide additional assistance to localities whose local assistance payments have been paid to Authorities under these arrangements. However, in the event that such local assistance payments are so diverted, the affected localities could seek additional State funds.

         METROPOLITAN TRANSPORTATION AUTHORITY ("MTA"). In February 2005, the MTA released an update to the MTA financial plan for the years 2005-2008 and the 2005 MTA Adopted Budget for itself and its affiliates and subsidiaries, which operate various rail, subway and bus services in New York City and the surrounding area. It is expected that the plan will enable all such entities to maintain their respective operations on a self-sustaining basis through 2005 with a closing cash balance estimated at $56 million in 2005 and anticipated budget gaps of $607 million in 2006, $689 million in 2007 and $991 million in 2008. The MTA also issued a final budget estimate for 2004, which estimates a $466 million year-end cash balance.

         On September 29, 2004, the MTA Board approved a $27.791 billion capital program for the 2005-2009 period. The Capital Program Review Board ("CPRB") reviewed the transit and commuter rail portions of the program on October 1, 2004, but disapproved the submission on December 21, 2004 in order to allow time for funding issues related to the proposal to be resolved. The 2005-2006 State Budget provides for additional tax revenues for the MTA that allowed the MTA to advance a revised five-year plan totaling $21.145 billion. The CPRB will need to approve the transit and commuter rail portions of the revised plan before all of the work outlined in the plan can continue. The revised 2005-2009 Capital Program assumes the issuance of an estimated $4.2 billion in new money MTA bonds. It is projected that the remainder of the plan will be financed with assistance from the federal government, the State, the City of New York, and from various other revenues generated from actions taken by the MTA.

         There can be no assurance that the CPRB will approve the revised five-year plan. In addition, when a final plan is adopted there is no guarantee that all the necessary governmental actions for the current or future capital programs will be taken or that funding sources currently identified will not be decreased or eliminated. As appropriate, the MTA and the CPRB may amend the 2005-2009 Capital Program from time to time due to the level of available funding. If the 2005-2009 Capital Plan is delayed or reduced, ridership and fare revenue may decline, which could impair the MTA's ability to meet its operating expenses without additional State assistance.

         NEW YORK CITY. The fiscal health of the State also may be impacted by the fiscal health of its localities, particularly the City of New York ("City"). For its normal operations, the City depends on State aid both to enable the City to balance its budget and to meet its cash requirements. There can be no assurance that there will not be reductions in State aid to the City from amounts currently projected or that State budgets in any given fiscal year will be adopted by the April 1 statutory deadline, or interim appropriations enacted, or that any such reductions or delays will not have adverse effects on the City's cash flow or expenditures.

         For each of the 1981 through 2004 fiscal years, the City had an operating surplus, before discretionary and other transfers, and achieved balanced operating results as reported in accordance with generally accepted accounting principles ("GAAP"), after discretionary and other transfers ("transfers"). The City has been required to close substantial budget gaps in recent years in order to maintain balanced operating results. There can be no assurance that the City will continue to maintain a balanced budget as required by State law, or that it can maintain a balanced budget without tax or other revenue increases or reductions in City services or entitlement programs, which could adversely affect the City's economic base.

         NEW YORK CITY FINANCIAL PLAN. On January 27, 2005, the City released a modification to its financial plan for 2005-09 ("January Financial Plan"). The January Financial Plan projected revenues and expenditures for the 2005 and 2006 fiscal years, are balanced, in accordance with GAAP, and projects gaps of $3.7 billion, $3.6 billion and $3.2 billion for fiscal years 2007, 2008 and 2009, respectively. The 2006-2009 financial plan's projections for total revenues for each of these gap outyears is approximately $48.4 billion, $50.1 billion and $52 billion.

         On May 5, 2005, the Mayor issued the Executive budget for fiscal year 2006 and an updated four-year financial plan for 2006 through 2009. The City projects a balanced budget for the 2006 fiscal year, a budget gap of $4.5 billion, $4.2 billion and $3.7 billion for fiscal years 2007, 2008 and 2009 respectively.

         New York City's economy continues to recover from the cyclical downturn which stifled growth at the beginning of the decade. Buttressed by several strong years of growth in the securities, tourism and residential housing markets, the City's economy continues to remain strong. Continued growth in jobs, particularly in the financial sector should continue to reinforce the City's economic recovery. However, there is still the risk that inflationary pressures will prompt a more aggressive approach by the Fed in regard to its monetary policy which might negatively impact the City's vital financial and real estate markets.

         NEW YORK CITY FINANCING PROGRAM. Implementation of the January Financial Plan is dependent upon the City's ability to market its securities successfully. The City's program for financing capital projects for fiscal years 2005 through 2009 projects $29.4 billion of long-term borrowing to support the City's current capital program. Unless bonding capacity of the New York City Transitional Finance Authority ("TFA") is increased, all but a very small portion of the financing will be implemented through General Obligation ("GO") bonds of the City and bonds of the New York City Municipal Water Finance Authority ("NYW" or the "Authority").

         It is expected that the City's total debt outstanding (excluding approximately $14 billion in debt of the New York City Municipal Water Finance Authority ("Water Authority")) for fiscal year 2005 will be approximately $50.7 billion, which equals 14.8% of total City personal income.

         The City's financial plan is based on numerous assumptions, including the condition of the City's and the region's economies and the concomitant receipt of economically sensitive tax revenues in the amounts projected. The plan is subject to various other uncertainties and contingencies relating to, among other factors, the extent, if any, to which wage increases for City employees exceed the annual wage costs assumed for the 2005 through 2009 fiscal years; realization of projected interest earnings assumptions for pension fund assets and current assumptions with respect to wages for City employees affecting the City's required pension fund contributions; the willingness and ability of the State to provide the aid contemplated by the plan and to take various other actions to assist the City; the ability of City agencies to maintain balanced budgets; the willingness of the federal government to provide the amount of federal aid contemplated in the plan; the impact on City revenues and expenditures of federal and State welfare reform and any future legislation affecting Medicare or other entitlement programs; adoption of the City's budgets by the City Council in substantially the forms submitted by the Mayor; the ability of the City to implement cost reduction initiatives, and the success with which the City controls expenditures; the impact of conditions in the real estate market on real estate tax revenues; and unanticipated expenditures that may be incurred as a result of the need to maintain the City's infrastructure. Certain of these assumptions have been questioned by the City Comptroller and other public officials. In addition, the economic and financial condition of the City may be affected by various financial, social, economic and political factors which could have a material effect on the City.

         As of June 8, 2005, Moody's rated the City's outstanding general obligation bonds A2, Standard & Poor's rated such bonds A+ and Fitch rated such A+. Such ratings reflect only the view of Moody's, Standard & Poor's and Fitch, from which an explanation of the significance of such ratings may be obtained.
There is no assurance that such ratings will continue for any given period of time or that they will not be revised downward or withdrawn entirely. Any such downward revision or withdrawal could have an adverse effect on the market prices of City bonds.

         In addition to borrowings related to capital projects, the City issues revenue notes and tax anticipation notes to finance its seasonal working capital requirements. The success of projected public sales of City, Water Authority, TFA, TSASC and other bonds and notes will be subject to prevailing market conditions. The City's planned capital and operating expenditures are dependent upon the sale of its general obligation debt, as well as debt of the Water Authority, TFA, Dormitory Authority of the State of New York and TSASC.

         The City since 1981 has fully satisfied its seasonal financing needs in the public credit markets, repaying all short-term obligations within their fiscal year of issuance. The delay in the adoption of the State's budget in certain past fiscal years has required the City to issue short-term notes in amounts exceeding those expected early in such fiscal years.

         OTHER LOCALITIES. The State traditionally provides unrestricted financial assistance to cities, counties, towns and villages outside of New York City. Certain localities, outside New York City, have experienced financial problems and have requested and received additional State assistance during the last several State fiscal years. The potential impact on the State of any future requests by localities for additional oversight or financial assistance is not included in the projections of the State's receipts and disbursements for the State's 2005-06 fiscal year or thereafter.

         Like the State, local governments must respond to changing political, economic and financial influences over which they have little or no control. Such changes may adversely affect the financial condition of certain local governments. It is also possible that the State, New York City, other localities, or any of their respective public authorities may suffer serious financial difficulties that could jeopardize local access to the public credit markets, which may adversely affect the marketability of notes and bonds issued by localities within the State. Localities also may face unanticipated problems resulting from certain pending litigation, judicial decisions and long-range economic trends. Other large-scale potential problems, such as declining urban populations, increasing expenditures, and the loss of skilled manufacturing jobs, also may adversely affect localities and necessitate State assistance.

         Counties, cities, towns, villages, school districts and fire districts have engaged in substantial short-term and long-term borrowings. For the 2003 fiscal year, the total indebtedness for all localities in the State other than New York City was approximately $29.7 billion.

                             PORTFOLIO TRANSACTIONS

The Manager, pursuant to the Advisory Agreement, and subject to the general control of the Company's Board of Directors, places all orders for the purchase and sale of Fund securities. Purchases of Fund securities are made either directly from the issuer or from dealers who deal in tax-exempt securities. The Manager may sell Fund securities prior to maturity if circumstances warrant and if it believes such disposition is advisable. In connection with portfolio transactions for the Company, the Manager seeks to obtain the best available net price and most favorable execution for its orders.

         The Manager has no agreement or commitment to place transactions with any broker-dealer and no regular formula is used to allocate orders to any broker-dealer. However, the Manager may place security orders with brokers or dealers who furnish research and brokerage services to the Manager as long as there is no sacrifice in obtaining the best overall terms available. Payment for such services would be generated through underwriting concessions from purchases of new issue fixed income securities. Such research and brokerage services may include, for example: advice concerning the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or the purchasers or sellers of securities; analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and performance of accounts; and various functions incidental to effecting securities transactions, such as clearance and settlement. These research services may also include access to research on third party databases, such as historical data on companies, financial statements, earnings history and estimates, and corporate releases; real-time quotes and financial news; research on specific fixed income securities; research on international market news and securities; and rating services on companies and industries. Thus, the Manager may be able to supplement its own information and to consider the views and information of other research organizations in arriving at its investment decisions. If such information is received and it is in fact useful to the Manager, it may tend to reduce the Manager's costs.

         The Manager continuously reviews the performance of the broker-dealers with whom it places orders for transactions. In evaluating the performance of the brokers and dealers, the Manager considers whether the broker-dealer has generally provided the Manager with the best overall terms available, which includes obtaining the best available price and most favorable execution. The receipt of research from broker-dealers that execute transactions on behalf of the Company may be useful to the Manager in rendering investment management services to other clients (including affiliates of the Manager), and conversely, such research provided by broker-dealers who have executed transaction orders on behalf of other clients may be useful to the Manager in carrying out its obligations to the Company. While such research is available to and may be used by the Manager in providing investment advice to all its clients (including affiliates of the Manager), not all of such research may be used by the Manager for the benefit of the Company. Such research and services will be in addition to and not in lieu of research and services provided by the Manager, and the expenses of the Manager will not necessarily be reduced by the receipt of such supplemental research. See THE COMPANY'S MANAGER.

         Securities of the same issuer may be purchased, held or sold at the same time by the Company for any or all of its Funds, or other accounts or companies for which the Manager acts as the investment adviser (including affiliates of the Manager). On occasions when the Manager deems the purchase or sale of a security to be in the best interest of the Company, as well as the Manager's other clients, the Manager, to the extent permitted by applicable laws and regulations, may aggregate such securities to be sold or purchased for the Company with those to be sold or purchased for other customers in order to obtain best execution and lower brokerage commissions, if any. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Manager in the manner it considers to be most equitable and consistent with its fiduciary obligations to all such customers, including the Company. In some instances, this procedure may affect the price and size of the position obtainable for the Company.

         The tax-exempt securities market is typically a "dealer" market in which investment dealers buy and sell bonds for their own accounts, rather than for customers, and although the price may reflect a dealer's mark-up or mark-down, the Company pays no brokerage commissions as such. In addition, some securities may be purchased directly from issuers.

         The Manager directed a portion of the New York Bond Fund's transactions to certain broker-dealers that provided the Manager with research, analysis, advice, and similar services. For the fiscal year ended March 31, 2005, such transactions and related underwriting concessions amounted to the following:

      FUND          TRANSACTION AMOUNT       UNDERWRITING CONCESSIONS

 New York Bond         $ 5,345,877                  $ 26,000

PORTFOLIO TURNOVER RATES

The portfolio turnover rate is computed by dividing the dollar amount of securities purchased or sold (whichever is smaller) by the average value of securities owned during the year.

         The rate of portfolio turnover will not be a limiting factor when the Manager deems changes in the New York Bond Fund's portfolio appropriate in view of its investment objective. For example, securities may be sold in anticipation of a rise in interest rates (market decline) or purchased in anticipation of a decline in interest rates (market rise) and later sold. In addition, a security may be sold and another security of comparable quality may be purchased at approximately the same time in order to take advantage of what the Fund believes to be a temporary disparity in the normal yield relationship between the two securities. These yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for or supply of various types of tax-exempt securities. The New York Bond Fund may purchase or sell securities solely to achieve short-term trading profits. These activities may increase the portfolio turnover rate for the Fund, which may result in the Fund incurring higher brokerage costs and realizing more taxable gains that would otherwise be the case in the absence of such activities.

         For the last two fiscal years ended March 31, the New York Bond Fund's portfolio turnover rates were as follows:

                  2004 . . . 7.94%     2005 . . . 12.96%

         Portfolio turnover rates have been calculated excluding short-term variable rate securities, which are those with put date intervals of less than one year.

                     FUND HISTORY AND DESCRIPTION OF SHARES

The Funds are series of the Company and are diversified. The Company is an open-end management investment company incorporated under the laws of the state of Maryland on November 16, 1981. The Company is authorized to issue shares in separate series or funds. There are ten mutual funds in the Company, two of which are described in this SAI. Under the Articles of Incorporation, the Board of Directors is authorized to create new portfolios in addition to those already existing without shareholder approval. The Company began offering shares of the New York Bond and New York Money Market Funds in October 1990.

         Each Fund's assets and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, are specifically allocated to such Fund. They constitute the underlying assets of each Fund, are required to be segregated on the books of account, and are to be charged with the expenses of such Fund. Any general expenses of the Company not readily identifiable as belonging to a particular Fund are allocated on the basis of the Funds' relative net assets during the fiscal year or in such other manner as the Directors determine to be fair and equitable. Each share or each Fund represents an equal proportionate interest in that Fund with every other share and is entitled to dividends and distributions out of the net income and capital gains belonging to that Fund when declared by the Board. Upon liquidation of that Fund, shareholders are entitled to share pro rata in the net assets belonging to such Fund available for distribution.

         Under the provisions of the Bylaws of the Company, no annual meeting of shareholders is required. Thus, there will ordinarily be no shareholder meeting unless required by the 1940 Act. Under certain circumstances, however, shareholders may apply to the Directors for shareholder information to obtain signatures to request a special shareholder meeting. The Company may fill vacancies on the Board or appoint new Directors if the result is that at least two-thirds of the Directors have still been elected by shareholders. Moreover, pursuant to the Bylaws of the Company, any Director may be removed by the affirmative vote of a majority of the outstanding Company shares; and holders of 10% or more of the outstanding shares of the Company can require Directors to call a meeting of shareholders for the purpose of voting on the removal of one or more Directors. The Company will assist in communicating to other shareholders about the meeting. On any matter submitted to the shareholders, the holder of each Fund share is entitled to one vote per share (with proportionate voting for fractional shares) regardless of the relative NAVs of the Funds' shares. However, on matters affecting an individual Fund, a separate vote of the shareholders of that Fund is required. Shareholders of a Fund are not entitled to vote on any matter that does not affect that Fund but which requires a separate vote of another Fund. Shares do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Directors can elect 100% of the Company's Board of Directors, and the holders of less than 50% of the shares voting for the election of Directors will not be able to elect any person as a Director.

         Shareholders of a particular Fund might have the power to elect all of the Directors of the Company because that Fund has a majority of the total outstanding shares of the Company. When issued, each Fund's shares are fully paid and nonassessable, have no pre-emptive or subscription rights, and are fully transferable. There are no conversion rights.

                    CERTAIN FEDERAL INCOME TAX CONSIDERATIONS

TAXATION OF THE FUNDS

Each Fund, which is treated as a separate corporation for federal tax purposes, intends to continue to qualify for treatment as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). Accordingly, a Fund will not be liable for federal income tax on its taxable net investment income and net capital gains (capital gains in excess of capital losses) that it distributes to its shareholders, provided that it distributes at least 90% of its net investment income and the excess of its net short-term capital gain over its net short-term capital loss for the taxable year.

         To qualify for treatment as a regulated investment company, a Fund must, among other things, (1) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities, and other income (including gains from options or futures contracts) derived with respect to its business of investing in securities (the 90% test) and (2) satisfy certain diversification requirements at the close of each quarter of its taxable year. Furthermore, for a Fund to pay tax-exempt income dividends, at least 50% of the value of its total assets at the close of each quarter of its taxable year must consist of obligations the interest on which is exempt from federal income tax. Each Fund intends to continue to satisfy this requirement.

         The Code imposes a nondeductible 4% excise tax on a regulated investment company that fails to distribute during each calendar year an amount at least equal to the sum of (1) 98% of its taxable net investment income for that calendar year, (2) 98% of its capital gain net income for the twelve-month period ending on October 31 in that year, and (3) any prior undistributed income and gains. Each Fund intends to continue to make distributions necessary to avoid imposition of this excise tax.

         For federal income tax purposes, debt securities purchased by a Fund, including zero coupon bonds, may be treated as having original issue discount (generally, is the excess of the stated redemption price at maturity of a debt obligation over its issue price). Original issue discount is treated for federal income tax purposes as income earned by a Fund, whether or not any payment is actually received, and therefore is subject to the distribution requirements mentioned above. However, original issue discount with respect to tax-exempt obligations generally will be excluded from a Fund's taxable income, although that discount will be included in its gross income for purposes of the 90% test and will be added to the adjusted tax basis of those obligations for purposes of determining gain or loss upon sale or at maturity. Generally, the amount of original issue discount is determined on the basis of a constant yield to maturity, which takes into account the compounding of accrued interest.

         A Fund may purchase debt securities at a market discount. A market discount exists when a security is purchased at a price less than its original issue price adjusted for accrued original issue discount, if any. The Funds intend to defer recognition of accrued market discount until maturity or other disposition of the security. For a security purchased at a market discount, the gain realized on disposition will be treated as taxable ordinary income to the extent of accrued market discount on the security.

         The Funds may also purchase debt securities at a premium, I.E., at a purchase price in excess of face amount. With respect to tax-exempt securities, the premium must be amortized to the maturity date, but no deduction is allowed for the premium amortization. The amortized bond premium on a security will reduce a Fund's adjusted tax basis in the security. For taxable securities, the premium may be amortized if a Fund so elects. The amortized premium on taxable securities is first offset against interest received on the securities and then allowed as a deduction, and generally must be amortized under an economic accrual method.

TAXATION OF THE SHAREHOLDERS

Taxable distributions are generally included in a shareholder's gross income for the taxable year in which they are received. However, dividends and other distributions declared in October, November, or December and made payable to shareholders of record in such a month are deemed to have been received on December 31 if they are paid during the following January.

         If dividends a Fund distributes to its shareholders are derived from interest income exempt from federal income tax and are designated as "exempt-interest dividends" by the Fund, they will be excludable from a shareholder's gross income for federal income tax purposes. Shareholders who are recipients of Social Security benefits should be aware that exempt-interest dividends received from a Fund are includable in their "modified adjusted gross income" for purposes of determining the amount of such Social Security benefits, if any, that are required to be included in their gross income.

         If a Fund invests in any instruments that generate taxable income (such as market discount bonds, as described above, or otherwise under the circumstances described in the Funds' prospectus and this SAI) or engages in securities lending, the portion of any dividend that Fund pays that is attributable to the income earned on those instruments or from such lending will be taxable to its shareholders as ordinary income to the extent of its earnings and profits will not qualify for the 15% maximum federal income tax rate for individual shareholders enacted in 2003, and only the remaining portion will qualify as an exempt-interest dividend. Moreover, if a Fund realizes capital gain as a result of market transactions, any distributions of the gain will be taxable to its shareholders. Those distributions will be subject to a 15% maximum federal income tax rate for individual shareholders to the extent they are attributable to net capital gain (I.E., the excess of net long-term capital gain over net short-term capital loss) a Fund recognizes on sales or exchanges of capital assets through March 31, 2009, as noted in the prospectus, but distributions of other capital gain will be taxed as ordinary income.

         All distributions of investment income during the year will have the same percentage designated as tax-exempt. This method is called the "average annual method." Since the Funds invest primarily in tax-exempt securities, the percentage will be substantially the same as the amount actually earned during any particular distribution period.

         A shareholder of the New York Bond Fund should be aware that a redemption of shares (including any exchange into another USAA Fund) is a taxable event, and, accordingly, a capital gain or loss may be recognized. If a shareholder receives an exempt-interest dividend with respect to any Fund share and has held that share for six months or less, any loss on the redemption or exchange of that share will be disallowed to the extent of that exempt-interest dividend. Similarly, if a shareholder of the Fund receives a distribution taxable as long-term capital gain and redeems or exchanges that Fund's shares before he or she has held them for more than six months, any loss on the redemption or exchange (not otherwise disallowed as attributable to an exempt-interest dividend) will be treated as long-term capital loss.

         The Funds may invest in industrial development revenue bonds. Interest on certain of those bonds generally is a tax preference item for purposes of the federal alternative minimum tax (AMT), although the interest continues to be excludable from federal gross income. AMT is a supplemental tax designed to ensure that taxpayers pay at least a minimum amount of tax on their income, even if they make substantial use of certain tax deductions and exclusions (referred to as tax preference items). Interest from industrial development revenue bonds is a tax preference item that is added to income from other sources for the purposes of determining whether a taxpayer is subject to the AMT and the amount of any tax to be paid. For corporate investors, alternative minimum taxable income is increased by 75% of the amount by which adjusted current earnings
(ACE) exceed alternative minimum taxable income before the ACE adjustment. For corporate taxpayers, all tax-exempt interest is considered in calculating the AMT as part of the ACE. Prospective investors should consult their own tax advisers with respect to the possible application of the AMT to their tax situation.

         Opinions relating to the validity of tax-exempt securities and the exemption of interest thereon from federal income tax are rendered by recognized bond counsel to the issuers. Neither the Manager's nor the Funds' counsel makes any review of the basis for such opinions.

                      DIRECTORS AND OFFICERS OF THE COMPANY

The Board of Directors of the Company consists of six Directors who supervise the business affairs of the Company. The Board of Directors is responsible for the general oversight of the Funds' business and for assuring that the Funds are managed in the best interests of each Fund's respective shareholders. The Board of Directors periodically reviews the Funds' investment performance as well as the quality of other services provided to the Funds and their shareholders by each of the Funds' service providers, including IMCO and its affiliates.

         Set forth below are the Non Interested Directors, the Interested Director, officers, and each of their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held.

NON INTERESTED DIRECTORS

====================================================================================================================================
NAME, ADDRESS*             POSITION(S)  TERM OF          PRINCIPAL OCCUPATION(S) DURING          NUMMBER OF           OTHER
AND AGE                    HELD WITH    OFFICE** AND     PAST 5 YEARS                            PORTFOLIOS  IN FUND  DIRECTORSHIPS
                           FUND         LENGTH OF                                                COMPLEX OVERSEEN     HELD BY
                                        TIME SERVED                                              BY DIRECTOR          DIRECTOR
---------------------------------------------------------------------------------------------------------------------------------
Barbara B. Dreeben (60)    Director     Director since   President, Postal Addvantage            Four registered          None
                                        January 1994     (7/92-present), which is a postal       investment companies
                                                         mail list management service.           consisting of 39 funds
---------------------------------------------------------------------------------------------------------------------------------
Robert L. Mason,           Director     Director since   Institute Analyst, Southwest Research   Four registered          None
Ph.D. (59)                              January 1997     Institute (3/02-present); Staff         investment companies
                                                         Analyst, Southwest Research Institute   consisting of 39 funds
                                                         (9/98-3/02), which focuses in the fields
                                                         of technological research.

------------------------------------------------------------------------------------------------------------------------------------
Michael F. Reimherr (59)   Director     Director since   President of Reimherr Business          Four registered          None
                                        January 2000     Consulting (5/95-present), which        investment companies
                                                         performs business valuations of large   consisting of 39 funds
                                                         companies to include the development
                                                         of annual business plans, budgets,
                                                         and internal financial reporting.
------------------------------------------------------------------------------------------------------------------------------------
Laura T. Starks,           Director     Director since   Charles E and Sarah M Seay Regents      Four registered          None
Ph.D. (55)                              May 2000         Chair Professor of Finance, University  investment companies
                                                         of Texas at Austin (9/96-present).      consisting of 39 funds
------------------------------------------------------------------------------------------------------------------------------------
Richard A. Zucker (62)     Director and Director since   Vice President, Beldon Roofing          Four registered          None
                           Chairman***  January 1992     Company (7/85-present).                 investment companies
                                                                                                 consisting of 39 funds
====================================================================================================================================

* The address for each Non Interested Director is USAA Investment Management Company, P.O. Box 659430, San Antonio, Texas 78265-9430.

** The term of office for each director is twenty (20) years or until the director reaches age 70. All members of the Board of Directors shall be presented to shareholders for election or reelection, as the case may be, at least once every five (5) years. Vacancies on the Board of Directors can be filled by the action of a majority of the Directors, provided that at least two-thirds of the Directors have been elected by the shareholders.

*** Effective February 1, 2005, Mr. Zucker was elected Chair of the Fund's Board of Directors.

         Director and officers of the Company who are employees of the Manager or affiliated companies and are considered "interested persons" under the 1940 Act.

INTERESTED DIRECTOR

====================================================================================================================================
NAME, ADDRESS*         POSITION(S)      TERM OF          PRINCIPAL OCCUPATION(S) DURING             NUMBER OF          OTHER PUBLIC
AND AGE                HELD WITH        OFFICE AND       PAST 5 YEARS                               PORTFOLIOS         DIRECTORSHIPS
                       FUND             LENGTH OF                                                   IN FUND COMPLEX
                                        TIME SERVED                                                 OVERSEEN BY
                                                                                                    DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
Christopher W.         Director,        Director since   President and Chief Executive Officer,     Five registered       None
Claus (44)             President, and   February 2001    Director, and Chairman of the Board of     investment
                       Vice Chairman                     Directors, USAA Investment Management      companies
                       of the Board of                   Company (IMCO) (12/04-present); President  consisting of
                       Directors                         and Chief Executive Officer, Director,     44 funds
                                                         and Vice Chairman of the Board of Directors,
                                                         IMCO (2/01-12/04); Senior Vice President
                                                         of Investment Sales and Service, IMCO
                                                         (7/00-2/01). Mr. Claus also serves as
                                                         President, Director, and Chairman of the
                                                         Board of Directors of USAA Shareholder
                                                         Account Services (SAS). He also holds the
                                                         officer position of Senior Vice President
                                                         of the USAA Life Investment Trust, a
                                                         registered investment company offering five
                                                         individual funds.
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED OFFICER
------------------------------------------------------------------------------------------------------------------------------------
Clifford A. Gladson    Vice President   Vice President   Senior Vice President, Fixed Income        Five registered       None
(54)                                    since May 2002   Investments, IMCO (9/02-present); Vice     investment
                                                         President, Fixed Income Investments,       companies
                                                         IMCO (5/02-9/02); Vice President,          consisting of
                                                         Mutual Fund Portfolios, IMCO,(12/99-       44 funds
                                                         5/02). Mr. Gladson also holds the
                                                         officer position of Vice President
                                                         of the USAA Life Investment Trust, a
                                                         registered investment company offering
                                                         five individual funds.

====================================================================================================================================

* The address of the Interested Director and each officer is P.O. Box 659430, San Antonio, Texas 78265-9430.

INTERESTED OFFICERS

====================================================================================================================================
NAME, ADDRESS*         POSITION(S)      TERM OF OFFICE   PRINCIPAL OCCUPATION(S) DURING             NUMBER OF          OTHER PUBLIC
AND AGE                HELD WITH        AND LENGTH OF    PAST 5 YEARS                               PORTFOLIOS         DIRECTORSHIPS
                       FUND             TIME SERVED                                                 IN FUND
                                                                                                    COMPLEX
                                                                                                    OVERSEEN
------------------------------------------------------------------------------------------------------------------------------------
Stuart Wester (58)     Vice  President  Vice President   Vice President, Equity Investments, IMCO   Five registered       None
                                        since May 2002   (1/99-present). Mr. Wester also holds      investment
                                                         the officer position of Vice President     companies
                                                         of the USAA Life Investment Trust,         consisting of
                                                         a registered investment company offering   44 funds
                                                         five individual funds.
------------------------------------------------------------------------------------------------------------------------------------
Mark S. Howard (41)    Secretary        Secretary since  Senior Vice President, USAA Life Insurance Five registered       None
                                        September 2002   Company (USAA Life)/IMCO/USAA Financial    investment
                                                         Planning Services (FPS) General Counsel,   companies
                                                         USAA (10/03-present); Senior Vice          consisting of
                                                         President, Securities Counsel, USAA        44 funds
                                                         (12/02-10/03); Senior Vice President,
                                                         Securities Counsel and Compliance, IMCO
                                                         (1/02-12/02); Vice President, Securities
                                                         Counsel & Compliance, IMCO (7/00-1/02).
                                                         Mr. Howard also holds the officer positions
                                                         of Senior Vice President, Secretary and
                                                         Counsel for USAA Life, IMCO, FPS, SAS and
                                                         USAA Financial Advisors, Inc. (FAI); and
                                                         Secretary of the USAA Life Investment Trust,
                                                         a registered investment company offering
                                                         five individual funds.
------------------------------------------------------------------------------------------------------------------------------------
Debra K. Dunn (35)     Treasurer        Treasurer since  Assistant Vice President, IMCO/FPS         Four registered       None
                                        June 2005        Finance, USAA (9/04-present); Executive    investment
                                                         Director IMCO/FPS Finance, USAA (12/03-    companies
                                                         9/04); Executive Director FPS Finance,     consisting of
                                                         USAA (12/02-2/03); Director Strategic      39 funds
                                                         Financial Analysis, IMCO (1/01-12/02);
                                                         Financial Business Analyst, Strategic
                                                         Financial Analysis, IMCO (3/00-01/01).
                                                         Ms. Dunn also holds the officer positions
                                                         of Assistant Vice President and Treasurer
                                                         IMCO, SAS, FPS, and  FAI.
====================================================================================================================================

* The address of the Interested Director and each officer is P.O. Box 659430, San Antonio, Texas 78265-9430.

INTERESTED OFFICERS

====================================================================================================================================
NAME, ADDRESS*         POSITION(S)  TERM OF OFFICE       PRINCIPAL OCCUPATION(S) DURING             NUMBER OF          OTHER PUBLIC
AND AGE                HELD WITH    AND LENGTH OF        PAST 5 YEARS                               PORTFOLIOS         DIRECTORSHIPS
                       FUND         TIME SERVED                                                     IN FUND
                                                                                                    COMPLEX OVERSEEN
--------------------------------------------------------------------------------------------------------------------------------
Eileen M. Smiley (45)  Assistant    Assistant            Vice President, Securities Counsel, USAA   Five registered       None
                       Secretary    Secretary since      (2/04-present); Assistant Vice President,  investment
                                    February 2003        Securities Counsel, USAA (1/03-2/04);      companies
                                                         Attorney, Morrison & Foerster, LLP (1/99-  consisting of
                                                         1/03). Ms. Smiley also holds the officer   44 funds
                                                         positions of Vice President and Assistant
                                                         Secretary of IMCO, FPS, and FAI; and
                                                         Assistant Secretary of the USAA Life
                                                         Investment Trust, a registered investment
                                                         company offering five individual funds.
------------------------------------------------------------------------------------------------------------------------------------
Roberto Galindo,       Assistant    Assistant Treasurer  Assistant Vice President, Portfolio        Five registered       None
Jr. (44)               Treasurer    since July 2000      Accounting/Financial Administration,       investment
                                                         USAA (12/02-present); Assistant Vice       companies
                                                         President, Mutual Fund Analysis &          consisting
                                                         Support, IMCO (10/01-12/02); Executive     of 44 funds
                                                         Director, Mutual Fund Analysis &
                                                         Support, IMCO (6/00-10/01). Mr. Galindo
                                                         also holds the officer position of Assistant
                                                         Treasurer of the USAA Life Investment
                                                         Trust, a registered investment company
                                                         offering five individual funds.
------------------------------------------------------------------------------------------------------------------------------------
Jeffrey D. Hill (37)   Chief        Chief Compliance     Assistant Vice President, Mutual Funds     Five registered       None
                       Compliance   Officer since        Compliance, USAA (9/04-present); Assistant investment
                       Officer      September 2004       Vice President, Investment Management      companies
                                                         Administration & Compliance, USAA (12/02-  consisting
                                                         9/04); Assistant Vice President,           of 44 funds
                                                         Investment Management Administration &
                                                         Compliance, IMCO (9/01-12/02); Senior
                                                         Manager, Investment Management Assurance and
                                                         Advisory Services, KPMG LLP (6/98-8/01).
                                                         Mr. Hill also holds the officer position
                                                         of Chief Compliance Officer of the USAA
                                                         Life Investment Trust, a registered
                                                         investment company offering five
                                                         individual funds.
====================================================================================================================================

* The address of the Interested Director and each officer is P.O. Box 659430, San Antonio, Texas 78265-9430.

COMMITTEES OF THE BOARD OF DIRECTORS

         The Board of Directors typically conducts regular meetings five or six times a year to review the operations of the Funds in the USAA family of funds. During the Funds' most recent full fiscal year ended March 31, 2005, the Board of Directors held meetings five times. A portion of these meetings is devoted to various committee meetings of the Board of Directors, which focus on particular matters. In addition, the Board of Directors may hold special meetings by telephone or in person to discuss specific matters that may require action prior to the next regular meeting. The Board of Directors has four committees: and Executive Committee, an Audit Committee, a Pricing and Investment Committee, and a Corporate Governance Committee. The duties of these four Committees and their present membership are as follows:

         EXECUTIVE COMMITTEE: Between the meetings of the Board of Directors and while the Board is not in session, the Executive Committee of the Board of Directors has all the powers and may exercise all the duties of the Board of Directors in the management of the business of the Company that may be delegated to it by the Board. Directors Claus and Zucker are members of the Executive Committee.

         AUDIT COMMITTEE: The Audit Committee of the Board of Directors reviews the financial information and the auditor's reports and undertakes certain studies and analyses as directed by the Board. Directors Dreeben, Mason, Reimherr, Starks, and Zucker are members of the Audit Committee. During the Funds' most recent full fiscal year ended March 31, 2005, the Audit Committee held meetings four times.

         PRICING AND INVESTMENT COMMITTEE: The Pricing and Investment Committee of the Board of Directors acts upon various investment-related issues and other matters that have been delegated to it by the Board. Directors Claus, Dreeben, Mason, Reimherr, Starks, and Zucker are members of the Pricing and Investment Committee. During the Funds' most recent full fiscal year ended March 31, 2005, the Pricing and Investment Committee held meetings four times.

         CORPORATE GOVERNANCE COMMITTEE: The Corporate Governance Committee of the Board of Directors maintains oversight of the organization, performance, and effectiveness of the Board and Independent Directors. Directors Dreeben, Mason, Reimherr, Starks, and Zucker are members of the Corporate Governance Committee. During the Funds' most recent full fiscal year ended March 31, 2005, the Corporate Governance Committee held meetings five times.

         In addition to the previously listed Directors and/or officers of the Company who also serve as Directors and/or officers of the Manager, the following individuals are executive officers of the Manager: Mark S. Rapp, Senior Vice President, Marketing, and Terri L. Luensmann, Senior Vice President, Investment Operations. There are no family relationships among the Directors, officers, and managerial level employees of the Company.

         The following table sets forth the dollar range of total equity securities beneficially owned by the Directors of the Funds listed in this SAI and in all the USAA Funds overseen by the Directors as of the calendar year ended December 31, 2004.


                                                                  USAA FUND
                             NEW YORK     NEW YORK MONEY           COMPLEX
                            BOND FUND      MARKET FUND              TOTAL
INTERESTED DIRECTOR

Christopher W. Claus         None            None             Over $100,000

NON INTERESTED DIRECTORS

Barbara B. Dreeben           None            None             Over $100,000
Robert L. Mason              None            None             Over $100,000
Michael F. Reimherr          None            None             Over $100,000
Laura T. Starks              None            None             Over $100,000
Richard A. Zucker            None            None             Over $100,000

         The following table sets forth information describing the compensation of the current Directors of the Company for their services as Directors for the fiscal year ended March 31, 2005.

      NAME                        AGGREGATE               TOTAL COMPENSATION
       OF                       COMPENSATION             FROM THE USAA FUNDS
    DIRECTOR                   FROM THE COMPANY          AND FUND COMPLEX (B)

INTERESTED DIRECTOR

Christopher W. Claus              None (a)                     None (a)

NON INTERESTED DIRECTORS

Barbara B. Dreeben                $ 13,950                     $ 55,800
Robert L. Mason                   $ 14,550                     $ 58,200
Michael F. Reimherr               $ 13,650                     $ 54,600
Laura T. Starks                   $ 13,650                     $ 54,600
Richard A. Zucker                 $ 14,850                     $ 59,400

(A) CHRISTOPHER W. CLAUS IS AFFILIATED WITH THE COMPANY'S INVESTMENT ADVISER, IMCO, AND, ACCORDINGLY, RECEIVES NO REMUNERATION FROM THE COMPANY OR ANY OTHER FUND IN THE USAA FUND COMPLEX.

(B) AT MARCH 31, 2005, THE USAA FUND COMPLEX CONSISTED OF FIVE REGISTERED INVESTMENT COMPANIES OFFERING 44 INDIVIDUAL FUNDS. EACH DIRECTOR PRESENTLY SERVES AS A DIRECTOR OR TRUSTEE ON ALL OF THE INVESTMENT COMPANIES IN THE USAA FUND COMPLEX, EXCEPT FOR THE USAA LIFE INVESTMENT TRUST, WHICH CONSISTS OF FIVE FUNDS AVAILABLE TO THE PUBLIC ONLY THROUGH THE PURCHASE OF CERTAIN VARIABLE ANNUITY CONTRACTS AND VARIABLE UNIVERSAL LIFE INSURANCE POLICIES OFFERED BY USAA LIFE INSURANCE COMPANY.

         No compensation is paid by any fund to any Director/Trustee who is a director, officer, or employee of IMCO or its affiliates. No pension or retirement benefits are accrued as part of fund expenses. The Company reimburses certain expenses of the Directors who are not affiliated with the investment adviser. As of June 30, 2005, the officers and Directors of the Company and their families as a group owned beneficially or of record less than 1% of the outstanding shares of the Company.

         The Company knows of no one person who, as of June 30, 2005, held of record or owned beneficially 5% or more of either Fund's shares.


                              THE COMPANY'S MANAGER

As described in the Prospectus, IMCO is the manager and investment adviser, providing services under the Advisory Agreement. IMCO, organized in May 1970, is a wholly owned indirect subsidiary of United Services Automobile Association
(USAA), a large, diversified financial services institution, and has served as investment adviser and underwriter for the Company from its inception.

         In addition to managing the Company's assets, IMCO advises and manages the investments for USAA and its affiliated companies as well as those of USAA Mutual Fund, Inc., USAA Investment Trust, USAA State Tax-Free Trust, and USAA Life Investment Trust. As of the date of this SAI, total assets under management by IMCO were approximately $51 billion, of which approximately $30 billion were in mutual fund portfolios.

ADVISORY AGREEMENT

Under the Advisory Agreement, IMCO provides an investment program, carries out the investment policy, and manages the portfolio assets for each Fund. For these services under the Advisory Agreement, the Company has agreed to pay IMCO a fee computed as described under Fund Management in the prospectus. Management fees are computed and accrued daily and payable monthly. IMCO is authorized, subject to the control of the Board of Directors of the Company, to determine the selection, amount, and time to buy or sell securities for each Fund. IMCO compensates all personnel, officers, and Directors of the Company if such persons are also employees of IMCO or its affiliates.

         Except for the services and facilities provided by IMCO, the Funds pay all other expenses incurred in their operations. Expenses for which the Funds are responsible include taxes (if any); brokerage commissions on portfolio transactions (if any); expenses of issuance and redemption of shares; charges of transfer agents, custodians, and dividend disbursing agents; cost of preparing and distributing proxy material; costs of printing and engraving stock certificates; auditing and legal expenses; certain expenses of registering and qualifying shares for sale; fees of Directors who are not interested persons (not affiliated) of IMCO; costs of printing and mailing the prospectus, SAI, and periodic reports to existing shareholders; and any other charges or fees not specifically enumerated. IMCO pays the cost of printing and mailing copies of the prospectus, the SAI, and reports to prospective shareholders.

         The Advisory Agreement will remain in effect until June 30, 2006, for each Fund and will continue in effect from year to year thereafter for each Fund as long as it is approved at least annually by a vote of the outstanding voting securities of such Fund (as defined by the 1940 Act) or by the Board of Directors (on behalf of such Fund) including a majority of the Directors who are not interested persons of IMCO or (otherwise than as Directors) of the Company, at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated at any time by either the Company or IMCO on 60 days' written notice. It will automatically terminate in the event of its assignment (as defined in the 1940 Act).

         From time to time, IMCO may voluntarily, without prior notice to shareholders, waive all or any portion of fees or agree to reimburse expenses incurred by a Fund. IMCO can modify or eliminate the voluntarily waiver at any time without prior notice to shareholders. IMCO has voluntarily agreed to limit the New York Money Market Fund's annual expenses to 0.60% of its ANA, and will reimburse the Fund for all expenses in excess of the limitations, excluding credits from fee offset arrangements.

         For the last three fiscal years ended March 31, management fees were as follows:

                                2003           2004           2005
New York Bond Fund            $479,066       $526,656       $536,469
New York Money Market Fund    $346,001       $310,048       $292,039

         Because the New York Money Market Fund's expenses exceeded IMCO's voluntary expense limitation, IMCO did not receive management fees to which it would have been entitled as follows:

                                2003           2004           2005
New York Money Market Fund    $ 23,535       $ 37,534       $ 29,146

         The New York Bond Fund's management fee is based upon two components, a base fee and performance adjustment. The base fee, which is accrued daily and paid monthly, is computed as a percentage of the aggregate average net assets of both Funds combined. This base fee is allocated between the Funds based on the relative net assets of each. The base fee is computed and paid at one-half of one percent (0.50%) of the first $50 million of average net assets, two-fifths of one percent (0.40%) for that portion of average net assets over $50 million but not over $100 million, and three-tenths of one percent (0.30%) for that portion of average net assets over $100 million. The performance adjustment for the New York Bond Fund increases or decreases the base fee depending upon the performance of the Fund relative to its relevant index. With respect to the New York Money Market Fund, the management fee will continue to consist solely of the base fee discussed in this paragraph.

COMPUTING THE PERFORMANCE ADJUSTMENT

For any month, the base fee of the New York Bond Fund will equal the Fund's average net assets for that month multiplied by the annual base fee rate for the Fund, multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The base fee is then adjusted based upon the Fund's average annual performance during the performance period compared to the average annual performance of the Fund's relevant index over the same time period. The performance period for the New York Bond Fund consists of the current month plus the previous 35 months.

         The annual performance adjustment rate is multiplied by the average net assets of the New York Bond Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the chart below:

OVER/UNDER PERFORMANCE RELATIVE TO INDEX             ANNUAL ADJUSTMENT RATE
 (IN BASIS POINTS) 1                           (IN BASIS POINTS AS A PERCENTAGE
                                                OF A FUND'S AVERAGE NET ASSETS)
      +/- 20 to 50                                           +/- 4
      +/- 51 to 100                                          +/- 5
   +/- 101 and greater                                       +/- 6


      1 BASED ON THE DIFFERENCE BETWEEN AVERAGE ANNUAL PERFORMANCE OF THE FUND AND ITS RELEVANT INDEX, ROUNDED TO THE NEAREST BASIS POINT (.01%).

         For example, assume that a fixed income fund with average net assets of $900 million has a base fee of .30 of 1% (30 basis points) of the fund's average net assets. Also assume that the fund had average net assets during the performance period of $850 million. The following examples demonstrate the effect of the performance adjustment during a given 30-day month in various market environments, including situations in which the fund has outperformed, underperformed, and approximately matched its relevant index:

                                    EXAMPLES

                                  1          2            3          4             5          6
Fund Performance (a)            6.80%      5.30%       4.30%      (7.55%)       (-5.20%)    (3.65%)
Index Performance (a)           4.75%      5.15%       4.70%      (8.50%)       (-3.75%)    (3.50%)
                               ------     ------      ------      -------       --------   --------
Over/Under Performance (b)     + 205        +15        - 40         + 95         - 145       - 15
Annual Adjustment Rate (b)       + 6          0          -4          + 5           - 6          0
Monthly Adjustment Rate (c)      .0049%      n/a       (.0033%)     .0041%      (.0049%)       n/a
Base Fee for Month            $ 221,918   $ 221,918   $ 221,918   $ 221,918   $ 221,918    $ 221,918
Performance Adjustment           41,650           0     (28,050)     34,850     (41,650)          0
                              ----------------------------------------------------------------------
Monthly Fee                   $ 263,568   $ 221,918   $ 193,868   $ 256,768   $ 180,268    $ 221,918
                              ======================================================================

(A) AVERAGE ANNUAL PERFORMANCE OVER A 36-MONTH PERIOD
(B) IN BASIS POINTS
(C) ANNUAL ADJUSTMENT RATE DIVIDED BY 365, MULTIPLIED BY 30, AND STATED AS A PERCENTAGE

         The New York Bond Fund measures its investment performance by comparing the beginning and ending redeemable value of an investment in the Fund during the measurement period, assuming the reinvestment of dividends and capital gains distributions during the period. Lipper uses this same methodology when it measures the investment performance of the component mutual funds within each of the New York Municipal Debt Fund Index. Because the adjustment to the base fee is based upon the Fund's performance compared to the investment record of its respective Index, the controlling factor as to whether a performance adjustment will be made is not whether the Fund's performance is up or down per se, but whether it is up or down more or less than the record of its respective Index. Moreover, the comparative investment performance of each Fund is based solely on the relevant performance period without regard to the cumulative performance over a longer or shorter period of time.

APPROVAL OF ADVISORY AGREEMENT

At a meeting of the Board of Directors held on April 28, 2005, the Board approved the continuation of the Company's Advisory Agreement for a one-year period ending June 30, 2006. In reviewing the Advisory Agreements, it was noted that the Board considered on a Fund-by-Fund basis the following factors: the nature and quality of the services provided by the Manager to the USAA family of funds; the Manager's financial condition; the level and method of computing each Fund's management fee; comparative performance, fee and expense information for each of the Funds; the profitability of the Funds to the Manager; the direct and indirect benefits, if any, derived by the Manager from the relationship with the Funds; each Fund's net asset level and net purchases and redemptions and average account size, and their impact on the Fund's performance and expenses; and any possible conflicts of interest. In reviewing the overall profitability of the management fee to the Manager, the Board considered the fact that USAA affiliates provide shareholder servicing and administrative services to the Funds for which they receive compensation. The Board also reviewed comparative information publicly available from other fund companies, and noted that the Manager's profit margins from the Funds appeared below industry norms.

ADMINISTRATION AND SERVICING AGREEMENT

Under an Administration and Servicing Agreement effective August 1, 2001, IMCO is obligated on a continuous basis to provide such administrative services as the Board of Directors of the Company reasonably deems necessary for the proper administration of the Funds. IMCO will generally assist in all aspects of the Funds' operations; supply and maintain office facilities, statistical and research data, data processing services, clerical, accounting, bookkeeping and recordkeeping services (including without limitation the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Directors; provide and maintain an appropriate fidelity bond; process and coordinate purchases and redemptions and coordinate and implement wire transfers in connection therewith; execute orders under any offer of exchange involving concurrent purchases and redemptions of shares of one or more funds in the USAA family of funds; respond to shareholder inquiries; assist in processing shareholder proxy statements, reports, prospectuses, and other shareholder communications; furnish statements and confirms of all account activity; respond to shareholder complaints and other correspondence; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services. For these services under the Administration and Servicing Agreement, the Company has agreed to pay IMCO a fee computed daily and paid monthly, at an annual rate equal to fifteen one-hundredths of one percent (0.15%) for the New York Bond Fund and one-tenth of one percent (0.10%) for the New York Money Market Fund of the average net assets of the respective Fund. We may also delegate one or more of our responsibilities to others at our expense.

         For the last three fiscal years ended March 31, the Company paid IMCO the following administration and servicing fees:

                                 2003        2004         2005
New York Bond Fund            $ 185,561   $ 191,517   $ 192,201
New York Money Market Fund    $  93,772   $  83,577   $  78,372

CODE OF ETHICS

The Funds and the Manager have adopted a joint code of ethics pursuant to Rule 17j-1 under the 1940 Act, which permits personnel covered by the rule to invest in securities that may be purchased or held by a Fund but prohibits fraudulent, deceptive, or manipulative conduct in connection with that personal investing. The Board of Directors reviews the administration of the joint code of ethics at least annually and receives certifications from the Manager regarding compliance with the code of ethics annually.

         While the officers and employees of the Manager, as well as those of the Funds, may engage in personal securities transactions, there are certain restrictions in the procedures in the Codes of Ethics adopted by the Manager and the Funds. The Codes of Ethics are designed to ensure that the shareholders' interests come before the individuals who manage their Funds. The Codes of Ethics require the portfolio manager and other employees with access information about the purchase or sale of securities by the Funds to abide by the Code of Ethics requirements before executing permitted personal trades. A copy of the Codes of Ethics has been filed with the SEC and is available for public view.

UNDERWRITER

The Company has an agreement with IMCO for exclusive underwriting and distribution of the Funds' shares on a continuing best efforts basis. This agreement provides that IMCO will receive no fee or other compensation for such distribution services.

TRANSFER AGENT

The Transfer Agent performs transfer agent services for the Company under a Transfer Agency Agreement. Services include maintenance of shareholder account records, handling of communications with shareholders, distribution of Fund dividends, and production of reports with respect to account activity for shareholders and the Company. For its services under the Transfer Agency Agreement, each Fund pays the Transfer Agent an annual fixed fee of $25.50 per account. This fee is subject to change at any time.

         The fee to the Transfer Agent includes processing of all transactions and correspondence. Fees are billed on a monthly basis at the rate of one-twelfth of the annual fee. Each Fund pays all out-of-pocket expenses of the Transfer Agent and other expenses which are incurred at the specific direction of the Company. In addition, certain entities may receive payments directly or indirectly from the Transfer Agent, IMCO, or their affiliates for providing shareholders services to their clients who hold Fund shares.

                          PORTFOLIO MANAGER DISCLOSURE

OTHER ACCOUNTS MANAGED

The following tables set forth other accounts for which the Funds' portfolio managers were primarily responsible for the day-to-day portfolio management as of the fiscal year ended March 31, 2005.

NEW YORK BOND FUND

------------------------------------------------------------------------------------------------------------------------------------
Portfolio Manager       Registered Investment Companies        Other Pooled Investment Vehicles              Other Accounts
                     Number of accounts     Total assets    Number of accounts    Total assets     Number of accounts   Total assets
------------------------------------------------------------------------------------------------------------------------------------
Clifford A. Gladson       4*             $4,297,699,000*      0                 $0                  0                  $0

* All four accounts managed by Mr. Gladson have advisory fees based on the performance of the account.


NEW YORK MONEY MARKET FUND

------------------------------------------------------------------------------------------------------------------------------------
Portfolio Manager       Registered Investment Companies         Other Pooled Investment Vehicles              Other Accounts
                     Number of accounts     Total assets    Number of accounts    Total assets     Number of accounts   Total assets
------------------------------------------------------------------------------------------------------------------------------------
Anthony M. Era, Jr.        3*            $2,098,202,000*      0                 $0                  0                  $0

* Mr. Era manages no accounts that have an advisory fee based on the performance of the account.

CONFLICTS OF INTEREST

These  portfolio  managers  provide  portfolio   management   services  only  to
investment companies in the USAA retail fund family and do not manage any private accounts of unregistered mutual funds.

         Portfolio managers make investment decisions for the funds they manage based on the fund's investment objective, permissible investments, cash flow and other relevant investment considerations that they consider applicable to that portfolio. Therefore, portfolio managers could purchase or sell securities for one portfolio and not another portfolio, or can take similar action for two portfolios at different times, even if the portfolios have the same investment objective and permissible investments.

         Potential conflicts of interest may arise when allocating and/or aggregating trades for funds with a performance fee and those without a performance fee. IMCO often will aggregate multiple orders for the same security for different mutual funds into one single order. To address these potential conflicts of interest, IMCO has adopted detailed procedures regarding the allocation of client orders, and such transactions must be allocated to funds in a fair and equitable manner.

         Potential conflicts of interest may arise when allocating and/or aggregating trades for funds with a performance fee and those without a performance fee. IMCO often will aggregate multiple orders for the same security for different mutual funds into one single order. To address these potential conflicts of interest, IMCO has adopted detailed procedures regarding the allocation of client orders, and such transactions must be allocated to funds in a fair and equitable manner.

         The performance of each Fund is also periodically reviewed by IMCO's Investment Strategy Committee (ISC), and portfolio managers have the opportunity to explain the reasons underlying a Fund's performance. The ISC and the Board of Directors of USAA Tax Exempt Funds also routinely review and compare the performance of the Funds with the performance of the other funds with the same investment objectives and permissible investments.

         As discussed above, IMCO has policies and procedures designed to seek to minimize potential conflicts of interest arising from portfolio managers advising multiple funds. The Mutual Funds compliance department monitors a variety of areas to ensure compliance with the USAA Funds Compliance Programs written procedures, including monitoring each fund's compliance with its investment restrictions and guidelines, and monitoring and periodically reviewing or testing transactions made on behalf of multiple funds to seek to ensure compliance with the USAA Funds Compliance Program written policies and procedures.

COMPENSATION

IMCO's compensation structure includes a base salary and an incentive component. The portfolio managers are officers of IMCO and their base salary is determined by the salary range for their official position, which is influenced by market and competitive considerations. The base salary is fixed but can change each year as a result of the portfolio manager's annual evaluation or if the portfolio manager is promoted. Each portfolio manager also is eligible to receive an incentive payment based on the performance of the Fund(s) managed by the portfolio manager compared to each Fund's comparative ranking against all funds within the appropriate Lipper category, or for money market funds within the appropriate iMoney Net, Inc. category. Each fixed income fund, except for the money market funds, has a performance fee component to the advisory fee earned by IMCO. The performance fee adjustment for these Funds is based on the Fund's relative performance compared to the appropriate Lipper index, rather than the Fund's ranking against all funds in its Lipper category. Portfolio managers will receive incentive payments under this plan only if the Funds they manage are at or above the 50th percentile compared to their industry peers, and the incentive payment increases the higher the Fund's relative ranking in its peer universe. In determining the incentive payment of a portfolio manager who manages more than one Fund, IMCO considers the relative performance of each Fund in proportion to the total assets managed by the portfolio manager.

         In addition to salary and incentive payments, portfolio managers also participate in other USAA benefits to the same extent as other employees. Also, USAA has established certain supplemental retirement programs and bonus program available to all officers of USAA-affiliated companies.

PORTFOLIO OWNERSHIP

Because the New York Funds can only be offered for sale to New York residents, as of the fiscal year ended March 31, 2005, the Funds' portfolio managers did not beneficially own any securities of these Funds.

                          PORTFOLIO HOLDINGS DISCLOSURE

The Company's Board of Directors has adopted a policy on selective disclosure of portfolio holdings. The Company's policy is to protect the confidentiality of each Fund's portfolio holdings and prevent the selective disclosure of material non-public information about the identity of such holdings. To prevent the selective disclosure of portfolio holdings of the Funds, the general policy of the Funds is to not disclose any portfolio holdings of the Funds, other than the portfolio holdings filed with the SEC on Form N-CSR (I.E., annual and semiannual reports) and Form N-Q (I.E., quarterly portfolio holdings reports), and any portfolio holdings made available on usaa.com. This general policy shall not apply, however, in the following instances:

     * Where the person to whom the disclosure is made owes a fiduciary or other duty of trust or confidence to the Funds (E.G., auditors, attorneys, and Access Persons under the Funds' Joint Code of Ethics);

     * Where the person has a valid reason to have access to the portfolio holdings information and has agreed not to disclose or misuse the information (E.G., custodians, accounting agents, securities lending agents, subadvisers, rating agencies, mutual fund evaluation services, such as Lipper, and proxy voting agents);

     *    As disclosed in this SAI; and

     *    As required by law or a regulatory body.

         If portfolio holdings are released pursuant to an ongoing arrangement with any party that owes a fiduciary or other duty of trust or confidence to a Fund or has a valid reason to have access to the portfolio holdings information and has agreed not to disclose or misuse the information, the Fund must have a legitimate business purpose for doing so, and neither the Fund, nor the Manager or its affiliates, may receive any compensation in connection with an arrangement to make available information about the Fund's portfolio holdings. If the applicable conditions set forth above are satisfied, the Fund may distribute portfolio holdings to mutual fund evaluation services such as Lipper Inc. and broker-dealers that may be used by the Fund, for the purpose of efficient trading and receipt of relevant research. In providing this information to broker-dealers, reasonable precautions are taken to avoid any potential misuse of the disclosed information.

         The Fund also may disclose any and all portfolio information to its service providers and others who generally need access to such information in the performance of their contractual duties and responsibilities and are subject to duties of confidentiality, including a duty not to trade on non-public information, imposed by law and/or agreement. These service providers include, each Fund's custodian, auditors, attorneys, investment adviser and subadviser(s), administrator, and each of their respective affiliates and advisers.

         Any person or entity that does not have a previously approved ongoing arrangement to receive non-public portfolio holdings information and seeks a Fund's portfolio holdings information that (i) has not been filed with the SEC, or (ii) is not available on USAA.COM, must submit its request in writing to the Fund's Chief Compliance Officer (CCO), or USAA Securities Counsel, who will make a determination whether disclosure of such portfolio holdings may be made and whether the relevant Fund needs to make any related disclosure in its SAI. A report will be made to each Fund's Board of Directors/Trustees at each quarterly meeting about (i) any determinations made by the CCO, Securities Counsel, pursuant to the procedures set forth in this paragraph, and (ii) any violations of the portfolio holdings policy.

         Each Fund intends to post its annual and semiannual reports, and quarterly schedules of portfolio holdings on usaa.com after these reports are filed with the Securities and Exchange Commission. In addition, the New York Bond Fund intends to post its top ten holdings on USAA.COM 15 days following the end of each month.

         In order to address potential conflicts of interest between the interests of a Fund's shareholders, on the one hand, and the interests of the Fund's investment adviser, principal underwriter, or certain affiliated persons, on the other, the Funds have adopted the policies described above (i) prohibiting the receipt of compensation in connection with an arrangement to make available information about a Fund's portfolio holdings and (ii) requiring certain requests for non-public portfolio holdings information to be approved by the CCO or Securities Counsel, and then reported to the Fund's Board, including the Non Interested Directors.

                               GENERAL INFORMATION

CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company, P.O. Box 1713, Boston, Massachusetts 02105, is the custodian and accounting agent for the Funds. The custodian is responsible for, among other things, safeguarding and controlling the Funds' cash and securities, handling the receipt and delivery of securities, and collecting interest on the Funds' investments. The accounting agent is responsible for, among other things, calculating the Funds' net asset value accurately and timely.

COUNSEL

Kirkpatrick & Lockhart Nicholson Graham LLP, 1800 Massachusetts Ave. NW, 2nd Floor, Washington, DC 20036-1221, will review certain legal matters for the Company in connection with the shares offered by the prospectus.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP, 1900 Frost Bank Tower, 100 West Houston Street, San Antonio, Texas 78205, is the current independent registered public accounting firm for the Funds. In this capacity, the firm is responsible for the audits of the annual financial statements of the Funds and reporting thereon.


              APPENDIX A - TAX-EXEMPT SECURITIES AND THEIR RATINGS

TAX-EXEMPT SECURITIES

Tax-exempt securities generally include debt obligations issued by states and their political subdivisions, and duly constituted authorities and corporations, to obtain funds to construct, repair or improve various public facilities such as airports, bridges, highways, hospitals, housing, schools, streets, and water and sewer works. Tax-exempt securities may also be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities.

         The two principal classifications of tax-exempt securities are "general obligations" and "revenue" or "special tax" bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue or special tax bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other tax, but not from general tax revenues. The Funds may also invest in tax-exempt industrial development revenue bonds, which in most cases are revenue bonds and generally do not have the pledge of the credit of the issuer. The payment of the principal and interest on such industrial development revenue bonds is dependent solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. There are, of course, many variations in the terms of, and the security underlying, tax-exempt securities. Short-term obligations issued by states, cities, municipalities or municipal agencies include tax anticipation notes, revenue anticipation notes, bond anticipation notes, construction loan notes, and short-term Notes.

         The yields of tax-exempt securities depend on, among other things, general money market conditions, conditions of the tax-exempt bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of Moody's Investors Service (Moody's), Standard & Poor's Ratings Group (S&P), Fitch Ratings (Fitch), Dominion Bond Rating Service Limited (Dominion), and A.M. Best Co., Inc. (A. M. Best), represent their opinions of the quality of the securities rated by them. It should be emphasized that such ratings are general and are not absolute standards of quality. Consequently, securities with the same maturity, coupon, and rating may have different yields, while securities of the same maturity and coupon but with different ratings may have the same yield. It will be the responsibility of the Manager to appraise independently the fundamental quality of the tax-exempt securities included in a Fund's portfolio.

1. LONG-TERM DEBT RATINGS:

MOODY'S INVESTORS SERVICE

Aaa Obligations rated Aaa are judged to be of the best quality, with minimal credit risk.

Aa Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

NOTE: MOODY'S APPLIES NUMERICAL MODIFIERS 1, 2, AND 3 IN EACH GENERIC RATING CLASSIFICATION. THE MODIFIER 1 INDICATES THAT THE OBLIGATION RANKS IN THE HIGHER END OF ITS GENERIC RATING CATEGORY, THE MODIFIER 2 INDICATES A MID-RANGE RANKING, AND THE MODIFIER 3 INDICATES A RANKING IN THE LOWER END OF THAT GENERIC RATING CATEGORY.

STANDARD & POOR'S RATINGS GROUP

 AAA An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

 AA An obligation rated AA differs from the highest rated issues only in small degree. The obligor's capacity to meet its financial commitment on the obligation is VERY STRONG.

 A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still STRONG.

 BBB An obligation rated BBB exhibits adequate capacity to pay interest and repay principal. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

PLUS (+) OR MINUS (-): THE RATINGS FROM AA TO BBB MAY BE MODIFIED BY THE ADDITION OF A PLUS OR MINUS SIGN TO SHOW RELATIVE STANDING WITHIN THE MAJOR RATING CATEGORIES.

FITCH RATINGS

 AAA Highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

DOMINION BOND RATING SERVICE LIMITED (DOMINION)

As is the case with all Dominion rating scales, long-term debt ratings are meant to give an indication of the risk that the borrower will not fulfill its full obligations in a timely manner with respect to both interest and principal commitments. Dominion ratings do not take factors such as pricing or market risk into consideration and are expected to be used by purchasers as one part of their investment process. Every Dominion rating is based on quantitative and qualitative considerations that are relevant for the borrowing entity.

 AAA Bonds rated "AAA" are of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present that would detract from the performance of the entity, the strength of liquidity and coverage ratios is unquestioned, and the entity has established a creditable track record of superior performance. Given the extremely tough definition that Dominion has established for this category, few entities are able to achieve a AAA rating.

 AA Bonds rated "AA" are of superior credit quality, and protection of interest and principal is considered high. In many cases, they differ from bonds rated AAA only to a small degree. Given the extremely tough definition that Dominion has for the AAA category (which few companies are able to achieve), entities rated AA are also considered to be strong credits, which typically exemplify above-average strength in key areas of consideration and are unlikely to be significantly affected by reasonably foreseeable events.

 A Bonds rated "A" are of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than with AA rated entities. While a respectable rating, entities in the "A" category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher rated companies.

 BBB Bonds rated "BBB" are of adequate credit quality. Protection of interest and principal is considered adequate, but the entity is more susceptible to adverse changes in financial and economic conditions, or there may be other adversities present that reduce the strength of the entity and its rated securities.

NOTE: (HIGH/LOW) GRADES ARE USED TO INDICATE THE RELATIVE STANDING OF A CREDIT WITHIN A PARTICULAR RATING CATEGORY. THE LACK OF ONE OF THESE DESIGNATIONS INDICATES A RATING THAT IS ESSENTIALLY IN THE MIDDLE OF THE CATEGORY. NOTE THAT "HIGH" AND "LOW" GRADES ARE NOT USED FOR THE AAA CATEGORY.

A.M. BEST CO., INC.

A.M. Best's Long-Term Debt Rating (issue credit rating) is an opinion as to the issuer's ability to meet its financial obligations to security holders when due. There ratings are assigned to debt and preferred stock issues.

 aaa Assigned to issues, where the issuer has, in our opinion, an exceptional ability to meet the terms of the obligation.

 aa Assigned to issues, where the issuer has, in our opinion, a very strong ability to meet the terms of the obligation.

 a Assigned to issues, where the issuer has, in our opinion, a strong ability to meet the terms of the obligation.

 bbb   Assigned to issues,  where the  issuer  has, in our opinion,  an adequate
       ability  to  meet  the   terms  of  the  obligation;  however,  is   more
       susceptible to changes in economic or other conditions.

RATINGS FROM "AA" TO "BBB" MAY BE ENHANCED WITH A "+" (PLUS) OR "-" (MINUS) TO INDICATE WHETHER CREDIT QUALITY IS NEAR THE TOP OR BOTTOM OF A CATEGORY.

2. SHORT-TERM DEBT RATINGS:

MOODY'S STATE AND TAX-EXEMPT NOTES

 MIG-1 This designation denotes superior credit quality. Excellent protection is afforded by established cashflows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

 MIG-2 This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

 MIG-3 This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

 SG       This  designation  denotes   speculative-grade  credit  quality.  Debt
          instruments  in   this  category   may  lack   sufficient  margins  of
          protection.

MOODY'S COMMERCIAL PAPER

 Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

              *  Leading market positions in well-established industries.

              *  High rates of return on funds employed.

              * Conservative capitalization structures with moderate reliance on debt and ample asset protection.

              * Broad margins in earning coverage of fixed financial charges and high internal cash generation.

              * Well-established access to a range of financial markets and assured sources of alternate liquidity.

 Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

 Prime-3 Issuers rated Prime-3 have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

S&P TAX-EXEMPT NOTES

 SP-1 Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

 SP-2    Satisfactory  capacity  to  pay  principal  and  interest,   with  some
         vulnerability to adverse financial and economic changes over the term of the notes.

S&P COMMERCIAL PAPER

 A-1 This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

 A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

 A-3 Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

FITCH'S COMMERCIAL PAPER, CERTIFICATES OF DEPOSIT, AND TAX-EXEMPT NOTES

 F1 HIGHEST CREDIT QUALITY. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit features.

 F2 GOOD CREDIT QUALITY. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

 F3 FAIR CREDIT QUALITY. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

DOMINION COMMERCIAL PAPER

R-1 (high)        Short-term  debt rated "R-1  (high)" is of the highest  credit quality,  and indicates an entity that possesses  unquestioned ability  to  repay  current  liabilities  as  they  fall  due.
                  Entities  rated  in this  category  normally  maintain  strong
                  liquidity    positions,    conservative    debt   levels   and
                  profitability,   which  is  both  stable  and  above  average.
                  Companies achieving an "R-1 (high)" rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results and no substantial qualifying negative factors. Given the extremely tough definition, which Dominion has established for an "R-1
                  (high)," few entities are strong enough to achieve this rating.

R-1 (middle)      Short-term  debt rated "R-1  (middle)"  is of superior  credit quality and, in most cases, ratings in this category differ from "R-1 (high)" credits to only a small degree. Given the extremely tough definition, which Dominion has for the "R-1
                  (high)" category (which few companies are able to achieve), entities rated "R-1 (middle)" are also considered strong credits which typically exemplify above average strength in key areas of consideration for debt protection.

R-1 (low)         Short-term  debt rated "R-1 (low)" is of  satisfactory  credit quality. The overall strength and outlook for key liquidity, debt and profitability ratios is not normally as favorable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors that exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.

R-2 (high),
R-2 (middle),
R-2 (low)         Short-term  debt rated "R-2" is of adequate credit quality and within the three subset grades,  debt  protection  ranges from having  reasonable  ability for timely  repayment  to a level, which is considered only just adequate. The liquidity and debt ratios  of  entities  in the "R-2"  classification  are not as strong as those in the "R-1" category, and the past and future trend may suggest some risk of
                  maintaining  the  strength  of  key  ratios  in  these  areas.
                  Alternative   sources  of  liquidity  support  are  considered
                  satisfactory; however, even the strongest liquidity support will not improve the commercial paper rating of the issuer.
                  The size of the entity may restrict its flexibility, and its relative position in the industry is not typically as strong as an "R-1 credit." Profitability trends, past and future, may be less favorable, earnings not as stable, and there are often negative qualifying factors present, which could also make the entity more vulnerable to adverse changes in financial and economic conditions.

R-3 (high),
R-3 (middle),
R-3 (low)         Short-term  debt rated  "R-3" is  speculative,  and within the three subset  grades,  the capacity for timely  payment ranges from mildly  speculative  to doubtful.  "R-3"  credits tend to have weak liquidity and  debt ratios,  and the future trend of these ratios is also unclear.  Due to its speculative  nature, companies  with "R-3" ratings would normally have very limited access to  alternative  sources of liquidity.  Earnings  would
                  typically  be  very   unstable,   and  the  level  of  overall
                  profitability  of the  entity is also  likely  to be low.  The
                  industry   environment   may  be  weak,  and  strong  negative
                  qualifying factors are also likely to be present.

NOTE: ALL THREE DOMINION RATING CATEGORIES FOR SHORT-TERM DEBT USE "HIGH," "MIDDLE," OR "LOW" AS SUBSET GRADES TO DESIGNATE THE RELATIVE STANDING OF THE CREDIT WITHIN A PARTICULAR RATING CATEGORY.

A.M. BEST

AMB-1+ Assigned to issues, where the issuer has, in our opinion, the strongest ability to repay short-term debt obligations.

AMB-1 Assigned to issues, where the issuer has, in our opinion, an outstanding ability to repay short-term debt obligations.

AMB-2     Assigned  to  issues,   where  the  issuer  has,  in  our  opinion,  a
          satisfactory ability to repay short-term debt obligations.

AMB-3 Assigned to issues, where the issuer has, in our opinion, an adequate ability to repay short-term debt obligations; however, adverse economic conditions will likely lead to a reduced capacity to meet its financial commitments on shorter debt obligations.

17005-0805

                                     Part B

                  Statement of Additional Information for the
                               Virginia Bond and
                          Virginia Money Market Funds

[USAA EAGLE     USAA                                      STATEMENT OF
LOGO (R)]       TAX EXEMPT                                ADDITIONAL INFORMATION
                FUND, INC.                                AUGUST 1, 2005


                           USAA TAX EXEMPT FUND, INC.
                                 VIRGINIA FUNDS

--------------------------------------------------------------------------------

USAA TAX EXEMPT FUND, INC. (the Company) is a registered investment company offering shares of ten no-load mutual funds, two of which are described in this Statement of Additional Information (SAI): the Virginia Bond Fund and Virginia Money Market Fund (collectively, the Funds or the Virginia Funds). Each Fund is classified as diversified and has a common investment objective of providing Virginia investors with a high level of current interest income that is exempt from federal and Virginia state income taxes. The Virginia Money Market Fund has a further objective of preserving capital and maintaining liquidity.

         You may obtain a free copy of the prospectus dated August 1, 2005, for the Virginia Funds by writing to USAA Tax Exempt Fund, Inc., 9800 Fredericksburg Road, San Antonio, TX 78288, or by calling toll free 1-800-531-8181. The prospectus provides the basic information you should know before investing in the Funds. This SAI is not a prospectus and contains information in addition to and more detailed than that set forth in the prospectus. It is intended to provide you with additional information regarding the activities and operations of the Company and the Funds, and should be read in conjunction with the prospectus.

         The financial statements of the Funds and the Independent Registered Public Accounting Firm's Report thereon for the fiscal year ended March 31, 2005, are included in the accompanying annual report to shareholders of that date and are incorporated herein by reference.

--------------------------------------------------------------------------------

                                TABLE OF CONTENTS
     PAGE

     2        Valuation of Securities
     3        Conditions of Purchase and Redemption
     3        Additional Information Regarding Redemption of Shares
     4        Investment Plans
     5        Investment Policies
     13       Investment Restrictions
     14       Special Risk Considerations
     16       Portfolio Transactions
     17       Fund History and Description of Shares
     18       Certain Federal Income Tax Considerations
     20       Virginia Taxation
     20       Directors and Officers of the Company
     26       The Company's Manager
     30       Portfolio Manager Disclosure
     31       Portfolio Holdings Disclosure
     32       General Information
     32       Appendix A - Tax-Exempt Securities and Their Ratings

                             VALUATION OF SECURITIES

Shares of each Fund are offered on a continuing, best-efforts basis through USAA Investment Management Company (IMCO or the Manager). The offering price for shares of each Fund is equal to the current net asset value (NAV) per share. The NAV value per share of each Fund is calculated by adding the value of all its portfolio securities and other assets, deducting its liabilities, and dividing by the number of shares outstanding.

         A Fund's NAV per share is calculated each day, Monday through Friday, except days on which the New York Stock Exchange (NYSE) is closed. The NYSE currently is scheduled to be closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Each Fund reserves the right to calculate the NAV per share on a business day that the NYSE is closed.

         The investments of the VIRGINIA BOND FUND are generally traded in the over-the-counter market and are valued each business day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sale price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity and type;
indications as to values from dealers in securities; and general market conditions. Investments in open-end investment companies are valued at their NAV at the end of each business day. Future contracts are valued at the last quoted sales price. Securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

         Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of a Fund's shares, are valued in good faith by the Manager at fair value using valuation procedures approved by the Board of Directors. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause a Fund's NAV to be more reliable than it otherwise would be.

          Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotations systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

         The value of the VIRGINIA MONEY MARKET FUND'S securities is stated at amortized cost, which approximates market value. This involves valuing a security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates. While this method provides certainty in valuation, it may result in periods during which the value of an instrument, as determined by amortized cost, is higher or lower than the price the Fund would receive upon the sale of the instrument.

         The valuation of the Virginia Money Market Fund's portfolio instruments based upon their amortized cost is subject to the Fund's adherence to certain procedures and conditions. Consistent with regulatory requirements, the Manager will only purchase securities with remaining maturities of 397 days or less and will maintain a dollar-weighted average portfolio maturity of no more than 90 days. The Manager will invest only in securities that have been determined to present minimal credit risk and that satisfy the quality and diversification requirements of applicable rules and regulations of the Securities and Exchange Commission (SEC).

         The Board of Directors has established procedures designed to stabilize the Virginia Money Market Fund's price per share, as computed for the purpose of sales and redemptions, at $1. There can be no assurance, however, that the Fund will at all times be able to maintain a constant $1 NAV per share. Such procedures include review of the Fund's holdings at such intervals as is deemed appropriate to determine whether the Fund's NAV calculated by using available market quotations deviates from $1 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing shareholders. In the event that it is determined that such a devia-tion exists, the Board of Directors will take such corrective action as it regards necessary and appropriate. Such action may include, among other options, selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, or establishing an NAV per share by using available market quotations.

                      CONDITIONS OF PURCHASE AND REDEMPTION

NONPAYMENT

If any order to purchase shares is canceled due to nonpayment or if the Company does not receive good funds either by check or electronic funds transfer, USAA Shareholder Account Services (Transfer Agent) will treat the cancellation as a redemption of shares purchased, and you will be responsible for any resulting loss incurred by the Fund or the Manager. If you are a shareholder, the Transfer Agent can redeem shares from your account(s) as reimbursement for all losses. In addition, you may be prohibited or restricted from making future purchases in any of the USAA family of funds. A $25 fee is charged for all returned items, including checks and electronic funds transfers.

TRANSFER OF SHARES

You may transfer Fund shares to another person by sending written instructions to the Transfer Agent. The account must be clearly identified, and you must include the number of shares to be transferred, the signatures of all registered owners, and all stock certificates, if any, which are the subject of transfer. You also need to send written instructions signed by all registered owners and supporting documents to change an account registration due to events such as marriage or death. If a new account needs to be established, you must complete and return an application to the Transfer Agent.

              ADDITIONAL INFORMATION REGARDING REDEMPTION OF SHARES

The value of your investment at the time of redemption may be more or less than the cost at purchase, depending on the value of the securities held in each Fund's portfolio. Requests for redemption that are subject to any special conditions or which specify an effective date other than as provided herein cannot be accepted. A gain or loss for tax purposes may be realized on the sale of shares of a Fund, depending upon the price when redeemed.

         The Board of Directors may cause the redemption of an account with a balance of less than 50 shares provided (1) the value of the account has been reduced, for reasons other than market action, below the minimum initial investment in such Fund at the time of the establishment of the account, (2) the account has remained below the minimum level for six months, and (3) 60 days' prior written notice of the proposed redemption has been sent to you. Shares will be redeemed at the NAV on the date fixed for redemption by the Board of Directors. Prompt payment will be made by mail to your last known address.

         The Company reserves the right to suspend the right of redemption or postpone the date of payment (1) for any periods during which the NYSE is closed, (2) when trading in the markets the Company normally utilizes is restricted, or an emergency exists as determined by the SEC so that disposal of the Company's investments or determination of its NAV is not reasonably practicable, or (3) for such other periods as the SEC by order may permit for protection of the Company's shareholders.

         For the mutual  protection  of the investor and the Funds,  the Company may require a signature guarantee. If required, EACH signature on the account registration must be guaranteed. Signature guarantees are acceptable from FDIC member banks, brokers, dealers, municipal securities dealers, municipal securities brokers, government securities dealers, government securities brokers, credit unions, national securities exchanges, registered securities associations, clearing agencies, and savings associations. A signature guarantee for active duty military personnel stationed abroad may be provided by an officer of the United States Embassy or Consulate, a staff officer of the Judge Advocate General, or an individual's commanding officer.

REDEMPTION BY CHECK

Shareholders in the Virginia Money Market Fund may request that checks be issued for their account. CHECKS MUST BE WRITTEN IN AMOUNTS OF AT LEAST $250.

         Checks issued to shareholders of the Fund will be sent only to the person in whose name the account is registered. The checks must be manually signed by the registered owner(s) exactly as the account is registered. For joint accounts the signature of either or both joint owners will be required on the check, according to the election made on the signature card. You will continue to earn dividends until the shares are redeemed by the presentation of a check.

         When a check is presented to the Transfer Agent for payment, a sufficient number of full and fractional shares from your account will be redeemed to cover the amount of the check. If the account balance is not adequate to cover the amount of a check, the check will be returned unpaid. Because the value of each account changes as dividends are accrued on a daily basis, checks may not be used to close an account.

         The checkwriting privilege is subject to the customary rules and regulations of Boston Safe Deposit and Trust Company, an affiliate of Mellon Bank, N.A., (Boston Safe) governing checking accounts. There is no charge to you for the use of the checks or for subsequent reorders of checks.

         The Company reserves the right to assess a processing fee against your account for any redemption check not honored by a clearing or paying agent. Currently, this fee is $25 and is subject to change at any time. Some examples of such dishonor are improper endorsement, checks written for an amount less than the minimum check amount, and insufficient or uncollectible funds.

         The Company, the Transfer Agent, and Boston Safe each reserves the right to change or suspend the check-writing privilege upon 30 days' written notice to participating shareholders.

         You may request that the Transfer Agent stop payment on a check. The Transfer Agent will use its best efforts to execute stop payment instructions, but does not guarantee that such efforts will be effective. The Transfer Agent will charge you $20 for each stop payment you request.

REDEMPTION BY BILL PAY

Shareholders in the Virginia Money Market Fund may request through USAA.COM that their money market account be debited to pay certain USAA bills for which they are personally obligated to pay. USAA Bill Pay will not allow shareholders to make payments on bills for which they are not obligated to pay. Consent of joint account owners is not required to pay bills that an individual shareholder is solely and personally obligated to pay.

                                INVESTMENT PLANS

The Company makes available the following investment plans to shareholders of the Funds. At the time you sign up for any of the following investment plans that utilize the electronic funds transfer service, you will choose the day of the month (the effective date) on which you would like to regularly purchase shares. When this day falls on a weekend or holiday, the electronic transfer will take place either on the business day immediately before or after the effective date. You may terminate your participation in a plan at any time. Please call the Manager for details and necessary forms or applications.

AUTOMATIC PURCHASE OF SHARES

INVESTRONIC(R) - The regular purchase of additional shares through electronic funds transfer from a checking or savings account. You may invest as little as $50 per month.

DIRECT PURCHASE SERVICE - The periodic purchase of shares through electronic funds transfer from a nongovernmental employer, an income-producing investment, or an account with a participating financial institution.

DIRECT DEPOSIT PROGRAM - The monthly transfer of certain federal benefits to directly purchase shares of a USAA mutual fund. Eligible federal benefits include: Social Security, Supplemental Security Income, Veterans Compensation and Pension, Civil Service Retirement Annuity, and Civil Service Survivor Annuity.

GOVERNMENT ALLOTMENT - The transfer of military pay by the U.S. Government Finance Center for the purchase of USAA mutual fund shares.

AUTOMATIC PURCHASE PLAN - The periodic transfer of funds from a USAA money market fund to purchase shares in another non-money market USAA mutual fund. There is a minimum investment required for this program of $5,000 in the money market fund, with a monthly transaction minimum of $50.

BUY/SELL SERVICE - The intermittent purchase or redemption of shares through electronic funds transfer to or from a checking or savings account. You may initiate a "buy" or "sell" whenever you choose.

DIRECTED DIVIDENDS - If you own shares in more than one of the Funds in the USAA family of funds, you may direct that dividends and/or capital gain distributions earned in one fund be used to purchase shares automatically in another fund.

         Participation in these systematic purchase plans allows you to engage in dollar-cost averaging.

SYSTEMATIC WITHDRAWAL PLAN

If you own shares with a value of $5,000 or more in a single investment account (accounts in different Funds cannot be aggregated for this purpose), you may request that enough shares to produce a fixed amount of money be liquidated from the account monthly, quarterly, or annually. The amount of each withdrawal must be at least $50. Using the electronic funds transfer service, you may choose to have withdrawals electronically deposited at your bank or other financial institution. You may also elect to have checks made payable to an entity unaffiliated with United Services Automobile Association (USAA). You also may elect to have such withdrawals invested in another USAA Fund.

         This plan may be initiated by depositing shares worth at least $5,000 with the Transfer Agent and by completing the Systematic Withdrawal Plan application, which may be requested from the Manager. You may terminate participation in the plan at any time. You are not charged for withdrawals under the Systematic Withdrawal Plan. The Company will not bear any expenses in administering the plan beyond the regular transfer agent and custodian costs of issuing and redeeming shares. The Manager will bear any additional expenses of administering the plan.

         Withdrawals will be made by redeeming full and fractional shares on the date you select at the time the plan is established. Withdrawal payments made under this plan may exceed dividends and distributions and, to this extent, will involve the use of principal and could reduce the dollar value of your investment and eventually exhaust the account. Reinvesting dividends and distributions helps replenish the account. Because share values and net investment income can fluctuate, you should not expect withdrawals to be offset by rising income or share value gains.

         Each redemption of shares of a Fund may result in a gain or loss, which must be reported on your income tax return. Therefore, you should keep an accurate record of any gain or loss on each withdrawal.

                               INVESTMENT POLICIES

The sections captioned WHAT ARE EACH FUND'S INVESTMENT OBJECTIVES AND PRINCIPAL STRATEGIES? and FUND INVESTMENTS in the prospectus describe the fundamental investment objective(s) and the investment policies applicable to each Fund. There can, of course, be no assurance that each Fund will achieve its investment objective(s). Each Fund's objective(s) cannot be changed without shareholder approval. The following is provided as additional information.

TEMPORARY DEFENSIVE POLICY

Each Fund may on a temporary basis because of market, economic, political, or other conditions invest up to 100% of its assets in short-term securities whether or not they are exempt from federal and Virginia state income tax. Such taxable securities may consist of obligations of the U.S. government, its agencies or instrumentalities, and repurchase agreements secured by such instruments.

CALCULATION OF DOLLAR WEIGHTED AVERAGE PORTFOLIO MATURITIES

Dollar weighted average portfolio maturity is derived by multiplying the value of each debt instrument by the number of days remaining to its maturity, adding the results of these calculations, and then dividing the total by the value of the Fund's debt instruments. An obligation's maturity is typically determined on a stated final maturity basis, although there are some exceptions to this rule.

         With respect to obligations held by the Virginia Bond Fund, if it is probable that the issuer of an instrument will take advantage of a maturity-shortening device, such as a call, refunding, or redemption provision, the date on which the instrument will probably be called, refunded, or redeemed may be considered to be its maturity date. Also, the maturities of securities subject to sinking fund arrangements are determined on a weighted average life basis, which is the average time for principal to be repaid. The weighted average life of these securities is likely to be substantially shorter than their stated final maturity. In addition, for purposes of the Fund's investment policies, an instrument will be treated as having a maturity earlier than its stated maturity date if the instrument has technical features such as puts or demand features that, in the judgment of the Manager, will result in the instrument being valued in the market as though it has the earlier maturity.

         Finally, for purposes of calculating the weighted average portfolio maturity of the Fund, the maturity of a debt instrument with a periodic interest reset date will be deemed to be the next reset date, rather than the remaining stated maturity of the instrument if, in the judgment of the Manager, the periodic interest reset features will result in the instrument being valued in the market as though it has the earlier maturity.

         The Virginia Money Market Fund will determine the maturity of an obligation in its portfolio in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended (1940 Act).

PERIODIC AUCTION RESET BONDS

The Virginia Bond Fund's assets may be invested in tax-exempt periodic auction reset bonds. Periodic auction reset bonds are bonds whose interest rates are reset periodically through an auction mechanism. For purposes of calculating the weighted average portfolio maturity of the Fund, the maturity of periodic auction reset bonds will be deemed to be the next interest reset date, rather than the remaining stated maturity of the instrument.

         Periodic auction reset bonds, similar to short-term debt instruments, are generally subject to less interest rate risk than long-term fixed rate debt instruments because the interest rate will be periodically reset in a market auction. Periodic auction reset bonds with a long remaining stated maturity (I.E., ten years or more), however, could have greater market risk than fixed short-term debt instruments, arising from the possibility of auction failure or insufficient demand at an auction, resulting in greater price volatility of such instruments compared to fixed short-term bonds.

DIVERSIFICATION

Each Fund intends to be diversified as defined in the 1940 Act and to satisfy the restrictions against investing too much of its assets in any "issuer" as set forth in the prospectus. In implementing this policy, the identification of the issuer of a municipal security depends on the terms and conditions of the security. When the assets and revenues of an agency, authority, instrumentality, or other political subdivision are separate from those of the government creating it and the security is backed only by the assets and revenues of the subdivision, agency, authority, or instrumentality, the latter would be deemed to be the sole issuer. Similarly, if an industrial development bond is backed only by the assets and revenues of the non-government user, then that user would be deemed to be the sole issuer. However, if in either case the creating government or some other entity guarantees a security, the guarantee would be considered a separate security and would be treated as an issue of that government or other entity.

SECTION 4(2) COMMERCIAL PAPER AND RULE 144A SECURITIES

Each Fund may invest in commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933, as amended (1933 Act) (Section 4(2) Commercial Paper).
Section 4(2) Commercial Paper is restricted as to disposition under the federal securities laws; therefore, any resale of Section 4(2) Commercial Paper must be effected in a transaction exempt from registration under the 1933 Act. Section 4(2) Commercial Paper is normally resold to other investors through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) Commercial Paper, thus providing liquidity.

         Each Fund may also purchase restricted securities eligible for resale to "qualified institutional buyers" pursuant to Rule 144A under the 1933 Act (Rule 144A Securities). Rule 144A provides a non-exclusive safe harbor from the registration requirements of the 1933 Act for resales of certain securities to institutional investors.

LIQUIDITY DETERMINATIONS

The Board of Directors has adopted guidelines pursuant to which municipal lease obligations, Section 4(2) Commercial Paper, Rule 144A Securities, certain restricted debt securities that are subject to put or demand features exercisable within seven days (Demand Feature Securities) and other securities (whether registered or not) that may be considered illiquid before or after purchase due to issuer bankruptcy, delisting, thin or no trading, SEC guidance, or similar factors (other securities) may be determined to be liquid for purposes of complying with SEC limitations applicable to each Fund's investments in illiquid securities. In determining the liquidity of municipal lease obligations, Section 4(2) Commercial Paper, Rule 144A Securities, and other securities the Manager will, among other things, consider the following factors established by the Board of Directors: (1) the frequency of trades and quotes for the security, (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers, (3) the willingness of dealers to undertake to make a market in the security, and (4) the nature of the security and the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer. Additional factors considered by the Manager in determining the liquidity of a municipal lease obligation are: (1) whether the lease obligation is of a size that will be attractive to institutional investors, (2) whether the lease obligation contains a non-appropriation clause and the likelihood that the obligor will fail to make an appropriation therefor, and (3) such other factors as the Manager may determine to be relevant to such determination. In determining the liquidity of Demand Feature Securities, the Manager will evaluate the credit quality of the party (the Put Provider) issuing (or guaranteeing performance on) the put or demand feature of the Demand Feature Securities. In evaluating the credit quality of the Put Provider, the Manager will consider all factors that it deems indicative of the capacity of the Put Provider to meet its obligations under the Demand Feature Securities based upon a review of the Put Provider's outstanding debt and financial statements and general economic conditions.

ILLIQUID SECURITIES

Up to 15% of the Virginia Bond Fund's net assets and up to 10% of the Virginia Money Market Fund's net assets may be invested in securities that are illiquid. Illiquid securities are those securities which cannot be disposed of in the ordinary course of business, seven days or less, at approximately the same value at which the Fund has valued the securities. Lease obligations and certain put bonds subject to restrictions on transfer may be determined to be liquid in accordance with the guidelines established by the Funds' Board of Directors.

ADJUSTABLE-RATE SECURITIES

Each Fund's assets may be invested in adjustable-rate securities. Similar to variable-rate demand notes, the interest rate on such securities is adjusted periodically to reflect current market conditions. Generally, the security's yield is based on a U.S. dollar-based interest rate benchmark such as the London Interbank Offered Rate (LIBOR) or the BMA Municipal Swap Index Yield (BMA). These interest rates are adjusted at a given time, such as weekly or monthly or upon change in the interest rate benchmark. The yields are closely correlated to changes in money market interest rates. However, these securities do not offer the right to sell the security at face value prior to maturity.

VARIABLE-RATE DEMAND NOTES

Each Fund's assets may be invested in tax-exempt securities, which provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. The effective maturity for these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements. These interest rate adjustments can both raise and lower the income generated by such securities. These changes will have the same effect on the income earned by the Fund depending on the proportion of such securities held.

         In the case of the Virginia Money Market Fund only, any variable rate instrument with a demand feature will be deemed to have a maturity equal to either the date on which the underlying principal amount may be recovered through demand or the next rate adjustment date consistent with applicable regulatory requirements.

ZERO COUPON BONDS

Each Fund's assets may be invested in zero coupon bonds. A zero coupon bond is a security that is sold at a deep discount from its face value, makes no periodic interest payments, and is redeemed at face value when it matures. The lump sum payment at maturity increases the price volatility of the zero coupon bond to changes in interest rates when compared to a bond that distributes a semiannual coupon payment. In calculating its dividend, each Fund records as income the daily amortization of the purchase discount.

SYNTHETIC INSTRUMENTS

Each Fund's assets may be invested in tender option bonds, bond receipts, and similar synthetic municipal instruments. A synthetic instrument is a security created by combining an intermediate or long-term municipal bond with a right to sell the instrument back to the remarketer or liquidity provider for repurchase on short notice. This right to sell is commonly referred to as a tender option. Usually, the tender option is backed by a conditional guarantee or letter of credit from a bank or other financial institution. Under its terms, the guarantee may expire if the municipality defaults on payments of interest or principal on the underlying bond, if the credit rating of the municipality is downgraded, or interest on the underlying bond loses its tax-exempt treatment. Synthetic instruments involve structural risks that could adversely affect the value of the instrument or could result in a Fund holding an instrument for a longer period of time than originally anticipated.

PUT BONDS

Each Fund may invest in tax-exempt securities (including securities with variable interest rates) that may be redeemed or sold back (put) to the issuer of the security or a third party prior to stated maturity (put bonds). Such securities will normally trade as if maturity is the earlier put date, even though stated maturity is longer. For the Virginia Bond Fund, maturity for put bonds is deemed to be the date on which the put becomes exercisable. Generally, maturity for put bonds for the Virginia Money Market Fund is determined as stated under Variable Rate Demand Notes.

LENDING OF SECURITIES

Each Fund may lend its securities in accordance with a lending policy that has been authorized by the Company's Board of Directors and implemented by the Manager. Securities may be loaned only to qualified broker-dealers or other institutional investors that have been determined to be creditworthy by the Manager. When borrowing securities from a Fund, the borrower will be required to maintain cash collateral with the Fund in an amount at least equal to the fair value of the borrowed securities. During the term of each loan, the Fund will be entitled to receive payments from the borrower equal to all interest and dividends paid on the securities during the term of the loan by the issuer of the securities. In addition, the Fund will invest the cash received as collateral in high-quality short-term instruments such as obligations of the U.S. government or of its agencies or instrumentalities or in repurchase agreements or shares of money market mutual funds, thereby earning additional income. Risks to a Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term instruments will be less than the amount of cash collateral required to be returned to the borrower. Risks to a Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term instruments will be less than the amount of cash collateral required to be returned to the borrower.

         No loan of securities will be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of a Fund's total assets. The Fund may terminate a loan at any time.

REPURCHASE AGREEMENTS

Each Fund may invest up to 5% of its total assets in repurchase agreements. A repurchase agreement is a transaction in which a security is purchased with a simultaneous commitment to sell the security back to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date, usually not more than seven days from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the purchased security. A Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty. Thus, the obligation to the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by the underlying securities. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security. In these transactions, the securities purchased by a Fund will have a total value equal to or in excess of the amount of the repurchase obligation. If the seller defaults and the value of the underlying security declines, a Fund may incur a loss and may incur expenses in selling the collateral. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. Any investments in repurchase agreements will give rise to income which will not qualify as tax-exempt income when distributed by a Fund.

WHEN-ISSUED SECURITIES

Each Fund may invest in new issues of tax-exempt securities offered on a when-issued or delayed-delivery basis; that is, delivery of and payment for the securities take place after the date of the commitment to purchase, normally within 45 days. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the buyer enters into the commitment. A Fund may sell these securities before the settlement date if it is deemed advisable.

         Tax-exempt securities purchased on a when-issued or delayed-delivery basis are subject to changes in value in the same way as other debt securities held in a Fund's portfolio; that is, both generally experience appreciation when interest rates decline and depreciation when interest rates rise. The value of such securities will also be affected by the public's perception of the creditworthiness of the issuer and anticipated changes in the level of interest rates. Purchasing securities on a when-issued or delayed-delivery basis involves a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. To ensure that a Fund will be able to meet its obligation to pay for the when-issued or delayed-delivery securities at the time of settlement, the Fund will segregate cash or liquid securities at least equal to the amount of the when-issued or delayed-delivery commitments. The segregated securities are valued at market, and any necessary adjustments are made to keep the value of the cash and/or segregated securities at least equal to the amount of such commitments by the Fund. On the settlement date of the when-issued or delayed-delivery securities, the Fund will meet its obligations from then available cash, sale of segregated securities, sale of other securities, or from sale of the when-issued or delayed-delivery securities themselves (which may have a value greater or less than the Company's payment obligations).

MUNICIPAL LEASE OBLIGATIONS

Each Fund may invest in municipal lease obligations and certificates of participation in such obligations (collectively, lease obligations). A lease obligation does not constitute a general obligation of the municipality for which the municipality's taxing power is pledged, although the lease obligation is ordinarily backed by the municipality's covenant to budget for the payments due under the lease obligation.

         Certain lease obligations contain "non-appropriation" clauses, which provide that the municipality has no obligation to make lease obligation payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. In evaluating a potential investment in such a lease obligation, the Manager will consider: (1) the credit quality of the obligor,
(2) whether the underlying property is essential to a governmental function, and
(3) whether the lease obligation contains covenants prohibiting the obligor from substituting similar property if the obligor fails to make appropriations for the lease obligation.

OTHER INVESTMENT COMPANIES

Each Fund may invest in securities issued by other investment companies that invest in eligible quality, short-term debt securities and seek to maintain a $1 NAV per share, I.E., "money market" funds. In addition, the Virginia Bond Fund may invest in securities issued by other non-money market investment companies (including exchange-traded funds) that invest in the types of securities in which the Fund itself is permitted to invest. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears in connection with its own operations. Each Fund's investment in securities issued by other investment companies is subject to statutory limitations prescribed by the 1940 Act.

DERIVATIVES

The Virginia Bond Fund may buy and sell certain types of derivatives, such as inverse floating rate securities, futures contracts, options on futures contracts, and swaps (each as described below) under circumstances in which such instruments are expected by the Manager to aid in achieving the Fund's investment objective. The Fund may also purchase instruments with characteristics of both futures and securities (E.G., debt instruments with interest and principal payments determined by reference to the value of a commodity or a currency at a future time) and which, therefore, possess the risks of both futures and securities investments.

         Derivatives, such as futures contracts, options on futures contracts, and swaps enable a Fund to take both "short" positions (positions which anticipate a decline in the market value of a particular asset or index) and "long" positions (positions which anticipate an increase in the market value of a particular asset or index). The Fund may also use strategies, which involve simultaneous short and long positions in response to specific market conditions, such as where the Manager anticipates unusually high or low market volatility.

         The Manager may enter into derivative positions for the Fund for either hedging or non-hedging purposes. The term hedging is applied to defensive strategies designed to protect the Fund from an expected decline in the market value of an asset or group of assets that the Fund owns (in the case of a short hedge) or to protect the Fund from an expected rise in the market value of an asset or group of assets which it intends to acquire in the future (in the case of a long or "anticipatory" hedge). Non-hedging strategies include strategies designed to produce incremental income or "speculative" strategies, which are undertaken to equitize the cash or cash equivalent portion of the Fund's portfolio or to profit from (i) an expected decline in the market value of an asset or group of assets which the Fund does not own or (ii) expected increases in the market value of an asset which it does not plan to acquire. Information about specific types of instruments is provided below.

INVERSE FLOATING RATE SECURITIES

We may invest up to 10% of the Virginia Bond Fund's net assets in municipal securities whose coupons vary inversely with changes in short-term tax-exempt interest rates and thus are considered a leveraged investment in an underlying municipal bond (or securities with similar economic characteristics). In creating such a security, a municipality issues a certain amount of debt and pays a fixed interest rate. A portion of the debt is issued as variable rate short-term obligations, the interest rate of which is reset at short intervals, typically seven days or less. The other portion of the debt is issued as inverse floating rate obligations, the interest rate of which is calculated based on the difference between a multiple of (approximately two times) the interest paid by the issuer and the interest paid on the short-term obligation. These securities present special risks for two reasons: (1) if short-term interest rates rise
(fall), the income the Fund earns on the inverse floating rate security will fall (rise); and (2) if long-term interest rates rise (fall) the value of the inverse floating rate security will fall (rise) more than the value of the underlying bond because of the leveraged nature of the investment. The Fund will seek to buy these securities at attractive values and yields that more than compensate the Fund for the securities' price volatility.

FUTURES CONTRACTS

The Virginia Bond Fund may use futures contracts to implement its investment strategy. Futures contracts are publicly traded contracts to buy or sell an underlying asset or group of assets, such as a currency or an index of securities, at a future time at a specified price. A contract to buy establishes a long position while a contract to sell establishes a short position.

         The purchase of a futures contract on a security or an index of securities normally enables a buyer to participate in the market movement of the underlying asset or index after paying a transaction charge and posting margin in an amount equal to a small percentage of the value of the underlying asset or index. The Fund will initially be required to deposit with the Company's custodian or the futures commission merchant effecting the futures transaction an amount of "initial margin" in cash or securities, as permitted under applicable regulatory policies.

         Initial margin in futures transactions is different from margin in securities transactions in that the former does not involve the borrowing of funds by the customer to finance the transaction. Rather, the initial margin is like a performance bond or good faith deposit on the contract. Subsequent payments (called "maintenance or variation margin") to and from the broker will be made on a daily basis as the price of the underlying asset fluctuates. This process is known as "marking to market." For example, when the Fund has taken a long position in a futures contract and the value of the underlying asset has risen, that position will have increased in value and the Fund will receive from the broker a maintenance margin payment equal to the increase in value of the underlying asset. Conversely, when the Fund has taken a long position in a futures contract and the value of the underlying instrument has declined, the position would be less valuable, and the Fund would be required to make a maintenance margin payment to the broker.

         At any time prior to expiration of the futures contract, the Fund may elect to close the position by taking an opposite position that will terminate the Fund's position in the futures contract. A final determination of maintenance margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain. While futures contracts with respect to securities do provide for the delivery and acceptance of such securities, such delivery and acceptance are seldom made.

COVER

Transactions using certain derivative instruments expose a Fund to an obligation to another party. A Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies or other options, futures contracts or forward contracts, or (2) cash or liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. Each Fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash or liquid assets in the prescribed amount as determined daily.

         Assets used as cover or held in an account cannot be sold while the position in the corresponding derivative instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Fund's assets to cover in accounts could impede portfolio management or a Fund's ability to meet redemption requests or other current obligations.

OPTIONS ON FUTURES CONTRACTS

The Virginia Bond Fund may invest in options on futures contracts to implement its investment strategy. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option.

LIMITATIONS AND RISKS OF OPTIONS ON FUTURES AND FUTURES ACTIVITY

As noted above, the Virginia Bond Fund may engage in both hedging and non-hedging strategies. Although effective hedging can generally capture the bulk of a desired risk adjustment, no hedge is completely effective. The Fund's ability to hedge effectively through transactions in futures and options depends on the degree to which price movements in the hedged asset correlate with price movements of the futures and options on futures.

         Non-hedging strategies typically involve special risks. The profitability of the Fund's non-hedging strategies will depend on the ability of the Manager to analyze both the applicable derivatives market and the market for the underlying asset or group of assets. Derivatives markets are often more volatile than corresponding securities markets and a relatively small change in the price of the underlying asset or group of assets can have a magnified effect upon the price of a related derivative instrument.

         Derivatives markets also are often less liquid than the market for the underlying asset or group of assets. Some positions in futures and options on futures may be closed out only on an exchange that provides a secondary market. There can be no assurance that a liquid secondary market will exist for any particular futures contract or option on futures at any specific time. Thus, it may not be possible to close such an option or futures position prior to maturity. The inability to close options on futures and futures positions also could have an adverse impact on the Fund's ability to effectively carry out its derivative strategies and might, in some cases, require the Fund to deposit cash to meet applicable margin requirements.

         Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

         If the Fund were unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

         Management of the Company has claimed an exclusion from the definition of "commodity pool operator" under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a commodity pool operator under that Act.

SWAP ARRANGEMENTS

The Virginia Bond Fund may enter into various forms of swap arrangements with counterparties with respect to interest rates, currency rates or indices, including purchase or caps, floors and collars as described below. In an interest rate swap a Fund could agree for a specified period to pay a bank or investment banker the floating rate of interest on a so-called notional principal amount (I.E., an assumed figure selected by the parties for this purpose) in exchange for agreement by the bank or investment banker to pay the Fund a fixed rate of interest on the notional principal amount. In a currency swap the Fund would agree with the other party to exchange cash flows based on the relative differences in values of a notional amount of two (or more) currencies; in an index swap, the Fund would agree to exchange cash flows on a notional amount based on changes in the values of the selected indices. The purchase of a cap entitles the purchaser to receive payments from the seller on a notional amount to the extent that the selected index exceeds an agreed upon interest rate or amount whereas the purchase of a floor entitles the purchaser to receive such payments to the extent the selected index falls below an agreed upon interest rate or amount. A collar combines buying a cap and selling a floor.

         The Virginia Bond Fund may enter into credit protection swap arrangements involving the sale by the Fund of a put option on a debt security, which is exercisable by the buyer upon certain events, such as a default by the referenced creditor on the underlying debt or a bankruptcy event of the creditor.

         Most swaps entered into by the Fund will be on a net basis. For example, in an interest rate swap, amounts generated by application of the fixed rate and floating rate to the notional principal amount would first offset one another, with the Fund either receiving or paying the difference between such amounts. In order to be in a position to meet any obligations resulting from swaps, the Fund will set up a segregated custodial account to hold liquid assets, including cash. For swaps entered into on a net basis, assets will be segregated having a NAV equal to any excess of the Fund's accrued obligations over the accrued obligations of the other party; for swaps on other than a net basis, assets will be segregated having a value equal to the total amount of the Fund's obligations. Collateral is treated as illiquid.

         These arrangements will be made primarily for hedging purposes, to preserve the return on an investment or on a portion of the Fund's portfolio. However, the Fund may, as noted above, enter into such arrangements for income purposes to the extent permitted by applicable law. In entering into a swap arrangement, the Fund is dependent upon the creditworthiness and good faith of the counterparty. The Fund will attempt to reduce the risk of nonperformance by the counterparty by dealing only with established, reputable institutions. The swap market is still relatively new and emerging; positions in swap contracts are generally illiquid and are not readily transferable to another counterparty. The use of interest rate swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Manager is incorrect in its forecasts of market values, interest rates, and other applicable factors, the investment performance of the Fund would diminish compared with what it would have been if these investment techniques were not used. Moreover, even if the Manager is correct in its forecasts, there is a risk that the swap position may correlate imperfectly with the price of the asset or liability being hedged.

                             INVESTMENT RESTRICTIONS

The following investment restrictions have been adopted by the Company for each Fund. These restrictions may not be changed for any given Fund without approval by the lesser of (1) 67% or more of the voting securities present at a meeting of the Fund if more than 50% of the outstanding voting securities of the Fund are present or represented by proxy or (2) more than 50% of the Fund's outstanding voting securities. The investment restrictions of one Fund may be changed without affecting those of the other Fund.

Under the restrictions, each Fund may not:

  (1) borrow money, except for temporary or emergency purposes in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings);

  (2) pledge, mortgage, or hypothecate its assets to any extent greater than 10% of the value of its total assets;

  (3) purchase or retain securities of any issuer if any officer or Director of the Company or its Manager owns individually more than one-half of one percent (1/2%) of the securities of that issuer, and collectively the officers and Directors of the Company and Manager together own more than 5% of the securities of that issuer;

  (4) purchase any securities which would cause 25% or more of the value of that Fund's total assets at the time of such purchase to be invested in securities the interest upon which is derived from revenues or projects with similar characteristics, such as toll road revenue bonds, housing revenue bonds, electric power project revenue bonds, or in industrial revenue bonds which are based, directly or indirectly, on the credit of private entities of any one industry; provided that the foregoing limitation does not apply with respect to investments in U.S. Treasury Bills, other obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities, and, in the case of the Virginia Money Market Fund, certificates of deposit and banker's acceptances of domestic banks;

  (5)     invest in issuers for the purpose of exercising control or management;

  (6)     issue senior securities, except as permitted under the 1940 Act;

  (7) underwrite securities of other issuers, except to the extent that it may be deemed to act as a statutory under writer in the distribution of any restricted securities or not readily marketable securities;

  (8) purchase or sell real estate, but this shall not prevent investments in tax-exempt securities secured by real estate or interests therein;

  (9) lend any securities or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that this limitation does not apply to purchases of debt securities or to repurchase agreements;

  (10) purchase on margin or sell short; for purposes of this restriction the deposit or payment of initial or variation margin in connection with financial futures contracts or related options will not be deemed to be a purchase of securities on margin by a Fund;

  (11) purchase or sell commodities, except that the Virginia Bond Fund may invest in financial futures contracts, options thereon, and other similar instruments;

  (12) invest in put, call, straddle, or spread options or interests in oil, gas, or other mineral exploration or development programs, except that a Fund may write covered call options and purchase put options.

         Additionally, during normal market conditions, at least 80% of each Fund's annual income will be excludable from gross income for federal income tax purposes and will also be exempt from Virginia state income taxes; and each Fund's net assets will consist of Virginia tax-exempt securities.

ADDITIONAL RESTRICTIONS

The following restrictions are not considered to be fundamental policies of the Funds. The Board of Directors may change these additional restrictions without notice to or approval by the shareholders.

Neither Fund will:

(1) invest more than 15% (10% with respect to the Virginia Money Market Fund) of the value of its net assets in illiquid securities, including repurchase agreements maturing in more than seven days; or

(2) purchase any security while borrowings representing more than 5% of the Fund's total assets are outstanding.

                           SPECIAL RISK CONSIDERATIONS

A substantial portion of the Funds' investments will consist of debt obligations issued to obtain funds for or on behalf of Virginia state and local governments and other public authorities (Virginia Issues). For this reason, the Funds are affected by political, economic, regulatory or other developments which constrain the taxing, revenue collecting and spending authority of Virginia issuers or otherwise affect the ability of Virginia issuers to pay interest, repay principal, or any premium. The following information constitutes only a brief summary of some of such developments and does not purport to be a complete description.

         Investors should be aware of certain factors that might affect the financial condition of issuers of Virginia municipal securities.

         Virginia Issues may include debt obligations of the subdivisions of the Commonwealth of Virginia issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, schools, streets and water and sewer works. Other purposes for which bonds may be issued include the obtaining of funds to lend to public or private institutions for the construction of facilities such as educational, hospital, housing, and solid waste disposal facilities. The latter are generally payable from private sources which, in varying degrees, may depend on local economic conditions, but are not necessarily affected by the ability of the Commonwealth of Virginia and its political subdivisions to pay their debts. Therefore, the general risk factors as to the credit of the Commonwealth or its political subdivisions discussed herein may not be relevant to certain of the Virginia Issues.

         (a) THE COMMONWEALTH OF VIRGINIA AS AN ISSUER. To the extent bonds of the Commonwealth of Virginia are included in the Virginia Issues, certain limited information on the financial condition of the Commonwealth is provided. The Constitution of Virginia limits the ability of the Commonwealth to create debt. The Constitution requires a balanced budget. Based on audited financial statements of the Commonwealth for the fiscal year ended June 30, 2004, the General Fund balance (on a budgetary basis) amounted to $1.109 billion of which $32 million was reserved. This General Fund balance represents an increase of $555 million in fiscal year 2004, or approximately double of the General Fund balance in fiscal year ending June 30, 2003.

         The Commonwealth's total debt rose during fiscal year 2004 to $18.1 billion, an increase of $310.4 million or 1.7 percent. During fiscal year 2004, the Commonwealth issued $2.2 billion of new debt. The majority of new debt issues were due to refunding old debt. At the end of fiscal year 2004, outstanding tax-supported debt of the Commonwealth was $5.13 billion.

         As of May 1, 2005, the Commonwealth had a Standard & Poor's rating of AAA, a Moody's rating of Aaa, and a Fitch rating of AAA on its general obligation bonds. There can be no assurance that the economic conditions on which these ratings are based will continue or that particular bond issues may not be adversely affected by changes in economic or political conditions. Further, the credit of the Commonwealth is not material to the ability of political subdivisions and private entities to make payments on the obligations described below.

         (b) BONDS OF OTHER ENTITIES. General obligations of cities, towns and counties in Virginia are payable from the general revenues of the entity issuing such obligations, including ad valorem tax revenues on property within the jurisdiction. The obligation to levy taxes could be enforced by mandamus, but such a remedy may be impracticable and difficult to enforce. Under section 15.1-227.61 of the Code of Virginia of 1950, as amended, a holder of any general obligation bond in default may file an affidavit setting forth such default with the Governor. If, after investigating, the Governor determines that such default exists, he is directed to order the State Comptroller to withhold State funds appropriated and payable to the entity and apply the amount so withheld to unpaid principal and interest. The Commonwealth, however, has no obligation to provide any additional funds necessary to pay such principal and interest.

         Revenue bonds issued by Virginia political subdivisions include (1) revenue bonds payable exclusively from revenue producing governmental enterprises and (2) industrial revenue bonds, college and hospital revenue bonds and other "private activity bonds" which are essentially non-governmental debt issues and which are payable exclusively by private entities such as non-profit organizations and business concerns of all sizes. State and local governments have no obligation to provide for payment of such private activity bonds and in many cases would be legally prohibited from doing so. The value of such private activity bonds may be affected by a wide variety of factors relevant to particular localities or industries, including economic developments outside of Virginia.

         Virginia municipal securities that are lease obligations are customarily subject to "non-appropriation" clauses which allow the municipality, or other public entity, to terminate its lease obligations if moneys to make the lease payments are not appropriated for that purpose. Legal principles may restrict the enforcement of provisions in lease financing limiting the municipal issuer's ability to utilize property similar to that leased in the event that debt service is not appropriated.

         Chapter 9 of the United States Bankruptcy Code, which applies to bankruptcies by political subdivisions, limits the filing under that chapter to political subdivisions that have been specifically authorized to do so under applicable state law. The Company is not aware of any statute in Virginia that gives any such authorization to political subdivisions in Virginia. Bonds payable exclusively by private entities may be subject to the provisions of the United States Bankruptcy Code other than Chapter 9.

         (c) OTHER FACTORS. Virginia municipal issuers are subject to Rule 15c2-12 of the SEC (the "Rule") that requires continuing disclosure, including annual audited financial statements, with respect to those obligations, unless exempted by the Rule.

         Although revenue obligations of the Commonwealth or its political subdivisions may be payable from a specific project or source, including lease rentals, there can be no assurance that future economic difficulties and the resulting impact on Commonwealth and local government finances will not adversely affect the market value of the portfolio of the Fund or the ability of the respective obligors to make timely payments of principal and interest on such obligations.

         With respect to Virginia Issues that are backed by a letter of credit issued by a foreign or domestic bank, the ultimate source of payment is the bank. Investment in foreign banks may involve risks not present in domestic investments. These include the fact that the foreign bank may be subject to different, and in some cases less comprehensive, regulatory, accounting, financial reporting and disclosure standards than are domestic banks.

         When Virginia Issues are insured by a municipal bond insurer, there are certain risks which the bond insurance policy typically does not cover. For example, some insurance policies do not insure against loss resulting from: (1) a pre-payment premium; (2) an optional or mandatory redemption (other than sinking fund redemptions); (3) an accelerated payment; (4) a payment of the purchase price of Virginia Issues upon tender thereof; and (5) a preference. Certain municipal bond insurers may not insure against nonpayment of principal of or interest on Virginia Issues resulting from the insolvency, negligence or any other act or omission of a paying agent for Virginia Issues. Also, the capitalization of the various municipal bond insurers is not uniform. If an insurer of Virginia Issues must make payments pursuant to its bond insurance policy, such payments could be limited by, among other things, such companies' capitalization and insurance regulatory authorities.

         The rights of the holders of the Virginia Issues and the enforceability of the Virginia Issues and the financing documents may be subject to (1) bankruptcy, insolvency, reorganization, moratorium and other similar laws relating to or affecting creditors' rights, in effect now or after the date of the issuance of Virginia Issues, to the extent constitutionally applicable, (2) principles of equity, and (3) the exercise of judicial discretion.

         There are risks in any investment program, and there is no assurance that either Fund will achieve its investment objective. Virginia Issues are subject to relative degrees of risk, including credit risk, market volatility, tax law change and fluctuation of the return of the investment of the Virginia Issues proceeds. Credit risk relates to the issuer's, pledgor's, contributor's, grantor's, credit enhancer's and/or guarantor's ability to make timely payments of principal and interest and any premium. Furthermore, in revenue bond financings, the bonds may be payable exclusively from moneys derived from the fees, rents and other charges collected from the bond-financed project. Payment of principal, interest and any premium on the bonds by the issuer of Virginia Issues which are revenue bonds may be adversely affected if the collection of fees, rents and charges from the project is diminished. Market volatility relates to the changes in market price that occur as a result of variations in the level of prevailing interest rates and yield relationships between sectors in the tax-exempt securities market and other market factors. Also, each Fund will be affected by general changes in interest rates nationally which will result in increases or decreases in the value of the securities held by such Fund.

         The ability of each Fund to achieve its investment objectives is dependent on the continuing ability of the issuers of Virginia Issues in which the Fund invests to meet their obligations for the payment of principal, interest and premium when due.

                             PORTFOLIO TRANSACTIONS

The Manager, pursuant to the Advisory Agreement, and subject to the general control of the Company's Board of Directors, places all orders for the purchase and sale of Fund securities. Purchases of Fund securities are made either directly from the issuer or from dealers who deal in tax-exempt securities. The Manager may sell Fund securities prior to maturity if circumstances warrant and if it believes such disposition is advisable. In connection with portfolio transactions for the Company, the Manager seeks to obtain the best available net price and most favorable execution for its orders.

         The Manager has no agreement or commitment to place transaction with any broker-dealer and no regular formula is used to allocate orders to any broker-dealer. However, the Manager may place security orders with brokers or dealers who furnish research and brokerage services to the Manager as long as there is no sacrifice in obtaining the best overall terms available. Payment for such services would be generated through underwriting concessions from purchases of new issue fixed income securities. Such research and brokerage services may include, for example: advice concerning the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or the purchasers or sellers of securities; analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and performance of accounts; and various functions incidental to effecting securities transactions, such as clearance and settlement. These research services may also include access to research on third party databases, such as historical data on companies, financial statements, earnings history and estimates, and corporate releases; real-time quotes and financial news; research on specific fixed income securities; research on international market news and securities; and rating services on companies and industries. Thus, the Manager may be able to supplement its own information and to consider the views and information of other research organizations in arriving at its investment decisions. If such information is received and it is in fact useful to the Manager, it may tend to reduce the Manager's costs.

         The Manager continuously reviews the performance of the broker-dealers with whom it places orders for transactions. In evaluating the performance of the brokers and dealers, the Manager considers whether the broker-dealer has generally provided the Manager with the best overall terms available, which includes obtaining the best available price and most favorable execution. The receipt of research from broker-dealers that execute transactions on behalf of the Company may be useful to the Manager in rendering investment management services to other clients (including affiliates of the Manager), and conversely, such research provided by broker-dealers who have executed transaction orders on behalf of other clients may be useful to the Manager in carrying out its obligations to the Company. While such research is available to and may be used by the Manager in providing investment advice to all its clients (including affiliates of the Manager), not all of such research may be used by the Manager for the benefit of the Company. Such research and services will be in addition to and not in lieu of research and services provided by the Manager, and the expenses of the Manager will not necessarily be reduced by the receipt of such supplemental research. See THE COMPANY'S MANAGER.

         Securities of the same issuer may be purchased, held, or sold at the same time by the Company for any or all of its Funds, or other accounts or companies for which the Manager acts as the investment adviser (including affiliates of the Manager). On occasions when the Manager deems the purchase or sale of a security to be in the best interest of the Company, as well as the Manager's other clients, the Manager, to the extent permitted by applicable laws and regulations, may aggregate such securities to be sold or purchased for the Company with those to be sold or purchased for other customers in order to obtain best execution and lower brokerage commissions, if any. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Manager in the manner it considers to be most equitable and consistent with its fiduciary obligations to all such customers, including the Company. In some instances, this procedure may affect the price and size of the position obtainable for the Company.

         The tax-exempt securities market is typically a "dealer" market in which investment dealers buy and sell bonds for their own accounts, rather than for customers, and although the price may reflect a dealer's mark-up or mark-down, the Company pays no brokerage commissions as such. In addition, some securities may be purchased directly from issuers.

         The Manager directed a portion of the Funds' transactions to certain broker-dealers that provided the Manager with research, analysis, advice, and similar services. For the fiscal year ended March 31, 2005, such transactions and related underwriting concessions amounted to the following:

FUND                TRANSACTION AMOUNT          UNDERWRITING CONCESSIONS

Virginia Bond          $ 4,584,389                      $ 21,750

PORTFOLIO TURNOVER RATES

The portfolio turnover rate is computed by dividing the dollar amount of securities purchased or sold (whichever is smaller) by the average value of securities owned during the year.

         The rate of portfolio turnover will not be a limiting factor when the Manager deems changes in the Virginia Bond Fund's portfolio appropriate in view of its investment objective. For example, securities may be sold in anticipation of a rise in interest rates (market decline) or purchased in anticipation of a decline in interest rates (market rise) and later sold. In addition, a security may be sold and another security of comparable quality may be purchased at approximately the same time in order to take advantage of what the Fund believes to be a temporary disparity in the normal yield relationship between the two securities. These yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for or supply of various types of tax-exempt securities. The Virginia Bond Fund may purchase or sell securities solely to achieve short-term trading profits. These activities may increase the portfolio turnover rate for the Fund, which may result in the Fund incurring higher brokerage costs and realizing more taxable gains that would otherwise be the case in the absence of such activities.

         For the last two fiscal years ended March 31, the Virginia Bond Fund's portfolio turnover rates were as follows:

             2004 . . . 15.77%                2005 . . . 6.67%

         Portfolio turnover rates have been calculated excluding short-term variable rate securities, which are those with put date intervals of less than one year.

                     FUND HISTORY AND DESCRIPTION OF SHARES

The Funds are series of the Company and are diversified. The Company is an open-end management investment company incorporated under the laws of the state of Maryland on November 16, 1981. The Company is authorized to issue shares in separate series or funds. There are ten mutual funds in the Company, two of which are described in this SAI. Under the Articles of Incorporation, the Board of Directors is authorized to create new portfolios in addition to those already existing without shareholder approval. The Company began offering shares of the Virginia Bond and Virginia Money Market Funds in October 1990.

         Each Fund's assets and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, are specifically allocated to such Fund. They constitute the underlying assets of each Fund, are required to be segregated on the books of account, and are to be charged with the expenses of such Fund. Any general expenses of the Company not readily identifiable as belonging to a particular Fund are allocated on the basis of the Funds' relative net assets during the fiscal year or in such other manner as the Directors determine to be fair and equitable. Each share of each Fund represents an equal proportionate interest in that Fund with every other share and is entitled to dividends and distributions out of the net income and capital gains belonging to that Fund when declared by the Board. Upon liquidation of that Fund, shareholders are entitled to share pro rata in the net assets belonging to such Fund available for distribution.

         Under the provisions of the Bylaws of the Company, no annual meeting of shareholders is required. Thus, there will ordinarily be no shareholder meeting unless required by the 1940 Act. Under certain circumstances, however, shareholders may apply to the Directors for shareholder information to obtain signatures to request a special shareholder meeting. The Company may fill vacancies on the Board or appoint new Directors if the result is that at least two-thirds of the Directors have still been elected by shareholders. Moreover, pursuant to the Bylaws of the Company, any Director may be removed by the affirmative vote of a majority of the outstanding Company shares; and holders of 10% or more of the outstanding shares of the Company can require Directors to call a meeting of shareholders for the purpose of voting on the removal of one or more Directors. The Company will assist in communicating to other shareholders about the meeting. On any matter submitted to the shareholders, the holder of each Fund share is entitled to one vote per share (with proportionate voting for fractional shares) regardless of the relative NAVs of the Funds' shares. However, on matters affecting an individual Fund a separate vote of the shareholders of that Fund is required. Shareholders of a Fund are not entitled to vote on any matter that does not affect that Fund but which requires a separate vote of another Fund. Shares do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Directors can elect 100% of the Company's Board of Directors, and the holders of less than 50% of the shares voting for the election of Directors will not be able to elect any person as a Director.

         Shareholders of a particular Fund might have the power to elect all of the Directors of the Company because that Fund has a majority of the total outstanding shares of the Company. When issued, each Fund's shares are fully paid and nonassessable, have no pre-emptive or subscription rights, and are fully transferable. There are no conversion rights.

                    CERTAIN FEDERAL INCOME TAX CONSIDERATIONS

TAXATION OF THE FUNDS

Each Fund, which is treated as a separate corporation for federal tax purposes, intends to continue to qualify for treatment as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). Accordingly, a Fund will not be liable for federal income tax on its taxable net investment income and net capital gains (capital gains in excess of capital losses) that it distributes to its shareholders, provided that it distributes at least 90% of its net investment income and the excess of its net short-term capital gain over its net short-term capital loss for the taxable year.

         To qualify for treatment as a regulated investment company, a Fund must, among other things, (1) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities, and other income (including gains from options or futures contracts) derived with respect to its business of investing in securities (the 90% test) and (2) satisfy certain diversification requirements at the close of each quarter of its taxable year. Furthermore, for a Fund to pay tax-exempt income dividends, at least 50% of the value of its total assets at the close of each quarter of its taxable year must consist of obligations the interest on which is exempt from federal income tax. Each Fund intends to continue to satisfy this requirement.

         The Code imposes a nondeductible 4% excise tax on a regulated investment company that fails to distribute during each calendar year an amount at least equal to the sum of (1) 98% of its taxable net investment income for that calendar year, (2) 98% of its capital gain net income for the twelve-month period ending on October 31 of that year, and (3) any prior undistributed income and gains. Each Fund intends to continue to make distributions to avoid imposition of this excise tax.

         For federal income tax purposes, debt securities purchased by a Fund, including zero coupon bonds, may be treated as having original issue discount (generally, the excess of the stated redemption price at maturity of a debt obligation over its issue price). Original issue discount is treated for federal income tax purposes as income earned by a Fund, whether or not any payment is actually received, and therefore is subject to the distribution requirements mentioned above. However, original issue discount with respect to tax-exempt obligations generally will be excluded from a Fund's taxable income, although that discount will be included in its gross income for purposes of the 90% test and will be added to the adjusted tax basis of those obligations such securities for purposes of determining gain or loss upon sale or at maturity. Generally, the amount of original issue discount is determined on the basis of a constant yield to maturity which takes into account the compounding of accrued interest.

         A Fund may purchase debt securities at a market discount. A market discount exists when a security is purchased at a price less than its original issue price adjusted for accrued original issue discount, if any. The Funds intend to defer recognition of accrued market discount until maturity or other disposition of the security. For a security purchased at a market discount, the gain realized on disposition will be treated as taxable ordinary income to the extent of accrued market discount on the security.

         The Funds may also purchase debt securities at a premium, I.E., at a purchase price in excess of face amount. With respect to tax-exempt securities, the premium must be amortized to the maturity date, but no deduction is allowed for the premium amortization. The amortized bond premium on a security will reduce Fund's adjusted tax basis in the security. For taxable securities, the premium may be amortized if a Fund so elects. The amortized premium on taxable securities is first offset against interest received on the securities and then allowed as a deduction, and, generally must be amortized under an economic accrual method.

TAXATION OF THE SHAREHOLDERS

Taxable distributions are generally included in a shareholder's gross income for the taxable year in which they are received. However, dividends and other distributions declared in October, November, or December and made payable to shareholders of record in such a month will be deemed to have been received on December 31 if the paid during the following January.

         If dividends a Fund distributes to its shareholders are derived from interest income exempt from federal income tax and are designated as "exempt-interest dividends" by the Fund, they will be excludable from a shareholder's gross income for federal income tax purposes. Shareholders who are recipients of Social Security benefits should be aware that exempt-interest dividends received from a Fund are includable in their "modified adjusted gross income" for purposes of determining the amount of such Social Security benefits, if any, that are required to be included in their gross income.

         If a Fund invests in any instruments that generate taxable income (such as market discount bonds, as described above, or otherwise under the circumstances described in the Funds' prospectus and this SAI) or engages in securities lending, the portion of any dividend that Fund pays that is attributable to the income earned on those instruments or from such lending will be taxable to its shareholders as ordinary income to the extent of its earnings and profits will not qualify for the 15% maximum federal income tax rate for individual shareholders enacted in 2003, and only the remaining portion will qualify as an exempt-interest dividend. Moreover, if a Fund realizes capital gain as a result of market transactions, any distributions of the gain will be taxable to its shareholders. Those distributions will be subject to a 15% maximum federal income tax rate for individual shareholders to the extent they are attributable to net capital gain (I.E., the excess of net long-term capital gain over net short-term capital loss) a Fund recognizes on sales or exchanges of capital assets through March 31, 2009, as noted in the prospectus, but distributions of other capital gain will be taxed as ordinary income.

         A shareholder of the Virginia Bond Fund should be aware that a redemption of shares (including any exchange into another USAA Fund) is a taxable event, and, accordingly, a capital gain or loss may be recognized. If a shareholder receives an exempt-interest dividend with respect to any share and has held that share for six months or less, any loss on the redemption or exchange of that share will be disallowed to the extent of such exempt-interest dividend. Similarly, if a shareholder of the Fund receives a distribution taxable as long-term capital gain with respect to shares of the Fund and redeems or exchanges that Fund's shares before he or she has held them for more than six months, any loss on the redemption or exchange (not otherwise disallowed as attributable to an exempt-interest dividend) will be treated as long-term capital loss.

         The Funds may invest in industrial development revenue bonds. Interest on certain of those bonds generally is a tax preference item for purposes of the federal alternative minimum tax (AMT), although the interest continues to be excludable from federal gross income. AMT is a supplemental tax designed to ensure that taxpayers pay at least a minimum amount of tax on their income, even if they make substantial use of certain tax deductions and exclusions (referred to as tax preference items). Interest from industrial development revenue bonds is one of the tax preference items that is added to income from other sources for the purposes of determining whether a taxpayer is subject to the AMT and the amount of any tax to be paid. For corporate investors, alternative minimum taxable income is increased by 75% of the amount by which adjusted current earnings (ACE) exceed alternative minimum taxable income before the ACE adjustment. For corporate taxpayers, all tax-exempt interest is considered in calculating the AMT as part of the ACE. Prospective investors should consult their own tax advisers with respect to the possible application of the AMT to their tax situation.

         Opinions relating to the validity of tax-exempt securities and the exemption of interest thereon from federal income tax are rendered by recognized bond counsel to the issuers. Neither the Manager's nor the Funds' counsel makes any review of the basis for such opinions.

                                VIRGINIA TAXATION

As a regulated investment company, each Fund may distribute dividends (Virginia exempt-interest dividends) and capital gains (Virginia exempt-capital gains) that are exempt from the Virginia income tax to its shareholders if (1) at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of obligations, the interest on which is excluded from gross income for federal income tax purposes and (2) the Fund satisfies certain Virginia reporting requirements. The Funds intend to qualify and report under the above requirement so that they can distribute Virginia exempt-interest dividends and Virginia exempt-capital gains. If a Fund fails to so qualify or report, no part of its dividends or capital gains will be exempt from the Virginia income tax.

         The portion of dividends constituting Virginia exempt-interest dividends is that portion derived from obligations of Virginia or its political subdivisions or instrumentalities which pay interest excludable from federal gross income or derived from obligations of the United States which pay interest excludable from Virginia taxable income under the laws of the United States. Dividends (1) paid by the Funds, (2) excluded from gross income for federal income tax purposes, and (3) derived from interest on obligations of certain territories and possessions of the United States (those issued by Puerto Rico, the Virgin Islands and Guam) will be exempt from the Virginia income tax.

         The portion of distributions constituting Virginia exempt-capital gains is that portion derived from long-term capital gains on the sale or exchange by the Funds of obligations of the Commonwealth of Virginia, any political subdivision or instrumentality of the Commonwealth, or the United States.

         To the extent any portion of the dividends distributed to the shareholders by the Funds is derived from taxable interest for Virginia purposes or, as a general rule, net short-term gains, such portion will be taxable to the shareholders as ordinary income. Distributions of long-term capital gains, other than Virginia exempt-capital gains, realized and distributed by the Funds generally will be taxable to their shareholders regardless of how long the shareholders have held their shares. Generally, interest on indebtedness incurred by shareholders to purchase or carry shares of the Funds will not be deductible for Virginia income tax purposes.

         The foregoing is only a summary of some of the important Virginia income tax considerations generally affecting the Funds and their shareholders, and does not address any Virginia taxes other than income taxes. No attempt is made to present a detailed explanation of the Virginia income tax treatment of the Funds or their shareholders, and this discussion is not intended as a substitute for careful planning. Accordingly, potential investors in the Funds should consult their tax advisers with respect to the application of Virginia taxes to the receipt of the Funds' dividends and other distributions and as to their own Virginia tax situation.

                      DIRECTORS AND OFFICERS OF THE COMPANY

The Board of Directors of the Company consists of six Directors who supervise the business affairs of the Company. The Board of Directors is responsible for the general oversight of the Funds' business and for assuring that the Funds are managed in the best interests of each Fund's respective shareholders. The Board of Directors periodically reviews the Funds' investment performance as well as the quality of other services provided to the Funds and their shareholders by each of the Funds' service providers, including IMCO and its affiliates.

         Set forth below are the Non Interested Directors, the Interested Director, officers, and each of their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held.

NON INTERESTED DIRECTORS

====================================================================================================================================
NAME, ADDRESS*             POSITION(S)  TERM OF          PRINCIPAL OCCUPATION(S) DURING          NUMMBER OF           OTHER
AND AGE                    HELD WITH    OFFICE** AND     PAST 5 YEARS                            PORTFOLIOS  IN FUND  DIRECTORSHIPS
                           FUND         LENGTH OF                                                COMPLEX OVERSEEN     HELD BY
                                        TIME SERVED                                              BY DIRECTOR          DIRECTOR

---------------------------------------------------------------------------------------------------------------------------------

Barbara B. Dreeben (60)    Director     Director since   President, Postal Addvantage            Four registered          None
                                        January 1994     (7/92-present), which is a postal       investment companies
                                                         mail list management service.           consisting of 39 funds

---------------------------------------------------------------------------------------------------------------------------------

Robert L. Mason,           Director     Director since   Institute Analyst, Southwest Research   Four registered          None
Ph.D. (59)                              January 1997     Institute (3/02-present); Staff         investment companies
                                                         Analyst, Southwest Research Institute   consisting of 39 funds
                                                         (9/98-3/02), which focuses in the fields
                                                         of technological research.

------------------------------------------------------------------------------------------------------------------------------------

Michael F. Reimherr (59)   Director     Director since   President of Reimherr Business          Four registered          None
                                        January 2000     Consulting (5/95-present), which        investment companies
                                                         performs business valuations of large   consisting of 39 funds
                                                         companies to include the development
                                                         of annual business plans, budgets,
                                                         and internal financial reporting.

------------------------------------------------------------------------------------------------------------------------------------

Laura T. Starks,           Director     Director since   Charles E and Sarah M Seay Regents      Four registered          None
Ph.D. (55)                              May 2000         Chair Professor of Finance, University  investment companies
                                                         of Texas at Austin (9/96-present).      consisting of 39 funds

------------------------------------------------------------------------------------------------------------------------------------

Richard A. Zucker (62)     Director and Director since   Vice President, Beldon Roofing          Four registered          None
                           Chairman***  January 1992     Company (7/85-present).                 investment companies
                                                                                                 consisting of 39 funds
====================================================================================================================================

* The address for each Non Interested Director is USAA Investment Management Company, P. O. Box 659430, San Antonio, Texas 78265-9430.

** The term of office for each director is twenty (20) years or until the director reaches age 70. All members of the Board of Directors shall be presented to shareholders for election or reelection, as the case may be, at least once every five (5) years. Vacancies on the Board of Directors can be filled by the action of a majority of the Directors, provided that at least two-thirds of the Directors have been elected by the shareholders.

*** Effective February 1, 2005, Mr. Zucker was elected Chair of the Fund's Board of Directors.

         Directors and officers of the Company who are employees of the Manager or affiliated companies and are considered "interested persons" under the 1940 Act.

INTERESTED DIRECTOR

====================================================================================================================================
NAME, ADDRESS*         POSITION(S)      TERM OF          PRINCIPAL OCCUPATION(S) DURING             NUMBER OF          OTHER PUBLIC
AND AGE                HELD WITH        OFFICE AND       PAST 5 YEARS                               PORTFOLIOS         DIRECTORSHIPS
                       FUND             LENGTH OF                                                   IN FUND COMPLEX
                                        TIME SERVED                                                 OVERSEEN BY
                                                                                                    DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
Christopher W.         Director,        Director since   President and Chief Executive Officer,     Five registered       None
Claus (44)             President, and   February 2001    Director, and Chairman of the Board of     investment
                       Vice Chairman                     Directors, USAA Investment Management      companies
                       of the Board of                   Company (IMCO) (12/04-present); President  consisting of
                       Directors                         and Chief Executive Officer, Director,     44 funds
                                                         and Vice Chairman of the Board of Directors,
                                                         IMCO (2/01-12/04); Senior Vice President
                                                         of Investment Sales and Service, IMCO
                                                         (7/00-2/01). Mr. Claus also serves as
                                                         President, Director, and Chairman of the
                                                         Board of Directors of USAA Shareholder
                                                         Account Services (SAS). He also holds the
                                                         officer position of Senior Vice President
                                                         of the USAA Life Investment Trust, a
                                                         registered investment company offering five
                                                         individual funds.

------------------------------------------------------------------------------------------------------------------------------------
INTERESTED OFFICER
------------------------------------------------------------------------------------------------------------------------------------

Clifford A. Gladson    Vice President   Vice President   Senior Vice President, Fixed Income        Five registered       None
(54)                                    since May 2002   Investments, IMCO (9/02-present); Vice     investment
                                                         President, Fixed Income Investments,       companies
                                                         IMCO (5/02-9/02); Vice President,          consisting of
                                                         Mutual Fund Portfolios, IMCO,(12/99-       44 funds
                                                         5/02). Mr. Gladson also holds the
                                                         officer position of Vice President
                                                         of the USAA Life Investment Trust, a
                                                         registered investment company offering
                                                         five individual funds.

====================================================================================================================================

* The address of the Interested Director and each officer is P.O. Box 659430, San Antonio, Texas 78265-9430.

INTERESTED OFFICERS

====================================================================================================================================

NAME, ADDRESS*         POSITION(S)      TERM OF OFFICE   PRINCIPAL OCCUPATION(S) DURING             NUMBER OF          OTHER PUBLIC
AND AGE                HELD WITH        AND LENGTH OF    PAST 5 YEARS                               PORTFOLIOS         DIRECTORSHIPS
                       FUND             TIME SERVED                                                 IN FUND
                                                                                                    COMPLEX
                                                                                                    OVERSEEN
------------------------------------------------------------------------------------------------------------------------------------

Stuart Wester (58)     Vice  President  Vice President   Vice President, Equity Investments, IMCO   Five registered       None
                                        since May 2002   (1/99-present). Mr. Wester  also holds     investment
                                                         the officer position of Vice President     companies
                                                         of the USAA Life Investment Trust,         consisting of
                                                         a registered investment company offering   44 funds
                                                         five individual funds.

------------------------------------------------------------------------------------------------------------------------------------

Mark S. Howard (41)    Secretary        Secretary since  Senior Vice President, USAA Life Insurance Five registered       None
                                        September 2002   Company (USAA Life)/IMCO/USAA Financial    investment
                                                         Planning Services (FPS) General Counsel,   companies
                                                         USAA (10/03-present); Senior Vice          consisting of
                                                         President, Securities Counsel, USAA        44 funds
                                                         (12/02-10/03); Senior Vice President,
                                                         Securities Counsel and Compliance, IMCO
                                                         (1/02-12/02); Vice President, Securities
                                                         Counsel & Compliance, IMCO (7/00-1/02).
                                                         Mr. Howard also holds the officer positions
                                                         of Senior Vice  President, Secretary and
                                                         Counsel for USAA Life, IMCO, FPS, SAS and
                                                         USAA Financial Advisors, Inc. (FAI); and
                                                         Secretary of the USAA Life Investment Trust,
                                                         a registered investment company offering
                                                         five individual funds.

------------------------------------------------------------------------------------------------------------------------------------

Debra K. Dunn (35)     Treasurer        Treasurer since  Assistant Vice President, IMCO/FPS         Four registered       None
                                        June 2005        Finance, USAA (9/04-present); Executive    investment
                                                         Director IMCO/FPS Finance, USAA (12/03-    companies
                                                         9/04); Executive Director FPS Finance,     consisting of
                                                         USAA (2/03-12/03); Director FPS Finance,   39 funds
                                                         USAA (12/02-12/03); Director Strategic
                                                         Financial Analysis, IMCO (1/01-12/02);
                                                         Financial Business Analyst, Strategic
                                                         Financial Analysis, IMCO (3/00-1/01).
                                                         Ms. Dunn also holds the officer positions
                                                         of Assistant Vice President and  Treasurer
                                                         IMCO, SAS, FPS, and  FAI.

====================================================================================================================================

* The address of the Interested Director and each officer is P.O. Box 659430, San Antonio, Texas 78265-9430.

INTERESTED OFFICERS

====================================================================================================================================
NAME, ADDRESS*         POSITION(S)  TERM OF OFFICE       PRINCIPAL OCCUPATION(S) DURING             NUMBER OF          OTHER PUBLIC
AND AGE                HELD WITH    AND LENGTH OF        PAST 5 YEARS                               PORTFOLIOS         DIRECTORSHIPS
                       FUND         TIME SERVED                                                     IN FUND
                                                                                                    COMPLEX OVERSEEN

--------------------------------------------------------------------------------------------------------------------------------

Eileen M. Smiley (45)  Assistant    Assistant            Vice President, Securities Counsel, USAA   Five registered       None
                       Secretary    Secretary since      (2/04- present); Assistant Vice President, investment
                                    February 2003        Securities Counsel, USAA (1/03-2/04);      companies
                                                         Attorney, Morrison & Foerster, LLP (1/99-  consisting of 44
                                                         1/03). Ms. Smiley also holds the officer   funds
                                                         positions of Vice President and Assistant
                                                         Secretary of IMCO, FPS, and FAI; and
                                                         Assistant Secretary of the USAA Life
                                                         Investment Trust, a registered investment
                                                         company offering five individual funds.

------------------------------------------------------------------------------------------------------------------------------------

Roberto Galindo,       Assistant    Assistant Treasurer  Assistant Vice President, Portfolio        Five registered       None
Jr. (44)               Treasurer    since July 2000      Accounting/Financial Administration,       investment
                                                         USAA (12/02-present); Assistant Vice       companies
                                                         President, Mutual Fund Analysis &          consisting
                                                         Support, IMCO (10/01-12/02); Executive     of 44 funds
                                                         Director, Mutual Fund Analysis &
                                                         Support, IMCO (6/00-10/01). Mr. Galindo
                                                         also holds the officer position of Assistant
                                                         Treasurer of the USAA  Life Investment
                                                         Trust, a registered investment company
                                                         offering five individual funds.

------------------------------------------------------------------------------------------------------------------------------------

Jeffrey D. Hill (37)   Chief        Chief Compliance     Assistant Vice President, Mutual Funds     Five registered       None
                       Compliance   Officer since        Compliance, USAA (9/04-present); Assistant investment
                       Officer      September 2004       Vice President, Investment Management      companies
                                                         Administration & Compliance, USAA (12/02-  consisting
                                                         9/04); Assistant Vice President,           of 44 funds
                                                         Investment Management Administration &
                                                         Compliance, IMCO (9/01-12/02); Senior
                                                         Manager, Investment Management Assurance and
                                                         Advisory Services, KPMG LLP (6/98-8/01).
                                                         Mr. Hill also holds the officer position
                                                         of Chief Compliance Officer of the USAA
                                                         Life  Investment  Trust,  a registered
                                                         investment company offering five
                                                         individual funds.
====================================================================================================================================

* The address of the Interested Director and each officer is P.O. Box 659430, San Antonio, Texas 78265-9430.

COMMITTEES OF THE BOARD OF DIRECTORS

The Board of Directors typically conducts regular meetings five or six times a year to review the operations of the Funds in the USAA family of funds. During the Funds' most recent full fiscal year ended March 31, 2005, the Board of Directors held meetings five times. A portion of these meetings is devoted to various committee meetings of the Board of Directors, which focus on particular matters. In addition, the Board of Directors may hold special meetings by telephone or in person to discuss specific matters that may require action prior to the next regular meeting. The Board of Directors has four committees: an Executive Committee, an Audit Committee, a Pricing and Investment Committee, and a Corporate Governance Committee. The duties of these four Committees and their present membership are as follows:

         EXECUTIVE COMMITTEE: Between the meetings of the Board of Directors and while the Board is not in session, the Executive Committee of the Board of Directors has all the powers and may exercise all the duties of the Board of Directors in the management of the business of the Company that may be delegated to it by the Board. Directors Claus and Zucker are members of the Executive Committee.

         AUDIT COMMITTEE: The Audit Committee of the Board of Directors reviews the financial information and the independent auditors' reports, and undertakes certain studies and analyses as directed by the Board. Directors Dreeben, Mason, Reimherr, Starks, and Zucker are members of the Audit Committee. During the Funds' most recent full fiscal year ended March 31, 2005, the Audit Committee held meetings three times.

         PRICING AND INVESTMENT COMMITTEE: The Pricing and Investment Committee of the Board of Directors acts upon various investment-related issues and other matters that have been delegated to it by the Board. Directors Claus, Dreeben, Mason, Reimherr, Starks, and Zucker are members of the Pricing and Investment Committee. During the Funds' most recent full fiscal year ended March 31, 2005, the Pricing and Investment Committee held meetings five times.

         CORPORATE GOVERNANCE COMMITTEE: The Corporate Governance Committee of the Board of Directors maintains oversight of the organization, performance, and effectiveness of the Board and independent Directors. Directors Dreeben, Mason, Reimherr, Starks, and Zucker are members of the Corporate Governance Committee. During the Funds' most recent full fiscal year ended March 31, 2005, the Corporate Governance Committee held meetings four times.

         In addition to the previously listed Directors and/or officers of the Company who also serve as Directors and/or officers of the Manager, the following individuals are executive officers of the Manager: Mark S. Rapp, Senior Vice President, Marketing, and Terri L. Luensmann, Senior Vice President, Investment Operations. There are no family relationships among the Directors, officers, and managerial level employees of the Company.

         The following table sets forth the dollar range of total equity securities beneficially owned by the Directors of the Funds listed in this SAI and in all the USAA Funds overseen by the Directors as of the calendar year ended December 31, 2004.

                                                                  USAA FUND
                              VIRGINIA      VIRGINIA MONEY         COMPLEX
                             BOND FUND       MARKET FUND            TOTAL

INTERESTED DIRECTOR

Christopher W. Claus           None             None           Over $100,000

NON INTERESTED DIRECTORS

Barbara B. Dreeben             None             None           Over $100,000
Robert L. Mason                None             None           Over $100,000
Michael F. Reimherr            None             None           Over $100,000
Laura T. Starks                None             None           Over $100,000
Richard A. Zucker              None             None           Over $100,000

         The following table sets forth information describing the compensation of the current Directors of the Company for their services as Directors for the fiscal year ended March 31, 2005.

        NAME                         AGGREGATE           TOTAL COMPENSATION
         OF                        COMPENSATION         FROM THE USAA FUNDS
      DIRECTOR                   FROM THE COMPANY       AND FUND COMPLEX (B)

INTERESTED DIRECTOR

Christopher W. Claus                  None (a)                 None (a)

NON INTERESTED DIRECTORS

Barbara B. Dreeben                    $ 13,950                 $ 55,800
Robert L. Mason                       $ 14,550                 $ 58,200
Michael F. Reimherr                   $ 13,650                 $ 54,600
Laura T. Starks                       $ 13,650                 $ 54,600
Richard A. Zucker                     $ 14,850                 $ 59,400

(A) CHRISTOPHER W. CLAUS IS AFFILIATED WITH THE COMPANY'S INVESTMENT ADVISER, IMCO, AND, ACCORDINGLY, RECEIVES NO REMUNERATION FROM THE COMPANY OR ANY OTHER FUND OF THE USAA FUND COMPLEX.

(B) AT MARCH 31, 2005, THE USAA FUND COMPLEX CONSISTED OF FIVE REGISTERED INVESTMENT COMPANIES OFFERING 44 INDIVIDUAL FUNDS. EACH DIRECTOR PRESENTLY SERVES AS A DIRECTOR OR TRUSTEE ON ALL OF THE INVESTMENT COMPANIES IN THE USAA FUND COMPLEX, EXCEPT FOR THE USAA LIFE INVESTMENT TRUST, WHICH CONSISTS OF FIVE FUNDS AVAILABLE TO THE PUBLIC ONLY THROUGH THE PURCHASE OF CERTAIN VARIABLE ANNUITY CONTRACTS AND VARIABLE UNIVERSAL LIFE INSURANCE POLICIES OFFERED BY USAA LIFE INSURANCE COMPANY.

         No compensation is paid by any fund to any Director/Trustee who is a director, officer, or employee of IMCO or its affiliates. No pension or retirement benefits are accrued as part of fund expenses. The Company reimburses certain expenses of the Directors who are not affiliated with the investment adviser. As of June 30, 2005, the officers and Directors of the Company and their families as a group owned beneficially or of record less than 1% of the outstanding shares of the Company.

         The Company knows of no one person who, as of June 30 2005, held of record or owned beneficially 5% or more of either Fund's shares.

                              THE COMPANY'S MANAGER

As described in the prospectus, IMCO is the manager and investment adviser, providing services under the Advisory Agreement. IMCO, organized in May 1970, is a wholly owned indirect subsidiary of United Services Automobile Association
(USAA), a large, diversified financial services institution, and has served as investment adviser and underwriter for the Company from its inception.

         In addition to managing the Company's assets, IMCO advises and manages the investments for USAA and its affiliated companies as well as those of USAA Mutual Fund, Inc., USAA Investment Trust, USAA State Tax-Free Trust, and USAA Life Investment Trust. As of the date of this SAI, total assets under management by IMCO were approximately $51 billion, of which approximately $30 billion were in mutual fund portfolios.

ADVISORY AGREEMENT

Under the Advisory Agreement, IMCO provides an investment program, carries out the investment policy, and manages the portfolio assets for each Fund. For these services under the Advisory Agreement, the Company has agreed to pay IMCO a fee computed as described under FUND MANAGEMENT in the prospectus. Management fees are computed and accrued daily and payable monthly. IMCO is authorized, subject to the control of the Board of Directors of the Company, to determine the selection, amount, and time to buy or sell securities for each Fund. IMCO compensates all personnel, officers, and Directors of the Company if such persons are also employees of IMCO or its affiliates.

         Except for the services and facilities provided by IMCO, the Funds pay all other expenses incurred in their operations. Expenses for which the Funds are responsible include taxes (if any); brokerage commissions on portfolio transactions (if any); expenses of issuance and redemption of shares; charges of transfer agents, custodians, and dividend disbursing agents; cost of preparing and distributing proxy material; costs of printing and engraving stock certificates; auditing and legal expenses; certain expenses of registering and qualifying shares for sale; fees of Directors who are not interested persons (not affiliated) of IMCO; costs of printing and mailing the prospectus, SAI, and periodic reports to existing shareholders; and any other charges or fees not specifically enumerated. IMCO pays the cost of printing and mailing copies of the prospectus, the SAI, and reports to prospective shareholders.

         The Advisory Agreement will remain in effect until June 30, 2006, for each Fund and will continue in effect from year to year thereafter for each Fund as long as it is approved at least annually by a vote of the outstanding voting securities of such Fund (as defined by the 1940 Act) or by the Board of Directors (on behalf of such Fund) including a majority of the Directors who are not interested persons of IMCO or (otherwise than as Directors) of the Company, at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated at any time by either the Company or IMCO on 60 days' written notice. It will automatically terminate in the event of its assignment (as defined in the 1940 Act).

         From time to time, IMCO may voluntarily, without prior notice to shareholders, waive all or any portion of fees or agree to reimburse expenses incurred by a Fund. IMCO may modify or eliminate the voluntary waiver at any time without prior notice to shareholders.

         For the last three fiscal years ended March 31, management fees were as follows:

                                     2003          2004           2005
 Virginia Bond Fund              $ 1,744,288    $ 1,874,465    $ 1,858,044
 Virginia Money Market Fund      $   561,705    $   582,138    $   554,483

         The Virginia Bond Fund's management fee is based upon two components, a base fee and performance adjustment. The base fee of the Funds is accrued daily and paid monthly, is computed as a percentage of the aggregate average net assets of both Funds combined. This base fee is allocated between the Funds based on the relative net assets of each. This base fee is computed and paid at one-half of one percent (0.50%) of the first $50 million of average net assets, two-fifths of one percent (0.40%) for that portion of average net assets over $50 million but not over $100 million, and three-tenths of one percent (0.30%) for that portion of average net assets over $100 million. The performance adjustment for the Virginia Bond Fund increases or decreases the base fee depending upon the performance of the Fund relative to its relevant index. The Virginia Bond Fund's performance will be measured relative to that of the Lipper Virginia Municipal Debt Fund Index. With respect to the Virginia Money Market Fund, the management fee will continue to consist solely of the base fee discussed in this paragraph.

COMPUTING THE PERFORMANCE ADJUSTMENT

For any month, the base fee of the Virginia Bond Fund will equal the Fund's average net assets for that month multiplied by the annual base fee rate for the Fund, multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The base fee is then adjusted based upon the Fund's average annual performance during the performance period compared to the average annual performance of the Fund's relevant index over the same time period. The performance period for the Virginia Bond Fund consists of the current month plus the previous 35 months.

         The annual performance adjustment rate is multiplied by the average net assets of the Virginia Bond Fund over the performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the chart on the following page:

             OVER/UNDER PERFORMANCE         ANNUAL ADJUSTMENT RATE
              RELATIVE TO INDEX         (IN BASIS POINTS AS A PERCENTAGE
              (IN BASIS POINTS) 1        OF A FUND'S AVERAGE NET ASSETS)

                  +/- 20 to 50                     +/- 4
                 +/- 51 to 100                     +/- 5
               +/- 101 and greater                 +/- 6


       1 BASED ON THE DIFFERENCE  BETWEEN AVERAGE ANNUAL PERFORMANCE OF THE FUND
         AND ITS RELEVANT INDEX, ROUNDED TO THE NEAREST BASIS POINT (.01%).

         For example, assume that a fixed income fund with average net assets of $900 million has a base fee of 0.30 of 1% (30 basis points) of the fund's average net assets. Also assume that the fund had average net assets during the performance period of $850 million. The following examples demonstrate the effect of the performance adjustment during a given 30-day month in various market environments, including situations in which the fund has outperformed, underperformed, and approximately matched its relevant index:


                                  1          2            3          4             5          6
Fund Performance (a)            6.80%      5.30%       4.30%      (7.55%)       (-5.20%)    (3.65%)
Index Performance (a)           4.75%      5.15%       4.70%      (8.50%)       (-3.75%)    (3.50%)
                               ------     ------      ------      -------       --------   --------
Over/Under Performance (b)     + 205        +15        - 40         + 95         - 145       - 15
Annual Adjustment Rate (b)       + 6          0          -4          + 5           - 6          0
Monthly Adjustment Rate (c)      .0049%      n/a       (.0033%)     .0041%      (.0049%)       n/a
Base Fee for Month            $ 221,918   $ 221,918   $ 221,918   $ 221,918   $ 221,918    $ 221,918
Performance Adjustment           41,650           0     (28,050)     34,850     (41,650)          0
                              -----------------------------------------------------------------------
Monthly Fee                   $ 263,568   $ 221,918   $ 193,868   $ 256,768   $ 180,268    $ 221,918
                              =======================================================================

(A) AVERAGE ANNUAL PERFORMANCE OVER A 36-MONTH PERIOD
(B) IN BASIS POINTS
(C) ANNUAL ADJUSTMENT RATE DIVIDED BY 365, MULTIPLIED BY 30, AND STATED AS A PERCENTAGE

         The Virginia Bond Fund measures its investment performance by comparing the beginning and ending redeemable value of an investment in the Fund during the measurement period, assuming the reinvestment of dividends and capital gains distributions during the period. Lipper uses this same methodology when it measures the investment performance of the component mutual funds within the Virginia Municipal Debt Fund Index. Because the adjustment to the base fee is based upon the Fund's performance compared to the investment record of its respective Index, the controlling factor as to whether a performance adjustment will be made is not whether the Fund's performance is up or down per se, but whether it is up or down more or less than the record of its respective Index. Moreover, the comparative investment performance of the Fund is based solely on the relevant performance period without regard to the cumulative performance over a longer or shorter period of time.

APPROVAL OF ADVISORY AGREEMENT

At a meeting of the Board of Directors held on April 28, 2005, the Board approved the continuation of the Company's Advisory Agreement for a one-year period ending June 30, 2006. In reviewing the Advisory Agreements, it was noted that the Board considered on a Fund-by-Fund basis the following factors: the nature and quality of the services provided by the Manager to the USAA family of funds; the Manager's personnel and operations; the Manager's financial condition; the level and method of computing each Fund's management fee; comparative performance, fee and expense information for each of the Funds; the profitability of the Funds to Manager; the direct and indirect benefits, if any, derived by Manager from the relationship with the Funds; each Fund's net asset level and net purchases and redemptions and average account size, and their impact on the Fund's performance and expenses; and any possible conflicts of interest. In reviewing the overall profitability of the management fee to the Manager, the Board considered the fact that USAA affiliates provide shareholder servicing and administrative services to the Funds for which they receive compensation. The Board also reviewed comparative information publicly available from other fund companies, and noted that the Manager's profit margins from the Funds appeared below industry norms.

ADMINISTRATION AND SERVICING AGREEMENT

Under an Administration and Servicing Agreement effective August 1, 2001, IMCO is obligated on a continuous basis to provide such administrative services as the Board of Directors of the Company reasonably deems necessary for the proper administration of the Funds. IMCO will generally assist in all aspects of the Funds' operations; supply and maintain office facilities, statistical and research data, data processing services, clerical, accounting, bookkeeping and recordkeeping services (including without limitation the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Directors; provide and maintain an appropriate fidelity bond; process and coordinate purchases and redemptions and coordinate and implement wire transfers in connection therewith; execute orders under any offer of exchange involving concurrent purchases and redemptions of shares of one or more funds in the USAA family of funds; respond to shareholder inquiries; assist in processing shareholder proxy statements, reports, prospectuses, and other shareholder communications; furnish statements and confirms of all account activity; respond to shareholder complaints and other correspondence; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services. For these services under the Administration and Servicing Agreement, the Company has agreed to pay IMCO a fee computed daily and paid monthly, at an annual rate equal to fifteen one-hundredths of one percent (0.15%) for the Virginia Bond Fund and one-tenth of one percent (0.10%) for the Virginia Money Market Fund of the average net assets of the respective Fund. We may also delegate one or more of our responsibilities to others at our expense.

         For the last three fiscal years ended March 31, the Company paid IMCO the following administration and servicing fees:

                                    2003          2004           2005

 Virginia Bond Fund               $ 741,221     $ 757,782      $ 753,867
 Virginia Money Market Fund       $ 174,300     $ 180,765      $ 171,975

CODE OF ETHICS

The Funds and the Manager have adopted a joint code of ethics pursuant to Rule 17j-1 under the 1940 Act, which permits personnel covered by the rule to invest in securities that may be purchased or held by a Fund but prohibits fraudulent, deceptive, or manipulative conduct in connection with that personal investing. The Board of Directors reviews the administration of the joint code of ethics at least annually and receives certifications from the Manager regarding compliance with the code of ethics annually.

         While the officers and employees of the manager, as well as those of the Funds, may engage in personal securities transactions, there are certain restrictions in the procedures in the Codes of Ethics adopted by the Manager and the Funds. The Codes of Ethics are designed to ensure that the shareholders' interests come before the individuals who manage their Funds. The Codes of Ethics require the portfolio manager and other employees with access information about the purchase or sale of securities by the Funds to abide by the Code of Ethics requirements before executing permitted personal trades. A copy of the Codes of Ethics has been filed with the SEC and is available for public view.

UNDERWRITER

The Company has an agreement with IMCO for exclusive underwriting and distribution of the Funds' shares on a continuing best efforts basis. This agreement provides that IMCO will receive no fee or other compensation for such distribution services.

TRANSFER AGENT

The Transfer Agent performs transfer agent services for the Company under a Transfer Agency Agreement. Services include maintenance of shareholder account records, handling of communications with shareholders, distribution of Fund dividends, and production of reports with respect to account activity for shareholders and the Company.

For its services under the Transfer Agency Agreement, each Fund pays the Transfer Agent an annual fixed fee of $25.50 per account. This fee is subject to change at any time.

         The fee to the Transfer Agent includes processing of all transactions and correspondence. Fees are billed on a monthly basis at the rate of one-twelfth of the annual fee. Each Fund pays all out-of-pocket expenses of the Transfer Agent and other expenses which are incurred at the specific direction of the Company. In addition, certain entities may receive payments directly or indirectly from the Transfer Agent, IMCO, or their affiliates for providing shareholder services to their clients who hold Fund shares.

                          PORTFOLIO MANAGER DISCLOSURE

OTHER ACCOUNTS MANAGED

The following tables set forth other accounts for which the Funds' portfolio managers were primarily responsible for the day-to-day portfolio management as of the fiscal year ended March 31, 2005.

VIRGINIA BOND FUND

------------------------------------------------------------------------------------------------------------------------------------
Portfolio Manager       Registered Investment Companies       Other Pooled Investment Vehicles              Other Accounts
                     Number of accounts     Total assets    Number of accounts    Total assets     Number of accounts   Total assets
------------------------------------------------------------------------------------------------------------------------------------
Robert R. Pariseau     4*                $3,746,787,000*     0                  $0                    0                   $0

* All four accounts managed by Mr. Pariseau have advisory fees based on the performance of the account.

VIRGINIA MONEY MARKET FUND

------------------------------------------------------------------------------------------------------------------------------------
Portfolio Manager      Registered Investment Companies        Other Pooled Investment Vehicles              Other Accounts
                     Number of accounts     Total assets    Number of accounts     Total assets    Number of accounts   Total assets
------------------------------------------------------------------------------------------------------------------------------------
Regina G. Schafer      4*                $4,614,442,000*     0                     $0                  0                  $0

* Two of the four accounts with total assets of $3,979,615,000 have advisory fees based on the performance of the account.

CONFLICTS OF INTEREST

These  portfolio  managers  provide  portfolio   management   services  only  to
investment companies in the USAA retail fund family and do not manage any private accounts of unregistered mutual funds.

         Portfolio managers make investment decisions for the funds they manage based on the fund's investment objective, permissible investments, cash flow and other relevant investment considerations that they consider applicable to that portfolio. Therefore, portfolio managers could purchase or sell securities for one portfolio and not another portfolio, or can take similar action for two portfolios at different times, even if the portfolios have the same investment objective and permissible investments.

         Potential conflicts of interest may arise when allocating and/or aggregating trades for funds with a performance fee and those without a performance fee. IMCO often will aggregate multiple orders for the same security for different mutual funds into one single order. To address these potential conflicts of interest, IMCO has adopted detailed procedures regarding the allocation of client orders, and such transactions must be allocated to funds in a fair and equitable manner.

         The performance of each Fund is also periodically reviewed by IMCO's Investment Strategy Committee (ISC), and portfolio managers have the opportunity to explain the reasons underlying a Fund's performance. The ISC and the Board of Directors of USAA Tax Exempt Funds also routinely review and compare the performance of the Funds with the performance of the other funds with the same investment objectives and permissible investments.

         As discussed above, IMCO has policies and procedures designed to seek to minimize potential conflicts of interest arising from portfolio managers advising multiple funds. The Mutual Funds compliance department monitors a variety of areas to ensure compliance with the USAA Funds Compliance Program written procedures, including monitoring each fund's compliance with its investment restrictions and guidelines, and monitoring and periodically reviewing or testing transactions made on behalf of multiple funds to seek to ensure compliance with the USAA Funds Compliance Program written policies and procedures.

COMPENSATION

IMCO's compensation structure includes a base salary and an incentive component. The portfolio managers are officers of IMCO and their base salary is determined by the salary range for their official position, which is influenced by market and competitive considerations. The base salary is fixed but can change each year as a result of the portfolio manager's annual evaluation or if the portfolio manager is promoted. Each portfolio manager also is eligible to receive an incentive payment based on the performance of the Fund(s) managed by the portfolio manager compared to each Fund's comparative ranking against all funds within the appropriate Lipper category, or for money market funds within the appropriate iMoney Net, Inc. category. Each fixed income fund, except for the money market funds, has a performance fee component to the advisory fee earned by IMCO. The performance fee adjustment for these Funds is based on the Fund's relative performance compared to the appropriate Lipper index, rather than the Fund's ranking against all funds in its Lipper category. Portfolio managers will receive incentive payments under this plan only if the Funds they manage are at or above the 50th percentile compared to their industry peers, and the incentive payment increases the higher the Fund's relative ranking in its peer universe. In determining the incentive payment of a portfolio manager who manages more than one Fund, IMCO considers the relative performance of each Fund in proportion to the total assets managed by the portfolio manager.

         In addition to salary and incentive payments, portfolio managers also participate in other USAA benefits to the same extent as other employees. Also, USAA has established certain supplemental retirement programs and bonus program available to all officers of USAA-affiliated companies.

PORTFOLIO OWNERSHIP

Because the Virginia Funds can only be offered for sale to Virginia residents, as of the fiscal year ended March 31, 2005, the Funds' portfolio managers did not beneficially own any securities of these Funds.

                          PORTFOLIO HOLDINGS DISCLOSURE

The Company's Board of Directors has adopted a policy on selective disclosure of portfolio holdings. The Company's policy is to protect the confidentiality of each Fund's portfolio holdings and prevent the selective disclosure of material non-public information about the identity of such holdings. To prevent the selective disclosure of portfolio holdings of the Funds, the general policy of the Funds is to not disclose any portfolio holdings of the Funds, other than the portfolio holdings filed with the SEC on Form N-CSR (I.E., annual and semiannual reports) and Form N-Q (I.E., quarterly portfolio holdings reports), and any portfolio holdings made available on usaa.com. This general policy shall not apply, however, in the following instances:

     * Where the person to whom the disclosure is made owes a fiduciary or other duty of trust or confidence to the Funds (E.G., auditors, attorneys, and Access Persons under the Funds' Joint Code of Ethics);

     * Where the person has a valid reason to have access to the portfolio holdings information and has agreed not to disclose or misuse the information (E.G., custodians, accounting agents, securities lending agents, subadvisers, rating agencies, mutual fund evaluation services, such as Lipper, and proxy voting agents);

     *    As disclosed in this SAI; and

     *    As required by law or a regulatory body.

         If portfolio holdings are released pursuant to an ongoing arrangement with any party that owes a fiduciary or other duty of trust or confidence to a Fund or has a valid reason to have access to the portfolio holdings information and has agreed not to disclose or misuse the information, the Fund must have a legitimate business purpose for doing so, and neither the Fund, nor the Manager or its affiliates, may receive any compensation in connection with an arrangement to make available information about the Fund's portfolio holdings. If the applicable conditions set forth above are satisfied, the Fund may distribute portfolio holdings to mutual fund evaluation services such as Lipper Inc. and broker-dealers that may be used by the Fund, for the purpose of efficient trading and receipt of relevant research. In providing this information to broker-dealers, reasonable precautions are taken to avoid any potential misuse of the disclosed information.

         The Fund also may disclose any and all portfolio information to its service providers and others who generally need access to such information in the performance of their contractual duties and responsibilities and are subject to duties of confidentiality, including a duty not to trade on non-public information, imposed by law and/or agreement. These service providers include, among others, each Fund's custodian, auditors, attorneys, investment adviser, administrator, and each of their respective affiliates and advisers.

         Any person or entity that does not have a previously approved ongoing arrangement to receive non-public portfolio holdings information and seeks a Fund's portfolio holdings information that (i) has not been filed with the SEC, or (ii) is not available on usaa.com, must submit its request in writing to the Fund's Chief Compliance Office (CCO), or USAA Securities Counsel, who will make a determination whether disclosure of such portfolio holdings may be made and whether the relevant Fund needs to make any related disclosure in its SAI. A report will be made to each Fund's Board of Directors/Trustees at each quarterly meeting about (i) any determinations made by the CCO, Securities Counsel, pursuant to the procedures set forth in this paragraph, and (ii) any violations of the portfolio holdings policy.

         Each Fund intends to post its annual and semiannual reports, and quarterly schedules of portfolio holdings on usaa.com after these reports are filed with the Securities and Exchange Commission. In addition, the Virginia Bond Fund intends to post its top ten holdings on USAA.COM 15 days following the end of each month.

         In order to address potential conflicts of interest between the interests of a Fund's shareholders, on the one hand, and the interests of the Fund's investment adviser, principal underwriter, or certain affiliated persons, on the other, the Funds have adopted the policies described above (i) prohibiting the receipt of compensation in connection with an arrangement to make available information about a Fund's portfolio holdings and (ii) requiring certain requests for non-public portfolio holdings information to be approved by the CCO or Securities Counsel, and then reported to the Fund's Board, including the Non Interested Directors.

                              GENERAL INFORMATION


CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company, P.O. Box 1713, Boston, Massachusetts 02105, is the custodian and accounting agent for the Funds. The custodian is responsible for, among other things, safeguarding and controlling the Funds' cash and securities, handling the receipt and delivery of securities, and collecting interest on the Funds' investments. The accounting agent is responsible for, among other things, calculating the Funds' net asset value accurately and timely.

COUNSEL

Kirkpatrick & Lockhart Nicholson Graham LLP, 1800 Massachusetts Ave. NW, 2nd Floor, Washington, DC 20036-1221, will review certain legal matters for the Company in connection with the shares offered by the prospectus.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP, 1900 Frost Bank Tower, 100 West Houston Street, San Antonio, Texas 78205, is the current independent registered public accounting firm for the Funds. In this capacity, the firm is responsible for the audits of the annual financial statements of the Funds and reporting thereon.

              APPENDIX A -- TAX-EXEMPT SECURITIES AND THEIR RATINGS

TAX-EXEMPT SECURITIES

Tax-exempt securities generally include debt obligations issued by states and their political subdivisions, and duly constituted authorities and corporations, to obtain funds to construct, repair or improve various public facilities such as airports, bridges, highways, hospitals, housing, schools, streets, and water and sewer works. Tax-exempt securities may also be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities.

         The two principal classifications of tax-exempt securities are "general obligations" and "revenue" or "special tax" bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue or special tax bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other tax, but not from general tax revenues. The Funds may also invest in tax-exempt industrial development revenue bonds, which in most cases are revenue bonds and generally do not have the pledge of the credit of the issuer. The payment of the principal and interest on such industrial development revenue bonds is dependent solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. There are, of course, many variations in the terms of, and the security underlying, tax-exempt securities. Short-term obligations issued by the states, cities, municipalities or municipal agencies include tax anticipation notes, revenue anticipation notes, bond anticipation notes, construction loan notes, and short-term notes.

         The yields of tax-exempt securities depend on, among other things, general money market conditions, conditions of the tax-exempt bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of Moody's Investors Service (Moody's), Standard & Poor's Ratings Group (S&P), Fitch Ratings (Fitch), Dominion Bond Rating Service Limited (Dominion) and A.M. Best Co., Inc. (A.M. Best) represent their opinions of the quality of the securities rated by them. It should be emphasized that such ratings are general and are not absolute standards of quality. Consequently, securities with the same maturity, coupon, and rating may have different yields, while securities of the same maturity and coupon but with different ratings may have the same yield. It will be the responsibility of the Manager to appraise independently the fundamental quality of the tax-exempt securities included in a Fund's portfolio.

1. LONG-TERM DEBT RATINGS:

MOODY'S INVESTORS SERVICE

Aaa Obligations rated Aaa are judged to be of the best quality, with minimal credit risk.

Aa Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

NOTE: MOODY'S APPLIES NUMERICAL MODIFIERS 1, 2, AND 3 IN EACH GENERIC RATING CLASSIFICATION. THE MODIFIER 1 INDICATES THAT THE OBLIGATION RANKS IN THE HIGHER END OF ITS GENERIC RATING CATEGORY, THE MODIFIER 2 INDICATES A MIDRANGE RANKING, AND THE MODIFIER 3 INDICATES A RANKING IN THE LOWER END OF THAT GENERIC RATING CATEGORY.

STANDARD & POOR'S RATINGS GROUP

AAA An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest rated issues only in small degree. The obligor's capacity to meet its financial commitment on the obligation is VERY STRONG.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still STRONG.

BBB An obligation rated BBB exhibits adequate capacity to pay interest and repay principal. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

PLUS (+) OR MINUS (-): THE RATINGS FROM AA TO BBB MAY BE MODIFIED BY THE ADDITION OF A PLUS OR MINUS SIGN TO SHOW RELATIVE STANDING WITHIN THE MAJOR RATING CATEGORIES.

FITCH RATINGS

AAA Highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

DOMINION BOND RATING SERVICE LIMITED (DOMINION)

As is the case with all Dominion rating scales, long-term debt ratings are meant to give an indication of the risk that the borrower will not fulfill its full obligations in a timely manner with respect to both interest and principal commitments. Dominion ratings do not take factors such as pricing or market risk into consideration and are expected to be used by purchasers as one part of their investment process. Every Dominion rating is based on quantitative and qualitative considerations that are relevant for the borrowing entity.

AAA Bonds rated "AAA" are of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present that would detract from the performance of the entity, the strength of liquidity and coverage ratios is unquestioned, and the entity has established a creditable track record of superior performance. Given the extremely tough definition that Dominion has established for this category, few entities are able to achieve a AAA rating.

AA Bonds rated "AA" are of superior credit quality, and protection of interest and principal is considered high. In many cases, they differ from bonds rated AAA only to a small degree. Given the extremely tough definition that Dominion has for the AAA category (which few companies are able to achieve), entities rated AA are also considered to be strong credits, which typically exemplify above-average strength in key areas of consideration and are unlikely to be significantly affected by reasonably foreseeable events.

A Bonds rated "A" are of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than with AA rated entities. While a respectable rating, entities in the "A" category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher rated companies.

BBB Bonds rated "BBB" are of adequate credit quality. Protection of interest and principal is considered adequate, but the entity is more susceptible to adverse changes in financial and economic conditions, or there may be other adversities present that reduce the strength of the entity and its rated securities.

BB Bonds rated "BB" are defined to be speculative, where the degree of protection afforded interest and principal is uncertain, particularly during periods of economic recession. Entities in the BB area typically have limited access to capital markets and additional liquidity support and, in many cases, small size or lack of competitive strength may be additional negative considerations.

NOTE: (HIGH/LOW) GRADES ARE USED TO INDICATE THE RELATIVE STANDING OF A CREDIT WITHIN A PARTICULAR RATING CATEGORY. THE LACK OF ONE OF THESE DESIGNATIONS INDICATES A RATING THAT IS ESSENTIALLY IN THE MIDDLE OF THE CATEGORY. NOTE THAT "HIGH" AND "LOW" GRADES ARE NOT USED FOR THE AAA CATEGORY.

A.M. BEST CO., INC.

A.M. Best's Long-Term Debt Rating (issue credit rating) is an opinion as to the issuer's ability to meet its financial obligations to security holders when due. There ratings are assigned to debt and preferred stock issues.

aaa Assigned to issues, where the issuer has, in our opinion, an exceptional ability to meet the terms of the obligation.

aa Assigned to issues, where the issuer has, in our opinion, a very strong ability to meet the terms of the obligation.

a Assigned to issues, where the issuer has, in our opinion, a strong ability to meet the terms of the obligation.

bbb Assigned to issues, where the issuer has, in our opinion, an adequate ability to meet the terms of the obligation; however, is more susceptible to changes in economic or other conditions.

RATINGS FROM "AA" TO "BBB" MAY BE ENHANCED WITH A "+" (PLUS) OR "-" (MINUS) TO INDICATE WHETHER CREDIT QUALITY IS NEAR THE TOP OR BOTTOM OF A CATEGORY.

2. SHORT-TERM DEBT RATINGS:

MOODY'S STATE AND TAX-EXEMPT NOTES

 MIG-1 This designation denotes superior credit quality. Excellent protection is affordable by established cash flows, high reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

 MIG-2        This  designation  denotes  strong  credit  quality.   Margins  of
              protection are ample, although not as large as in the preceding group.

 MIG-3        This designation denotes acceptable credit quality.  Liquidity and
              cash-flow   protection  may  be  narrow,  and  market  access  for
              refinancing is likely to be less well-established.

 SG This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

MOODY'S COMMERCIAL PAPER

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

            * Leading  market  positions  in  well-established  industries.
            * High rates of return on funds employed.
            * Conservative  capitalization  structures  with  moderate  reliance on debt and ample asset  protection.
            * Broad margins in  earning  coverage of fixed financial charges and high internal cash generation.
            * Well-established  access  to  a  range  of financial  markets  and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

S&P TAX-EXEMPT NOTES

SP-1 Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2     Satisfactory  capacity  to  pay  principal  and  interest,   with  some
         vulnerability to adverse financial and economic changes over the term of the notes.

S&P COMMERCIAL PAPER

A-1 This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

FITCH'S COMMERCIAL PAPER, CERTIFICATES OF DEPOSIT, AND TAX-EXEMPT NOTES

F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit features.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

DOMINION COMMERCIAL PAPER

R-1 (high)        Short-term  debt rated "R-1  (high)" is of the highest  credit quality,  and indicates an entity that possesses  unquestioned ability  to  repay  current  liabilities  as  they  fall  due.
                  Entities  rated  in this  category  normally  maintain  strong
                  liquidity    positions,    conservative    debt   levels   and
                  profitability,   which  is  both  stable  and  above  average.
                  Companies achieving an "R-1 (high)" rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results and no substantial qualifying negative factors. Given the extremely tough definition, which Dominion has established for an "R-1
                  (high)," few entities are strong enough to achieve this rating.

R-1 (middle)      Short-term  debt rated "R-1  (middle)"  is of superior  credit quality and, in most cases, ratings in this category differ from "R-1 (high)" credits to only a small degree. Given the extremely tough definition, which Dominion has for the "R-1
                  (high)" category (which few companies are able to achieve), entities rated "R-1 (middle)" are also considered strong credits which typically exemplify above average strength in key areas of consideration for debt protection.

R-1 (low)         Short-term  debt rated "R-1 (low)" is of  satisfactory  credit quality. The overall strength and outlook for key liquidity, debt and profitability ratios is not normally as favorable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors that exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.

R-2 (high),
R-2 (middle),
R-2 (low)         Short-term  debt rated "R-2" is of adequate credit quality and within the three subset grades,  debt  protection  ranges from having  reasonable  ability for timely  repayment  to a level, which is considered only just adequate. The liquidity and debt ratios  of  entities  in the "R-2"  classification  are not as strong as those in the "R-1" category, and the past and future trend may suggest some risk of maintaining the strength of key ratios  in  these  areas.  Alternative  sources  of  liquidity
                  support  are  considered   satisfactory;   however,  even  the
                  strongest  liquidity  support will not improve the  commercial paper  rating  of the  issuer.  The  size  of the  entity  may restrict its  flexibility,  and its  relative  position in the industry  is not  typically  as  strong  as an  "R-1  credit."
                  Profitability  trends, past and future, may be less favorable,
                  earnings  not  as  stable,   and  there  are  often   negative
                  qualifying factors present, which could also make the entity more vulnerable to adverse changes in financial and economic conditions.

R-3 (high),
R-3 (middle),
R-3 (low)         Short-term  debt rated  "R-3" is  speculative,  and within the three subset  grades,  the capacity for timely  payment ranges from mildly  speculative  to doubtful.  "R-3"  credits tend to have weak  liquidity and debt ratios,  and the future trend of these ratios is also unclear.  Due to its speculative  nature, companies  with "R-3" ratings would normally have very limited access to  alternative  sources of liquidity.  Earnings  would
                  typically  be  very   unstable,   and  the  level  of  overall
                  profitability  of the  entity is also  likely  to be low.  The
                  industry   environment   may  be  weak,  and  strong  negative
                  qualifying factors are also likely to be present.

NOTE: ALL THREE DOMINION RATING CATEGORIES FOR SHORT-TERM DEBT USE "HIGH," "MIDDLE," OR "LOW" AS SUBSET GRADES TO DESIGNATE THE RELATIVE STANDING OF THE CREDIT WITHIN A PARTICULAR RATING CATEGORY.

A.M. BEST CO., INC.

AMB-1+ Assigned to issues, where the issuer has, in our opinion, the strongest ability to repay short-term debt obligations.

AMB-1 Assigned to issues, where the issuer has, in our opinion, an outstanding ability to repay short-term debt obligations.

AMB-2 Assigned to issues, where the issuer has, in our opinion, a satisfactory ability to repay short-term debt obligations.

AMB-3 Assigned to issues, where the issuer has, in our opinion, an adequate ability to repay short-term debt obligations; however, adverse economic conditions will likely lead to a reduced capacity to meet its financial commitments on shorter debt obligations.

17004-0805

                           USAA TAX EXEMPT FUND, INC.


PART C.   OTHER INFORMATION

ITEM 23.                              EXHIBITS

EXHIBIT NO.       DESCRIPTION OF EXHIBITS

     a    (i)      Articles of Incorporation dated November 13, 1981 (1)
          (ii)     Articles of Amendment to Articles of Incorporation dated
                   December 18, 1981 (1)
          (iii)    Articles Supplementary dated December 21, 1983 (1)
          (iv)     Articles of Amendment to Articles of Incorporation dated
                   July 17, 1984 (1)
          (v)      Articles Supplementary dated July 27, 1984 (1)
          (vi)     Articles Supplementary dated August 1, 1985 (1)
          (vii)    Articles Supplementary dated January 17, 1986 (1)
          (viii)   Articles Supplementary dated September 15, 1988 (1)
          (ix)     Articles Supplementary dated May 18, 1989 (1)
          (x)      Articles Supplementary dated August 24, 1989 (1)
          (xi)     Articles Supplementary dated January 29, 1990 (1)
          (xii)    Articles Supplementary dated July 25, 1990 (1)
          (xiii)   Articles Supplementary dated May 2, 1991 (1)
          (xiv)    Articles Supplementary dated September 9, 1991 (1)
          (xv)     Articles Supplementary dated May 12, 1992 (1)
          (xvi)    Articles of Amendment to Articles of Incorporation dated
                   July 22, 1992 (1)
          (xvii) Articles Supplementary dated October 28, 1992 (1) (xviii) Articles Supplementary dated January 28, 1993 (1)
          (xix)    Articles Supplementary dated March 23, 1993 (1)
          (xx)     Articles Supplementary dated May 5, 1993 (1)
          (xxi)    Articles Supplementary dated November 8, 1993 (1)
          (xxiv)   Articles Supplementary dated January 18, 1994 (1)
          (xxv)    Articles Supplementary dated April 11, 1994 (1)
          (xxvi)   Articles Supplementary dated July 9, 1997 (4)
          (xxvii)  Articles Supplementary dated March 4, 1998 (5)
          (xxviii) Articles Supplementary dated April 3, 1998 (5)

     b             Bylaws as amended March 1, 2005 (14)

     c             SPECIMEN CERTIFICATES FOR SHARES OF
          (i)      Short-Term Fund (1)
          (ii)     Intermediate-Term Fund (1)
          (iii)    Long-Term Fund (1)
          (iv)     Tax Exempt Money Market Fund (1)
          (v)      California Bond Fund (1)
          (vi)     California Money Market Fund (1)
          (vii)    New York Bond Fund (1)
          (viii)   New York Money Market Fund (1)
          (ix)     Virginia Bond Fund (1)
          (x)      Virginia Money Market Fund (1)

     d    (i)      Advisory Agreement dated August 1, 2001 (10)
          (ii)     Administration and Servicing Agreement dated August 1, 2001
                   (10)

     e    (i)      Underwriting Agreement dated July 25, 1990 (1)
          (ii)     Letter Agreement dated July 26, 1990 adding New York Bond
                   Fund, New York Money Market Fund, Virginia Bond Fund, and
                   Virginia Money Market Fund (1)

EXHIBIT NO.       DESCRIPTION OF EXHIBITS

     f             Not Applicable

     g    (i)      Custodian Agreement dated June 23, 1989 (1)
          (ii)     Letter Agreement dated July 26, 1990 adding New York Bond
                   Fund, New York Money Market Fund, Virginia Bond Fund, and
                   Virginia Money Market Fund (1)
          (iii)    Subcustodian Agreement dated  March 24, 1994 (3) (iv)
                   Amendment to Custodian Contract dated September 6, 2002 (11)
          (v)      Fee Schedule effective July 1, 2004 (14

     h    (i)      Transfer Agency Agreement dated November 13, 2002 (11)
          (ii)     Master Revolving Credit Facility Agreement with USAA
                   Capital Corporation dated January 6, 2005 (14)

     i             Opinion and Consent of Counsel (filed herewith)

     j             Consent of Independent Registered Public
                   Accounting firm (filed herewith)

     k             Omitted Financial statements - Not Applicable

     l             SUBSCRIPTIONS AND INVESTMENT LETTERS
          (i)      Short-Term Fund, Intermediate-Term Fund, and High-Yield
                   Fund dated December 7, 1981 (1)
          (ii)     California Bond Fund and California Money Market Fund dated
                   June 23, 1989 and June 26, 1989 (1)
          (iii)    New York Bond Fund, New York Money Market Fund, Virginia
                   Bond Fund, and Virginia Money Market Fund dated September 5,
                   1990 (1)

     m             12b-1 Plans - Not Applicable

     n             18f-3 Plans - Not Applicable

     o             Plan Adopting Multiple Class of Shares - Not Applicable

     p             Code of Ethics (14)

     q             POWERS OF ATTORNEY
          (i)      Powers of Attorney for Christopher W. Claus, David M.
                   Holmes, Michael Reimherr, Richard A. Zucker, Barbara B.
                   Dreeben, Laura T. Starks, and Robert L. Mason, dated June
                   25, 2003 (11)

          (ii) Power of Attorney for Debra K. Dunn dated July x, 2005 (filed herewith)

---------------------

     (1)  Previously  filed  with   Post-Effective   Amendment  No.  23  of  the
          Registrant (No. 2-75093) filed with the Securities and Exchange Commission on July 24, 1995.

     (2)  Previously  filed  with   Post-Effective   Amendment  No.  24  of  the
          Registrant (No. 2-75093) filed with the Securities and Exchange Commission on May 22, 1996.

     (3)  Previously  filed  with   Post-Effective   Amendment  No.  25  of  the
          Registrant (No. 2-75093) filed with the Securities and Exchange Commission on July 25, 1996.

     (4)  Previously  filed  with   Post-Effective   Amendment  No.  26  of  the
          Registrant (No. 2-75093) filed with the Securities and Exchange Commission on July 30, 1997.

     (5)  Previously  filed  with   Post-Effective   Amendment  No.  27  of  the
          Registrant (No. 2-75093) filed with the Securities and Exchange Commission on May 29, 1998.

     (6)  Previously  filed  with   Post-Effective   Amendment  No.  28  of  the
          Registrant (No. 2-75093) filed with the Securities and Exchange Commission on June 1, 1999.

     (7)  Previously  filed  with   Post-Effective   Amendment  No.  29  of  the
          Registrant (No. 2-75093) filed with the Securities and Exchange Commission on July 31, 2000.

     (8)  Previously  filed  with   Post-Effective   Amendment  No.  30  of  the
          Registrant (No. 2-75093) filed with the Securities and Exchange Commission on June 22, 2001.

     (9)  Previously  filed  with   Post-Effective   Amendment  No.  31  of  the
          Registrant (No. 2-75093) filed with the Securities and Exchange Commission on July 26, 2001.

     (10) Previously  filed  with   Post-Effective   Amendment  No.  32  of  the
          Registrant (No. 2-75093) filed with the Securities and Exchange Commission on July 31, 2002.

     (11) Previously  filed  with   Post-Effective   Amendment  No.  33  of  the
          Registrant (No. 2-75093) filed with the Securities and Exchange Commission on July 29, 2003.

     (12) Previously  filed  with   Post-Effective   Amendment  No.  34  of  the
          Registrant (No. 2-75093) filed with the Securities and Exchange Commission on May 28, 2004.

     (13) Previously  filed  with   Post-Effective   Amendment  No.  35  of  the
          Registrant (No. 2-75093) filed with the Securities and Exchange Commission on July 30, 2004.

     (14) Previously  filed  with   Post-Effective   Amendment  No.  36  of  the
          Registrant (No. 2-75093) filed with the Securities and Exchange Commission on June 1, 2005.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

          Information pertaining to persons controlled by or under common control with Registrant is hereby incorporated by reference to the section captioned "Directors and Officers of the Company" in the Statement of Additional Information.

ITEM 25.  INDEMNIFICATION

          Protection for the liability of the adviser and underwriter and for the officers and directors of the Registrant is provided by two methods:

          (a) THE DIRECTOR AND OFFICER LIABILITY POLICY. This policy covers all losses incurred by the Registrant, its adviser and its underwriter from any claim made against those entities or persons during the policy period by any shareholder or former shareholder of the Fund by reason of any alleged negligent act, error or omission committed in connection with the administration of the investments of said Registrant.

          (b) STATUTORY INDEMNIFICATION PROVISIONS. Under Section 2-418 of the Maryland General Corporation Law, the Registrant is authorized to indemnify any past or present director, officer, agent or employee against judgments, penalties, fines, settlements and reasonable expenses actually incurred by him in connection with any proceeding in which he is a party by reason of having served as a director, officer, agent or employee, if he acted in good faith and reasonably believed (i) in the case of conduct in his official capacity with the Registrant, that his conduct was in the best interests of the Registrant, or (ii) in all other cases, that his conduct was at least not opposed to the best interests of the Registrant. In the case of any criminal proceeding, said director, officer, agent or employee must in addition have had no reasonable cause to believe that his conduct was unlawful. In the case of a proceeding by or in the right of the Registrant, indemnification may only be made against reasonable expenses and may not be made in respect of any proceeding in which the director, officer, agent or employee shall have been adjudged to be liable to the Registrant. The termination of any proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent creates a rebuttable presumption that the director, officer, agent or employee did not meet the requisite standard of conduct for indemnification. No indemnification may be made in respect of any proceeding charging improper personal benefit to the director, officer, agent or employee whether or not involving action in such person's official capacity, if such person was adjudged to be liable on the basis that improper personal benefit was received. If such director, officer, agent or employee is successful, on the merits or otherwise, in defense of any such proceeding against him, he shall be indemnified against the reasonable expenses incurred by him (unless such indemnification is limited by the Registrant's charter, which it is not). Additionally, a court of appropriate jurisdiction may order indemnification in certain circumstances, even if the appropriate standard of conduct set forth above was not met. Indemnification may not be made unless authorized in the specific case after determination that the applicable standard of conduct has been met. Such determination shall be made by either:
               (i) the board of directors by either (x) a majority vote of a quorum consisting of directors not parties to the proceeding or
               (y) if such quorum cannot be obtained, then by a majority vote of a committee of the board consisting solely of two or more directors not at the time parties to such proceeding who were duly designated to act in the matter by a majority vote of the full board in which the designated directors who are parties may participate; (ii) special legal counsel selected by the board of directors or a committee of the board by vote as set forth in (i) above, or, if the requisite quorum of the board cannot be obtained therefor and the committee cannot be established, by a majority vote of the full board in which directors who are parties may participate; or (iii) the stockholders.

               Reasonable expenses may be reimbursed or paid by the Registrant in advance of final disposition of a proceeding after a determination, made in accordance with the procedures set forth in the preceding paragraph, that the facts then known to those making the determination would not preclude indemnification under the applicable standards provided the Registrant receives (i) a written affirmation of the good faith belief of the person seeking indemnification that the applicable standard of conduct necessary for indemnification has been met, and (ii) a written undertaking to repay the advanced sums if it is ultimately determined that the applicable standard of conduct has not been met.

               Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the Registrant's Articles of Incorporation or otherwise, the
               Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, then the Registrant will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

          Information pertaining to business and other connections of the Registrant's investment adviser is hereby incorporated by reference to the section of the Prospectus captioned "Fund Management" and to the section of the Statement of Additional Information captioned "Directors and Officers of the Company."

ITEM 27.  PRINCIPAL UNDERWRITERS

          (a) USAA Investment Management Company (the "Adviser") acts as principal underwriter and distributor of the Registrant's shares on a best-efforts basis and receives no fee or commission for its underwriting services. The Adviser, wholly owned by United Services Automobile Association, also serves as principal underwriter for USAA Mutual Fund, Inc., USAA Investment Trust, and USAA State Tax-Free Trust.

          (b) Following is information concerning directors and executive officers of USAA Investment Management Company.

  NAME AND PRINCIPAL         POSITION AND OFFICES          POSITION AND OFFICES
   BUSINESS ADDRESS            WITH UNDERWRITER              WITH REGISTRANT

Christopher W. Claus       Chief Executive Officer,         President, Director
9800 Fredericksburg Road   President, Director,             and Vice Chairman
San Antonio, TX  78288     and Chairman of                  of the Board of
                           the Board of Directors           Directors

Clifford A. Gladson        Senior Vice President,           Vice President
9800 Fredericksburg Road   Fixed Income Investments
San Antonio, TX  78288

Mark S. Howard             Senior Vice President,           Secretary
9800 Fredericksburg Road   Secretary and Counsel
San Antonio, TX  78288

Debra K. Dunn              Assistant Vice President,        Treasurer
9800 Fredericksburg Road   and Treasurer
San Antonio, TX  78288

Jeffrey D. Hill            Assistant Vice President         Chief Compliance
9800 Fredericksburg Road   Mutual Funds Compliance          Officer
San Antonio, TX  78288

Mark S. Rapp               Senior Vice President,            None
9800 Fredericksburg        Marketing
San Antonio, TX  78288

Teri L. Luensmann          Senior Vice President,            None
9800 Fredericksburg        Investment Operations
San Antonio, TX  78288

     (c)  Not Applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

          The following entities prepare, maintain and preserve the records required by Section 31(a) of the Investment Company Act of 1940 (the "1940 Act") for the Registrant. These services are provided to the Registrant through written agreements between the parties to the effect that such services will be provided to the Registrant for such periods prescribed by the Rules and Regulations of the Securities and Exchange Commission under the 1940 Act and such records are the property of the entity required to maintain and preserve such records and will be surrendered promptly on request:

                   USAA Investment Management Company
                   9800 Fredericksburg Road
                   San Antonio, Texas 78288

                   USAA Shareholder Account Services
                   9800 Fredericksburg Road
                   San Antonio, Texas 78288

                   State Street Bank and Trust Company
                   1776 Heritage Drive
                   North Quincy, Massachusetts 02171

ITEM 29.  MANAGEMENT SERVICES

          Not Applicable

ITEM 30.  UNDERTAKINGS

          None

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act and has duly caused this amendment to its registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of San Antonio and state of Texas on the 28th day of July, 2005.

                                            USAA TAX EXEMPT FUND, INC.

                                               * Christopher W. Claus
                                            -----------------------------------
                                            Christopher W. Claus
                                            President

         Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed below by the following persons in the capacities and on the date(s) indicated.

(Signature)                         (Title)                           (Date)


* Richard A. Zucker                                              July 28, 2005
--------------------------       Chairman of the Board
Richard A. Zucker                of Directors

* Christopher W. Claus                                           July 28, 2005
-------------------------        Vice Chairman of the Board
Christopher W. Claus             of Directors and President
                                 (Principal Executive Officer)

* Debra K. Dunn                                                  July 28, 2005
--------------------------       Treasurer (Principal
Debra K. Dunn                    Financial and
                                 Accounting Officer)

* Barbara B. Dreeben                                             July 28, 2005
-------------------------
Barbara B. Dreeben               Director


* Robert L. Mason                                                July 28, 2005
-------------------------
Robert L. Mason                  Director


* Michael F. Reimherr                                            July 28, 2005
-------------------------
Michael F. Reimherr              Director


* Laura T. Starks                                                July 28, 2005
-------------------------
Laura T. Starks                  Director



*By:     /s/ Mark S. Howard
         ----------------------------
         Mark S. Howard, Attorney-in-Fact, under Powers of Attorney dated
         June 25, 2003, which are incorporated herein and filed under Post Effective Amendment No. 33 with the Securities and Exchange Commission on July 29, 2003, and Power of Attorney dated July 8, 2005, which is filed herewith.

                                 EXHIBIT INDEX

EXHIBIT            ITEM                                             PAGE NO.


 i         Opinion and Consent of Counsel                               422

 j         Consent of Independent Registered Public
           Accounting Firm                                              425

 q   (ii)  Power of Attorney for Debra K. Dunn dated July 8, 2005       427